UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DOMESTIC EQUITY FUNDS

NOVA FUND

S&P 500 FUND

INVERSE S&P 500 STRATEGY FUND

NASDAQ-100® FUND

INVERSE NASDAQ-100® STRATEGY FUND

MID-CAP 1.5x STRATEGY FUND

INVERSE MID-CAP STRATEGY FUND

RUSSELL 2000® 1.5x STRATEGY FUND

RUSSELL 2000® FUND

INVERSE RUSSELL 2000® STRATEGY FUND

S&P 500 PURE GROWTH FUND

S&P 500 PURE VALUE FUND

S&P MIDCAP 400 PURE GROWTH FUND

S&P MIDCAP 400 PURE VALUE FUND

S&P SMALLCAP 600 PURE GROWTH FUND

S&P SMALLCAP 600 PURE VALUE FUND

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25x STRATEGY FUND

JAPAN 2x STRATEGY FUND

SPECIALTY FUNDS

STRENGTHENING DOLLAR 2x STRATEGY FUND

WEAKENING DOLLAR 2x STRATEGY FUND

REAL ESTATE FUND

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

HIGH YIELD STRATEGY FUND

INVERSE HIGH YIELD STRATEGY FUND

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

GO GREEN!

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  1

September 30, 2012

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for an extensive selection of our mutual funds (the “Funds”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

This report covers performance for the semiannual period ended September 30, 2012.

Rydex Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer a wide range of domestic and global themes in our funds and a distinctive ETF line-up.

To learn more about economic and market conditions affecting the six months ending September 30, 2012, we encourage you to read the Economic and Market Overview section of the report. That and the six-month performance of each Fund follow this letter.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2012

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

2  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2012

Amidst the negative headlines concerning the potential fiscal cliff in the U.S., further turmoil in Europe and worsening economic data from China, the U.S. economy has shown surprising resilience, with signs of rising consumer sentiment and a recovery in housing. The U.S. housing market appears to have passed its bottom and real estate prices have begun to pick up. Our expectation is that a period of continued low interest rates will likely reinforce the rise in home prices and sales. Rising home prices will increase household net worth, which will translate into greater consumption via the wealth effect, and is supportive of overall economic growth. The recent rise in headline inflation, led by increases in energy and food prices, is likely to be transitory. Inflationary pressures should remain muted in the medium-term given the substantial slack in the economy.

The U.S. economy continues to press forward despite the current headwinds, and we believe the current macroeconomic environment remains constructive for risk assets, especially in the U.S. Stocks in the U.S. appear to be undervalued by most measures, and should benefit from continued capital inflow and the Federal Reserve’s accommodative monetary policy. We continue to see attractive value in credit products on a relative basis. This positive outlook for fixed income, however, is limited to spread (or non-government) sectors. Treasury prices, particularly in the ten-year segment, appear rich. As a result, Treasuries are not a significant holding in the portfolios.

On the international front, uncertainty continues to weigh on European markets. European policymakers appear to be coming closer to a consensus on the need for a fiscal union, albeit at a glacial pace. This would be a positive development in our view and is necessary for a resolution of the current crisis. In China, a recent batch of economic data suggests that the odds of a hard landing have increased materially. We expect an announcement of additional stimulus measures after the government transition next year, but not on the scale of the previous round of stimulus from 2009. Although a stimulus would be supportive of economic growth, we expect China’s headline growth to slow from its breakneck pace of the past decade.

For the period covered by this report, the broad U.S. stock and bond markets have been, much like the economy, slowly moving up. The Standard & Poor’s 500 Index (the “S&P 500”)*, which is generally regarded as an indicator of the broad U.S. stock market, closed at a four-year high during September, and for the period returned 3.43% (all returns cited are for the 6-month period ended September 30, 2012). Foreign equity markets were weaker. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -0.70%. The MSCI Emerging Markets Index*, which measures stock market performance in global emerging markets, returned -1.84%.

The search for yield continued to attract investors to the U.S. bond market, helping performance, with lower-rated bonds outperforming higher-quality issues. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, returned 3.68%, while return of the Barclays U.S. Corporate High Yield Index* was 6.45%.

Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

All indices described are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Standard & Poor’s 500 Index (the “S&P 500”) is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2012 and ending September 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.24%	4.40%	$1,000.00	$1,044.00	$6.34
Advisor Class	1.74%	4.19%	1,000.00	1,041.90	8.88
A-Class	1.49%	4.26%	1,000.00	1,042.60	7.61
C-Class	2.24%	3.87%	1,000.00	1,038.70	11.42
S&P 500 Fund
A-Class	1.49%	2.62%	1,000.00	1,026.20	7.55
C-Class	2.25%	2.27%	1,000.00	1,022.70	11.38
H-Class	1.49%	2.66%	1,000.00	1,026.60	7.55
Inverse S&P 500 Strategy Fund
Investor Class	1.39%	(4.67%)	1,000.00	953.30	6.79
Advisor Class	1.89%	(4.93%)	1,000.00	950.70	9.22
A-Class	1.64%	(4.81%)	1,000.00	951.90	8.00
C-Class	2.39%	(5.18%)	1,000.00	948.20	11.64
NASDAQ-100® Fund
Investor Class	1.24%	1.79%	1,000.00	1,017.90	6.26
Advisor Class	1.75%	1.50%	1,000.00	1,015.00	8.82
A-Class	1.49%	1.64%	1,000.00	1,016.40	7.51
C-Class	2.24%	1.31%	1,000.00	1,013.10	11.27
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.42%	(4.05%)	1,000.00	959.50	6.96
Advisor Class	1.92%	(4.11%)	1,000.00	958.90	9.40
A-Class	1.67%	(4.04%)	1,000.00	959.60	8.18
C-Class	2.42%	(4.33%)	1,000.00	956.70	11.84
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	(1.16%)	1,000.00	988.40	8.15
C-Class	2.39%	(1.54%)	1,000.00	984.60	11.86
H-Class	1.64%	(1.16%)	1,000.00	988.40	8.15
Inverse Mid-Cap Strategy Fund
A-Class	1.64%	(2.42%)	1,000.00	975.80	8.10
C-Class	2.39%	(2.81%)	1,000.00	971.90	11.78
H-Class	1.64%	(2.42%)	1,000.00	975.80	8.10
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	1.18%	1,000.00	1,011.80	8.60
C-Class	2.46%	0.81%	1,000.00	1,008.10	12.35
H-Class	1.70%	1.21%	1,000.00	1,012.10	8.55
Russell 2000® Fund
A-Class	1.50%	0.85%	1,000.00	1,008.50	7.53
C-Class	2.28%	0.41%	1,000.00	1,004.10	11.42
H-Class	1.48%	0.92%	1,000.00	1,009.20	7.43
Inverse Russell 2000® Strategy Fund
A-Class	1.72%	(4.07%)	1,000.00	959.30	8.42
C-Class	2.48%	(4.39%)	1,000.00	956.10	12.13
H-Class	1.76%	(3.95%)	1,000.00	960.50	8.63
S&P 500 Pure Growth Fund
A-Class	1.49%	(0.43%)	1,000.00	995.70	7.43
C-Class	2.24%	(0.77%)	1,000.00	992.30	11.16
H-Class	1.49%	(0.43%)	1,000.00	995.70	7.43
S&P 500 Pure Value Fund
A-Class	1.49%	(1.72%)	1,000.00	982.80	7.39
C-Class	2.24%	(2.08%)	1,000.00	979.20	11.08
H-Class	1.49%	(1.72%)	1,000.00	982.80	7.39

6  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
S&P MidCap 400 Pure Growth Fund
A-Class	1.48%	(0.48%)	$1,000.00	$995.20	$7.38
C-Class	2.23%	(0.85%)	1,000.00	991.50	11.10
H-Class	1.48%	(0.48%)	1,000.00	995.20	7.38
S&P MidCap 400 Pure Value Fund
A-Class	1.48%	(3.69%)	1,000.00	963.10	7.26
C-Class	2.24%	(4.07%)	1,000.00	959.30	10.97
H-Class	1.49%	(3.69%)	1,000.00	963.10	7.31
S&P SmallCap 600 Pure Growth Fund
A-Class	1.49%	1.00%	1,000.00	1,010.00	7.49
C-Class	2.24%	0.61%	1,000.00	1,006.10	11.23
H-Class	1.49%	1.03%	1,000.00	1,010.30	7.49
S&P SmallCap 600 Pure Value Fund
A-Class	1.49%	0.29%	1,000.00	1,002.90	7.46
C-Class	2.24%	(0.06%)	1,000.00	999.40	11.20
H-Class	1.49%	0.29%	1,000.00	1,002.90	7.46
Europe 1.25x Strategy Fund
A-Class	1.65%	1.99%	1,000.00	1,019.90	8.33
C-Class	2.40%	1.56%	1,000.00	1,015.60	12.09
H-Class	1.65%	2.07%	1,000.00	1,020.70	8.34
Japan 2x Strategy Fund
A-Class	1.48%	(15.28%)	1,000.00	847.20	6.83
C-Class	2.23%	(15.61%)	1,000.00	843.90	10.28
H-Class	1.48%	(15.30%)	1,000.00	847.00	6.83
Strengthening Dollar 2x Strategy Fund
A-Class	1.61%	(0.15%)	1,000.00	998.50	8.04
C-Class	2.36%	(0.47%)	1,000.00	995.30	11.77
H-Class	1.64%	(0.07%)	1,000.00	999.30	8.20
Weakening Dollar 2x Strategy Fund
A-Class	1.60%	(2.69%)	1,000.00	973.10	7.89
C-Class	2.33%	(3.04%)	1,000.00	969.60	11.47
H-Class	1.57%	(2.69%)	1,000.00	973.10	7.74
Real Estate Fund
A-Class	1.59%	4.86%	1,000.00	1,048.60	8.14
C-Class	2.34%	4.42%	1,000.00	1,044.20	11.96
H-Class	1.60%	4.83%	1,000.00	1,048.30	8.19
Government Long Bond 1.2x Strategy Fund
Investor Class	0.93%	16.34%	1,000.00	1,163.40	5.03
Advisor Class	1.43%	16.04%	1,000.00	1,160.40	7.72
A-Class	1.17%	16.25%	1,000.00	1,162.50	6.33
C-Class	1.93%	15.73%	1,000.00	1,157.30	10.41
Inverse Government Long Bond Strategy Fund
Investor Class	3.08%	(12.93%)	1,000.00	870.70	14.40
Advisor Class	3.59%	(13.11%)	1,000.00	868.90	16.77
A-Class	3.47%	(13.03%)	1,000.00	869.70	16.22
C-Class	4.23%	(13.29%)	1,000.00	867.10	19.74
High Yield Strategy Fund
A-Class	1.49%	6.32%	1,000.00	1,063.20	7.69
C-Class	2.28%	5.88%	1,000.00	1,058.80	11.74
H-Class	1.51%	6.29%	1,000.00	1,062.90	7.79
Inverse High Yield Strategy Fund
A-Class	1.47%	(7.99%)	1,000.00	920.10	7.06
C-Class	2.23%	(8.31%)	1,000.00	916.90	10.69
H-Class	1.48%	(7.97%)	1,000.00	920.30	7.11
U.S. Government Money Market Fund
Money Market Class	0.18%	0.00%	1,000.00	1,000.00	0.90

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.24%	5.00%	$1,000.00	$1,018.80	$6.26
Advisor Class	1.74%	5.00%	1,000.00	1,016.30	8.77
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
S&P 500 Fund
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.25%	5.00%	1,000.00	1,013.75	11.33
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
Inverse S&P 500 Strategy Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.05	7.01
Advisor Class	1.89%	5.00%	1,000.00	1,015.55	9.52
A-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
C-Class	2.39%	5.00%	1,000.00	1,013.05	12.03
NASDAQ-100® Fund
Investor Class	1.24%	5.00%	1,000.00	1,018.80	6.26
Advisor Class	1.75%	5.00%	1,000.00	1,016.25	8.82
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.90	7.16
Advisor Class	1.92%	5.00%	1,000.00	1,015.40	9.67
A-Class	1.67%	5.00%	1,000.00	1,016.65	8.42
C-Class	2.42%	5.00%	1,000.00	1,012.90	12.18
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
C-Class	2.39%	5.00%	1,000.00	1,013.05	12.03
H-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
Inverse Mid-Cap Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
C-Class	2.39%	5.00%	1,000.00	1,013.05	12.03
H-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.45	8.62
C-Class	2.46%	5.00%	1,000.00	1,012.70	12.38
H-Class	1.70%	5.00%	1,000.00	1,016.50	8.57
Russell 2000® Fund
A-Class	1.50%	5.00%	1,000.00	1,017.50	7.57
C-Class	2.28%	5.00%	1,000.00	1,013.60	11.48
H-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
Inverse Russell 2000® Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.40	8.67
C-Class	2.48%	5.00%	1,000.00	1,012.60	12.48
H-Class	1.76%	5.00%	1,000.00	1,016.20	8.87
S&P 500 Pure Growth Fund
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52

8  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
S&P 500 Pure Value Fund
A-Class	1.49%	5.00%	$1,000.00	$1,017.55	$7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
S&P MidCap 400 Pure Growth Fund
A-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
C-Class	2.23%	5.00%	1,000.00	1,013.85	11.23
H-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
S&P MidCap 400 Pure Value Fund
A-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
S&P SmallCap 600 Pure Growth Fund
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
S&P SmallCap 600 Pure Value Fund
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
H-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
Europe 1.25x Strategy Fund
A-Class	1.65%	5.00%	1,000.00	1,016.75	8.32
C-Class	2.40%	5.00%	1,000.00	1,013.00	12.08
H-Class	1.65%	5.00%	1,000.00	1,016.75	8.32
Japan 2x Strategy Fund
A-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
C-Class	2.23%	5.00%	1,000.00	1,013.85	11.23
H-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
Strengthening Dollar 2x Strategy Fund
A-Class	1.61%	5.00%	1,000.00	1,016.95	8.12
C-Class	2.36%	5.00%	1,000.00	1,013.20	11.88
H-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
Weakening Dollar 2x Strategy Fund
A-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73
H-Class	1.57%	5.00%	1,000.00	1,017.15	7.92
Real Estate Fund
A-Class	1.59%	5.00%	1,000.00	1,017.05	8.02
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78
H-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
Government Long Bond 1.2x Strategy Fund
Investor Class	0.93%	5.00%	1,000.00	1,020.35	4.70
Advisor Class	1.43%	5.00%	1,000.00	1,017.85	7.21
A-Class	1.17%	5.00%	1,000.00	1,019.15	5.91
C-Class	1.93%	5.00%	1,000.00	1,015.35	9.72

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Inverse Government Long Bond Strategy Fund
Investor Class	3.08%	5.00%	$1,000.00	$1,009.60	$15.47
Advisor Class	3.59%	5.00%	1,000.00	1,007.05	18.01
A-Class	3.47%	5.00%	1,000.00	1,007.65	17.42
C-Class	4.23%	5.00%	1,000.00	1,003.85	21.19
High Yield Strategy Fund
A-Class	1.49%	5.00%	1,000.00	1,017.55	7.52
C-Class	2.28%	5.00%	1,000.00	1,013.60	11.48
H-Class	1.51%	5.00%	1,000.00	1,017.45	7.62
Inverse High Yield Strategy Fund
A-Class	1.47%	5.00%	1,000.00	1,017.65	7.41
C-Class	2.23%	5.00%	1,000.00	1,013.85	11.23
H-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
U.S. Government Money Market Fund
Money Market Class	0.18%	5.00%	1,000.00	1,024.10	0.91

[1]	This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.70%, 1.72%, 1.84% and 1.85% lower for the Investor Class, Advisor Class, A-Class and C-Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2012 to September 30, 2012.

10  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2012

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.7%
Exxon Mobil Corp.	1.8%
General Electric Co.	1.0%
Chevron Corp.	1.0%
Microsoft Corp.	1.0%
International Business Machines Corp.	1.0%
AT&T, Inc.	0.9%
Google, Inc. — Class A	0.9%
Procter & Gamble Co.	0.8%
Johnson & Johnson	0.8%
Top Ten Total	11.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
NOVA FUND

	Shares	Value
COMMON STOCKS† - 55.3%

INFORMATION TECHNOLOGY - 11.2%
Apple, Inc.	2,844	$1,897,686
Microsoft Corp.	22,906	682,140
International Business Machines Corp.	3,261	676,494
Google, Inc. — Class A*	806	608,126
Oracle Corp.	11,561	364,055
Intel Corp.	15,188	344,464
QUALCOMM, Inc.	5,176	323,448
Cisco Systems, Inc.	16,063	306,643
Visa, Inc. — Class A	1,592	213,774
EMC Corp.*	6,372	173,765
eBay, Inc.*	3,521	170,452
Mastercard, Inc. — Class A	323	145,828
Accenture plc — Class A	1,927	134,947
Hewlett-Packard Co.	5,965	101,763
Texas Instruments, Inc.	3,453	95,130
Automatic Data Processing, Inc.	1,475	86,524
Cognizant Technology Solutions
Corp. — Class A*	906	63,348
Corning, Inc.	4,520	59,438
Salesforce.com, Inc.*	388	59,244
Broadcom Corp. — Class A	1,557	53,841
Yahoo!, Inc.*	3,165	50,561
Intuit, Inc.	838	49,341
Adobe Systems, Inc.*	1,496	48,560
TE Connectivity Ltd.	1,303	44,315
Motorola Solutions, Inc.	869	43,928
Dell, Inc.	4,423	43,611
Citrix Systems, Inc.*	567	43,415
Applied Materials, Inc.	3,757	41,947
Teradata Corp.*	516	38,912
Symantec Corp.*	2,134	38,412
NetApp, Inc.*	1,104	36,300
Analog Devices, Inc.	912	35,741
Red Hat, Inc.*	588	33,481
Western Union Co.	1,829	33,324
Seagate Technology plc	1,073	33,263
Altera Corp.	971	32,999
Paychex, Inc.	978	32,558
SanDisk Corp.*	730	31,704
Fiserv, Inc.*	410	30,352
Xerox Corp.	3,968	29,125
Amphenol Corp. — Class A	486	28,616
Juniper Networks, Inc.*	1,603	27,427
CA, Inc.	1,039	26,770
Xilinx, Inc.	798	26,661
Western Digital Corp.	676	26,181
NVIDIA Corp.*	1,881	25,093
F5 Networks, Inc.*	238	24,919
KLA-Tencor Corp.	504	24,043
Fidelity National Information
Services, Inc.	758	23,665
Autodesk, Inc.*	694	23,159
VeriSign, Inc.*	475	23,128
Linear Technology Corp.	704	22,422
Akamai Technologies, Inc.*	537	20,546
Microchip Technology, Inc.	590	19,317
Micron Technology, Inc.*	3,091	18,500
BMC Software, Inc.*	445	18,463
Harris Corp.	344	17,620
Lam Research Corp.*	553	17,577
Computer Sciences Corp.	472	15,203
Electronic Arts, Inc.*	969	12,297
LSI Corp.*	1,693	11,699
Total System Services, Inc.	493	11,684
Molex, Inc.	414	10,880
Jabil Circuit, Inc.	567	10,614
SAIC, Inc.	866	10,427
FLIR Systems, Inc.	459	9,169
JDS Uniphase Corp.*	702	8,694
Teradyne, Inc.*	566	8,049
Advanced Micro Devices, Inc.*	1,824	6,147
Lexmark International, Inc. — Class A	213	4,739
First Solar, Inc.*	185	4,097
Total Information Technology		7,870,765
FINANCIALS - 8.1%
Wells Fargo & Co.	14,913	514,946
Berkshire Hathaway, Inc. — Class B*	5,564	490,744
JPMorgan Chase & Co.	11,537	467,017
Citigroup, Inc.	8,902	291,273
Bank of America Corp.	32,721	288,926
U.S. Bancorp	5,757	197,465
American Express Co.	2,994	170,238
Goldman Sachs Group, Inc.	1,368	155,514
Simon Property Group, Inc.	922	139,969
American International Group, Inc.*	3,541	116,109
MetLife, Inc.	3,224	111,099
PNC Financial Services Group, Inc.	1,610	101,592
Capital One Financial Corp.	1,764	100,566
American Tower Corp. — Class A	1,202	85,811
Bank of New York Mellon Corp.	3,590	81,205
Travelers Companies, Inc.	1,168	79,728
ACE Ltd.	1,032	78,019
Prudential Financial, Inc.	1,417	77,241
BB&T Corp.	2,127	70,532
Morgan Stanley	4,198	70,275
BlackRock, Inc. — Class A	390	69,536
Aflac, Inc.	1,423	68,133
Discover Financial Services	1,563	62,098
Chubb Corp.	807	61,558
State Street Corp.	1,454	61,010
Public Storage	434	60,401
Allstate Corp.	1,472	58,306
HCP, Inc.	1,307	58,135
Marsh & McLennan Companies, Inc.	1,654	56,120
Ventas, Inc.	893	55,589
CME Group, Inc. — Class A	929	53,232
Franklin Resources, Inc.	420	52,529
Equity Residential	910	52,352
Aon plc	978	51,140
Boston Properties, Inc.	457	50,549
T. Rowe Price Group, Inc.	772	48,868

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
NOVA FUND

	Shares	Value
Prologis, Inc.	1,394	$48,832
SunTrust Banks, Inc.	1,640	46,363
Fifth Third Bancorp	2,788	43,242
Weyerhaeuser Co.	1,630	42,608
Charles Schwab Corp.	3,324	42,514
Vornado Realty Trust	513	41,579
AvalonBay Communities, Inc.	294	39,981
Health Care REIT, Inc.	691	39,905
Loews Corp.	945	38,991
Ameriprise Financial, Inc.	640	36,282
Progressive Corp.	1,701	35,279
Host Hotels & Resorts, Inc.	2,198	35,278
M&T Bank Corp.	365	34,733
Invesco Ltd.	1,348	33,687
Regions Financial Corp.	4,291	30,938
Northern Trust Corp.	664	30,820
IntercontinentalExchange, Inc.*	218	29,083
Moody’s Corp.	587	25,928
Hartford Financial Services Group, Inc.	1,321	25,680
Kimco Realty Corp.	1,236	25,054
KeyCorp	2,860	24,996
Principal Financial Group, Inc.	842	22,683
SLM Corp.	1,425	22,401
XL Group plc — Class A	928	22,300
Plum Creek Timber Company, Inc.	494	21,657
Lincoln National Corp.	847	20,489
NYSE Euronext	747	18,414
Comerica, Inc.	587	18,226
Huntington Bancshares, Inc.	2,610	18,009
CBRE Group, Inc. — Class A*	917	16,882
Cincinnati Financial Corp.	444	16,823
Unum Group	850	16,337
Torchmark Corp.	290	14,892
Leucadia National Corp.	603	13,718
People’s United Financial, Inc.	1,066	12,942
Zions Bancorporation	564	11,649
Hudson City Bancorp, Inc.	1,443	11,486
Apartment Investment & Management
Co. — Class A	440	11,436
Assurant, Inc.	246	9,176
Legg Mason, Inc.	365	9,008
NASDAQ OMX Group, Inc.	360	8,386
Genworth Financial, Inc. — Class A*	1,490	7,793
First Horizon National Corp.	753	7,251
E*TRADE Financial Corp.*	784	6,907
Federated Investors, Inc. — Class B	284	5,876
Total Financials		5,704,339
HEALTH CARE - 6.6%
Johnson & Johnson	8,372	576,914
Pfizer, Inc.	22,674	563,449
Merck & Company, Inc.	9,248	417,085
Abbott Laboratories	4,767	326,826
Amgen, Inc.	2,342	197,477
UnitedHealth Group, Inc.	3,140	173,987
Bristol-Myers Squibb Co.	5,099	172,091
Express Scripts Holding Co.*	2,463	154,356
Gilead Sciences, Inc.*	2,302	152,692
Eli Lilly & Co.	3,100	146,971
Medtronic, Inc.	3,097	133,543
Biogen Idec, Inc.*	717	106,998
Celgene Corp.*	1,310	100,084
Baxter International, Inc.	1,659	99,971
Covidien plc	1,458	86,634
Allergan, Inc.	930	85,169
Alexion Pharmaceuticals, Inc.*	585	66,924
Thermo Fisher Scientific, Inc.	1,107	65,125
McKesson Corp.	718	61,769
Intuitive Surgical, Inc.*	120	59,476
WellPoint, Inc.	987	57,256
Stryker Corp.	878	48,869
Becton Dickinson and Co.	606	47,607
Cigna Corp.	880	41,510
Agilent Technologies, Inc.	1,062	40,834
Cardinal Health, Inc.	1,035	40,334
Aetna, Inc.	1,015	40,194
St. Jude Medical, Inc.	950	40,024
Edwards Lifesciences Corp.*	352	37,794
Zimmer Holdings, Inc.	528	35,703
Humana, Inc.	494	34,654
Cerner Corp.*	442	34,215
Watson Pharmaceuticals, Inc.*	385	32,787
Perrigo Co.	267	31,017
Quest Diagnostics, Inc.	481	30,510
Mylan, Inc.*	1,232	30,061
AmerisourceBergen Corp. — Class A	767	29,691
Laboratory Corporation of
America Holdings*	291	26,909
DaVita, Inc.*	258	26,731
Life Technologies Corp.*	532	26,004
Forest Laboratories, Inc.*	710	25,283
CR Bard, Inc.	237	24,802
Boston Scientific Corp.*	4,308	24,728
Waters Corp.*	266	22,166
Varian Medical Systems, Inc.*	336	20,268
CareFusion Corp.*	672	19,078
Coventry Health Care, Inc.	406	16,926
DENTSPLY International, Inc.	435	16,591
Hospira, Inc.*	497	16,312
PerkinElmer, Inc.	343	10,108
Patterson Companies, Inc.	258	8,834
Tenet Healthcare Corp.*	1,262	7,913
Total Health Care		4,693,254
ENERGY - 6.3%
Exxon Mobil Corp.	14,013	1,281,488
Chevron Corp.	5,960	694,698
Schlumberger Ltd.	4,028	291,345
Occidental Petroleum Corp.	2,458	211,535
ConocoPhillips	3,687	210,823
Anadarko Petroleum Corp.	1,515	105,930
National Oilwell Varco, Inc.	1,297	103,903
Apache Corp.	1,192	103,072
Halliburton Co.	2,815	94,837
EOG Resources, Inc.	825	92,441
Phillips 66	1,904	88,288

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
NOVA FUND

	Shares	Value
Devon Energy Corp.	1,142	$69,091
Williams Companies, Inc.	1,903	66,548
Marathon Oil Corp.	2,136	63,162
Kinder Morgan, Inc.	1,735	61,627
Baker Hughes, Inc.	1,335	60,382
Spectra Energy Corp.	1,983	58,221
Marathon Petroleum Corp.	1,023	55,846
Valero Energy Corp.	1,679	53,191
Noble Energy, Inc.	540	50,063
Hess Corp.	902	48,455
Cameron International Corp.*	750	42,053
Pioneer Natural Resources Co.	372	38,837
Ensco plc — Class A	704	38,411
Southwestern Energy Co.*	1,053	36,623
Range Resources Corp.	498	34,795
FMC Technologies, Inc.*	728	33,706
Murphy Oil Corp.	560	30,066
Chesapeake Energy Corp.	1,576	29,739
Cabot Oil & Gas Corp.	640	28,736
Noble Corp.	772	27,622
Equities Corp.	455	26,845
CONSOL Energy, Inc.	696	20,915
Denbury Resources, Inc.*	1,191	19,247
Peabody Energy Corp.	815	18,166
Tesoro Corp.	423	17,724
QEP Resources, Inc.	544	17,223
Helmerich & Payne, Inc.	319	15,188
Sunoco, Inc.	318	14,892
Diamond Offshore Drilling, Inc.	209	13,754
Newfield Exploration Co.*	414	12,966
Rowan Companies plc — Class A*	378	12,765
Nabors Industries Ltd.*	878	12,318
WPX Energy, Inc.*	601	9,971
Alpha Natural Resources, Inc.*	665	4,369
Total Energy		4,421,877
CONSUMER DISCRETIONARY - 6.1%
Comcast Corp. — Class A	8,121	290,488
Walt Disney Co.	5,447	284,769
McDonald’s Corp.	3,064	281,121
Amazon.com, Inc.*	1,101	280,005
Home Depot, Inc.	4,576	276,253
News Corp. — Class A	6,180	151,595
Time Warner, Inc.	2,884	130,732
Target Corp.	1,986	126,052
Starbucks Corp.	2,304	116,928
Ford Motor Co.	11,582	114,199
NIKE, Inc. — Class B	1,120	106,299
Lowe’s Companies, Inc.	3,462	104,691
TJX Companies, Inc.	2,237	100,195
DIRECTV*	1,906	99,989
Priceline.com, Inc.*	151	93,428
Yum! Brands, Inc.	1,384	91,815
Time Warner Cable, Inc.	930	88,406
Viacom, Inc. — Class B	1,437	77,009
CBS Corp. — Class B	1,807	65,648
Johnson Controls, Inc.	2,080	56,992
Carnival Corp.	1,357	49,450
Coach, Inc.	862	48,289
McGraw-Hill Companies, Inc.	850	46,402
Macy’s, Inc.	1,222	45,972
Bed Bath & Beyond, Inc.*	710	44,730
Discovery Communications,
Inc. — Class A*	750	44,723
Ross Stores, Inc.	684	44,186
VF Corp.	272	43,346
AutoZone, Inc.*	114	42,143
Omnicom Group, Inc.	806	41,558
Mattel, Inc.	1,040	36,899
Limited Brands, Inc.	720	35,467
Starwood Hotels & Resorts
Worldwide, Inc.	593	34,370
Dollar Tree, Inc.*	699	33,744
Kohl’s Corp.	655	33,549
The Gap, Inc.	905	32,381
O’Reilly Automotive, Inc.*	361	30,187
Marriott International, Inc. — Class A	764	29,872
Chipotle Mexican Grill, Inc. — Class A*	94	29,849
Harley-Davidson, Inc.	692	29,320
Genuine Parts Co.	471	28,745
Wynn Resorts Ltd.	244	28,167
Ralph Lauren Corp. — Class A	185	27,978
Nordstrom, Inc.	464	25,604
Staples, Inc.	2,074	23,892
BorgWarner, Inc.*	343	23,705
Wyndham Worldwide Corp.	432	22,671
Tiffany & Co.	361	22,339
Darden Restaurants, Inc.	393	21,910
CarMax, Inc.*	698	19,753
Whirlpool Corp.	238	19,733
Family Dollar Stores, Inc.	294	19,492
DR Horton, Inc.	842	17,379
Lennar Corp. — Class A	494	17,176
Newell Rubbermaid, Inc.	882	16,837
Expedia, Inc.	284	16,427
Scripps Networks Interactive,
Inc. — Class A	262	16,042
PulteGroup, Inc.*	1,021	15,826
Interpublic Group of Companies, Inc.	1,327	14,756
H&R Block, Inc.	823	14,263
Fossil, Inc.*	167	14,145
Best Buy Company, Inc.	807	13,872
Hasbro, Inc.	352	13,436
Gannett Company, Inc.	703	12,478
Urban Outfitters, Inc.*	330	12,395
TripAdvisor, Inc.*	333	10,966
Leggett & Platt, Inc.	427	10,696
International Game Technology	811	10,616
JC Penney Company, Inc.	432	10,493
Cablevision Systems Corp. — Class A	652	10,334
Netflix, Inc.*	174	9,473
Harman International Industries, Inc.	204	9,417
Goodyear Tire & Rubber Co.*	747	9,106
Apollo Group, Inc. — Class A*	307	8,918
Abercrombie & Fitch Co. — Class A	251	8,514

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
NOVA FUND

	Shares	Value
GameStop Corp. — Class A	375	$7,875
Big Lots, Inc.*	181	5,354
AutoNation, Inc.*	117	5,109
Washington Post Co. — Class B	14	5,082
DeVry, Inc.	172	3,915
Total Consumer Discretionary		4,317,940
CONSUMER STAPLES - 6.0%
Procter & Gamble Co.	8,361	579,919
Philip Morris International, Inc.	5,115	460,042
Coca-Cola Co.	11,753	445,792
Wal-Mart Stores, Inc.	5,102	376,527
PepsiCo, Inc.	4,725	334,389
Mondelez International, Inc. — Class A*	5,384	222,627
Altria Group, Inc.	6,169	205,983
CVS Caremark Corp.	3,864	187,094
Colgate-Palmolive Co.	1,353	145,069
Costco Wholesale Corp.	1,308	130,964
Kimberly-Clark Corp.	1,202	103,108
Walgreen Co.	2,599	94,708
General Mills, Inc.	1,969	78,465
Sysco Corp.	1,786	55,848
HJ Heinz Co.	974	54,495
Archer-Daniels-Midland Co.	1,996	54,251
Whole Foods Market, Inc.	525	51,135
Lorillard, Inc.	393	45,765
Mead Johnson Nutrition Co. — Class A	619	45,360
Estee Lauder Companies, Inc. — Class A	728	44,822
Reynolds American, Inc.	993	43,037
Kroger Co.	1,654	38,935
Kellogg Co.	750	38,745
ConAgra Foods, Inc.	1,233	34,018
Hershey Co.	459	32,539
Brown-Forman Corp. — Class B	456	29,754
JM Smucker Co.	332	28,662
Dr Pepper Snapple Group, Inc.	638	28,410
Clorox Co.	392	28,244
Beam, Inc.	482	27,734
Coca-Cola Enterprises, Inc.	840	26,267
Monster Beverage Corp.*	463	25,076
McCormick & Company, Inc.	401	24,878
Molson Coors Brewing Co. — Class B	472	21,264
Avon Products, Inc.	1,310	20,895
Campbell Soup Co.	552	19,221
Constellation Brands, Inc. — Class A*	447	14,460
Tyson Foods, Inc. — Class A	877	14,050
Hormel Foods Corp.	407	11,901
Safeway, Inc.	723	11,633
Dean Foods Co.*	561	9,172
Total Consumer Staples		4,245,258
INDUSTRIALS - 5.4%
General Electric Co.	32,050	727,856
United Technologies Corp.	2,547	199,404
3M Co.	1,931	178,463
Union Pacific Corp.	1,441	171,047
Caterpillar, Inc.	1,985	170,789
United Parcel Service, Inc. — Class B	2,182	156,166
Boeing Co.	2,054	142,999
Honeywell International, Inc.	2,374	141,847
Emerson Electric Co.	2,207	106,531
Deere & Co.	1,189	98,081
Danaher Corp.	1,774	97,837
Tyco International Ltd.	1,395	78,483
Illinois Tool Works, Inc.	1,309	77,847
Lockheed Martin Corp.	821	76,665
FedEx Corp.	886	74,973
Precision Castparts Corp.	441	72,033
General Dynamics Corp.	1,007	66,583
CSX Corp.	3,157	65,508
Norfolk Southern Corp.	970	61,721
Raytheon Co.	1,006	57,503
Northrop Grumman Corp.	750	49,823
Cummins, Inc.	538	49,609
Eaton Corp.	1,027	48,536
PACCAR, Inc.	1,072	42,907
Waste Management, Inc.	1,323	42,441
Ingersoll-Rand plc	870	38,993
Stanley Black & Decker, Inc.	509	38,811
Parker Hannifin Corp.	454	37,945
WW Grainger, Inc.	179	37,298
Cooper Industries plc	487	36,554
Fastenal Co.	818	35,166
Dover Corp.	559	33,255
Roper Industries, Inc.	295	32,418
Rockwell Automation, Inc.	425	29,559
CH Robinson Worldwide, Inc.	490	28,690
Fluor Corp.	504	28,365
Republic Services, Inc. — Class A	909	25,007
Stericycle, Inc.*	257	23,264
Rockwell Collins, Inc.	432	23,172
Expeditors International of
Washington, Inc.	637	23,161
Pall Corp.	358	22,729
Textron, Inc.	853	22,323
L-3 Communications Holdings, Inc.	293	21,011
Flowserve Corp.	155	19,800
Southwest Airlines Co.	2,256	19,785
Joy Global, Inc.	317	17,771
Equifax, Inc.	368	17,142
Masco Corp.	1,088	16,374
Jacobs Engineering Group, Inc.*	395	15,970
Quanta Services, Inc.*	643	15,882
Iron Mountain, Inc.	459	15,656
Xylem, Inc.	560	14,084
Cintas Corp.	326	13,513
Snap-on, Inc.	182	13,080
Robert Half International, Inc.	426	11,344
Dun & Bradstreet Corp.	136	10,828
Avery Dennison Corp.	308	9,801
Pitney Bowes, Inc.	614	8,485
Ryder System, Inc.	155	6,054
RR Donnelley & Sons Co.	545	5,777
Total Industrials		3,824,719

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
NOVA FUND

	Shares	Value
UTILITIES - 1.9%
Duke Energy Corp.	2,139	$138,606
Southern Co.	2,652	122,231
Exelon Corp.	2,587	92,045
Dominion Resources, Inc.	1,737	91,958
NextEra Energy, Inc.	1,286	90,444
American Electric Power Company, Inc.	1,471	64,636
FirstEnergy Corp.	1,267	55,875
PG&E Corp.	1,296	55,300
Consolidated Edison, Inc.	894	53,542
PPL Corp.	1,766	51,302
Public Service Enterprise Group, Inc.	1,541	49,589
Edison International	985	45,005
Sempra Energy	682	43,982
Xcel Energy, Inc.	1,482	41,066
Entergy Corp.	534	37,006
Northeast Utilities	949	36,280
DTE Energy Co.	522	31,289
ONEOK, Inc.	622	30,048
CenterPoint Energy, Inc.	1,300	27,690
Wisconsin Energy Corp.	703	26,482
Ameren Corp.	738	24,110
NiSource, Inc.	864	22,015
AES Corp.*	1,885	20,679
SCANA Corp.	399	19,260
CMS Energy Corp.	803	18,911
Pinnacle West Capital Corp.	337	17,794
NRG Energy, Inc.	695	14,866
AGL Resources, Inc.	361	14,769
Pepco Holdings, Inc.	693	13,098
Integrys Energy Group, Inc.	237	12,371
TECO Energy, Inc.	618	10,963
Total Utilities		1,373,212
MATERIALS - 1.9%
Monsanto Co.	1,623	147,725
EI du Pont de Nemours & Co.	2,825	142,013
Freeport-McMoRan Copper & Gold, Inc.	2,883	114,109
Dow Chemical Co.	3,640	105,414
Praxair, Inc.	907	94,219
Newmont Mining Corp.	1,509	84,519
Air Products & Chemicals, Inc.	643	53,176
LyondellBasell Industries N.V. — Class A	1,027	53,056
PPG Industries, Inc.	460	52,826
Ecolab, Inc.	799	51,783
Mosaic Co.	840	48,392
International Paper Co.	1,330	48,306
CF Industries Holdings, Inc.	190	42,226
Sherwin-Williams Co.	255	37,972
Nucor Corp.	964	36,882
Alcoa, Inc.	3,241	28,683
Eastman Chemical Co.	467	26,624
Sigma-Aldrich Corp.	363	26,125
FMC Corp.	420	23,260
Ball Corp.	468	19,801
Vulcan Materials Co.	398	18,825
Airgas, Inc.	213	17,530
Cliffs Natural Resources, Inc.	436	17,061
MeadWestvaco Corp.	524	16,034
International Flavors & Fragrances, Inc.	249	14,835
Allegheny Technologies, Inc.	322	10,272
Bemis Company, Inc.	319	10,039
Owens-Illinois, Inc.*	500	9,380
United States Steel Corp.	442	8,429
Sealed Air Corp.	530	8,194
Titanium Metals Corp.	223	2,861
Total Materials		1,370,571
TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	17,513	660,240
Verizon Communications, Inc.	8,649	394,135
CenturyLink, Inc.	1,887	76,235
Crown Castle International Corp.*	889	56,985
Sprint Nextel Corp.*	9,112	50,298
Windstream Corp.	1,789	18,087
Frontier Communications Corp.[1]	3,032	14,857
MetroPCS Communications, Inc.*	962	11,265
Total Telecommunication Services		1,282,102
Total Common Stocks
(Cost $27,730,012)		39,104,037

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 40.5%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$12,497,222	12,497,222
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	7,190,403	7,190,403
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	4,825,081	4,825,081
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	4,101,933	4,101,933
Total Repurchase Agreements
(Cost $28,614,639)		28,614,639

SECURITIES LENDING COLLATERAL††,4 - 0.0%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	3,969	3,969
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	3,906	3,906
Total Securities Lending Collateral
(Cost $7,875)		7,875
Total Investments - 95.8%
(Cost $56,352,526)		$67,726,551
Other Assets & Liabilities, net - 4.2%		2,957,106
Total Net Assets - 100.0%		$70,683,657

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
NOVA FUND

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $6,308,500)	88	$(58,763)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 S&P 500 Index Swap,
Terminating 10/29/12[5]
(Notional Value $8,570,219)	5,949	$44,182
Credit Suisse Capital, LLC
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $24,139,317)	16,756	(107,822)
Barclays Bank plc
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $27,993,954)	19,431	(126,461)
(Total Notional Value
$60,703,490)		$(190,101)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $7,350 of
securities loaned
(cost $27,737,888)	$39,111,912
Repurchase agreements, at value
(cost $28,614,639)	28,614,639
Total investments
(cost $56,352,527)	67,726,551
Segregated cash with broker	3,128,000
Unrealized appreciation on swap agreements	44,182
Cash	143
Receivables:
Fund shares sold	1,048,909
Dividends	49,149
Interest	371
Total assets	71,997,305
Liabilities:
Unrealized depreciation on swap agreements	234,283
Payable for:
Fund shares redeemed	942,568
Management fees	39,537
Variation margin	32,340
Transfer agent and administrative fees	13,179
Distribution and service fees	10,289
Payable upon return of securities loaned	7,875
Portfolio accounting fees	5,271
Miscellaneous	28,306
Total Liabilities	1,313,648
Net assets	$70,683,657
Net assets consist of:
Paid in capital	$98,938,892
Undistributed net investment income	30,998
Accumulated net realized loss on investments	(39,411,394)
Net unrealized appreciation on investments	11,125,161
Net assets	$70,683,657
Investor Class:
Net assets	$53,585,670
Capital shares outstanding	1,913,891
Net asset value per share	$28.00
Advisor Class:
Net assets	$7,079,753
Capital shares outstanding	273,556
Net asset value per share	$25.88
A-Class:
Net assets	$1,151,695
Capital shares outstanding	43,548
Net asset value per share	$26.45
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.77
C-Class:
Net assets	$8,866,539
Capital shares outstanding	359,163
Net asset value per share	$24.69

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$426,495
Interest	14,954
Income from securities lending, net	3
Total investment income	441,452

Expenses:
Management fees	247,440
Transfer agent and administrative fees	82,480
Distribution and service fees:
Advisor Class	31,065
A-Class	1,616
C-Class	41,826
Portfolio accounting fees	32,992
Custodian fees	5,838
Trustees’ fees*	4,166
Miscellaneous	35,437
Total expenses	482,860
Net investment loss	(41,408)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,833,584
Swap agreements	977,912
Futures contracts	(1,017,004)
Net realized gain	9,794,492
Net change in unrealized appreciation
(depreciation) on:
Investments	(7,751,743)
Swap agreements	(185,972)
Futures contracts	(112,061)
Net change in unrealized appreciation
(depreciation)	(8,049,776)
Net realized and unrealized gain	1,744,716
Net increase in net assets resulting
from operations	$1,703,308

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(41,408)	$72,406
Net realized gain on investments	9,794,492	6,937,460
Net change in unrealized appreciation (depreciation) on investments	(8,049,776)	(1,576,607)
Net increase in net assets resulting from operations	1,703,308	5,433,259

Capital share transactions:
Proceeds from sale of shares
Investor Class	167,204,079	237,071,389
Advisor Class	191,116,293	121,207,207
A-Class	335,222	3,329,240
C-Class	2,291,780	5,615,480
Cost of shares redeemed
Investor Class	(168,935,411)	(250,073,204)
Advisor Class	(195,780,486)	(118,799,399)
A-Class	(691,455)	(7,696,519)
C-Class	(2,570,888)	(7,800,732)
Net decrease from capital share transactions	(7,030,866)	(17,146,538)
Net decrease in net assets	(5,327,558)	(11,713,279)

Net assets:
Beginning of period	76,011,215	87,724,494
End of period	$70,683,657	$76,011,215
Undistributed net investment income at end of period	$30,998	$72,406

Capital share activity:
Shares sold
Investor Class	6,414,082	10,119,764
Advisor Class	7,989,962	5,689,047
A-Class	14,132	144,349
C-Class	99,848	268,080
Shares redeemed
Investor Class	(6,535,761)	(10,732,141)
Advisor Class	(8,163,538)	(5,518,034)
A-Class	(28,609)	(336,896)
C-Class	(112,162)	(371,985)
Net decrease in shares	(322,046)	(737,816)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.82	$24.59	$20.28	$11.40	$26.13	$30.92
Income (loss) from investment operations:
Net investment income[b]	.01	.08	.02	.06	.19	.40
Net gain (loss) on investments (realized and unrealized)	1.17	2.15	4.31	8.97	(14.83)	(4.51)
Total from investment operations	1.18	2.23	4.33	9.03	(14.64)	(4.11)
Less distributions from:
Net investment income	—	—	(.02)	(.15)	(.09)	(.68)
Total distributions	—	—	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$28.00	$26.82	$24.59	$20.28	$11.40	$26.13

Total Return[c]	4.40%	9.07%	21.38%	79.36%	(56.06%)	(13.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,586	$54,598	$65,102	$77,268	$32,603	$74,674
Ratios to average net assets:
Net investment income	0.11%	0.36%	0.11%	0.33%	0.93%	1.26%
Total expenses	1.24%	1.26%	1.29%	1.28%	1.29%	1.27%
Portfolio turnover rate	131%	116%	53%	68%	143%	115%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.85	$22.88	$18.97	$10.73	$24.72	$29.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	(.07)	(.01)	.08	.23
Net gain (loss) on investments (realized and unrealized)	1.08	2.01	4.00	8.40	(13.98)	(4.27)
Total from investment operations	1.03	1.97	3.93	8.39	(13.90)	(4.04)
Less distributions from:
Net investment income	—	—	(.02)	(.15)	(.09)	(.68)
Total distributions	—	—	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$25.88	$24.85	$22.88	$18.97	$10.73	$24.72

Total Return[c]	4.19%	8.57%	20.75%	78.35%	(56.26%)	(14.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,080	$11,112	$6,318	$11,746	$10,853	$19,218
Ratios to average net assets:
Net investment income (loss)	(0.45%)	(0.18%)	(0.37%)	(0.03%)	0.45%	0.78%
Total expenses	1.74%	1.75%	1.79%	1.78%	1.79%	1.77%
Portfolio turnover rate	131%	116%	53%	68%	143%	115%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.38	$23.32	$19.28	$10.88	$24.99	$29.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.01	(.02)	.03	.13	.29
Net gain (loss) on investments (realized and unrealized)	1.08	2.05	4.08	8.52	(14.15)	(4.29)
Total from investment operations	1.07	2.06	4.06	8.55	(14.02)	(4.00)
Less distributions from:
Net investment income	—	—	(.02)	(.15)	(.09)	(.68)
Total distributions	—	—	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$26.45	$25.38	$23.32	$19.28	$10.88	$24.99

Total Return[c]	4.26%	8.79%	21.09%	78.74%	(56.13%)	(13.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,152	$1,472	$5,843	$1,876	$3,612	$11,791
Ratios to average net assets:
Net investment income (loss)	(0.11%)	0.06%	(0.11%)	0.18%	0.70%	0.97%
Total expenses	1.49%	1.51%	1.54%	1.54%	1.54%	1.52%
Portfolio turnover rate	131%	116%	53%	68%	143%	115%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.77	$22.01	$18.33	$10.42	$24.14	$28.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.13)	(.16)	(.09)	(.01)	.07
Net gain (loss) on investments (realized and unrealized)	1.02	1.89	3.86	8.15	(13.62)	(4.16)
Total from investment operations	.92	1.76	3.70	8.06	(13.63)	(4.09)
Less distributions from:
Net investment income	—	—	(.02)	(.15)	(.09)	(.68)
Total distributions	—	—	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$24.69	$23.77	$22.01	$18.33	$10.42	$24.14

Total Return[c]	3.87%	8.00%	20.22%	77.51%	(56.49%)	(14.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,867	$8,829	$10,461	$10,661	$9,314	$29,715
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.62%)	(0.85%)	(0.61%)	(0.05%)	0.24%
Total expenses	2.24%	2.26%	2.29%	2.28%	2.29%	2.27%
Portfolio turnover rate	131%	116%	53%	68%	143%	115%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	September 30, 2012

S&P 500 FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.0%
General Electric Co.	1.1%
Chevron Corp.	1.1%
Microsoft Corp.	1.1%
International Business Machines Corp.	1.1%
AT&T, Inc.	1.0%
Google, Inc. — Class A	0.9%
Procter & Gamble Co.	0.9%
Johnson & Johnson	0.9%
Top Ten Total	13.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P 500 FUND

	Shares	Value
COMMON STOCKS† - 60.9%

INFORMATION TECHNOLOGY - 12.3%
Apple, Inc.	16,576	$11,060,503
Microsoft Corp.	133,449	3,974,111
International Business Machines Corp.	18,999	3,941,343
Google, Inc. — Class A*	4,683	3,533,323
Oracle Corp.	67,356	2,121,040
Intel Corp.	88,483	2,006,795
QUALCOMM, Inc.	30,128	1,882,699
Cisco Systems, Inc.	93,561	1,786,079
Visa, Inc. — Class A	9,248	1,241,821
EMC Corp.*	37,119	1,012,235
eBay, Inc.*	20,516	993,180
Mastercard, Inc. — Class A	1,895	855,555
Accenture plc — Class A	11,227	786,226
Hewlett-Packard Co.	34,772	593,210
Texas Instruments, Inc.	20,125	554,444
Automatic Data Processing, Inc.	8,569	502,658
Cognizant Technology Solutions
Corp. — Class A*	5,280	369,178
Corning, Inc.	26,335	346,305
Salesforce.com, Inc.*	2,262	345,385
Broadcom Corp. — Class A	9,100	314,678
Yahoo!, Inc.*	18,437	294,531
Intuit, Inc.	4,882	287,452
Adobe Systems, Inc.*	8,694	282,207
TE Connectivity Ltd.	7,568	257,387
Motorola Solutions, Inc.	5,064	255,985
Dell, Inc.	25,770	254,092
Citrix Systems, Inc.*	3,308	253,294
Applied Materials, Inc.	21,887	244,368
Teradata Corp.*	2,986	225,174
Symantec Corp.*	12,433	223,794
NetApp, Inc.*	6,427	211,320
Analog Devices, Inc.	5,286	207,158
Red Hat, Inc.*	3,419	194,678
Western Union Co.	10,654	194,116
Seagate Technology plc	6,253	193,843
Altera Corp.	5,657	192,253
Paychex, Inc.	5,708	190,019
SanDisk Corp.*	4,275	185,663
Fiserv, Inc.*	2,400	177,672
Xerox Corp.	23,120	169,701
Amphenol Corp. — Class A	2,848	167,690
Juniper Networks, Inc.*	9,314	159,363
CA, Inc.	6,056	156,033
Xilinx, Inc.	4,637	154,922
Western Digital Corp.	3,936	152,441
F5 Networks, Inc.*	1,396	146,161
NVIDIA Corp.*	10,955	146,140
KLA-Tencor Corp.	2,947	140,587
Fidelity National Information
Services, Inc.	4,434	138,429
VeriSign, Inc.*	2,765	134,628
Autodesk, Inc.*	4,013	133,914
Linear Technology Corp.	4,071	129,661
Akamai Technologies, Inc.*	3,134	119,907
Microchip Technology, Inc.	3,422	112,036
Micron Technology, Inc.*	17,994	107,694
BMC Software, Inc.*	2,595	107,667
Harris Corp.	2,008	102,850
Lam Research Corp.*	3,224	102,475
Computer Sciences Corp.	2,751	88,610
Electronic Arts, Inc.*	5,629	71,432
LSI Corp.*	9,864	68,160
Total System Services, Inc.	2,866	67,924
Molex, Inc.	2,435	63,992
Jabil Circuit, Inc.	3,308	61,926
SAIC, Inc.	5,019	60,429
FLIR Systems, Inc.	2,672	53,373
JDS Uniphase Corp.*	4,104	50,828
Teradyne, Inc.*	3,322	47,239
Advanced Micro Devices, Inc.*	10,635	35,840
Lexmark International, Inc. — Class A	1,244	27,679
First Solar, Inc.*	1,057	23,407
Total Information Technology		45,848,912
FINANCIALS - 8.9%
Wells Fargo & Co.	86,883	3,000,070
Berkshire Hathaway, Inc. — Class B*	32,437	2,860,942
JPMorgan Chase & Co.	67,183	2,719,567
Citigroup, Inc.	51,862	1,696,924
Bank of America Corp.	190,601	1,683,007
U.S. Bancorp	33,522	1,149,805
American Express Co.	17,443	991,809
Goldman Sachs Group, Inc.	7,970	906,030
Simon Property Group, Inc.	5,364	814,309
American International Group, Inc.*	20,624	676,260
MetLife, Inc.	18,786	647,366
PNC Financial Services Group, Inc.	9,359	590,552
Capital One Financial Corp.	10,275	585,778
American Tower Corp. — Class A	6,994	499,302
Bank of New York Mellon Corp.	20,892	472,577
Travelers Companies, Inc.	6,814	465,124
ACE Ltd.	5,999	453,524
Prudential Financial, Inc.	8,247	449,544
BB&T Corp.	12,369	410,155
Morgan Stanley	24,458	409,427
BlackRock, Inc. — Class A	2,263	403,493
Aflac, Inc.	8,285	396,686
Discover Financial Services	9,107	361,821
Chubb Corp.	4,702	358,669
State Street Corp.	8,474	355,569
Public Storage	2,552	355,161
Allstate Corp.	8,577	339,735
HCP, Inc.	7,602	338,137
Marsh & McLennan Companies, Inc.	9,628	326,678
Ventas, Inc.	5,226	325,319
CME Group, Inc. — Class A	5,410	309,993
Equity Residential	5,320	306,060
Franklin Resources, Inc.	2,444	305,671
Aon plc	5,702	298,158
Boston Properties, Inc.	2,664	294,665

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
S&P 500 fund

	Shares	Value
Prologis, Inc.	8,145	$285,319
T. Rowe Price Group, Inc.	4,485	283,901
SunTrust Banks, Inc.	9,528	269,357
Fifth Third Bancorp	16,252	252,069
Weyerhaeuser Co.	9,512	248,644
Charles Schwab Corp.	19,384	247,921
Vornado Realty Trust	2,991	242,421
Health Care REIT, Inc.	4,045	233,599
AvalonBay Communities, Inc.	1,710	232,543
Loews Corp.	5,530	228,168
Ameriprise Financial, Inc.	3,727	211,284
Progressive Corp.	9,912	205,575
Host Hotels & Resorts, Inc.	12,781	205,135
M&T Bank Corp.	2,129	202,596
Invesco Ltd.	7,873	196,746
Regions Financial Corp.	25,001	180,257
Northern Trust Corp.	3,871	179,672
IntercontinentalExchange, Inc.*	1,285	171,432
Moody’s Corp.	3,421	151,106
Hartford Financial Services Group, Inc.	7,711	149,902
Kimco Realty Corp.	7,200	145,944
KeyCorp	16,689	145,862
Principal Financial Group, Inc.	4,906	132,168
SLM Corp.	8,302	130,507
XL Group plc — Class A	5,407	129,930
Plum Creek Timber Company, Inc.	2,857	125,251
Lincoln National Corp.	4,938	119,450
NYSE Euronext	4,351	107,252
Comerica, Inc.	3,422	106,253
Huntington Bancshares, Inc.	15,179	104,735
CBRE Group, Inc. — Class A*	5,341	98,328
Cincinnati Financial Corp.	2,587	98,021
Unum Group	4,955	95,235
Torchmark Corp.	1,687	86,627
Leucadia National Corp.	3,503	79,693
People’s United Financial, Inc.	6,210	75,389
Zions Bancorporation	3,259	67,315
Hudson City Bancorp, Inc.	8,407	66,920
Apartment Investment & Management
Co. — Class A	2,572	66,846
Assurant, Inc.	1,439	53,675
Legg Mason, Inc.	2,126	52,470
NASDAQ OMX Group, Inc.	2,096	48,826
Genworth Financial, Inc. — Class A*	8,699	45,496
First Horizon National Corp.	4,401	42,382
E*TRADE Financial Corp.*	4,539	39,989
Federated Investors, Inc. — Class B	1,658	34,304
Total Financials		33,234,402
Health Care - 7.3%
Johnson & Johnson	48,766	3,360,466
Pfizer, Inc.	132,104	3,282,784
Merck & Company, Inc.	53,868	2,429,447
Abbott Laboratories	27,754	1,902,814
Amgen, Inc.	13,635	1,149,704
UnitedHealth Group, Inc.	18,266	1,012,118
Bristol-Myers Squibb Co.	29,699	1,002,341
Express Scripts Holding Co.*	14,344	898,938
Gilead Sciences, Inc.*	13,386	887,893
Eli Lilly & Co.	18,057	856,082
Medtronic, Inc.	18,042	777,971
Biogen Idec, Inc.*	4,180	623,781
Baxter International, Inc.	9,675	583,016
Celgene Corp.*	7,630	582,932
Covidien plc	8,494	504,713
Allergan, Inc.	5,440	498,195
Alexion Pharmaceuticals, Inc.*	3,419	391,134
Thermo Fisher Scientific, Inc.	6,469	380,571
McKesson Corp.	4,174	359,089
Intuitive Surgical, Inc.*	709	351,402
WellPoint, Inc.	5,751	333,616
Stryker Corp.	5,114	284,645
Becton Dickinson and Co.	3,529	277,238
Cigna Corp.	5,099	240,520
Agilent Technologies, Inc.	6,166	237,083
Cardinal Health, Inc.	6,033	235,106
Aetna, Inc.	5,911	234,076
St. Jude Medical, Inc.	5,553	233,948
Edwards Lifesciences Corp.*	2,044	219,464
Zimmer Holdings, Inc.	3,086	208,675
Humana, Inc.	2,865	200,980
Cerner Corp.*	2,577	199,486
Watson Pharmaceuticals, Inc.*	2,257	192,206
Perrigo Co.	1,555	180,644
Quest Diagnostics, Inc.	2,804	177,858
Mylan, Inc.*	7,177	175,119
AmerisourceBergen Corp. — Class A	4,453	172,376
Laboratory Corporation of
America Holdings*	1,700	157,199
DaVita, Inc.*	1,506	156,037
Life Technologies Corp.*	3,100	151,528
Forest Laboratories, Inc.*	4,135	147,247
CR Bard, Inc.	1,379	144,312
Boston Scientific Corp.*	25,096	144,051
Waters Corp.*	1,551	129,245
Varian Medical Systems, Inc.*	1,959	118,167
CareFusion Corp.*	3,924	111,402
Coventry Health Care, Inc.	2,371	98,847
DENTSPLY International, Inc.	2,512	95,808
Hospira, Inc.*	2,918	95,769
PerkinElmer, Inc.	2,016	59,412
Patterson Companies, Inc.	1,503	51,463
Tenet Healthcare Corp.*	7,368	46,197
Total Health Care		27,345,115
Energy - 6.9%
Exxon Mobil Corp.	81,638	7,465,794
Chevron Corp.	34,707	4,045,448
Schlumberger Ltd.	23,469	1,697,513
Occidental Petroleum Corp.	14,330	1,233,240
ConocoPhillips	21,481	1,228,284
Anadarko Petroleum Corp.	8,840	618,092
National Oilwell Varco, Inc.	7,544	604,350
Apache Corp.	6,919	598,285
Halliburton Co.	16,406	552,718
EOG Resources, Inc.	4,779	535,487

24 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
S&P 500 fund

	Shares	Value
Phillips 66	11,084	$513,965
Devon Energy Corp.	6,653	402,507
Williams Companies, Inc.	11,078	387,398
Marathon Oil Corp.	12,472	368,797
Kinder Morgan, Inc.	10,087	358,290
Baker Hughes, Inc.	7,776	351,708
Spectra Energy Corp.	11,552	339,167
Marathon Petroleum Corp.	5,986	326,776
Valero Energy Corp.	9,760	309,197
Noble Energy, Inc.	3,150	292,037
Hess Corp.	5,255	282,299
Cameron International Corp.*	4,358	244,353
Pioneer Natural Resources Co.	2,173	226,861
Ensco plc — Class A	4,100	223,696
Southwestern Energy Co.*	6,161	214,280
Range Resources Corp.	2,873	200,737
FMC Technologies, Inc.*	4,216	195,201
Murphy Oil Corp.	3,264	175,244
Chesapeake Energy Corp.	9,179	173,208
Cabot Oil & Gas Corp.	3,713	166,714
Noble Corp.	4,464	159,722
Equities Corp.	2,648	156,232
CONSOL Energy, Inc.	4,029	121,072
Denbury Resources, Inc.*	6,919	111,811
Peabody Energy Corp.	4,746	105,788
Tesoro Corp.	2,468	103,409
QEP Resources, Inc.	3,149	99,697
Helmerich & Payne, Inc.	1,869	88,983
Sunoco, Inc.	1,852	86,729
Diamond Offshore Drilling, Inc.	1,232	81,078
Newfield Exploration Co.*	2,392	74,917
Rowan Companies plc — Class A*	2,197	74,193
Nabors Industries Ltd.*	5,133	72,016
WPX Energy, Inc.*	3,522	58,430
Alpha Natural Resources, Inc.*	3,893	25,577
Total Energy		25,751,300
Consumer Discretionary - 6.7%
Comcast Corp. — Class A	47,329	1,692,958
Walt Disney Co.	31,731	1,658,896
McDonald’s Corp.	17,834	1,636,269
Amazon.com, Inc.*	6,394	1,626,123
Home Depot, Inc.	26,661	1,609,525
News Corp. — Class A	36,008	883,276
Time Warner, Inc.	16,780	760,637
Target Corp.	11,585	735,299
Starbucks Corp.	13,439	682,029
Ford Motor Co.	67,457	665,126
NIKE, Inc. — Class B	6,501	617,010
Lowe’s Companies, Inc.	20,172	610,001
TJX Companies, Inc.	13,016	582,986
DIRECTV*	11,104	582,516
Priceline.com, Inc.*	877	542,626
Yum! Brands, Inc.	8,062	534,833
Time Warner Cable, Inc.	5,418	515,035
Viacom, Inc. — Class B	8,373	448,709
CBS Corp. — Class B	10,527	382,446
Johnson Controls, Inc.	12,094	331,376
Carnival Corp.	7,909	288,205
Coach, Inc.	5,049	282,846
McGraw-Hill Companies, Inc.	4,956	270,548
Macy’s, Inc.	7,119	267,816
Discovery Communications,
Inc. — Class A*	4,371	260,643
Bed Bath & Beyond, Inc.*	4,103	258,489
Ross Stores, Inc.	3,956	255,558
VF Corp.	1,556	247,964
AutoZone, Inc.*	661	244,352
Omnicom Group, Inc.	4,698	242,229
Mattel, Inc.	6,028	213,873
Limited Brands, Inc.	4,219	207,828
Starwood Hotels & Resorts
Worldwide, Inc.	3,472	201,237
Dollar Tree, Inc.*	4,072	196,576
Kohl’s Corp.	3,816	195,456
The Gap, Inc.	5,274	188,704
Chipotle Mexican Grill, Inc. — Class A*	564	179,093
O’Reilly Automotive, Inc.*	2,103	175,853
Marriott International, Inc. — Class A	4,453	174,112
Harley-Davidson, Inc.	4,031	170,793
Genuine Parts Co.	2,741	167,283
Ralph Lauren Corp. — Class A	1,080	163,328
Wynn Resorts Ltd.	1,401	161,732
Nordstrom, Inc.	2,702	149,096
BorgWarner, Inc.*	2,027	140,086
Staples, Inc.	12,069	139,035
Wyndham Worldwide Corp.	2,515	131,987
Tiffany & Co.	2,105	130,257
Darden Restaurants, Inc.	2,271	126,608
CarMax, Inc.*	4,041	114,360
Family Dollar Stores, Inc.	1,715	113,705
Whirlpool Corp.	1,371	113,670
DR Horton, Inc.	4,915	101,446
Lennar Corp. — Class A	2,885	100,311
Newell Rubbermaid, Inc.	5,109	97,531
Expedia, Inc.	1,662	96,130
Scripps Networks Interactive,
Inc. — Class A	1,528	93,559
PulteGroup, Inc.*	5,977	92,644
Interpublic Group of Companies, Inc.	7,731	85,969
H&R Block, Inc.	4,797	83,132
Fossil, Inc.*	970	82,159
Best Buy Company, Inc.	4,704	80,862
Hasbro, Inc.	2,046	78,096
Gannett Company, Inc.	4,093	72,651
Urban Outfitters, Inc.*	1,930	72,491
TripAdvisor, Inc.*	1,938	63,818
Leggett & Platt, Inc.	2,487	62,299
International Game Technology	4,724	61,837
JC Penney Company, Inc.	2,519	61,187
Cablevision Systems Corp. — Class A	3,814	60,452
Harman International Industries, Inc.	1,188	54,838
Netflix, Inc.*	985	53,623
Goodyear Tire & Rubber Co.*	4,330	52,783
Apollo Group, Inc. — Class A*	1,790	51,999

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
S&P 500 fund

	Shares	Value
Abercrombie & Fitch Co. — Class A	1,461	$49,557
GameStop Corp. — Class A1	2,183	45,843
Big Lots, Inc.*	1,053	31,148
AutoNation, Inc.*	683	29,827
Washington Post Co. — Class B	80	29,042
DeVry, Inc.	1,021	23,238
Total Consumer Discretionary		25,139,470
Consumer Staples - 6.6%
Procter & Gamble Co.	48,710	3,378,526
Philip Morris International, Inc.	29,814	2,681,471
Coca-Cola Co.	68,475	2,597,257
Wal-Mart Stores, Inc.	29,726	2,193,778
PepsiCo, Inc.	27,529	1,948,227
Mondelez International, Inc. — Class A*	31,388	1,297,895
Altria Group, Inc.	35,958	1,200,638
CVS Caremark Corp.	22,502	1,089,547
Colgate-Palmolive Co.	7,883	845,215
Costco Wholesale Corp.	7,644	765,356
Kimberly-Clark Corp.	6,984	599,088
Walgreen Co.	15,157	552,321
General Mills, Inc.	11,465	456,880
Sysco Corp.	10,380	324,583
HJ Heinz Co.	5,661	316,733
Archer-Daniels-Midland Co.	11,648	316,593
Whole Foods Market, Inc.	3,038	295,901
Lorillard, Inc.	2,310	269,000
Mead Johnson Nutrition Co. — Class A	3,608	264,394
Estee Lauder Companies, Inc. — Class A	4,244	261,303
Reynolds American, Inc.	5,801	251,415
Kroger Co.	9,633	226,761
Kellogg Co.	4,365	225,496
ConAgra Foods, Inc.	7,182	198,151
Hershey Co.	2,687	190,481
Brown-Forman Corp. — Class B	2,680	174,870
JM Smucker Co.	1,936	167,135
Dr Pepper Snapple Group, Inc.	3,725	165,874
Clorox Co.	2,288	164,850
Beam, Inc.	2,806	161,457
Coca-Cola Enterprises, Inc.	4,896	153,098
Monster Beverage Corp.*	2,720	147,315
McCormick & Company, Inc.	2,350	145,794
Molson Coors Brewing Co. — Class B	2,749	123,842
Avon Products, Inc.	7,646	121,954
Campbell Soup Co.[1]	3,190	111,076
Constellation Brands, Inc. — Class A*	2,603	84,207
Tyson Foods, Inc. — Class A	5,124	82,086
Hormel Foods Corp.	2,371	69,328
Safeway, Inc.[1]	4,240	68,222
Dean Foods Co.*	3,272	53,497
Total Consumer Staples		24,741,615
Industrials - 6.0%
General Electric Co.	186,749	4,241,069
United Technologies Corp.	14,836	1,161,510
3M Co.	11,249	1,039,633
Caterpillar, Inc.	11,557	994,365
Union Pacific Corp.	8,377	994,350
United Parcel Service, Inc. — Class B	12,713	909,870
Boeing Co.	11,967	833,143
Honeywell International, Inc.	13,809	825,088
Emerson Electric Co.	12,863	620,897
Deere & Co.	6,927	571,408
Danaher Corp.	10,331	569,755
Tyco International Ltd.	8,138	457,844
Illinois Tool Works, Inc.	7,628	453,637
Lockheed Martin Corp.	4,762	444,676
FedEx Corp.	5,165	437,062
Precision Castparts Corp.	2,569	419,620
General Dynamics Corp.	5,865	387,794
CSX Corp.	18,396	381,717
Norfolk Southern Corp.	5,651	359,573
Raytheon Co.	5,870	335,529
Northrop Grumman Corp.	4,372	290,432
Cummins, Inc.	3,132	288,802
Eaton Corp.	5,972	282,237
PACCAR, Inc.	6,250	250,156
Waste Management, Inc.	7,707	247,240
Ingersoll-Rand plc	5,070	227,237
Stanley Black & Decker, Inc.	2,974	226,768
Parker Hannifin Corp.	2,646	221,153
WW Grainger, Inc.	1,060	220,873
Cooper Industries plc	2,832	212,570
Fastenal Co.	4,766	204,890
Dover Corp.	3,235	192,450
Roper Industries, Inc.	1,733	190,439
Rockwell Automation, Inc.	2,496	173,597
CH Robinson Worldwide, Inc.	2,859	167,394
Fluor Corp.	2,953	166,195
Republic Services, Inc. — Class A	5,298	145,748
Stericycle, Inc.*	1,515	137,138
Expeditors International of
Washington, Inc.	3,723	135,368
Rockwell Collins, Inc.	2,514	134,851
Pall Corp.	2,055	130,472
Textron, Inc.	4,967	129,986
L-3 Communications Holdings, Inc.	1,704	122,194
Flowserve Corp.	904	115,477
Southwest Airlines Co.	13,142	115,255
Joy Global, Inc.	1,872	104,944
Equifax, Inc.	2,117	98,610
Masco Corp.	6,318	95,086
Quanta Services, Inc.*	3,771	93,144
Jacobs Engineering Group, Inc.*	2,291	92,625
Iron Mountain, Inc.	2,671	91,108
Xylem, Inc.	3,282	82,542
Cintas Corp.	1,902	78,838
Snap-on, Inc.	1,028	73,882
Robert Half International, Inc.	2,507	66,761
Dun & Bradstreet Corp.	794	63,218
Avery Dennison Corp.	1,795	57,117
Pitney Bowes, Inc.[1]	3,552	49,089
Ryder System, Inc.	901	35,193
RR Donnelley & Sons Co.[1]	3,186	33,772
Total Industrials		22,283,391

26 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
S&P 500 fund

	Shares	Value
Utilities - 2.1%
Duke Energy Corp.	12,455	$807,083
Southern Co.	15,475	713,242
Exelon Corp.	15,094	537,045
Dominion Resources, Inc.	10,138	536,706
NextEra Energy, Inc.	7,476	525,787
American Electric Power Company, Inc.	8,577	376,873
FirstEnergy Corp.	7,397	326,208
PG&E Corp.	7,540	321,732
Consolidated Edison, Inc.	5,184	310,470
PPL Corp.	10,276	298,518
Public Service Enterprise Group, Inc.	8,950	288,011
Edison International	5,765	263,403
Sempra Energy	3,976	256,412
Xcel Energy, Inc.	8,628	239,082
Entergy Corp.	3,136	217,325
Northeast Utilities	5,548	212,100
DTE Energy Co.	3,043	182,397
ONEOK, Inc.	3,627	175,221
CenterPoint Energy, Inc.	7,562	161,071
Wisconsin Energy Corp.	4,079	153,656
Ameren Corp.	4,290	140,154
NiSource, Inc.	5,042	128,470
AES Corp.*	10,980	120,451
SCANA Corp.	2,320	111,986
CMS Energy Corp.	4,692	110,497
Pinnacle West Capital Corp.	1,939	102,379
NRG Energy, Inc.	4,026	86,116
AGL Resources, Inc.	2,076	84,929
Pepco Holdings, Inc.	4,050	76,545
Integrys Energy Group, Inc.	1,382	72,140
TECO Energy, Inc.	3,601	63,882
Total Utilities		7,999,891
Materials - 2.1%
Monsanto Co.	9,430	858,318
EI du Pont de Nemours & Co.	16,456	827,244
Freeport-McMoRan Copper & Gold, Inc.	16,788	664,469
Dow Chemical Co.	21,192	613,720
Praxair, Inc.	5,273	547,759
Newmont Mining Corp.	8,772	491,320
Air Products & Chemicals, Inc.	3,747	309,877
PPG Industries, Inc.	2,698	309,838
LyondellBasell Industries N.V. — Class A	5,997	309,805
Ecolab, Inc.	4,656	301,755
Mosaic Co.	4,891	281,771
International Paper Co.	7,735	280,935
CF Industries Holdings, Inc.	1,109	246,464
Sherwin-Williams Co.	1,508	224,556
Nucor Corp.	5,615	214,830
Alcoa, Inc.	18,873	167,026
Eastman Chemical Co.	2,708	154,383
Sigma-Aldrich Corp.	2,139	153,944
FMC Corp.	2,430	134,573
Ball Corp.	2,737	115,802
Vulcan Materials Co.	2,285	108,081
Airgas, Inc.	1,230	101,229
Cliffs Natural Resources, Inc.	2,525	98,803
MeadWestvaco Corp.	3,070	93,942
International Flavors & Fragrances, Inc.	1,438	85,676
Allegheny Technologies, Inc.	1,895	60,451
Bemis Company, Inc.	1,825	57,433
Owens-Illinois, Inc.*	2,921	54,798
United States Steel Corp.[1]	2,555	48,724
Sealed Air Corp.	3,091	47,787
Titanium Metals Corp.	1,300	16,679
Total Materials		7,981,992
Telecommunication Services - 2.0%
AT&T, Inc.	102,032	3,846,606
Verizon Communications, Inc.	50,389	2,296,227
CenturyLink, Inc.	11,013	444,925
Crown Castle International Corp.*	5,181	332,103
Sprint Nextel Corp.*	53,066	292,924
Windstream Corp.[1]	10,399	105,134
Frontier Communications Corp.[1]	17,658	86,524
MetroPCS Communications, Inc.*	5,589	65,447
Total Telecommunication Services		7,469,890
Total Common Stocks
(Cost $178,886,427)		227,795,978

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 31.9%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$57,709,323	57,709,323
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	33,203,645	33,203,645
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	18,941,791	18,941,791
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	9,282,341	9,282,341
Total Repurchase Agreements
(Cost $119,137,100)		119,137,100

SECURITIES LENDING COLLATERAL††,4 - 0.1%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	136,987	136,987
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	134,813	134,813
Total Securities Lending Collateral
(Cost $271,800)		271,800
Total Investments - 92.9%
(Cost $298,295,327)		$347,204,878
Other Assets & Liabilities, net - 7.1%		26,719,108
Total Net Assets - 100.0%		$373,923,986

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P 500 fund

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $53,335,500)	744	$(364,615)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 S&P 500 Index Swap,
Terminating 10/29/12[5]
(Notional Value $35,264,410)	24,478	$177,618
Barclays Bank plc
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $16,963,915)	11,775	(76,634)
Credit Suisse Capital, LLC
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $41,478,198)	28,791	(126,255)
(Total Notional Value
$93,706,523)		$(25,271)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT	— Real Estate Investment Trust

28 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

s&p 500 fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $259,047 of
securities loaned
(cost $179,158,227)	$228,067,778
Repurchase agreements, at value
(cost $119,137,100)	119,137,100
Total investments
(cost $298,295,327)	347,204,878
Segregated cash with broker	3,736,500
Unrealized appreciation on swap agreements	177,618
Cash	835
Receivables:
Fund shares sold	27,329,462
Dividends	286,558
Interest	1,684
Total assets	378,737,535
Liabilities:
Unrealized depreciation on swap agreements	202,889
Payable for:
Fund shares redeemed	3,664,133
Payable upon return of securities loaned	271,800
Variation margin	220,184
Management fees	194,414
Distribution and service fees	70,806
Transfer agent and administrative fees	64,805
Portfolio accounting fees	24,052
Miscellaneous	100,466
Total liabilities	4,813,549
Net assets	$373,923,986
Net assets consist of:
Paid in capital	$364,980,944
Undistributed net investment income	246,749
Accumulated net realized loss on investments	(39,823,372)
Net unrealized appreciation on investments	48,519,665
Net assets	$373,923,986
A-Class:
Net assets	$18,466,165
Capital shares outstanding	638,045
Net asset value per share	$28.94
Maximum offering price per share
(Net asset value divided by 95.25%)	$30.38
C-Class:
Net assets	$11,466,099
Capital shares outstanding	416,659
Net asset value per share	$27.52
H-Class:
Net assets	$343,991,722
Capital shares outstanding	11,883,070
Net asset value per share	$28.95

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$2,026,991
Interest	36,516
Income from securities lending, net	114
Total investment income	2,063,621

Expenses:
Management fees	897,480
Transfer agent and administrative fees	299,160
Distribution and service fees:
A-Class	15,812
C-Class	51,639
H-Class	270,439
Portfolio accounting fees	116,756
Custodian fees	21,741
Trustees’ fees*	14,176
Miscellaneous	129,669
Total expenses	1,816,872
Net investment income	246,749

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	329,802
Swap agreements	2,599,583
Futures contracts	1,968,780
Net realized gain	4,898,165
Net change in unrealized appreciation
(depreciation) on:
Investments	1,092,869
Swap agreements	(89,150)
Futures contracts	(412,176)
Net change in unrealized appreciation
(depreciation)	591,543
Net realized and unrealized gain	5,489,708
Net increase in net assets resulting
from operations	$5,736,457

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 29

s&p 500 fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$246,749	$(205,786)
Net realized gain (loss) on investments	4,898,165	(707,064)
Net change in unrealized appreciation (depreciation) on investments	591,543	15,364,800
Net increase in net assets resulting from operations	5,736,457	14,451,950

Capital share transactions:
Proceeds from sale of shares
A-Class	43,100,027	102,743,762
C-Class	57,057,303	157,204,528
H-Class	893,327,992	1,762,118,692
Cost of shares redeemed
A-Class	(38,650,516)	(99,361,075)
C-Class	(55,942,659)	(157,538,958)
H-Class	(795,074,991)	(1,784,659,332)
Net increase (decrease) from capital share transactions	103,817,156	(19,492,383)
Net increase (decrease) in net assets	109,553,613	(5,040,433)

Net assets:
Beginning of period	264,370,373	269,410,806
End of period	$373,923,986	$264,370,373
Undistributed net investment income at end of period	$246,749	$—

Capital share activity:
Shares sold
A-Class	1,584,193	4,096,321
C-Class	2,169,755	6,482,033
H-Class	32,054,774	70,536,838
Shares redeemed
A-Class	(1,421,759)	(4,010,269)
C-Class	(2,128,757)	(6,501,183)
H-Class	(28,711,905)	(71,435,348)
Net increase (decrease) in shares	3,546,301	(831,608)

30 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

s&p 500 fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.20	$26.41	$23.18	$15.79	$25.92	$27.32
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.01	(.06)	.07	.12	.52
Net gain (loss) on investments
(realized and unrealized)	.71	1.78	3.29	7.43	(10.21)	(1.78)
Total from investment operations	.74	1.79	3.23	7.50	(10.09)	(1.26)
Less distributions from:
Net investment income	—	—	(—)[d]	(.11)	(.04)	(.14)
Total distributions	—	—	(—)	(.11)	(.04)	(.14)
Net asset value, end of period	$28.94	$28.20	$26.41	$23.18	$15.79	$25.92

Total Return[c]	2.62%	6.78%	13.94%	47.55%	(38.95%)	(4.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,466	$13,413	$10,288	$46,312	$29,409	$2,358
Ratios to average net assets:
Net investment income (loss)	0.22%	0.05%	(0.25%)	0.34%	0.68%	1.86%
Total expenses	1.49%	1.51%	1.54%	1.53%	1.52%	1.51%
Portfolio turnover rate	62%	196%	202%	58%	168%	396%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.91	$25.41	$22.50	$15.44	$25.55	$27.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.20)	(.27)	(.08)	(.02)	.18
Net gain (loss) on investments
(realized and unrealized)	.68	1.70	3.18	7.25	(10.05)	(1.64)
Total from investment operations	.61	1.50	2.91	7.17	(10.07)	(1.46)
Less distributions from:
Net investment income	—	—	(—)[d]	(.11)	(.04)	(.14)
Total distributions	—	—	(—)	(.11)	(.04)	(.14)
Net asset value, end of period	$27.52	$26.91	$25.41	$22.50	$15.44	$25.55

Total Return[c]	2.27%	5.90%	12.93%	46.49%	(39.43%)	(5.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,466	$10,110	$10,032	$11,456	$7,295	$7,836
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.80%)	(1.11%)	(0.41%)	(0.08%)	0.67%
Total expenses	2.25%	2.26%	2.29%	2.28%	2.28%	2.25%
Portfolio turnover rate	62%	196%	202%	58%	168%	396%

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 31

s&p 500 fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.20	$26.39	$23.17	$15.78	$25.90	$27.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.02)	(.09)	.06	.13	.39
Net gain (loss) on investments
(realized and unrealized)	.72	1.83	3.31	7.44	(10.21)	(1.66)
Total from investment operations	.75	1.81	3.22	7.50	(10.08)	(1.27)
Less distributions from:
Net investment income	—	—	(—)[d]	(.11)	(.04)	(.14)
Total distributions	—	—	(—)	(.11)	(.04)	(.14)
Net asset value, end of period	$28.95	$28.20	$26.39	$23.17	$15.78	$25.90

Total Return[c]	2.66%	6.86%	13.90%	47.58%	(38.94%)	(4.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343,992	$240,847	$249,090	$194,193	$139,759	$78,963
Ratios to average net assets:
Net investment income (loss)	0.24%	(0.07%)	(0.37%)	0.29%	0.64%	1.40%
Total expenses	1.49%	1.50%	1.54%	1.53%	1.53%	1.48%
Portfolio turnover rate	62%	196%	202%	58%	168%	396%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Less than $0.01 per share.

32 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE S&P 500 Strategy FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

 Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE S&P 500 Strategy FUND

	Face
	amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 75.7%
Fannie Mae[1]
0.13% due 12/05/12	$20,000,000	$19,998,560
0.15% due 10/10/12	15,000,000	14,999,925
Total Fannie Mae		34,998,485
Freddie Mac[1]
0.15% due 02/06/13	20,000,000	19,995,020
0.15% due 10/29/12	15,000,000	14,999,760
Total Freddie Mac		34,994,780
Farmer Mac[2]
0.17% due 11/28/12	10,000,000	9,999,520
0.15% due 12/21/12	10,000,000	9,999,100
Total Farmer Mac		19,998,620
Federal Home Loan Bank[2]
0.15% due 10/30/12	15,000,000	14,999,760
Federal Farm Credit Bank[2]
0.15% due 11/05/12	15,000,000	14,999,565
Total Federal Agency Discount Notes
(Cost $119,972,100)		119,991,210

REPURCHASE AGREEMENTS††,3 - 21.1%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	11,851,255	11,851,255
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[4]	10,860,703	10,860,703
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	6,818,740	6,818,740
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	3,889,909	3,889,909
Total Repurchase Agreements
(Cost $33,420,607)		33,420,607
Total Investments - 96.8%
(Cost $153,392,707)		$153,411,817
Other Assets & Liabilities, net - 3.2%		5,067,547
Total Net Assets - 100.0%		$158,479,364

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $47,958,938)	669	$194,974

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $73,997,167)	51,363	$202,886
Barclays Bank plc
October 2012 S&P 500 Index Swap,
Terminating 10/31/12[5]
(Notional Value $15,689,504)	10,890	70,700
Goldman Sachs International
October 2012 S&P 500 Index Swap,
Terminating 10/29/12[5]
(Notional Value $20,461,015)	14,202	(105,617)
(Total Notional Value
$110,147,686)		$167,969

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

34 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 Strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $119,972,100)	$119,991,210
Repurchase agreements, at value
(cost $33,420,607)	33,420,607
Total investments
(cost $153,392,707)	153,411,817
Segregated cash with broker	6,001,288
Unrealized appreciation on swap agreements	273,586
Receivables:
Variation margin	387,775
Fund shares sold	320,566
Interest	412
Total assets	160,395,444
Liabilities:
Unrealized depreciation on swap agreements	105,617
Payable for:
Fund shares redeemed	1,603,096
Management fees	104,187
Transfer agent and administrative fees	28,941
Portfolio accounting fees	11,576
Distribution and service fees	10,966
Miscellaneous	51,697
Total liabilities	1,916,080
Net assets	$158,479,364
Net assets consist of:
Paid in capital	$576,873,834
Accumulated net investment loss	(1,686,612)
Accumulated net realized loss on investments	(417,089,911)
Net unrealized appreciation on investments	382,053
Net assets	$158,479,364
Investor Class:
Net assets	$137,192,933
Capital shares outstanding	5,848,021
Net asset value per share	$23.46
Advisor Class:
Net assets	$4,537,265
Capital shares outstanding	210,106
Net asset value per share	$21.60
A-Class:
Net assets	$7,206,454
Capital shares outstanding	327,727
Net asset value per share	$21.99
Maximum offering price per share
(Net asset value divided by 95.25%)	$23.09
C-Class:
Net assets	$9,542,712
Capital shares outstanding	460,991
Net asset value per share	$20.70

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$110,990
Total investment income	110,990

Expenses:
Management fees	725,175
Transfer agent and administrative fees	201,437
Distribution and service fees:
Advisor Class	27,189
A-Class	10,431
C-Class	49,062
Portfolio accounting fees	80,574
Trustees’ fees*	14,692
Custodian fees	13,775
Miscellaneous	83,199
Total expenses	1,205,534
Net investment loss	(1,094,544)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(2,084,311)
Futures contracts	(8,077,821)
Net realized loss	(10,162,132)
Net change in unrealized appreciation
(depreciation) on:
Investments	12,243
Swap agreements	366,138
Futures contracts	254,683
Net change in unrealized appreciation
(depreciation)	633,064
Net realized and unrealized loss	(9,529,068)
Net decrease in net assets resulting
from operations	$(10,623,612)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE S&P 500 Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,094,544)	$(3,044,224)
Net realized loss on investments	(10,162,132)	(48,907,023)
Net change in unrealized appreciation (depreciation) on investments	633,064	1,110,081
Net decrease in net assets resulting from operations	(10,623,612)	(50,841,166)

Capital share transactions:
Proceeds from sale of shares
Investor Class	182,780,932	740,514,113
Advisor Class	31,144,828	91,994,118
A-Class	5,877,591	78,100,721
C-Class	10,021,437	22,769,486
Cost of shares redeemed
Investor Class	(149,583,607)	(702,486,924)
Advisor Class	(31,405,514)	(90,159,118)
A-Class	(6,146,109)	(72,186,098)
C-Class	(7,682,843)	(25,298,728)
Net increase from capital share transactions	35,006,715	43,247,570
Net increase (decrease) in net assets	24,383,103	(7,593,596)

Net assets:
Beginning of period	134,096,261	141,689,857
End of period	$158,479,364	$134,096,261
Accumulated net investment loss at end of period	$(1,686,612)	$(592,068)

Capital share activity:
Shares sold
Investor Class	7,258,031	24,859,345
Advisor Class	1,320,104	3,384,090
A-Class	247,080	2,790,019
C-Class	449,386	886,566
Shares redeemed
Investor Class	(5,974,827)	(24,449,326)
Advisor Class	(1,373,172)	(3,364,284)
A-Class	(262,000)	(2,634,880)
C-Class	(348,941)	(988,825)
Net increase in shares	1,315,661	482,705

36 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$24.61	$28.50	$34.38	$54.23	$40.00	$37.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.38)	(.41)	(.47)	.12	.93
Net gain (loss) on investments
(realized and unrealized)	(.99)	(3.51)	(5.47)	(19.32)	14.94	2.74
Total from investment operations	(1.15)	(3.89)	(5.88)	(19.79)	15.06	3.67
Less distributions from:
Net investment income	—	—	—	(.06)	(.83)	(1.52)
Total distributions	—	—	—	(.06)	(.83)	(1.52)
Net asset value, end of period	$23.46	$24.61	$28.50	$34.38	$54.23	$40.00

Total Return[c]	(4.67%)	(13.65%)	(17.10%)	(36.51%)	37.66%	10.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,193	$112,334	$118,410	$171,423	$217,740	$223,044
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.31%)	(1.22%)	(1.16%)	0.25%	3.08%
Total expenses	1.39%	1.41%	1.44%	1.43%	1.43%	1.41%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$22.71	$26.44	$32.06	$50.83	$37.72	$36.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.48)	(.54)	(.63)	(.13)	.73
Net gain (loss) on investments
(realized and unrealized)	(.91)	(3.25)	(5.08)	(18.08)	14.07	2.51
Total from investment operations	(1.11)	(3.73)	(5.62)	(18.71)	13.94	3.24
Less distributions from:
Net investment income	—	—	—	(.06)	(.83)	(1.52)
Total distributions	—	—	—	(.06)	(.83)	(1.52)
Net asset value, end of period	$21.60	$22.71	$26.44	$32.06	$50.83	$37.72

Total Return[c]	(4.93%)	(14.11%)	(17.53%)	(36.82%)	36.96%	9.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,537	$5,978	$6,434	$9,607	$15,305	$11,131
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.81%)	(1.72%)	(1.63%)	(0.30%)	2.64%
Total expenses	1.89%	1.91%	1.93%	1.93%	1.93%	1.92%
Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE S&P 500 Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$23.10	$26.82	$32.43	$51.30	$37.97	$36.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.42)	(.48)	(.53)	— [d]	.81
Net gain (loss) on investments
(realized and unrealized)	(.93)	(3.30)	(5.13)	(18.28)	14.16	2.58
Total from investment operations	(1.11)	(3.72)	(5.61)	(18.81)	14.16	3.39
Less distributions from:
Net investment income	—	—	—	(.06)	(.83)	(1.52)
Total distributions	—	—	—	(.06)	(.83)	(1.52)
Net asset value, end of period	$21.99	$23.10	$26.82	$32.43	$51.30	$37.97

Total Return[c]	(4.81%)	(13.87%)	(17.30%)	(36.68%)	37.30%	9.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,206	$7,915	$5,029	$28,565	$18,381	$9,344
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.56%)	(1.47%)	(1.42%)	0.00%	2.83%
Total expenses	1.64%	1.66%	1.68%	1.67%	1.68%	1.66%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$21.83	$25.53	$31.12	$49.59	$37.00	$35.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.59)	(.67)	(.79)	(.28)	.58
Net gain (loss) on investments
(realized and unrealized)	(.88)	(3.11)	(4.92)	(17.62)	13.70	2.44
Total from investment operations	(1.13)	(3.70)	(5.59)	(18.41)	13.42	3.02
Less distributions from:
Net investment income	—	—	—	(.06)	(.83)	(1.52)
Total distributions	—	—	—	(.06)	(.83)	(1.52)
Net asset value, end of period	$20.70	$21.83	$25.53	$31.12	$49.59	$37.00

Total Return[c]	(5.18%)	(14.49%)	(17.96%)	(37.14%)	36.27%	9.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,543	$7,870	$11,817	$16,041	$19,674	$32,299
Ratios to average net assets:
Net investment income (loss)	(2.25%)	(2.31%)	(2.23%)	(2.15%)	(0.67%)	2.14%
Total expenses	2.39%	2.42%	2.44%	2.43%	2.43%	2.41%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.
[e]	Per share amounts for the period April 1, 2007 through April 23, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

38 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	16.1%
Microsoft Corp.	6.4%
Google, Inc. — Class A	5.1%
Oracle Corp.	4.0%
Amazon.com, Inc.	3.0%
Intel Corp.	2.9%
QUALCOMM, Inc.	2.7%
Cisco Systems, Inc.	2.6%
Comcast Corp. — Class A	1.9%
Mondelez International, Inc. — Class A	1.9%
Top Ten Total	46.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 81.6%

Information Technology - 53.7%
Apple, Inc.	195,502	$130,450,664
Microsoft Corp.	1,748,443	52,068,633
Google, Inc. — Class A*	54,639	41,225,126
Oracle Corp.	1,018,294	32,066,078
Intel Corp.	1,043,425	23,664,879
QUALCOMM, Inc.	355,250	22,199,573
Cisco Systems, Inc.	1,117,230	21,327,921
eBay, Inc.*	268,767	13,011,010
Baidu, Inc. ADR*	57,183	6,680,118
Texas Instruments, Inc.	237,290	6,537,340
Automatic Data Processing, Inc.	101,048	5,927,476
Cognizant Technology Solutions
Corp. — Class A*	62,269	4,353,849
Yahoo!, Inc.*	247,063	3,946,831
Broadcom Corp. — Class A	105,745	3,656,662
Intuit, Inc.	61,248	3,606,282
Dell, Inc.	361,768	3,567,032
Adobe Systems, Inc.*	102,562	3,329,163
Citrix Systems, Inc.*	38,989	2,985,388
Applied Materials, Inc.	258,092	2,881,597
Symantec Corp.*	146,397	2,635,146
Activision Blizzard, Inc.	231,725	2,613,858
Seagate Technology plc	83,783	2,597,273
CA, Inc.	97,823	2,520,410
Paychex, Inc.	75,653	2,518,488
NetApp, Inc.*	75,773	2,491,416
Altera Corp.	66,722	2,267,547
SanDisk Corp.*	50,376	2,187,830
Fiserv, Inc.*	28,295	2,094,679
Check Point Software Technologies Ltd.*	42,713	2,057,058
Xilinx, Inc.	54,678	1,826,792
Avago Technologies Ltd.	51,069	1,780,521
F5 Networks, Inc.*	16,482	1,725,665
NVIDIA Corp.*	129,203	1,723,568
KLA-Tencor Corp.	34,729	1,656,747
Maxim Integrated Products, Inc.	60,863	1,620,173
Autodesk, Inc.*	47,925	1,599,257
Nuance Communications, Inc.*	64,207	1,598,112
VeriSign, Inc.*	32,618	1,588,170
Linear Technology Corp.	48,028	1,529,692
Akamai Technologies, Inc.*	36,979	1,414,817
BMC Software, Inc.*	33,258	1,379,874
Microchip Technology, Inc.	40,395	1,322,532
Micron Technology, Inc.*	212,216	1,270,113
Lam Research Corp.*	38,019	1,208,434
Marvell Technology Group Ltd.	117,503	1,075,152
Electronic Arts, Inc.*	66,400	842,616
Flextronics International Ltd.*	138,796	832,776
Research In Motion Ltd.*	107,660	807,450
Infosys Ltd. ADR	15,517	753,195
Total Information Technology		435,024,983
Consumer Discretionary - 12.8%
Amazon.com, Inc.*	94,283	23,978,092
Comcast Corp. — Class A	441,071	15,777,110
Starbucks Corp.	158,505	8,044,129
News Corp. — Class A	327,192	8,026,020
DIRECTV*	130,945	6,869,375
Priceline.com, Inc.*	10,392	6,429,842
Viacom, Inc. — Class B	96,654	5,179,688
Bed Bath & Beyond, Inc.*	48,423	3,050,649
Ross Stores, Inc.	47,047	3,039,236
Mattel, Inc.	71,104	2,522,770
Wynn Resorts Ltd.	20,962	2,419,853
Dollar Tree, Inc.*	48,037	2,318,986
Sirius XM Radio, Inc.*	799,462	2,078,601
O’Reilly Automotive, Inc.*	24,795	2,073,358
Liberty Interactive Corp. — Class A*	107,448	1,987,788
Garmin Ltd.[1]	40,643	1,696,439
Virgin Media, Inc.	56,046	1,649,994
Staples, Inc.	142,316	1,639,480
Expedia, Inc.	25,636	1,482,786
Sears Holdings Corp.*,1	22,199	1,231,823
Fossil, Inc.*	12,689	1,074,758
Apollo Group, Inc. — Class A*	23,546	684,011
Netflix, Inc.*,1	11,579	630,361
Total Consumer Discretionary		103,885,149
Health Care - 8.9%
Amgen, Inc.	160,751	13,554,525
Express Scripts Holding Co.*	169,090	10,596,870
Gilead Sciences, Inc.*	157,791	10,466,277
Biogen Idec, Inc.*	49,292	7,355,845
Celgene Corp.*	89,977	6,874,243
Alexion Pharmaceuticals, Inc.*	40,267	4,606,545
Intuitive Surgical, Inc.*	8,332	4,129,589
Cerner Corp.*	35,698	2,763,382
Vertex Pharmaceuticals, Inc.*	45,006	2,518,086
Perrigo Co.	19,500	2,265,314
Mylan, Inc.*	84,652	2,065,509
Life Technologies Corp.*	36,559	1,787,004
Henry Schein, Inc.*	18,464	1,463,641
DENTSPLY International, Inc.	29,566	1,127,647
Warner Chilcott plc — Class A	52,245	705,308
Total Health Care		72,279,785
Consumer Staples - 3.8%
Mondelez International, Inc. — Class A*	370,124	15,304,627
Costco Wholesale Corp.	90,170	9,028,271
Whole Foods Market, Inc.	38,519	3,751,751
Monster Beverage Corp.*	36,793	1,992,709
Green Mountain Coffee Roasters, Inc.*,1	32,437	770,379
Total Consumer Staples		30,847,737

40 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
NASDAQ-100® FUND

	Shares	Value

Industrials - 1.3%
PACCAR, Inc.	73,727	$2,950,923
Fastenal Co.	61,771	2,655,535
CH Robinson Worldwide, Inc.	33,645	1,969,916
Stericycle, Inc.*	17,868	1,617,411
Expeditors International of
Washington, Inc.	43,911	1,596,604
Total Industrials		10,790,389
Telecommunication Services - 0.7%
Vodafone Group plc ADR	198,165	5,646,712

Materials - 0.4%
Sigma-Aldrich Corp.	25,186	1,812,636
Randgold Resources Ltd. ADR	11,228	1,381,044
Total Materials		3,193,680
Total Common Stocks
(Cost $287,608,098)		661,668,435

RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*	1,998	27,053
Total Rights
(Cost $—)		27,053

	Face
	amount
REPURCHASE AGREEMENTS††,2 - 21.3%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$84,131,916	84,131,916
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	48,406,152	48,406,152
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	27,614,415	27,614,415
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	12,411,024	12,411,024
Total Repurchase Agreements
(Cost $172,563,507)		172,563,507
SECURITIES LENDING COLLATERAL††,4 - 0.2%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	737,590	737,590
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	725,885	725,885
Total Securities Lending Collateral
(Cost $1,463,475)		1,463,475
Total Investments - 103.1%
(Cost $461,635,080)		$835,722,470
Other Assets & Liabilities, net - (3.1)%		(25,506,743)
Total Net Assets - 100.0%		$810,215,727

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $30,212,145)	541	$51,475

	units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 NASDAQ-100 Index
Swap, Terminating 10/29/12[5]
(Notional Value $65,088,809)	23,253	$(31,453)
Credit Suisse Capital, LLC
October 2012 NASDAQ-100 Index
Swap, Terminating 10/31/12[5]
(Notional Value $15,682,238)	5,602	(125,394)
Barclays Bank plc
October 2012 NASDAQ-100 Index
Swap, Terminating 10/31/12[5]
(Notional Value $37,795,637)	13,502	(303,802)
(Total Notional Value
$118,566,684)		$(460,649)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 41

NASDAQ-100® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $1,384,178 of
securities loaned
(cost $289,071,573)	$663,158,963
Repurchase agreements, at value
(cost $172,563,507)	172,563,507
Total investments
(cost $461,635,080)	835,722,470
Segregated cash with broker	7,582,000
Cash	19,473
Receivables:
Fund shares sold	3,641,148
Dividends	281,106
Interest	2,735
Total assets	847,248,932
Liabilities:
Unrealized depreciation on swap agreements	460,649
Payable for:
Fund shares redeemed	33,456,832
Payable upon return of securities loaned	1,463,475
Management fees	488,378
Variation margin	283,420
Swap settlement	197,719
Transfer agent and administrative fees	162,793
Portfolio accounting fees	44,433
Distribution and service fees	40,125
Miscellaneous	435,381
Total liabilities	37,033,205
Net assets	$810,215,727
Net assets consist of:
Paid in capital	$493,458,962
Accumulated net investment loss	(1,711,422)
Accumulated net realized loss on investments	(55,210,029)
Net unrealized appreciation on investments	373,678,216
Net assets	$810,215,727
Investor Class:
Net assets	$710,457,749
Capital shares outstanding	38,947,777
Net asset value per share	$18.24
Advisor Class:
Net assets	$47,517,476
Capital shares outstanding	2,802,802
Net asset value per share	$16.95
A-Class:
Net assets	$33,842,189
Capital shares outstanding	1,954,818
Net asset value per share	$17.31
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.17
C-Class:
Net assets	$18,398,313
Capital shares outstanding	1,137,151
Net asset value per share	$16.18

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends	$4,713,049
Interest	52,911
Income from securities lending, net	456
Total investment income	4,766,416

Expenses:
Management fees	3,062,886
Transfer agent and administrative fees	1,020,962
Distribution and service fees:
Advisor Class	197,896
A-Class	20,744
C-Class	81,654
Portfolio accounting fees	290,462
Custodian fees	72,698
Trustees’ fees*	46,863
Miscellaneous	585,704
Total expenses	5,379,869
Net investment loss	(613,453)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,814,733
Swap agreements	(1,017,377)
Futures contracts	4,710,290
Net realized gain	19,507,646
Net change in unrealized appreciation
(depreciation) on:
Investments	(13,716,756)
Swap agreements	(328,505)
Futures contracts	(676,024)
Net change in unrealized appreciation
(depreciation)	(14,721,285)
Net realized and unrealized gain	4,786,361
Net increase in net assets resulting
from operations	$4,172,908

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(613,453)	$(2,813,556)
Net realized gain on investments	19,507,646	75,735,221
Net change in unrealized appreciation (depreciation) on investments	(14,721,285)	43,102,194
Net increase in net assets resulting from operations	4,172,908	116,023,859

Capital share transactions:
Proceeds from sale of shares
Investor Class	657,354,062	1,153,783,841
Advisor Class	378,619,717	571,956,189
A-Class	42,996,887	97,487,517
C-Class	18,446,386	21,424,113
Cost of shares redeemed
Investor Class	(724,084,326)	(1,063,699,726)
Advisor Class	(394,609,313)	(639,590,826)
A-Class	(23,460,663)	(102,605,558)
C-Class	(15,546,212)	(20,325,435)
Net increase (decrease) from capital share transactions	(60,283,462)	18,430,115
Net increase (decrease) in net assets	(56,110,554)	134,453,974

Net assets:
Beginning of period	866,326,281	731,872,307
End of period	$810,215,727	$866,326,281
Accumulated net investment loss at end of period	$(1,711,422)	$(1,097,969)

Capital share activity:
Shares sold
Investor Class	37,326,920	75,538,259
Advisor Class	23,461,165	40,025,316
A-Class	2,541,428	6,747,249
C-Class	1,200,727	1,580,216
Shares redeemed
Investor Class	(41,378,540)	(70,605,176)
Advisor Class	(24,608,059)	(44,503,780)
A-Class	(1,441,229)	(7,256,942)
C-Class	(1,013,664)	(1,494,948)
Net increase (decrease) in shares	(3,911,252)	30,194

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 43

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.92	$15.23	$12.83	$8.15	$11.81	$11.78
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.05)	(.07)	(.07)	(.06)	(.06)
Net gain (loss) on investments
(realized and unrealized)	.33	2.74	2.47	4.75	(3.60)	.09
Total from investment operations	.32	2.69	2.40	4.68	(3.66)	.03
Net asset value, end of period	$18.24	$17.92	$15.23	$12.83	$8.15	$11.81

Total Return[c]	1.79%	17.66%	18.71%	57.42%	(30.99%)	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$710,458	$770,626	$579,925	$571,761	$389,944	$617,923
Ratios to average net assets:
Net investment loss	(0.08%)	(0.34%)	(0.50%)	(0.63%)	(0.59%)	(0.50%)
Total expenses	1.24%	1.27%	1.31%	1.30%	1.30%	1.28%
Portfolio turnover rate	36%	94%	39%	34%	55%	57%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.70	$14.27	$12.09	$7.72	$11.23	$11.26
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.13)	(.12)	(.12)	(.11)	(.12)
Net gain (loss) on investments
(realized and unrealized)	.30	2.56	2.30	4.49	(3.40)	.09
Total from investment operations	.25	2.43	2.18	4.37	(3.51)	(.03)
Net asset value, end of period	$16.95	$16.70	$14.27	$12.09	$7.72	$11.23

Total Return[c]	1.50%	17.03%	18.03%	56.61%	(31.26%)	(0.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,517	$65,970	$120,277	$17,859	$18,078	$15,184
Ratios to average net assets:
Net investment loss	(0.57%)	(0.87%)	(1.00%)	(1.13%)	(1.11%)	(0.99%)
Total expenses	1.75%	1.76%	1.80%	1.80%	1.79%	1.78%
Portfolio turnover rate	36%	94%	39%	34%	55%	57%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.03	$14.52	$12.27	$7.82	$11.35	$11.36
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.09)	(.11)	(.09)	(.08)	(.09)
Net gain (loss) on investments
(realized and unrealized)	.31	2.60	2.36	4.54	(3.45)	.08
Total from investment operations	.28	2.51	2.25	4.45	(3.53)	(.01)
Net asset value, end of period	$17.31	$17.03	$14.52	$12.27	$7.82	$11.35

Total Return[c]	1.64%	17.29%	18.34%	56.91%	(31.10%)	(0.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,842	$14,553	$19,806	$15,128	$3,140	$6,044
Ratios to average net assets:
Net investment loss	(0.39%)	(0.61%)	(0.81%)	(0.86%)	(0.82%)	(0.76%)
Total expenses	1.49%	1.53%	1.56%	1.55%	1.55%	1.54%
Portfolio turnover rate	36%	94%	39%	34%	55%	57%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.97	$13.72	$11.67	$7.49	$10.95	$11.02
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.19)	(.19)	(.16)	(.15)	(.18)
Net gain (loss) on investments
(realized and unrealized)	.29	2.44	2.24	4.34	(3.31)	.11
Total from investment operations	.21	2.25	2.05	4.18	(3.46)	(.07)
Net asset value, end of period	$16.18	$15.97	$13.72	$11.67	$7.49	$10.95

Total Return[c]	1.31%	16.40%	17.57%	(55.81%)	(31.60%)	(0.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,398	$15,177	$11,864	$12,216	$6,368	$10,343
Ratios to average net assets:
Net investment loss	(1.06%)	(1.35%)	(1.52%)	(1.63%)	(1.59%)	(1.50%)
Total expenses	2.24%	2.27%	2.31%	2.30%	2.30%	2.28%
Portfolio turnover rate	36%	94%	39%	34%	55%	57%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

46 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
inverse NASDAQ-100® STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 87.2%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$5,898,052	$5,898,052
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	3,393,504	3,393,504
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	1,935,904	1,935,904
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	1,702,055	1,702,055
Total Repurchase Agreements
(Cost $12,929,515)		12,929,515
Total Investments - 87.2%
(Cost $12,929,515)		$12,929,515
Other Assets & Liabilities, net - 12.8%		1,896,305
Total Net Assets - 100.0%		$14,825,820

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,345,490)	42	$(12)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2012 NASDAQ-100 Index
Swap, Terminating 10/31/12[3]
(Notional Value $5,054,071)	1,806	$40,412
Barclays Bank plc
October 2012 NASDAQ-100 Index
Swap, Terminating 10/31/12[3]
(Notional Value $3,337,140)	1,192	13,127
Goldman Sachs International
October 2012 NASDAQ-100 Index
Swap, Terminating 10/29/12[3]
(Notional Value $4,082,412)	1,458	(25,766)
(Total Notional Value
$12,473,623)		$27,773

† Value determined based on Level 1 inputs — See Note 4.

†† Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 47

inverse NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Repurchase agreements, at value
(cost $12,929,515)	$12,929,515
Segregated cash with broker	414,000
Unrealized appreciation on swap agreements	53,539
Receivables:
Fund shares sold	1,759,461
Variation margin	18,690
Interest	168
Total assets	15,175,373
Liabilities:
Unrealized depreciation on swap agreements	25,766
Payable for:
Fund shares redeemed	302,108
Management fees	7,915
Swap settlement	2,833
Transfer agent and administrative fees	2,199
Distribution and service fees	1,416
Portfolio accounting fees	879
Miscellaneous	6,437
Total liabilities	349,553
Net assets	$14,825,820
Net assets consist of:
Paid in capital	$96,124,926
Accumulated net investment loss	(140,420)
Accumulated net realized loss on investments	(81,186,447)
Net unrealized appreciation on investments	27,761
Net assets	$14,825,820
Investor Class:
Net assets	$9,266,785
Capital shares outstanding	1,028,367
Net asset value per share	$9.01
Advisor Class:
Net assets	$4,486,208
Capital shares outstanding	519,621
Net asset value per share	$8.63
A-Class:
Net assets	$383,736
Capital shares outstanding	43,724
Net asset value per share	$8.78
Maximum offering price per share
(Net asset value divided by 95.25%)	$9.22
C-Class:
Net assets	$689,091
Capital shares outstanding	86,733
Net asset value per share	$7.95

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Interest	$7,894
Total investment income	7,894

Expenses:
Management fees	58,869
Transfer agent and administrative fees	16,352
Distribution and service fees:
Advisor Class	4,104
A-Class	901
C-Class	4,111
Portfolio accounting fees	6,541
Registration fees	5,145
Trustees’ fees*	1,241
Custodian fees	1,135
Miscellaneous	3,821
Total expenses	102,220
Net investment loss	(94,326)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(77,085)
Futures contracts	(524,048)
Net realized loss	(601,133)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(13,346)
Futures contracts	(12)
Net change in unrealized appreciation
(depreciation)	(13,358)
Net realized and unrealized loss	(614,491)
Net decrease in net assets resulting
from operations	$(708,817)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(94,326)	$(298,274)
Net realized loss on investments	(601,133)	(7,827,993)
Net change in unrealized appreciation (depreciation) on investments	(13,358)	547,611
Net decrease in net assets resulting from operations	(708,817)	(7,578,656)

Capital share transactions:
Proceeds from sale of shares
Investor Class	60,878,034	142,109,664
Advisor Class	12,228,197	114,452,287
A-Class	2,024,330	6,351,382
C-Class	5,453,448	7,348,638
Cost of shares redeemed
Investor Class	(60,088,492)	(162,650,698)
Advisor Class	(7,662,224)	(111,429,096)
A-Class	(2,025,709)	(6,619,902)
C-Class	(5,497,412)	(8,759,826)
Net increase (decrease) from capital share transactions	5,310,172	(19,197,551)
Net increase (decrease) in net assets	4,601,354	(26,776,207)

Net assets:
Beginning of period	10,224,465	37,000,672
End of period	$14,825,820	$10,224,465
Accumulated net investment loss at end of period	$(140,420)	$(46,094)

Capital share activity:
Shares sold
Investor Class	6,354,037	12,219,255
Advisor Class	1,327,792	9,713,681
A-Class	212,779	569,930
C-Class	638,088	688,617
Shares redeemed
Investor Class	(6,261,909)	(14,048,576)
Advisor Class	(831,201)	(9,746,834)
A-Class	(220,795)	(599,296)
C-Class	(641,742)	(826,443)
Net increase (decrease) in shares	577,049	(2,029,666)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.39	$11.92	$15.07	$25.09	$21.27	$21.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.16)	(.18)	(.25)	(.06)	.59
Net gain (loss) on investments (realized and unrealized)	(.32)	(2.37)	(2.97)	(9.77)	4.25	(.30)
Total from investment operations	(.38)	(2.53)	(3.15)	(10.02)	4.19	.29
Less distributions from:
Net investment income	—	—	—	—	(.37)	(.69)
Total distributions	—	—	—	—	(.37)	(.69)
Net asset value, end of period	$9.01	$9.39	$11.92	$15.07	$25.09	$21.27

Total Return[c]	(4.05%)	(21.22%)	(20.90%)	(39.94%)	19.48%	1.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,267	$8,792	$32,978	$21,137	$33,672	$59,819
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.38%)	(1.30%)	(1.35%)	(0.26%)	2.98%
Total expenses	1.42%	1.45%	1.47%	1.47%	1.46%	1.47%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.00	$11.43	$14.54	$24.37	$20.77	$21.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.21)	(.24)	(.32)	(.06)	.51
Net gain (loss) on investments (realized and unrealized)	(.29)	(2.22)	(2.87)	(9.51)	4.03	(.33)
Total from investment operations	(.37)	(2.43)	(3.11)	(9.83)	3.97	.18
Less distributions from:
Net investment income	—	—	—	—	(.37)	(.69)
Total distributions	—	—	—	—	(.37)	(.69)
Net asset value, end of period	$8.63	$9.00	$11.43	$14.54	$24.37	$20.77

Total Return[c]	(4.11%)	(21.26%)	(21.39%)	(40.34%)	18.88%	1.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,486	$207	$642	$916	$476	$3,744
Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.91%)	(1.80%)	(1.84%)	(0.29%)	2.56%
Total expenses	1.92%	1.95%	1.97%	1.97%	1.97%	1.98%
Portfolio turnover rate	—	—	—	—	—	—

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.15	$11.66	$14.78	$24.67	$20.97	$21.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.18)	(.21)	(.26)	(.22)	.52
Net gain (loss) on investments (realized and unrealized)	(.30)	(2.33)	(2.91)	(9.63)	4.29	(.29)
Total from investment operations	(.37)	(2.51)	(3.12)	(9.89)	4.07	.23
Less distributions from:
Net investment income	—	—	—	—	(.37)	(.69)
Total distributions	—	—	—	—	(.37)	(.69)
Net asset value, end of period	$8.78	$9.15	$11.66	$14.78	$24.67	$20.97

Total Return[c]	(4.04%)	(21.53%)	(21.11%)	(40.09%)	19.18%	1.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$384	$474	$946	$1,041	$2,301	$1,784
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.62%)	(1.54%)	(1.37%)	(0.92%)	2.61%
Total expenses	1.67%	1.69%	1.72%	1.71%	1.71%	1.72%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$8.32	$10.67	$13.62	$22.91	$19.63	$20.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.24)	(.29)	(.39)	(.25)	.38
Net gain (loss) on investments (realized and unrealized)	(.27)	(2.11)	(2.66)	(8.90)	3.90	(.33)
Total from investment operations	(.37)	(2.35)	(2.95)	(9.29)	3.65	.05
Less distributions from:
Net investment income	—	—	—	—	(.37)	(.69)
Total distributions	—	—	—	—	(.37)	(.69)
Net asset value, end of period	$7.95	$8.32	$10.67	$13.62	$22.91	$19.63

Total Return[c]	(4.33%)	(22.12%)	(21.66%)	(40.55%)	18.35%	0.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$689	$752	$2,435	$1,858	$3,066	$7,633
Ratios to average net assets:
Net investment income (loss)	(2.30%)	(2.37%)	(2.29%)	(2.33%)	(1.19%)	2.05%
Total expenses	2.42%	2.45%	2.47%	2.47%	2.47%	2.48%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2012

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE:  Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
Equinix, Inc.	0.5%
AMETEK, Inc.	0.4%
HollyFrontier Corp.	0.4%
Kansas City Southern	0.4%
Macerich Co.	0.4%
Church & Dwight Company, Inc.	0.4%
PetSmart, Inc.	0.4%
SL Green Realty Corp.	0.4%
Top Ten Total	4.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 60.2%

Financials - 13.3%
Macerich Co.	2,405	$137,637
SL Green Realty Corp.	1,630	130,514
Federal Realty Investment Trust	1,159	122,042
Affiliated Managers Group, Inc.*	930	114,389
New York Community Bancorp, Inc.	7,943	112,472
UDR, Inc.	4,528	112,385
Rayonier, Inc.	2,218	108,704
Alleghany Corp.*	308	106,242
Everest Re Group Ltd.	938	100,329
Realty Income Corp.[1]	2,419	98,913
Essex Property Trust, Inc.	659	97,690
Camden Property Trust	1,514	97,638
Taubman Centers, Inc.	1,120	85,938
Alexandria Real Estate Equities, Inc.	1,137	83,592
Fidelity National Financial, Inc. — Class A	3,815	81,603
Regency Centers Corp.	1,629	79,381
MSCI, Inc. — Class A*	2,200	78,738
Arthur J Gallagher & Co.	2,193	78,553
Liberty Property Trust	2,124	76,974
Reinsurance Group of America,
Inc. — Class A	1,330	76,967
WR Berkley Corp.	2,010	75,355
Raymond James Financial, Inc.	2,019	73,996
American Campus Communities, Inc.	1,663	72,972
Duke Realty Corp.	4,884	71,795
Senior Housing Properties Trust	3,190	69,478
BRE Properties, Inc.	1,390	65,177
Cullen/Frost Bankers, Inc.	1,113	63,919
HCC Insurance Holdings, Inc.	1,822	61,748
Jones Lang LaSalle, Inc.	800	61,080
Eaton Vance Corp.	2,082	60,295
National Retail Properties, Inc.	1,953	59,567
Signature Bank*	847	56,816
Weingarten Realty Investors	2,019	56,754
Brown & Brown, Inc.	2,129	55,503
Home Properties, Inc.	899	55,082
Commerce Bancshares, Inc.	1,348	54,365
East West Bancorp, Inc.	2,569	54,257
American Financial Group, Inc.	1,426	54,045
Hospitality Properties Trust	2,233	53,101
SEI Investments Co.	2,450	52,553
BioMed Realty Trust, Inc.	2,789	52,210
First Niagara Financial Group, Inc.	6,377	51,590
Waddell & Reed Financial, Inc. — Class A	1,548	50,728
SVB Financial Group*	800	48,368
Hancock Holding Co.	1,532	47,415
CBOE Holdings, Inc.	1,581	46,513
Highwoods Properties, Inc.	1,372	44,755
Omega Healthcare Investors, Inc.	1,963	44,619
City National Corp.	856	44,093
First American Financial Corp.	1,926	41,736
Associated Banc-Corp.	3,107	40,919
Old Republic International Corp.	4,367	40,613
Mack-Cali Realty Corp.	1,510	40,166
Aspen Insurance Holdings Ltd.	1,288	39,271
Protective Life Corp.	1,449	37,978
Bank of Hawaii Corp.	818	37,317
Valley National Bancorp	3,577	35,842
Fulton Financial Corp.	3,622	35,713
TCF Financial Corp.	2,953	35,259
Synovus Financial Corp.[1]	14,240	33,749
Prosperity Bancshares, Inc.	789	33,627
Washington Federal, Inc.	1,922	32,059
Janus Capital Group, Inc.	3,386	31,964
Jefferies Group, Inc.	2,319	31,747
Corporate Office Properties Trust	1,309	31,377
Webster Financial Corp.	1,304	30,905
Hanover Insurance Group, Inc.	815	30,367
Kemper Corp.	987	30,311
FirstMerit Corp.	1,983	29,210
Apollo Investment Corp.	3,669	28,875
Trustmark Corp.	1,171	28,502
Potlatch Corp.	727	27,168
Mercury General Corp.	660	25,509
StanCorp Financial Group, Inc.	803	25,086
Greenhill & Company, Inc.	484	25,047
Equity One, Inc.	1,118	23,545
Westamerica Bancorporation	496	23,337
Cathay General Bancorp	1,325	22,870
Alexander & Baldwin, Inc.*	767	22,650
BancorpSouth, Inc.	1,499	22,095
International Bancshares Corp.	988	18,821
Astoria Financial Corp.	1,478	14,603
Total Financials		4,647,088
Industrials - 9.8%
AMETEK, Inc.	4,386	155,483
Kansas City Southern	1,990	150,802
Donaldson Company, Inc.	2,480	86,082
J.B. Hunt Transport Services, Inc.	1,641	85,398
AGCO Corp.*	1,761	83,612
Pentair Ltd.	1,795	79,895
KBR, Inc.	2,664	79,441
B/E Aerospace, Inc.*	1,878	79,064
Fortune Brands Home & Security, Inc.*	2,904	78,437
Hubbell, Inc. — Class B	967	78,076
Wabtec Corp.	866	69,531
Waste Connections, Inc.	2,228	67,397
IDEX Corp.	1,507	62,947
Corrections Corporation of America	1,811	60,578
SPX Corp.	918	60,046
Nordson Corp.	1,019	59,734
Lincoln Electric Holdings, Inc.	1,516	59,200
Carlisle Companies, Inc.	1,133	58,825
MSC Industrial Direct Company,
Inc. — Class A	839	56,599
Triumph Group, Inc.	899	56,214
Kirby Corp.*	1,006	55,612
Valmont Industries, Inc.	420	55,230
Towers Watson & Co. — Class A	1,039	55,119
Graco, Inc.	1,090	54,805
United Rentals, Inc.*	1,674	54,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Timken Co.	1,462	$54,328
Copart, Inc.*	1,957	54,268
Kennametal, Inc.	1,449	53,729
Gardner Denver, Inc.	886	53,523
Manpower, Inc.	1,435	52,808
Regal-Beloit Corp.	749	52,790
Shaw Group, Inc.*	1,194	52,082
URS Corp.	1,388	49,010
Acuity Brands, Inc.	763	48,290
Oshkosh Corp.*	1,660	45,534
Terex Corp.*	2,000	45,160
Alaska Air Group, Inc.*	1,276	44,736
AECOM Technology Corp.*	2,049	43,357
Trinity Industries, Inc.	1,430	42,857
Clean Harbors, Inc.*	858	41,913
Watsco, Inc.	541	41,002
Lennox International, Inc.	840	40,622
CLARCOR, Inc.	910	40,613
Landstar System, Inc.	844	39,904
Huntington Ingalls Industries, Inc.*	898	37,761
Woodward, Inc.	1,090	37,038
GATX Corp.	850	36,074
Exelis, Inc.	3,381	34,960
Crane Co.	872	34,819
ITT Corp.	1,670	33,651
Corporate Executive Board Co.	608	32,607
Esterline Technologies Corp.*	562	31,551
Harsco Corp.	1,462	30,015
Alliant Techsystems, Inc.	591	29,615
Deluxe Corp.	915	27,962
Rollins, Inc.	1,189	27,811
Con-way, Inc.	1,016	27,808
General Cable Corp.*	905	26,589
UTI Worldwide, Inc.	1,882	25,351
Brink’s Co.	867	22,273
Mine Safety Appliances Co.	563	20,983
HNI Corp.	820	20,918
Herman Miller, Inc.	1,054	20,490
FTI Consulting, Inc.*	765	20,410
JetBlue Airways Corp.*	4,120	19,735
Granite Construction, Inc.	647	18,582
Werner Enterprises, Inc.	800	17,096
Matson, Inc.	767	16,038
Korn/Ferry International*	872	13,368
Total Industrials		3,402,915
Information Technology - 9.3%
Equinix, Inc.*	873	179,882
Rackspace Hosting, Inc.*	1,960	129,536
Alliance Data Systems Corp.*	902	128,040
ANSYS, Inc.*	1,670	122,577
Trimble Navigation Ltd.*	2,270	108,188
Synopsys, Inc.*	2,694	88,955
TIBCO Software, Inc.*	2,787	84,251
Skyworks Solutions, Inc.*	3,452	81,346
Gartner, Inc.*	1,687	77,753
Avnet, Inc.*	2,558	74,412
FactSet Research Systems, Inc.	741	71,447
MICROS Systems, Inc.*	1,452	71,322
Informatica Corp.*	1,960	68,228
NCR Corp.*	2,875	67,016
Arrow Electronics, Inc.*	1,969	66,375
Riverbed Technology, Inc.*	2,792	64,971
Cadence Design Systems, Inc.*	4,974	63,991
SolarWinds, Inc.*	1,100	61,314
Concur Technologies, Inc.*	816	60,164
Global Payments, Inc.	1,425	59,608
Jack Henry & Associates, Inc.	1,559	59,086
AOL, Inc.*	1,623	57,178
Solera Holdings, Inc.	1,266	55,539
VeriFone Systems, Inc.*	1,952	54,363
Cree, Inc.*	2,100	53,613
Broadridge Financial Solutions, Inc.	2,262	52,772
CoreLogic, Inc.*	1,907	50,593
Wright Express Corp.*	700	48,804
NeuStar, Inc. — Class A*	1,202	48,116
Parametric Technology Corp.*	2,151	46,892
Lender Processing Services, Inc.	1,536	42,839
National Instruments Corp.	1,700	42,789
Atmel Corp.*	7,966	41,901
Ingram Micro, Inc. — Class A*	2,716	41,365
Compuware Corp.*	3,901	38,659
Diebold, Inc.	1,139	38,396
Zebra Technologies Corp. — Class A*	937	35,175
Convergys Corp.	2,035	31,888
Polycom, Inc.*	3,199	31,574
DST Systems, Inc.	555	31,391
Tech Data Corp.*	683	30,940
Itron, Inc.*	715	30,852
Fairchild Semiconductor International,
Inc. — Class A*	2,294	30,097
ACI Worldwide, Inc.*	710	30,005
Semtech Corp.*	1,192	29,979
Rovi Corp.*	1,974	28,643
Quest Software, Inc.*	1,013	28,364
Fair Isaac Corp.	612	27,087
Plantronics, Inc.	761	26,886
Cypress Semiconductor Corp.	2,474	26,521
Mentor Graphics Corp.*	1,691	26,177
Silicon Laboratories, Inc.*	695	25,548
Acxiom Corp.*	1,358	24,811
Ciena Corp.*	1,814	24,670
Vishay Intertechnology, Inc.*	2,386	23,454
Tellabs, Inc.	6,250	22,125
ValueClick, Inc.*	1,278	21,969
International Rectifier Corp.*	1,250	20,863
Intersil Corp. — Class A	2,313	20,239
RF Micro Devices, Inc.*	5,006	19,774
ADTRAN, Inc.	1,140	19,699
QLogic Corp.*	1,706	19,483
Monster Worldwide, Inc.*	2,141	15,694
Integrated Device Technology, Inc.*	2,593	15,247

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Advent Software, Inc.*	581	$14,275
MEMC Electronic Materials, Inc.*	4,183	11,503
Mantech International Corp. — Class A	430	10,320
Total Information Technology		3,257,534
Consumer Discretionary - 8.4%
PetSmart, Inc.	1,961	135,269
Tractor Supply Co.	1,283	126,876
PVH Corp.	1,280	119,961
LKQ Corp.*	5,360	99,160
Foot Locker, Inc.	2,728	96,844
Polaris Industries, Inc.	1,153	93,243
Dick’s Sporting Goods, Inc.	1,761	91,308
Advance Auto Parts, Inc.	1,325	90,683
Toll Brothers, Inc.*	2,711	90,087
Panera Bread Co. — Class A*	510	87,154
Mohawk Industries, Inc.*	1,049	83,941
Under Armour, Inc. — Class A*	1,394	77,827
NVR, Inc.*	88	74,316
Jarden Corp.	1,359	71,810
Signet Jewelers Ltd.	1,464	71,385
Williams-Sonoma, Inc.	1,568	68,945
American Eagle Outfitters, Inc.	3,238	68,257
Hanesbrands, Inc.*	1,767	56,332
Chico’s FAS, Inc.	3,004	54,402
Tupperware Brands Corp.	1,012	54,233
Service Corporation International	3,889	52,346
Carter’s, Inc.*	918	49,425
Ascena Retail Group, Inc.*	2,229	47,812
Brinker International, Inc.	1,338	47,231
AMC Networks, Inc. — Class A*	1,035	45,043
Gentex Corp.	2,618	44,532
Cinemark Holdings, Inc.	1,851	41,518
John Wiley & Sons, Inc. — Class A	852	39,149
Sotheby’s	1,230	38,745
Warnaco Group, Inc.*	744	38,614
Rent-A-Center, Inc. — Class A	1,066	37,395
Bally Technologies, Inc.*	750	37,042
Lamar Advertising Co. — Class A*	997	36,949
Aaron’s, Inc.	1,276	35,486
Life Time Fitness, Inc.*	724	33,116
HSN, Inc.	675	33,109
ANN, Inc.*	857	32,335
Cheesecake Factory, Inc.	904	32,318
Tempur-Pedic International, Inc.*	1,078	32,221
Thor Industries, Inc.	796	28,911
Guess?, Inc.	1,110	28,216
MDC Holdings, Inc.	693	26,687
DreamWorks Animation SKG,
Inc. — Class A*,1	1,300	24,999
Deckers Outdoor Corp.*,1	671	24,585
Collective Brands, Inc.*	1,107	24,033
Wendy’s Co.	5,092	23,169
Meredith Corp.	652	22,820
New York Times Co. — Class A*	2,205	21,521
Aeropostale, Inc.*	1,475	19,957
Bob Evans Farms, Inc.	508	19,878
KB Home	1,381	19,817
Regis Corp.	1,042	19,152
Saks, Inc.*,1	1,852	19,094
Valassis Communications, Inc.*	720	17,777
WMS Industries, Inc.*	986	16,151
Matthews International Corp. — Class A	506	15,089
Scholastic Corp.	470	14,937
Strayer Education, Inc.	215	13,835
Office Depot, Inc.*	5,164	13,220
International Speedway Corp. — Class A	462	13,107
ITT Educational Services, Inc.*	283	9,121
Barnes & Noble, Inc.*,1	684	8,742
Scientific Games Corp. — Class A*	1,027	8,493
RadioShack Corp.[1]	1,797	4,277
Total Consumer Discretionary		2,924,007
Health Care - 6.3%
Vertex Pharmaceuticals, Inc.*	3,910	218,765
Regeneron Pharmaceuticals, Inc.*	1,356	207,007
Henry Schein, Inc.*	1,602	126,991
ResMed, Inc.	2,570	104,007
IDEXX Laboratories, Inc.*	995	98,853
Hologic, Inc.*	4,795	97,051
Mettler-Toledo International, Inc.*	562	95,957
Cooper Companies, Inc.	870	82,180
AMERIGROUP Corp.*	880	80,459
Universal Health Services, Inc. — Class B	1,596	72,985
Omnicare, Inc.	2,019	68,585
Endo Health Solutions, Inc.*	2,119	67,215
MEDNAX, Inc.*	900	67,005
HMS Holdings Corp.*	1,560	52,151
Teleflex, Inc.	740	50,942
United Therapeutics Corp.*	871	48,671
Community Health Systems, Inc.*	1,643	47,877
Medicis Pharmaceutical Corp. — Class A	1,079	46,688
Covance, Inc.*	992	46,316
Techne Corp.	627	45,106
WellCare Health Plans, Inc.*	780	44,109
Health Management Associates,
Inc. — Class A*	4,640	38,930
Allscripts Healthcare Solutions, Inc.*	3,099	38,521
Bio-Rad Laboratories, Inc. — Class A*	360	38,419
LifePoint Hospitals, Inc.*	889	38,031
STERIS Corp.	1,047	37,137
Thoratec Corp.*	1,061	36,711
Charles River Laboratories
International, Inc.*	881	34,888
Owens & Minor, Inc.	1,147	34,272
Health Net, Inc.*	1,475	33,202
Hill-Rom Holdings, Inc.	1,121	32,576
VCA Antech, Inc.*	1,590	31,371
Masimo Corp.*	941	22,753
Total Health Care		2,185,731
Materials - 4.2%
Royal Gold, Inc.	1,066	106,451
Ashland, Inc.	1,322	94,655
Rock-Tenn Co. — Class A	1,280	92,389
Valspar Corp.	1,528	85,720

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Albemarle Corp.	1,623	$85,499
Reliance Steel & Aluminum Co.	1,358	71,092
Martin Marietta Materials, Inc.	826	68,451
RPM International, Inc.	2,390	68,211
Packaging Corporation of America	1,780	64,614
Aptargroup, Inc.	1,200	62,052
Sonoco Products Co.	1,820	56,402
Cytec Industries, Inc.	829	54,316
Domtar Corp.	650	50,889
NewMarket Corp.	193	47,571
Compass Minerals International, Inc.	600	44,754
Steel Dynamics, Inc.	3,966	44,538
Carpenter Technology Corp.	798	41,751
Cabot Corp.	1,077	39,386
Silgan Holdings, Inc.	890	38,724
Sensient Technologies Corp.	904	33,231
Olin Corp.	1,444	31,378
Louisiana-Pacific Corp.*	2,490	31,125
Scotts Miracle-Gro Co. — Class A	697	30,298
Commercial Metals Co.	2,105	27,786
Greif, Inc. — Class A	549	24,255
Minerals Technologies, Inc.	318	22,556
Intrepid Potash, Inc.*	970	20,836
Worthington Industries, Inc.	942	20,404
Total Materials		1,459,334
Energy - 3.5%
HollyFrontier Corp.	3,684	152,039
Oceaneering International, Inc.	1,953	107,903
Cimarex Energy Co.	1,558	91,222
Plains Exploration & Production Co.*	2,332	87,381
Oil States International, Inc.*	990	78,665
Dresser-Rand Group, Inc.*	1,371	75,556
Energen Corp.	1,300	68,133
SM Energy Co.	1,176	63,633
Superior Energy Services, Inc.*	2,846	58,400
Dril-Quip, Inc.*	655	47,081
Atwood Oceanics, Inc.*	1,027	46,678
World Fuel Services Corp.	1,304	46,435
Rosetta Resources, Inc.*	958	45,888
Tidewater, Inc.	902	43,774
Patterson-UTI Energy, Inc.	2,747	43,512
Helix Energy Solutions Group, Inc.*	1,771	32,356
Unit Corp.*	778	32,287
Arch Coal, Inc.	3,841	24,314
CARBO Ceramics, Inc.	355	22,337
Bill Barrett Corp.*	868	21,500
Northern Oil and Gas, Inc.*	1,071	18,196
Forest Oil Corp.*	2,138	18,066
Quicksilver Resources, Inc.*	2,160	8,834
Total Energy		1,234,190
Utilities - 3.1%
OGE Energy Corp.	1,786	99,051
Alliant Energy Corp.	2,009	87,171
National Fuel Gas Co.	1,504	81,276
N.V. Energy, Inc.	4,271	76,921
MDU Resources Group, Inc.	3,419	75,355
Westar Energy, Inc.	2,290	67,921
Questar Corp.	3,180	64,649
UGI Corp.	2,032	64,516
Aqua America, Inc.	2,530	62,643
Great Plains Energy, Inc.	2,773	61,727
Atmos Energy Corp.	1,634	58,481
Hawaiian Electric Industries, Inc.	1,760	46,306
Cleco Corp.	1,099	46,136
Vectren Corp.	1,480	42,328
IDACORP, Inc.	912	39,462
WGL Holdings, Inc.	934	37,594
PNM Resources, Inc.	1,437	30,220
Black Hills Corp.	800	28,456
Total Utilities		1,070,213
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	2,524	136,271
Energizer Holdings, Inc.	1,166	86,995
Ingredion, Inc.	1,380	76,121
Ralcorp Holdings, Inc.*	997	72,781
Hillshire Brands Co.	2,147	57,497
Green Mountain Coffee Roasters, Inc.*	2,336	55,480
Smithfield Foods, Inc.*	2,435	47,848
Flowers Foods, Inc.	2,085	42,075
Harris Teeter Supermarkets, Inc.	895	34,762
Lancaster Colony Corp.	351	25,711
Universal Corp.	419	21,335
Post Holdings, Inc.*	486	14,609
Tootsie Roll Industries, Inc.[1]	373	10,064
SUPERVALU, Inc.[1]	3,864	9,312
Total Consumer Staples		690,861
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	2,738	71,380
Telephone & Data Systems, Inc.	1,830	46,866
Total Telecommunication Services		118,246
Total Common Stocks
(Cost $16,731,991)		20,990,119

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 36.9%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$6,451,108	6,451,108
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	3,711,710	3,711,710
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	2,117,432	2,117,432
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	579,290	579,290
Total Repurchase Agreements
(Cost $12,859,540)		12,859,540

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.3%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	$54,302	$54,302
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	53,441	53,441
Total Securities Lending Collateral
(Cost $107,743)		107,743
Total Investments - 97.4%
(Cost $29,699,274)		$33,957,402
Other Assets & Liabilities, net - 2.6%		900,731
Total Net Assets - 100.0%		$34,858,133

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Value of
Contracts $11,923,340)	121	$(214,509)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/29/12[5]
(Notional Value $2,399,604)	2,426	$18,920
Credit Suisse Capital, LLC
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/31/12[5]
(Notional Value $594,109)	601	(1,898)
Barclays Bank plc
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/31/12[5]
(Notional Value $15,908,223)	16,085	(50,462)
(Total Notional Value
$18,901,936)		$(33,440)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $104,798 of
securities loaned
(cost $16,839,734)	$21,097,862
Repurchase agreements, at value
(cost $12,859,540)	12,859,540
Total investments
(cost $29,699,274)	33,957,402
Segregated cash with broker	2,316,000
Unrealized appreciation on swap agreements	18,920
Cash	487
Receivables:
Fund shares sold	143,337
Dividends	42,635
Interest	195
Total assets	36,478,976
Liabilities:
Unrealized depreciation on swap agreements	52,360
Payable for:
Fund shares redeemed	1,354,469
Payable upon return of securities loaned	107,743
Variation margin	46,630
Management fees	23,539
Distribution and service fees	8,608
Swap settlement	7,071
Transfer agent and administrative fees	6,539
Portfolio accounting fees	2,615
Miscellaneous	11,269
Total liabilities	1,620,843
Net assets	$34,858,133
Net assets consist of:
Paid in capital	$47,536,475
Accumulated net investment loss	(127,376)
Accumulated net realized loss on investments	(16,561,145)
Net unrealized appreciation on investments	4,010,179
Net assets	$34,858,133
A-Class:
Net assets	$997,698
Capital shares outstanding	27,859
Net asset value per share	$35.81
Maximum offering price per share
(Net asset value divided by 95.25%)	$37.60
C-Class:
Net assets	$3,554,064
Capital shares outstanding	108,789
Net asset value per share	$32.67
H-Class:
Net assets	$30,306,371
Capital shares outstanding	845,363
Net asset value per share	$35.85

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$129,861
Interest	3,393
Income from securities lending, net	24
Total investment income	133,278

Expenses:
Management fees	98,028
Transfer agent and administrative fees	27,230
Distribution and service fees:
A-Class	1,464
C-Class	19,632
H-Class	20,858
Portfolio accounting fees	10,892
Custodian fees	1,872
Trustees’ fees*	1,762
Miscellaneous	11,508
Total expenses	193,246
Net investment loss	(59,968)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,056,821
Swap agreements	698,113
Futures contracts	388,941
Net realized gain	2,143,875
Net change in unrealized appreciation
(depreciation) on:
Investments	(657,992)
Swap agreements	(7,307)
Futures contracts	(409,612)
Net change in unrealized appreciation
(depreciation)	(1,074,911)
Net realized and unrealized gain	1,068,964
Net increase in net assets resulting
from operations	$1,008,996

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(59,968)	$(248,932)
Net realized gain (loss) on investments	2,143,875	(3,727,066)
Net change in unrealized appreciation (depreciation) on investments	(1,074,911)	(744,351)
Net increase (decrease) in net assets resulting from operations	1,008,996	(4,720,349)

Capital share transactions:
Proceeds from sale of shares
A-Class	294,321	4,439,075
C-Class	2,831,888	8,856,328
H-Class	49,514,343	191,352,207
Cost of shares redeemed
A-Class	(1,248,389)	(4,211,118)
C-Class	(3,974,975)	(9,591,810)
H-Class	(37,353,897)	(212,908,174)
Net increase (decrease) from capital share transactions	10,063,291	(22,063,492)
Net increase (decrease) in net assets	11,072,287	(26,783,841)

Net assets:
Beginning of period	23,785,846	50,569,687
End of period	$34,858,133	$23,785,846
Accumulated net investment loss at end of period	$(127,376)	$(67,408)

Capital share activity:
Shares sold
A-Class	8,671	137,923
C-Class	89,481	276,605
H-Class	1,460,922	5,925,626
Shares redeemed
A-Class	(35,935)	(133,333)
C-Class	(125,818)	(307,940)
H-Class	(1,083,524)	(6,606,666)
Net increase (decrease) in shares	313,797	(707,785)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$36.23	$37.14	$26.89	$13.33	$32.39	$41.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.23)	(.26)	(.16)	—[c]	.23
Net gain (loss) on investments (realized and unrealized)	(.35)	(.68)	10.51	13.72	(17.74)	(7.46)
Total from investment operations	(.42)	(.91)	10.25	13.56	(17.74)	(7.23)
Less distributions from:
Net investment income	—	—	—	—	—	(.26)
Net realized gains	—	—	—	—	(1.32)	(1.68)
Total distributions	—	—	—	—	(1.32)	(1.94)
Net asset value, end of period	$35.81	$36.23	$37.14	$26.89	$13.33	$32.39

Total Return[d]	(1.16%)	(2.45%)	38.12%	101.73%	(54.70%)	(18.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$998	$1,997	$1,877	$1,567	$1,080	$1,571
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.68%)	(0.88%)	(0.79%)	0.01%	0.57%
Total expenses	1.64%	1.66%	1.70%	1.69%	1.68%	1.67%
Portfolio turnover rate	65%	141%	211%	219%	204%	226%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.18	$34.26	$24.98	$12.47	$30.73	$39.82
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.43)	(.43)	(.27)	(.17)	(.08)
Net gain (loss) on investments (realized and unrealized)	(.33)	(.65)	9.71	12.78	(16.77)	(7.07)
Total from investment operations	(.51)	(1.08)	9.28	12.51	(16.94)	(7.15)
Less distributions from:
Net investment income	—	—	—	—	—	(.26)
Net realized gains	—	—	—	—	(1.32)	(1.68)
Total distributions	—	—	—	—	(1.32)	(1.94)
Net asset value, end of period	$32.67	$33.18	$34.26	$24.98	$12.47	$30.73

Total Return[d]	(1.54%)	(3.15%)	37.15%	100.32%	(55.06%)	(18.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,554	$4,815	$6,045	$4,069	$2,954	$8,388
Ratios to average net assets:
Net investment loss	(1.14%)	(1.42%)	(1.59%)	(1.43%)	(0.72%)	(0.20%)
Total expenses	2.39%	2.41%	2.44%	2.44%	2.43%	2.42%
Portfolio turnover rate	65%	141%	211%	219%	204%	226%

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$36.27	$37.12	$26.89	$13.33	$32.40	$41.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.24)	(.28)	(.15)	.01	.25
Net gain (loss) on investments (realized and unrealized)	(.35)	(.61)	10.51	13.71	(17.76)	(7.49)
Total from investment operations	(.42)	(.85)	10.23	13.56	(17.75)	(7.24)
Less distributions from:
Net investment income	—	—	—	—	—	(.26)
Net realized gains	—	—	—	—	(1.32)	(1.68)
Total distributions	—	—	—	—	(1.32)	(1.94)
Net asset value, end of period	$35.85	$36.27	$37.12	$26.89	$13.33	$32.40

Total Return[d]	(1.16%)	(2.29%)	38.04%	101.73%	(54.71%)	(18.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,306	$16,974	$42,647	$30,825	$11,063	$11,763
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.72%)	(0.91%)	(0.73%)	0.06%	0.61%
Total expenses	1.64%	1.66%	1.70%	1.68%	1.68%	1.67%
Portfolio turnover rate	65%	141%	211%	219%	204%	226%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE MID-CAP STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 89.0%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$1,206,844	$1,206,844
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	694,369	694,369
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	396,119	396,119
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	325,671	325,671
Total Repurchase Agreements
(Cost $2,623,003)		2,623,003
Total Investments - 89.0%
(Cost $2,623,003)		$2,623,003
Other Assets & Liabilities, net - 11.0%		324,178
Total Net Assets - 100.0%		$2,947,181

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,478,100)	15	$7,617

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/31/12[3]
(Notional Value $808,659)	818	$2,561
Credit Suisse Capital, LLC
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/31/12[3]
(Notional Value $261,945)	265	837
Goldman Sachs International
October 2012 S&P MidCap 400 Index
Swap, Terminating 10/29/12[3]
(Notional Value $384,333)	389	(3,034)
(Total Notional Value
$1,454,937)		$364

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Repurchase agreements, at value
(cost $2,623,003)	$2,623,003
Segregated cash with broker	380,000
Unrealized appreciation on swap agreements	3,398
Receivable for swap settlement	226
Receivables:
Variation margin	5,700
Fund shares sold	5,619
Interest	34
Total assets	3,017,980
Liabilities:
Unrealized depreciation on swap agreements	3,034
Payable for:
Fund shares redeemed	62,381
Management fees	2,059
Distribution and service fees	785
Transfer agent and administrative fees	572
Portfolio accounting fees	229
Miscellaneous	1,739
Total liabilities	70,799
Net assets	$2,947,181
Net assets consist of:
Paid in capital	$18,344,544
Accumulated net investment loss	(44,236)
Accumulated net realized loss on investments	(15,361,108)
Net unrealized appreciation on investments	7,981
Net assets	$2,947,181
A-Class:
Net assets	$96,798
Capital shares outstanding	5,447
Net asset value per share	$17.77
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.66
C-Class:
Net assets	$381,264
Capital shares outstanding	22,995
Net asset value per share	$16.58
H-Class:
Net assets	$2,469,119
Capital shares outstanding	139,106
Net asset value per share	$17.75

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$2,638
Total investment income	2,638

Expenses:
Management fees	19,953
Transfer agent and administrative fees	5,542
Distribution and service fees:
A-Class	134
C-Class	1,971
H-Class	4,916
Portfolio accounting fees	2,217
Custodian fees	357
Trustees’ fees*	317
Miscellaneous	2,416
Total expenses	37,823
Net investment loss	(35,185)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(116,035)
Futures contracts	(227,333)
Net realized loss	(343,368)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(3,351)
Futures contracts	6,320
Net change in unrealized appreciation
(depreciation)	2,969
Net realized and unrealized loss	(340,399)
Net decrease in net assets
resulting from operations	$(375,584)

*  Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(35,185)	$(77,519)
Net realized loss on investments	(343,368)	(1,789,289)
Net change in unrealized appreciation (depreciation) on investments	2,969	50,923
Net decrease in net assets resulting from operations	(375,584)	(1,815,885)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,502	422,447
C-Class	1,922,359	1,884,393
H-Class	24,200,108	35,539,703
Cost of shares redeemed
A-Class	(24,787)	(552,182)
C-Class	(1,592,784)	(2,014,057)
H-Class	(23,005,236)	(34,099,863)
Net increase from capital share transactions	1,508,162	1,180,441
Net increase (decrease) in net assets	1,132,578	(635,444)

Net assets:
Beginning of period	1,814,603	2,450,047
End of period	$2,947,181	$1,814,603
Accumulated net investment loss at end of period	$(44,236)	$(9,051)

Capital share activity:
Shares sold
A-Class	435	20,135
C-Class	108,768	88,767
H-Class	1,270,779	1,591,658
Shares redeemed
A-Class	(1,330)	(26,947)
C-Class	(92,860)	(99,207)
H-Class	(1,218,438)	(1,595,492)
Net increase (decrease) in shares	67,354	(21,086)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.21	$20.38	$27.37	$48.21	$37.07	$33.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.34)	(.39)	(.52)	(.22)	.81
Net gain (loss) on investments (realized and unrealized)	(.30)	(1.83)	(6.60)	(20.32)	11.40	3.11
Total from investment operations	(.44)	(2.17)	(6.99)	(20.84)	11.18	3.92
Less distributions from:
Net investment income	—	—	—	—	(.04)	(.63)
Total distributions	—	—	—	—	(.04)	(.63)
Net asset value, end of period	$17.77	$18.21	$20.38	$27.37	$48.21	$37.07

Total Return[c]	(2.42%)	(10.65%)	(25.54%)	(43.23%)	30.14%	11.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97	$115	$268	$733	$452	$906
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.63%)	(1.54%)	(1.56%)	(0.55%)	2.35%
Total expenses	1.64%	1.66%	1.69%	1.69%	1.68%	1.66%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.06	$19.24	$26.03	$46.24	$35.82	$32.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.48)	(.55)	(.75)	(.41)	.60
Net gain (loss) on investments (realized and unrealized)	(.28)	(1.70)	(6.24)	(19.46)	10.87	2.96
Total from investment operations	(.48)	(2.18)	(6.79)	(20.21)	10.46	3.56
Less distributions from:
Net investment income	—	—	—	—	(.04)	(.63)
Total distributions	—	—	—	—	(.04)	(.63)
Net asset value, end of period	$16.58	$17.06	$19.24	$26.03	$46.24	$35.82

Total Return[c]	(2.81%)	(11.33%)	(26.09%)	(43.71%)	29.18%	11.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$381	$121	$337	$268	$327	$1,478
Ratios to average net assets:
Net investment income (loss)	(2.27%)	(2.39%)	(2.29%)	(2.30%)	(1.07%)	1.83%
Total expenses	2.39%	2.42%	2.44%	2.43%	2.43%	2.41%
Portfolio turnover rate	—	—	—	—	—	—

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.19	$20.36	$27.35	$48.21	$37.07	$33.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.35)	(.40)	(.55)	(.27)	.78
Net gain (loss) on investments (realized and unrealized)	(.30)	(1.82)	(6.59)	(20.31)	11.45	3.14
Total from investment operations	(.44)	(2.17)	(6.99)	(20.86)	11.18	3.92
Less distributions from:
Net investment income	—	—	—	—	(.04)	(.63)
Total distributions	—	—	—	—	(.04)	(.63)
Net asset value, end of period	$17.75	$18.19	$20.36	$27.35	$48.21	$37.07

Total Return[c]	(2.42%)	(10.66%)	(25.56%)	(43.27%)	30.14%	11.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,469	$1,578	$1,845	$2,891	$7,350	$46,630
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.64%)	(1.53%)	(1.55%)	(0.62%)	2.26%
Total expenses	1.64%	1.67%	1.69%	1.68%	1.70%	1.65%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	September 30, 2012

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE:  Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Pharmacyclics, Inc.	0.2%
Two Harbors Investment Corp.	0.2%
athenahealth, Inc.	0.2%
Cubist Pharmaceuticals, Inc.	0.2%
Ocwen Financial Corp.	0.2%
Dril-Quip, Inc.	0.2%
HMS Holdings Corp.	0.2%
United Natural Foods, Inc.	0.2%
Energy XXI Bermuda Ltd.	0.2%
Wright Express Corp.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 68.1%

Financials - 14.7%
Two Harbors Investment Corp.	6,485	$76,198
Ocwen Financial Corp.*	2,498	68,471
Starwood Property Trust, Inc.	2,701	62,851
Omega Healthcare Investors, Inc.	2,457	55,847
Highwoods Properties, Inc.	1,710	55,779
Hancock Holding Co.	1,772	54,844
CYS Investments, Inc.	3,866	54,472
Invesco Mortgage Capital, Inc.	2,676	53,868
First American Financial Corp.	2,460	53,307
LaSalle Hotel Properties	1,984	52,952
Entertainment Properties Trust	1,090	48,428
Alterra Capital Holdings Ltd.	1,989	47,617
CNO Financial Group, Inc.	4,923	47,508
Prosperity Bancshares, Inc.	1,101	46,926
RLJ Lodging Trust	2,478	46,859
Susquehanna Bancshares, Inc.	4,354	45,543
Texas Capital Bancshares, Inc.*	877	43,596
American Realty Capital Trust, Inc.	3,680	43,165
Colonial Properties Trust	2,040	42,942
DiamondRock Hospitality Co.	4,362	42,006
Stifel Financial Corp.*	1,243	41,766
Healthcare Realty Trust, Inc.	1,810	41,721
ARMOUR Residential REIT, Inc.	5,438	41,655
Washington Real Estate Investment Trust	1,538	41,249
Webster Financial Corp.	1,674	39,674
Prospect Capital Corp.	3,442	39,651
Sovran Self Storage, Inc.	669	38,702
FirstMerit Corp.	2,544	37,473
DCT Industrial Trust, Inc.	5,728	37,060
Apollo Investment Corp.	4,704	37,019
CubeSmart	2,860	36,808
Trustmark Corp.	1,503	36,583
UMB Financial Corp.	751	36,559
FNB Corp.	3,233	36,242
DuPont Fabros Technology, Inc.	1,423	35,931
Potlatch Corp.	940	35,128
EastGroup Properties, Inc.	659	35,059
Sunstone Hotel Investors, Inc.*	3,177	34,947
Greenhill & Company, Inc.	670	34,673
Glimcher Realty Trust	3,232	34,163
Umpqua Holdings Corp.	2,596	33,462
Platinum Underwriters Holdings Ltd.	806	32,941
Medical Properties Trust, Inc.	3,148	32,897
RLI Corp.	492	32,797
BancorpSouth, Inc.	2,189	32,266
Wintrust Financial Corp.	842	31,634
Cathay General Bancorp	1,828	31,551
IBERIABANK Corp.	687	31,465
Primerica, Inc.	1,089	31,189
Pebblebrook Hotel Trust	1,327	31,039
First Cash Financial Services, Inc.*	667	30,688
Westamerica Bancorporation	643	30,253
Old National Bancorp	2,200	29,942
Capstead Mortgage Corp.	2,173	29,314
United Bankshares, Inc.	1,170	29,145
National Health Investors, Inc.	565	29,064
PS Business Parks, Inc.	430	28,733
Northwest Bancshares, Inc.	2,264	27,690
Sun Communities, Inc.	613	27,045
First Industrial Realty Trust, Inc.*	2,056	27,016
Equity One, Inc.	1,277	26,894
MarketAxess Holdings, Inc.	850	26,860
PHH Corp.*	1,309	26,638
Lexington Realty Trust	2,752	26,584
Redwood Trust, Inc.	1,837	26,563
First Financial Bankshares, Inc.	729	26,266
Cash America International, Inc.	679	26,188
National Penn Bancshares, Inc.	2,865	26,100
Glacier Bancorp, Inc.	1,672	26,050
Community Bank System, Inc.	918	25,878
Montpelier Re Holdings Ltd.	1,159	25,649
Financial Engines, Inc.*	1,076	25,641
EZCORP, Inc. — Class A*	1,110	25,452
Acadia Realty Trust	1,021	25,341
Strategic Hotels & Resorts, Inc.*	4,200	25,242
MB Financial, Inc.	1,266	25,004
Walter Investment Management Corp.*	667	24,686
CVB Financial Corp.	2,050	24,477
Selective Insurance Group, Inc.	1,276	24,231
Education Realty Trust, Inc.	2,194	23,915
International Bancshares Corp.	1,237	23,565
Bank of the Ozarks, Inc.	673	23,198
First Financial Bancorp	1,361	23,015
BBCN Bancorp, Inc.*	1,808	22,799
LTC Properties, Inc.	710	22,614
PrivateBancorp, Inc. — Class A	1,396	22,322
PennyMac Mortgage Investment Trust	955	22,318
Alexander’s, Inc.	52	22,229
Symetra Financial Corp.	1,800	22,140
Provident Financial Services, Inc.	1,396	22,043
First Midwest Bancorp, Inc.	1,734	21,762
Anworth Mortgage Asset Corp.	3,182	21,638
American Capital Mortgage Investment Corp.	839	21,084
Fifth Street Finance Corp.	1,910	20,972
Pennsylvania Real Estate Investment Trust	1,300	20,618
American Assets Trust, Inc.	765	20,494
Government Properties Income Trust	855	20,007
Astoria Financial Corp.	2,022	19,977
NorthStar Realty Finance Corp.	3,091	19,659
Solar Capital Ltd.	853	19,551
Hersha Hospitality Trust — Class A	3,985	19,527
Argo Group International Holdings Ltd.	600	19,434
Main Street Capital Corp.	650	19,182
Investors Bancorp, Inc.*	1,021	18,623
Franklin Street Properties Corp.	1,679	18,587
Park National Corp.	265	18,555
Evercore Partners, Inc. — Class A	668	18,036
Citizens Republic Bancorp, Inc.*	930	17,996
DFC Global Corp.*	1,024	17,562
Home BancShares, Inc.	515	17,556
Associated Estates Realty Corp.	1,153	17,479

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

russell 2000® 1.5x strategy FUND

	Shares	Value
Boston Private Financial Holdings, Inc.	1,810	$17,358
First Commonwealth Financial Corp.	2,443	17,223
Sabra Health Care REIT, Inc.	858	17,169
Columbia Banking System, Inc.	920	17,057
NBT Bancorp, Inc.	768	16,950
Cousins Properties, Inc.	2,129	16,904
Infinity Property & Casualty Corp.	278	16,788
CreXus Investment Corp.	1,550	16,756
Horace Mann Educators Corp.	921	16,679
BlackRock Kelso Capital Corp.	1,711	16,631
Western Alliance Bancorporation*	1,626	16,585
PacWest Bancorp	704	16,452
Investors Real Estate Trust	1,989	16,449
World Acceptance Corp.*	242	16,323
Triangle Capital Corp.	633	16,243
iStar Financial, Inc.*	1,957	16,204
Greenlight Capital Re Ltd. — Class A*	652	16,137
American Equity Investment Life Holding Co.	1,387	16,131
National Financial Partners Corp.*	945	15,971
Amtrust Financial Services, Inc.	620	15,890
Oritani Financial Corp.	1,054	15,863
Tower Group, Inc.	809	15,687
Credit Acceptance Corp.*	183	15,648
Pinnacle Financial Partners, Inc.*	803	15,514
Chemical Financial Corp.	641	15,512
Hudson Pacific Properties, Inc.	836	15,466
First Potomac Realty Trust	1,184	15,250
Independent Bank Corp.	501	15,075
Colony Financial, Inc.	772	15,039
ViewPoint Financial Group, Inc.	782	14,991
Retail Opportunity Investments Corp.	1,163	14,968
Chesapeake Lodging Trust	747	14,843
Inland Real Estate Corp.	1,771	14,611
Nationstar Mortgage Holdings, Inc.*	440	14,599
Banco Latinoamericano de
Comercio Exterior S.A. — Class E	655	14,469
Brookline Bancorp, Inc.	1,628	14,359
SCBT Financial Corp.	348	14,017
Kennedy-Wilson Holdings, Inc.	996	13,914
Sterling Financial Corp.	622	13,852
PennantPark Investment Corp.	1,304	13,835
FelCor Lodging Trust, Inc.*	2,878	13,642
Dynex Capital, Inc.	1,263	13,577
Employers Holdings, Inc.	736	13,491
Forestar Group, Inc.*	808	13,462
Safety Insurance Group, Inc.	293	13,443
Radian Group, Inc.[1]	3,097	13,441
Ramco-Gershenson Properties Trust	1,065	13,344
Nelnet, Inc. — Class A	557	13,223
KBW, Inc.	801	13,192
Coresite Realty Corp.	481	12,958
Universal Health Realty Income Trust	278	12,782
Hercules Technology Growth Capital, Inc.	1,156	12,728
Cohen & Steers, Inc.	429	12,707
TrustCo Bank Corp. NY	2,178	12,458
Apollo Residential Mortgage, Inc.	559	12,320
State Bank Financial Corp.	738	12,170
City Holding Co.	337	12,078
Virtus Investment Partners, Inc.*	140	12,040
PICO Holdings, Inc.*	525	11,981
S&T Bancorp, Inc.	671	11,816
Hilltop Holdings, Inc.*	919	11,680
Community Trust Bancorp, Inc.	328	11,655
Berkshire Hills Bancorp, Inc.	509	11,646
Navigators Group, Inc.*	236	11,617
United Fire Group, Inc.	462	11,605
Resource Capital Corp.	1,964	11,548
AMERISAFE, Inc.*	425	11,535
Banner Corp.	423	11,463
Renasant Corp.	579	11,351
WesBanco, Inc.	544	11,266
Flushing Financial Corp.	713	11,265
HFF, Inc. — Class A*	756	11,265
BGC Partners, Inc. — Class A	2,287	11,206
Sandy Spring Bancorp, Inc.	559	10,761
Urstadt Biddle Properties, Inc. — Class A	530	10,722
Flagstone Reinsurance Holdings S.A.	1,243	10,677
Getty Realty Corp.	593	10,644
Dime Community Bancshares, Inc.	726	10,483
Tompkins Financial Corp.	258	10,454
Ashford Hospitality Trust, Inc.	1,242	10,433
Monmouth Real Estate
Investment Corp. — Class A	930	10,407
Maiden Holdings Ltd.	1,166	10,366
Lakeland Financial Corp.	374	10,322
West Coast Bancorp*	451	10,157
First Merchants Corp.	664	9,967
Oriental Financial Group, Inc.	944	9,931
Duff & Phelps Corp. — Class A	727	9,894
Campus Crest Communities, Inc.	897	9,688
Cardinal Financial Corp.	674	9,638
Piper Jaffray Cos.*	376	9,569
Simmons First National Corp. — Class A	392	9,547
Citizens, Inc.*	900	9,441
TowneBank	610	9,351
Hanmi Financial Corp.*	726	9,300
Tejon Ranch Co.*	307	9,222
WisdomTree Investments, Inc.*	1,360	9,112
Heartland Financial USA, Inc.	334	9,108
STAG Industrial, Inc.	559	9,089
TICC Capital Corp.	873	9,079
Wilshire Bancorp, Inc.*	1,436	9,047
Meadowbrook Insurance Group, Inc.	1,174	9,028
AG Mortgage Investment Trust, Inc.	371	8,952
Excel Trust, Inc.	783	8,942
ICG Group, Inc.*	861	8,747
Washington Trust Bancorp, Inc.	332	8,722
Southside Bancshares, Inc.	398	8,680
Epoch Holding Corp.	374	8,639
eHealth, Inc.*	459	8,615
Stewart Information Services Corp.	425	8,560
First Busey Corp.	1,729	8,438
MCG Capital Corp.	1,778	8,197
United Community Banks, Inc.*	966	8,105

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

russell 2000® 1.5x strategy FUND

	Shares	Value
First Financial Corp.	258	$8,086
Rockville Financial, Inc.	658	8,061
CapLease, Inc.	1,549	8,008
FBL Financial Group, Inc. — Class A	237	7,868
Investment Technology Group, Inc.*	904	7,865
Saul Centers, Inc.	175	7,770
1st Source Corp.	345	7,683
National Western Life Insurance Co. — Class A	53	7,592
GAMCO Investors, Inc. — Class A	152	7,562
Safeguard Scientifics, Inc.*	477	7,484
Provident New York Bancorp	783	7,368
Union First Market Bankshares Corp.	473	7,360
Cedar Realty Trust, Inc.	1,391	7,344
Great Southern Bancorp, Inc.	237	7,326
Beneficial Mutual Bancorp, Inc.*	766	7,323
Winthrop Realty Trust	679	7,320
Rouse Properties, Inc.	510	7,319
Capital Southwest Corp.	65	7,277
WSFS Financial Corp.	175	7,224
NewStar Financial, Inc.*	602	7,218
Central Pacific Financial Corp.*	504	7,207
First BanCorp*	1,630	7,205
EverBank Financial Corp.	520	7,160
Sterling Bancorp	721	7,152
MVC Capital, Inc.	557	7,130
OneBeacon Insurance Group Ltd. — Class A	527	7,083
Netspend Holdings, Inc.*	720	7,078
German American Bancorp, Inc.	293	7,067
StellarOne Corp.	534	7,027
Apollo Commercial Real Estate Finance, Inc.	405	7,023
Univest Corporation of Pennsylvania	389	7,002
Presidential Life Corp.	502	6,993
Bancorp, Inc.*	675	6,932
Ameris Bancorp*	549	6,912
Green Dot Corp. — Class A*	560	6,849
Agree Realty Corp.	265	6,755
Camden National Corp.	181	6,704
MGIC Investment Corp.*	4,372	6,689
SY Bancorp, Inc.	277	6,554
Kite Realty Group Trust	1,281	6,533
BancFirst Corp.	152	6,530
Taylor Capital Group, Inc.*	381	6,523
Eagle Bancorp, Inc.*	390	6,521
Lakeland Bancorp, Inc.	630	6,521
Centerstate Banks, Inc.	697	6,217
Hudson Valley Holding Corp.	362	6,172
International. FCStone, Inc.*	321	6,118
RAIT Financial Trust	1,162	6,101
Knight Capital Group, Inc. — Class A*	2,276	6,100
Trico Bancshares	369	6,100
BofI Holding, Inc.*	232	6,044
Summit Hotel Properties, Inc.	706	6,029
MainSource Financial Group, Inc.	469	6,022
Financial Institutions, Inc.	321	5,983
Arrow Financial Corp.	239	5,967
Bryn Mawr Bank Corp.	265	5,947
Federal Agricultural Mortgage Corp. — Class C	231	5,946
Territorial Bancorp, Inc.	259	5,944
Westwood Holdings Group, Inc.	152	5,930
OmniAmerican Bancorp, Inc.*	260	5,910
Global Indemnity plc — Class A*	265	5,798
Franklin Financial Corp.*	334	5,698
State Auto Financial Corp.	347	5,687
CoBiz Financial, Inc.	809	5,663
Medley Capital Corp.	402	5,656
First Connecticut Bancorp, Inc.	418	5,647
First Community Bancshares, Inc.	370	5,646
Enterprise Financial Services Corp.	415	5,644
First Interstate Bancsystem, Inc. — Class A	375	5,610
Peoples Bancorp, Inc.	244	5,585
First of Long Island Corp.	181	5,577
Cowen Group, Inc. — Class A*	2,029	5,478
Citizens & Northern Corp.	279	5,471
Virginia Commerce Bancorp, Inc.*	624	5,460
Heritage Financial Corp.	362	5,441
Northfield Bancorp, Inc.	337	5,399
Bank of Marin Bancorp	124	5,271
Golub Capital BDC, Inc.	331	5,263
FXCM, Inc. — Class A	551	5,262
United Financial Bancorp, Inc.	362	5,238
National Bankshares, Inc.	156	5,179
Select Income REIT	210	5,170
Baldwin & Lyons, Inc. — Class B	216	5,165
Republic Bancorp, Inc. — Class A	235	5,158
Calamos Asset Management, Inc. — Class A	442	5,145
Home Loan Servicing Solutions Ltd.	315	5,125
Washington Banking Co.	360	5,101
GFI Group, Inc.	1,604	5,101
CNB Financial Corp.	290	5,078
SeaBright Holdings, Inc.	460	5,060
Terreno Realty Corp.	313	4,945
First Financial Holdings, Inc.	378	4,910
Bank Mutual Corp.	1,076	4,896
OceanFirst Financial Corp.	333	4,885
One Liberty Properties, Inc.	261	4,868
Parkway Properties, Inc.	364	4,867
Southwest Bancorp, Inc.*	447	4,850
Medallion Financial Corp.	410	4,842
Enstar Group Ltd.*	48	4,783
KCAP Financial, Inc.	509	4,713
Fox Chase Bancorp, Inc.	299	4,670
Arlington Asset Investment Corp. — Class A	195	4,653
Westfield Financial, Inc.	615	4,606
Gladstone Commercial Corp.	252	4,602
Bridge Bancorp, Inc.	195	4,545
1st United Bancorp, Inc.*	693	4,470
Chatham Lodging Trust	321	4,455
Diamond Hill Investment Group, Inc.	58	4,447
Alliance Financial Corp.	110	4,423
West Bancorporation, Inc.	367	4,422
New Mountain Finance Corp.	298	4,416
Thomas Properties Group, Inc.	750	4,365
Pacific Capital Bancorp*	95	4,361
BankFinancial Corp.	493	4,333

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

russell 2000® 1.5x strategy FUND

	Shares	Value
Gladstone Capital Corp.	488	$4,270
Western Asset Mortgage Capital Corp.	190	4,218
Metro Bancorp, Inc.*	328	4,156
SWS Group, Inc.*	677	4,136
Penns Woods Bancorp, Inc.	93	4,123
Marlin Business Services Corp.	194	4,115
Home Federal Bancorp, Inc.	360	4,075
American National Bankshares, Inc.	180	4,066
Walker & Dunlop, Inc.*	263	4,042
First Bancorp	350	4,036
Phoenix Companies, Inc.*	131	4,018
Homeowners Choice, Inc.	170	3,995
Gladstone Investment Corp.	510	3,988
Solar Senior Capital Ltd.	222	3,976
Ames National Corp.	190	3,960
MetroCorp Bancshares, Inc.*	370	3,918
American Safety Insurance Holdings Ltd.*	209	3,906
GSV Capital Corp.*	450	3,884
Manning & Napier, Inc. — Class A	317	3,864
First Defiance Financial Corp.	223	3,849
THL Credit, Inc.	273	3,830
Preferred Bank/Los Angeles CA*	270	3,829
Oppenheimer Holdings, Inc. — Class A	238	3,796
Pacific Continental Corp.	425	3,795
Kansas City Life Insurance Co.	97	3,737
NGP Capital Resources Co.	499	3,723
Bank of Kentucky Financial Corp.	134	3,717
Park Sterling Corp.*	752	3,715
HomeStreet, Inc.*	97	3,692
Fidus Investment Corp.	221	3,691
UMH Properties, Inc.	308	3,687
New York Mortgage Trust, Inc.	520	3,666
National Interstate Corp.	141	3,638
Mission West Properties, Inc.	418	3,637
First Bancorp, Inc.	207	3,633
First California Financial Group, Inc.*	520	3,619
Guaranty Bancorp*	1,770	3,575
Merchants Bancshares, Inc.	117	3,457
MidWestOne Financial Group, Inc.	160	3,446
Peapack Gladstone Financial Corp.	210	3,431
Mercantile Bank Corp.*	200	3,428
Sierra Bancorp	279	3,421
Kearny Financial Corp.	350	3,409
AV Homes, Inc.*	229	3,398
Consolidated-Tomoka Land Co.	103	3,388
Bridge Capital Holdings*	217	3,355
ESB Financial Corp.	238	3,322
Center Bancorp, Inc.	278	3,314
Heritage Commerce Corp.*	476	3,303
Suffolk Bancorp*	223	3,269
Provident Financial Holdings, Inc.	230	3,268
Gyrodyne Company of America, Inc.*	30	3,259
Meridian Interstate Bancorp, Inc.*	196	3,234
Bar Harbor Bankshares	90	3,217
Gramercy Capital Corporation*	1,060	3,191
Kaiser Federal Financial Group, Inc.	210	3,169
Ladenburg Thalmann Financial Services, Inc.*	2,387	3,151
MidSouth Bancorp, Inc.	193	3,125
Sun Bancorp, Inc.*	924	3,114
First Pactrust Bancorp, Inc.	248	3,102
Whitestone REIT — Class B	235	3,102
Ares Commercial Real Estate Corp.	180	3,071
Crawford & Co. — Class B	609	3,051
Northrim BanCorp, Inc.	150	3,021
Nicholas Financial, Inc.	233	3,008
First Financial Northwest, Inc.*	370	2,979
Zillow, Inc. — Class A*	70	2,953
Horizon Technology Finance Corp.	180	2,909
Home Bancorp, Inc.*	160	2,878
Farmers National Banc Corp.	440	2,842
Capital City Bank Group, Inc.	267	2,841
SI Financial Group, Inc.	240	2,813
Doral Financial Corp.*	2,979	2,802
C&F Financial Corp.	70	2,755
FNB United Corp.*	230	2,732
Harris & Harris Group, Inc.*	718	2,721
Seacoast Banking Corporation of Florida*	1,710	2,719
Heritage Oaks Bancorp*	470	2,707
FBR & Co.*	860	2,657
Hallmark Financial Services*	326	2,654
Heritage Financial Group, Inc.	200	2,628
Horizon Bancorp	90	2,572
Donegal Group, Inc. — Class A	181	2,541
Century Bancorp, Inc. — Class A	79	2,522
Eastern Insurance Holdings, Inc.	150	2,516
NASB Financial, Inc.*	100	2,484
Cape Bancorp, Inc.*	264	2,471
BSB Bancorp, Inc.*	190	2,451
Peoples Federal Bancshares, Inc.	140	2,419
Enterprise Bancorp, Inc.	139	2,374
Access National Corp.	170	2,322
Tree.com, Inc.*	140	2,194
ESSA Bancorp, Inc.	209	2,172
Clifton Savings Bancorp, Inc.	196	2,156
Artio Global Investors, Inc. — Class A	720	2,146
Middleburg Financial Corp.	120	2,131
Fidelity Southern Corp.	222	2,100
EMC Insurance Group, Inc.	99	2,079
TCP Capital Corp.	130	2,075
JMP Group, Inc.	366	2,009
Investors Title Co.	30	1,957
Hingham Institution for Savings	30	1,933
Resource America, Inc. — Class A	280	1,915
Regional Management Corp.*	110	1,898
Independence Holding Co.	188	1,893
MicroFinancial, Inc.	200	1,830
Gain Capital Holdings, Inc.	349	1,721
Universal Insurance Holdings, Inc.	429	1,652
Pacific Mercantile Bancorp*	250	1,635
Charter Financial Corp.	153	1,492
Roma Financial Corp.	165	1,469
First Marblehead Corp.*	1,351	1,419
Capital Bank Financial Corp. — Class A*	69	1,248
Fortegra Financial Corp.*	151	1,197

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

russell 2000® 1.5x strategy FUND

	Shares	Value
Pzena Investment Management, Inc. — Class A	226	$1,177
CIFC Corp.*	152	1,113
California First National Bancorp	55	1,014
Waterstone Financial, Inc.*	170	882
Berkshire Bancorp, Inc.*	100	823
First Federal Bancshares of Arkansas, Inc.*	80	782
Cascade Bancorp*	140	739
Crescent Financial Bancshares, Inc.*	60	273
Total Financials		5,997,801
Information Technology - 11.7%
Wright Express Corp.*	905	63,096
Ultimate Software Group, Inc.*	614	62,690
CommVault Systems, Inc.*	1,035	60,754
Parametric Technology Corp.*	2,778	60,560
Aruba Networks, Inc.*	2,591	58,258
Cirrus Logic, Inc.*	1,494	57,356
Aspen Technology, Inc.*	2,174	56,198
CoStar Group, Inc.*	621	50,636
FEI Co.	879	47,027
MAXIMUS, Inc.	783	46,760
QLIK Technologies, Inc.*	1,980	44,372
Convergys Corp.	2,710	42,466
Microsemi Corp.*	2,062	41,385
Hittite Microwave Corp.*	730	40,494
ACI Worldwide, Inc.*	918	38,795
InterDigital, Inc.	1,032	38,473
Cavium, Inc.*	1,154	38,463
Semtech Corp.*	1,516	38,127
Anixter International, Inc.	653	37,521
Cymer, Inc.*	715	36,508
Quest Software, Inc.*	1,298	36,344
OSI Systems, Inc.*	461	35,885
3D Systems Corp.*	1,086	35,675
j2 Global, Inc.	1,074	35,248
Fair Isaac Corp.	795	35,187
Plantronics, Inc.	989	34,941
Cognex Corp.	990	34,234
Sourcefire, Inc.*	690	33,830
NETGEAR, Inc.*	882	33,639
Arris Group, Inc.*	2,623	33,548
Mentor Graphics Corp.*	2,162	33,468
ViaSat, Inc.*	874	32,670
Acxiom Corp.*	1,785	32,612
ValueClick, Inc.*	1,873	32,197
CACI International, Inc. — Class A*	621	32,162
Universal Display Corp.*	925	31,801
JDA Software Group, Inc.*	990	31,462
Ciena Corp.*	2,300	31,280
Comverse Technology, Inc.*	5,080	31,242
Progress Software Corp.*	1,459	31,208
First Solar, Inc.*	1,400	31,003
MKS Instruments, Inc.	1,216	30,996
Cardtronics, Inc.*	1,028	30,614
Tyler Technologies, Inc.*	695	30,594
Sapient Corp.*	2,854	30,424
Finisar Corp.*	2,116	30,259
TiVo, Inc.*	2,888	30,122
Tellabs, Inc.	8,500	30,090
VistaPrint N.V.*	860	29,369
Kenexa Corp.*	633	29,010
Heartland Payment Systems, Inc.	897	28,417
Littelfuse, Inc.	500	28,270
Liquidity Services, Inc.*	548	27,515
DealerTrack Holdings, Inc.*	987	27,488
Veeco Instruments, Inc.*	905	27,168
Manhattan Associates, Inc.*	474	27,146
Stratasys, Inc.*	493	26,819
International Rectifier Corp.*	1,600	26,704
MicroStrategy, Inc. — Class A*	196	26,278
BroadSoft, Inc.*	640	26,253
Entegris, Inc.*	3,186	25,902
Intersil Corp. — Class A	2,960	25,900
QLogic Corp.*	2,260	25,808
ADTRAN, Inc.	1,476	25,505
RF Micro Devices, Inc.*	6,450	25,478
Coherent, Inc.*	553	25,361
Blackbaud, Inc.	1,046	25,020
VirnetX Holding Corp.*	976	24,820
Plexus Corp.*	807	24,445
Cornerstone OnDemand, Inc.*	785	24,068
LivePerson, Inc.*	1,272	23,036
Syntel, Inc.	356	22,218
NIC, Inc.	1,500	22,200
Euronet Worldwide, Inc.*	1,174	22,059
OpenTable, Inc.*	528	21,965
NetScout Systems, Inc.*	851	21,709
Unisys Corp.*	1,012	21,070
Monster Worldwide, Inc.*	2,810	20,597
ScanSource, Inc.*	639	20,461
Benchmark Electronics, Inc.*	1,335	20,385
Power Integrations, Inc.	663	20,175
Ancestry.com, Inc.*	670	20,154
Bottomline Technologies, Inc.*	810	19,999
MTS Systems Corp.	372	19,921
SS&C Technologies Holdings, Inc.*	790	19,916
SYNNEX Corp.*	611	19,906
TriQuint Semiconductor, Inc.*	3,907	19,730
Integrated Device Technology, Inc.*	3,305	19,433
Cabot Microelectronics Corp.	542	19,046
Ultratech, Inc.*	606	19,016
Take-Two Interactive Software, Inc.*	1,811	18,888
Synaptics, Inc.*	785	18,856
RealPage, Inc.*	828	18,713
Insight Enterprises, Inc.*	1,031	18,022
Loral Space & Communications, Inc.	252	17,917
Advent Software, Inc.*	727	17,862
Electronics for Imaging, Inc.*	1,075	17,856
CSG Systems International, Inc.*	783	17,610
EarthLink, Inc.	2,468	17,572
OmniVision Technologies, Inc.*	1,214	16,941
Bankrate, Inc.*	1,073	16,717
WebMD Health Corp. — Class A*	1,180	16,555
Blucora, Inc.*	929	16,545
Tessera Technologies, Inc.	1,205	16,484

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
FARO Technologies, Inc.*	395	$16,321
ExlService Holdings, Inc.*	546	16,107
Rogers Corp.*	380	16,097
Sanmina-SCI Corp.*	1,887	16,021
Ellie Mae, Inc.*	587	15,984
Ixia*	978	15,716
Ebix, Inc.	656	15,488
GT Advanced Technologies, Inc.*,1	2,749	14,982
Synchronoss Technologies, Inc.*	645	14,771
MEMC Electronic Materials, Inc.*	5,360	14,740
Web.com Group, Inc.*	816	14,647
Emulex Corp.*	2,015	14,528
Brightpoint, Inc.*	1,599	14,359
Digital River, Inc.*	853	14,211
Rambus, Inc.*	2,562	14,193
Diodes, Inc.*	821	13,965
Infinera Corp.*	2,545	13,947
Monolithic Power Systems, Inc.*	706	13,944
Guidewire Software, Inc.*	449	13,941
Verint Systems, Inc.*	504	13,830
ATMI, Inc.*	739	13,723
iGATE Corp.*	749	13,609
Websense, Inc.*	861	13,475
Spansion, Inc. — Class A*	1,117	13,315
Monotype Imaging Holdings, Inc.	845	13,174
Rofin-Sinar Technologies, Inc.*	657	12,963
Volterra Semiconductor Corp.*	591	12,925
Mantech International Corp. — Class A	532	12,768
comScore, Inc.*	824	12,566
Harmonic, Inc.*	2,729	12,390
Brooks Automation, Inc.	1,535	12,326
Constant Contact, Inc.*	708	12,319
Global Cash Access Holdings, Inc.*	1,530	12,317
Badger Meter, Inc.	335	12,191
Park Electrochemical Corp.	487	12,092
Entropic Communications, Inc.*	2,043	11,890
ServiceSource International, Inc.*,1	1,152	11,820
Micrel, Inc.	1,129	11,764
Opnet Technologies, Inc.	345	11,754
Comtech Telecommunications Corp.	420	11,609
TTM Technologies, Inc.*	1,230	11,599
United Online, Inc.	2,100	11,592
LogMeIn, Inc.*	514	11,529
Pegasystems, Inc.	397	11,529
Measurement Specialties, Inc.*	347	11,444
Active Network, Inc.*	905	11,340
Advanced Energy Industries, Inc.*	918	11,310
Accelrys, Inc.*	1,291	11,180
Cray, Inc.*	855	10,859
Procera Networks, Inc.*	451	10,599
Lattice Semiconductor Corp.*	2,735	10,475
Interactive Intelligence Group, Inc.*	345	10,367
Black Box Corp.	405	10,332
InvenSense, Inc. — Class A*	844	10,086
Higher One Holdings, Inc.*	745	10,043
DTS, Inc.*	425	9,894
EPIQ Systems, Inc.	734	9,850
Newport Corp.*	889	9,832
PROS Holdings, Inc.*	502	9,573
Vocus, Inc.*	476	9,549
SPS Commerce, Inc.*	244	9,387
Forrester Research, Inc.	323	9,293
Sonus Networks, Inc.*	4,932	9,272
Tangoe, Inc.*	693	9,099
RealD, Inc.*	1,016	9,083
TeleTech Holdings, Inc.*	531	9,054
Dice Holdings, Inc.*	1,060	8,925
Perficient, Inc.*	738	8,908
Silicon Image, Inc.*	1,936	8,886
Cass Information Systems, Inc.	211	8,856
Angie’s List, Inc.*	830	8,781
Quantum Corp.*	5,432	8,746
Power-One, Inc.*	1,561	8,742
Internap Network Services Corp.*	1,230	8,672
Intermec, Inc.*	1,388	8,619
TNS, Inc.*	571	8,536
Responsys, Inc.*	831	8,501
Methode Electronics, Inc.	856	8,312
Imperva, Inc.*	224	8,286
AuthenTec, Inc.*	1,030	8,250
MIPS Technologies, Inc. — Class A*	1,114	8,232
Amkor Technology, Inc.*	1,854	8,158
Super Micro Computer, Inc.*	674	8,108
Actuate Corp.*	1,141	8,021
Daktronics, Inc.	841	7,998
CTS Corp.	788	7,935
Move, Inc.*	908	7,827
Rudolph Technologies, Inc.*	741	7,781
Checkpoint Systems, Inc.*	937	7,758
Ceva, Inc.*	536	7,708
Electro Rent Corp.	433	7,660
Virtusa Corp.*	431	7,659
Mercury Computer Systems, Inc.*	716	7,604
PDF Solutions, Inc.*	555	7,581
Demand Media, Inc.*	693	7,533
Nanometrics, Inc.*	543	7,499
Stamps.com, Inc.*	324	7,497
Photronics, Inc.*	1,396	7,497
SciQuest, Inc.*	410	7,462
MoneyGram International, Inc.*	494	7,380
Oplink Communications, Inc.*	445	7,360
Sycamore Networks, Inc.*	476	7,330
Extreme Networks*	2,189	7,311
Applied Micro Circuits Corp.*	1,438	7,276
Anaren, Inc.*	345	6,897
Exar Corp.*	862	6,896
Zygo Corp.*	375	6,859
Saba Software, Inc.*	686	6,853
Silicon Graphics International Corp.*	741	6,743
Symmetricom, Inc.*	964	6,719
Deltek, Inc.*	514	6,692
Avid Technology, Inc.*	690	6,527
LTX-Credence Corp.*	1,132	6,509
Electro Scientific Industries, Inc.	532	6,501

74 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
NVE Corp.*	109	$6,452
FormFactor, Inc.*	1,146	6,406
QuinStreet, Inc.*	760	6,376
VASCO Data Security International, Inc.*	658	6,172
Digi International, Inc.*	601	6,106
GSI Group, Inc.*	676	6,023
PLX Technology, Inc.*	1,038	5,989
Fabrinet*	514	5,957
Jive Software, Inc.*	378	5,938
Globecomm Systems, Inc.*	530	5,910
Integrated Silicon Solution, Inc.*	632	5,852
CIBER, Inc.*	1,686	5,850
Kopin Corp.*	1,549	5,824
Calix, Inc.*	908	5,811
Glu Mobile, Inc.*	1,254	5,806
Inphi Corp.*	543	5,788
Computer Task Group, Inc.*	354	5,728
IXYS Corp.*	568	5,635
FSI International, Inc.*	906	5,617
Envestnet, Inc.*	479	5,604
ExactTarget, Inc.*	230	5,571
STEC, Inc.*	823	5,555
IntraLinks Holdings, Inc.*	845	5,526
CalAmp Corp.*	670	5,501
Maxwell Technologies, Inc.*	676	5,489
OCZ Technology Group, Inc.*,1	1,560	5,413
Yelp, Inc. — Class A*	200	5,410
Keynote Systems, Inc.	368	5,329
Cohu, Inc.	567	5,324
Seachange International, Inc.*	667	5,236
XO Group, Inc.*	612	5,110
Sigma Designs, Inc.*	762	5,037
Demandware, Inc.*	150	4,763
support.com, Inc.*	1,125	4,759
Pericom Semiconductor Corp.*	544	4,725
Bel Fuse, Inc. — Class B	250	4,670
KVH Industries, Inc.*	344	4,641
Lionbridge Technologies, Inc.*	1,310	4,611
ShoreTel, Inc.*	1,123	4,593
KEMET Corp.*	1,040	4,576
Oclaro, Inc.*	1,693	4,571
Multi-Fineline Electronix, Inc.*	198	4,465
American Software, Inc. — Class A	541	4,415
Supertex, Inc.*	238	4,255
RealNetworks, Inc.*	510	4,243
Infoblox, Inc.*	180	4,185
PRGX Global, Inc.*	486	4,160
SunPower Corp. — Class A*	920	4,149
Parkervision, Inc.*	1,760	4,118
Zix Corp.*	1,411	4,050
Imation Corp.*	720	4,025
Callidus Software, Inc.*	800	3,944
Vishay Precision Group, Inc.*	281	3,928
Unwired Planet, Inc.*	2,015	3,869
KIT Digital, Inc.*	1,279	3,837
Travelzoo, Inc.*	162	3,818
Richardson Electronics Ltd.	320	3,798
Guidance Software, Inc.*	336	3,783
ePlus, Inc.*	96	3,765
Telular Corp.	380	3,762
Rubicon Technology, Inc.*	392	3,755
Millennial Media, Inc.*	260	3,731
Bazaarvoice, Inc.*	242	3,666
Immersion Corp.*	655	3,583
Digimarc Corp.	161	3,582
Alpha & Omega Semiconductor Ltd.*	403	3,470
Market Leader, Inc.*	510	3,417
MaxLinear, Inc. — Class A*	509	3,405
Aviat Networks, Inc.*	1,426	3,394
ModusLink Global Solutions, Inc.*	919	3,391
Echelon Corp.*	880	3,379
Intevac, Inc.*	541	3,306
Limelight Networks, Inc.*	1,393	3,260
Rosetta Stone, Inc.*	250	3,188
MoSys, Inc.*	776	3,135
Ultra Clean Holdings*	541	3,089
PC-Telephone, Inc.	430	3,032
Aeroflex Holding Corp.*	454	3,010
DSP Group, Inc.*	504	2,994
Mindspeed Technologies, Inc.*	842	2,913
Mesa Laboratories, Inc.	60	2,903
Datalink Corp.*	350	2,898
Agilysys, Inc.*	336	2,890
QuickLogic Corp.*	1,020	2,856
Ubiquiti Networks, Inc.*	240	2,856
Pervasive Software, Inc.*	310	2,666
iPass, Inc.*	1,200	2,640
NeoPhotonics Corp.*	449	2,622
Axcelis Technologies, Inc.*	2,493	2,618
Numerex Corp. — Class A*	229	2,595
Tessco Technologies, Inc.	120	2,540
AXT, Inc.*	751	2,538
Westell Technologies, Inc. — Class A*	1,130	2,418
PC Connection, Inc.	209	2,406
Key Tronic Corp.*	240	2,381
Hackett Group, Inc.*	565	2,362
GSI Technology, Inc.*	475	2,351
TeleNav, Inc.*	386	2,304
ANADIGICS, Inc.*	1,633	2,270
Intermolecular, Inc.*	319	2,265
Proofpoint, Inc.*	150	2,228
STR Holdings, Inc.*	706	2,189
TechTarget, Inc.*	357	2,110
Innodata, Inc.*	510	2,066
EPAM Systems, Inc.*	109	2,064
Marchex, Inc. — Class B	527	2,013
Neonode, Inc.*	520	1,960
Radisys Corp.*	535	1,926
QAD, Inc. — Class A*	140	1,901
Carbonite, Inc.*	263	1,844
M/A-COM Technology Solutions Holdings, Inc.*	140	1,778
AVG Technologies N.V.*	183	1,757
FalconStor Software, Inc.*	731	1,718
Aware, Inc.	270	1,701

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Spark Networks, Inc.*	270	$1,652
Brightcove, Inc.*	137	1,600
Viasystems Group, Inc.*	90	1,557
Mattersight Corp.*	240	1,421
Mattson Technology, Inc.*	1,360	1,319
MeetMe, Inc.*	426	1,214
Synacor, Inc.*	160	1,213
Sapiens International Corporation N.V.*	320	1,165
Audience, Inc.*	140	868
Envivio, Inc.*	180	396
Ambient Corp.*	60	316
Total Information Technology		4,764,173
Industrials - 10.0%
Genesee & Wyoming, Inc. — Class A*	937	62,648
Acuity Brands, Inc.	986	62,403
Alaska Air Group, Inc.*	1,654	57,988
Dollar Thrifty Automotive Group, Inc.*	654	56,852
Hexcel Corp.*	2,307	55,413
Woodward, Inc.	1,606	54,572
Teledyne Technologies, Inc.*	849	53,818
Robbins & Myers, Inc.	893	53,222
CLARCOR, Inc.	1,164	51,949
AO Smith Corp.	900	51,786
Watsco, Inc.	682	51,688
Chart Industries, Inc.*	690	50,957
Middleby Corp.*	437	50,535
Old Dominion Freight Line, Inc.*	1,647	49,674
Actuant Corp. — Class A	1,687	48,282
HEICO Corp.	1,224	47,357
EMCOR Group, Inc.	1,546	44,122
Corporate Executive Board Co.	779	41,777
Portfolio Recovery Associates, Inc.*	392	40,937
Applied Industrial Technologies, Inc.	980	40,601
Esterline Technologies Corp.*	714	40,084
Moog, Inc. — Class A*	1,054	39,915
Geo Group, Inc.	1,427	39,485
US Airways Group, Inc.*	3,767	39,403
EnerSys, Inc.*	1,108	39,101
Belden, Inc.	1,059	39,056
Tetra Tech, Inc.*	1,467	38,523
Advisory Board Co.*	793	37,929
Avis Budget Group, Inc.*	2,462	37,866
USG Corp.*	1,714	37,623
Deluxe Corp.	1,185	36,213
Curtiss-Wright Corp.	1,091	35,676
Healthcare Services Group, Inc.	1,558	35,630
Brady Corp. — Class A	1,138	33,321
Franklin Electric Company, Inc.	544	32,907
Atlas Air Worldwide Holdings, Inc.*	617	31,856
Acacia Research Corp.*	1,156	31,686
Barnes Group, Inc.	1,257	31,438
Beacon Roofing Supply, Inc.*	1,085	30,923
Mueller Industries, Inc.	628	28,555
Brink’s Co.	1,094	28,105
HNI Corp.	1,054	26,887
MasTec, Inc.*	1,356	26,713
Simpson Manufacturing Company, Inc.	923	26,416
Herman Miller, Inc.	1,355	26,340
JetBlue Airways Corp.*	5,426	25,991
FTI Consulting, Inc.*	971	25,906
Watts Water Technologies, Inc. — Class A	684	25,876
Granite Construction, Inc.	896	25,733
Hub Group, Inc. — Class A*	858	25,465
RBC Bearings, Inc.*	516	24,820
Raven Industries, Inc.	838	24,662
United Stationers, Inc.	947	24,641
ESCO Technologies, Inc.	619	24,048
Mine Safety Appliances Co.	636	23,704
ABM Industries, Inc.	1,247	23,606
II-VI, Inc.*	1,223	23,261
TAL International Group, Inc.	675	22,937
Seaboard Corp.*	10	22,601
AZZ, Inc.	586	22,256
UniFirst Corp.	331	22,107
Werner Enterprises, Inc.	1,029	21,990
Allegiant Travel Co. — Class A*	347	21,986
Kaman Corp.	608	21,803
Lindsay Corp.	294	21,159
Briggs & Stratton Corp.	1,130	21,097
Amerco, Inc.	197	20,953
Forward Air Corp.	676	20,557
Orbital Sciences Corp.*	1,368	19,918
On Assignment, Inc.*	999	19,899
Knight Transportation, Inc.	1,340	19,162
Universal Forest Products, Inc.	455	18,901
Tennant Co.	434	18,584
Huron Consulting Group, Inc.*	530	18,455
Cubic Corp.	365	18,272
Interface, Inc. — Class A	1,356	17,913
Trimas Corp.*	742	17,890
Mueller Water Products, Inc. — Class A	3,630	17,787
Exponent, Inc.*	307	17,527
Aegion Corp. — Class A*	908	17,397
Steelcase, Inc. — Class A	1,760	17,336
Titan International, Inc.	977	17,254
EnPro Industries, Inc.*	475	17,105
ACCO Brands Corp.*	2,624	17,030
DigitalGlobe, Inc.*	834	17,005
Korn/Ferry International*	1,107	16,970
Kaydon Corp.	738	16,487
Spirit Airlines, Inc.*	963	16,448
Quanex Building Products Corp.	852	16,052
Swift Transportation Co. — Class A*	1,835	15,818
Knoll, Inc.	1,109	15,471
Aircastle Ltd.	1,360	15,409
AAR Corp.	935	15,353
CIRCOR International, Inc.	404	15,251
McGrath RentCorp	573	14,950
Blount International, Inc.*	1,133	14,910
Heartland Express, Inc.	1,115	14,896
Team, Inc.*	464	14,778
Rush Enterprises, Inc. — Class A*	767	14,772
Mobile Mini, Inc.*	882	14,738
TrueBlue, Inc.*	936	14,714

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Astec Industries, Inc.*	461	$14,572
Encore Capital Group, Inc.*	503	14,215
Albany International Corp. — Class A	642	14,105
American Science & Engineering, Inc.	209	13,712
Ceradyne, Inc.	560	13,681
G&K Services, Inc. — Class A	434	13,589
Navigant Consulting, Inc.*	1,203	13,293
Generac Holdings, Inc.	578	13,230
Insperity, Inc.	524	13,221
GenCorp, Inc.*	1,384	13,134
Resources Connection, Inc.	989	12,966
Apogee Enterprises, Inc.	660	12,949
Standex International Corp.	290	12,891
Encore Wire Corp.	437	12,787
Sun Hydraulics Corp.	480	12,754
SkyWest, Inc.	1,185	12,241
Rexnord Corp.*	670	12,207
Sykes Enterprises, Inc.*	906	12,177
RailAmerica, Inc.*	434	11,922
Cascade Corp.	211	11,550
Wabash National Corp.*	1,587	11,315
Altra Holdings, Inc.	621	11,302
Dycom Industries, Inc.*	781	11,231
Trex Company, Inc.*	322	10,987
Sauer-Danfoss, Inc.	272	10,937
John Bean Technologies Corp.	668	10,908
Griffon Corp.	1,058	10,897
Great Lakes Dredge & Dock Corp.	1,374	10,580
DXP Enterprises, Inc.*	208	9,936
Ennis, Inc.	605	9,928
Viad Corp.	473	9,867
Quad/Graphics, Inc.	581	9,854
Nortek, Inc.*	180	9,851
InnerWorkings, Inc.*	737	9,596
Comfort Systems USA, Inc.	871	9,520
Tutor Perini Corp.*	831	9,507
Meritor, Inc.*	2,241	9,502
Gorman-Rupp Co.	350	9,450
MYR Group, Inc.*	473	9,436
Aerovironment, Inc.*	401	9,411
GeoEye, Inc.*	349	9,224
ICF International, Inc.*	458	9,206
Kimball International, Inc. — Class B	751	9,177
Federal Signal Corp.*	1,444	9,126
Primoris Services Corp.	696	9,083
US Ecology, Inc.	420	9,064
Gibraltar Industries, Inc.*	704	9,025
Layne Christensen Co.*	460	9,021
Textainer Group Holdings Ltd.	288	8,798
Greenbrier Companies, Inc.*	533	8,603
AAON, Inc.	429	8,447
Thermon Group Holdings, Inc.*	336	8,397
Mistras Group, Inc.*	360	8,352
Standard Parking Corp.*	363	8,142
Powell Industries, Inc.*	209	8,082
H&E Equipment Services, Inc.	663	8,036
Titan Machinery, Inc.*	396	8,031
National Presto Industries, Inc.	109	7,944
Kforce, Inc.*	669	7,888
Kelly Services, Inc. — Class A	622	7,837
Taser International, Inc.*	1,292	7,791
Douglas Dynamics, Inc.	515	7,617
Celadon Group, Inc.	467	7,505
Saia, Inc.*	371	7,472
Global Power Equipment Group, Inc.	402	7,433
EnerNOC, Inc.*	572	7,425
Astronics Corp.*	239	7,361
Multi-Color Corp.	310	7,180
Capstone Turbine Corp.*	6,925	6,925
Columbus McKinnon Corp.*	451	6,815
LB Foster Co. — Class A	210	6,791
GP Strategies Corp.*	346	6,685
Hawaiian Holdings, Inc.*	1,181	6,602
Kadant, Inc.*	275	6,377
Marten Transport Ltd.	362	6,360
American Railcar Industries, Inc.*	222	6,291
CAI International, Inc.*	301	6,177
Echo Global Logistics, Inc.*	347	5,951
Aceto Corp.	620	5,859
Lydall, Inc.*	400	5,636
Alamo Group, Inc.	165	5,574
Wesco Aircraft Holdings, Inc.*	406	5,546
Ameresco, Inc. — Class A*	468	5,527
RPX Corp.*	487	5,459
Kratos Defense & Security Solutions, Inc.*	934	5,455
KEYW Holding Corp.*	436	5,450
Builders FirstSource, Inc.*	1,045	5,424
Air Transport Services Group, Inc.*	1,229	5,408
Northwest Pipe Co.*	219	5,398
Odyssey Marine Exploration, Inc.*	1,702	5,378
CDI Corp.	314	5,347
CBIZ, Inc.*	880	5,298
Heidrick & Struggles International, Inc.	415	5,287
Republic Airways Holdings, Inc.*	1,122	5,195
Accuride Corp.*	1,099	5,121
XPO Logistics, Inc.*	410	5,018
EnergySolutions, Inc.*	1,835	5,010
Furmanite Corp.*	865	4,913
FreightCar America, Inc.	276	4,910
Roadrunner Transportation Systems, Inc.*	301	4,870
Zipcar, Inc.*	620	4,824
Insteel Industries, Inc.	406	4,762
Consolidated Graphics, Inc.*	182	4,748
SeaCube Container Leasing Ltd.	252	4,725
Michael Baker Corp.*	196	4,677
Orion Marine Group, Inc.*	627	4,659
Arkansas Best Corp.	587	4,649
Dynamic Materials Corp.	308	4,626
Quality Distribution, Inc.*	500	4,625
Houston Wire & Cable Co.	413	4,444
American Woodmark Corp.*	222	4,433
Park-Ohio Holdings Corp.*	203	4,399
Barrett Business Services, Inc.	157	4,255
LMI Aerospace, Inc.*	208	4,252

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Graham Corp.	234	$4,228
NCI Building Systems, Inc.*	419	4,203
Commercial Vehicle Group, Inc.*	570	4,190
Flow International Corp.*	1,114	4,122
Patriot Transportation Holding, Inc.*	147	4,098
CRA International, Inc.*	237	4,095
Pendrell Corp.*	3,594	4,061
Miller Industries, Inc.	253	4,061
Argan, Inc.	228	3,979
PMFG, Inc.*	479	3,875
Dolan Co.*	712	3,831
Proto Labs, Inc.*	113	3,822
Franklin Covey Co.*	318	3,816
American Superconductor Corp.*	907	3,764
Sterling Construction Company, Inc.*	377	3,762
Acorn Energy, Inc.	410	3,657
American Reprographics Co.*	850	3,630
Schawk, Inc. — Class A	278	3,628
Ampco-Pittsburgh Corp.	196	3,616
Swisher Hygiene, Inc.*,1	2,614	3,607
Twin Disc, Inc.	195	3,491
Hurco Companies, Inc.*	152	3,478
Heritage-Crystal Clean, Inc.*	173	3,434
Hudson Global, Inc.*	768	3,425
NN, Inc.*	394	3,345
Pacer International, Inc.*	810	3,224
Pike Electric Corp.*	398	3,164
FuelCell Energy, Inc.*	3,515	3,093
Rand Logistics, Inc.*	410	3,087
Met-Pro Corp.	341	3,052
Vicor Corp.	457	3,048
LSI Industries, Inc.	448	3,020
Energy Recovery, Inc.*	1,019	3,016
TMS International Corp. — Class A*	301	2,980
Courier Corp.	237	2,896
Cenveo, Inc.*	1,255	2,874
Preformed Line Products Co.	51	2,770
Hardinge, Inc.	270	2,768
Asset Acceptance Capital Corp.*	370	2,760
Edgen Group, Inc. — Class A*	350	2,713
Genco Shipping & Trading Ltd.*	725	2,668
TRC Companies, Inc.*	351	2,640
Eastern Co.	140	2,624
WageWorks, Inc.*	150	2,618
Casella Waste Systems, Inc. — Class A*	601	2,572
Asta Funding, Inc.	260	2,441
Metalico, Inc.*	928	2,376
VSE Corp.	97	2,376
Hill International, Inc.*	530	2,311
Intersections, Inc.	210	2,213
AT Cross Co. — Class A*	221	2,203
API Technologies Corp.*	750	2,153
International Shipholding Corp.	125	2,109
Coleman Cable, Inc.	205	1,976
Universal Truckload Services, Inc.	122	1,948
Sypris Solutions, Inc.	250	1,785
NL Industries, Inc.	153	1,758
CECO Environmental Corp.	170	1,661
CPI Aerostructures, Inc.*	150	1,626
Willis Lease Finance Corp.*	130	1,604
PGT, Inc.*	450	1,476
Patrick Industries, Inc.*	90	1,392
BlueLinx Holdings, Inc.*	560	1,310
SIFCO Industries, Inc.	60	1,092
Enphase Energy, Inc.*	180	745
Omega Flex, Inc.*	66	700
A123 Systems, Inc.*	2,611	653
Compx International, Inc.	27	410
Total Industrials		4,103,579
Consumer Discretionary - 9.5%
Cabela’s, Inc.*	1,081	59,109
Six Flags Entertainment Corp.	921	54,154
Domino’s Pizza, Inc.	1,341	50,555
Wolverine World Wide, Inc.	1,130	50,138
Warnaco Group, Inc.*	956	49,616
Sotheby’s	1,570	49,454
Rent-A-Center, Inc. — Class A	1,376	48,270
Vail Resorts, Inc.	835	48,137
Brunswick Corp.	2,068	46,798
Pool Corp.	1,102	45,821
Life Time Fitness, Inc.*	990	45,283
Cheesecake Factory, Inc.	1,253	44,795
HSN, Inc.	879	43,115
ANN, Inc.*	1,128	42,560
Pier 1 Imports, Inc.	2,253	42,221
Dana Holding Corp.	3,428	42,164
Select Comfort Corp.*	1,315	41,488
Men’s Wearhouse, Inc.	1,180	40,628
Vitamin Shoppe, Inc.*	686	40,008
Steven Madden Ltd.*	909	39,741
Tenneco, Inc.*	1,407	39,396
Genesco, Inc.*	567	37,836
Buffalo Wild Wings, Inc.*	426	36,525
Hibbett Sports, Inc.*	614	36,502
MDC Holdings, Inc.	883	34,004
Crocs, Inc.*	2,085	33,798
Children’s Place Retail Stores, Inc.*	560	33,600
Coinstar, Inc.*	729	32,790
Lumber Liquidators Holdings, Inc.*	641	32,486
Fifth & Pacific Companies, Inc.*	2,519	32,193
Group 1 Automotive, Inc.	531	31,982
Jos. A. Bank Clothiers, Inc.*	647	31,367
Ryland Group, Inc.	1,030	30,900
New York Times Co. — Class A*	3,162	30,862
Express, Inc.*	2,075	30,752
Collective Brands, Inc.*	1,410	30,611
Iconix Brand Group, Inc.*	1,648	30,060
Lions Gate Entertainment Corp.*	1,965	30,005
Cracker Barrel Old Country Store, Inc.	446	29,931
Penske Automotive Group, Inc.	989	29,759
Meredith Corp.	844	29,540
Buckle, Inc.	647	29,393
Jack in the Box, Inc.*	1,023	28,757
Ryman Hospitality Properties*	724	28,621

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Live Nation Entertainment, Inc.*	3,250	$27,983
Cooper Tire & Rubber Co.	1,450	27,811
Meritage Homes Corp.*	714	27,153
Finish Line, Inc. — Class A	1,174	26,697
Saks, Inc.*,1	2,552	26,311
Bob Evans Farms, Inc.	672	26,295
Shutterfly, Inc.*	831	25,860
BJ’s Restaurants, Inc.*	567	25,713
KB Home	1,787	25,643
Aeropostale, Inc.*	1,881	25,450
Monro Muffler Brake, Inc.	717	25,231
Texas Roadhouse, Inc. — Class A	1,449	24,778
Francesca’s Holdings Corp.*	802	24,645
Jones Group, Inc.	1,908	24,556
Regis Corp.	1,332	24,482
Valassis Communications, Inc.*	991	24,468
Helen of Troy Ltd.*	740	23,554
Hillenbrand, Inc.	1,283	23,338
Arbitron, Inc.	611	23,157
Peet’s Coffee & Tea, Inc.*	311	22,809
Marriott Vacations Worldwide Corp.*	620	22,332
Papa John’s International, Inc.*	418	22,325
Sturm Ruger & Company, Inc.	446	22,073
Grand Canyon Education, Inc.*	929	21,860
National CineMedia, Inc.	1,298	21,248
WMS Industries, Inc.*	1,280	20,965
Shuffle Master, Inc.*	1,270	20,078
Orient-Express Hotels Ltd. — Class A*	2,249	20,016
DineEquity, Inc.*	350	19,600
Matthews International Corp. — Class A	655	19,532
Churchill Downs, Inc.	304	19,067
Cato Corp. — Class A	640	19,014
Scholastic Corp.	598	19,004
Oxford Industries, Inc.	325	18,346
International Speedway Corp. — Class A	642	18,214
Asbury Automotive Group, Inc.*	643	17,972
Skechers U.S.A., Inc. — Class A*	878	17,911
Strayer Education, Inc.	278	17,889
Ascent Capital Group, Inc. — Class A*	331	17,877
Dorman Products, Inc.*	566	17,835
Sonic Automotive, Inc. — Class A	938	17,803
Pinnacle Entertainment, Inc.*	1,446	17,714
La-Z-Boy, Inc.*	1,196	17,497
American Axle & Manufacturing
Holdings, Inc.*	1,549	17,457
Standard Pacific Corp.*	2,518	17,022
Belo Corp. — Class A	2,168	16,975
Interval Leisure Group, Inc.	895	16,942
Office Depot, Inc.*	6,581	16,847
Lithia Motors, Inc. — Class A	502	16,722
Smith & Wesson Holding Corp.*	1,504	16,559
Steiner Leisure Ltd.*	350	16,293
Brown Shoe Company, Inc.	992	15,902
NACCO Industries, Inc. — Class A	126	15,802
OfficeMax, Inc.	2,006	15,667
American Public Education, Inc.*	421	15,337
Columbia Sportswear Co.	281	15,174
Stage Stores, Inc.	710	14,953
Stewart Enterprises, Inc. — Class A	1,736	14,574
iRobot Corp.*	639	14,544
Sonic Corp.*	1,409	14,470
Zumiez, Inc.*	511	14,170
G-III Apparel Group Ltd.*	388	13,929
Movado Group, Inc.	409	13,791
AFC Enterprises, Inc.*	560	13,776
American Greetings Corp. — Class A1	811	13,624
Drew Industries, Inc.*	449	13,564
Ameristar Casinos, Inc.	762	13,564
Sinclair Broadcast Group, Inc. — Class A	1,166	13,071
True Religion Apparel, Inc.	600	12,798
Core-Mark Holding Company, Inc.	265	12,749
CEC Entertainment, Inc.	423	12,741
K12, Inc.*	619	12,504
Pep Boys-Manny Moe & Jack	1,222	12,440
Ethan Allen Interiors, Inc.	559	12,253
Fred’s, Inc. — Class A	856	12,181
Arctic Cat, Inc.*	292	12,106
Blue Nile, Inc.*	325	12,053
Tumi Holdings, Inc.*	500	11,770
rue21, Inc.*	363	11,307
Maidenform Brands, Inc.*	544	11,141
Red Robin Gourmet Burgers, Inc.*	342	11,136
Capella Education Co.*	315	11,044
Vera Bradley, Inc.*	462	11,019
Krispy Kreme Doughnuts, Inc.*	1,379	10,935
Scientific Games Corp. — Class A*	1,313	10,859
Denny’s Corp.*	2,232	10,825
Ruby Tuesday, Inc.*	1,479	10,723
LeapFrog Enterprises, Inc. — Class A*	1,172	10,571
Biglari Holdings, Inc.*	28	10,222
Beazer Homes USA, Inc.*	2,861	10,157
Quiksilver, Inc.*	3,033	10,070
Multimedia Games Holding Company, Inc.*	633	9,957
Callaway Golf Co.	1,505	9,241
Boyd Gaming Corp.*	1,293	9,129
Superior Industries International, Inc.	531	9,075
JAKKS Pacific, Inc.	601	8,757
Winnebago Industries, Inc.*	677	8,551
Hot Topic, Inc.	982	8,543
Gentherm, Inc.*	684	8,509
M/I Homes, Inc.*	437	8,452
Standard Motor Products, Inc.	458	8,436
Barnes & Noble, Inc.*	656	8,384
America’s Car-Mart, Inc.*	183	8,321
Conn’s, Inc.*	365	8,048
Hovnanian Enterprises, Inc. — Class A*	2,313	8,003
Modine Manufacturing Co.*	1,082	7,985
Shoe Carnival, Inc.	330	7,765
Fisher Communications, Inc.*	207	7,609
Libbey, Inc.*	477	7,527
EW Scripps Co. — Class A*	696	7,412
Cavco Industries, Inc.*	161	7,388
Digital Generation, Inc.*	640	7,270
MDC Partners, Inc. — Class A	589	7,268

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Harte-Hanks, Inc.	1,035	$7,173
Mattress Firm Holding Corp.*	252	7,094
NutriSystem, Inc.	656	6,908
Universal Technical Institute, Inc.	501	6,864
Caribou Coffee Company, Inc.*	486	6,673
Bravo Brio Restaurant Group, Inc.*	457	6,649
Town Sports International Holdings, Inc.*	535	6,618
Wet Seal, Inc. — Class A*	2,097	6,606
Tuesday Morning Corp.*	975	6,386
Blyth, Inc.	238	6,186
Haverty Furniture Companies, Inc.	441	6,121
Universal Electronics, Inc.*	346	6,082
Perry Ellis International, Inc.*	275	6,064
Fiesta Restaurant Group, Inc.*	373	5,920
Destination Maternity Corp.	312	5,834
Caesars Entertainment Corp.*	857	5,828
Fuel Systems Solutions, Inc.*	337	5,793
Exide Technologies*	1,815	5,627
Central European Media Enterprises
Ltd. — Class A*	855	5,566
RadioShack Corp.[1]	2,310	5,498
Stein Mart, Inc.*	633	5,387
Ruth’s Hospitality Group, Inc.*	821	5,230
Journal Communications, Inc. — Class A*	999	5,195
Skullcandy, Inc.*,1	377	5,184
Marcus Corp.	459	5,095
Zagg, Inc.*	594	5,067
World Wrestling Entertainment,
Inc. — Class A	626	5,039
PetMed Express, Inc.	472	4,739
CSS Industries, Inc.	225	4,624
Carmike Cinemas, Inc.*	410	4,613
Career Education Corp.*	1,200	4,524
Casual Male Retail Group, Inc.*	971	4,496
Corinthian Colleges, Inc.*	1,814	4,317
Citi Trends, Inc.*	343	4,306
Black Diamond, Inc.*	482	4,227
Unifi, Inc.*	321	4,115
Speedway Motorsports, Inc.	267	4,112
Bridgepoint Education, Inc.*	404	4,101
bebe stores, Inc.	853	4,094
Body Central Corp.*	378	3,950
Spartan Motors, Inc.	790	3,950
Federal-Mogul Corp.*	430	3,935
MarineMax, Inc.*	474	3,929
Entercom Communications
Corp. — Class A*	570	3,910
Steinway Musical Instruments, Inc.*	160	3,898
Big 5 Sporting Goods Corp.	389	3,871
Tilly’s, Inc. — Class A*	210	3,849
Weyco Group, Inc.	154	3,750
Mac-Gray Corp.	278	3,728
West Marine, Inc.*	350	3,721
Gordmans Stores, Inc.*	200	3,690
Rentrak Corp.*	217	3,674
Carriage Services, Inc. — Class A	370	3,578
Cumulus Media, Inc. — Class A*	1,304	3,573
Jamba, Inc.*	1,560	3,479
Vitacost.com, Inc.*	510	3,458
Isle of Capri Casinos, Inc.*	487	3,385
Kirkland’s, Inc.*	335	3,327
Saga Communications, Inc. — Class A*	81	3,282
Morgans Hotel Group Co.*	508	3,261
Hooker Furniture Corp.	250	3,248
Bassett Furniture Industries, Inc.	260	3,237
Stoneridge, Inc.*	648	3,221
VOXX International Corp. — Class A*	424	3,172
Luby’s, Inc.*	466	3,136
LIN TV Corp. — Class A*	706	3,106
Systemax, Inc.*	259	3,059
RG Barry Corp.	206	3,036
McClatchy Co. — Class A*	1,342	2,993
ReachLocal, Inc.*	237	2,972
Johnson Outdoors, Inc. — Class A*	135	2,888
Global Sources Ltd.*	438	2,873
Winmark Corp.	53	2,866
Cherokee, Inc.	195	2,839
Nexstar Broadcasting Group,
Inc. — Class A*	267	2,836
Overstock.com, Inc.*	267	2,766
Bon-Ton Stores, Inc.	291	2,765
Teavana Holdings, Inc.*	208	2,712
Lifetime Brands, Inc.	224	2,668
Sealy Corp.*	1,167	2,544
Outdoor Channel Holdings, Inc.	346	2,519
hhgregg, Inc.*	363	2,505
Einstein Noah Restaurant Group, Inc.	138	2,441
New York & Company, Inc.*	632	2,370
Culp, Inc.	200	2,352
Reading International, Inc. — Class A*	390	2,301
1-800-Flowers.com, Inc. — Class A*	609	2,272
Delta Apparel, Inc.*	163	2,245
Lincoln Educational Services Corp.	526	2,209
MTR Gaming Group, Inc.*	520	2,189
K-Swiss, Inc. — Class A*	616	2,113
Ignite Restaurant Group, Inc.*	150	2,091
Bluegreen Corp.*	330	2,072
Flexsteel Industries, Inc.	100	2,070
Carrols Restaurant Group, Inc.*	353	2,033
Red Lion Hotels Corp.*	321	2,006
Martha Stewart Living
Omnimedia — Class A	644	1,977
Education Management Corp.*	621	1,931
Geeknet, Inc.*	99	1,916
Nathan’s Famous, Inc.*	60	1,887
Daily Journal Corp.*	20	1,875
Monarch Casino & Resort, Inc.*	207	1,803
Collectors Universe, Inc.	120	1,684
Entravision Communications
Corp. — Class A	1,176	1,576
Shiloh Industries, Inc.	133	1,492
Premier Exhibitions, Inc.*	600	1,422
Marine Products Corp.	238	1,418
Frisch’s Restaurants, Inc.	70	1,390

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Orbitz Worldwide, Inc.*	534	$1,362
Crown Media Holdings, Inc. — Class A*	801	1,338
Salem Communications Corp. — Class A	230	1,205
National American University
Holdings, Inc.	237	1,185
US Auto Parts Network, Inc.*	341	1,180
CafePress, Inc.*	110	1,002
Tower International, Inc.*	128	987
Perfumania Holdings, Inc.*	120	864
Orchard Supply Hardware Stores
Corp. — Class A*	40	579
Beasley Broadcasting Group,
Inc. — Class A*	100	488
Value Line, Inc.	28	273
Dial Global, Inc.*	98	266
Total Consumer Discretionary		3,890,772
Health Care - 9.1%
Pharmacyclics, Inc.*	1,266	81,658
athenahealth, Inc.*	830	76,169
Cubist Pharmaceuticals, Inc.*	1,465	69,851
HMS Holdings Corp.*	1,993	66,626
Align Technology, Inc.*	1,670	61,741
Seattle Genetics, Inc.*,1	2,205	59,425
Alkermes plc*	2,843	58,992
Medicis Pharmaceutical Corp. — Class A	1,338	57,895
WellCare Health Plans, Inc.*	998	56,437
Jazz Pharmaceuticals plc*	966	55,072
HealthSouth Corp.*	2,221	53,436
Cepheid, Inc.*	1,517	52,352
ViroPharma, Inc.*	1,616	48,836
STERIS Corp.	1,340	47,529
Haemonetics Corp.*	587	47,077
Centene Corp.*	1,190	44,518
Owens & Minor, Inc.	1,476	44,103
PAREXEL International Corp.*	1,392	42,819
Par Pharmaceutical Companies, Inc.*	848	42,383
West Pharmaceutical Services, Inc.	790	41,925
Vivus, Inc.*	2,310	41,164
Impax Laboratories, Inc.*	1,558	40,446
Arena Pharmaceuticals, Inc.*	4,577	38,081
Theravance, Inc.*	1,409	36,507
Air Methods Corp.*	298	35,572
Volcano Corp.*	1,237	35,340
Cyberonics, Inc.*	641	33,600
Medicines Co.*	1,279	33,011
Isis Pharmaceuticals, Inc.*,1	2,329	32,769
Magellan Health Services, Inc.*	630	32,514
MWI Veterinary Supply, Inc.*	294	31,364
Chemed Corp.	446	30,903
HeartWare International, Inc.*	326	30,804
Nektar Therapeutics*	2,663	28,441
Immunogen, Inc.*	1,935	28,251
Masimo Corp.*	1,158	28,000
Auxilium Pharmaceuticals, Inc.*	1,122	27,444
PSS World Medical, Inc.*	1,172	26,698
PDL BioPharma, Inc.	3,244	24,946
Insulet Corp.*	1,113	24,019
MedAssets, Inc.*	1,348	23,994
DexCom, Inc.*	1,592	23,928
Acorda Therapeutics, Inc.*	926	23,715
Neogen Corp.*	546	23,314
NuVasive, Inc.*	1,005	23,025
Questcor Pharmaceuticals, Inc.*,1	1,243	22,996
Hanger, Inc.*	787	22,453
Ironwood Pharmaceuticals,
Inc. — Class A*	1,745	22,301
Analogic Corp.	280	21,888
Medidata Solutions, Inc.*	520	21,580
Amsurg Corp. — Class A*	737	20,916
ArthroCare Corp.*	642	20,801
Alnylam Pharmaceuticals, Inc.*	1,075	20,199
Wright Medical Group, Inc.*	910	20,120
Orthofix International N.V.*	433	19,377
Dynavax Technologies Corp.*	4,041	19,235
Sunrise Senior Living, Inc.*	1,347	19,222
Luminex Corp.*	969	18,837
Integra LifeSciences Holdings Corp.*	456	18,742
CONMED Corp.	653	18,611
NPS Pharmaceuticals, Inc.*	2,000	18,500
Meridian Bioscience, Inc.	954	18,298
Abaxis, Inc.*	503	18,068
Team Health Holdings, Inc.*	663	17,987
Endologix, Inc.*	1,286	17,773
IPC The Hospitalist Company, Inc.*	387	17,686
Affymax, Inc.*	835	17,585
Molina Healthcare, Inc.*	699	17,580
ICU Medical, Inc.*	289	17,479
Akorn, Inc.*	1,315	17,384
Dendreon Corp.*,1	3,570	17,243
Rigel Pharmaceuticals, Inc.*	1,656	16,974
Quality Systems, Inc.	914	16,955
Exelixis, Inc.*	3,445	16,605
ABIOMED, Inc.*	778	16,330
Bio-Reference Labs, Inc.*	571	16,319
Spectrum Pharmaceuticals, Inc.*	1,385	16,205
Momenta Pharmaceuticals, Inc.*	1,089	15,867
Halozyme Therapeutics, Inc.*	2,085	15,763
Optimer Pharmaceuticals, Inc.*	1,090	15,391
NxStage Medical, Inc.*	1,146	15,139
Emeritus Corp.*	715	14,972
Conceptus, Inc.*	732	14,867
MAKO Surgical Corp.*	840	14,624
Exact Sciences Corp.*	1,328	14,621
Merit Medical Systems, Inc.*	978	14,602
Accretive Health, Inc.*	1,303	14,541
Computer Programs & Systems, Inc.	258	14,332
Kindred Healthcare, Inc.*	1,229	13,986
OraSure Technologies, Inc.*	1,254	13,944
InterMune, Inc.*	1,519	13,625
Cantel Medical Corp.	493	13,350
Greatbatch, Inc.*	546	13,284
Landauer, Inc.	222	13,258
Genomic Health, Inc.*	375	13,009
Achillion Pharmaceuticals, Inc.*	1,238	12,888

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Synageva BioPharma Corp.*	240	$12,823
HealthStream, Inc.*	450	12,807
Acadia Healthcare Company, Inc.*	530	12,641
Ensign Group, Inc.	405	12,395
Quidel Corp.*	651	12,323
Neurocrine Biosciences, Inc.*	1,535	12,249
Array BioPharma, Inc.*	2,072	12,142
National Healthcare Corp.	249	11,887
Accuray, Inc.*	1,655	11,717
Spectranetics Corp.*	791	11,667
Santarus, Inc.*	1,274	11,313
Omnicell, Inc.*	774	10,759
Lexicon Pharmaceuticals, Inc.*	4,610	10,695
Infinity Pharmaceuticals, Inc.*	449	10,574
Invacare Corp.	739	10,449
Opko Health, Inc.*,1	2,482	10,375
ExamWorks Group, Inc.*	678	10,116
AVANIR Pharmaceuticals, Inc. — Class A*	3,144	10,061
Amedisys, Inc.*	696	9,612
AMN Healthcare Services, Inc.*	947	9,527
Metropolitan Health Networks, Inc.*	1,020	9,527
XenoPort, Inc.*	828	9,489
AVEO Pharmaceuticals, Inc.*	902	9,390
Sequenom, Inc.*	2,657	9,379
Capital Senior Living Corp.*	648	9,377
Triple-S Management Corp. — Class B*	447	9,342
BioScrip, Inc.*	1,015	9,247
Antares Pharma, Inc.*,1	2,116	9,226
Select Medical Holdings Corp.*	810	9,096
Vanguard Health Systems, Inc.*	734	9,080
Healthways, Inc.*	770	9,017
MAP Pharmaceuticals, Inc.*	578	8,999
Natus Medical, Inc.*	687	8,979
Atrion Corp.	40	8,860
AMAG Pharmaceuticals, Inc.*	499	8,852
PharMerica Corp.*	687	8,697
Aegerion Pharmaceuticals, Inc.*	584	8,655
Celldex Therapeutics, Inc.*	1,359	8,562
Emergent Biosolutions, Inc.*	599	8,512
ZIOPHARM Oncology, Inc.*	1,547	8,431
Symmetry Medical, Inc.*	849	8,397
Fluidigm Corp.*	479	8,143
Universal American Corp.*	876	8,094
Cambrex Corp.*	689	8,082
Hi-Tech Pharmacal Company, Inc.*	244	8,079
Orexigen Therapeutics, Inc.*	1,400	7,994
Gentiva Health Services, Inc.*	706	7,992
Idenix Pharmaceuticals, Inc.*	1,730	7,906
Depomed, Inc.*	1,297	7,665
US Physical Therapy, Inc.	277	7,654
Vical, Inc.*	1,759	7,599
Curis, Inc.*	1,832	7,584
MannKind Corp.*,1	2,621	7,548
Threshold Pharmaceuticals, Inc.*	1,040	7,530
Sangamo Biosciences, Inc.*	1,219	7,412
Pacira Pharmaceuticals, Inc.*	424	7,378
SciClone Pharmaceuticals, Inc.*	1,316	7,304
IRIS International, Inc.*	365	7,125
SurModics, Inc.*	351	7,097
Affymetrix, Inc.*	1,638	7,093
Arqule, Inc.*	1,367	6,985
AngioDynamics, Inc.*	571	6,966
Ligand Pharmaceuticals, Inc. — Class B*	404	6,929
Endocyte, Inc.*	685	6,829
Oncothyreon, Inc.*	1,326	6,816
Enzon Pharmaceuticals, Inc.*	977	6,800
LHC Group, Inc.*	365	6,742
Tornier N.V.*	352	6,670
Astex Pharmaceuticals*	2,159	6,628
Synta Pharmaceuticals Corp.*	864	6,584
Clovis Oncology, Inc.*	320	6,544
Staar Surgical Co.*	847	6,403
Raptor Pharmaceutical Corp.*	1,136	6,316
Corvel Corp.*	140	6,265
Navidea Biopharmaceuticals, Inc.*,1	2,240	6,160
Dyax Corp.*	2,292	5,959
Cynosure, Inc. — Class A*	223	5,883
XOMA Corp.*	1,580	5,830
Unilife Corp.*	1,868	5,828
Novavax, Inc.*	2,685	5,800
Omeros Corp.*	600	5,640
Vascular Solutions, Inc.*	377	5,583
Cytori Therapeutics, Inc.*	1,264	5,574
Cadence Pharmaceuticals, Inc.*	1,397	5,476
RTI Biologics, Inc.*	1,300	5,421
Immunomedics, Inc.*	1,532	5,377
Obagi Medical Products, Inc.*	433	5,374
Merge Healthcare, Inc.*	1,368	5,239
Geron Corp.*	3,069	5,217
Repros Therapeutics, Inc.*	340	5,178
Epocrates, Inc.*	436	5,079
Five Star Quality Care, Inc.*	984	5,028
Sun Healthcare Group, Inc.*	591	5,003
Vocera Communications, Inc.*	160	4,946
Young Innovations, Inc.	126	4,927
BioCryst Pharmaceuticals, Inc.*	1,138	4,825
NewLink Genetics Corp.*	295	4,788
OncoGenex Pharmaceutical, Inc.*	336	4,761
Keryx Biopharmaceuticals, Inc.*	1,650	4,653
Synergy Pharmaceuticals, Inc.*	950	4,541
Cardiovascular Systems, Inc.*	389	4,497
Solta Medical, Inc.*	1,429	4,487
Pain Therapeutics, Inc.*	877	4,429
Cerus Corp.*	1,263	4,294
CryoLife, Inc.	639	4,294
Repligen Corp.*	720	4,291
Palomar Medical Technologies, Inc.*	450	4,248
PhotoMedex, Inc.*	300	4,218
Osiris Therapeutics, Inc.*	378	4,177
Pozen, Inc.*	615	4,077
Anika Therapeutics, Inc.*	270	4,055
Almost Family, Inc.*	190	4,043
Providence Service Corp.*	306	3,975
Rockwell Medical Technologies, Inc.*	484	3,954
Amicus Therapeutics, Inc.*	701	3,645
Sunesis Pharmaceuticals, Inc.*	627	3,543

82 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Dusa Pharmaceuticals, Inc.*	517	$3,510
Exactech, Inc.*	196	3,495
Sagent Pharmaceuticals, Inc.*	216	3,445
Assisted Living Concepts, Inc. — Class A	445	3,395
Zogenix, Inc.*	1,261	3,354
Trius Therapeutics, Inc.*	575	3,352
Discovery Laboratories, Inc.*	1,010	3,313
Merrimack Pharmaceuticals, Inc.*	350	3,283
Greenway Medical Technologies*	188	3,215
Furiex Pharmaceuticals, Inc.*	168	3,205
Corcept Therapeutics, Inc.*	1,137	3,172
BioDelivery Sciences International, Inc.*	490	3,097
Targacept, Inc.*	629	3,076
Cross Country Healthcare, Inc.*	635	2,997
Biotime, Inc.*	703	2,953
Rochester Medical Corp.*	250	2,953
Skilled Healthcare Group, Inc. — Class A*	446	2,868
GTx, Inc.*	618	2,830
National Research Corp.	56	2,815
Chindex International, Inc.*	272	2,810
Utah Medical Products, Inc.	80	2,719
Vanda Pharmaceuticals, Inc.*	653	2,632
SIGA Technologies, Inc.*	814	2,605
ImmunoCellular Therapeutics Ltd.*	920	2,585
AtriCure, Inc.*	341	2,537
Hansen Medical, Inc.*	1,277	2,490
Agenus, Inc.*	530	2,443
Harvard Bioscience, Inc.*	576	2,436
Ampio Pharmaceuticals, Inc.*	591	2,305
Biospecifics Technologies Corp.*	113	2,194
Zeltiq Aesthetics, Inc.*	389	2,194
Anacor Pharmaceuticals, Inc.*	332	2,185
Derma Sciences, Inc.*	210	2,180
EnteroMedics, Inc.*	590	2,154
Coronado Biosciences, Inc.*	410	2,132
Alphatec Holdings, Inc.*	1,267	2,091
Progenics Pharmaceuticals, Inc.*	706	2,026
Codexis, Inc.*	609	1,845
PDI, Inc.*	230	1,833
Lannett Company, Inc.*	375	1,811
Cumberland Pharmaceuticals, Inc.*	280	1,809
Mediware Information Systems*	80	1,753
Maxygen, Inc.	642	1,695
Horizon Pharma, Inc.*	487	1,690
Pacific Biosciences of California, Inc.*	858	1,570
Transcept Pharmaceuticals, Inc.*	295	1,566
Pernix Therapeutics Holdings*	206	1,535
ChemoCentryx, Inc.*	125	1,454
Verastem, Inc.*	142	1,333
Sucampo Pharmaceuticals,
Inc. — Class A*	251	1,263
Ventrus Biosciences, Inc.*	290	1,038
Cornerstone Therapeutics, Inc.*	199	1,021
BG Medicine, Inc.*	254	935
Supernus Pharmaceuticals, Inc.*	80	924
Cempra, Inc.*	98	730
Acura Pharmaceuticals, Inc.*	277	482
Biolase, Inc.*	1	2
Total Health Care		3,728,660
Energy - 4.2%
Dril-Quip, Inc.*	934	67,136
Energy XXI Bermuda Ltd.	1,832	64,028
Rosetta Resources, Inc.*	1,226	58,725
Kodiak Oil & Gas Corp.*	6,114	57,227
Oasis Petroleum, Inc.*	1,853	54,608
Berry Petroleum Co. — Class A	1,215	49,365
Helix Energy Solutions Group, Inc.*	2,446	44,688
Bristow Group, Inc.	830	41,957
Lufkin Industries, Inc.	776	41,764
Gulfport Energy Corp.*	1,288	40,263
SemGroup Corp. — Class A*	973	35,856
Western Refining, Inc.	1,328	34,766
Targa Resources Corp.	677	34,080
Arch Coal, Inc.	4,920	31,144
Exterran Holdings, Inc.*	1,505	30,521
Hornbeck Offshore Services, Inc.*	815	29,870
Stone Energy Corp.*	1,148	28,838
Bill Barrett Corp.*	1,120	27,742
McMoRan Exploration Co.*	2,349	27,601
Cloud Peak Energy, Inc.*	1,413	25,575
Northern Oil and Gas, Inc.*	1,472	25,009
Key Energy Services, Inc.*	3,502	24,514
Forest Oil Corp.*	2,730	23,069
Carrizo Oil & Gas, Inc.*	921	23,034
PDC Energy, Inc.*	692	21,888
ION Geophysical Corp.*	3,064	21,264
Swift Energy Co.*	994	20,755
Gulfmark Offshore, Inc. — Class A*	625	20,650
C&J Energy Services, Inc.*	1,030	20,497
Comstock Resources, Inc.*	1,111	20,420
Clean Energy Fuels Corp.*	1,535	20,215
Approach Resources, Inc.*	670	20,187
Halcon Resources Corp.*	2,583	18,933
Geospace Technologies Corp.*	147	17,994
Hercules Offshore, Inc.*	3,679	17,954
Ship Finance International Ltd.	1,050	16,506
Newpark Resources, Inc.*	2,082	15,428
Magnum Hunter Resources Corp.*	3,422	15,194
W&T Offshore, Inc.	802	15,062
Contango Oil & Gas Co.*	299	14,693
CVR Energy, Inc.*	389	14,295
Rex Energy Corp.*	1,005	13,417
Crosstex Energy, Inc.	947	13,286
Heckmann Corp.*,1	3,106	13,045
EPL Oil & Gas, Inc.*	642	13,026
Rentech, Inc.*	5,295	13,026
Forum Energy Technologies, Inc.*	510	12,403
Nordic American Tankers Ltd.	1,230	12,398
Parker Drilling Co.*	2,731	11,552
Vaalco Energy, Inc.*	1,343	11,483
Pioneer Energy Services Corp.*	1,432	11,155

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Quicksilver Resources, Inc.*	2,720	$11,125
TETRA Technologies, Inc.*	1,803	10,908
Endeavour International Corp.*	1,076	10,405
Delek US Holdings, Inc.	395	10,069
Resolute Energy Corp.*	1,124	9,970
PHI, Inc.*	301	9,469
Gulf Island Fabrication, Inc.	331	9,225
FX Energy, Inc.*	1,232	9,191
Petroquest Energy, Inc.*	1,316	8,830
Solazyme, Inc.*	757	8,690
Vantage Drilling Co.*,1	4,438	8,166
Venoco, Inc.*	683	8,114
Basic Energy Services, Inc.*	717	8,045
Harvest Natural Resources, Inc.*	862	7,689
Goodrich Petroleum Corp.*,1	604	7,635
Tesco Corp.*	703	7,508
Triangle Petroleum Corp.*	1,022	7,318
Clayton Williams Energy, Inc.*	139	7,213
BPZ Resources, Inc.*	2,429	6,947
Penn Virginia Corp.	1,061	6,578
GasLog Ltd.*	550	6,369
Matrix Service Co.*	599	6,331
KiOR, Inc. — Class A*	614	5,710
Callon Petroleum Co.*	919	5,652
Sanchez Energy Corp.*	270	5,516
Teekay Tankers Ltd. — Class A	1,465	5,479
RigNet, Inc.*	287	5,310
Bonanza Creek Energy, Inc.*	225	5,301
Scorpio Tankers, Inc.*	872	5,232
Uranium Energy Corp.*	1,962	5,121
Panhandle Oil and Gas, Inc. — Class A	166	5,091
Warren Resources, Inc.*	1,664	5,059
Willbros Group, Inc.*	903	4,849
Midstates Petroleum Company, Inc.*	560	4,844
Mitcham Industries, Inc.*	290	4,620
Frontline Ltd.	1,196	4,593
Dawson Geophysical Co.*	181	4,572
Abraxas Petroleum Corp.*	1,911	4,395
Natural Gas Services Group, Inc.*	281	4,201
Synergy Resources Corp.*	910	3,795
Overseas Shipholding Group, Inc.	572	3,775
Knightsbridge Tankers Ltd.	564	3,694
Miller Energy Resources, Inc.*	683	3,435
Cal Dive International, Inc.*	2,226	3,406
Apco Oil and Gas International, Inc.	210	3,379
Green Plains Renewable Energy, Inc.*	574	3,364
Matador Resources Co.*	323	3,356
Isramco, Inc.*	27	3,132
Evolution Petroleum Corp.*	380	3,070
Alon USA Energy, Inc.	224	3,069
Bolt Technology Corp.	200	2,876
Saratoga Resources, Inc.*	470	2,576
Westmoreland Coal Co.*	256	2,542
Uranerz Energy Corp.*	1,532	2,497
Global Geophysical Services, Inc.*	452	2,491
TGC Industries, Inc.*	340	2,448
Amyris, Inc.*	704	2,422
CREDO Petroleum Corp.*	160	2,318
REX American Resources Corp.*	127	2,287
Gastar Exploration Ltd.*	1,371	2,276
Crimson Exploration, Inc.*	490	2,092
Union Drilling, Inc.*	321	2,083
ZaZa Energy Corp.*	580	1,723
Adams Resources & Energy, Inc.	50	1,525
Gevo, Inc.*	712	1,517
Hallador Energy Co.	155	1,291
Forbes Energy Services Ltd.*	340	1,190
Renewable Energy Group, Inc.*	167	1,111
Emerald Oil, Inc.*	1,113	924
Ceres, Inc.*	135	767
Total Energy		1,705,877
Materials - 3.4%
Coeur d’Alene Mines Corp.*	2,088	60,197
Eagle Materials, Inc.	1,053	48,711
Hecla Mining Co.	6,617	43,341
Sensient Technologies Corp.	1,158	42,567
Olin Corp.	1,860	40,418
Louisiana-Pacific Corp.*	3,187	39,837
Chemtura Corp.*	2,286	39,365
HB Fuller Co.	1,157	35,497
PolyOne Corp.	2,079	34,449
Stillwater Mining Co.*	2,683	31,633
Buckeye Technologies, Inc.	916	29,367
Minerals Technologies, Inc.	407	28,869
Georgia Gulf Corp.	793	28,723
Worthington Industries, Inc.	1,213	26,273
SunCoke Energy, Inc.*	1,620	26,115
Kaiser Aluminum Corp.	443	25,867
Balchem Corp.	679	24,940
Resolute Forest Products*	1,880	24,440
Innophos Holdings, Inc.	502	24,342
Schweitzer-Mauduit International, Inc.	726	23,951
Graphic Packaging Holding Co.*	3,885	22,572
American Vanguard Corp.	646	22,481
Clearwater Paper Corp.*	543	22,431
Globe Specialty Metals, Inc.	1,424	21,673
Texas Industries, Inc.	524	21,301
McEwen Mining, Inc.*	4,576	21,004
KapStone Paper and Packaging Corp.*	937	20,979
Boise, Inc.	2,336	20,463
AMCOL International Corp.	582	19,718
Kraton Performance Polymers, Inc.*	749	19,549
LSB Industries, Inc.*	438	19,215
Calgon Carbon Corp.*	1,317	18,846
Stepan Co.	191	18,359
Innospec, Inc.*	532	18,045
PH Glatfelter Co.	991	17,650
Koppers Holdings, Inc.	484	16,906
RTI International Metals, Inc.*	702	16,806
Schnitzer Steel Industries, Inc. — Class A	590	16,609
Deltic Timber Corp.	252	16,446
A. Schulman, Inc.	684	16,293
Gold Resource Corp.	693	14,865
Haynes International, Inc.	281	14,654

84 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Flotek Industries, Inc.*	1,144	$14,494
Quaker Chemical Corp.	301	14,048
OM Group, Inc.*	748	13,868
AK Steel Holding Corp.	2,570	12,336
Myers Industries, Inc.	781	12,199
TPC Group, Inc.*	295	12,039
Golden Star Resources Ltd.*,1	6,007	11,834
Materion Corp.	474	11,281
Neenah Paper, Inc.	368	10,540
Tredegar Corp.	556	9,863
Horsehead Holding Corp.*	1,019	9,517
Wausau Paper Corp.	1,020	9,445
Headwaters, Inc.*	1,412	9,291
Hawkins, Inc.	209	8,684
Century Aluminum Co.*	1,198	8,566
OMNOVA Solutions, Inc.*	1,071	8,107
Paramount Gold and Silver Corp.*,1	3,025	8,047
Zep, Inc.	516	7,802
Ferro Corp.*	2,007	6,884
Landec Corp.*	588	6,733
AEP Industries, Inc.*	97	5,877
Universal Stainless & Alloy*	155	5,758
FutureFuel Corp.	451	5,462
Noranda Aluminum Holding Corp.	773	5,171
ADA-ES, Inc.*	210	4,958
General Moly, Inc.*	1,551	4,917
Zoltek Companies, Inc.*	639	4,914
Vista Gold Corp.*	1,352	4,908
Midway Gold Corp.*	2,961	4,856
AM Castle & Co.*	388	4,846
Arabian American Development Co.*	460	4,503
Gold Reserve, Inc. — Class A*	1,210	3,920
Spartech Corp.*	716	3,831
US Silica Holdings, Inc.*	277	3,756
Metals USA Holdings Corp.*	274	3,663
Olympic Steel, Inc.	209	3,528
Golden Minerals Co.*	665	3,471
KMG Chemicals, Inc.	182	3,367
Chase Corp.	152	2,792
US Antimony Corp.*	1,250	2,438
UFP Technologies, Inc.*	130	2,287
Revett Minerals, Inc.*	589	2,097
United States Lime & Minerals, Inc.*	41	1,977
Handy & Harman Ltd.*	125	1,848
GSE Holding, Inc.*	191	1,499
Total Materials		1,397,989
Utilities - 2.5%
Cleco Corp.	1,412	59,276
Piedmont Natural Gas Company, Inc.	1,659	53,884
IDACORP, Inc.	1,157	50,063
WGL Holdings, Inc.	1,192	47,978
Southwest Gas Corp.	1,072	47,382
Portland General Electric Co.	1,751	47,347
GenOn Energy, Inc.*	17,930	45,362
New Jersey Resources Corp.	964	44,074
UIL Holdings Corp.	1,174	42,100
Atlantic Power Corp.	2,634	39,405
UNS Energy Corp.	929	38,888
PNM Resources, Inc.	1,845	38,800
South Jersey Industries, Inc.	703	37,210
ALLETE, Inc.	885	36,940
Black Hills Corp.	1,023	36,388
Avista Corp.	1,359	34,981
El Paso Electric Co.	933	31,955
Northwest Natural Gas Co.	624	30,726
NorthWestern Corp.	843	30,542
MGE Energy, Inc.	540	28,615
CH Energy Group, Inc.	347	22,628
Laclede Group, Inc.	521	22,403
Empire District Electric Co.	973	20,968
Otter Tail Corp.	842	20,090
American States Water Co.	438	19,461
California Water Service Group	976	18,202
Chesapeake Utilities Corp.	223	10,561
Unitil Corp.	314	8,547
SJW Corp.	330	8,369
Ormat Technologies, Inc.	414	7,763
Middlesex Water Co.	363	6,955
Connecticut Water Service, Inc.	197	6,284
York Water Co.	294	5,392
Artesian Resources Corp. — Class A	169	3,926
Delta Natural Gas Company, Inc.	160	3,098
Cadiz, Inc.*	300	2,913
Consolidated Water Company Ltd.	333	2,754
Genie Energy Ltd. — Class B	349	2,502
American DG Energy, Inc.*	560	1,450
Total Utilities		1,016,182
Consumer Staples - 2.5%
United Natural Foods, Inc.*	1,129	65,990
Hain Celestial Group, Inc.*	857	53,991
Casey’s General Stores, Inc.	885	50,570
Darling International, Inc.*	2,728	49,894
TreeHouse Foods, Inc.*	838	43,995
Harris Teeter Supermarkets, Inc.	1,018	39,539
B&G Foods, Inc. — Class A	1,117	33,856
PriceSmart, Inc.	419	31,727
Lancaster Colony Corp.	431	31,571
Elizabeth Arden, Inc.*	583	27,540
Universal Corp.	540	27,497
Snyders-Lance, Inc.	1,020	25,500
Sanderson Farms, Inc.	537	23,827
Fresh Del Monte Produce, Inc.	886	22,682
Vector Group Ltd.	1,292	21,426
Spectrum Brands Holdings, Inc.	528	21,124
Boston Beer Company, Inc. — Class A*	181	20,267
Prestige Brands Holdings, Inc.*	1,169	19,826
J&J Snack Foods Corp.	341	19,550
Post Holdings, Inc.*	640	19,238
WD-40 Co.	365	19,214
Rite Aid Corp.*	15,315	17,919
Smart Balance, Inc.*	1,367	16,513
Andersons, Inc.	429	16,156
Cal-Maine Foods, Inc.	332	14,920
Tootsie Roll Industries, Inc.[1]	544	14,677

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
SUPERVALU, Inc.[1]	4,920	$11,857
Dole Food Company, Inc.*,1	836	11,729
Star Scientific, Inc.*	3,378	11,688
Central Garden and Pet Co. — Class A*	894	10,800
Weis Markets, Inc.	251	10,625
Diamond Foods, Inc.	515	9,692
Susser Holdings Corp.*	255	9,223
Medifast, Inc.*	320	8,368
Chiquita Brands International, Inc.*	1,061	8,106
Harbinger Group, Inc.*	954	8,042
Pantry, Inc.*	544	7,915
Spartan Stores, Inc.	502	7,686
Coca-Cola Bottling Company Consolidated	111	7,559
Schiff Nutrition International, Inc.*	310	7,499
Village Super Market, Inc. — Class A	198	7,278
Pilgrim’s Pride Corp.*	1,396	7,134
Inter Parfums, Inc.	381	6,972
Calavo Growers, Inc.	272	6,800
Alliance One International, Inc.*	2,030	6,557
USANA Health Sciences, Inc.*	138	6,413
Seneca Foods Corp. — Class A*	209	6,241
Nash Finch Co.	279	5,697
Annie’s, Inc.*	120	5,381
Ingles Markets, Inc. — Class A	293	4,791
Central European Distribution Corp.*	1,533	4,369
Nature’s Sunshine Products, Inc.	258	4,216
Chefs’ Warehouse, Inc.*	251	4,111
Revlon, Inc. — Class A*	263	4,061
National Beverage Corp.*	263	3,987
Limoneira Co.	190	3,502
Omega Protein Corp.*	459	3,149
Female Health Co.	439	3,139
Nutraceutical International Corp.*	197	3,105
Roundy’s, Inc.	468	2,831
Arden Group, Inc. — Class A	27	2,620
Oil-Dri Corporation of America	113	2,615
Alico, Inc.	80	2,498
Orchids Paper Products Co.	130	2,345
John B Sanfilippo & Son, Inc.*	180	2,344
Griffin Land & Nurseries, Inc.	68	2,294
Craft Brew Alliance, Inc.*	238	1,868
Synutra International, Inc.*	404	1,866
Westway Group, Inc.*	280	1,733
Inventure Foods, Inc.*	300	1,707
Farmer Bros Co.*	155	1,474
Lifeway Foods, Inc.	110	1,045
Total Consumer Staples		1,003,941
Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	4,580	26,105
Cogent Communications Group, Inc.	1,085	24,943
Consolidated Communications
Holdings, Inc.	930	15,987
Premiere Global Services, Inc.*	1,159	10,837
8x8, Inc.*	1,640	10,758
Shenandoah Telecommunications Co.	550	9,680
Atlantic Tele-Network, Inc.	209	8,983
magicJack VocalTec Ltd.*	350	8,586
Leap Wireless International, Inc.*	1,254	8,552
General Communication, Inc. — Class A*	859	8,418
Iridium Communications, Inc.*	1,150	8,418
Vonage Holdings Corp.*	3,691	8,415
Cbeyond, Inc.*	628	6,192
Neutral Tandem, Inc.*	655	6,144
USA Mobility, Inc.	510	6,054
NTELOS Holdings Corp.	348	6,045
inContact, Inc.*	721	4,701
Towerstream Corp.*	1,098	4,458
Primus Telecommunications Group, Inc.	280	4,276
Hawaiian Telcom Holdco, Inc.*	240	4,255
Fairpoint Communications, Inc.*	476	3,599
IDT Corp. — Class B	347	3,564
HickoryTech Corp.	312	3,301
ORBCOMM, Inc.*	828	3,097
Boingo Wireless, Inc.*	370	2,938
Lumos Networks Corp.	349	2,743
Total Telecommunication Services		211,049
Total Common Stocks
(Cost $25,556,196)		27,820,023
WARRANT†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 8/16/13*	23	—
Total Warrant
(Cost $—)		—
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12*	40	32
Green Bankshares, Inc.
Expires 09/30/20*	280	—
Total Rights
(Cost $50)		32
CLOSED-END FUND† - 0.0%
Firsthand Technology Value Fund, Inc.*	200	3,488
Total Closed-End Fund
(Cost $3,430)		3,488

86 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 26.9%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$5,071,177	$5,071,177
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	2,917,753	2,917,753
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	1,664,500	1,664,500
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	1,354,562	1,354,562
Total Repurchase Agreements
(Cost $11,007,992)		11,007,992

SECURITIES LENDING COLLATERAL††,4 - 0.4%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	90,310	90,310
Merrill Lynch, Pierce,
Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	88,878	88,878
Total Securities Lending Collateral
(Cost $179,188)		179,188
Total Investments - 95.4%
(Cost $36,746,857)		$39,010,723
Other Assets & Liabilities, net - 4.6%		1,868,094
Total Net Assets - 100.0%		$40,878,817

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $6,840,440)	82	$(101,964)
	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 Russell 2000 Index Swap,
Terminating 10/29/12[5]
(Notional Value $1,526,392)	1,823	$6,639
Credit Suisse Capital, LLC
October 2012 Russell 2000 Index Swap,
Terminating 10/31/12[5]
(Notional Value $7,356,129)	8,784	(53,365)
Barclays Bank plc
October 2012 Russell 2000 Index Swap,
Terminating 10/31/12[5]
(Notional Value $17,648,208)	21,074	(127,798)
(Total Notional Value
$26,530,729)		$(174,524)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $167,672 of
securities loaned
(cost $25,738,865)	$28,002,731
Repurchase agreements, at value
(cost $11,007,992)	11,007,992
Total investments
(cost $36,746,857)	39,010,723
Foreign currency, at value
(cost $174)	174
Segregated cash with broker	2,272,000
Unrealized appreciation on swap agreements	6,639
Receivable for swap settlement	3,103
Cash	1,257
Receivables:
Fund shares sold	165,567
Dividends	32,515
Interest	253
Total assets	41,492,231
Liabilities:
Unrealized depreciation on swap agreements	181,163
Payable for:
Payable upon return of securities loaned	179,188
Fund shares redeemed	145,185
Variation margin	52,480
Management fees	24,937
Distribution and service fees	7,819
Transfer agent and administrative fees	6,927
Portfolio accounting fees	2,771
Miscellaneous	12,944
Total liabilities	613,414
Net assets	$40,878,817
Net assets consist of:
Paid in capital	$50,622,280
Accumulated net investment loss	(120,484)
Accumulated net realized loss on investments	(11,610,359)
Net unrealized appreciation on investments	1,987,380
Net assets	$40,878,817
A-Class:
Net assets	$343,279
Capital shares outstanding	10,536
Net asset value per share	$32.58
Maximum offering price per share
(Net asset value divided by 95.25%)	$34.20
C-Class:
Net assets	$1,569,663
Capital shares outstanding	52,744
Net asset value per share	$29.76
H-Class:
Net assets	$38,965,875
Capital shares outstanding	1,198,306
Net asset value per share	$32.52

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $108)	$114,153
Interest	3,680
Income from securities lending, net	107
Total investment income	117,940

Expenses:
Management fees	100,106
Transfer agent and administrative fees	27,807
Distribution and service fees:
A-Class	761
C-Class	7,916
H-Class	25,067
Portfolio accounting fees	11,123
Custodian fees	2,034
Trustees’ fees*	1,375
Miscellaneous	18,945
Total expenses	195,134
Net investment loss	(77,194)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(149,787)
Swap agreements	316,330
Futures contracts	(589,176)
Net realized loss	(422,633)
Net change in unrealized appreciation
(depreciation) on:
Investments	435,531
Swap agreements	(135,825)
Futures contracts	(156,688)
Net change in unrealized appreciation
(depreciation)	143,018
Net realized and unrealized loss	(279,615)
Net decrease in net assets resulting
from operations	$(356,809)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(77,194)	$(289,091)
Net realized loss on investments	(422,633)	(1,230,147)
Net change in unrealized appreciation (depreciation) on investments	143,018	(1,846,120)
Net decrease in net assets resulting from operations	(356,809)	(3,365,358)

Capital Share Transactions:
Proceeds from sale of shares
A-Class	80,681	3,364,331
C-Class	72,135	645,809
H-Class	86,117,663	184,051,398
Cost of shares redeemed
A-Class	(1,018,148)	(4,002,486)
C-Class	(330,035)	(1,356,339)
H-Class	(61,781,803)	(204,119,521)
Net increase (decrease) from capital share transactions	23,140,493	(21,416,808)
Net increase (decrease) in net assets	22,783,684	(24,782,166)

Net Assets:
Beginning of period	18,095,133	42,877,299
End of period	$40,878,817	$18,095,133
Accumulated net investment loss at end of period	$(120,484)	$(43,290)

Capital Share Activity:
Shares sold
A-Class	2,644	108,140
C-Class	2,637	23,548
H-Class	2,792,239	6,337,910
Shares redeemed
A-Class	(34,183)	(133,321)
C-Class	(12,168)	(49,014)
H-Class	(2,057,694)	(6,975,808)
Net increase (decrease) in shares	693,475	(688,545)

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$32.20	$34.37	$25.24	$12.49	$28.62	$37.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.39)	(.35)	(.11)	(.02)	.29
Net gain (loss) on investments (realized and unrealized)	.49	(1.78)	9.48	12.86	(16.11)	(8.83)
Total from investment operations	.38	(2.17)	9.13	12.75	(16.13)	(8.54)
Less distributions from:
Net investment income	—	—	—	—	—	(.08)
Total distributions	—	—	—	—	—	(.08)
Net asset value, end of period	$32.58	$32.20	$34.37	$25.24	$12.49	$28.62

Total Return[c]	1.18%	(6.31%)	36.17%	102.08%	(56.36%)	(22.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343	$1,355	$2,312	$585	$591	$4,372
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(1.24%)	(1.25%)	(0.59%)	(0.07%)	0.81%
Total expenses	1.71%	1.73%	1.72%	1.71%	1.70%	1.67%
Portfolio turnover rate	142%	177%	211%	109%	288%	227%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$29.52	$31.75	$23.50	$11.71	$27.10	$35.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.54)	(.47)	(.24)	(.18)	.03
Net gain (loss) on investments (realized and unrealized)	.43	(1.69)	8.72	12.03	(15.21)	(8.36)
Total from investment operations	.24	(2.23)	8.25	11.79	(15.39)	(8.33)
Less distributions from:
Net investment income	—	—	—	—	—	(.08)
Total distributions	—	—	—	—	—	(.08)
Net asset value, end of period	$29.76	$29.52	$31.75	$23.50	$11.71	$27.10

Total Return[c]	0.81%	(7.02%)	35.11%	100.68%	(56.79%)	(23.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,570	$1,839	$2,786	$2,782	$3,381	$10,873
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.99%)	(1.90%)	(1.36%)	(0.83%)	0.09%
Total expenses	2.46%	2.49%	2.47%	2.46%	2.45%	2.42%
Portfolio turnover rate	142%	177%	211%	109%	288%	227%

90 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$32.13	$34.29	$25.21	$12.47	$28.62	$37.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.37)	(.35)	(.19)	(.02)	.30
Net gain (loss) on investments (realized and unrealized)	.49	(1.79)	9.43	12.93	(16.13)	(8.82)
Total from investment operations	.39	(2.16)	9.08	12.74	(16.15)	(8.52)
Less distributions from:
Net investment income	—	—	—	—	—	(.08)
Total distributions	—	—	—	—	—	(.08)
Net asset value, end of period	$32.52	$32.13	$34.29	$25.21	$12.47	$28.62

Total Return[c]	1.21%	(6.30%)	36.02%	102.17%	(56.43%)	(22.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,966	$14,901	$37,780	$23,320	$13,807	$13,839
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(1.24%)	(1.25%)	(0.94%)	(0.07%)	0.83%
Total expenses	1.70%	1.73%	1.72%	1.71%	1.70%	1.67%
Portfolio turnover rate	142%	177%	211%	109%	288%	227%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	September 30, 2012

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Pharmacyclics, Inc.	0.2%
athenahealth, Inc.	0.2%
Cubist Pharmaceuticals, Inc.	0.2%
Two Harbors Investment Corp.	0.1%
Ocwen Financial Corp.	0.1%
Dril-Quip, Inc.	0.1%
HMS Holdings Corp.	0.1%
United Natural Foods, Inc.	0.1%
Energy XXI Bermuda Ltd.	0.1%
Ultimate Software Group, Inc.	0.1%
Top Ten Total	1.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 54.2%

Financials - 11.6%
Two Harbors Investment Corp.	9,485	$111,449
Ocwen Financial Corp.*	4,014	110,023
Starwood Property Trust, Inc.	4,353	101,294
Highwoods Properties, Inc.	2,762	90,096
Omega Healthcare Investors, Inc.	3,954	89,874
Hancock Holding Co.	2,852	88,268
Invesco Mortgage Capital, Inc.	4,317	86,901
First American Financial Corp.	3,971	86,052
LaSalle Hotel Properties	3,206	85,568
CYS Investments, Inc.	5,651	79,623
Entertainment Properties Trust	1,752	77,841
Alterra Capital Holdings Ltd.	3,205	76,727
CNO Financial Group, Inc.	7,930	76,525
RLJ Lodging Trust	3,994	75,527
Prosperity Bancshares, Inc.	1,772	75,522
Susquehanna Bancshares, Inc.	7,022	73,449
Texas Capital Bancshares, Inc.*	1,414	70,289
American Realty Capital Trust, Inc.	5,930	69,558
Colonial Properties Trust	3,285	69,149
Stifel Financial Corp.*	2,004	67,333
Healthcare Realty Trust, Inc.	2,920	67,306
Washington Real Estate
Investment Trust	2,482	66,567
DiamondRock Hospitality Co.	6,737	64,877
Webster Financial Corp.	2,698	63,942
Sovran Self Storage, Inc.	1,088	62,941
ARMOUR Residential REIT, Inc.	7,952	60,912
FirstMerit Corp.	4,104	60,452
DCT Industrial Trust, Inc.	9,238	59,769
Apollo Investment Corp.	7,586	59,701
Prospect Capital Corp.	5,156	59,397
CubeSmart	4,603	59,241
UMB Financial Corp.	1,210	58,903
Trustmark Corp.	2,420	58,903
FNB Corp.	5,220	58,516
DuPont Fabros Technology, Inc.	2,295	57,949
Potlatch Corp.	1,511	56,466
EastGroup Properties, Inc.	1,061	56,445
Greenhill & Company, Inc.	1,090	56,407
Glimcher Realty Trust	5,214	55,111
Umpqua Holdings Corp.	4,188	53,983
Sunstone Hotel Investors, Inc.*	4,851	53,361
Platinum Underwriters
Holdings Ltd.	1,299	53,090
Medical Properties Trust, Inc.	5,073	53,013
RLI Corp.	792	52,795
BancorpSouth, Inc.	3,531	52,047
Wintrust Financial Corp.	1,362	51,170
Cathay General Bancorp	2,947	50,865
IBERIABANK Corp.	1,100	50,380
Primerica, Inc.	1,759	50,378
First Cash Financial Services, Inc.*	1,071	49,276
Pebblebrook Hotel Trust	2,082	48,698
Westamerica Bancorporation	1,033	48,603
Old National Bancorp	3,544	48,234
Capstead Mortgage Corp.	3,499	47,202
National Health Investors, Inc.	914	47,016
United Bankshares, Inc.	1,881	46,856
PS Business Parks, Inc.	686	45,839
Northwest Bancshares, Inc.	3,652	44,663
First Industrial Realty Trust, Inc.*	3,312	43,520
Sun Communities, Inc.	984	43,414
Equity One, Inc.	2,054	43,257
PHH Corp.*	2,117	43,082
Lexington Realty Trust	4,433	42,823
MarketAxess Holdings, Inc.	1,355	42,818
Redwood Trust, Inc.	2,961	42,816
First Financial Bankshares, Inc.	1,176	42,371
Cash America International, Inc.	1,098	42,350
National Penn Bancshares, Inc.	4,617	42,061
Glacier Bancorp, Inc.	2,686	41,848
Community Bank System, Inc.	1,471	41,467
Montpelier Re Holdings Ltd.	1,871	41,405
Financial Engines, Inc.*	1,732	41,274
EZCORP, Inc. — Class A*	1,787	40,976
Acadia Realty Trust	1,641	40,730
Strategic Hotels & Resorts, Inc.*	6,766	40,664
MB Financial, Inc.	2,041	40,310
Walter Investment Management Corp.*	1,067	39,490
CVB Financial Corp.	3,295	39,342
Selective Insurance Group, Inc.	2,041	38,759
Education Realty Trust, Inc.	3,539	38,575
International Bancshares Corp.	1,994	37,986
Bank of the Ozarks, Inc.	1,088	37,503
First Financial Bancorp	2,186	36,965
BBCN Bancorp, Inc.*	2,916	36,771
LTC Properties, Inc.	1,140	36,309
PrivateBancorp, Inc. — Class A	2,260	36,137
PennyMac Mortgage
Investment Trust	1,541	36,013
Symetra Financial Corp.	2,899	35,658
Provident Financial Services, Inc.	2,248	35,496
First Midwest Bancorp, Inc.	2,799	35,127
Anworth Mortgage Asset Corp.	5,132	34,898
American Capital Mortgage
Investment Corp.	1,356	34,076
Fifth Street Finance Corp.	3,082	33,840
Pennsylvania Real Estate
Investment Trust	2,095	33,227
American Assets Trust, Inc.	1,227	32,871
Alexander’s, Inc.	76	32,489
Government Properties Income Trust	1,383	32,362
Astoria Financial Corp.	3,260	32,209
NorthStar Realty Finance Corp.	4,990	31,736
Hersha Hospitality Trust — Class A	6,432	31,517
Solar Capital Ltd.	1,366	31,309
Argo Group International
Holdings Ltd.	963	31,192
Investors Bancorp, Inc.*	1,654	30,169
Franklin Street Properties Corp.	2,713	30,033
Park National Corp.	421	29,478

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
Main Street Capital Corp.	994	$29,333
Citizens Republic Bancorp, Inc.*	1,500	29,025
Evercore Partners, Inc. — Class A	1,070	28,890
DFC Global Corp.*	1,646	28,229
Home BancShares, Inc.	826	28,158
Boston Private Financial Holdings, Inc.	2,918	27,984
First Commonwealth Financial Corp.	3,937	27,756
Sabra Health Care REIT, Inc.	1,385	27,714
NBT Bancorp, Inc.	1,246	27,499
Columbia Banking System, Inc.	1,479	27,421
Cousins Properties, Inc.	3,428	27,218
CreXus Investment Corp.	2,508	27,111
Horace Mann Educators Corp.	1,479	26,784
Western Alliance Bancorporation*	2,616	26,683
BlackRock Kelso Capital Corp.	2,743	26,662
Associated Estates Realty Corp.	1,749	26,515
Investors Real Estate Trust	3,206	26,514
PacWest Bancorp	1,134	26,502
Infinity Property & Casualty Corp.	436	26,330
Triangle Capital Corp.	1,022	26,225
World Acceptance Corp.*	388	26,171
iStar Financial, Inc.*	3,158	26,148
American Equity Investment Life
Holding Co.	2,231	25,947
Greenlight Capital Re Ltd. — Class A*	1,048	25,938
National Financial Partners Corp.*	1,518	25,654
Amtrust Financial Services, Inc.	999	25,589
Oritani Financial Corp.	1,696	25,525
Tower Group, Inc.	1,301	25,226
Pinnacle Financial Partners, Inc.*	1,297	25,058
Hudson Pacific Properties, Inc.	1,344	24,864
Chemical Financial Corp.	1,026	24,829
First Potomac Realty Trust	1,909	24,588
Credit Acceptance Corp.*	285	24,370
Independent Bank Corp.	804	24,192
Colony Financial, Inc.	1,241	24,175
ViewPoint Financial Group, Inc.	1,261	24,173
Retail Opportunity Investments Corp.	1,878	24,170
Chesapeake Lodging Trust	1,204	23,923
Nationstar Mortgage Holdings, Inc.*	720	23,890
Inland Real Estate Corp.	2,861	23,603
Banco Latinoamericano de Comercio
Exterior S.A. — Class E	1,051	23,217
Brookline Bancorp, Inc.	2,617	23,082
SCBT Financial Corp.	560	22,557
PennantPark Investment Corp.	2,112	22,408
Sterling Financial Corp.	1,003	22,337
FelCor Lodging Trust, Inc.*	4,643	22,008
Dynex Capital, Inc.	2,025	21,769
Forestar Group, Inc.*	1,300	21,658
Employers Holdings, Inc.	1,180	21,629
Safety Insurance Group, Inc.	471	21,609
Ramco-Gershenson Properties Trust	1,719	21,539
KBW, Inc.	1,299	21,395
Nelnet, Inc. — Class A	894	21,224
Radian Group, Inc.[1]	4,843	21,019
Kennedy-Wilson Holdings, Inc.	1,481	20,690
Coresite Realty Corp.	765	20,609
Universal Health Realty Income Trust	447	20,553
Hercules Technology Growth Capital, Inc.	1,853	20,402
Cohen & Steers, Inc.	682	20,201
TrustCo Bank Corp. NY	3,502	20,031
Apollo Residential Mortgage, Inc.	908	20,012
Virtus Investment Partners, Inc.*	229	19,694
PICO Holdings, Inc.*	856	19,534
State Bank Financial Corp.	1,184	19,524
City Holding Co.	544	19,497
S&T Bancorp, Inc.	1,085	19,107
Berkshire Hills Bancorp, Inc.	834	19,082
United Fire Group, Inc.	748	18,790
Hilltop Holdings, Inc.*	1,475	18,747
Resource Capital Corp.	3,169	18,634
Banner Corp.	686	18,591
AMERISAFE, Inc.*	678	18,401
Renasant Corp.	936	18,350
Flushing Financial Corp.	1,149	18,154
HFF, Inc. — Class A*	1,218	18,148
Community Trust Bancorp, Inc.	510	18,123
Navigators Group, Inc.*	368	18,115
WesBanco, Inc.	874	18,101
BGC Partners, Inc. — Class A	3,680	18,032
Sandy Spring Bancorp, Inc.	902	17,364
Urstadt Biddle Properties, Inc. — Class A	855	17,297
Getty Realty Corp.	958	17,196
Flagstone Reinsurance Holdings S.A.	2,001	17,189
Dime Community Bancshares, Inc.	1,171	16,909
Monmouth Real Estate
Investment Corp. — Class A	1,508	16,875
Ashford Hospitality Trust, Inc.	1,994	16,750
Maiden Holdings Ltd.	1,872	16,642
Lakeland Financial Corp.	597	16,477
West Coast Bancorp*	717	16,147
First Merchants Corp.	1,070	16,061
Oriental Financial Group, Inc.	1,526	16,054
Tompkins Financial Corp.	391	15,843
Duff & Phelps Corp. — Class A	1,160	15,788
Simmons First National Corp. — Class A	645	15,709
Cardinal Financial Corp.	1,095	15,659
Piper Jaffray Cos.*	606	15,423
Citizens, Inc.*	1,456	15,273
Hanmi Financial Corp.*	1,182	15,141
TowneBank	981	15,039
Heartland Financial USA, Inc.	543	14,808
Tejon Ranch Co.*	489	14,690
WisdomTree Investments, Inc.*	2,190	14,673
TICC Capital Corp.	1,401	14,570
Wilshire Bancorp, Inc.*	2,307	14,534
STAG Industrial, Inc.	893	14,520
Campus Crest Communities, Inc.	1,331	14,375
Excel Trust, Inc.	1,256	14,344
AG Mortgage Investment Trust, Inc.	589	14,213
ICG Group, Inc.*	1,397	14,193
Washington Trust Bancorp, Inc.	538	14,133
Meadowbrook Insurance Group, Inc.	1,831	14,080

94 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
Southside Bancshares, Inc.	645	$14,067
Epoch Holding Corp.	595	13,745
eHealth, Inc.*	731	13,721
Stewart Information Services Corp.	680	13,695
First Busey Corp.	2,780	13,566
First Financial Corp.	423	13,257
MCG Capital Corp.	2,866	13,212
Rockville Financial, Inc.	1,071	13,120
United Community Banks, Inc.*	1,558	13,072
CapLease, Inc.	2,495	12,899
Capital Southwest Corp.	115	12,874
Investment Technology Group, Inc.*	1,448	12,598
FBL Financial Group, Inc. — Class A	379	12,583
1st Source Corp.	555	12,360
Safeguard Scientifics, Inc.*	773	12,128
Saul Centers, Inc.	273	12,121
GAMCO Investors, Inc. — Class A	243	12,089
Provident New York Bancorp	1,273	11,979
Cedar Realty Trust, Inc.	2,245	11,854
Winthrop Realty Trust	1,093	11,783
Beneficial Mutual Bancorp, Inc.*	1,232	11,778
Rouse Properties, Inc.	820	11,767
Union First Market Bankshares Corp.	753	11,717
NewStar Financial, Inc.*	976	11,702
First BanCorp*	2,630	11,625
WSFS Financial Corp.	281	11,600
Central Pacific Financial Corp.*	810	11,583
EverBank Financial Corp.	840	11,567
Great Southern Bancorp, Inc.	374	11,560
Sterling Bancorp	1,155	11,458
MVC Capital, Inc.	892	11,418
Netspend Holdings, Inc.*	1,157	11,373
OneBeacon Insurance Group Ltd. —
Class A	846	11,370
StellarOne Corp.	862	11,344
German American Bancorp, Inc.	470	11,336
National Western Life Insurance Co. —
Class A	79	11,317
Apollo Commercial Real Estate
Finance, Inc.	651	11,288
Presidential Life Corp.	809	11,269
Ameris Bancorp*	889	11,193
Univest Corporation of Pennsylvania	618	11,124
Bancorp, Inc.*	1,083	11,122
Agree Realty Corp.	432	11,012
Green Dot Corp. — Class A*	890	10,885
MGIC Investment Corp.*	7,051	10,788
Camden National Corp.	290	10,742
SY Bancorp, Inc.	449	10,623
Eagle Bancorp, Inc.*	632	10,567
Kite Realty Group Trust	2,058	10,496
Taylor Capital Group, Inc.*	610	10,443
Lakeland Bancorp, Inc.	1,002	10,371
BancFirst Corp.	233	10,010
Centerstate Banks, Inc.	1,120	9,990
Trico Bancshares	597	9,868
Knight Capital Group, Inc. — Class A*	3,674	9,846
RAIT Financial Trust	1,871	9,823
Hudson Valley Holding Corp.	572	9,753
INTL FCStone, Inc.	511	9,740
Summit Hotel Properties, Inc.	1,140	9,736
MainSource Financial Group, Inc.	758	9,733
Bryn Mawr Bank Corp.	432	9,694
Financial Institutions, Inc.	520	9,693
Territorial Bancorp, Inc.	417	9,570
Arrow Financial Corp.	381	9,537
BofI Holding, Inc.*	365	9,508
Global Indemnity plc — Class A*	433	9,474
Federal Agricultural Mortgage Corp. —
Class C	367	9,447
OmniAmerican Bancorp, Inc.*	415	9,433
Westwood Holdings Group, Inc.	241	9,401
CoBiz Financial, Inc.	1,304	9,128
Enterprise Financial Services Corp.	670	9,112
First Interstate Bancsystem, Inc. —
Class A	608	9,096
Franklin Financial Corp.*	531	9,059
First of Long Island Corp.	294	9,058
Medley Capital Corp.	643	9,047
First Community Bancshares, Inc.	590	9,003
State Auto Financial Corp.	549	8,998
First Connecticut Bancorp, Inc.	665	8,984
Citizens & Northern Corp.	458	8,981
Peoples Bancorp, Inc.	389	8,904
Cowen Group, Inc. — Class A*	3,275	8,843
Virginia Commerce Bancorp, Inc.*	1,005	8,794
Heritage Financial Corp.	582	8,747
Northfield Bancorp, Inc.	544	8,715
Golub Capital BDC, Inc.	539	8,570
National Bankshares, Inc.	255	8,466
Select Income REIT	340	8,371
Calamos Asset Management, Inc. —
Class A	719	8,369
United Financial Bancorp, Inc.	572	8,277
Home Loan Servicing Solutions Ltd.	508	8,265
Baldwin & Lyons, Inc. — Class B	345	8,249
Bank of Marin Bancorp	193	8,204
GFI Group, Inc.	2,577	8,195
SeaBright Holdings, Inc.	744	8,184
Washington Banking Co.	575	8,148
First Financial Holdings, Inc.	618	8,028
CNB Financial Corp.	458	8,020
Republic Bancorp, Inc. — Class A	364	7,990
Terreno Realty Corp.	505	7,979
Medallion Financial Corp.	673	7,948
One Liberty Properties, Inc.	426	7,945
OceanFirst Financial Corp.	541	7,936
FXCM, Inc. — Class A	830	7,927
Bank Mutual Corp.	1,730	7,872
Southwest Bancorp, Inc.*	725	7,866
Parkway Properties, Inc.	586	7,835
KCAP Financial, Inc.	819	7,584
Bridge Bancorp, Inc.	325	7,576
Gladstone Commercial Corp.	412	7,523

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
Westfield Financial, Inc.	996	$7,460
Fox Chase Bancorp, Inc.	475	7,420
Diamond Hill Investment Group, Inc.	96	7,361
Chatham Lodging Trust	521	7,231
Arlington Asset Investment Corp. —
Class A	301	7,182
1st United Bancorp, Inc.*	1,110	7,160
West Bancorporation, Inc.	584	7,037
Thomas Properties Group, Inc.	1,200	6,984
BankFinancial Corp.	787	6,918
Gladstone Capital Corp.	781	6,834
Pacific Capital Bancorp*	147	6,747
Metro Bancorp, Inc.*	531	6,728
Alliance Financial Corp.	167	6,715
Enstar Group Ltd.*	67	6,677
Western Asset Mortgage Capital Corp.	300	6,660
Phoenix Companies, Inc.*	217	6,655
SWS Group, Inc.*	1,089	6,654
Marlin Business Services Corp.	311	6,596
Home Federal Bancorp, Inc.	581	6,577
First Bancorp	569	6,561
American National Bankshares, Inc.	290	6,551
Walker & Dunlop, Inc.*	424	6,517
Ames National Corp.	311	6,481
Penns Woods Bancorp, Inc.	146	6,472
Gladstone Investment Corp.	824	6,444
Solar Senior Capital Ltd.	356	6,376
New Mountain Finance Corp.	430	6,373
Homeowners Choice, Inc.	270	6,345
American Safety Insurance
Holdings Ltd.*	339	6,336
First Defiance Financial Corp.	362	6,248
MetroCorp Bancshares, Inc.*	590	6,248
THL Credit, Inc.	445	6,243
Preferred Bank/Los Angeles CA*	440	6,239
GSV Capital Corp.*	720	6,214
Manning & Napier, Inc. — Class A	508	6,193
Oppenheimer Holdings, Inc. — Class A	381	6,077
Pacific Continental Corp.	678	6,055
Bank of Kentucky Financial Corp.	218	6,047
Park Sterling Corp.*	1,219	6,022
NGP Capital Resources Co.	801	5,975
National Interstate Corp.	231	5,960
UMH Properties, Inc.	491	5,877
Mission West Properties, Inc.	675	5,873
First California Financial Group, Inc.*	840	5,846
Fidus Investment Corp.	349	5,828
HomeStreet, Inc.*	153	5,823
Kansas City Life Insurance Co.	151	5,818
Guaranty Bancorp*	2,850	5,757
First Bancorp, Inc.	324	5,686
Merchants Bancshares, Inc.	187	5,526
Sierra Bancorp	448	5,492
Mercantile Bank Corp.*	320	5,485
Kearny Financial Corp.	562	5,474
ESB Financial Corp.	392	5,472
AV Homes, Inc.*	368	5,461
Peapack Gladstone Financial Corp.	330	5,392
MidWestOne Financial Group, Inc.	250	5,385
Heritage Commerce Corp.*	774	5,372
Bridge Capital Holdings*	347	5,365
New York Mortgage Trust, Inc.	760	5,358
Suffolk Bancorp*	362	5,307
Center Bancorp, Inc.	444	5,292
Gramercy Capital Corporation*	1,720	5,177
Meridian Interstate Bancorp, Inc.*	313	5,165
Kaiser Federal Financial Group, Inc.	340	5,131
Provident Financial Holdings, Inc.	360	5,116
MidSouth Bancorp, Inc.	314	5,084
Ladenburg Thalmann Financial
Services, Inc.*	3,851	5,083
Sun Bancorp, Inc.*	1,488	5,015
Bar Harbor Bankshares	140	5,004
Whitestone REIT — Class B	379	5,003
Consolidated-Tomoka Land Co.	152	4,999
First Pactrust Bancorp, Inc.	397	4,966
Ares Commercial Real Estate Corp.	290	4,947
Crawford & Co. — Class B	976	4,890
Northrim BanCorp, Inc.	240	4,834
Nicholas Financial, Inc.	372	4,803
First Financial Northwest, Inc.*	590	4,750
C&F Financial Corp.	120	4,722
SI Financial Group, Inc.	400	4,688
Zillow, Inc. — Class A*	110	4,640
Capital City Bank Group, Inc.	435	4,628
Farmers National Banc Corp.	700	4,522
Doral Financial Corp.*	4,801	4,516
Home Bancorp, Inc.*	250	4,498
Harris & Harris Group, Inc.*	1,160	4,396
FNB United Corp.*	370	4,396
Seacoast Banking Corporation of Florida*	2,750	4,373
Horizon Technology Finance Corp.	270	4,363
Gyrodyne Company of America, Inc.*	40	4,345
Hallmark Financial Services*	533	4,339
Heritage Oaks Bancorp*	750	4,320
FBR & Co.*	1,392	4,301
Heritage Financial Group, Inc.	320	4,205
Donegal Group, Inc. — Class A	297	4,170
Century Bancorp, Inc. — Class A	130	4,150
Eastern Insurance Holdings, Inc.	240	4,025
Horizon Bancorp	140	4,001
BSB Bancorp, Inc.*	310	3,999
Peoples Federal Bancshares, Inc.	230	3,974
Cape Bancorp, Inc.*	421	3,941
Enterprise Bancorp, Inc.	224	3,826
NASB Financial, Inc.*	150	3,726
Access National Corp.	270	3,688
EMC Insurance Group, Inc.	170	3,570
Clifton Savings Bancorp, Inc.	324	3,564
Middleburg Financial Corp.	200	3,552
ESSA Bancorp, Inc.	338	3,512
Tree.com, Inc.*	220	3,447
Artio Global Investors, Inc. — Class A	1,143	3,406
TCP Capital Corp.	210	3,352

96 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
Fidelity Southern Corp.	354	$3,349
Investors Title Co.	50	3,262
JMP Group, Inc.	592	3,250
Regional Management Corp.*	180	3,105
Independence Holding Co.	307	3,091
Resource America, Inc. — Class A	450	3,078
MicroFinancial, Inc.	320	2,928
Gain Capital Holdings, Inc.	551	2,716
Universal Insurance Holdings, Inc.	699	2,691
Pacific Mercantile Bancorp*	400	2,616
Hingham Institution for Savings	40	2,577
Roma Financial Corp.	269	2,394
Charter Financial Corp.	244	2,379
First Marblehead Corp.*	2,109	2,214
Capital Bank Financial Corp. — Class A*	113	2,030
Fortegra Financial Corp.*	248	1,967
Pzena Investment Management, Inc. —
Class A	357	1,860
CIFC Corp.*	233	1,706
California First National Bancorp	89	1,641
Waterstone Financial, Inc.*	270	1,401
First Federal Bancshares
of Arkansas, Inc.*	130	1,270
Berkshire Bancorp, Inc.*	150	1,235
Cascade Bancorp*	229	1,209
Crescent Financial Bancshares, Inc.*	100	455
Total Financials		9,601,414
Information Technology - 9.3%
Ultimate Software Group, Inc.*	998	101,897
Wright Express Corp.*	1,456	101,513
CommVault Systems, Inc.*	1,674	98,263
Parametric Technology Corp.*	4,468	97,403
Aruba Networks, Inc.*	4,184	94,076
Cirrus Logic, Inc.*	2,413	92,634
Aspen Technology, Inc.*	3,497	90,398
CoStar Group, Inc.*	997	81,295
FEI Co.	1,422	76,078
MAXIMUS, Inc.	1,273	76,023
QLIK Technologies, Inc.*	3,192	71,534
Convergys Corp.	4,361	68,337
Microsemi Corp.*	3,327	66,772
Hittite Microwave Corp.*	1,176	65,233
ACI Worldwide, Inc.*	1,487	62,841
Cavium, Inc.*	1,860	61,994
Semtech Corp.*	2,454	61,718
InterDigital, Inc.	1,654	61,660
Anixter International, Inc.	1,057	60,734
Cymer, Inc.*	1,155	58,974
Quest Software, Inc.*	2,094	58,632
OSI Systems, Inc.*	747	58,145
j2 Global, Inc.	1,735	56,943
Fair Isaac Corp.	1,286	56,918
Plantronics, Inc.	1,587	56,069
3D Systems Corp.*	1,701	55,878
Cognex Corp.	1,601	55,363
Sourcefire, Inc.*	1,105	54,178
Arris Group, Inc.*	4,229	54,089
NETGEAR, Inc.*	1,417	54,044
Mentor Graphics Corp.*	3,484	53,932
Acxiom Corp.*	2,874	52,508
ViaSat, Inc.*	1,401	52,369
ValueClick, Inc.*	3,012	51,776
CACI International, Inc. — Class A*	997	51,635
Universal Display Corp.*	1,474	50,675
JDA Software Group, Inc.*	1,593	50,626
Ciena Corp.*	3,710	50,456
Comverse Technology, Inc.*	8,190	50,369
Progress Software Corp.*	2,349	50,245
MKS Instruments, Inc.	1,962	50,011
First Solar, Inc.*	2,250	49,826
Tyler Technologies, Inc.*	1,123	49,434
Sapient Corp.*	4,604	49,079
Cardtronics, Inc.*	1,643	48,929
Finisar Corp.*	3,415	48,835
TiVo, Inc.*	4,661	48,614
Tellabs, Inc.	13,690	48,463
VistaPrint N.V.*	1,380	47,127
Kenexa Corp.*	1,016	46,563
Heartland Payment Systems, Inc.	1,449	45,904
Littelfuse, Inc.	805	45,515
DealerTrack Holdings, Inc.*	1,584	44,114
Liquidity Services, Inc.*	876	43,984
Manhattan Associates, Inc.*	764	43,754
Veeco Instruments, Inc.*	1,451	43,559
Stratasys, Inc.*	798	43,411
International Rectifier Corp.*	2,590	43,227
MicroStrategy, Inc. — Class A*	315	42,232
BroadSoft, Inc.*	1,018	41,758
Intersil Corp. — Class A	4,770	41,738
Entegris, Inc.*	5,130	41,707
QLogic Corp.*	3,640	41,569
ADTRAN, Inc.	2,385	41,213
RF Micro Devices, Inc.*	10,402	41,088
Coherent, Inc.*	885	40,586
Blackbaud, Inc.	1,691	40,449
VirnetX Holding Corp.*	1,567	39,849
Plexus Corp.*	1,310	39,679
Cornerstone OnDemand, Inc.*	1,250	38,325
LivePerson, Inc.*	2,059	37,288
Syntel, Inc.	581	36,260
NIC, Inc.	2,414	35,727
Euronet Worldwide, Inc.*	1,893	35,569
OpenTable, Inc.*	841	34,986
NetScout Systems, Inc.*	1,369	34,923
Unisys Corp.*	1,639	34,124
Monster Worldwide, Inc.*	4,530	33,205
ScanSource, Inc.*	1,035	33,141
Benchmark Electronics, Inc.*	2,155	32,906
Ancestry.com, Inc.*	1,084	32,607
Bottomline Technologies, Inc.*	1,303	32,171
Power Integrations, Inc.	1,057	32,165
MTS Systems Corp.	598	32,023
SYNNEX Corp.*	982	31,994

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
SS&C Technologies Holdings, Inc.*	1,262	$31,815
TriQuint Semiconductor, Inc.*	6,298	31,805
Integrated Device Technology, Inc.*	5,316	31,258
Cabot Microelectronics Corp.	881	30,958
Ultratech, Inc.*	983	30,847
Take-Two Interactive Software, Inc.*	2,920	30,456
Synaptics, Inc.*	1,260	30,265
RealPage, Inc.*	1,335	30,171
Advent Software, Inc.*	1,180	28,993
Insight Enterprises, Inc.*	1,656	28,947
Electronics for Imaging, Inc.*	1,733	28,785
CSG Systems International, Inc.*	1,273	28,630
Loral Space & Communications, Inc.	398	28,298
EarthLink, Inc.	3,972	28,281
OmniVision Technologies, Inc.*	1,958	27,324
Bankrate, Inc.*	1,722	26,829
Blucora, Inc.*	1,502	26,751
Tessera Technologies, Inc.	1,940	26,539
WebMD Health Corp. — Class A*	1,890	26,517
FARO Technologies, Inc.*	638	26,362
Sanmina-SCI Corp.*	3,051	25,903
ExlService Holdings, Inc.*	877	25,872
Rogers Corp.*	609	25,797
Ixia*	1,581	25,407
Ebix, Inc.	1,057	24,956
Ellie Mae, Inc.*	891	24,262
GT Advanced Technologies, Inc.*,1	4,424	24,111
Synchronoss Technologies, Inc.*	1,038	23,770
MEMC Electronic Materials, Inc.*	8,630	23,733
Web.com Group, Inc.*	1,309	23,497
Emulex Corp.*	3,248	23,418
Brightpoint, Inc.*	2,589	23,249
Digital River, Inc.*	1,382	23,024
Rambus, Inc.*	4,125	22,853
Monolithic Power Systems, Inc.*	1,146	22,634
Infinera Corp.*	4,103	22,484
Diodes, Inc.*	1,320	22,453
Guidewire Software, Inc.*	719	22,325
Verint Systems, Inc.*	812	22,281
ATMI, Inc.*	1,192	22,135
iGATE Corp.*	1,207	21,931
Websense, Inc.*	1,384	21,660
Spansion, Inc. — Class A*	1,803	21,492
Monotype Imaging Holdings, Inc.	1,365	21,280
Rofin-Sinar Technologies, Inc.*	1,072	21,151
Mantech International Corp. — Class A	867	20,808
Volterra Semiconductor Corp.*	948	20,733
comScore, Inc.*	1,322	20,161
Harmonic, Inc.*	4,392	19,940
Brooks Automation, Inc.	2,480	19,914
Constant Contact, Inc.*	1,140	19,836
Global Cash Access Holdings, Inc.*	2,460	19,803
Badger Meter, Inc.	542	19,723
Park Electrochemical Corp.	774	19,218
Entropic Communications, Inc.*	3,292	19,159
ServiceSource International, Inc.*,1	1,854	19,022
Micrel, Inc.	1,817	18,933
Opnet Technologies, Inc.	552	18,807
Pegasystems, Inc.	645	18,731
United Online, Inc.	3,390	18,713
TTM Technologies, Inc.*	1,983	18,700
Comtech Telecommunications Corp.	676	18,685
Measurement Specialties, Inc.*	565	18,634
LogMeIn, Inc.*	823	18,460
Advanced Energy Industries, Inc.*	1,490	18,357
Active Network, Inc.*	1,448	18,143
Accelrys, Inc.*	2,077	17,987
Cray, Inc.*	1,387	17,615
Lattice Semiconductor Corp.*	4,410	16,890
Procera Networks, Inc.*	712	16,732
Black Box Corp.	652	16,633
Interactive Intelligence Group, Inc.*	547	16,437
InvenSense, Inc. — Class A*	1,361	16,264
Higher One Holdings, Inc.*	1,202	16,203
EPIQ Systems, Inc.	1,182	15,862
DTS, Inc.*	677	15,761
Newport Corp.*	1,425	15,761
PROS Holdings, Inc.*	818	15,599
Vocus, Inc.*	770	15,446
SPS Commerce, Inc.*	401	15,426
Forrester Research, Inc.	528	15,191
Sonus Networks, Inc.*	7,956	14,957
Cass Information Systems, Inc.	351	14,731
RealD, Inc.*	1,641	14,671
Tangoe, Inc.*	1,111	14,587
TeleTech Holdings, Inc.*	855	14,578
Perficient, Inc.*	1,192	14,387
Dice Holdings, Inc.*	1,708	14,381
Silicon Image, Inc.*	3,110	14,275
Quantum Corp.*	8,766	14,113
Angie’s List, Inc.*	1,330	14,071
Power-One, Inc.*	2,508	14,045
Internap Network Services Corp.*	1,983	13,980
Intermec, Inc.*	2,239	13,904
Responsys, Inc.*	1,341	13,718
TNS, Inc.*	910	13,605
Methode Electronics, Inc.	1,381	13,410
AuthenTec, Inc.*	1,660	13,297
Imperva, Inc.*	359	13,279
MIPS Technologies, Inc. — Class A*	1,779	13,147
Amkor Technology, Inc.*	2,983	13,125
Super Micro Computer, Inc.*	1,089	13,101
Actuate Corp.*	1,843	12,956
Daktronics, Inc.	1,353	12,867
CTS Corp.	1,274	12,829
Move, Inc.*	1,472	12,689
Rudolph Technologies, Inc.*	1,205	12,653
Checkpoint Systems, Inc.*	1,511	12,511
Electro Rent Corp.	704	12,454
Ceva, Inc.*	865	12,439
Mercury Computer Systems, Inc.*	1,161	12,330
PDF Solutions, Inc.*	902	12,321
Virtusa Corp.*	691	12,279
SciQuest, Inc.*	668	12,158

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Nanometrics, Inc.*	880	$12,153
Photronics, Inc.*	2,262	12,147
Demand Media, Inc.*	1,115	12,120
Stamps.com, Inc.*	519	12,010
Sycamore Networks, Inc.*	767	11,812
Extreme Networks*	3,518	11,750
Applied Micro Circuits Corp.*	2,319	11,734
Oplink Communications, Inc.*	707	11,694
MoneyGram International, Inc.*	769	11,489
Zygo Corp.*	610	11,157
Exar Corp.*	1,394	11,152
Anaren, Inc.*	556	11,114
Saba Software, Inc.*	1,112	11,109
Symmetricom, Inc.*	1,558	10,859
Silicon Graphics International Corp.*,1	1,190	10,829
Deltek, Inc.*	822	10,702
LTX-Credence Corp.*	1,835	10,551
Avid Technology, Inc.*	1,113	10,529
Electro Scientific Industries, Inc.	854	10,436
NVE Corp.*	176	10,417
FormFactor, Inc.*	1,857	10,381
QuinStreet, Inc.*	1,218	10,219
VASCO Data Security International, Inc.*	1,054	9,887
Digi International, Inc.*	967	9,825
GSI Group, Inc.*	1,088	9,694
PLX Technology, Inc.*	1,672	9,647
Globecomm Systems, Inc.*	863	9,622
Fabrinet*	830	9,620
Jive Software, Inc.*	604	9,489
CIBER, Inc.*	2,720	9,438
Integrated Silicon Solution, Inc.*	1,014	9,390
Kopin Corp.*	2,496	9,385
Calix, Inc.*	1,465	9,376
Glu Mobile, Inc.*,1	2,023	9,366
Inphi Corp.*	876	9,338
Computer Task Group, Inc.*	576	9,320
Envestnet, Inc.*	779	9,114
IXYS Corp.*	912	9,047
FSI International, Inc.*	1,457	9,033
STEC, Inc.*	1,328	8,964
ExactTarget, Inc.*	370	8,961
IntraLinks Holdings, Inc.*	1,355	8,862
Maxwell Technologies, Inc.*	1,090	8,851
CalAmp Corp.*	1,070	8,785
OCZ Technology Group, Inc.*,1	2,513	8,720
Yelp, Inc. — Class A*	320	8,656
Cohu, Inc.	912	8,564
Keynote Systems, Inc.	591	8,558
Seachange International, Inc.*	1,058	8,305
XO Group, Inc.*	977	8,158
Sigma Designs, Inc.*	1,234	8,157
support.com, Inc.*	1,823	7,711
Demandware, Inc.*	240	7,620
Pericom Semiconductor Corp.*	877	7,617
KVH Industries, Inc.*	555	7,487
KEMET Corp.*	1,682	7,401
Lionbridge Technologies, Inc.*	2,102	7,399
Oclaro, Inc.*	2,727	7,363
Bel Fuse, Inc. — Class B	394	7,360
ShoreTel, Inc.*	1,799	7,358
Multi-Fineline Electronix, Inc.*	326	7,351
American Software, Inc. — Class A	875	7,140
Supertex, Inc.*	381	6,812
RealNetworks, Inc.*	813	6,764
Infoblox, Inc.*	290	6,743
SunPower Corp. — Class A*	1,490	6,720
PRGX Global, Inc.*	781	6,685
Parkervision, Inc.*	2,840	6,646
Zix Corp.*	2,278	6,538
Imation Corp.*	1,154	6,451
Vishay Precision Group, Inc.*	461	6,445
Callidus Software, Inc.*	1,290	6,360
Unwired Planet, Inc.*	3,242	6,225
Travelzoo, Inc.*	264	6,222
Millennial Media, Inc.*	430	6,171
Telular Corp.	620	6,138
Richardson Electronics Ltd.	515	6,113
Rubicon Technology, Inc.*	635	6,083
Guidance Software, Inc.*	530	5,968
KIT Digital, Inc.*	1,943	5,829
ePlus, Inc.*	148	5,805
Bazaarvoice, Inc.*	383	5,802
Digimarc Corp.	259	5,763
Immersion Corp.*	1,046	5,722
Alpha & Omega Semiconductor Ltd.*	643	5,536
MaxLinear, Inc. — Class A*	827	5,533
Market Leader, Inc.*	820	5,494
Aviat Networks, Inc.*	2,295	5,462
ModusLink Global Solutions, Inc.*	1,477	5,450
Echelon Corp.*	1,418	5,445
Intevac, Inc.*	868	5,303
Limelight Networks, Inc.*	2,186	5,115
MoSys, Inc.*	1,258	5,082
Rosetta Stone, Inc.*	395	5,036
Ultra Clean Holdings*	867	4,951
PC-Telephone, Inc.	690	4,865
DSP Group, Inc.*	815	4,841
Mesa Laboratories, Inc.	100	4,838
Aeroflex Holding Corp.*	722	4,787
Datalink Corp.*	570	4,720
Mindspeed Technologies, Inc.*	1,351	4,674
Agilysys, Inc.*	543	4,670
Ubiquiti Networks, Inc.*	390	4,641
QuickLogic Corp.*	1,570	4,396
Pervasive Software, Inc.*	500	4,300
iPass, Inc.*	1,940	4,268
NeoPhotonics Corp.*	727	4,246
Tessco Technologies, Inc.	200	4,234
Axcelis Technologies, Inc.*	4,026	4,227
Numerex Corp. — Class A*	367	4,158
AXT, Inc.*	1,209	4,086
Westell Technologies, Inc. — Class A*	1,817	3,888
Key Tronic Corp.*	390	3,869
Hackett Group, Inc.*	915	3,825

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
RUSSELL 2000® FUND

	Shares	Value
GSI Technology, Inc.*	770	$3,812
PC Connection, Inc.	328	3,775
TeleNav, Inc.*	622	3,713
Intermolecular, Inc.*	518	3,678
ANADIGICS, Inc.*	2,629	3,654
Proofpoint, Inc.*	240	3,564
STR Holdings, Inc.*	1,123	3,481
EPAM Systems, Inc.*	178	3,371
TechTarget, Inc.*	569	3,363
Innodata, Inc.*	820	3,321
Marchex, Inc. — Class B	849	3,243
Neonode, Inc.*	840	3,167
QAD, Inc. — Class A*	231	3,137
Radisys Corp.*	853	3,071
Carbonite, Inc.*	419	2,937
M/A-COM Technology Solutions Holdings, Inc.*	230	2,921
AVG Technologies N.V.*	304	2,918
FalconStor Software, Inc.*	1,185	2,785
Aware, Inc.	430	2,709
Spark Networks, Inc.*	430	2,632
Brightcove, Inc.*	222	2,593
Viasystems Group, Inc.*	144	2,491
Mattersight Corp.*	370	2,190
Mattson Technology, Inc.*	2,190	2,124
MeetMe, Inc.*	683	1,947
Synacor, Inc.*	250	1,895
Sapiens International Corporation N.V.*	510	1,856
Audience, Inc.*	230	1,426
Envivio, Inc.*	290	638
Ambient Corp.*	100	526
Total Information Technology		7,672,688
Industrials - 8.0%
Genesee & Wyoming, Inc. — Class A*	1,514	101,226
Acuity Brands, Inc.	1,586	100,379
Alaska Air Group, Inc.*	2,661	93,295
Dollar Thrifty Automotive Group, Inc.*	1,045	90,842
Hexcel Corp.*	3,721	89,377
Woodward, Inc.	2,586	87,872
Teledyne Technologies, Inc.*	1,370	86,844
Robbins & Myers, Inc.	1,438	85,706
CLARCOR, Inc.	1,883	84,038
AO Smith Corp.	1,458	83,893
Watsco, Inc.	1,099	83,292
Chart Industries, Inc.*	1,119	82,638
Middleby Corp.*	703	81,295
Old Dominion Freight Line, Inc.*	2,662	80,286
HEICO Corp.	1,966	76,065
Actuant Corp. — Class A	2,652	75,900
EMCOR Group, Inc.	2,499	71,320
Portfolio Recovery Associates, Inc.*	642	67,045
Corporate Executive Board Co.	1,249	66,983
Applied Industrial Technologies, Inc.	1,574	65,211
Esterline Technologies Corp.*	1,145	64,280
Moog, Inc. — Class A*	1,691	64,038
US Airways Group, Inc.*,1	6,067	63,461
Geo Group, Inc.	2,293	63,448
EnerSys, Inc.*	1,797	63,416
Belden, Inc.	1,697	62,585
Tetra Tech, Inc.*	2,372	62,290
Advisory Board Co.*	1,278	61,126
Avis Budget Group, Inc.*	3,967	61,012
USG Corp.*,1	2,775	60,911
Deluxe Corp.	1,900	58,063
Healthcare Services Group, Inc.	2,510	57,403
Curtiss-Wright Corp.	1,750	57,225
Brady Corp. — Class A	1,831	53,612
Franklin Electric Company, Inc.	880	53,231
Atlas Air Worldwide Holdings, Inc.*	984	50,804
Barnes Group, Inc.	2,031	50,795
Acacia Research Corp.*	1,853	50,791
Beacon Roofing Supply, Inc.*	1,748	49,818
Mueller Industries, Inc.	1,006	45,743
Brink’s Co.	1,763	45,291
HNI Corp.	1,701	43,393
MasTec, Inc.*	2,180	42,945
Simpson Manufacturing Company, Inc.	1,493	42,730
Herman Miller, Inc.	2,185	42,476
JetBlue Airways Corp.*	8,743	41,879
Watts Water Technologies, Inc. — Class A	1,107	41,878
FTI Consulting, Inc.*	1,564	41,728
Granite Construction, Inc.	1,447	41,558
Hub Group, Inc. — Class A*	1,389	41,226
Raven Industries, Inc.	1,354	39,848
RBC Bearings, Inc.*	828	39,827
United Stationers, Inc.	1,519	39,524
ESCO Technologies, Inc.	998	38,772
Mine Safety Appliances Co.	1,037	38,649
ABM Industries, Inc.	2,003	37,918
II-VI, Inc.*	1,968	37,431
UniFirst Corp.	538	35,933
TAL International Group, Inc.	1,056	35,883
AZZ, Inc.	944	35,853
Allegiant Travel Co. — Class A*	564	35,735
Kaman Corp.	988	35,430
Werner Enterprises, Inc.	1,648	35,218
Amerco, Inc.	325	34,567
Lindsay Corp.	474	34,115
Briggs & Stratton Corp.	1,807	33,737
Forward Air Corp.	1,084	32,964
Orbital Sciences Corp.*	2,205	32,105
On Assignment, Inc.*	1,602	31,912
Knight Transportation, Inc.	2,168	31,002
Universal Forest Products, Inc.	733	30,449
Tennant Co.	705	30,188
Cubic Corp.	599	29,986
Huron Consulting Group, Inc.*	860	29,945
Trimas Corp.*	1,205	29,053
Interface, Inc. — Class A	2,191	28,943
Mueller Water Products, Inc. — Class A	5,857	28,699
Exponent, Inc.*	501	28,602

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Aegion Corp. — Class A*	1,469	$28,146
Steelcase, Inc. — Class A	2,847	28,043
Titan International, Inc.	1,577	27,851
EnPro Industries, Inc.*	770	27,728
DigitalGlobe, Inc.*	1,349	27,506
ACCO Brands Corp.*	4,225	27,420
Korn/Ferry International*	1,788	27,410
Kaydon Corp.	1,192	26,629
Spirit Airlines, Inc.*	1,552	26,508
Quanex Building Products Corp.	1,371	25,830
Swift Transportation Co. — Class A*	2,954	25,463
Knoll, Inc.	1,787	24,929
Aircastle Ltd.	2,194	24,858
AAR Corp.	1,510	24,794
CIRCOR International, Inc.	650	24,538
McGrath RentCorp	922	24,055
Blount International, Inc.*	1,826	24,030
Rush Enterprises, Inc. — Class A*	1,243	23,940
Heartland Express, Inc.	1,791	23,928
Mobile Mini, Inc.*	1,429	23,879
Astec Industries, Inc.*	753	23,802
Team, Inc.*	746	23,761
TrueBlue, Inc.*	1,508	23,706
Encore Capital Group, Inc.*	820	23,173
Albany International Corp. — Class A	1,036	22,761
Seaboard Corp.*	10	22,601
Ceradyne, Inc.	906	22,134
G&K Services, Inc. — Class A	703	22,011
Insperity, Inc.	853	21,521
American Science & Engineering, Inc.	328	21,520
Navigant Consulting, Inc.*	1,935	21,382
Generac Holdings, Inc.	923	21,127
GenCorp, Inc.*	2,224	21,106
Resources Connection, Inc.	1,587	20,806
Apogee Enterprises, Inc.	1,057	20,738
Encore Wire Corp.	706	20,658
Standex International Corp.	464	20,625
Sun Hydraulics Corp.	769	20,432
SkyWest, Inc.	1,910	19,730
Rexnord Corp.*	1,080	19,678
Sykes Enterprises, Inc.*	1,450	19,488
RailAmerica, Inc.*	706	19,394
Cascade Corp.	345	18,885
Altra Holdings, Inc.	1,003	18,255
Wabash National Corp.*	2,557	18,231
Dycom Industries, Inc.*	1,260	18,119
Trex Company, Inc.*	517	17,640
Sauer-Danfoss, Inc.	435	17,491
John Bean Technologies Corp.	1,067	17,424
Griffon Corp.	1,648	16,974
Great Lakes Dredge & Dock Corp.	2,204	16,971
Ennis, Inc.	975	16,000
Nortek, Inc.*	290	15,872
Quad/Graphics, Inc.[1]	932	15,807
Viad Corp.	757	15,791
DXP Enterprises, Inc.*	326	15,573
InnerWorkings, Inc.*	1,184	15,416
MYR Group, Inc.*	770	15,362
Gorman-Rupp Co.	568	15,336
Tutor Perini Corp.*	1,340	15,330
Meritor, Inc.*	3,608	15,298
Comfort Systems USA, Inc.	1,397	15,269
Aerovironment, Inc.*	644	15,115
ICF International, Inc.*	747	15,015
Kimball International, Inc. — Class B	1,222	14,933
US Ecology, Inc.	687	14,825
GeoEye, Inc.*	558	14,748
Federal Signal Corp.*	2,329	14,719
Gibraltar Industries, Inc.*	1,144	14,666
Layne Christensen Co.*	745	14,609
Primoris Services Corp.	1,114	14,538
Textainer Group Holdings Ltd.	455	13,900
Thermon Group Holdings, Inc.*	554	13,844
Greenbrier Companies, Inc.*	852	13,751
AAON, Inc.	692	13,625
Mistras Group, Inc.*	583	13,526
Standard Parking Corp.*	580	13,009
H&E Equipment Services, Inc.	1,070	12,968
National Presto Industries, Inc.	177	12,900
Titan Machinery, Inc.*	634	12,858
Powell Industries, Inc.*	328	12,684
Kforce, Inc.*	1,073	12,651
Kelly Services, Inc. — Class A	1,002	12,625
Taser International, Inc.*	2,075	12,512
Douglas Dynamics, Inc.	822	12,157
Celadon Group, Inc.	750	12,053
Saia, Inc.*	596	12,003
Astronics Corp.*	389	11,981
EnerNOC, Inc.*	921	11,955
Global Power Equipment Group, Inc.	640	11,834
Multi-Color Corp.	510	11,812
Capstone Turbine Corp.*	11,163	11,163
Columbus McKinnon Corp.*	725	10,955
LB Foster Co. — Class A	337	10,899
Hawaiian Holdings, Inc.*	1,908	10,666
GP Strategies Corp.*	551	10,645
Kadant, Inc.*	438	10,157
Marten Transport Ltd.	578	10,155
American Railcar Industries, Inc.*	353	10,004
CAI International, Inc.*	478	9,809
Echo Global Logistics, Inc.*	551	9,450
Aceto Corp.	998	9,431
Wesco Aircraft Holdings, Inc.*	663	9,057
Lydall, Inc.*	638	8,989
Ameresco, Inc. — Class A*	755	8,917
RPX Corp.*	788	8,833
Kratos Defense & Security Solutions, Inc.*	1,502	8,772
Air Transport Services Group, Inc.*	1,992	8,765
KEYW Holding Corp.*	698	8,725
Builders FirstSource, Inc.*	1,681	8,724
CDI Corp.	512	8,719
Northwest Pipe Co.*	352	8,677
Odyssey Marine Exploration, Inc.*,1	2,736	8,646
Alamo Group, Inc.	254	8,580

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
CBIZ, Inc.*	1,423	$8,566
Heidrick & Struggles International, Inc.	670	8,536
Republic Airways Holdings, Inc.*	1,816	8,408
Accuride Corp.*	1,762	8,211
EnergySolutions, Inc.*	2,965	8,094
XPO Logistics, Inc.*	660	8,078
FreightCar America, Inc.	447	7,952
Furmanite Corp.*	1,385	7,867
Zipcar, Inc.*	1,002	7,796
Insteel Industries, Inc.	664	7,789
Consolidated Graphics, Inc.*	298	7,775
Michael Baker Corp.*	325	7,755
SeaCube Container Leasing Ltd.	413	7,744
Dynamic Materials Corp.	508	7,630
Roadrunner Transportation Systems, Inc.*	471	7,621
Orion Marine Group, Inc.*	1,014	7,534
Arkansas Best Corp.	948	7,508
Quality Distribution, Inc.*	791	7,317
American Woodmark Corp.*	362	7,229
Barrett Business Services, Inc.	266	7,209
Houston Wire & Cable Co.	663	7,134
Park-Ohio Holdings Corp.*	325	7,043
LMI Aerospace, Inc.*	335	6,847
NCI Building Systems, Inc.*	678	6,800
CRA International, Inc.*	392	6,774
Commercial Vehicle Group, Inc.*	910	6,689
Patriot Transportation Holding, Inc.*	239	6,663
Flow International Corp.*	1,791	6,627
Miller Industries, Inc.	409	6,564
Graham Corp.	363	6,559
Pendrell Corp.*	5,794	6,547
Argan, Inc.	367	6,404
Proto Labs, Inc.*	188	6,358
PMFG, Inc.*	777	6,286
Franklin Covey Co.*	512	6,144
Dolan Co.*	1,134	6,101
Sterling Construction Company, Inc.*	610	6,088
American Superconductor Corp.*	1,454	6,034
Acorn Energy, Inc.	670	5,976
Ampco-Pittsburgh Corp.	321	5,922
American Reprographics Co.*	1,365	5,829
Swisher Hygiene, Inc.*,1	4,217	5,819
Schawk, Inc. — Class A	442	5,768
Twin Disc, Inc.	321	5,746
Heritage-Crystal Clean, Inc.*	284	5,637
Hudson Global, Inc.*	1,246	5,557
Hurco Companies, Inc.*	241	5,514
NN, Inc.*	633	5,374
Pacer International, Inc.*	1,314	5,230
Pike Electric Corp.*	640	5,088
FuelCell Energy, Inc.*	5,655	4,976
Rand Logistics, Inc.*	660	4,970
Met-Pro Corp.	551	4,931
LSI Industries, Inc.	731	4,927
Vicor Corp.	735	4,902
Preformed Line Products Co.	90	4,888
Energy Recovery, Inc.*	1,641	4,857
Courier Corp.	392	4,790
TMS International Corp. — Class A*	472	4,673
Cenveo, Inc.*	2,020	4,626
Hardinge, Inc.	440	4,510
Asset Acceptance Capital Corp.*	590	4,401
Edgen Group, Inc. — Class A*	560	4,340
Eastern Co.	230	4,310
Genco Shipping & Trading Ltd.*	1,167	4,295
TRC Companies, Inc.*	570	4,286
WageWorks, Inc.*	240	4,188
Casella Waste Systems, Inc. — Class A*	973	4,164
Asta Funding, Inc.	410	3,850
Metalico, Inc.*	1,502	3,845
Hill International, Inc.*	853	3,719
VSE Corp.	150	3,674
AT Cross Co. — Class A*	359	3,579
Intersections, Inc.	339	3,573
API Technologies Corp.*	1,210	3,473
Universal Truckload Services, Inc.	203	3,242
International Shipholding Corp.	191	3,222
Coleman Cable, Inc.	322	3,104
Sypris Solutions, Inc.	400	2,856
NL Industries, Inc.	244	2,804
CECO Environmental Corp.	270	2,638
CPI Aerostructures, Inc.*	230	2,493
Willis Lease Finance Corp.*	200	2,468
PGT, Inc.*	720	2,362
Patrick Industries, Inc.*	140	2,166
BlueLinx Holdings, Inc.*	900	2,106
SIFCO Industries, Inc.	90	1,638
Enphase Energy, Inc.*	300	1,242
Omega Flex, Inc.*	107	1,135
A123 Systems, Inc.*	4,131	1,033
Compx International, Inc.	41	622
Total Industrials		6,597,807
Consumer Discretionary - 7.6%
Cabela’s, Inc.*	1,741	95,199
Six Flags Entertainment Corp.	1,479	86,964
Domino’s Pizza, Inc.	2,164	81,584
Wolverine World Wide, Inc.	1,818	80,664
Sotheby’s	2,533	79,789
Warnaco Group, Inc.*	1,537	79,771
Rent-A-Center, Inc. — Class A	2,219	77,842
Vail Resorts, Inc.	1,343	77,424
Brunswick Corp.	3,337	75,516
Pool Corp.	1,776	73,846
Life Time Fitness, Inc.*	1,594	72,910
Cheesecake Factory, Inc.	2,016	72,072
HSN, Inc.	1,422	69,749
ANN, Inc.*	1,822	68,745
Pier 1 Imports, Inc.	3,629	68,008
Dana Holding Corp.	5,521	67,908
Select Comfort Corp.*	2,125	67,044
Men’s Wearhouse, Inc.	1,907	65,659
Vitamin Shoppe, Inc.*	1,104	64,386
Steven Madden Ltd.*	1,464	64,006

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Tenneco, Inc.*	2,268	$63,504
Genesco, Inc.*	917	61,192
Buffalo Wild Wings, Inc.*	693	59,418
Hibbett Sports, Inc.*	989	58,796
MDC Holdings, Inc.	1,427	54,953
Crocs, Inc.*	3,363	54,514
Children’s Place Retail Stores, Inc.*	904	54,241
Coinstar, Inc.*,1	1,166	52,447
Lumber Liquidators Holdings, Inc.*	1,026	51,997
Fifth & Pacific Companies, Inc.*	4,068	51,990
Group 1 Automotive, Inc.	854	51,437
Jos. A. Bank Clothiers, Inc.*	1,044	50,613
Ryland Group, Inc.	1,669	50,070
New York Times Co. — Class A*	5,098	49,757
Express, Inc.*	3,349	49,632
Collective Brands, Inc.*	2,282	49,542
Lions Gate Entertainment Corp.*	3,168	48,376
Cracker Barrel Old Country Store, Inc.	719	48,252
Penske Automotive Group, Inc.	1,587	47,753
Meredith Corp.[1]	1,358	47,530
Buckle, Inc.	1,038	47,156
Iconix Brand Group, Inc.*	2,570	46,877
Jack in the Box, Inc.*	1,657	46,578
Ryman Hospitality Properties*	1,165	46,052
Live Nation Entertainment, Inc.*	5,230	45,030
Cooper Tire & Rubber Co.	2,327	44,632
Finish Line, Inc. — Class A	1,899	43,183
Bob Evans Farms, Inc.	1,086	42,495
Saks, Inc.*,1	4,108	42,353
Meritage Homes Corp.*	1,108	42,137
BJ’s Restaurants, Inc.*	912	41,359
Shutterfly, Inc.*	1,329	41,359
KB Home	2,876	41,271
Aeropostale, Inc.*	3,042	41,158
Monro Muffler Brake, Inc.	1,155	40,644
Francesca’s Holdings Corp.*	1,297	39,857
Texas Roadhouse, Inc. — Class A	2,329	39,826
Jones Group, Inc.	3,070	39,511
Valassis Communications, Inc.*	1,600	39,504
Regis Corp.	2,148	39,480
Helen of Troy Ltd.*	1,187	37,783
Arbitron, Inc.	990	37,522
Hillenbrand, Inc.	2,061	37,490
Papa John’s International, Inc.*	676	36,105
Peet’s Coffee & Tea, Inc.*	492	36,083
Marriott Vacations Worldwide Corp.*	990	35,660
Sturm Ruger & Company, Inc.	716	35,435
Grand Canyon Education, Inc.*	1,499	35,272
National CineMedia, Inc.	2,093	34,262
WMS Industries, Inc.*	2,060	33,742
Shuffle Master, Inc.*	2,056	32,504
DineEquity, Inc.*	577	32,312
Orient-Express Hotels Ltd. — Class A*	3,623	32,245
Matthews International Corp. — Class A	1,057	31,520
Scholastic Corp.	972	30,890
Cato Corp. — Class A	1,026	30,482
Churchill Downs, Inc.	484	30,356
Oxford Industries, Inc.	527	29,749
International Speedway Corp. — Class A	1,032	29,278
Asbury Automotive Group, Inc.*	1,033	28,872
Dorman Products, Inc.*	916	28,863
Skechers U.S.A., Inc. — Class A*	1,414	28,846
Strayer Education, Inc.	446	28,700
Sonic Automotive, Inc. — Class A	1,510	28,660
Pinnacle Entertainment, Inc.*	2,338	28,641
Ascent Capital Group, Inc. — Class A*	529	28,571
La-Z-Boy, Inc.*	1,933	28,279
American Axle & Manufacturing Holdings, Inc.*	2,498	28,152
Interval Leisure Group, Inc.	1,451	27,467
Standard Pacific Corp.*	4,057	27,425
Belo Corp. — Class A	3,497	27,381
Office Depot, Inc.*	10,616	27,177
Lithia Motors, Inc. — Class A	810	26,981
Smith & Wesson Holding Corp.*	2,422	26,666
Steiner Leisure Ltd.*	571	26,580
Brown Shoe Company, Inc.	1,598	25,616
OfficeMax, Inc.	3,236	25,273
Columbia Sportswear Co.	458	24,732
American Public Education, Inc.*	676	24,627
NACCO Industries, Inc. — Class A	194	24,330
Stage Stores, Inc.	1,148	24,177
Stewart Enterprises, Inc. — Class A	2,799	23,498
iRobot Corp.*	1,032	23,488
Sonic Corp.*	2,264	23,251
Zumiez, Inc.*	820	22,739
AFC Enterprises, Inc.*	909	22,361
G-III Apparel Group Ltd.*	621	22,294
Movado Group, Inc.	659	22,221
American Greetings Corp. — Class A1	1,310	22,008
Ameristar Casinos, Inc.	1,230	21,894
Drew Industries, Inc.*	719	21,721
Sinclair Broadcast Group, Inc. — Class A	1,886	21,141
Core-Mark Holding Company, Inc.	430	20,688
True Religion Apparel, Inc.	965	20,583
CEC Entertainment, Inc.	680	20,482
Pep Boys-Manny Moe & Jack	1,973	20,085
K12, Inc.*	992	20,038
Ethan Allen Interiors, Inc.	910	19,947
Fred’s, Inc. — Class A	1,378	19,608
Arctic Cat, Inc.*	468	19,403
Tumi Holdings, Inc.*	810	19,067
Blue Nile, Inc.*	510	18,916
rue21, Inc.*	582	18,129
Maidenform Brands, Inc.*	883	18,084
Vera Bradley, Inc.*	754	17,983
Red Robin Gourmet Burgers, Inc.*	552	17,973
Capella Education Co.*	508	17,810
Krispy Kreme Doughnuts, Inc.*	2,223	17,628
Scientific Games Corp. — Class A*	2,117	17,508
Denny’s Corp.*	3,594	17,431
Ruby Tuesday, Inc.*	2,386	17,299
LeapFrog Enterprises, Inc. — Class A*	1,890	17,048
Quiksilver, Inc.*	4,881	16,205

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Multimedia Games Holding Company, Inc.*	1,024	$16,108
Biglari Holdings, Inc.*	42	15,333
Beazer Homes USA, Inc.*	4,281	15,198
Callaway Golf Co.	2,433	14,939
Boyd Gaming Corp.*	2,074	14,642
Superior Industries International, Inc.	855	14,612
JAKKS Pacific, Inc.	975	14,206
Winnebago Industries, Inc.*	1,097	13,855
Standard Motor Products, Inc.	747	13,760
Hot Topic, Inc.	1,576	13,711
Gentherm, Inc.*	1,099	13,672
M/I Homes, Inc.*	703	13,596
America’s Car-Mart, Inc.*	299	13,596
Barnes & Noble, Inc.*,1	1,058	13,521
Hovnanian Enterprises, Inc. — Class A*	3,733	12,916
Modine Manufacturing Co.*	1,744	12,871
Conn’s, Inc.*	580	12,789
Shoe Carnival, Inc.	533	12,541
Fisher Communications, Inc.*	332	12,203
Libbey, Inc.*	771	12,166
EW Scripps Co. — Class A*	1,113	11,853
Cavco Industries, Inc.*	258	11,840
MDC Partners, Inc. — Class A	957	11,809
Digital Generation, Inc.*	1,036	11,769
Mattress Firm Holding Corp.*	409	11,513
Harte-Hanks, Inc.	1,659	11,497
NutriSystem, Inc.	1,065	11,214
Universal Technical Institute, Inc.	800	10,960
Caribou Coffee Company, Inc.*	784	10,764
Town Sports International Holdings, Inc.*	870	10,762
Wet Seal, Inc. — Class A*	3,383	10,656
Bravo Brio Restaurant Group, Inc.*	726	10,563
Tuesday Morning Corp.*	1,561	10,225
Blyth, Inc.	392	10,188
Haverty Furniture Companies, Inc.	717	9,952
Perry Ellis International, Inc.*	446	9,834
Universal Electronics, Inc.*	554	9,740
Fiesta Restaurant Group, Inc.*	604	9,585
Destination Maternity Corp.	503	9,406
Fuel Systems Solutions, Inc.*	544	9,351
Caesars Entertainment Corp.*	1,367	9,296
Exide Technologies*	2,930	9,083
Central European Media Enterprises Ltd. — Class A*	1,377	8,964
RadioShack Corp.[1]	3,720	8,854
Stein Mart, Inc.*	1,023	8,706
Ruth’s Hospitality Group, Inc.*	1,316	8,383
Journal Communications, Inc. — Class A*	1,610	8,372
Skullcandy, Inc.*,1	603	8,291
World Wrestling Entertainment, Inc. — Class A	1,012	8,147
Marcus Corp.	733	8,136
Zagg, Inc.*	942	8,035
PetMed Express, Inc.	764	7,671
CSS Industries, Inc.	365	7,501
Carmike Cinemas, Inc.*	660	7,425
Career Education Corp.*	1,940	7,314
Casual Male Retail Group, Inc.*	1,562	7,232
Corinthian Colleges, Inc.*	2,923	6,957
Citi Trends, Inc.*	552	6,930
Black Diamond, Inc.*	783	6,867
Speedway Motorsports, Inc.	434	6,684
Unifi, Inc.*	520	6,666
bebe stores, Inc.	1,383	6,638
Bridgepoint Education, Inc.*	651	6,608
Body Central Corp.*	608	6,354
Federal-Mogul Corp.*	690	6,314
Spartan Motors, Inc.	1,262	6,310
MarineMax, Inc.*	760	6,300
Steinway Musical Instruments, Inc.*	258	6,285
Entercom Communications Corp. — Class A*	916	6,284
Tilly’s, Inc. — Class A*	340	6,232
Big 5 Sporting Goods Corp.	613	6,099
West Marine, Inc.*	573	6,091
Mac-Gray Corp.	447	5,994
Weyco Group, Inc.	245	5,966
Rentrak Corp.*	352	5,959
Cumulus Media, Inc. — Class A*	2,098	5,749
Gordmans Stores, Inc.*	311	5,738
Carriage Services, Inc. — Class A	590	5,705
Jamba, Inc.*	2,515	5,608
Vitacost.com, Inc.*	820	5,560
Isle of Capri Casinos, Inc.*	782	5,435
Kirkland’s, Inc.*	542	5,382
Saga Communications, Inc. — Class A*	132	5,349
Morgans Hotel Group Co.*	821	5,271
Bassett Furniture Industries, Inc.	420	5,229
Hooker Furniture Corp.	400	5,196
Stoneridge, Inc.*	1,044	5,189
VOXX International Corp. — Class A*	680	5,086
LIN TV Corp. — Class A*	1,144	5,034
Luby’s, Inc.*	746	5,021
Systemax, Inc.*	414	4,889
McClatchy Co. — Class A*	2,164	4,826
ReachLocal, Inc.*	384	4,815
RG Barry Corp.	326	4,805
Johnson Outdoors, Inc. — Class A*	214	4,577
Global Sources Ltd.*	695	4,559
Cherokee, Inc.	312	4,543
Nexstar Broadcasting Group, Inc. — Class A*	427	4,535
Overstock.com, Inc.*	434	4,496
Bon-Ton Stores, Inc.	465	4,418
Lifetime Brands, Inc.	361	4,300
Teavana Holdings, Inc.*	329	4,290
Winmark Corp.	79	4,272
Sealy Corp.*	1,875	4,088
Einstein Noah Restaurant Group, Inc.	230	4,069
hhgregg, Inc.*	584	4,030
Outdoor Channel Holdings, Inc.	551	4,011
Culp, Inc.	330	3,881
New York & Company, Inc.*	1,025	3,844
Daily Journal Corp.*	40	3,751

104 | the RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Reading International, Inc. — Class A*	620	$3,658
1-800-Flowers.com, Inc. — Class A*	973	3,629
Lincoln Educational Services Corp.	857	3,599
MTR Gaming Group, Inc.*	850	3,579
Delta Apparel, Inc.*	259	3,566
Flexsteel Industries, Inc.	170	3,519
Bluegreen Corp.*	540	3,391
K-Swiss, Inc. — Class A*	985	3,379
Ignite Restaurant Group, Inc.*	240	3,346
Carrols Restaurant Group, Inc.*	574	3,306
Red Lion Hotels Corp.*	515	3,219
Martha Stewart Living Omnimedia — Class A	1,034	3,174
Geeknet, Inc.*	164	3,173
Nathan’s Famous, Inc.*	100	3,145
Education Management Corp.*	954	2,967
Monarch Casino & Resort, Inc.*	325	2,831
Collectors Universe, Inc.	200	2,806
Entravision Communications Corp. — Class A	1,900	2,546
Shiloh Industries, Inc.	220	2,468
Frisch’s Restaurants, Inc.	120	2,382
Marine Products Corp.	386	2,301
Premier Exhibitions, Inc.*	960	2,275
Orbitz Worldwide, Inc.*	864	2,203
Crown Media Holdings, Inc. — Class A*	1,289	2,153
Salem Communications Corp. — Class A	370	1,939
US Auto Parts Network, Inc.*	551	1,906
National American University Holdings, Inc.	376	1,880
Tower International, Inc.*	216	1,665
CafePress, Inc.*	170	1,549
Perfumania Holdings, Inc.*	190	1,368
Orchard Supply Hardware Stores Corp. — Class A*	70	1,014
Beasley Broadcasting Group, Inc. — Class A*	170	830
Value Line, Inc.	53	517
Dial Global, Inc.*	163	442
Total Consumer Discretionary		6,264,739
Health Care - 7.3%
Pharmacyclics, Inc.*	2,034	131,192
athenahealth, Inc.*	1,339	122,879
Cubist Pharmaceuticals, Inc.*	2,367	112,859
HMS Holdings Corp.*	3,211	107,345
Align Technology, Inc.*	2,689	99,411
Seattle Genetics, Inc.*,1	3,553	95,753
Alkermes plc*	4,576	94,952
Medicis Pharmaceutical Corp. — Class A	2,154	93,203
WellCare Health Plans, Inc.*	1,611	91,102
Jazz Pharmaceuticals plc*	1,550	88,365
HealthSouth Corp.*	3,578	86,087
Cepheid, Inc.*	2,454	84,688
ViroPharma, Inc.*	2,611	78,903
STERIS Corp.	2,157	76,509
Haemonetics Corp.*	944	75,709
Centene Corp.*	1,928	72,126
Owens & Minor, Inc.	2,376	70,994
PAREXEL International Corp.*	2,244	69,024
Par Pharmaceutical Companies, Inc.*	1,376	68,771
West Pharmaceutical Services, Inc.	1,272	67,505
Vivus, Inc.*	3,733	66,522
Impax Laboratories, Inc.*	2,502	64,952
Arena Pharmaceuticals, Inc.*	7,371	61,327
Theravance, Inc.*	2,265	58,686
Volcano Corp.*	1,993	56,940
Air Methods Corp.*	476	56,820
Cyberonics, Inc.*	1,020	53,468
Medicines Co.*	2,063	53,246
Isis Pharmaceuticals, Inc.*	3,749	52,748
Magellan Health Services, Inc.*	1,018	52,539
MWI Veterinary Supply, Inc.*	467	49,820
Chemed Corp.	719	49,820
HeartWare International, Inc.*	521	49,229
Nektar Therapeutics*	4,282	45,732
Masimo Corp.*	1,870	45,217
Immunogen, Inc.*,1	3,044	44,442
Auxilium Pharmaceuticals, Inc.*	1,808	44,224
PSS World Medical, Inc.*	1,829	41,665
PDL BioPharma, Inc.	5,227	40,196
MedAssets, Inc.*	2,177	38,750
DexCom, Inc.*	2,565	38,552
Insulet Corp.*	1,785	38,520
Acorda Therapeutics, Inc.*	1,500	38,415
Neogen Corp.*	880	37,576
Questcor Pharmaceuticals, Inc.*,1	2,005	37,093
NuVasive, Inc.*	1,617	37,045
Hanger, Inc.*	1,280	36,518
Analogic Corp.	460	35,958
Ironwood Pharmaceuticals, Inc. — Class A*	2,808	35,886
Medidata Solutions, Inc.*	827	34,320
Amsurg Corp. — Class A*	1,180	33,488
ArthroCare Corp.*	1,025	33,210
Alnylam Pharmaceuticals, Inc.*	1,734	32,582
Wright Medical Group, Inc.*	1,466	32,413
Sunrise Senior Living, Inc.*	2,174	31,023
Dynavax Technologies Corp.*	6,512	30,997
Orthofix International N.V.*	691	30,922
Luminex Corp.*	1,557	30,268
CONMED Corp.	1,062	30,267
Integra LifeSciences Holdings Corp.*	731	30,044
NPS Pharmaceuticals, Inc.*	3,226	29,841
Meridian Bioscience, Inc.	1,540	29,537
Abaxis, Inc.*	813	29,203
Team Health Holdings, Inc.*	1,057	28,676
Endologix, Inc.*	2,070	28,607
Affymax, Inc.*	1,352	28,473
IPC The Hospitalist Company, Inc.*	621	28,380
ICU Medical, Inc.*	468	28,305
Molina Healthcare, Inc.*	1,119	28,143
Akorn, Inc.*	2,122	28,053
Dendreon Corp.*,1	5,760	27,821
Quality Systems, Inc.	1,476	27,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Rigel Pharmaceuticals, Inc.*	2,667	$27,337
Exelixis, Inc.*	5,553	26,765
ABIOMED, Inc.*	1,252	26,279
Bio-Reference Labs, Inc.*	918	26,236
Spectrum Pharmaceuticals, Inc.*,1	2,227	26,056
Momenta Pharmaceuticals, Inc.*	1,749	25,483
Halozyme Therapeutics, Inc.*	3,352	25,341
Optimer Pharmaceuticals, Inc.*	1,760	24,851
NxStage Medical, Inc.*	1,841	24,320
Emeritus Corp.*	1,145	23,976
Conceptus, Inc.*	1,178	23,925
Merit Medical Systems, Inc.*	1,577	23,545
Exact Sciences Corp.*	2,137	23,528
MAKO Surgical Corp.*	1,351	23,521
Accretive Health, Inc.*	2,106	23,503
Computer Programs & Systems, Inc.	414	22,998
Kindred Healthcare, Inc.*	1,983	22,567
InterMune, Inc.*	2,445	21,932
OraSure Technologies, Inc.*	1,943	21,606
Cantel Medical Corp.	794	21,502
Greatbatch, Inc.*	878	21,362
Landauer, Inc.	353	21,081
HealthStream, Inc.*	732	20,833
Genomic Health, Inc.*	597	20,710
Achillion Pharmaceuticals, Inc.*	1,985	20,664
Acadia Healthcare Company, Inc.*	860	20,511
Quidel Corp.*	1,055	19,971
Neurocrine Biosciences, Inc.*	2,479	19,782
Ensign Group, Inc.	646	19,771
Synageva BioPharma Corp.*	370	19,769
Array BioPharma, Inc.*	3,335	19,543
National Healthcare Corp.	399	19,048
Spectranetics Corp.*	1,282	18,910
Accuray, Inc.*	2,667	18,882
Santarus, Inc.*	2,051	18,213
Omnicell, Inc.*	1,250	17,375
Infinity Pharmaceuticals, Inc.*	731	17,215
Lexicon Pharmaceuticals, Inc.*	7,420	17,214
Invacare Corp.	1,189	16,812
Opko Health, Inc.*,1	3,998	16,712
ExamWorks Group, Inc.*	1,097	16,367
AVANIR Pharmaceuticals, Inc. — Class A*	5,069	16,221
Amedisys, Inc.*	1,123	15,509
Metropolitan Health Networks, Inc.*	1,652	15,430
XenoPort, Inc.*	1,332	15,265
Triple-S Management Corp. — Class B*	728	15,215
Capital Senior Living Corp.*	1,050	15,194
AVEO Pharmaceuticals, Inc.*	1,453	15,126
Sequenom, Inc.*	4,280	15,108
BioScrip, Inc.*	1,645	14,986
AMN Healthcare Services, Inc.*	1,480	14,889
Antares Pharma, Inc.*,1	3,407	14,855
Select Medical Holdings Corp.*	1,313	14,745
Vanguard Health Systems, Inc.*	1,187	14,683
Healthways, Inc.*	1,248	14,614
MAP Pharmaceuticals, Inc.*	923	14,371
Natus Medical, Inc.*	1,096	14,325
AMAG Pharmaceuticals, Inc.*	797	14,139
PharMerica Corp.*	1,103	13,964
Celldex Therapeutics, Inc.*	2,199	13,854
Emergent Biosolutions, Inc.*	964	13,698
Symmetry Medical, Inc.*	1,370	13,549
ZIOPHARM Oncology, Inc.*	2,482	13,527
Aegerion Pharmaceuticals, Inc.*	889	13,175
Fluidigm Corp.*	771	13,107
Cambrex Corp.*	1,109	13,009
Universal American Corp.*	1,404	12,973
Gentiva Health Services, Inc.*	1,139	12,893
Hi-Tech Pharmacal Company, Inc.*	389	12,880
Orexigen Therapeutics, Inc.*	2,252	12,859
Idenix Pharmaceuticals, Inc.*	2,793	12,764
Atrion Corp.	56	12,404
Depomed, Inc.*	2,081	12,299
Vical, Inc.*	2,835	12,247
US Physical Therapy, Inc.	443	12,240
Curis, Inc.*	2,952	12,221
Threshold Pharmaceuticals, Inc.*	1,680	12,163
MannKind Corp.*,1	4,222	12,159
Pacira Pharmaceuticals, Inc.*	689	11,989
Sangamo Biosciences, Inc.*	1,961	11,923
SciClone Pharmaceuticals, Inc.*	2,123	11,783
SurModics, Inc.*	574	11,606
IRIS International, Inc.*	586	11,439
Affymetrix, Inc.*,1	2,641	11,436
Arqule, Inc.*	2,198	11,232
AngioDynamics, Inc.*	918	11,200
Ligand Pharmaceuticals, Inc. — Class B*	651	11,165
Endocyte, Inc.*	1,109	11,057
Oncothyreon, Inc.*	2,135	10,974
LHC Group, Inc.*	594	10,971
Enzon Pharmaceuticals, Inc.*	1,575	10,962
Tornier N.V.*	564	10,688
Astex Pharmaceuticals*	3,481	10,687
Synta Pharmaceuticals Corp.*	1,385	10,554
Clovis Oncology, Inc.*	508	10,389
Staar Surgical Co.*	1,363	10,304
Corvel Corp.*	230	10,293
Raptor Pharmaceutical Corp.*	1,828	10,164
Navidea Biopharmaceuticals, Inc.*,1	3,610	9,928
Dyax Corp.*	3,693	9,602
Cynosure, Inc. — Class A*	360	9,497
XOMA Corp.*	2,550	9,410
Novavax, Inc.*	4,338	9,370
Unilife Corp.*,1	2,914	9,092
Vascular Solutions, Inc.*	610	9,034
Cytori Therapeutics, Inc.*	2,043	9,010
Cadence Pharmaceuticals, Inc.*	2,237	8,769
RTI Biologics, Inc.*	2,092	8,724
Immunomedics, Inc.*	2,466	8,656
Omeros Corp.*	920	8,648
Obagi Medical Products, Inc.*	692	8,588
Merge Healthcare, Inc.*	2,208	8,457
Geron Corp.*	4,939	8,396
Repros Therapeutics, Inc.*	550	8,377

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Five Star Quality Care, Inc.*	1,591	$8,130
Sun Healthcare Group, Inc.*	958	8,109
Young Innovations, Inc.	204	7,976
Epocrates, Inc.*	672	7,829
BioCryst Pharmaceuticals, Inc.*	1,832	7,768
Vocera Communications, Inc.*	250	7,728
OncoGenex Pharmaceutical, Inc.*	543	7,694
NewLink Genetics Corp.*	470	7,628
Keryx Biopharmaceuticals, Inc.*	2,666	7,518
Synergy Pharmaceuticals, Inc.*	1,530	7,313
Solta Medical, Inc.*	2,304	7,235
Cardiovascular Systems, Inc.*	624	7,213
Pain Therapeutics, Inc.*	1,424	7,191
CryoLife, Inc.	1,030	6,922
Cerus Corp.*	2,029	6,899
PhotoMedex, Inc.*	490	6,889
Repligen Corp.*	1,150	6,854
Palomar Medical Technologies, Inc.*	726	6,853
Osiris Therapeutics, Inc.*	612	6,763
Almost Family, Inc.*	311	6,618
Anika Therapeutics, Inc.*	440	6,609
Pozen, Inc.*	994	6,590
Rockwell Medical Technologies, Inc.*	777	6,348
Providence Service Corp.*	486	6,313
Amicus Therapeutics, Inc.*	1,119	5,819
Exactech, Inc.*	321	5,723
Dusa Pharmaceuticals, Inc.*	840	5,704
Sunesis Pharmaceuticals, Inc.*	1,005	5,678
Sagent Pharmaceuticals, Inc.*	350	5,583
Assisted Living Concepts, Inc. — Class A	725	5,532
Trius Therapeutics, Inc.*	931	5,428
Merrimack Pharmaceuticals, Inc.*	570	5,347
Discovery Laboratories, Inc.*	1,610	5,281
Furiex Pharmaceuticals, Inc.*	272	5,190
BioDelivery Sciences International, Inc.*	790	4,993
Targacept, Inc.*	1,017	4,973
Corcept Therapeutics, Inc.*	1,776	4,955
Greenway Medical Technologies*	288	4,925
Zogenix, Inc.*	1,845	4,908
Cross Country Healthcare, Inc.*	1,017	4,800
Biotime, Inc.*	1,136	4,771
Rochester Medical Corp.*	400	4,724
National Research Corp.	93	4,675
Skilled Healthcare Group, Inc. — Class A*	716	4,604
GTx, Inc.*	990	4,534
Chindex International, Inc.*	430	4,442
Vanda Pharmaceuticals, Inc.*	1,057	4,260
SIGA Technologies, Inc.*	1,315	4,208
ImmunoCellular Therapeutics Ltd.*	1,490	4,187
Utah Medical Products, Inc.	120	4,079
AtriCure, Inc.*	541	4,025
Hansen Medical, Inc.*	2,039	3,976
Agenus, Inc.*	850	3,919
Harvard Bioscience, Inc.*	917	3,879
Biospecifics Technologies Corp.*	189	3,670
Derma Sciences, Inc.*	340	3,529
Anacor Pharmaceuticals, Inc.*	535	3,520
Ampio Pharmaceuticals, Inc.*	902	3,518
Zeltiq Aesthetics, Inc.*	623	3,514
EnteroMedics, Inc.*	950	3,468
Alphatec Holdings, Inc.*	2,048	3,379
Progenics Pharmaceuticals, Inc.*	1,127	3,234
Coronado Biosciences, Inc.*	600	3,120
Codexis, Inc.*	979	2,966
PDI, Inc.*	370	2,949
Mediware Information Systems*	130	2,848
Cumberland Pharmaceuticals, Inc.*	440	2,842
Lannett Company, Inc.*	587	2,835
Maxygen, Inc.	1,037	2,738
Horizon Pharma, Inc.*	782	2,714
Pacific Biosciences of California, Inc.*	1,388	2,540
Transcept Pharmaceuticals, Inc.*	475	2,522
Pernix Therapeutics Holdings*	334	2,488
ChemoCentryx, Inc.*	208	2,419
Verastem, Inc.*	232	2,178
Sucampo Pharmaceuticals, Inc. — Class A*	406	2,042
Ventrus Biosciences, Inc.*	460	1,647
Cornerstone Therapeutics, Inc.*	320	1,642
BG Medicine, Inc.*	394	1,450
Supernus Pharmaceuticals, Inc.*	120	1,386
Cempra, Inc.*	158	1,177
Acura Pharmaceuticals, Inc.*	458	797
Biolase, Inc.*	1	2
Total Health Care		5,995,532
Energy - 3.3%
Dril-Quip, Inc.*	1,505	108,180
Energy XXI Bermuda Ltd.	2,946	102,964
Rosetta Resources, Inc.*	1,983	94,987
Kodiak Oil & Gas Corp.*	9,857	92,262
Oasis Petroleum, Inc.*	2,984	87,938
Berry Petroleum Co. — Class A	1,958	79,554
Helix Energy Solutions Group, Inc.*	3,950	72,168
Bristow Group, Inc.	1,340	67,737
Lufkin Industries, Inc.	1,255	67,544
Gulfport Energy Corp.*	2,082	65,083
SemGroup Corp. — Class A*	1,559	57,449
Western Refining, Inc.	2,146	56,181
Targa Resources Corp.	1,085	54,619
Arch Coal, Inc.	7,940	50,261
Exterran Holdings, Inc.*	2,428	49,240
Hornbeck Offshore Services, Inc.*	1,319	48,341
Stone Energy Corp.*	1,854	46,572
McMoRan Exploration Co.*	3,799	44,638
Bill Barrett Corp.*	1,791	44,363
Cloud Peak Energy, Inc.*	2,279	41,251
Northern Oil and Gas, Inc.*	2,372	40,300
Key Energy Services, Inc.*	5,642	39,494
Forest Oil Corp.*	4,400	37,180
Carrizo Oil & Gas, Inc.*	1,479	36,990
PDC Energy, Inc.*	1,119	35,394
ION Geophysical Corp.*	4,935	34,249
Swift Energy Co.*	1,600	33,408
Gulfmark Offshore, Inc. — Class A*	1,006	33,238

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Comstock Resources, Inc.*	1,803	$33,139
C&J Energy Services, Inc.*	1,659	33,014
Clean Energy Fuels Corp.*	2,475	32,596
Approach Resources, Inc.*	1,081	32,571
Halcon Resources Corp.*	4,158	30,478
Hercules Offshore, Inc.*	5,924	28,908
Geospace Technologies Corp.*	234	28,644
Ship Finance International Ltd.	1,683	26,457
Newpark Resources, Inc.*	3,350	24,824
Magnum Hunter Resources Corp.*	5,512	24,473
W&T Offshore, Inc.	1,297	24,358
Contango Oil & Gas Co.*	478	23,489
CVR Energy, Inc.*	619	22,748
Rex Energy Corp.*	1,618	21,600
Crosstex Energy, Inc.	1,523	21,368
EPL Oil & Gas, Inc.*	1,042	21,142
Rentech, Inc.*	8,545	21,021
Heckmann Corp.*,1	5,001	21,004
Forum Energy Technologies, Inc.*	820	19,942
Nordic American Tankers Ltd.	1,975	19,908
Parker Drilling Co.*	4,394	18,587
Vaalco Energy, Inc.*	2,164	18,502
Pioneer Energy Services Corp.*	2,310	17,995
Quicksilver Resources, Inc.*	4,390	17,955
TETRA Technologies, Inc.*	2,905	17,575
Resolute Energy Corp.*	1,805	16,010
Delek US Holdings, Inc.	628	16,008
Endeavour International Corp.*	1,619	15,656
PHI, Inc.*	492	15,478
Gulf Island Fabrication, Inc.	538	14,994
FX Energy, Inc.*	1,984	14,801
Petroquest Energy, Inc.*	2,118	14,212
Solazyme, Inc.*	1,217	13,971
Vantage Drilling Co.*,1	7,164	13,182
Venoco, Inc.*	1,098	13,044
Basic Energy Services, Inc.*	1,152	12,925
Harvest Natural Resources, Inc.*	1,397	12,461
Goodrich Petroleum Corp.*,1	972	12,286
Tesco Corp.*	1,137	12,143
Triangle Petroleum Corp.*	1,649	11,807
Clayton Williams Energy, Inc.*	216	11,208
BPZ Resources, Inc.*	3,911	11,185
Penn Virginia Corp.	1,716	10,639
GasLog Ltd.*	880	10,190
Matrix Service Co.*	962	10,168
KiOR, Inc. — Class A*	988	9,188
Callon Petroleum Co.*	1,471	9,047
Sanchez Energy Corp.*	434	8,867
Bonanza Creek Energy, Inc.*	374	8,811
Teekay Tankers Ltd. — Class A1	2,353	8,800
RigNet, Inc.*	458	8,473
Scorpio Tankers, Inc.*	1,405	8,430
Uranium Energy Corp.*,1	3,163	8,255
Warren Resources, Inc.*	2,685	8,162
Panhandle Oil and Gas, Inc. — Class A	258	7,913
Willbros Group, Inc.*	1,456	7,819
Midstates Petroleum Company, Inc.*	900	7,785
Mitcham Industries, Inc.*	474	7,551
Dawson Geophysical Co.*	298	7,527
Frontline Ltd.	1,926	7,396
Abraxas Petroleum Corp.*	3,086	7,098
Natural Gas Services Group, Inc.*	458	6,847
Synergy Resources Corp.*	1,460	6,088
Overseas Shipholding Group, Inc.	922	6,085
Knightsbridge Tankers Ltd.	909	5,954
Miller Energy Resources, Inc.*	1,098	5,523
Cal Dive International, Inc.*	3,595	5,500
Apco Oil and Gas International, Inc.	340	5,471
Green Plains Renewable Energy, Inc.*	928	5,438
Matador Resources Co.*	515	5,351
Evolution Petroleum Corp.*	618	4,993
Alon USA Energy, Inc.	355	4,864
Isramco, Inc.*	40	4,640
Bolt Technology Corp.	320	4,602
Westmoreland Coal Co.*	408	4,051
Uranerz Energy Corp.*	2,472	4,029
Global Geophysical Services, Inc.*	728	4,011
Saratoga Resources, Inc.*	720	3,946
Amyris, Inc.*	1,135	3,904
REX American Resources Corp.*	216	3,890
TGC Industries, Inc.*	540	3,888
Gastar Exploration Ltd.*	2,199	3,650
CREDO Petroleum Corp.*	250	3,623
Crimson Exploration, Inc.*	799	3,412
Union Drilling, Inc.*	516	3,349
ZaZa Energy Corp.*	920	2,732
Adams Resources & Energy, Inc.	80	2,440
Gevo, Inc.*	1,032	2,198
Hallador Energy Co.	238	1,983
Forbes Energy Services Ltd.*	550	1,925
Renewable Energy Group, Inc.*	267	1,776
Emerald Oil, Inc.*	1,798	1,492
Ceres, Inc.*	218	1,238
Total Energy		2,746,266
Materials - 2.7%
Coeur d’Alene Mines Corp.*	3,358	96,811
Eagle Materials, Inc.	1,691	78,226
Hecla Mining Co.	10,671	69,895
Sensient Technologies Corp.	1,868	68,667
Olin Corp.	3,000	65,190
Louisiana-Pacific Corp.*	5,146	64,325
Chemtura Corp.*	3,685	63,456
HB Fuller Co.	1,866	57,249
PolyOne Corp.	3,349	55,493
Stillwater Mining Co.*	4,332	51,074
Buckeye Technologies, Inc.	1,472	47,193
Minerals Technologies, Inc.	664	47,098
Georgia Gulf Corp.	1,284	46,507
Kaiser Aluminum Corp.	725	42,333
Worthington Industries, Inc.	1,953	42,301
SunCoke Energy, Inc.*	2,623	42,283
Balchem Corp.	1,094	40,183
Innophos Holdings, Inc.	816	39,568
Resolute Forest Products*	3,030	39,390

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Schweitzer-Mauduit International, Inc.	1,166	$38,466
Graphic Packaging Holding Co.*	6,262	36,382
Clearwater Paper Corp.*	875	36,146
American Vanguard Corp.	1,038	36,122
Globe Specialty Metals, Inc.	2,293	34,899
Texas Industries, Inc.	842	34,227
KapStone Paper and Packaging Corp.*	1,516	33,943
McEwen Mining, Inc.*	7,375	33,851
Boise, Inc.	3,755	32,894
AMCOL International Corp.	948	32,118
Kraton Performance Polymers, Inc.*	1,207	31,503
LSB Industries, Inc.*	705	30,928
Calgon Carbon Corp.*	2,126	30,423
Stepan Co.	315	30,278
Innospec, Inc.*	866	29,375
PH Glatfelter Co.	1,600	28,496
RTI International Metals, Inc.*	1,133	27,124
Koppers Holdings, Inc.	772	26,966
Deltic Timber Corp.	411	26,822
Schnitzer Steel Industries, Inc. — Class A	940	26,461
A. Schulman, Inc.	1,100	26,202
Gold Resource Corp.	1,115	23,917
Haynes International, Inc.	458	23,885
Flotek Industries, Inc.*	1,855	23,503
Quaker Chemical Corp.	481	22,448
OM Group, Inc.*	1,210	22,433
TPC Group, Inc.*	487	19,874
AK Steel Holding Corp.	4,130	19,824
Myers Industries, Inc.	1,251	19,541
Golden Star Resources Ltd.*,1	9,679	19,068
Materion Corp.	758	18,040
Neenah Paper, Inc.	588	16,840
Tredegar Corp.	899	15,948
Horsehead Holding Corp.*	1,639	15,308
Wausau Paper Corp.	1,653	15,307
Headwaters, Inc.*	2,287	15,048
Hawkins, Inc.	347	14,418
Century Aluminum Co.*	1,926	13,771
OMNOVA Solutions, Inc.*	1,730	13,096
Paramount Gold and Silver Corp.*,1	4,880	12,981
Zep, Inc.	827	12,504
Ferro Corp.*	3,241	11,117
Landec Corp.*	951	10,889
Universal Stainless & Alloy*	257	9,548
AEP Industries, Inc.*	148	8,967
FutureFuel Corp.	723	8,756
Noranda Aluminum Holding Corp.	1,247	8,342
ADA-ES, Inc.*	340	8,027
General Moly, Inc.*	2,509	7,954
Zoltek Companies, Inc.*	1,027	7,898
Vista Gold Corp.*	2,171	7,881
AM Castle & Co.*	624	7,794
Midway Gold Corp.*	4,585	7,519
Arabian American Development Co.*	750	7,343
Gold Reserve, Inc. — Class A*	1,960	6,350
Spartech Corp.*	1,141	6,104
US Silica Holdings, Inc.*	435	5,899
Metals USA Holdings Corp.*	431	5,762
Olympic Steel, Inc.	337	5,689
Golden Minerals Co.*	1,071	5,591
KMG Chemicals, Inc.	282	5,217
Chase Corp.	241	4,427
US Antimony Corp.*,1	2,000	3,900
UFP Technologies, Inc.*	210	3,694
Revett Minerals, Inc.*	957	3,407
United States Lime & Minerals, Inc.*	67	3,230
Handy & Harman Ltd.*	193	2,853
GSE Holding, Inc.*	299	2,347
Total Materials		2,255,127
Utilities - 2.0%
Cleco Corp.	2,280	95,715
Piedmont Natural Gas Company, Inc.[1]	2,680	87,046
IDACORP, Inc.	1,874	81,089
WGL Holdings, Inc.	1,932	77,763
Portland General Electric Co.	2,819	76,226
Southwest Gas Corp.	1,724	76,201
GenOn Energy, Inc.*	28,900	73,117
New Jersey Resources Corp.	1,554	71,049
UIL Holdings Corp.	1,890	67,775
Atlantic Power Corp.	4,248	63,550
UNS Energy Corp.	1,505	62,999
PNM Resources, Inc.	2,979	62,648
South Jersey Industries, Inc.	1,134	60,023
ALLETE, Inc.	1,421	59,313
Black Hills Corp.	1,647	58,584
Avista Corp.	2,194	56,474
El Paso Electric Co.	1,493	51,135
Northwest Natural Gas Co.	1,002	49,338
NorthWestern Corp.	1,358	49,200
MGE Energy, Inc.	862	45,677
CH Energy Group, Inc.	556	36,257
Laclede Group, Inc.	833	35,819
Empire District Electric Co.	1,568	33,790
Otter Tail Corp.	1,348	32,163
American States Water Co.	708	31,455
California Water Service Group	1,558	29,057
Chesapeake Utilities Corp.	358	16,955
Unitil Corp.	519	14,127
SJW Corp.	518	13,136
Ormat Technologies, Inc.	664	12,450
Middlesex Water Co.	586	11,228
Connecticut Water Service, Inc.	325	10,368
York Water Co.	480	8,803
Artesian Resources Corp. — Class A	281	6,528
Delta Natural Gas Company, Inc.	250	4,840
Cadiz, Inc.*	484	4,700
Consolidated Water Company Ltd.	547	4,524
Genie Energy Ltd. — Class B	565	4,051
American DG Energy, Inc.*	910	2,357
Total Utilities		1,637,530

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
Consumer Staples - 2.0%
United Natural Foods, Inc.*	1,829	$106,906
Hain Celestial Group, Inc.*	1,378	86,813
Casey’s General Stores, Inc.	1,427	81,539
Darling International, Inc.*	4,394	80,366
TreeHouse Foods, Inc.*	1,347	70,718
Harris Teeter Supermarkets, Inc.	1,641	63,736
B&G Foods, Inc. — Class A	1,810	54,861
PriceSmart, Inc.	682	51,641
Lancaster Colony Corp.	691	50,616
Universal Corp.	874	44,504
Elizabeth Arden, Inc.*	938	44,312
Snyders-Lance, Inc.	1,653	41,325
Sanderson Farms, Inc.	857	38,025
Fresh Del Monte Produce, Inc.	1,427	36,531
Vector Group Ltd.	2,073	34,386
Spectrum Brands Holdings, Inc.	854	34,169
Boston Beer Company, Inc. — Class A*	296	33,143
J&J Snack Foods Corp.	559	32,047
Prestige Brands Holdings, Inc.*	1,880	31,885
WD-40 Co.	593	31,216
Post Holdings, Inc.*	1,030	30,962
Rite Aid Corp.*	24,676	28,871
Smart Balance, Inc.*	2,201	26,588
Andersons, Inc.	696	26,211
Cal-Maine Foods, Inc.	545	24,492
Tootsie Roll Industries, Inc.[1]	882	23,796
SUPERVALU, Inc.[1]	7,940	19,135
Star Scientific, Inc.*	5,450	18,857
Dole Food Company, Inc.*,1	1,339	18,786
Central Garden and Pet Co. — Class A*	1,439	17,383
Weis Markets, Inc.	407	17,228
Diamond Foods, Inc.	822	15,470
Susser Holdings Corp.*	419	15,155
Medifast, Inc.*	514	13,441
Chiquita Brands International, Inc.*	1,718	13,126
Harbinger Group, Inc.*	1,541	12,991
Pantry, Inc.*	874	12,717
Spartan Stores, Inc.	813	12,447
Schiff Nutrition International, Inc.*	500	12,095
Coca-Cola Bottling Company Consolidated	170	11,577
Pilgrim’s Pride Corp.*	2,259	11,543
Village Super Market, Inc. — Class A	314	11,543
Inter Parfums, Inc.	611	11,181
Calavo Growers, Inc.	447	11,175
Alliance One International, Inc.*	3,265	10,546
USANA Health Sciences, Inc.*	218	10,130
Seneca Foods Corp. — Class A*	339	10,123
Nash Finch Co.	458	9,352
Annie’s, Inc.*	190	8,520
Ingles Markets, Inc. — Class A	474	7,750
Central European Distribution Corp.*,1	2,467	7,031
Nature’s Sunshine Products, Inc.	421	6,879
Chefs’ Warehouse, Inc.*	408	6,683
Revlon, Inc. — Class A*	427	6,593
National Beverage Corp.*	421	6,382
Limoneira Co.	309	5,695
Nutraceutical International Corp.*	325	5,122
Female Health Co.	712	5,091
Omega Protein Corp.*	737	5,056
Roundy’s, Inc.	744	4,501
Alico, Inc.	134	4,185
Oil-Dri Corporation of America	178	4,119
Arden Group, Inc. — Class A	41	3,978
John B Sanfilippo & Son, Inc.*	300	3,906
Orchids Paper Products Co.	210	3,788
Griffin Land & Nurseries, Inc.	108	3,643
Craft Brew Alliance, Inc.*	392	3,077
Synutra International, Inc.*	650	3,003
Inventure Foods, Inc.*	490	2,788
Westway Group, Inc.*	450	2,786
Farmer Bros Co.*	255	2,425
Lifeway Foods, Inc.	170	1,615
Total Consumer Staples		1,620,276
Telecommunication Services - 0.4%
Cincinnati Bell, Inc.*	7,375	42,037
Cogent Communications Group, Inc.	1,750	40,233
Consolidated Communications
Holdings, Inc.	1,496	25,716
Premiere Global Services, Inc.*	1,871	17,494
8x8, Inc.*	2,637	17,299
Shenandoah Telecommunications Co.	890	15,663
Atlantic Tele-Network, Inc.	338	14,527
Leap Wireless International, Inc.*	2,019	13,770
magicJack VocalTec Ltd.*	560	13,737
Vonage Holdings Corp.*	5,952	13,571
Iridium Communications, Inc.*	1,853	13,564
General Communication, Inc. — Class A*	1,368	13,406
Cbeyond, Inc.*	1,016	10,018
Neutral Tandem, Inc.*	1,046	9,811
USA Mobility, Inc.	824	9,781
NTELOS Holdings Corp.	556	9,658
inContact, Inc.*	1,165	7,596
Towerstream Corp.*	1,772	7,194
Primus Telecommunications Group, Inc.	450	6,872
Hawaiian Telcom Holdco, Inc.*	380	6,737
Fairpoint Communications, Inc.*	773	5,844
IDT Corp. — Class B	565	5,803
HickoryTech Corp.	502	5,311
ORBCOMM, Inc.*	1,337	5,000
Boingo Wireless, Inc.*	588	4,669
Lumos Networks Corp.	568	4,464
Total Telecommunication Services		339,775
Total Common Stocks
(Cost $40,735,341)		44,731,154
WARRANT†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	17	—
Total Warrant
(Cost $–)		—

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

RUSSELL 2000® FUND

	Shares	Value
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12*	108	$86
Green Bankshares, Inc.
Expires 09/30/20*	460	—
Total Rights
(Cost $134)		86
CLOSED-END FUND† - 0.0%
Firsthand Technology Value Fund, Inc.*	320	5,581
Total Closed-End Fund
(Cost $5,499)		5,581

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 45.3%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$18,762,492	18,762,492
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	10,795,190	10,795,190
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	6,158,367	6,158,367
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	1,734,717	1,734,717
Total Repurchase Agreements
(Cost $37,450,766)		37,450,766

SECURITIES LENDING COLLATERAL††,4 - 0.6%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	232,034	232,034
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	228,351	228,351
Total Securities Lending Collateral
(Cost $460,385)		460,385
Total Investments - 100.1%
(Cost $78,652,125)		$82,647,972
Other Assets & Liabilities, net - (0.1)%		(59,554)
Total Net Assets - 100.0%		$82,588,418

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $917,620)	11	$(4,276)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 Russell 2000 Index Swap,
Terminating 10/29/12[5]
(Notional Value $2,801,598)	3,345	$12,105
Credit Suisse Capital, LLC
October 2012 Russell 2000 Index Swap,
Terminating 10/31/12[5]
(Notional Value $7,426,529)	8,868	(53,862)
Barclays Bank plc
October 2012 Russell 2000 Index Swap,
Terminating 10/31/12[5]
(Notional Value $26,494,680)	31,637	(191,859)
(Total Notional Value
$36,722,807)		$(233,616)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RUSSELL 2000® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $436,646 of securities loaned
(cost $41,201,359)	$45,197,206
Repurchase agreements, at value
(cost $37,450,766)	37,450,766
Total investments
(cost $78,652,125)	82,647,972
Foreign currency, at value
(cost $414)	414
Segregated cash with broker	2,736,000
Unrealized appreciation on swap agreements	12,105
Cash	2,054
Receivables:
Fund shares sold	165,135
Dividends	52,379
Interest	789
Total assets	85,616,848
Liabilities:
Unrealized depreciation on swap agreements	245,721
Payable for:
Fund shares redeemed	2,178,037
Payable upon return of securities loaned	460,385
Management fees	50,249
Distribution and service fees	18,368
Transfer agent and administrative fees	16,750
Swap settlement	15,271
Variation margin	7,040
Portfolio accounting fees	6,700
Miscellaneous	29,909
Total liabilities	3,028,430
Net assets	$82,588,418
Net assets consist of:
Paid in capital	$84,371,495
Accumulated net investment loss	(349,476)
Accumulated net realized loss on investments	(5,191,559)
Net unrealized appreciation on investments	3,757,958
Net assets	$82,588,418
A-Class:
Net assets	$855,912
Capital shares outstanding	30,098
Net asset value per share	$28.44
Maximum offering price per share
(Net asset value divided by 95.25%)	$29.86
C-Class:
Net assets	$2,650,974
Capital shares outstanding	98,144
Net asset value per share	$27.01
H-Class:
Net assets	$79,081,532
Capital shares outstanding	2,782,738
Net asset value per share	$28.42

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $335)	$244,430
Interest	15,280
Income from securities lending, net	288
Total investment income	259,998

Expenses:
Management fees	221,580
Transfer agent and administrative fees	73,860
Distribution and service fees:
A-Class	1,865
C-Class	24,010
H-Class	65,993
Portfolio accounting fees	29,544
Custodian fees	5,372
Trustees’ fees*	3,179
Miscellaneous	30,461
Total expenses	455,864
Net investment loss	(195,866)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(686,399)
Swap agreements	(253,275)
Futures contracts	(172,042)
Net realized loss	(1,111,716)
Net change in unrealized appreciation
(depreciation) on:
Investments	(637,332)
Swap agreements	(190,225)
Futures contracts	(38,624)
Net change in unrealized appreciation
(depreciation)	(866,181)
Net realized and unrealized loss	(1,977,897)
Net decrease in net assets resulting from operations	$(2,173,763)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(195,866)	$(433,519)
Net realized gain (loss) on investments	(1,111,716)	6,304,933
Net change in unrealized appreciation (depreciation) on investments	(866,181)	2,862,358
Net increase (decrease) in net assets resulting from operations	(2,173,763)	8,733,772

Capital share transactions:
Proceeds from sale of shares
A-Class	14,291,089	35,603,617
C-Class	22,204,443	83,457,886
H-Class	194,087,254	364,847,623
Cost of shares redeemed
A-Class	(14,388,246)	(38,744,977)
C-Class	(25,683,501)	(84,349,313)
H-Class	(176,150,783)	(339,357,813)
Net increase from capital share transactions	14,360,256	21,457,023
Net increase in net assets	12,186,493	30,190,795

Net assets:
Beginning of period	70,401,925	40,211,130
End of period	$82,588,418	$70,401,925
Accumulated net investment loss at end of period	$(349,476)	$(153,610)

Capital share activity:
Shares sold
A-Class	504,999	1,467,841
C-Class	858,962	3,373,536
H-Class	7,134,973	14,071,385
Shares redeemed
A-Class	(498,646)	(1,470,535)
C-Class	(994,487)	(3,397,242)
H-Class	(6,604,995)	(12,954,131)
Net increase in shares	400,806	1,090,854

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

russell 2000® fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.20	$28.54	$22.96	$14.31	$23.57	$27.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.23)	(.24)	(.15)	(.02)	.34
Net gain (loss) on investments (realized and unrealized)	.32	(.11)	5.82	8.80	(9.24)	(4.21)
Total from investment operations	.24	(.34)	5.58	8.65	(9.26)	(3.87)
Less distributions from:
Net investment income	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$28.44	$28.20	$28.54	$22.96	$14.31	$23.57

Total Return[c]	0.85%	(1.19%)	24.30%	60.45%	(39.29%)	(14.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$856	$670	$755	$1,313	$2,309	$909
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.89%)	(1.01%)	(0.81%)	(0.13%)	1.26%
Total expenses	1.50%	1.58%	1.56%	1.57%	1.56%	1.51%
Portfolio turnover rate	120%	121%	284%	370%	485%	535%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.90	$27.46	$22.29	$14.00	$23.28	$27.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.46)	(.47)	(.34)	(.15)	.23
Net gain (loss) on investments (realized and unrealized)	.29	(.10)	5.64	8.63	(9.13)	(4.23)
Total from investment operations	.11	(.56)	5.17	8.29	(9.28)	(4.00)
Less distributions from:
Net investment income	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$27.01	$26.90	$27.46	$22.29	$14.00	$23.28

Total Return[c]	0.41%	(2.04%)	23.25%	59.21%	(39.86%)	(14.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,651	$6,285	$7,068	$2,860	$2,123	$678
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.83%)	(1.87%)	(1.56%)	(0.82%)	0.85%
Total expenses	2.28%	2.34%	2.31%	2.30%	2.29%	2.27%
Portfolio turnover rate	120%	121%	284%	370%	485%	535%

114 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

russell 2000® fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.16	$28.52	$22.93	$14.31	$23.57	$27.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.22)	(.27)	(.16)	(.02)	.51
Net gain (loss) on investments (realized and unrealized)	.34	(.14)	5.86	8.78	(9.24)	(4.38)
Total from investment operations	.26	(.36)	5.59	8.62	(9.26)	(3.87)
Less distributions from:
Net investment income	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$28.42	$28.16	$28.52	$22.93	$14.31	$23.57

Total Return[c]	0.92%	(1.26%)	24.32%	60.24%	(39.29%)	(14.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,082	$63,447	$32,389	$32,790	$19,847	$4,327
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.83%)	(1.09%)	(0.83%)	(0.09%)	1.86%
Total expenses	1.48%	1.58%	1.57%	1.56%	1.55%	1.52%
Portfolio turnover rate	120%	121%	284%	370%	485%	535%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 115

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

116 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE russell 2000® strategy FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 92.4%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$6,284,045	$6,284,045
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	3,615,589	3,615,589
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	2,062,597	2,062,597
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	816,624	816,624
Total Repurchase Agreements
(Cost $12,778,855)		12,778,855
Total Investments - 92.4%
(Cost $12,778,855)		$12,778,855
Other Assets & Liabilities, net - 7.6%		1,043,879
Total Net Assets - 100.0%		$13,822,734

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Russell 2000
Index Mini Futures Contracts
(Aggregate Value of
Contracts $9,343,040)	112	$71,264

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2012 Russell 2000 Index
Swap, Terminating 10/31/12[3]
(Notional Value $3,188,692)	3,808	$21,680
Barclays Bank plc
October 2012 Russell 2000 Index
Swap, Terminating 10/31/12[3]
(Notional Value $681,457)	814	4,958
Goldman Sachs International
October 2012 Russell 2000 Index
Swap, Terminating 10/29/12[3]
(Notional Value $572,898)	684	(2,492)
(Total Notional Value
$4,443,047)		$24,146

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 117

INVERSE russell 2000® strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Repurchase agreements, at value
(cost $12,778,855)	$12,778,855
Segregated cash with broker	972,000
Unrealized appreciation on swap agreements	26,638
Receivables:
Variation margin	71,680
Fund shares sold	44,515
Interest	169
Total assets	13,893,857
Liabilities:
Unrealized depreciation on swap agreements	2,492
Payable for:
Fund shares redeemed	37,647
Management fees	9,629
Distribution and service fees	3,100
Transfer agent and administrative fees	2,675
Swap settlement	2,278
Portfolio accounting fees	1,070
Miscellaneous	12,232
Total liabilities	71,123
Net assets	$13,822,734
Net assets consist of:
Paid in capital	$70,015,525
Accumulated net investment loss	(314,119)
Accumulated net realized loss on investments	(55,974,082)
Net unrealized appreciation on investments	95,410
Net assets	$13,822,734
A-Class:
Net assets	$839,978
Capital shares outstanding	50,135
Net asset value per share	$16.75
Maximum offering price per share
(Net asset value divided by 95.25%)	$17.59
C-Class:
Net assets	$738,258
Capital shares outstanding	47,065
Net asset value per share	$15.69
H-Class:
Net assets	$12,244,498
Capital shares outstanding	729,749
Net asset value per share	$16.78

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$18,425
Total investment income	18,425

Expenses:
Management fees	132,686
Transfer agent and administrative fees	36,857
Distribution and service fees:
A-Class	1,154
C-Class	4,194
H-Class	34,655
Portfolio accounting fees	14,743
Licensing fees	17,783
Custodian fees	2,565
Trustees’ fees*	1,501
Miscellaneous	15,664
Total expenses	261,802
Net investment loss	(243,377)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,712,020)
Futures contracts	(697,081)
Net realized loss	(2,409,101)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(20,962)
Futures contracts	182,626
Net change in unrealized appreciation
(depreciation)	161,664
Net realized and unrealized loss	(2,247,437)
Net decrease in net assets resulting
from operations	$(2,490,814)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE russell 2000® strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(243,377)	$(344,345)
Net realized loss on investments	(2,409,101)	(2,486,068)
Net change in unrealized appreciation (depreciation) on investments	161,664	198,814
Net decrease in net assets resulting from operations	(2,490,814)	(2,631,599)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,215,680	7,173,118
C-Class	1,735,566	6,283,582
H-Class	85,153,506	201,994,386
Cost of shares redeemed
A-Class	(1,866,117)	(7,494,667)
C-Class	(1,785,462)	(6,502,435)
H-Class	(87,871,260)	(191,935,153)
Net increase (decrease) from capital share transactions	(2,418,087)	9,518,831
Net increase (decrease) in net assets	(4,908,901)	6,887,232

Net assets:
Beginning of period	18,731,635	11,844,403
End of period	$13,822,734	$18,731,635
Accumulated net investment loss at end of period	$(314,119)	$(70,742)

Capital share activity:
Shares sold
A-Class	120,414	336,649
C-Class	102,894	310,758
H-Class	4,643,502	9,760,842
Shares redeemed
A-Class	(105,348)	(357,933)
C-Class	(106,817)	(321,668)
H-Class	(4,902,810)	(9,255,491)
Net increase (decrease) in shares	(248,165)	473,157

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 119

INVERSE russell 2000® strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.46	$19.77	$27.00	$48.02	$39.05	$35.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.34)	(.38)	(.54)	(.21)	1.06
Net gain (loss) on investments (realized and unrealized)	(.57)	(1.97)	(6.85)	(20.48)	9.57	4.40
Total from investment operations	(.71)	(2.31)	(7.23)	(21.02)	9.36	5.46
Less distributions from:
Net investment income	—	—	—	—	(.39)	(1.41)
Total distributions	—	—	—	—	(.39)	(1.41)
Net asset value, end of period	$16.75	$17.46	$19.77	$27.00	$48.02	$39.05

Total Return[c]	(4.07%)	(11.68%)	(26.78%)	(43.77%)	23.91%	16.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$840	$612	$1,114	$1,765	$2,299	$6,816
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.66%)	(1.53%)	(1.58%)	(0.50%)	2.96%
Total expenses	1.72%	1.75%	1.71%	1.71%	1.96%	1.89%
Portfolio turnover rate	—	—	—	—	214%	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.41	$18.71	$25.75	$46.15	$37.80	$34.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.47)	(.55)	(.76)	(.40)	.76
Net gain (loss) on investments (realized and unrealized)	(.52)	(1.83)	(6.49)	(19.64)	9.14	4.27
Total from investment operations	(.72)	(2.30)	(7.04)	(20.40)	8.74	5.03
Less distributions from:
Net investment income	—	—	—	—	(.39)	(1.41)
Total distributions	—	—	—	—	(.39)	(1.41)
Net asset value, end of period	$15.69	$16.41	$18.71	$25.75	$46.15	$37.80

Total Return[c]	(4.39%)	(12.29%)	(27.34%)	(44.20%)	23.06%	15.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$738	$837	$1,158	$2,003	$2,199	$6,136
Ratios to average net assets:
Net investment income (loss)	(2.36%)	(2.43%)	(2.28%)	(2.34%)	(1.03%)	2.17%
Total expenses	2.48%	2.51%	2.46%	2.46%	2.76%	2.67%
Portfolio turnover rate	—	—	—	—	214%	—

120 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE russell 2000® strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.47	$19.79	$27.01	$48.05	$39.07	$35.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.35)	(.38)	(.53)	(.19)	1.05
Net gain (loss) on investments (realized and unrealized)	(.54)	(1.97)	(6.84)	(20.51)	9.56	4.41
Total from investment operations	(.69)	(2.32)	(7.22)	(21.04)	9.37	5.46
Less distributions from:
Net investment income	—	—	—	—	(.39)	(1.41)
Total distributions	—	—	—	—	(.39)	(1.41)
Net asset value, end of period	$16.78	$17.47	$19.79	$27.01	$48.05	$39.07

Total Return[c]	(3.95%)	(11.72%)	(26.73%)	(43.79%)	23.93%	16.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,244	$17,283	$9,572	$25,924	$30,131	$42,554
Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.70%)	(1.53%)	(1.58%)	(0.45%)	2.93%
Total expenses	1.76%	1.77%	1.71%	1.71%	1.97%	1.89%
Portfolio turnover rate	—	—	—	—	214%	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	September 30, 2012

S&P 500 PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.0%
Alexion Pharmaceuticals, Inc.	1.8%
Visa, Inc. — Class A	1.5%
Gilead Sciences, Inc.	1.4%
Biogen Idec, Inc.	1.4%
Google, Inc. — Class A	1.3%
Ross Stores, Inc.	1.3%
Discovery Communications,
Inc. — Class A	1.3%
Amazon.com, Inc.	1.3%
Express Scripts Holding Co.	1.3%
Top Ten Total	14.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

122 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P 500 PURE growth FUND

	Shares	Value
COMMON STOCKS† - 100.2%

Health Care - 24.6%
Alexion Pharmaceuticals, Inc.*	13,880	$1,587,872
Gilead Sciences, Inc.*	18,559	1,231,018
Biogen Idec, Inc.*	8,029	1,198,168
Express Scripts Holding Co.*	17,894	1,121,418
Celgene Corp.*	14,341	1,095,652
Intuitive Surgical, Inc.*	2,071	1,026,450
Edwards Lifesciences Corp.*	9,330	1,001,762
Mylan, Inc.*	40,750	994,299
Perrigo Co.	8,209	953,640
CR Bard, Inc.	7,340	768,131
Abbott Laboratories	11,200	767,872
Amgen, Inc.	8,940	753,821
UnitedHealth Group, Inc.	13,320	738,061
Laboratory Corporation of America Holdings*	7,892	729,773
DaVita, Inc.*	6,990	724,234
Zimmer Holdings, Inc.	9,130	617,371
Watson Pharmaceuticals, Inc.*	6,980	594,417
Life Technologies Corp.*	11,863	579,864
Varian Medical Systems, Inc.*	9,590	578,469
Baxter International, Inc.	9,540	574,880
Cerner Corp.*	7,282	563,700
Quest Diagnostics, Inc.	8,680	550,572
Stryker Corp.	9,850	548,251
Waters Corp.*	6,337	528,062
Becton Dickinson and Co.	6,490	509,854
St. Jude Medical, Inc.	11,841	498,861
Allergan, Inc.	5,036	461,197
Johnson & Johnson	5,470	376,938
Total Health Care		21,674,607
Consumer Discretionary - 22.9%
Ross Stores, Inc.	17,543	1,133,278
Discovery Communications, Inc. — Class A*	18,923	1,128,378
Amazon.com, Inc.*	4,416	1,123,078
Priceline.com, Inc.*	1,741	1,077,209
AutoZone, Inc.*	2,718	1,004,763
Dollar Tree, Inc.*	20,562	992,630
Scripps Networks Interactive, Inc. — Class A	15,494	948,697
O’Reilly Automotive, Inc.*	11,211	937,464
DIRECTV*	17,497	917,893
TJX Companies, Inc.	19,218	860,774
Chipotle Mexican Grill, Inc. — Class A*	2,617	831,002
Family Dollar Stores, Inc.	11,735	778,031
Coach, Inc.	13,287	744,338
Netflix, Inc.*,1	12,865	700,371
Sherwin-Williams Co.	4,330	644,780
Fossil, Inc.*	7,190	608,993
Bed Bath & Beyond, Inc.*	9,083	572,229
Wynn Resorts Ltd.	4,801	554,227
Yum! Brands, Inc.	8,037	533,175
Ralph Lauren Corp. — Class A	3,405	514,938
Apollo Group, Inc. — Class A*	17,712	514,534
Viacom, Inc. — Class B	9,558	512,213
DeVry, Inc.	22,320	508,003
McDonald’s Corp.	5,099	467,833
NIKE, Inc. — Class B	4,410	418,553
VF Corp.	2,360	376,090
Tiffany & Co.	5,456	337,617
Starbucks Corp.	6,276	318,507
Total Consumer Discretionary		20,059,598
Information Technology - 21.7%
Apple, Inc.	2,589	1,727,536
Visa, Inc. — Class A	9,859	1,323,866
Google, Inc. — Class A*	1,519	1,146,086
Salesforce.com, Inc.*	7,015	1,071,121
Red Hat, Inc.*	16,738	953,062
Cognizant Technology Solutions
Corp. — Class A*	12,765	892,529
Mastercard, Inc. — Class A	1,815	819,436
F5 Networks, Inc.*	7,808	817,498
Teradata Corp.*	9,535	719,034
Broadcom Corp. — Class A	19,713	681,676
Intuit, Inc.	11,363	669,053
Altera Corp.	19,267	654,789
KLA-Tencor Corp.	13,609	649,217
QUALCOMM, Inc.	10,239	639,835
Citrix Systems, Inc.*	7,786	596,174
SanDisk Corp.*	13,703	595,121
Amphenol Corp. — Class A	10,038	591,037
Lam Research Corp.*	18,560	589,930
Fiserv, Inc.*	7,790	576,694
Microchip Technology, Inc.	16,066	526,001
Oracle Corp.	16,082	506,422
Automatic Data Processing, Inc.	8,420	493,917
NetApp, Inc.*	14,233	467,981
International Business Machines Corp.	2,177	451,619
Akamai Technologies, Inc.*	11,639	445,308
Xilinx, Inc.	12,589	420,598
Total Information Technology		19,025,540
Industrials - 7.4%
Stericycle, Inc.*	10,659	964,853
WW Grainger, Inc.	3,015	628,236
Lockheed Martin Corp.	6,230	581,757
First Solar, Inc.*	23,285	515,645
Deere & Co.	6,172	509,128
Dun & Bradstreet Corp.	6,380	507,976
Union Pacific Corp.	4,060	481,922
Pall Corp.	7,590	481,889
CH Robinson Worldwide, Inc.	8,060	471,913
Roper Industries, Inc.	3,820	419,780
United Parcel Service, Inc. — Class B	5,780	413,675
Rockwell Automation, Inc.	4,467	310,680
Joy Global, Inc.	3,900	218,634
Total Industrials		6,506,088
Consumer Staples - 6.9%
PepsiCo, Inc.	11,370	804,655
Philip Morris International, Inc.	8,342	750,279
Monster Beverage Corp.*	12,850	695,956
Coca-Cola Co.	16,700	633,431
Hershey Co.	7,760	550,106

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P 500 PURE growth FUND

	Shares	Value
Colgate-Palmolive Co.	4,810	$515,729
Kimberly-Clark Corp.	5,780	495,808
Mead Johnson Nutrition
Co. — Class A	5,610	411,101
Brown-Forman Corp. — Class B	6,241	407,225
Estee Lauder Companies,
Inc. — Class A	6,454	397,373
Kellogg Co.	6,880	355,421
Total Consumer Staples		6,017,084
Materials - 6.2%
Newmont Mining Corp.	15,955	893,640
CF Industries Holdings, Inc.	2,990	664,498
FMC Corp.	11,538	638,974
PPG Industries, Inc.	5,000	574,200
International Flavors & Fragrances, Inc.	9,275	552,605
Sigma-Aldrich Corp.	7,154	514,873
Ecolab, Inc.	7,920	513,295
Praxair, Inc.	3,580	371,890
Cliffs Natural Resources, Inc.	9,280	363,126
Monsanto Co.	3,900	354,978
Total Materials		5,442,079
Financials - 4.9%
IntercontinentalExchange, Inc.*	7,184	958,417
American Tower Corp. — Class A	11,261	803,923
Franklin Resources, Inc.	5,250	656,617
Aflac, Inc.	13,310	637,283
BlackRock, Inc. — Class A	2,850	508,155
T. Rowe Price Group, Inc.	5,720	362,076
Ventas, Inc.	5,366	334,034
Total Financials		4,260,505
Energy - 4.5%
Southwestern Energy Co.*	18,028	627,013
Diamond Offshore Drilling, Inc.	9,049	595,515
EOG Resources, Inc.	4,870	545,684
Cameron International Corp.*	7,931	444,691
Pioneer Natural Resources Co.	4,138	432,007
Helmerich & Payne, Inc.	7,400	352,314
Peabody Energy Corp.	15,193	338,652
Cabot Oil & Gas Corp.	7,250	325,525
Schlumberger Ltd.	4,350	314,636
Total Energy		3,976,037
Telecommunication Services - 1.1%
Crown Castle International Corp.*	15,130	969,833
Total Common Stocks
(Cost $69,867,360)		87,931,371

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$138,652	138,652
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	79,775	79,775
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	45,510	45,510
Total Repurchase Agreements
(Cost $263,937)		263,937
SECURITIES LENDING COLLATERAL††,3 - 0.1%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	62,924	62,924
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	61,926	61,926
Total Securities Lending Collateral
(Cost $124,850)		124,850
Total Investments - 100.6%
(Cost $70,256,147)		$88,320,158
Other Assets & Liabilities, net - (0.6)%		(563,649)
Total Net Assets - 100.0%		$87,756,509

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

124 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE growth FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $119,768 of securities loaned
(cost $69,992,210)	$88,056,221
Repurchase agreements,
at value (cost $263,937)	263,937
Total investments
(cost $70,256,147)	88,320,158
Receivables:
Fund shares sold	105,855
Dividends	69,629
Interest	432
Total assets	88,496,074
Liabilities:
Payable for:
Fund shares redeemed	478,130
Payable upon return of securities loaned	124,850
Management fees	49,763
Distribution and service fees	22,373
Transfer agent and administrative fees	16,588
Portfolio accounting fees	6,635
Miscellaneous	41,226
Total liabilities	739,565
Net assets	$87,756,509
Net assets consist of:
Paid in capital	$84,288,367
Accumulated net investment loss	(322,827)
Accumulated net realized loss on investments	(14,273,042)
Net unrealized appreciation on investments	18,064,011
Net assets	$87,756,509
A-Class:
Net assets	$8,255,134
Capital shares outstanding	240,050
Net asset value per share	$34.39
Maximum offering price per share
(Net asset value divided by 95.25%)	$36.10
C-Class:
Net assets	$10,056,968
Capital shares outstanding	312,165
Net asset value per share	$32.22
H-Class:
Net assets	$69,444,407
Capital shares outstanding	2,020,215
Net asset value per share	$34.37

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$446,866
Income from securities lending, net	428
Interest	332
Total investment income	447,626

Expenses:
Management fees	326,666
Transfer agent and administrative fees	108,889
Distribution and service fees:
A-Class	7,807
C-Class	51,894
H-Class	88,108
Portfolio accounting fees	43,555
Custodian fees	7,611
Trustees’ fees*	3,810
Miscellaneous	49,407
Total expenses	687,747
Net investment loss	(240,121)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,154,150)
Net realized loss	(4,154,150)
Net change in unrealized appreciation
(depreciation) on:
Investments	5,614,047
Net change in unrealized appreciation
(depreciation)	5,614,047
Net realized and unrealized gain	1,459,897
Net increase in net assets resulting
from operations	$1,219,776

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 125

S&P 500 PURE growth FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(240,121)	$(379,329)
Net realized loss on investments	(4,154,150)	(3,533,260)
Net change in unrealized appreciation (depreciation) on investments	5,614,047	151,421
Net increase (decrease) in net assets resulting from operations	1,219,776	(3,761,168)

Distributions to shareholders from:
Net realized gains
A-Class	—	(25,990)
C-Class	—	(71,516)
H-Class	—	(538,834)
Total distributions to shareholders	—	(636,340)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,895,763	29,481,857
C-Class	3,561,036	8,753,921
H-Class	265,623,156	317,543,098
Distributions reinvested
A-Class	–	24,625
C-Class	–	69,727
H-Class	–	519,152
Cost of shares redeemed
A-Class	(12,301,680)	(28,735,214)
C-Class	(4,950,098)	(6,108,124)
H-Class	(234,387,264)	(315,975,426)
Net increase from capital share transactions	35,440,913	5,573,616
Net increase in net assets	36,660,689	1,176,108

Net assets:
Beginning of period	51,095,820	49,919,712
End of period	$87,756,509	$51,095,820
Accumulated net investment loss at end of period	$(322,827)	$(82,706)

Capital share activity:
Shares sold
A-Class	535,044	902,644
C-Class	114,556	293,533
H-Class	8,099,904	9,949,737
Shares issued from reinvestment of distributions
A-Class	—	794
C-Class	—	2,385
H-Class	—	16,752
Shares redeemed
A-Class	(377,377)	(902,622)
C-Class	(160,285)	(204,848)
H-Class	(7,140,658)	(10,077,462)
Net increase (decrease) in shares	1,071,184	(19,087)

126 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE growth FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.54	$33.15	$26.51	$15.82	$25.11	$27.17
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.20)	(.18)	(.18)	(.11)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.08)	1.82	6.82	10.87	(9.18)	(1.52)
Total from investment operations	(.15)	1.62	6.64	10.69	(9.29)	(1.67)
Less distributions from:
Net realized gains	—	(.23)	—	—	—	(.39)
Total distributions	—	(.23)	—	—	—	(.39)
Net asset value, end of period	$34.39	$34.54	$33.15	$26.51	$15.82	$25.11

Total Return[c]	(0.43%)	4.96%	25.05%	67.57%	(37.00%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,255	$2,846	$2,704	$1,774	$2,346	$5,443
Ratios to average net assets:
Net investment loss	(0.45%)	(0.62%)	(0.65%)	(0.81%)	(0.46%)	(0.53%)
Total expenses	1.49%	1.52%	1.53%	1.52%	1.53%	1.51%
Portfolio turnover rate	230%	586%	808%	699%	573%	450%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$32.48	$31.42	$25.32	$15.23	$24.35	$26.57
Income (loss) from investment operations:
Net investment loss[b]	(.19)	(.41)	(.41)	(.30)	(.23)	(.32)
Net gain (loss) on investments (realized and unrealized)	(.07)	1.70	6.51	10.39	(8.89)	(1.51)
Total from investment operations	(.26)	1.29	6.10	10.09	(9.12)	(1.83)
Less distributions from:
Net realized gains	—	(.23)	—	—	—	(.39)
Total distributions	—	(.23)	—	—	—	(.39)
Net asset value, end of period	$32.22	$32.48	$31.42	$25.32	$15.23	$24.35

Total Return[c]	(0.77%)	4.15%	24.09%	66.25%	(37.45%)	(7.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,057	$11,623	$8,384	$6,494	$2,111	$4,453
Ratios to average net assets:
Net investment loss	(1.22%)	(1.35%)	(1.53%)	(1.40%)	(1.13%)	(1.21%)
Total expenses	2.24%	2.26%	2.29%	2.28%	2.29%	2.27%
Portfolio turnover rate	230%	586%	808%	699%	573%	450%

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 127

S&P 500 PURE growth FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.52	$33.13	$26.50	$15.81	$25.10	$27.16
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.19)	(.26)	(.14)	(.09)	(.17)
Net gain (loss) on investments (realized and unrealized)	(.07)	1.81	6.89	10.83	(9.20)	(1.50)
Total from investment operations	(.15)	1.62	6.63	10.69	(9.29)	(1.67)
Less distributions from:
Net realized gains	—	(.23)	—	—	—	(.39)
Total distributions	—	(.23)	—	—	—	(.39)
Net asset value, end of period	$34.37	$34.52	$33.13	$26.50	$15.81	$25.10

Total Return[c]	(0.43%)	4.96%	25.02%	67.62%	(37.01%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,444	$36,627	$38,831	$15,874	$12,512	$11,937
Ratios to average net assets:
Net investment loss	(0.46%)	(0.59%)	(0.89%)	(0.60%)	(0.41%)	(0.62%)
Total expenses	1.49%	1.51%	1.55%	1.53%	1.53%	1.53%
Portfolio turnover rate	230%	586%	808%	699%	573%	450%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

128 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

S&P 500 PURE VALUE FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
American International Group, Inc.	2.9%
Whirlpool Corp.	2.8%
Computer Sciences Corp.	2.7%
Valero Energy Corp.	2.3%
Tesoro Corp.	2.1%
Hartford Financial Services Group, Inc.	1.9%
Dean Foods Co.	1.9%
Marathon Petroleum Corp.	1.8%
Sprint Nextel Corp.	1.8%
Tenet Healthcare Corp.	1.8%
Top Ten Total	22.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P 500 PURE value FUND

	Shares	Value
COMMON STOCKS† - 100.6%

Financials - 38.4%
American International Group, Inc.*	69,802	$2,288,807
Hartford Financial Services Group, Inc.	77,917	1,514,706
Bank of America Corp.	149,410	1,319,291
Lincoln National Corp.	54,440	1,316,903
Allstate Corp.	33,093	1,310,813
Hudson City Bancorp, Inc.	161,364	1,284,457
Citigroup, Inc.	35,628	1,165,748
Morgan Stanley	68,206	1,141,768
MetLife, Inc.	32,146	1,107,751
SunTrust Banks, Inc.	36,350	1,027,614
Genworth Financial, Inc. — Class A*	193,729	1,013,203
Prudential Financial, Inc.	17,012	927,324
XL Group plc — Class A	37,990	912,900
JPMorgan Chase & Co.	21,779	881,614
Capital One Financial Corp.	14,777	842,437
Goldman Sachs Group, Inc.	7,250	824,180
Regions Financial Corp.	100,747	726,386
Assurant, Inc.	18,935	706,276
Bank of New York Mellon Corp.	30,500	689,910
Principal Financial Group, Inc.	25,400	684,276
Unum Group	34,717	667,261
E*TRADE Financial Corp.*	74,162	653,367
KeyCorp	71,900	628,406
Legg Mason, Inc.	21,578	532,545
Loews Corp.	12,880	531,429
Cincinnati Financial Corp.	13,286	503,407
Ameriprise Financial, Inc.	8,030	455,221
ACE Ltd.	5,920	447,552
Comerica, Inc.	14,410	447,430
PNC Financial Services Group, Inc.	6,873	433,686
Leucadia National Corp.	18,670	424,743
Fifth Third Bancorp	26,715	414,350
BB&T Corp.	11,736	389,166
Huntington Bancshares, Inc.	52,090	359,421
Wells Fargo & Co.	10,350	357,386
CME Group, Inc. — Class A	5,520	316,296
First Horizon National Corp.	32,070	308,834
Torchmark Corp.	5,902	303,068
SLM Corp.	18,346	288,399
NASDAQ OMX Group, Inc.	12,372	288,206
NYSE Euronext	9,369	230,946
Total Financials		30,667,483
Energy - 12.3%
Valero Energy Corp.	57,911	1,834,621
Tesoro Corp.	39,886	1,671,224
Marathon Petroleum Corp.	26,438	1,443,250
Marathon Oil Corp.	44,716	1,322,252
Sunoco, Inc.[1]	27,515	1,288,527
Murphy Oil Corp.	10,430	559,987
Hess Corp.	9,815	527,262
ConocoPhillips	8,566	489,804
Phillips 66	8,233	381,764
Nabors Industries Ltd.*	13,308	186,711
Alpha Natural Resources, Inc.*	14,167	93,077
Total Energy		9,798,479
Consumer Discretionary - 9.3%
Whirlpool Corp.	27,169	2,252,581
Gannett Company, Inc.	51,526	914,586
GameStop Corp. — Class A1	36,975	776,475
Best Buy Company, Inc.	36,550	628,295
Washington Post Co. — Class B	1,636	593,917
Ford Motor Co.	57,880	570,697
Staples, Inc.	40,380	465,178
JC Penney Company, Inc.	15,821	384,292
AutoNation, Inc.*	7,205	314,642
Johnson Controls, Inc.	10,990	301,126
Goodyear Tire & Rubber Co.*	20,282	247,238
Total Consumer Discretionary		7,449,027
Information Technology - 8.6%
Computer Sciences Corp.	66,840	2,152,916
Jabil Circuit, Inc.	41,202	771,301
Micron Technology, Inc.*	113,980	682,170
SAIC, Inc.	50,090	603,084
Western Digital Corp.	15,440	597,991
Xerox Corp.	78,726	577,849
Harris Corp.	9,272	474,912
Hewlett-Packard Co.	21,490	366,619
Corning, Inc.	20,670	271,811
Lexmark International, Inc. — Class A	11,430	254,318
Dell, Inc.	15,514	152,968
Total Information Technology		6,905,939
Consumer Staples - 8.4%
Dean Foods Co.*	90,573	1,480,869
Archer-Daniels-Midland Co.	40,490	1,100,518
Tyson Foods, Inc. — Class A	53,103	850,710
Kroger Co.	32,560	766,462
Safeway, Inc.[1]	46,978	755,876
CVS Caremark Corp.	11,133	539,060
Walgreen Co.	14,094	513,585
Molson Coors Brewing Co. — Class B	7,658	344,993
Sysco Corp.	10,402	325,271
Total Consumer Staples		6,677,344
Health Care - 6.9%
Tenet Healthcare Corp.*	227,290	1,425,108
Coventry Health Care, Inc.	24,274	1,011,983
McKesson Corp.	8,773	754,741
AmerisourceBergen Corp. — Class A	19,400	750,974
Cardinal Health, Inc.	18,110	705,747
Cigna Corp.	10,080	475,474
PerkinElmer, Inc.	12,470	367,491
Total Health Care		5,491,518
Industrials - 6.2%
L-3 Communications Holdings, Inc.	11,818	847,469
Northrop Grumman Corp.	12,027	798,954

130 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P 500 PURE value FUND

	Shares	Value
Avery Dennison Corp.	22,160	$705,131
Southwest Airlines Co.	76,520	671,080
RR Donnelley & Sons Co.[1]	55,756	591,014
Ingersoll-Rand plc	9,410	421,756
Jacobs Engineering Group, Inc.*	9,625	389,139
Textron, Inc.	12,800	334,976
Ryder System, Inc.	5,273	205,963
Total Industrials		4,965,482
Materials - 4.2%
Alcoa, Inc.	77,161	682,875
International Paper Co.	12,480	453,274
Sealed Air Corp.	28,256	436,838
United States Steel Corp.[1]	22,091	421,275
Weyerhaeuser Co.	15,322	400,517
Owens-Illinois, Inc.*	21,300	399,588
Dow Chemical Co.	10,599	306,947
Bemis Company, Inc.	8,769	275,960
Total Materials		3,377,274
Utilities - 3.2%
NRG Energy, Inc.	55,510	1,187,359
Edison International	9,070	414,408
Pepco Holdings, Inc.	21,362	403,742
Integrys Energy Group, Inc.	5,317	277,548
DTE Energy Co.	4,576	274,285
Total Utilities		2,557,342
Telecommunication Services - 3.1%
Sprint Nextel Corp.*	258,985	1,429,597
MetroPCS Communications, Inc.*	45,730	535,498
CenturyLink, Inc.	6,600	266,640
Frontier Communications Corp.[1]	50,401	246,965
Total Telecommunication Services		2,478,700
Total Common Stocks
(Cost $75,140,492)		80,368,588

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$246,142	246,142
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	141,621	141,621
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	80,791	80,791
Total Repurchase Agreements
(Cost $468,554)		468,554

SECURITIES LENDING COLLATERAL††,3 - 2.5%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	987,095	987,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	971,430	971,430
Total Securities Lending Collateral
(Cost $1,958,525)		1,958,525
Total Investments - 103.7%
(Cost $77,567,571)		$82,795,667
Other Assets & Liabilities, net - (3.7)%		(2,958,213)
Total Net Assets - 100.0%		$79,837,454

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11. plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 131

S&P 500 PURE value FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $1,907,437 of securities loaned
(cost $77,099,017)	$82,327,113
Repurchase agreements, at value
(cost $468,554)	468,554
Total investments
(cost $77,567,571)	82,795,667
Cash	1,041
Receivables:
Fund shares sold	264,956
Dividends	91,473
Interest	205
Total assets	83,153,342
Liabilities:
Payable for:
Payable upon return of securities loaned	1,958,525
Fund shares redeemed	1,277,923
Management fees	34,850
Distribution and service fees	12,451
Transfer agent and administrative fees	11,617
Portfolio accounting fees	4,646
Miscellaneous	15,876
Total liabilities	3,315,888
Net assets	$79,837,454
Net assets consist of:
Paid in capital	$82,403,709
Undistributed net investment income	178,859
Accumulated net realized loss on investments	(7,973,210)
Net unrealized appreciation on investments	5,228,096
Net assets	$79,837,454
A-Class:
Net assets	$1,095,109
Capital shares outstanding	11,919
Net asset value per share	$91.88
Maximum offering price per share
(Net asset value divided by 95.25%)	$96.46
C-Class:
Net assets	$1,376,526
Capital shares outstanding	16,268
Net asset value per share	$84.61
H-Class:
Net assets	$77,365,819
Capital shares outstanding	839,208
Net asset value per share	$92.19

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$323,996
Income from securities lending, net	199
Interest	79
Total investment income	324,274

Expenses:
Management fees	111,598
Transfer agent and administrative fees	37,199
Distribution and service fees:
A-Class	1,377
C-Class	7,209
H-Class	34,020
Portfolio accounting fees	14,880
Custodian fees	2,856
Trustees’ fees*	1,826
Miscellaneous	16,184
Total expenses	227,149
Net investment income	97,125

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,051,700)
Net realized loss	(2,051,700)
Net change in unrealized appreciation
(depreciation) on:
Investments	2,128,898
Net change in unrealized appreciation
(depreciation)	2,128,898
Net realized and unrealized gain	77,198
Net increase in net assets resulting
from operations	$174,323

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE value FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$97,125	$81,734
Net realized gain (loss) on investments	(2,051,700)	238,143
Net change in unrealized appreciation (depreciation) on investments	2,128,898	(2,958,416)
Net increase (decrease) in net assets resulting from operations	174,323	(2,638,539)

Capital share transactions:
Proceeds from sale of shares
A-Class	227,530	9,200,693
C-Class	602,571	4,609,920
H-Class	110,414,907	315,392,630
Cost of shares redeemed
A-Class	(912,716)	(9,753,404)
C-Class	(1,253,213)	(7,654,634)
H-Class	(102,276,314)	(271,168,176)
Net increase from capital share transactions	6,802,765	40,627,029
Net increase in net assets	6,977,088	37,988,490

Net assets:
Beginning of period	72,860,366	34,871,876
End of period	$79,837,454	$72,860,366
Undistributed net investment income at end of period	$178,859	$81,734

Capital share activity:
Shares sold
A-Class	2,595	99,586
C-Class	7,453	56,030
H-Class	1,238,130	3,557,929
Shares redeemed
A-Class	(10,424)	(105,660)
C-Class	(15,813)	(99,149)
H-Class	(1,133,282)	(3,120,293)
Net increase in shares	88,659	388,443

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 133

S&P 500 PURE value FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$93.49	$90.21	$79.66	$35.58	$100.00	$167.30
Income (loss) from investment operations:
Net investment income[b]	.17	.30	.01	.26	1.95	2.45
Net gain (loss) on investments (realized and unrealized)	(1.78)	2.98	11.87	44.60	(57.52)	(30.50
Total from investment operations	(1.61)	3.28	11.88	44.86	(55.57)	(28.05)
Less distributions from:
Net investment income	—	—	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	—	—	—	—	(7.80)	(29.30)
Total distributions	—	—	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$91.88	$93.49	$90.21	$79.66	$35.58	$100.00

Total Return[c]	(1.72%)	3.64%	15.14%	126.37%	(57.28%)	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,095	$1,846	$2,329	$8,156	$203	$4,269
Ratios to average net assets:
Net investment income	0.40%	0.34%	0.01%	0.39%	2.16%	1.67%
Total expenses	1.49%	1.51%	1.54%	1.52%	1.53%	1.52%
Portfolio turnover rate	239%	762%	820%	673%	1,448%	289%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$86.42	$83.99	$74.81	$33.66	$96.00	$163.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.36)	(.51)	(.02)	1.40	.70
Net gain (loss) on investments (realized and unrealized)	(1.69)	2.79	11.02	41.95	(54.89)	(28.85)
Total from investment operations	(1.81)	2.43	10.51	41.93	(53.49)	(28.15)
Less distributions from:
Net investment income	—	—	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	—	—	—	—	(7.80)	(29.30)
Total distributions	—	—	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$84.61	$86.42	$83.99	$74.81	$33.66	$96.00

Total Return[c]	(2.08%)	2.88%	14.28%	124.86%	(57.55%)	(20.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,377	$2,128	$5,690	$4,876	$1,129	$1,838
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.45%)	(0.68%)	(0.03%)	2.44%	0.48%
Total expenses	2.24%	2.27%	2.29%	2.27%	2.29%	2.29%
Portfolio turnover rate	239%	762%	820%	673%	1,448%	289%

134 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE value FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$93.80	$90.50	$79.91	$35.67	$100.00	$167.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.33	(.02)	.32	1.40	1.80
Net gain (loss) on investments (realized and unrealized)	(1.93)	2.97	11.94	44.70	(56.88)	(29.85)
Total from investment operations	(1.61)	3.30	11.92	45.02	(55.48)	(28.05)
Less distributions from:
Net investment income	—	—	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	—	—	—	—	(7.80)	(29.30)
Total distributions	—	—	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$92.19	$93.80	$90.50	$79.91	$35.67	$100.00

Total Return[c]	(1.72%)	3.65%	15.14%	126.50%	(57.23%)	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,366	$68,886	$26,852	$148,578	$4,558	$18,459
Ratios to average net assets:
Net investment income (loss)	0.71%	0.38%	(0.03%)	0.47%	2.36%	1.11%
Total expenses	1.49%	1.51%	1.54%	1.54%	1.53%	1.53%
Portfolio turnover rate	239%	762%	820%	673%	1,448%	289%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the period March 31, 2007 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	September 30, 2012

S&P MIDCAP 400 PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Regeneron Pharmaceuticals, Inc.	4.1%
Equinix, Inc.	2.9%
AMERIGROUP Corp.	2.5%
Royal Gold, Inc.	2.3%
Alliance Data Systems Corp.	2.0%
Under Armour, Inc. — Class A	1.9%
Rackspace Hosting, Inc.	1.8%
United Therapeutics Corp.	1.7%
NewMarket Corp.	1.7%
Tractor Supply Co.	1.6%
Top Ten Total	22.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

136 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P MIDcap 400 PURE growth FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Information Technology - 23.8%
Equinix, Inc.*	39,280	$8,093,644
Alliance Data Systems Corp.*	39,439	5,598,366
Rackspace Hosting, Inc.*	77,035	5,091,243
Wright Express Corp.*	55,969	3,902,159
SolarWinds, Inc.*	66,200	3,689,989
Concur Technologies, Inc.*	45,215	3,333,703
ANSYS, Inc.*	44,338	3,254,409
Silicon Laboratories, Inc.*	81,066	2,979,986
FactSet Research Systems, Inc.[1]	30,484	2,939,267
Global Payments, Inc.	64,935	2,716,231
Informatica Corp.*	77,056	2,682,319
Semtech Corp.*	85,180	2,142,277
Solera Holdings, Inc.	48,425	2,124,405
Riverbed Technology, Inc.*	77,575	1,805,170
VeriFone Systems, Inc.*	64,205	1,788,109
ACI Worldwide, Inc.*	41,859	1,768,961
Jack Henry & Associates, Inc.	45,109	1,709,631
Zebra Technologies Corp. —
Class A*	45,005	1,689,488
MICROS Systems, Inc.*	32,957	1,618,848
Rovi Corp.*	99,466	1,443,252
Gartner, Inc.*	31,248	1,440,220
NeuStar, Inc. — Class A*	35,756	1,431,313
Trimble Navigation Ltd.*	23,087	1,100,326
ADTRAN, Inc.[1]	54,647	944,300
Advent Software, Inc.*	38,433	944,299
Total Information Technology		66,231,915
Health Care - 22.2%
Regeneron Pharmaceuticals, Inc.*	74,407	11,358,972
AMERIGROUP Corp.*	74,700	6,829,821
United Therapeutics Corp.*	85,692	4,788,469
MEDNAX, Inc.*	59,315	4,416,002
IDEXX Laboratories, Inc.*	35,998	3,576,402
Bio-Rad Laboratories, Inc. —
Class A*	31,674	3,380,248
Henry Schein, Inc.*	40,700	3,226,289
Cooper Companies, Inc.	33,369	3,152,036
ResMed, Inc.	73,358	2,968,798
Medicis Pharmaceutical Corp. —
Class A	63,817	2,761,362
Mettler-Toledo International, Inc.*	15,753	2,689,667
Endo Health Solutions, Inc.*	80,617	2,557,171
HMS Holdings Corp.*	75,800	2,533,994
Techne Corp.	34,171	2,458,262
Thoratec Corp.*	70,825	2,450,545
Covance, Inc.*	36,071	1,684,155
Allscripts Healthcare Solutions, Inc.*	82,960	1,031,193
Total Health Care		61,863,386
Consumer Discretionary - 19.2%
Under Armour, Inc. — Class A*	95,620	5,338,464
Tractor Supply Co.	45,744	4,523,624
PVH Corp.	47,990	4,497,623
Carter’s, Inc.*	80,828	4,351,780
Panera Bread Co. — Class A*	25,160	4,299,592
PetSmart, Inc.	54,044	3,727,955
Advance Auto Parts, Inc.	51,299	3,510,904
ITT Educational Services, Inc.*,1	96,127	3,098,173
Polaris Industries, Inc.	38,153	3,085,433
LKQ Corp.*	163,450	3,023,825
Strayer Education, Inc.[1]	46,145	2,969,431
Warnaco Group, Inc.*	51,117	2,652,972
Life Time Fitness, Inc.*	48,833	2,233,621
Tupperware Brands Corp.	40,567	2,173,986
Tempur-Pedic International, Inc.*	62,479	1,867,497
Deckers Outdoor Corp.*,1	40,965	1,500,958
Gentex Corp.	34,166	581,164
Total Consumer Discretionary		53,437,002
Industrials - 12.3%
Triumph Group, Inc.	71,178	4,450,760
Valmont Industries, Inc.	30,103	3,958,545
Watsco, Inc.	46,052	3,490,281
Alaska Air Group, Inc.*	84,731	2,970,669
Copart, Inc.*	96,500	2,675,945
Clean Harbors, Inc.*	52,273	2,553,536
Wabtec Corp.	29,400	2,360,526
MSC Industrial Direct Company,
Inc. — Class A	31,200	2,104,752
J.B. Hunt Transport Services, Inc.	37,700	1,961,908
AMETEK, Inc.	53,125	1,883,281
Donaldson Company, Inc.	52,400	1,818,804
Woodward, Inc.	48,216	1,638,380
FTI Consulting, Inc.*	45,557	1,215,461
Gardner Denver, Inc.	18,389	1,110,879
Total Industrials		34,193,727
Materials - 8.5%
Royal Gold, Inc.	64,700	6,460,942
NewMarket Corp.	19,287	4,753,860
Rock-Tenn Co. — Class A	55,634	4,015,662
Compass Minerals International, Inc.	36,620	2,731,486
Aptargroup, Inc.	40,300	2,083,913
Albemarle Corp.	34,984	1,842,957
Intrepid Potash, Inc.*	80,000	1,718,400
Total Materials		23,607,220
Energy - 6.6%
Dresser-Rand Group, Inc.*	46,413	2,557,821
Bill Barrett Corp.*	87,121	2,157,987
Dril-Quip, Inc.*	29,020	2,085,958
Rosetta Resources, Inc.*	42,300	2,026,170
Oil States International, Inc.*	24,529	1,949,074
Oceaneering International, Inc.	34,085	1,883,196
Cimarex Energy Co.	31,902	1,867,862
CARBO Ceramics, Inc.[1]	25,245	1,588,415
Northern Oil and Gas, Inc.*	77,546	1,317,507
SM Energy Co.	15,885	859,537
Total Energy		18,293,527

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P MIDcap 400 PURE growth FUND

	Shares	Value
Financials - 3.9%
Signature Bank*	42,901	$2,877,799
Taubman Centers, Inc.	24,520	1,881,420
Federal Realty Investment Trust	17,827	1,877,183
MSCI, Inc. — Class A*	49,489	1,771,211
Home Properties, Inc.	20,500	1,256,035
Essex Property Trust, Inc.	8,192	1,214,382
Total Financials		10,878,030
Consumer Staples - 3.1%
Lancaster Colony Corp.	36,300	2,658,974
Ingredion, Inc.	46,454	2,562,403
Green Mountain Coffee Roasters, Inc.*,1	72,432	1,720,260
Church & Dwight Company, Inc.	30,550	1,649,395
Total Consumer Staples		8,591,032
Total Common Stocks
(Cost $221,199,977)		277,095,839

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$1,029,567	1,029,567
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	592,371	592,371
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	337,932	337,932
Total Repurchase Agreements
(Cost $1,959,870)		1,959,870
SECURITIES LENDING COLLATERAL††,3 - 1.6%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	2,216,382	2,216,382
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	2,181,211	2,181,211
Total Securities Lending Collateral
(Cost $4,397,593)		4,397,593
Total Investments - 101.9%
(Cost $227,557,440)		$283,453,302
Other Assets & Liabilities, net - (1.9)%		(5,149,825)
Total Net Assets - 100.0%		$278,303,477

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

138 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDcap 400 PURE growth FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $4,201,247 of
securities loaned
(cost $225,597,570)	$281,493,432
Repurchase agreements, at value
(cost $1,959,870)	1,959,870
Total investments
(cost $227,557,440)	283,453,302
Receivables:
Fund shares sold	196,755
Dividends	78,048
Interest	1,799
Total assets	283,729,904
Liabilities:
Payable for:
Payable upon return of securities loaned	4,397,593
Fund shares redeemed	621,068
Management fees	162,215
Distribution and service fees	62,677
Transfer agent and administrative fees	54,072
Portfolio accounting fees	20,832
Miscellaneous	107,970
Total liabilities	5,426,427
Net assets	$278,303,477
Net assets consist of:
Paid in capital	$255,848,605
Accumulated net investment loss	(2,345,292)
Accumulated net realized loss on investments	(31,095,698)
Net unrealized appreciation on investments	55,895,862
Net assets	$278,303,477
A-Class:
Net assets	$37,882,444
Capital shares outstanding	863,016
Net asset value per share	$43.90
Maximum offering price per share
(Net asset value divided by 95.25%)	$46.09
C-Class:
Net assets	$15,669,112
Capital shares outstanding	381,497
Net asset value per share	$41.07
H-Class:
Net assets	$224,751,921
Capital shares outstanding	5,116,126
Net asset value per share	$43.93

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$728,311
Income from securities lending, net	1,772
Interest	1,056
Total investment income	731,139
Expenses:
Management fees	1,077,541
Transfer agent and administrative fees	359,180
Distribution and service fees:
A-Class	46,770
C-Class	73,831
H-Class	293,953
Portfolio accounting fees	138,515
Custodian fees	26,084
Trustees’ fees*	18,539
Miscellaneous	152,695
Total expenses	2,187,108
Net investment loss	(1,455,969)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,592,587
Net realized gain	9,592,587
Net change in unrealized appreciation
(depreciation) on:
Investments	(14,823,424)
Net change in unrealized appreciation
(depreciation)	(14,823,424)
Net realized and unrealized loss	(5,230,837)
Net decrease in net assets resulting from operations	$(6,686,806)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 139

S&P MIDcap 400 PURE growth FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,455,969)	$(3,059,001)
Net realized gain (loss) on investments	9,592,587	(31,284,272)
Net change in unrealized appreciation (depreciation) on investments	(14,823,424)	33,096,261
Net decrease in net assets resulting from operations	(6,686,806)	(1,247,012)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,042,239	97,480,590
C-Class	4,112,139	17,194,237
H-Class	219,263,408	771,690,633
Cost of shares redeemed
A-Class	(17,984,477)	(84,908,346)
C-Class	(4,559,817)	(11,282,635)
H-Class	(300,672,898)	(672,131,177)
Net increase (decrease) from capital share transactions	(79,799,406)	118,043,302
Net increase (decrease) in net assets	(86,486,212)	116,796,290

Net assets:
Beginning of period	364,789,689	247,993,399
End of period	$278,303,477	$364,789,689
Accumulated net investment loss at end of period	$(2,345,292)	$(889,323)

Capital share activity:
Shares sold
A-Class	471,941	2,352,695
C-Class	103,258	436,239
H-Class	5,176,684	18,455,166
Shares redeemed
A-Class	(426,287)	(2,125,511)
C-Class	(113,478)	(294,141)
H-Class	(7,139,823)	(16,343,786)
Net increase (decrease) in shares	(1,927,705)	2,480,662

140 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDcap 400 PURE growth FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$44.11	$42.76	$32.21	$18.19	$26.65	$30.72
Income (loss) from investment operations:
Net investment loss[b]	(.20)	(.45)	(.38)	(.28)	(.24)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.01)	1.80	10.93	14.30	(8.22)	(1.42)
Total from investment operations	(.21)	1.35	10.55	14.02	(8.46)	(1.69)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.38)
Total distributions	—	—	—	—	—	(2.38)
Net asset value, end of period	$43.90	$44.11	$42.76	$32.21	$18.19	$26.65

Total Return[c]	(0.48%)	3.16%	32.75%	77.08%	(31.74%)	(6.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,882	$36,052	$25,237	$2,242	$723	$3,863
Ratios to average net assets:
Net investment loss	(0.96%)	(1.09%)	(1.04%)	(1.03%)	(0.93%)	(0.88%)
Total expenses	1.48%	1.50%	1.54%	1.53%	1.58%	1.52%
Portfolio turnover rate	70%	226%	448%	626%	1,281%	736%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$41.43	$40.47	$30.71	$17.48	$25.79	$30.01
Income (loss) from investment operations:
Net investment loss[b]	(.34)	(.71)	(.63)	(.44)	(.42)	(.50)
Net gain (loss) on investments (realized and unrealized)	(.02)	1.67	10.39	13.67	(7.89)	(1.34)
Total from investment operations	(.36)	.96	9.76	13.23	(8.31)	(1.84)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.38)
Total distributions	—	—	—	—	—	(2.38)
Net asset value, end of period	$41.07	$41.43	$40.47	$30.71	$17.48	$25.79

Total Return[c]	(0.85%)	2.35%	31.78%	75.69%	(32.22%)	(6.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,669	$16,228	$10,102	$3,780	$3,477	$1,426
Ratios to average net assets:
Net investment loss	(1.72%)	(1.83%)	(1.83%)	(1.77%)	(1.72%)	(1.69%)
Total expenses	2.23%	2.25%	2.29%	2.28%	2.32%	2.28%
Portfolio turnover rate	70%	226%	448%	626%	1,281%	736%

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 141

S&P MIDcap 400 PURE growth FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$44.14	$42.81	$32.25	$18.21	$26.68	$30.75
Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.44)	(.38)	(.26)	(.22)	(.28)
Net gain (loss) on investments (realized and unrealized)	—	1.77	10.94	14.30	(8.25)	(1.41)
Total from investment operations	(.21)	1.33	10.56	14.04	(8.47)	(1.69)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.38)
Total distributions	—	—	—	—	—	(2.38)
Net asset value, end of period	$43.93	$44.14	$42.81	$32.25	$18.21	$26.68

Total Return[c]	(0.48%)	3.11%	32.74%	77.10%	(31.75%)	(6.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$224,752	$312,510	$212,654	$64,449	$15,591	$14,158
Ratios to average net assets:
Net investment loss	(0.98%)	(1.08%)	(1.02%)	(0.99%)	(0.95%)	(0.92%)
Total expenses	1.48%	1.50%	1.55%	1.54%	1.55%	1.51%
Portfolio turnover rate	70%	226%	448%	626%	1,281%	736%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

142 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

S&P MIDCAP 400 PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
First American Financial Corp.	3.9%
Community Health Systems, Inc.	3.2%
Exelis, Inc.	2.7%
Collective Brands, Inc.	2.7%
ITT Corp.	2.6%
Oshkosh Corp.	2.3%
Huntington Ingalls Industries, Inc.	2.1%
Protective Life Corp.	1.9%
JetBlue Airways Corp.	1.9%
URS Corp.	1.9%
Top Ten Total	25.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P MIDCAP 400 PURE value FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Financials - 30.0%
First American Financial Corp.	21,276	$461,050
Protective Life Corp.	8,649	226,691
Astoria Financial Corp.	22,062	217,972
Reinsurance Group of America,
Inc. — Class A	3,553	205,612
Aspen Insurance Holdings Ltd.	6,446	196,539
Hanover Insurance Group, Inc.	5,130	191,144
Old Republic International Corp.	19,044	177,109
Kemper Corp.	5,091	156,345
Everest Re Group Ltd.	1,427	152,632
BancorpSouth, Inc.	10,287	151,631
Fidelity National Financial,
Inc. — Class A	6,771	144,832
Jefferies Group, Inc.	9,589	131,273
American Financial Group, Inc.	3,147	119,271
StanCorp Financial Group, Inc.	3,802	118,774
Janus Capital Group, Inc.	11,451	108,097
TCF Financial Corp.	8,804	105,120
HCC Insurance Holdings, Inc.	3,070	104,042
Washington Federal, Inc.	6,216	103,683
Apollo Investment Corp.	13,111	103,184
First Niagara Financial Group, Inc.	12,146	98,261
Associated Banc-Corp.	5,696	75,016
New York Community Bancorp, Inc.	5,291	74,921
International Bancshares Corp.	3,427	65,284
WR Berkley Corp.	1,428	53,536
Fulton Financial Corp.	4,463	44,005
Total Financials		3,586,024
Industrials - 21.9%
Exelis, Inc.	31,190	322,505
ITT Corp.	15,471	311,740
Oshkosh Corp.*	9,809	269,061
Huntington Ingalls Industries, Inc.*	5,808	244,226
JetBlue Airways Corp.*	46,412	222,313
URS Corp.	6,287	221,995
General Cable Corp.*	7,184	211,066
AECOM Technology Corp.*	6,774	143,338
Terex Corp.*	4,790	108,158
Manpower, Inc.	2,805	103,224
UTI Worldwide, Inc.	7,001	94,303
Con-way, Inc.	3,319	90,841
KBR, Inc.	2,588	77,174
Brink’s Co.	2,910	74,758
Harsco Corp.	2,894	59,414
AGCO Corp.*	1,035	49,142
Total Industrials		2,603,258
Consumer Discretionary - 13.5%
Collective Brands, Inc.*	14,723	319,636
KB Home[1]	9,325	133,814
Regis Corp.	7,110	130,682
Office Depot, Inc.*	48,896	125,174
Valassis Communications, Inc.*	5,053	124,759
New York Times Co. — Class A*	12,666	123,620
Thor Industries, Inc.	3,361	122,072
Scholastic Corp.	3,682	117,014
Barnes & Noble, Inc.*,1	7,289	93,153
Mohawk Industries, Inc.*	1,109	88,742
Saks, Inc.*,1	6,820	70,314
Bob Evans Farms, Inc.	1,606	62,843
Wendy’s Co.	12,597	57,316
RadioShack Corp.[1]	14,234	33,877
Total Consumer Discretionary		1,603,016
Information Technology - 12.5%
Ingram Micro, Inc. — Class A*	13,216	201,280
Avnet, Inc.*	6,754	196,474
Tech Data Corp.*	4,021	182,151
Arrow Electronics, Inc.*	5,355	180,517
MEMC Electronic Materials, Inc.*	46,948	129,107
Itron, Inc.*	2,642	114,002
CoreLogic, Inc.*	4,184	111,002
Tellabs, Inc.	31,260	110,660
Vishay Intertechnology, Inc.*	10,696	105,142
International Rectifier Corp.*	3,391	56,596
Fairchild Semiconductor International,
Inc. — Class A*	3,718	48,780
Monster Worldwide, Inc.*	6,486	47,542
Total Information Technology		1,483,253
Health Care - 7.2%
Community Health Systems, Inc.*	13,008	379,053
Owens & Minor, Inc.	4,575	136,701
Health Net, Inc.*	5,059	113,878
LifePoint Hospitals, Inc.*	2,360	100,961
Health Management Associates,
Inc. — Class A*	7,877	66,088
Omnicare, Inc.	1,625	55,201
Total Health Care		851,882
Materials - 5.6%
Ashland, Inc.	1,302	93,224
Commercial Metals Co.	6,913	91,251
Louisiana-Pacific Corp.*	6,896	86,200
Worthington Industries, Inc.	3,751	81,247
Reliance Steel & Aluminum Co.	1,389	72,714
Steel Dynamics, Inc.	6,356	71,378
Cytec Industries, Inc.	929	60,868
Greif, Inc. — Class A	1,317	58,185
Cabot Corp.	1,341	49,040
Total Materials		664,107
Consumer Staples - 3.0%
Universal Corp.	3,124	159,074
Smithfield Foods, Inc.*	6,827	134,151
Harris Teeter Supermarkets, Inc.	1,500	58,260
Total Consumer Staples		351,485

144 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P MIDCAP 400 PURE value FUND

	Shares	Value
Energy - 2.6%
HollyFrontier Corp.	3,747	$154,639
World Fuel Services Corp.	3,017	107,435
Quicksilver Resources, Inc.*	5,733	23,448
Arch Coal, Inc.	3,461	21,908
Total Energy		307,430
Utilities - 2.1%
UGI Corp.	2,144	68,072
Great Plains Energy, Inc.	2,894	64,421
N.V. Energy, Inc.	3,414	61,486
Atmos Energy Corp.	1,647	58,946
Total Utilities		252,925
Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.	5,644	144,543
Total Common Stocks
(Cost $9,958,339)		11,847,923

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$25,092	25,092
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	14,437	14,437
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	8,236	8,236
Total Repurchase Agreements
(Cost $47,765)		47,765
SECURITIES LENDING COLLATERAL††,3 - 0.9%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	53,635	53,635
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	52,784	52,784
Total Securities Lending Collateral
(Cost $106,419)		106,419
Total Investments - 100.9%
(Cost $10,112,523)		$12,002,107
Other Assets & Liabilities, net - (0.9)%		(105,497)
Total Net Assets - 100.0%		$11,896,610

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 145

S&P MIDCAP 400 PURE value FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $102,148 of
securities loaned
(cost $10,064,758)	$11,954,342
Repurchase agreements, at value
(cost $47,765)	47,765
Total investments
(cost $10,112,523)	12,002,107
Receivables:
Dividends	18,495
Interest	58
Total assets	12,020,660
Liabilities:
Payable for:
Payable upon return of securities loaned	106,419
Management fees	6,682
Distribution and service fees	2,832
Transfer agent and administrative fees	2,227
Portfolio accounting fees	891
Miscellaneous	4,999
Total liabilities	124,050
Net assets	$11,896,610
Net assets consist of:
Paid in capital	$19,619,841
Undistributed net investment income	8,482
Accumulated net realized loss on investments	(9,621,297)
Net unrealized appreciation on investments	1,889,584
Net assets	$11,896,610
A-Class:
Net assets	$520,443
Capital shares outstanding	17,498
Net asset value per share	$29.74
Maximum offering price per share
(Net asset value divided by 95.25%)	$31.22
C-Class:
Net assets	$1,237,333
Capital shares outstanding	44,814
Net asset value per share	$27.61
H-Class:
Net assets	$10,138,834
Capital shares outstanding	341,182
Net asset value per share	$29.72

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$92,208
Income from securities lending, net	57
Interest	34
Total investment income	92,299
Expenses:
Management fees	40,111
Transfer agent and administrative fees	13,370
Distribution and service fees:
A-Class	1,216
C-Class	5,704
H-Class	10,728
Portfolio accounting fees	5,348
Registration fees	7,335
Trustees’ fees*	1,714
Custodian fees	1,027
Miscellaneous	(2,736)
Total expenses	83,817
Net investment income	8,482
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	507,553
Net realized gain	507,553
Net change in unrealized appreciation
(depreciation) on:
Investments	(958,485)
Net change in unrealized appreciation
(depreciation)	(958,485)
Net realized and unrealized loss	(450,932)
Net decrease in net assets resulting
from operations	$(442,450)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE value FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$8,482	$(2,928)
Net realized gain (loss) on investments	507,553	(4,788,943)
Net change in unrealized appreciation (depreciation) on investments	(958,485)	(3,979,874)
Net decrease in net assets resulting from operations	(442,450)	(8,771,745)

Capital share transactions:
Proceeds from sale of shares
A-Class	361,935	16,598,230
C-Class	739,665	4,792,154
H-Class	26,984,071	201,968,886
Cost of shares redeemed
A-Class	(6,483,245)	(10,504,241)
C-Class	(1,581,177)	(4,830,228)
H-Class	(35,530,959)	(228,706,063)
Net decrease from capital share transactions	(15,509,710)	(20,681,262)
Net decrease in net assets	(15,952,160)	(29,453,007)

Net assets:
Beginning of period	27,848,770	57,301,777
End of period	$11,896,610	$27,848,770
Undistributed net investment income at end of period	$8,482	$—

Capital share activity:
Shares sold
A-Class	12,277	542,524
C-Class	26,410	184,166
H-Class	943,575	7,008,305
Shares redeemed
A-Class	(215,516)	(346,750)
C-Class	(57,817)	(186,183)
H-Class	(1,212,743)	(8,123,063)
Net decrease in shares	(503,814)	(921,001)

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 147

S&P MIDCAP 400 PURE value FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.88	$31.43	$30.45	$13.68	$29.72	$36.58
Income (loss) from investment operations:
Net investment income[b]	.01	.06	.02	.12	.47	.44
Net gain (loss) on investments (realized and unrealized)	(1.15)	(.61)	3.64	16.75	(16.51)	(6.37)
Total from investment operations	(1.14)	(.55)	3.66	16.87	(16.04)	(5.93)
Less distributions from:
Net investment income	—	—	(.17)	(.10)	—	(.93)
Net realized gains	—	—	(2.51)	—	—	—
Total distributions	—	—	(2.68)	(.10)	—	(.93)
Net asset value, end of period	$29.74	$30.88	$31.43	$30.45	$13.68	$29.72

Total Return[c]	(3.69%)	(1.75%)	12.81%	123.41%	(53.97%)	(16.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$520	$6,817	$785	$10,888	$100	$2,797
Ratios to average net assets:
Net investment income	0.07%	0.22%	0.08%	0.43%	1.66%	1.25%
Total expenses	1.48%	1.49%	1.53%	1.52%	1.54%	1.53%
Portfolio turnover rate	201%	619%	407%	443%	977%	297%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.78	$29.53	$28.96	$13.12	$28.78	$35.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.16)	(.23)	(.06)	.39	.30
Net gain (loss) on investments (realized and unrealized)	(1.09)	(.59)	3.48	16.00	(16.05)	(6.34)
Total from investment operations	(1.17)	(.75)	3.25	15.94	(15.66)	(6.04)
Less distributions from:
Net investment income	—	—	(.17)	(.10)	—	(.93)
Net realized gains	—	—	(2.51)	—	—	—
Total distributions	—	—	(2.68)	(.10)	—	(.93)
Net asset value, end of period	$27.61	$28.78	$29.53	$28.96	$13.12	$28.78

Total Return[c]	(4.07%)	(2.54%)	12.03%	121.59%	(54.41%)	(17.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,237	$2,194	$2,311	$2,478	$627	$1,082
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.60%)	(0.83%)	(0.24%)	1.58%	0.88%
Total expenses	2.24%	2.26%	2.30%	2.29%	2.29%	2.28%
Portfolio turnover rate	201%	619%	407%	443%	977%	297%

148 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.86	$31.42	$30.43	$13.67	$29.71	$36.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	(.06)	.10	.47	.35
Net gain (loss) on investments (realized and unrealized)	(1.18)	(.57)	3.73	16.76	(16.51)	(6.29)
Total from investment operations	(1.14)	(.56)	3.67	16.86	(16.04)	(5.94)
Less distributions from:
Net investment income	—	—	(.17)	(.10)	—	(.93)
Net realized gains	—	—	(2.51)	—	—	—
Total distributions	—	—	(2.68)	(.10)	—	(.93)
Net asset value, end of period	$29.72	$30.86	$31.42	$30.43	$13.67	$29.71

Total Return[c]	(3.69%)	(1.78%)	12.85%	123.43%	(53.99%)	(16.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,139	$18,838	$54,206	$199,458	$3,985	$6,512
Ratios to average net assets:
Net investment income (loss)	0.27%	0.02%	(0.19%)	0.37%	2.01%	0.96%
Total expenses	1.49%	1.51%	1.54%	1.53%	1.54%	1.54%
Portfolio turnover rate	201%	619%	407%	443%	977%	297%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

FUND PROFILE (Unaudited)	September 30, 2012

S&P SMALLCAP 600 PURE GROWTH FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Cirrus Logic, Inc.	2.0%
MWI Veterinary Supply, Inc.	1.6%
Medidata Solutions, Inc.	1.5%
Portfolio Recovery Associates, Inc.	1.4%
Buffalo Wild Wings, Inc.	1.4%
NuVasive, Inc.	1.3%
Allegiant Travel Co. — Class A	1.3%
Veeco Instruments, Inc.	1.2%
ICU Medical, Inc.	1.2%
Air Methods Corp.	1.1%
Top Ten Total	14.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 102.5%

Information Technology - 29.1%
Cirrus Logic, Inc.*	6,599	$253,336
Veeco Instruments, Inc.*	5,280	158,506
Sourcefire, Inc.*	2,949	144,590
CommVault Systems, Inc.*	2,406	141,232
Blucora, Inc.*	7,705	137,225
Hittite Microwave Corp.*	2,387	132,407
MAXIMUS, Inc.	2,167	129,414
Exar Corp.*	13,817	110,536
Kulicke & Soffa Industries, Inc.*	10,547	109,689
OpenTable, Inc.*,1	2,631	109,450
MicroStrategy, Inc. — Class A*	805	107,925
CACI International, Inc. — Class A*	2,080	107,723
Tyler Technologies, Inc.*	2,263	99,617
Littelfuse, Inc.	1,615	91,312
Entropic Communications, Inc.*	15,028	87,463
OSI Systems, Inc.*	1,110	86,401
Ebix, Inc.	3,647	86,106
Power Integrations, Inc.	2,734	83,196
Rubicon Technology, Inc.*	8,386	80,338
Cognex Corp.	2,120	73,310
Volterra Semiconductor Corp.*	3,345	73,155
MTS Systems Corp.	1,341	71,811
NetScout Systems, Inc.*	2,813	71,760
Cymer, Inc.*	1,390	70,973
Synaptics, Inc.*	2,825	67,857
DTS, Inc.*	2,862	66,627
Manhattan Associates, Inc.*	1,140	65,288
Interactive Intelligence Group, Inc.*	2,158	64,848
Opnet Technologies, Inc.	1,843	62,791
LivePerson, Inc.*	3,406	61,683
LogMeIn, Inc.*	2,590	58,094
NETGEAR, Inc.*	1,417	54,045
j2 Global, Inc.	1,610	52,840
Cabot Microelectronics Corp.	1,493	52,464
JDA Software Group, Inc.*	1,595	50,689
Websense, Inc.*	3,031	47,435
GT Advanced Technologies, Inc.*,1	8,662	47,208
Higher One Holdings, Inc.*	3,352	45,185
Stamps.com, Inc.*	1,947	45,054
Liquidity Services, Inc.*	896	44,988
ViaSat, Inc.*	1,114	41,641
comScore, Inc.*	2,391	36,463
Forrester Research, Inc.	1,237	35,588
FARO Technologies, Inc.*	852	35,205
Blackbaud, Inc.	1,447	34,612
Synchronoss Technologies, Inc.*	1,415	32,404
Ceva, Inc.*	1,480	21,282
Total Information Technology		3,741,766
Health Care - 24.3%
MWI Veterinary Supply, Inc.*	1,909	203,652
Medidata Solutions, Inc.*	4,771	197,996
NuVasive, Inc.*	7,069	161,950
ICU Medical, Inc.*	2,465	149,082
Air Methods Corp.*	1,219	145,513
Cyberonics, Inc.*	2,706	141,849
Haemonetics Corp.*	1,723	138,185
Magellan Health Services, Inc.*	2,560	132,122
Cubist Pharmaceuticals, Inc.*	2,709	129,166
Chemed Corp.	1,805	125,068
Medicines Co.*	4,822	124,455
IPC The Hospitalist Company, Inc.*	2,638	120,557
Hi-Tech Pharmacal Company, Inc.*	3,411	112,938
Momenta Pharmaceuticals, Inc.*	7,685	111,970
Neogen Corp.*	2,598	110,935
Analogic Corp.	1,388	108,500
Computer Programs & Systems, Inc.	1,930	107,212
Corvel Corp.*	2,243	100,374
Landauer, Inc.	1,646	98,299
Ensign Group, Inc.	2,966	90,774
ViroPharma, Inc.*	2,903	87,729
Spectrum Pharmaceuticals, Inc.*,1	5,399	63,168
Abaxis, Inc.*	1,750	62,860
Arqule, Inc.*	11,072	56,578
Luminex Corp.*	2,881	56,007
Akorn, Inc.*	4,170	55,127
Quality Systems, Inc.	2,588	48,007
Questcor Pharmaceuticals, Inc.*,1	2,449	45,307
Salix Pharmaceuticals Ltd.*	970	41,070
Total Health Care		3,126,450
Consumer Discretionary - 19.1%
Buffalo Wild Wings, Inc.*	2,043	175,168
Sturm Ruger & Company, Inc.	2,702	133,722
Peet’s Coffee & Tea, Inc.*	1,754	128,638
Coinstar, Inc.*	2,859	128,598
DineEquity, Inc.*	2,275	127,400
Steven Madden Ltd.*	2,804	122,590
Hibbett Sports, Inc.*	1,969	117,057
Capella Education Co.*	3,211	112,577
Buckle, Inc.	2,415	109,713
BJ’s Restaurants, Inc.*	2,365	107,253
Vitamin Shoppe, Inc.*	1,813	105,734
Jos. A. Bank Clothiers, Inc.*	2,138	103,650
Biglari Holdings, Inc.*	283	103,312
rue21, Inc.*	3,306	102,982
American Public Education, Inc.*	2,785	101,458
Genesco, Inc.*	1,431	95,491
Papa John’s International, Inc.*	1,495	79,848
Monro Muffler Brake, Inc.	2,192	77,136
Children’s Place Retail Stores, Inc.*	1,246	74,760
CEC Entertainment, Inc.	2,458	74,035
Arbitron, Inc.	1,615	61,209
iRobot Corp.*	2,512	57,173
True Religion Apparel, Inc.	2,645	56,418
Wolverine World Wide, Inc.	1,180	52,357
Blue Nile, Inc.*	1,205	44,693
Total Consumer Discretionary		2,452,972
Industrials - 10.4%
Portfolio Recovery Associates, Inc.*	1,787	186,616
Allegiant Travel Co. — Class A*	2,551	161,631
American Science & Engineering, Inc.	1,900	124,659

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value
Cubic Corp.	2,331	$116,690
AZZ, Inc.	2,645	100,457
Exponent, Inc.*	1,698	96,939
Franklin Electric Company, Inc.	1,514	91,582
Toro Co.	2,100	83,538
Lindsay Corp.	953	68,587
Teledyne Technologies, Inc.*	1,069	67,764
National Presto Industries, Inc.	892	65,009
Dolan Co.*	10,578	56,910
II-VI, Inc.*	2,651	50,422
Forward Air Corp.	1,200	36,492
Aerovironment, Inc.*	1,372	32,201
Total Industrials		1,339,497
Financials - 6.3%
World Acceptance Corp.*	1,814	122,355
Infinity Property & Casualty Corp.	1,784	107,735
Financial Engines, Inc.*	3,480	82,928
Cash America International, Inc.	2,046	78,914
ProAssurance Corp.	870	78,683
EZCORP, Inc. — Class A*	2,850	65,351
First Cash Financial Services, Inc.*	1,394	64,138
PS Business Parks, Inc.	880	58,802
Mid-America Apartment Communities, Inc.	824	53,815
RLI Corp.	765	50,995
EastGroup Properties, Inc.	879	46,763
Total Financials		810,479
Consumer Staples - 5.4%
Medifast, Inc.*	4,982	130,279
Casey’s General Stores, Inc.	2,062	117,823
Boston Beer Company, Inc. — Class A*	1,051	117,680
Sanderson Farms, Inc.	2,128	94,420
J&J Snack Foods Corp.	1,610	92,301
TreeHouse Foods, Inc.*	1,643	86,258
WD-40 Co.	1,096	57,693
Total Consumer Staples		696,454
Materials - 3.2%
Innophos Holdings, Inc.	2,070	100,375
Hawkins, Inc.	2,373	98,598
Deltic Timber Corp.	1,155	75,375
Balchem Corp.	1,936	71,109
Schweitzer-Mauduit International, Inc.	1,948	64,265
Total Materials		409,722
Energy - 3.0%
SEACOR Holdings, Inc.*	1,472	122,705
Contango Oil & Gas Co.*	1,883	92,531
Geospace Technologies Corp.*	585	71,610
Approach Resources, Inc.*	1,655	49,865
Lufkin Industries, Inc.	867	46,662
Total Energy		383,373
Utilities - 0.9%
American States Water Co.	1,381	61,358
South Jersey Industries, Inc.	996	52,718
Total Utilities		114,076
Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	2,437	104,742
Total Common Stocks
(Cost $9,467,115)		13,179,531

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$33,576	33,576
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	19,318	19,318
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	11,021	11,021
Total Repurchase Agreements
(Cost $63,915)		63,915
SECURITIES LENDING COLLATERAL††,3 - 1.0%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	66,855	66,855
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	65,795	65,795
Total Securities Lending Collateral
(Cost $132,650)		132,650
Total Investments - 104.0%
(Cost $9,663,680)		$13,376,096
Other Assets & Liabilities, net - (4.0)%		(517,793)
Total Net Assets - 100.0%		$12,858,303

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600 PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $130,135 of
securities loaned
(cost $9,599,765)	$13,312,181
Repurchase agreements, at value
(cost $63,915)	63,915
Total investments
(cost $9,663,680)	13,376,096
Receivables:
Dividends	5,491
Fund shares sold	3,245
Interest	44
Total assets	13,384,876
Liabilities:
Payable for:
Fund shares redeemed	370,329
Payable upon return of securities loaned	132,650
Management fees	7,145
Distribution and service fees	3,335
Transfer agent and administrative fees	2,382
Portfolio accounting fees	953
Miscellaneous	9,779
Total liabilities	526,573
Net assets	$12,858,303
Net assets consist of:
Paid in capital	$22,532,547
Accumulated net investment loss	(124,844)
Accumulated net realized loss on investments	(13,261,816)
Net unrealized appreciation on investments	3,712,416
Net assets	$12,858,303
A-Class:
Net assets	$1,071,248
Capital shares outstanding	27,933
Net asset value per share	$38.35
Maximum offering price per share
(Net asset value divided by 95.25%)	$40.26
C-Class:
Net assets	$1,694,491
Capital shares outstanding	47,051
Net asset value per share	$36.01
H-Class:
Net assets	$10,092,564
Capital shares outstanding	263,132
Net asset value per share	$38.36

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$49,013
Interest	81
Income from securities lending, net	43
Total investment income	49,137

Expenses:
Management fees	79,482
Transfer agent and administrative fees	26,494
Distribution and service fees:
A-Class	1,209
C-Class	9,105
H-Class	23,009
Portfolio accounting fees	10,598
Registration fees	13,161
Trustees’ fees*	3,069
Custodian fees	1,987
Miscellaneous	(3,847)
Total expenses	164,267
Net investment loss	(115,130)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	530,264
Net realized gain	530,264
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,562,960)
Net change in unrealized appreciation
(depreciation)	(1,562,960)
Net realized and unrealized loss	(1,032,696)
Net decrease in net assets resulting
from operations	$(1,147,826)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

S&P SMALLCAP 600 PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(115,130)	$(626,990)
Net realized gain (loss) on investments	530,264	(3,318,234)
Net change in unrealized appreciation (depreciation) on investments	(1,562,960)	(9,577,483)
Net decrease in net assets resulting from operations	(1,147,826)	(13,522,707)

Capital share transactions:
Proceeds from sale of shares
A-Class	206,683	29,768,714
C-Class	523,853	6,213,193
H-Class	59,188,748	307,332,512
Cost of shares redeemed
A-Class	(163,256)	(31,305,259)
C-Class	(1,370,660)	(6,576,491)
H-Class	(77,179,085)	(356,380,909)
Net decrease from capital share transactions	(18,793,717)	(50,948,240)
Net decrease in net assets	(19,941,543)	(64,470,947)

Net assets:
Beginning of period	32,799,846	97,270,793
End of period	$12,858,303	$32,799,846
Accumulated net investment loss at end of period	$(124,844)	$(9,714)

Capital share activity:
Shares sold
A-Class	5,552	911,948
C-Class	14,941	183,065
H-Class	1,601,623	8,576,270
Shares redeemed
A-Class	(4,426)	(943,812)
C-Class	(39,634)	(201,004)
H-Class	(2,107,843)	(10,359,949)
Net decrease in shares	(529,787)	(1,833,482)

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P smallcap 600 PURE growth FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.97	$36.06	$28.49	$16.93	$27.43	$32.61
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.35)	(.34)	(.28)	(.19)	(.13)
Net gain (loss) on investments (realized and unrealized)	.56	2.26	7.91	11.84	(10.31)	(3.72)
Total from investment operations	.38	1.91	7.57	11.56	(10.50)	(3.85)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.33)
Total distributions	—	—	—	—	—	(1.33)
Net asset value, end of period	$38.35	$37.97	$36.06	$28.49	$16.93	$27.43

Total Return[c]	1.00%	5.30%	26.57%	68.28%	(33.28%)	(12.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,071	$1,018	$2,115	$750	$117	$1,938
Ratios to average net assets:
Net investment loss	(0.96%)	(1.00%)	(1.15%)	(1.15%)	(0.73%)	(0.40%)
Total expenses	1.49%	1.52%	1.54%	1.54%	1.54%	1.52%
Portfolio turnover rate	231%	500%	732%	1,476%	1,066%	834%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$35.79	$34.25	$27.25	$16.32	$26.65	$31.94
Income (loss) from investment operations:
Net investment loss[b]	(.30)	(.57)	(.54)	(.42)	(.32)	(.51)
Net gain (loss) on investments (realized and unrealized)	.52	2.11	7.54	11.35	(10.01)	(3.45)
Total from investment operations	.22	1.54	7.00	10.93	(10.33)	(3.96)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.33)
Total distributions	—	—	—	—	—	(1.33)
Net asset value, end of period	$36.01	$35.79	$34.25	$27.25	$16.32	$26.65

Total Return[c]	0.61%	4.50%	25.69%	66.97%	(38.76%)	(12.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,694	$2,568	$3,072	$1,658	$369	$1,980
Ratios to average net assets:
Net investment loss	(1.73%)	(1.71%)	(1.80%)	(1.82%)	(1.28%)	(1.57%)
Total expenses	2.24%	2.26%	2.29%	2.28%	2.29%	2.29%
Portfolio turnover rate	231%	500%	732%	1,476%	1,066%	834%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

S&P SMALLCAP 600 PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.97	$36.07	$28.48	$16.94	$27.45	$32.62
Income (loss) from investment operations:
Net investment loss[b]	(.19)	(.39)	(.34)	(.25)	(.13)	(.26)
Net gain (loss) on investments (realized and unrealized)	.58	2.29	7.93	11.79	(10.38)	(3.58)
Total from investment operations	.39	1.90	7.59	11.54	(10.51)	(3.84)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.33)
Total distributions	—	—	—	—	—	(1.33)
Net asset value, end of period	$38.36	$37.97	$36.07	$28.48	$16.94	$27.45

Total Return[c]	1.03%	5.27%	26.65%	68.12%	(38.29%)	(12.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,093	$29,214	$92,084	$10,072	$9,795	$6,259
Ratios to average net assets:
Net investment loss	(1.03%)	(1.10%)	(1.07%)	(1.05%)	(0.55%)	(0.79%)
Total expenses	1.49%	1.52%	1.55%	1.53%	1.56%	1.53%
Portfolio turnover rate	231%	500%	732%	1,476%	1,066%	834%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

S&P SMALLCAP 600 PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings(% of Total Net Assets)

Tuesday Morning Corp.	2.7%
Gentiva Health Services, Inc.	2.5%
Marriott Vacations Worldwide Corp.	2.3%
Healthways, Inc.	2.2%
Perry Ellis International, Inc.	1.9%
OfficeMax, Inc.	1.8%
Brown Shoe Company, Inc.	1.8%
Stewart Information Services Corp.	1.8%
Skechers U.S.A., Inc. — Class A	1.6%
Amedisys, Inc.	1.6%
Top Ten Total	20.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
S&P SMALLCAP 600 PURE value FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Consumer Discretionary - 37.3%
Tuesday Morning Corp.*	71,649	$469,301
Marriott Vacations Worldwide Corp.*	10,996	396,076
Perry Ellis International, Inc.*	14,540	320,607
OfficeMax, Inc.	40,381	315,375
Brown Shoe Company, Inc.	19,225	308,176
Skechers U.S.A., Inc. — Class A*	13,729	280,072
VOXX International Corp. — Class A*	28,414	212,537
MarineMax, Inc.*	25,151	208,502
Stage Stores, Inc.	9,849	207,420
Boyd Gaming Corp.*	28,359	200,215
Stein Mart, Inc.*	22,824	194,232
Sonic Automotive, Inc. — Class A	8,430	160,002
M/I Homes, Inc.*	7,943	153,618
American Greetings Corp. — Class A1	9,120	153,216
Standard Pacific Corp.*	22,515	152,201
Big 5 Sporting Goods Corp.	14,365	142,932
Ruby Tuesday, Inc.*	19,659	142,528
Zale Corp.*	20,443	141,057
Quiksilver, Inc.*	41,062	136,326
Group 1 Automotive, Inc.	2,187	131,723
Callaway Golf Co.	20,101	123,421
Lithia Motors, Inc. — Class A	3,682	122,647
Fred’s, Inc. — Class A	8,518	121,211
Winnebago Industries, Inc.*	9,567	120,831
Christopher & Banks Corp.	33,462	117,452
Spartan Motors, Inc.	22,887	114,435
Career Education Corp.*	30,156	113,688
Lincoln Educational Services Corp.	26,487	111,245
Pep Boys-Manny Moe & Jack	10,213	103,968
Digital Generation, Inc.*	7,838	89,040
Haverty Furniture Companies, Inc.	6,166	85,584
EW Scripps Co. — Class A*	7,762	82,665
Corinthian Colleges, Inc.*	33,776	80,387
Superior Industries International, Inc.	4,630	79,127
Cabela’s, Inc.*	1,382	75,568
La-Z-Boy, Inc.*	4,622	67,620
Coldwater Creek, Inc.*	79,722	66,169
Ruth’s Hospitality Group, Inc.*	8,313	52,954
Universal Electronics, Inc.*	2,864	50,349
Jack in the Box, Inc.*	1,728	48,574
Red Robin Gourmet Burgers, Inc.*	1,352	44,021
Live Nation Entertainment, Inc.*	5,092	43,842
JAKKS Pacific, Inc.	2,457	35,798
Harte-Hanks, Inc.	4,855	33,645
Total Consumer Discretionary		6,410,357

Industrials - 12.9%
SkyWest, Inc.	18,398	190,051
Orion Marine Group, Inc.*	25,120	186,643
Universal Forest Products, Inc.	4,369	181,489
Kelly Services, Inc. — Class A	11,408	143,740
CDI Corp.	8,219	139,970
Griffon Corp.	11,740	120,922
AAR Corp.	7,198	118,191
Lydall, Inc.*	8,085	113,917
Briggs & Stratton Corp.	6,013	112,263
Aegion Corp. — Class A*	4,783	91,642
EnerSys, Inc.*	2,322	81,944
Comfort Systems USA, Inc.	7,197	78,663
ABM Industries, Inc.	3,983	75,398
Apogee Enterprises, Inc.	3,823	75,007
Viad Corp.	3,531	73,657
Geo Group, Inc.	2,282	63,143
United Stationers, Inc.	2,364	61,511
G&K Services, Inc. — Class A	1,701	53,258
Standex International Corp.	1,118	49,695
EMCOR Group, Inc.	1,693	48,318
Powell Industries, Inc.*	1,223	47,293
Lawson Products, Inc.	6,330	43,804
Insperity, Inc.	1,481	37,366
Arkansas Best Corp.	4,258	33,723
Total Industrials		2,221,608

Health Care - 12.8%
Gentiva Health Services, Inc.*	37,402	423,391
Healthways, Inc.*	31,561	369,579
Amedisys, Inc.*	20,215	279,169
Kindred Healthcare, Inc.*	18,113	206,126
Almost Family, Inc.*	9,633	204,990
LHC Group, Inc.*	8,805	162,628
Molina Healthcare, Inc.*	5,610	141,092
Cross Country Healthcare, Inc.*	26,023	122,829
PharMerica Corp.*	7,982	101,052
Symmetry Medical, Inc.*	6,571	64,987
Natus Medical, Inc.*	4,705	61,494
Invacare Corp.	4,321	61,099
Total Health Care		2,198,436

Financials - 12.5%
Stewart Information Services Corp.	15,078	303,671
Horace Mann Educators Corp.	12,147	219,982
Piper Jaffray Cos.*	6,009	152,928
Presidential Life Corp.	9,966	138,826
United Fire Group, Inc.	4,388	110,227
First Commonwealth Financial Corp.	15,020	105,892
Selective Insurance Group, Inc.	5,530	105,015
Susquehanna Bancshares, Inc.	9,643	100,866
Tower Group, Inc.	4,852	94,080
First BanCorp*	20,081	88,758
Wintrust Financial Corp.	2,219	83,368
Investment Technology Group, Inc.*	9,565	83,216
Parkway Properties, Inc.	5,422	72,492
PrivateBancorp, Inc. — Class A	4,352	69,588
Cedar Realty Trust, Inc.	13,032	68,809
SWS Group, Inc.*	9,617	58,760
Safety Insurance Group, Inc.	1,243	57,029
United Community Banks, Inc.*	6,619	55,533
Meadowbrook Insurance Group, Inc.	6,686	51,415
National Financial Partners Corp.*	2,792	47,185
Prospect Capital Corp.	3,954	45,550
Calamos Asset Management, Inc. — Class A	3,567	41,520
Total Financials		2,154,710

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
SYNNEX Corp.*	5,423	$176,681
Benchmark Electronics, Inc.*	10,961	167,374
Insight Enterprises, Inc.*	9,298	162,529
Black Box Corp.	5,035	128,443
Sigma Designs, Inc.*	16,784	110,942
United Online, Inc.	18,122	100,033
NCI, Inc. — Class A*	12,410	85,381
Radisys Corp.*	23,541	84,748
CTS Corp.	8,121	81,778
Intevac, Inc.*	12,434	75,972
Brightpoint, Inc.*	8,364	75,109
ScanSource, Inc.*	2,303	73,742
Pericom Semiconductor Corp.*	7,749	67,300
Cohu, Inc.	7,163	67,260
Avid Technology, Inc.*	6,734	63,704
Plexus Corp.*	1,949	59,035
Checkpoint Systems, Inc.*	6,946	57,513
Advanced Energy Industries, Inc.*	4,668	57,510
Bel Fuse, Inc. — Class B	2,915	54,452
CIBER, Inc.*	13,734	47,657
Anixter International, Inc.	799	45,911
TTM Technologies, Inc.*	4,771	44,991
Novatel Wireless, Inc.*	21,140	41,857
DSP Group, Inc.*	6,373	37,856
Total Information Technology		1,967,778
MATERIALS - 5.4%
A. Schulman, Inc.	5,579	132,891
OM Group, Inc.*	6,593	122,234
PolyOne Corp.	6,843	113,389
Wausau Paper Corp.	11,430	105,841
Neenah Paper, Inc.	3,226	92,393
Materion Corp.	3,701	88,084
AM Castle & Co.*	6,906	86,256
Olympic Steel, Inc.	3,955	66,760
Century Aluminum Co.*	7,411	52,989
SunCoke Energy, Inc.*	2,765	44,572
AK Steel Holding Corp.	4,836	23,213
Total Materials		928,622
CONSUMER STAPLES - 4.6%
Seneca Foods Corp. — Class A*	7,681	229,354
Central Garden and Pet Co. — Class A*	14,444	174,484
Nash Finch Co.	6,119	124,950
Spartan Stores, Inc.	7,198	110,201
Andersons, Inc.	2,652	99,874
Alliance One International, Inc.*	14,333	46,296
Total Consumer Staples		785,159
ENERGY - 2.2%
Exterran Holdings, Inc.*	11,852	240,359
Matrix Service Co.*	9,623	101,715
Overseas Shipholding Group, Inc.	6,155	40,623
Total Energy		382,697
UTILITIES - 0.3%
Laclede Group, Inc.	1,010	43,430
Total Common Stocks
(Cost $13,340,944)		17,092,797

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$65,121	65,121
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	37,468	37,468
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	21,375	21,375
Total Repurchase Agreements
(Cost $123,964)		123,964
SECURITIES LENDING COLLATERAL††,3 - 0.5%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	39,778	39,778
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	39,147	39,147
Total Securities Lending Collateral
(Cost $78,925)		78,925
Total Investments - 100.6%
(Cost $13,543,833)		$17,295,686
Other Assets & Liabilities, net - (0.6)%		(96,612)
Total Net Assets - 100.0%		$17,199,074

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

S&P SMALLCAP 600 PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $75,768 of
securities loaned
(cost $13,419,869)	$17,171,722
Repurchase agreements, at value
(cost $123,964)	123,964
Total investments
(cost $13,543,833)	17,295,686
Receivables:
Dividends	10,894
Interest	99
Total assets	17,306,679
Liabilities:
Payable for:
Payable upon return of securities loaned	78,925
Management fees	12,344
Distribution and service fees	5,399
Transfer agent and administrative fees	4,114
Portfolio accounting fees	1,646
Miscellaneous	5,177
Total liabilities	107,605
Net assets	$17,199,074
Net assets consist of:
Paid in capital	$49,627,876
Accumulated net investment loss	(172,741)
Accumulated net realized loss on investments	(36,007,914)
Net unrealized appreciation on investments	3,751,853
Net assets	$17,199,074
A-Class:
Net assets	$776,743
Capital shares outstanding	45,366
Net asset value per share	$17.12
Maximum offering price per share
(Net asset value divided by 95.25%)	$17.97
C-Class:
Net assets	$2,710,259
Capital shares outstanding	176,074
Net asset value per share	$15.39
H-Class:
Net assets	$13,712,072
Capital shares outstanding	804,340
Net asset value per share	$17.05

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends	$106,326
Income from securities lending, net	97
Interest	69
Total investment income	106,492
Expenses:
Management fees	74,352
Transfer agent and administrative fees	24,784
Distribution and service fees:
A-Class	948
C-Class	10,307
H-Class	21,259
Portfolio accounting fees	9,913
Registration fees	7,791
Trustees’ fees*	1,940
Custodian fees	1,936
Miscellaneous	1,880
Total expenses	155,110
Net investment loss	(48,618)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	263,016
Net realized gain	263,016
Net change in unrealized appreciation
(depreciation) on:
Investments	(2,569,537)
Net change in unrealized appreciation
(depreciation)	(2,569,537)
Net realized and unrealized loss	(2,306,521)
Net decrease in net assets resulting from operations	$(2,355,139)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600 PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(48,618)	$(211,950)
Net realized gain on investments	263,016	801,799
Net change in unrealized appreciation (depreciation) on investments	(2,569,537)	1,398,357
Net increase (decrease) in net assets resulting from operations	(2,355,139)	1,988,206

Capital share transactions:
Proceeds from sale of shares
A-Class	275,840	1,607,485
C-Class	1,655,937	3,511,546
H-Class	94,765,537	235,758,088
Cost of shares redeemed
A-Class	(454,113)	(8,919,019)
C-Class	(881,332)	(3,810,568)
H-Class	(103,021,159)	(229,990,161)
Net decrease from capital share transactions	(7,659,290)	(1,842,629)
Net increase (decrease) in net assets	(10,014,429)	145,577

Net assets:
Beginning of period	27,213,503	27,067,926
End of period	$17,199,074	$27,213,503
Accumulated net investment loss at end of period	$(172,741)	$(124,123)

Capital share activity:
Shares sold
A-Class	18,415	93,288
C-Class	110,403	248,404
H-Class	5,939,445	15,003,556
Shares redeemed
A-Class	(29,375)	(544,754)
C-Class	(61,239)	(262,957)
H-Class	(6,564,291)	(14,494,039)
Net increase (decrease) in shares	(586,642)	43,498

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

S&P SMALLCAP 600 PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.07	$17.42	$19.60	$11.08	$26.56	$35.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.12)	(.13)	(.13)	.50	.26
Net gain (loss) on investments (realized and unrealized)	.08	(.23)	1.20	15.44	(15.61)	(8.97)
Total from investment operations	.05	(.35)	1.07	15.31	(15.11)	(8.71)
Less distributions from:
Net investment income	—	—	—	(.03)	(.37)	(.27)
Net realized gains	—	—	(3.25)	(6.76)	—	—
Total distributions	—	—	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$17.12	$17.07	$17.42	$19.60	$11.08	$26.56

Total Return[c]	0.29%	(2.01%)	6.98%	150.09%	(57.21%)	(24.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$777	$961	$8,845	$5,529	$78	$2,945
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.71%)	(0.73%)	(0.62%)	2.04%	0.82%
Total expenses	1.49%	1.53%	1.53%	1.53%	1.54%	1.53%
Portfolio turnover rate	350%	744%	692%	443%	878%	566%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.40	$15.85	$18.27	$10.62	$25.71	$34.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.20)	(.23)	(.27)	.04	.28
Net gain (loss) on investments (realized and unrealized)	.08	(.25)	1.06	14.71	(14.76)	(8.98)
Total from investment operations	(.01)	(.45)	.83	14.44	(14.72)	(8.70)
Less distributions from:
Net investment income	—	—	—	(.03)	(.37)	(.27)
Net realized gains	—	—	(3.25)	(6.76)	—	—
Total distributions	—	—	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$15.39	$15.40	$15.85	$18.27	$10.62	$25.71

Total Return[c]	(0.06%)	(2.84%)	6.12%	148.23%	(57.59%)	(25.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,710	$1,955	$2,243	$8,999	$691	$14,040
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.39%)	(1.37%)	(1.39%)	0.21%	0.99%
Total expenses	2.24%	2.26%	2.28%	2.28%	2.32%	2.26%
Portfolio turnover rate	350%	744%	692%	443%	878%	566%

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600 PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.00	$17.38	$19.57	$11.07	$26.53	$35.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.11)	(.11)	(.12)	.27	.33
Net gain (loss) on investments (realized and unrealized)	.08	(.27)	1.17	15.41	(15.36)	(9.04)
Total from investment operations	.05	(.38)	1.06	15.29	(15.09)	(8.71)
Less distributions from:
Net investment income	—	—	—	(.03)	(.37)	(.27)
Net realized gains	—	—	(3.25)	(6.76)	—	—
Total distributions	—	—	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$17.05	$17.00	$17.38	$19.57	$11.07	$26.53

Total Return[c]	0.29%	(2.19%)	6.94%	150.07%	(57.20%)	(24.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,712	$24,298	$15,980	$216,500	$21,489	$51,563
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.69%)	(0.56%)	0.62%	1.40%	1.04%
Total expenses	1.49%	1.49%	1.54%	1.54%	1.55%	1.48%
Portfolio turnover rate	350%	744%	692%	443%	878%	566%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

FUND PROFILE (Unaudited)	September 30, 2012

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Nestle S.A. ADR	6.5%
Novartis AG ADR	4.9%
Vodafone Group plc ADR	4.0%
HSBC Holdings plc ADR	3.9%
Roche Holding AG ADR	3.8%
GlaxoSmithKline plc ADR	3.7%
Royal Dutch Shell plc ADR	3.7%
BP plc ADR	3.6%
Total S.A. ADR	3.5%
British American Tobacco plc ADR	3.4%
Top Ten Total	41.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.9%
FINANCIALS - 17.9%
HSBC Holdings plc ADR	32,606	$1,514,875
Allianz SE ADR	108,817	1,291,658
Deutsche Bank AG	23,901	947,674
Banco Santander S.A. ADR	110,521	824,487
UBS AG	52,382	638,013
ING Groep N.V. ADR*	73,436	579,410
Barclays plc ADR	41,197	571,402
Banco Bilbao Vizcaya Argentaria S.A. ADR	64,329	498,550
Total Financials		6,866,069
HEALTH CARE - 17.7%
Novartis AG ADR	31,111	1,905,861
Roche Holding AG ADR	31,053	1,459,180
GlaxoSmithKline plc ADR	30,654	1,417,441
Sanofi ADR	30,689	1,321,468
AstraZeneca plc ADR	15,318	733,119
Total Health Care		6,837,069
CONSUMER STAPLES - 14.8%
Nestle S.A. ADR	39,776	2,514,241
British American Tobacco plc ADR	12,891	1,323,132
Diageo plc ADR	9,232	1,040,723
Unilever N.V.	23,097	819,482
Total Consumer Staples		5,697,578
ENERGY - 12.6%
Royal Dutch Shell plc ADR	20,294	1,408,606
BP plc ADR	33,098	1,402,031
Total S.A. ADR	26,829	1,344,133
Eni SpA ADR	15,959	699,643
Total Energy		4,854,413
TELECOMMUNICATION SERVICES - 7.7%
Vodafone Group plc ADR	54,194	1,544,258
Telefonica S.A. ADR	43,324	575,343
Deutsche Telekom AG ADR	41,334	509,648
France Telecom S.A. ADR	28,679	350,457
Total Telecommunication Services		2,979,706
MATERIALS - 4.4%
BHP Billiton Ltd. ADR	10,106	693,372
Rio Tinto plc ADR[1]	13,314	622,563
Anglo American plc ADR	25,241	369,781
Total Materials		1,685,716
INDUSTRIALS - 4.2%
Siemens AG ADR	11,496	1,151,325
ABB Ltd. ADR	25,926	484,816
Total Industrials		1,636,141
INFORMATION TECHNOLOGY - 3.0%
SAP AG ADR	11,324	807,741
Telefonaktiebolaget LM Ericsson —
Class B ADR	38,540	351,870
Total Information Technology		1,159,611
CONSUMER DISCRETIONARY - 1.6%
Daimler AG	13,037	634,798
Total Common Stocks
(Cost $31,680,354)		32,351,101

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 13.3%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12 $	$2,700,156	2,700,156
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	1,553,563	1,553,563
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	886,266	886,266
Total Repurchase Agreements
(Cost $5,139,985)		5,139,985
SECURITIES LENDING COLLATERAL††,3 - 0.7%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	140,767	140,767
Merrill Lynch, Pierce,
Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	138,533	138,533
Total Securities Lending Collateral
(Cost $279,300)		279,300
Total Investments - 97.9%
(Cost $37,099,639)		$37,770,386
Other Assets & Liabilities, net - 2.1%		804,941
Total Net Assets - 100.0%		$38,575,327

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $15,754,725)	98	$(169,549)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $1,934,588)	60	$(6,269)
December 2012 EURO STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $13,890,523)	441	(579,843)
(Total Aggregate Value of
Contracts $15,825,111)		$(586,112)

Country Diversification

The pie chart above reflects percentages of the market value of Common Stocks.

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

ADR — American Depositary Receipt

plc — Public Limited Company

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $266,532 of
securities loaned
(cost $31,959,654)	$32,630,401
Repurchase agreements, at value
(cost $5,139,985)	5,139,985
Total investments
(cost $37,099,639)	37,770,386
Segregated cash with broker	1,507,601
Cash	341,281
Receivables:
Fund shares sold	1,223,386
Dividends	54,829
Foreign taxes reclaim	9,835
Interest	92
Total assets	40,907,410
Liabilities:
Foreign currency, at value
(cost $330,429)	330,429
Payable for:
Fund shares redeemed	1,285,133
Variation margin	391,536
Payable upon return of securities loaned	279,300
Management fees	21,691
Distribution and service fees	6,490
Transfer agent and administrative fees	6,025
Portfolio accounting fees	2,410
Miscellaneous	9,069
Total liabilities	2,332,083
Net assets	$38,575,327
Net assets consist of:
Paid in capital	$56,124,036
Undistributed net investment income	170,123
Accumulated net realized loss on investments	(17,634,668)
Net unrealized depreciation on investments	(84,164)
Net assets	$38,575,327
A-Class:
Net assets	$15,377,858
Capital shares outstanding	1,199,161
Net asset value per share	$12.82
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.46
C-Class:
Net assets	$836,365
Capital shares outstanding	71,410
Net asset value per share	$11.71
H-Class:
Net assets	$22,361,104
Capital shares outstanding	1,740,470
Net asset value per share	$12.85

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $12,703)	$158,756
Interest	2,653
Income from securities lending, net	23
Total investment income	161,432
Expenses:
Management fees	60,659
Transfer agent and administrative fees	16,849
Distribution and service fees:
A-Class	6,253
C-Class	2,104
H-Class	10,071
Portfolio accounting fees	6,740
Custodian fees	1,174
Trustees’ fees*	756
Miscellaneous	8,051
Total expenses	112,657
Net investment income	48,775
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(703,361)
Futures contracts	(8,547)
Foreign currency	(6,283)
Net realized loss	(718,191)
Net change in unrealized appreciation
(depreciation) on:
Investments	596,857
Futures contracts	(630,719)
Foreign currency	1,129
Net change in unrealized appreciation
(depreciation)	(32,733)
Net realized and unrealized loss	(750,924)
Net decrease in net assets resulting from operations	$(702,149)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$48,775	$156,975
Net realized gain (loss) on investments	(718,191)	600,098
Net change in unrealized appreciation (depreciation) on investments	(32,733)	(2,515,876)
Net decrease in net assets resulting from operations	(702,149)	(1,758,803)

Capital share transactions:
Proceeds from sale of shares
A-Class	50,463,790	9,432,391
C-Class	3,596,851	14,386,018
H-Class	98,772,978	171,570,269
Cost of shares redeemed
A-Class	(35,910,858)	(8,804,569)
C-Class	(3,200,114)	(14,574,700)
H-Class	(83,337,626)	(185,689,568)
Net increase (decrease) from capital share transactions	30,385,021	(13,680,159)
Net increase (decrease) in net assets	29,682,872	(15,438,962)

Net assets:
Beginning of period	8,892,455	24,331,417
End of period	$38,575,327	$8,892,455
Undistributed net investment income at end of period	$170,123	$121,348

Capital share activity:
Shares sold
A-Class	4,019,860	714,987
C-Class	325,934	1,264,090
H-Class	8,105,068	13,533,222
Shares redeemed
A-Class	(2,875,938)	(692,132)
C-Class	(292,614)	(1,275,181)
H-Class	(6,981,037)	(14,569,374)
Net increase (decrease) in shares	2,301,273	(1,024,388)

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.57	$14.06	$14.18	$8.36	$22.25	$24.13
Income (loss) from investment operations:
Net investment income[b]	.03	.10	.08	.04	.18	.62
Net gain (loss) on investments (realized and unrealized)	.22	(1.59)	(.20)	5.78	(14.07)	(1.57)
Total from investment operations	.25	(1.49)	(.12)	5.82	(13.89)	(.95)
Less distributions from:
Net investment income	—	—	—	—	—	(.23)
Net realized gains	—	—	—	—	—	(.70)
Total distributions	—	—	—	—	—	(.93)
Net asset value, end of period	$12.82	$12.57	$14.06	$14.18	$8.36	$22.25

Total Return[c]	1.99%	(10.60%)	(0.85%)	69.62%	(62.43%)	(4.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,378	$694	$455	$463	$316	$1,750
Ratios to average net assets:
Net investment income	0.52%	0.77%	0.66%	0.33%	1.05%	2.42%
Total expenses	1.65%	1.67%	1.69%	1.66%	1.68%	1.69%
Portfolio turnover rate	339%	318%	515%	1,353%	384%	320%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$11.53	$12.97	$13.17	$7.83	$21.00	$22.98
Income (loss) from investment operations:
Net investment income (loss)[b]	— [d]	— [d]	.03	(.04)	.07	.31
Net gain (loss) on investments (realized and unrealized)	.18	(1.44)	(.23)	5.38	(13.24)	(1.36)
Total from investment operations	.18	(1.44)	(.20)	5.34	(13.17)	(1.05)
Less distributions from:
Net investment income	—	—	—	—	—	(.23)
Net realized gains	—	—	—	—	—	(.07)
Total distributions	—	—	—	—	—	(.93)
Net asset value, end of period	$11.71	$11.53	$12.97	$13.17	$7.83	$21.00

Total Return[c]	1.56%	(11.10%)	(1.52%)	68.20%	(62.71%)	(5.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$836	$439	$638	$2,111	$754	$6,149
Ratios to average net assets:
Net investment income (loss)	0.03%	0.03%	0.22%	(0.36%)	0.42%	1.27%
Total expenses	2.40%	2.43%	2.43%	2.42%	2.43%	2.40%
Portfolio turnover rate	339%	318%	515%	1,353%	384%	320%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.59	$14.06	$14.20	$8.36	$22.26	$24.14
Income (loss) from investment operations:
Net investment income[b]	.05	.16	.09	.03	.21	.57
Net gain (loss) on investments (realized and unrealized)	.21	(1.63)	(.23)	5.81	(14.11)	(1.52)
Total from investment operations	.26	(1.47)	(.14)	5.84	(13.90)	(.95)
Less distributions from:
Net investment income	—	—	—	—	—	(.23)
Net realized gains	—	—	—	—	—	(.07)
Total distributions	—	—	—	—	—	(.93)
Net asset value, end of period	$12.85	$12.59	$14.06	$14.20	$8.36	$22.26

Total Return[c]	2.07%	(10.46%)	(0.99%)	69.86%	(62.44%)	(4.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,361	$7,759	$23,238	$6,989	$4,739	$21,670
Ratios to average net assets:
Net investment income	0.88%	1.22%	0.70%	0.21%	1.22%	2.20%
Total expenses	1.65%	1.68%	1.69%	1.70%	1.71%	1.67%
Portfolio turnover rate	339%	318%	515%	1,353%	384%	320%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 89.7%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$914,477	$914,477
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	526,153	526,153
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	300,156	300,156
Total Repurchase Agreements
(Cost $1,740,786)		1,740,786
Total Investments - 89.7%
(Cost $1,740,786)		$1,740,786
Other Assets & Liabilities, net - 10.3%		199,931
Total Net Assets - 100.0%		$1,940,717

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME)
Index Futures Contracts
(Aggregate Value of
Contracts $3,860,625)	87	$45,375
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $3,847,200)	24	$(5,979)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Repurchase agreements, at value
(cost $1,740,786)	$1,740,786
Segregated cash with broker	267,750
Receivables:
Fund shares sold	9,509
Interest	24
Total assets	2,018,069
Liabilities:
Payable for:
Variation margin	62,325
Fund shares redeemed	10,497
Management fees	1,869
Distribution and service fees	665
Transfer agent and administrative fees	623
Portfolio accounting fees	249
Miscellaneous	1,124
Total liabilities	77,352
Net assets	$1,940,717
Net assets consist of:
Paid in capital	$5,125,390
Accumulated net investment loss	(43,331)
Accumulated net realized loss on investments	(3,180,738)
Net unrealized appreciation on investments	39,396
Net assets	$1,940,717
A-Class:
Net assets	$570,715
Capital shares outstanding	43,597
Net asset value per share	$13.09
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.74
C-Class:
Net assets	$66,536
Capital shares outstanding	5,259
Net asset value per share	$12.65
H-Class:
Net assets	$1,303,466
Capital shares outstanding	99,358
Net asset value per share	$13.12

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Interest	$2,233
Total investment income	2,233
Expenses:
Management fees	15,827
Transfer agent and administrative fees	5,276
Distribution and service fees:
A-Class	880
C-Class	574
H-Class	4,252
Portfolio accounting fees	2,110
Registration fees	1,704
Trustees’ fees*	406
Custodian fees	379
Miscellaneous	266
Total expenses	31,674
Net investment loss	(29,441)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(352,322)
Net realized loss	(352,322)
Net change in unrealized appreciation
(depreciation) on:
Futures contracts	(653,306)
Net change in unrealized appreciation
(depreciation)	(653,306)
Net realized and unrealized loss	(1,005,628)
Net decrease in net assets resulting from operations	$(1,035,069)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(29,441)	$(105,948)
Net realized loss on investments	(352,322)	(1,311,288)
Net change in unrealized appreciation (depreciation) on investments	(653,306)	149,144
Net decrease in net assets resulting from operations	(1,035,069)	(1,268,092)

Capital share transactions:
Proceeds from sale of shares
A-Class	133,391	6,900,436
C-Class	469,540	1,962,446
H-Class	18,824,019	59,130,720
Cost of shares redeemed
A-Class	(776,357)	(11,634,483)
C-Class	(497,349)	(1,938,876)
H-Class	(21,320,124)	(58,485,850)
Net decrease from capital share transactions	(3,166,880)	(4,065,607)
Net decrease in net assets	(4,201,949)	(5,333,699)

Net assets:
Beginning of period	6,142,666	11,476,365
End of period	$1,940,717	$6,142,666
Accumulated net investment loss at end of period	$(43,331)	$(13,890)

Capital share activity:
Shares sold
A-Class	9,624	480,177
C-Class	37,054	143,517
H-Class	1,433,339	3,972,584
Shares redeemed
A-Class	(58,469)	(784,460)
C-Class	(41,145)	(147,120)
H-Class	(1,629,315)	(4,034,878)
Net decrease in shares	(248,912)	(370,180)

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$15.45	$14.95	$16.49	$9.01	$25.12	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.09)	(.22)	(.24)	(.19)	(.06)	(—)[d]
Net gain (loss) on investments (realized and unrealized)	(2.27)	.72	(1.30)	7.67	(16.24)	.12
Total from investment operations	(2.36)	.50	(1.54)	7.48	(16.30)	.12
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Payments by affiliates	—	—	—	—	.20 [e]	—
Net asset value, end of period	$13.09	$15.45	$14.95	$16.49	$9.01	$25.12

Total Return[f]	(15.28%)	3.34%	(9.34%)	83.02%	(64.10%)[e]	0.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$571	$1,428	$5,931	$2,234	$299	$636
Ratios to average net assets:
Net investment loss	(1.37%)	(1.49%)	(1.45%)	(1.42%)	(0.42%)	(0.12%)
Total expenses	1.48%	1.51%	1.55%	1.53%	1.53%	1.25%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$14.99	$14.60	$16.23	$8.94	$25.10	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.13)	(.31)	(.31)	(.31)	(.17)	(.02)
Net gain (loss) on investments (realized and unrealized)	(2.21)	.70	(1.32)	7.60	(16.18)	.12
Total from investment operations	(2.34)	.39	(1.63)	7.29	(16.35)	.10
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Payments by affiliates	—	—	—	—	.20 [e]	—
Net asset value, end of period	$12.65	$14.99	$14.60	$16.23	$8.94	$25.10

Total Return[f]	(15.61%)	2.67%	(10.04%)	81.54%	(64.35%)[e]	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67	$140	$189	$432	$879	$240
Ratios to average net assets:
Net investment loss	(2.12%)	(2.23%)	(2.18%)	(2.20%)	(0.98%)	(0.74%)
Total expenses	2.23%	2.26%	2.29%	2.28%	2.26%	2.21%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 175

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$15.49	$14.98	$16.48	$9.01	$25.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	(.22)	(.23)	(.21)	(.08)	—[d]
Net gain (loss) on investments (realized and unrealized)	(2.28)	.73	(1.27)	7.68	(16.22)	.12
Total from investment operations	(2.37)	.51	(1.50)	7.47	(16.30)	.12
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Payments by affiliates	—	—	—	—	.20 [e]	—
Net asset value, end of period	$13.12	$15.49	$14.98	$16.48	$9.01	$25.12

Total Return[f]	(15.30%)	3.40%	(9.10%)	82.91%	(64.10%)[e]	0.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,303	$4,575	$5,356	$5,414	$6,531	$5,243
Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.48%)	(1.44%)	(1.44%)	(0.55%)	0.17%
Total expenses	1.48%	1.51%	1.54%	1.53%	1.52%	1.44%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: February 22, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 81.9%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$12,732,387	$12,732,387
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	7,325,709	7,325,709
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	4,179,121	4,179,121
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	1,915,685	1,915,685
Total Repurchase Agreements
(Cost $26,152,902)		26,152,902
Total Investments - 81.9%
(Cost $26,152,902)		$26,152,902
Other Assets & Liabilities, net - 18.1%		5,779,355
Total Net Assets - 100.0%		$31,932,257

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $38,179,080)	477	$97,149

	Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
December 2012 U.S. Dollar Index Swap,
Terminating 12/03/12[3]
(Notional Value $25,691,911)	320,756	$(82,791)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Strengthening DOLLAR 2x STRATEGY fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Repurchase agreements, at value
(cost $26,152,902)	$26,152,902
Segregated cash with broker	627,120
Receivables:
Fund shares sold	5,667,707
Variation margin	179,567
Interest	345
Total assets	32,627,641
Liabilities:
Unrealized depreciation on swap agreements	82,791
Payable for:
Swap settlement	321,151
Fund shares redeemed	224,764
Management fees	19,301
Distribution and service fees	8,326
Transfer agent and administrative fees	5,361
Portfolio accounting fees	2,145
Miscellaneous	31,545
Total liabilities	695,384
Net assets	$31,932,257
Net assets consist of:
Paid in capital	$53,985,777
Accumulated net investment loss	(621,134)
Accumulated net realized loss on investments	(21,446,744)
Net unrealized appreciation on investments	14,358
Net assets	$31,932,257
A-Class:
Net assets	$10,506,870
Capital shares outstanding	782,236
Net asset value per share	$13.43
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.10
C-Class:
Net assets	$5,866,132
Capital shares outstanding	463,580
Net asset value per share	$12.65
H-Class:
Net assets	$15,559,255
Capital shares outstanding	1,162,943
Net asset value per share	$13.38

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Interest	$28,559
Total investment income	28,559

Expenses:
Management fees	206,675
Transfer agent and administrative fees	57,410
Distribution and service fees:
A-Class	9,489
C-Class	19,682
H-Class	43,000
Portfolio accounting fees	22,964
Trustees’ fees*	4,033
Custodian fees	4,023
Miscellaneous	21,829
Total expenses	389,105
Net investment loss	(360,546)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	557,751
Futures contracts	1,070,621
Net realized gain	1,628,372
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(31,820)
Futures contracts	792,002
Net change in unrealized appreciation
(depreciation)	760,182
Net realized and unrealized gain	2,388,554
Net increase in net assets resulting from operations	$2,028,008

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 179

Strengthening DOLLAR 2x STRATEGY fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(360,546)	$(973,517)
Net realized gain (loss) on investments	1,628,372	(1,112,209)
Net change in unrealized appreciation (depreciation) on investments	760,182	(261,118)
Net increase (decrease) in net assets resulting from operations	2,028,008	(2,346,844)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,911,650	111,171,758
C-Class	21,541,630	55,468,750
H-Class	137,933,114	392,571,353
Cost of shares redeemed
A-Class	(24,475,878)	(109,893,869)
C-Class	(19,750,552)	(55,198,150)
H-Class	(146,202,547)	(389,702,612)
Net increase (decrease) from capital share transactions	(3,042,583)	4,417,230
Net increase (decrease) in net assets	(1,014,575)	2,070,386

Net assets:
Beginning of period	32,946,832	30,876,446
End of period	$31,932,257	$32,946,832
Accumulated net investment loss at end of period	$(621,134)	$(260,588)

Capital share activity:
Shares sold
A-Class	2,016,690	8,200,309
C-Class	1,618,769	4,391,001
H-Class	9,856,228	29,359,395
Shares redeemed
A-Class	(1,745,572)	(8,143,418)
C-Class	(1,476,976)	(4,383,207)
H-Class	(10,334,827)	(29,265,128)
Net increase (decrease) in shares	(65,688)	158,952

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.45	$13.46	$16.38	$19.64	$19.85	$25.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.22)	(.25)	(.25)	.02	.39
Net gain (loss) on investments
(realized and unrealized)	.08	.21	(2.67)	(3.01)	6.50	(5.89)
Total from investment operations	(.02)	(.01)	(2.92)	(3.26)	6.52	(5.50)
Less distributions from:
Net realized gains	—	—	—	—	(6.73)	—
Total distributions	—	—	—	—	(6.73)	—
Net asset value, end of period	$13.43	$13.45	$13.46	$16.38	$19.64	$19.85

Total Return[c]	(0.15%)	(0.07%)	(17.83%)	(16.60%)	30.59%	(21.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,507	$6,875	$6,115	$16,833	$7,314	$2,795
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.62%)	(1.55%)	(1.57%)	0.07%	1.73%
Total expenses	1.61%	1.68%	1.71%	1.67%	1.69%	1.66%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.71	$12.83	$15.74	$19.01	$19.42	$24.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.30)	(.35)	(.36)	(.14)	.42
Net gain (loss) on investments
(realized and unrealized)	.09	.18	(2.56)	(2.91)	6.46	(5.99)
Total from investment operations	(.06)	(.12)	(2.91)	(3.27)	6.32	(5.57)
Less distributions from:
Net realized gains	—	—	—	—	(6.73)	—
Total distributions	—	—	—	—	(6.73)	—
Net asset value, end of period	$12.65	$12.71	$12.83	$15.74	$19.01	$19.42

Total Return[c]	(0.47%)	(0.94%)	(18.49%)	(17.20%)	30.36%	(22.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,866	$4,091	$4,028	$10,594	$5,728	$6,131
Ratios to average net assets:
Net investment income (loss)	(2.23%)	(2.36%)	(2.29%)	(2.31%)	(0.66%)	1.84%
Total expenses	2.36%	2.44%	2.46%	2.42%	2.44%	2.40%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 181

Strengthening DOLLAR 2x STRATEGY fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.39	$13.40	$16.31	$19.56	$19.83	$25.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.22)	(.25)	(.25)	.02	.57
Net gain (loss) on investments
(realized and unrealized)	.10	.21	(2.66)	(3.00)	6.44	(6.07)
Total from investment operations	(.01)	(.01)	(2.91)	(3.25)	6.46	(5.50)
Less distributions from:
Net realized gains	—	—	—	—	(6.73)	—
Total distributions	—	—	—	—	(6.73)	—
Net asset value, end of period	$13.38	$13.39	$13.40	$16.31	$19.56	$19.83

Total Return[c]	(0.07%)	(0.07%)	(17.84%)	(16.62%)	30.25%	(21.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,559	$21,982	$20,733	$60,944	$22,147	$29,011
Ratios to average net assets:
Net investment income (loss)	(1.51%)	(1.62%)	(1.55%)	(1.57%)	0.08%	2.44%
Total expenses	1.64%	1.69%	1.72%	1.67%	1.69%	1.66%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

182 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

weakening DOLLAR 2x STRATEGY fund

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 85.3%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$7,950,242	$7,950,242
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	4,574,253	4,574,253
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	2,609,489	2,609,489
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	1,893,552	1,893,552
Total Repurchase Agreements
(Cost $17,027,536)		17,027,536
Total Investments - 85.3%
(Cost $17,027,536)		$17,027,536
Other Assets & Liabilities, net - 14.7%		2,942,485
Total Net Assets - 100.0%		$19,970,021

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $12,326,160)	154	$(51,218)

	Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
December 2012 U.S. Dollar Index Swap,
Terminating 12/03/12[3]
(Notional Value $27,744,478)	346,382	$510,950

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

184 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Repurchase agreements, at value
(cost $17,027,536)	$17,027,536
Unrealized appreciation on swap agreements	510,950
Segregated cash with broker	240,240
Receivable for swap settlement	82,224
Receivables:
Fund shares sold	2,265,018
Interest	222
Total assets	20,126,190
Liabilities:
Payable for:
Variation margin	68,992
Fund shares redeemed	54,598
Management fees	12,595
Distribution and service fees	4,639
Transfer agent and administrative fees	3,499
Portfolio accounting fees	1,399
Miscellaneous	10,447
Total liabilities	156,169
Net Assets	$19,970,021
Net assets consist of:
Paid in capital	$34,457,272
Accumulated net investment loss	(227,918)
Accumulated net realized loss on investments	(14,719,065)
Net unrealized appreciation on investments	459,732
Net assets	$19,970,021
A-Class:
Net assets	$1,926,468
Capital shares outstanding	104,446
Net asset value per share	$18.44
Maximum offering price per share
(Net asset value divided by 95.25%)	$19.36
C-Class:
Net assets	$2,315,026
Capital shares outstanding	134,201
Net asset value per share	$17.25
H-Class:
Net assets	$15,728,527
Capital shares outstanding	853,717
Net asset value per share	$18.42

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$11,087
Total investment income	11,087

Expenses:
Management fees	80,511
Transfer agent and administrative fees	22,364
Distribution and service fees:
A-Class	3,580
C-Class	10,347
H-Class	16,197
Portfolio accounting fees	8,946
Registration fees	7,790
Trustees’ fees*	1,882
Custodian fees	1,592
Miscellaneous	(4,673)
Total expenses	148,536
Net investment loss	(137,449)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss)on:
Swap agreements	(338,798)
Futures contracts	(163,786)
Net realized loss	(502,584)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	384,751
Futures contracts	(401,522)
Net change in unrealized appreciation
(depreciation)	(16,771)
Net realized and unrealized loss	(519,355)
Net decrease in net assets resulting from operations	$(656,804)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 185

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(137,449)	$(513,901)
Net realized loss on investments	(502,584)	(3,045,119)
Net change in unrealized appreciation
(depreciation) on investments	(16,771)	(76,395)
Net decrease in net assets resulting from operations	(656,804)	(3,635,415)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,757,374	16,758,536
C-Class	1,594,506	10,391,984
H-Class	36,090,360	130,852,185
Cost of shares redeemed
A-Class	(16,532,262)	(18,584,771)
C-Class	(2,003,392)	(11,302,405)
H-Class	(33,537,852)	(138,192,645)
Net increase (decrease) from capital share transactions	1,368,734	(10,077,116)
Net increase (decrease) in net assets	711,930	(13,712,531)

Net assets:
Beginning of period	19,258,091	32,970,622
End of period	$19,970,021	$19,258,091
Accumulated net investment loss at end of period	$(227,918)	$(90,469)

Capital share activity:
Shares sold
A-Class	855,228	825,070
C-Class	92,570	540,579
H-Class	2,004,706	6,509,852
Shares redeemed
A-Class	(902,755)	(947,230)
C-Class	(117,237)	(587,844)
H-Class	(1,866,777)	(6,947,445)
Net increase (decrease) in shares	65,735	(607,018)

186 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.95	$20.34	$17.98	$16.38	$29.27	$26.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.33)	(.28)	(.30)	(.07)	.70
Net gain (loss) on investments
(realized and unrealized)	(.38)	(1.06)	2.64	1.90	(8.77)	7.17
Total from investment operations	(.51)	(1.39)	2.36	1.60	(8.84)	7.87
Less distributions from:
Net investment income	—	—	—	—	(1.28)	(4.78)
Net realized gains	—	—	—	—	(2.77)	(—)[c]
Total distributions	—	—	—	—	(4.05)	(4.78)
Net asset value, end of period	$18.44	$18.95	$20.34	$17.98	$16.38	$29.27

Total Return[d]	(2.69%)	(6.83%)	13.13%	9.77%	(29.87%)	32.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,926	$2,881	$5,576	$6,753	$17,642	$22,148
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.62%)	(1.54%)	(1.57%)	(0.30%)	2.51%
Total expenses	1.60%	1.70%	1.71%	1.68%	1.69%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.79	$19.23	$17.12	$15.73	$28.53	$25.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.44)	(.39)	(.43)	(.21)	.43
Net gain (loss) on investments
(realized and unrealized)	(.36)	(1.00)	2.50	1.82	(8.54)	7.07
Total from investment operations	(.54)	(1.44)	2.11	1.39	(8.75)	7.50
Less distributions from:
Net investment income	—	—	—	—	(1.28)	(4.78)
Net realized gains	—	—	—	—	(2.77)	(—)[c]
Total distributions	—	—	—	—	(4.05)	(4.78)
Net asset value, end of period	$17.25	$17.79	$19.23	$17.12	$15.73	$28.53

Total Return[d]	(3.04%)	(7.49%)	12.32%	8.84%	(30.37%)	31.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,315	$2,826	$3,963	$5,314	$8,687	$21,604
Ratios to average net assets:
Net investment income (loss)	(2.20%)	(2.36%)	(2.29%)	(2.32%)	(0.93%)	1.57%
Total expenses	2.33%	2.44%	2.46%	2.43%	2.45%	2.41%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 187

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.93	$20.32	$17.96	$16.37	$29.25	$26.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.32)	(.28)	(.30)	(.03)	.68
Net gain (loss) on investments
(realized and unrealized)	(.38)	(1.07)	2.64	1.89	(8.80)	7.17
Total from investment operations	(.51)	(1.39)	2.36	1.59	(8.83)	7.85
Less distributions from:
Net investment income	—	—	—	—	(1.28)	(4.78)
Net realized gains	—	—	—	—	(2.77)	(—)[c]
Total distributions	—	—	—	—	(4.05)	(4.78)
Net asset value, end of period	$18.42	$18.93	$20.32	$17.96	$16.37	$29.25

Total Return[d]	(2.69%)	(6.84%)	13.14%	9.71%	(29.86%)	32.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,729	$13,551	$23,432	$30,036	$60,249	$103,867
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.61%)	(1.54%)	(1.57%)	(0.13%)	2.45%
Total expenses	1.57%	1.69%	1.71%	1.68%	1.70%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from realized gains are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	3.5%
American Tower Corp. — Class A	2.8%
Public Storage	2.6%
HCP, Inc.	2.2%
Ventas, Inc.	2.2%
General Growth Properties, Inc.	2.2%
Equity Residential	2.2%
Boston Properties, Inc.	2.1%
Prologis, Inc.	2.1%
Annaly Capital Management, Inc.	2.1%
Top Ten Total	24.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

REAL ESTATE fund

	Shares	Value
COMMON STOCKS† - 104.9%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 98.7%
SPECIALIZED REITs - 28.4%
American Tower Corp. — Class A	16,820	$1,200,779
Public Storage	8,055	1,121,014
HCP, Inc.	22,001	978,604
Ventas, Inc.	15,464	962,634
Health Care REIT, Inc.	15,164	875,721
Weyerhaeuser Co.	31,839	832,271
Host Hotels & Resorts, Inc.	47,097	755,907
Plum Creek Timber Company, Inc.	13,586	595,610
Rayonier, Inc.	11,158	546,854
Senior Housing Properties Trust	20,121	438,235
Extra Space Storage, Inc.	12,596	418,817
Hospitality Properties Trust	16,062	381,954
Omega Healthcare Investors, Inc.	15,352	348,951
LaSalle Hotel Properties	12,736	339,924
Entertainment Properties Trust	7,176	318,830
DiamondRock Hospitality Co.	31,613	304,433
Sovran Self Storage, Inc.	5,120	296,192
Healthcare Realty Trust, Inc.	12,813	295,340
CubeSmart	21,881	281,608
Potlatch Corp.	7,359	275,006
Sunstone Hotel Investors, Inc.*	24,691	271,601
Medical Properties Trust, Inc.	25,517	266,653
Strategic Hotels & Resorts, Inc.*	40,160	241,362
Total Specialized REITs		12,348,300
RETAIL REITs - 19.6%
Simon Property Group, Inc.	10,062	1,527,511
General Growth Properties, Inc.	49,098	956,429
Kimco Realty Corp.	31,651	641,566
Macerich Co.	10,690	611,789
Federal Realty Investment Trust	5,541	583,467
Realty Income Corp.[1]	12,835	524,823
Taubman Centers, Inc.	6,319	484,857
DDR Corp.	31,557	484,716
Regency Centers Corp.	9,677	471,560
Weingarten Realty Investors	14,720	413,779
CBL & Associates Properties, Inc.	19,161	408,896
National Retail Properties, Inc.	13,378	408,029
Tanger Factory Outlet Centers	12,157	393,036
Equity One, Inc.	16,943	356,820
Glimcher Realty Trust	25,393	268,404
Total Retail REITs		8,535,682
RESIDENTIAL REITs - 15.4%
Equity Residential	16,386	942,686
AvalonBay Communities, Inc.	5,965	811,180
UDR, Inc.	22,588	560,634
Essex Property Trust, Inc.	3,505	519,581
Camden Property Trust	8,018	517,081
American Campus Communities, Inc.	10,283	451,218
Apartment Investment &
Management Co. — Class A	16,854	438,035
BRE Properties, Inc.	9,115	427,402
Home Properties, Inc.	6,329	387,778
Equity Lifestyle Properties, Inc.	5,513	375,546
Mid-America Apartment
Communities, Inc.	5,634	367,957
Post Properties, Inc.	7,533	361,283
Colonial Properties Trust	14,551	306,299
Education Realty Trust, Inc.	22,780	248,302
Total Residential REITs		6,714,982
OFFICE REITs - 14.5%
Boston Properties, Inc.	8,235	910,874
Digital Realty Trust, Inc.	9,438	659,245
SL Green Realty Corp.	7,586	607,412
Alexandria Real Estate Equities, Inc.	6,531	480,159
Kilroy Realty Corp.	8,996	402,841
Douglas Emmett, Inc.	17,390	401,187
Piedmont Office Realty Trust,
Inc. — Class A	21,886	379,503
BioMed Realty Trust, Inc.	20,210	378,331
Highwoods Properties, Inc.	10,890	355,232
Mack-Cali Realty Corp.	12,794	340,320
Brandywine Realty Trust	24,339	296,692
Corporate Office Properties Trust	12,164	291,571
DuPont Fabros Technology, Inc.	11,229	283,532
Lexington Realty Trust[1]	27,993	270,412
CommonWealth REIT	16,882	245,802
Total Office REITs		6,303,113
MORTGAGE REITs - 12.0%
Annaly Capital Management, Inc.	53,364	898,649
American Capital Agency Corp.	22,203	768,001
Two Harbors Investment Corp.	34,785	408,723
MFA Financial, Inc.	46,293	393,491
Hatteras Financial Corp.	13,017	366,949
Starwood Property Trust, Inc.	15,582	362,593
ARMOUR Residential REIT, Inc.	44,980	344,547
Invesco Mortgage Capital, Inc.	16,889	339,976
CYS Investments, Inc.	24,006	338,245
PennyMac Mortgage Investment
Trust	11,350	265,250
Capstead Mortgage Corp.	18,585	250,712
Newcastle Investment Corp.	33,000	248,490
American Capital Mortgage
Investment Corp.	8,520	214,108
Total Mortgage REITs		5,199,734
DIVERSIFIED REITs - 5.4%
Vornado Realty Trust	10,691	866,506
Liberty Property Trust	12,598	456,552
Duke Realty Corp.	29,933	440,015
American Realty Capital Trust, Inc.	26,140	306,622
Washington Real Estate Investment
Trust	10,981	294,510
Total Diversified REITs		2,364,205

190 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
REAL ESTATE fund

	Shares	Value
Industrial REITs - 3.4%
Prologis, Inc.	25,729	$901,287
DCT Industrial Trust, Inc.	45,490	294,320
EastGroup Properties, Inc.	5,271	280,417
Total Industrial REITs		1,476,024
Total Real Estate Investment Trusts (REITs)		42,942,040

Real Estate Management & Development - 6.2%
Real Estate Services - 2.8%
CBRE Group, Inc. — Class A*	29,172	537,057
Jones Lang LaSalle, Inc.	5,258	401,448
Zillow, Inc. — Class A*,1	6,110	257,720
Total Real Estate Services		1,196,225
Real Estate Operating Companies - 1.8%
Brookfield Office Properties, Inc.	25,726	426,023
Forest City Enterprises, Inc. — Class A*	23,085	365,897
Total Real Estate Operating Companies		791,920
Diversified Real Estate Activities - 1.6%
Brookfield Asset Management,
Inc. — Class A	11,510	397,210
St. Joe Co.*	14,918	290,901
Total Diversified Real Estate Activities		688,111
Total Real Estate Management & Development		2,676,256
Total Common Stocks
(Cost $38,592,697)		45,618,296

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$172,883	172,883
Total Repurchase Agreement
(Cost $172,883)		172,883

SECURITIES LENDING COLLATERAL††,3 - 0.9%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	200,188	200,188
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	197,012	197,012
Total Securities Lending Collateral
(Cost $397,200)		397,200
Total Investments - 106.2%
(Cost $39,162,780)		$46,188,379
Other Assets & Liabilities, net - (6.2)%		(2,686,679)
Total Net Assets - 100.0%		$43,501,700

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 11. REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 191

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $388,914 of
securities loaned
(cost $38,989,897)	$46,015,496
Repurchase agreements, at value
(cost $172,883)	172,883
Total investments
(cost $39,162,780)	46,188,379
Cash	7,718
Receivables:
Fund shares sold	2,023,566
Dividends	199,021
Interest	23
Total assets	48,418,707
Liabilities:
Payable for:
Fund shares redeemed	4,455,493
Payable upon return of securities loaned	397,200
Management fees	26,593
Distribution and service fees	9,298
Transfer agent and administrative fees	7,822
Portfolio accounting fees	3,129
Miscellaneous	17,472
Total liabilities	4,917,007
Net assets	$43,501,700
Net assets consist of:
Paid in capital	$57,398,512
Undistributed net investment income	399,320
Accumulated net realized loss on investments	(21,321,731)
Net unrealized appreciation on investments	7,025,599
Net assets	$43,501,700
A-Class:
Net assets	$1,994,889
Capital shares outstanding	62,872
Net asset value per share	$31.73
Maximum offering price per share
(Net asset value divided by 95.25%)	$33.31
C-Class:
Net assets	$3,055,944
Capital shares outstanding	103,437
Net asset value per share	$29.54
H-Class:
Net assets	$38,450,867
Capital shares outstanding	1,213,387
Net asset value per share	$31.69

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,821)	$552,751
Interest	80
Income from securities lending, net	22
Total investment income	552,853

Expenses:
Management fees	160,273
Transfer agent and administrative fees	47,139
Distribution and service fees:
A-Class	8,464
C-Class	12,063
H-Class	35,660
Portfolio accounting fees	18,855
Custodian fees	3,238
Trustees’ fees*	1,308
Miscellaneous	23,205
Total expenses	310,205
Net investment income	242,648

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,045,224)
Net realized loss	(2,045,224)
Net change in unrealized appreciation
(depreciation) on:
Investments	878,192
Net change in unrealized appreciation
(depreciation)	878,192
Net realized and unrealized loss	(1,167,032)
Net decrease in net assets resulting from operations	$(924,384)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$242,648	$265,144
Net realized loss on investments	(2,045,224)	(6,951,187)
Net change in unrealized appreciation (depreciation) on investments	878,192	(2,024,497)
Net decrease in net assets resulting from operations	(924,384)	(8,710,540)

Distributions to shareholders from:
Net investment income
A-Class	—	(13,842)
C-Class	—	(19,533)
H-Class	—	(77,240)
Total distributions to shareholders	—	(110,615)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,225,218	13,167,117
C-Class	24,033,005	67,554,814
H-Class	133,522,813	222,385,631
Distributions reinvested
A-Class	—	13,078
C-Class	—	18,741
H-Class	—	76,349
Cost of shares redeemed
A-Class	(39,141,918)	(14,286,238)
C-Class	(22,860,775)	(68,113,410)
H-Class	(109,024,170)	(222,715,004)
Net increase (decrease) from capital share transactions	26,754,173	(1,898,922)
Net increase (decrease) in net assets	25,829,789	(10,720,077)

Net assets:
Beginning of period	17,671,911	28,391,988
End of period	$43,501,700	$17,671,911
Undistributed net investment income at end of period	$399,320	$156,672

Capital share activity:
Shares sold
A-Class	1,278,892	458,395
C-Class	834,360	2,537,675
H-Class	4,310,835	7,867,436
Shares issued from reinvestment of distributions
A-Class	—	521
C-Class	—	797
H-Class	—	3,047
Shares redeemed
A-Class	(1,294,119)	(518,172)
C-Class	(794,464)	(2,560,890)
H-Class	(3,544,407)	(8,183,044)
Net increase (decrease) in shares	791,097	(394,235)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

REAL ESTATE fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.27	$29.06	$24.24	$12.83	$32.42	$42.16
Income (loss) from investment operations:
Net investment income[b]	.12	.45	.27	.44	.74	.54
Net gain (loss) on investments (realized and unrealized)	1.34	1.07	5.17	11.11	(19.43)	(10.05)
Total from investment operations	1.46	1.52	5.44	11.55	(18.69)	(9.51)
Less distributions from:
Net investment income	—	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	—	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$31.73	$30.27	$29.06	$24.24	$12.83	$32.42

Total Return[c]	4.86%	5.42%	22.72%	90.16%	(58.00%)	(22.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,995	$2,364	$3,991	$4,303	$1,554	$2,866
Ratios to average net assets:
Net investment income	0.77%	1.59%	1.07%	2.15%	2.81%	1.45%
Total expenses	1.59%	1.61%	1.63%	1.65%	1.68%	1.64%
Portfolio turnover rate	312%	974%	485%	1,520%	780%	832%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.29	$27.41	$23.11	$12.33	$31.44	$41.22
Income (loss) from investment operations:
Net investment income[b]	.10	.22	.10	.40	.66	.29
Net gain (loss) on investments (realized and unrealized)	1.15	.97	4.82	10.52	(18.87)	(9.84)
Total from investment operations	1.25	1.19	4.92	10.92	(18.21)	(9.55)
Less distributions from:
Net investment income	—	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	—	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$29.54	$28.29	$27.41	$23.11	$12.33	$31.44

Total Return[c]	4.42%	4.57%	21.58%	88.70%	(58.28%)	(23.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,056	$1,798	$2,356	$2,143	$1,075	$2,290
Ratios to average net assets:
Net investment income	0.66%	0.83%	0.42%	2.06%	2.62%	0.78%
Total expenses	2.34%	2.36%	2.39%	2.41%	2.42%	2.39%
Portfolio turnover rate	312%	974%	485%	1,520%	780%	832%

194 | the RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.23	$29.02	$24.22	$12.82	$32.40	$42.14
Income (loss) from investment operations:
Net investment income[b]	.23	.42	.29	.50	.61	.53
Net gain (loss) on investments (realized and unrealized)	1.23	1.10	5.13	11.04	(19.29)	(10.04)
Total from investment operations	1.46	1.52	5.42	11.54	(18.68)	(9.51)
Less distributions from:
Net investment income	—	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	—	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$31.69	$30.23	$29.02	$24.22	$12.82	$32.40

Total Return[c]	4.83%	5.42%	22.70%	90.15%	(58.01%)	(22.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,451	$13,511	$22,045	$34,926	$1,757	$14,140
Ratios to average net assets:
Net investment income	1.46%	1.48%	1.13%	2.41%	2.14%	1.43%
Total expenses	1.60%	1.61%	1.63%	1.68%	1.64%	1.64%
Portfolio turnover rate	312%	974%	485%	1,520%	780%	832%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

FUND PROFILE (Unaudited)	September 30, 2012

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

196 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
GOVERNMENT LONG BOND 1.2x strategy FUND

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 92.9%
U.S. Treasury Bond
2.75% due 08/15/42	$119,055,000	$117,287,778
Total U.S. Government Securities
(Cost $115,399,510)		117,287,778
REPURCHASE AGREEMENTS††,1 - 1.4%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	906,257	906,257
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	521,424	521,424
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	297,458	297,458
Total Repurchase Agreements
(Cost $1,725,139)		1,725,139
Total Investments - 94.3%
(Cost $117,124,649)		$119,012,917
Other Assets & Liabilities, net - 5.7%		7,160,487
Total Net Assets - 100.0%		$126,173,404

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $40,539,844)	245	$416,441

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 197

GOVERNMENT LONG BOND 1.2x strategy FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $115,399,510)	$117,287,778
Repurchase agreements, at value
(cost $1,725,139)	1,725,139
Total investments
(cost $117,124,649)	119,012,917
Segregated cash with broker	722,500
Receivables:
Fund shares sold	28,176,107
Interest	354,600
Variation margin	3,875
Total assets	148,269,999
Liabilities:
Payable for:
Securities purchased	17,831,328
Fund shares redeemed	4,068,835
Management fees	44,372
Transfer agent and administrative fees	17,749
Distribution and service fees	10,498
Portfolio accounting fees	8,874
Miscellaneous	114,939
Total liabilities	22,096,595
Net assets	$126,173,404
Net assets consist of:
Paid in capital	$112,083,701
Undistributed net investment income	154,686
Accumulated net realized gain on investments	11,630,308
Net unrealized appreciation on investments	2,304,709
Net assets	$126,173,404
Investor Class:
Net assets	$93,025,987
Capital shares outstanding	5,401,801
Net asset value per share	$17.22
Advisor Class:
Net assets	$17,155,591
Capital shares outstanding	1,003,803
Net asset value per share	$17.09
A-Class:
Net assets	$10,377,073
Capital shares outstanding	601,406
Net asset value per share	$17.25
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.11
C-Class:
Net assets	$5,614,753
Capital shares outstanding	326,641
Net asset value per share	$17.19

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$3,327,324
Total investment income	3,327,324

Expenses:
Management fees	751,391
Transfer agent and administrative fees	300,557
Distribution and service fees:
Advisor Class	300,753
A-Class	7,127
C-Class	27,097
Portfolio accounting fees	138,396
Custodian fees	24,746
Trustees’ fees*	13,721
Miscellaneous	162,131
Total expenses	1,725,919
Net investment income	1,601,405

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,448,743
Futures contracts	18,151,953
Net realized gain	42,600,696
Net change in unrealized appreciation
(depreciation) on:
Investments	1,744,643
Futures contracts	203,717
Net change in unrealized appreciation
(depreciation)	1,948,360
Net realized and unrealized gain	44,549,056
Net increase in net assets resulting
from operations	$46,150,461

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

198 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,601,405	$3,518,295
Net realized gain on investments	42,600,696	37,622,236
Net change in unrealized appreciation (depreciation) on investments	1,948,360	(1,174,151)
Net increase in net assets resulting from operations	46,150,461	39,966,380

Distributions to shareholders from:
Net investment income
Investor Class	(1,114,780)	(1,811,096)
Advisor Class	(453,466)	(1,508,473)
A-Class	(32,519)	(113,166)
C-Class	(10,051)	(78,463)
Total distributions to shareholders	(1,610,816)	(3,511,198)

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,734,462,089	1,675,880,698
Advisor Class	1,478,982,424	2,528,532,134
A-Class	77,029,784	51,950,833
C-Class	36,739,262	81,980,435
Distributions reinvested
Investor Class	1,081,275	1,774,830
Advisor Class	448,981	1,506,029
A-Class	23,997	75,151
C-Class	9,143	71,194
Cost of shares redeemed
Investor Class	(1,704,527,880)	(1,691,477,174)
Advisor Class	(1,498,716,922)	(2,570,913,999)
A-Class	(78,250,511)	(45,216,771)
C-Class	(36,292,481)	(84,944,406)
Net increase (decrease) from capital share transactions	10,989,161	(50,781,046)
Net increase (decrease) in net assets	55,528,806	(14,325,864)

Net assets:
Beginning of period	70,644,598	84,970,462
End of period	$126,173,404	$70,644,598
Undistributed net investment income at end of period	$154,686	$164,097

Capital share activity:
Shares sold
Investor Class	101,761,136	113,773,929
Advisor Class	90,744,217	180,330,851
A-Class	4,690,940	3,367,899
C-Class	2,162,678	5,659,684
Shares issued from reinvestment of distributions
Investor Class	61,620	124,695
Advisor Class	26,113	107,513
A-Class	1,404	5,334
C-Class	533	5,263
Shares redeemed
Investor Class	(99,352,334)	(114,879,517)
Advisor Class	(90,551,444)	(182,419,554)
A-Class	(4,820,374)	(2,884,296)
C-Class	(2,135,732)	(5,899,279)
Net increase (decrease) in shares	2,588,757	(2,707,478)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 199

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.91	$11.43	$10.96	$13.74	$11.78	$10.59
Income (loss) from investment operations:
Net investment income[b]	.11	.32	.36	.36	.36	.40
Net gain (loss) on investments (realized and unrealized)	2.32	3.48	.47	(2.78)	1.97	1.19
Total from investment operations	2.43	3.80	.83	(2.42)	2.33	1.59
Less distributions from:
Net investment income	(.12)	(.32)	(.36)	(.36)	(.37)	(.40)
Total distributions	(.12)	(.32)	(.36)	(.36)	(.37)	(.40)
Net asset value, end of period	$17.22	$14.91	$11.43	$10.96	$13.74	$11.78

Total Return[c]	16.34%	33.38%	7.42%	(17.71%)	20.17%	15.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,026	$43,709	$44,707	$282,388	$43,237	$30,695
Ratios to average net assets:
Net investment income	1.31%	2.24%	3.03%	3.16%	2.79%	3.75%
Total expenses	0.93%	0.95%	0.98%	0.98%	0.98%	0.97%
Portfolio turnover rate	761%	2,322%	1,930%	1,503%	1,794%	1,142%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.78	$11.36	$10.88	$13.66	$11.72	$10.54
Income (loss) from investment operations:
Net investment income[b]	.06	.25	.31	.32	.31	.34
Net gain (loss) on investments (realized and unrealized)	2.32	3.42	.47	(2.80)	1.93	1.19
Total from investment operations	2.38	3.67	.78	(2.48)	2.24	1.53
Less distributions from:
Net investment income	(.07)	(.25)	(.30)	(.30)	(.30)	(.35)
Total distributions	(.07)	(.25)	(.30)	(.30)	(.30)	(.35)
Net asset value, end of period	$17.09	$14.78	$11.36	$10.88	$13.66	$11.72

Total Return[c]	16.04%	32.56%	7.03%	(18.18%)	19.49%	14.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,156	$11,600	$31,420	$28,990	$7,867	$25,181
Ratios to average net assets:
Net investment income	0.75%	1.77%	2.46%	2.76%	2.49%	3.13%
Total expenses	1.43%	1.45%	1.48%	1.48%	1.48%	1.47%
Portfolio turnover rate	761%	2,322%	1,930%	1,503%	1,794%	1,142%

200 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.92	$11.45	$10.96	$13.75	$11.79	$10.60
Income (loss) from investment operations:
Net investment income[b]	.09	.29	.33	.33	.34	.38
Net gain (loss) on investments (realized and unrealized)	2.34	3.47	.49	(2.79)	1.95	1.19
Total from investment operations	2.43	3.76	.82	(2.46)	2.29	1.57
Less distributions from:
Net investment income	(.10)	(.29)	(.33)	(.33)	(.33)	(.38)
Total distributions	(.10)	(.29)	(.33)	(.33)	(.33)	(.38)
Net asset value, end of period	$17.25	$14.92	$11.45	$10.96	$13.75	$11.79

Total Return[c]	16.25%	33.00%	7.35%	(17.98%)	19.84%	15.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,377	$10,885	$2,753	$5,576	$11,119	$20,374
Ratios to average net assets:
Net investment income	1.12%	2.02%	2.75%	2.84%	2.74%	3.44%
Total expenses	1.17%	1.20%	1.23%	1.24%	1.23%	1.22%
Portfolio turnover rate	761%	2,322%	1,930%	1,503%	1,794%	1,142%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.88	$11.42	$10.94	$13.72	$11.77	$10.59
Income (loss) from investment operations:
Net investment income[b]	.03	.19	.24	.25	.25	.30
Net gain (loss) on investments (realized and unrealized)	2.31	3.45	.48	(2.78)	1.94	1.18
Total from investment operations	2.34	3.64	.72	(2.53)	2.19	1.48
Less distributions from:
Net investment income	(.03)	(.18)	(.24)	(.25)	(.24)	(.30)
Total distributions	(.03)	(.18)	(.24)	(.25)	(.24)	(.30)
Net asset value, end of period	$17.19	$14.88	$11.42	$10.94	$13.72	$11.77

Total Return[c]	15.73%	32.01%	6.47%	(18.56%)	18.90%	14.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,615	$4,451	$6,091	$12,695	$5,502	$6,239
Ratios to average net assets:
Net investment income	0.37%	1.32%	1.93%	2.17%	2.00%	2.80%
Total expenses	1.93%	1.95%	1.97%	2.00%	1.97%	1.98%
Portfolio turnover rate	761%	2,322%	1,930%	1,503%	1,794%	1,142%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 201

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001

The Fund invests principally in short sales and derivative investments such as futures contracts.

202 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE GOVERNMENT LONG BOND strategy FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 33.8%
Farmer Mac[1]
0.01% due 10/01/12	$100,000,000	$100,000,000
0.16% due 02/01/13	15,000,000	14,996,415
Total Farmer Mac		114,996,415
Federal Home Loan Bank[1]
0.15% due 10/03/12	25,000,000	24,999,975
Total Federal Agency Discount Notes
(Cost $139,991,592)		139,996,390
REPURCHASE AGREEMENTS†† - 120.7%
Individual Repurchase Agreement[3]
Barclays Capital issued 09/28/12
at 0.15% due 10/01/12
(secured by a U.S. Treasury
Bond, at a rate of 2.75% and
maturing 08/15/42 as
collateral, with a value
of $209,404,988) to be
repurchased at $205,301,573	205,299,007	205,299,007
Joint Repurchase Agreements[2]
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	155,110,190	155,110,190
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	89,244,221	89,244,221
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	50,911,441	50,911,441
Total Repurchase Agreements
(Cost $500,564,859)		500,564,859
Total Long Investments - 154.5%
(Cost $640,556,451)		$640,561,249
U.S. Government Securities Sold Short† - (46.7)%
U.S. Treasury Bond
2.75% due 08/15/42	196,422,000	(193,506,361)
Total U.S. Government Securities Sold Short
(Proceeds $192,169,056)		(193,506,361)
Other Assets & Liabilities, net - (7.8)%		(32,306,638)
Total Net Assets - 100.0%		$414,748,250

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $265,411,875)	1,604	$1,776,315

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	All or portion of this security is pledged as short collateral at September 30, 2012.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 203

INVERSE GOVERNMENT LONG BOND strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value
(cost $139,991,592)	$139,996,390
Repurchase agreements, at value
(cost $500,564,859)	500,564,859
Total investments
(cost $640,556,451)	640,561,249
Segregated cash with broker	7,135,750
Receivables:
Fund shares sold	5,120,063
Interest	6,537
Total assets	652,823,599
Liabilities:
Securities sold short, at value
(proceeds $192,169,056)	193,506,361
Payable for:
Fund shares redeemed	29,134,109
Securities purchased	14,087,735
Management fees	286,936
Transfer agent and administrative fees	79,704
Distribution and service fees	71,498
Variation margin	53,906
Portfolio accounting fees	28,462
Miscellaneous	826,638
Total liabilities	238,075,349
Net assets	$414,748,250
Net assets consist of:
Paid in capital	$944,533,541
Accumulated net investment loss	(9,806,065)
Accumulated net realized loss on investments	(520,423,034)
Net unrealized appreciation on investments	443,808
Net assets	$414,748,250
Investor Class:
Net assets	$271,279,693
Capital shares outstanding	32,216,614
Net asset value per share	$8.42
Advisor Class:
Net assets	$57,061,691
Capital shares outstanding	7,113,863
Net asset value per share	$8.02
A-Class:
Net assets	$29,882,358
Capital shares outstanding	3,641,089
Net asset value per share	$8.21
Maximum offering price per share
(Net asset value divided by 95.25%)	$8.62
C-Class:
Net assets	$56,524,508
Capital shares outstanding	7,540,822
Net asset value per share	$7.50

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Interest	$319,831
Total investment income	319,831
Expenses:
Management fees	1,593,959
Transfer agent and administrative fees	442,766
Distribution and service fees:
Advisor Class	134,578
A-Class	39,210
C-Class	303,825
Portfolio accounting fees	162,629
Custodian fees	31,887
Trustees’ fees*	29,732
Interest expense	3,097,864
Miscellaneous	173,656
Total expenses	6,010,106
Net investment loss	(5,690,275)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(1,028,537)
Securities sold short	(18,945,984)
Net realized loss	(19,974,521)
Net change in unrealized appreciation
(depreciation) on:
Investments	(29,218)
Securities sold short	(17,830,364)
Futures contracts	(4,695,233)
Net change in unrealized appreciation
(depreciation)	(22,554,815)
Net realized and unrealized loss	(42,529,336)
Net decrease in net assets resulting
from operations	$(48,219,611)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

204 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(5,690,275)	$(20,138,267)
Net realized loss on investments	(19,974,521)	(172,237,958)
Net change in unrealized appreciation (depreciation) on investments	(22,554,815)	33,194,914
Net decrease in net assets resulting from operations	(48,219,611)	(159,181,311)

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,332,182,420	1,308,403,784
Advisor Class	1,212,535,270	2,192,757,950
A-Class	47,637,022	22,252,450
C-Class	10,786,220	43,128,478
Cost of shares redeemed
Investor Class	(1,282,676,133)	(1,366,228,209)
Advisor Class	(1,345,898,513)	(2,029,756,332)
A-Class	(50,873,019)	(39,208,507)
C-Class	(14,395,888)	(57,271,653)
Net increase (decrease) from capital share transactions	(90,702,621)	74,077,961
Net decrease in net assets	(138,922,232)	(85,103,350)

Net assets:
Beginning of period	553,670,482	638,773,832
End of period	$414,748,250	$553,670,482
Accumulated net investment loss at end of period	$(9,806,065)	$(4,115,790)

Capital share activity:
Shares sold
Investor Class	155,894,214	131,857,730
Advisor Class	144,588,215	224,370,362
A-Class	5,532,189	2,217,179
C-Class	1,396,969	4,392,197
Shares redeemed
Investor Class	(149,276,296)	(137,294,023)
Advisor Class	(159,042,016)	(206,359,255)
A-Class	(5,876,227)	(3,972,717)
C-Class	(1,888,471)	(6,045,734)
Net increase (decrease) in shares	(8,671,423)	9,165,739

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 205

INVERSE GOVERNMENT LONG BOND strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.67	$13.08	$14.65	$13.32	$16.81	$19.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.43)	(.62)	(.33)	(.11)	.49
Net gain (loss) on investments (realized and unrealized)	(1.13)	(2.98)	(.95)	1.66	(3.38)	(2.39)
Total from investment operations	(1.25)	(3.41)	(1.57)	1.33	(3.49)	(1.90)
Less distributions from:
Net investment income	—	—	—	—	—	(.66)
Total distributions	—	—	—	—	—	(.66)
Net asset value, end of period	$8.42	$9.67	$13.08	$14.65	$13.32	$16.81

Total Return[c]	(12.93%)	(26.07%)	(10.72%)	9.98%	(20.76%)	(9.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$271,280	$247,454	$406,031	$376,574	$269,155	$237,900
Ratios to average net assets:
Net investment income (loss)	(2.90%)	(3.99%)	(4.78%)	(2.23%)	(0.72%)	2.56%
Total expenses[d]	3.08%	4.13%	5.06%	2.53%	2.80%	3.45%
Portfolio turnover rate	648%	1,107%	771%	985%	584%	550%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.23	$12.60	$14.17	$12.95	$16.41	$19.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.41)	(.66)	(.39)	(.18)	.34
Net gain (loss) on investments (realized and unrealized)	(1.07)	(2.96)	(.91)	1.61	(3.28)	(2.28)
Total from investment operations	(1.21)	(3.37)	(1.57)	1.22	(3.46)	(1.94)
Less distributions from:
Net investment income	—	—	—	—	—	(.66)
Total distributions	—	—	—	—	—	(.66)
Net asset value, end of period	$8.02	$9.23	$12.60	$14.17	$12.95	$16.41

Total Return[c]	(13.11%)	(26.75%)	(11.08%)	9.42%	(21.08%)	(10.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,062	$199,137	$44,798	$66,668	$35,153	$24,891
Ratios to average net assets:
Net investment income (loss)	(3.42%)	(4.22%)	(5.28%)	(2.79%)	(1.19%)	1.84%
Total expenses[d]	3.59%	4.38%	5.56%	3.09%	3.36%	4.10%
Portfolio turnover rate	648%	1,107%	771%	985%	584%	550%

206 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.44	$12.80	$14.36	$13.10	$16.57	$19.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.45)	(.64)	(.35)	(.15)	.44
Net gain (loss) on investments (realized and unrealized)	(1.09)	(2.91)	(.92)	1.61	(3.32)	(2.37)
Total from investment operations	(1.23)	(3.36)	(1.56)	1.26	(3.47)	(1.93)
Less distributions from:
Net investment income	—	—	—	—	—	(.66)
Total distributions	—	—	—	—	—	(.66)
Net asset value, end of period	$8.21	$9.44	$12.80	$14.36	$13.10	$16.57

Total Return[c]	(13.03%)	(26.25%)	(10.86%)	9.62%	(20.94%)	(10.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,882	$37,607	$73,475	$80,151	$54,574	$37,256
Ratios to average net assets:
Net investment income (loss)	(3.29%)	(4.24%)	(5.03%)	(2.47%)	(0.94%)	2.37%
Total expenses[d]	3.47%	4.38%	5.31%	2.77%	3.00%	3.86%
Portfolio turnover rate	648%	1,107%	771%	985%	584%	550%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$8.65	$11.82	$13.36	$12.28	$15.65	$18.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.48)	(.68)	(.43)	(.25)	.29
Net gain (loss) on investments (realized and unrealized)	(.99)	(2.69)	(.86)	1.51	(3.12)	(2.24)
Total from investment operations	(1.15)	(3.17)	(1.54)	1.08	(3.37)	(1.95)
Less distributions from:
Net investment income	—	—	—	—	—	(.66)
Total distributions	—	—	—	—	—	(.66)
Net asset value, end of period	$7.50	$8.65	$11.82	$13.36	$12.28	$15.65

Total Return[c]	(13.29%)	(26.82%)	(11.53%)	8.79%	(21.53%)	(10.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,525	$69,472	$114,470	$140,451	$123,413	$124,572
Ratios to average net assets:
Net investment income (loss)	(4.05%)	(4.98%)	(5.78%)	(3.17%)	(1.70%)	1.62%
Total expenses[d]	4.23%	5.12%	6.06%	3.47%	3.81%	4.44%
Portfolio turnover rate	648%	1,107%	771%	985%	584%	550%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	May include interest or dividend expense. Excluding interest or dividend expense, the operating expense ratio for the current period would be 1.70%, 1.72%, 1.84 and 1.85% lower for the Investor Class, Advisor Class, A-Class and C-Class, respectively.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 207

FUND PROFILE (Unaudited)	September 30, 2012

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

208 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
High Yield strategy FUND

	Shares	Value
EXCHANGE TRADED FUND† - 5.7%
iShares iBoxx $ High Yield
Corporate Bond Fund[1]	262,662	$24,262,088
Total Exchange Traded Fund
(Cost $23,720,119)		24,262,088

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 85.8%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$185,936,450	185,936,450
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	106,980,422	106,980,422
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	61,029,469	61,029,469
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	12,030,576	12,030,576
Total Repurchase Agreements
(Cost $365,976,917)		365,976,917
SECURITIES LENDING COLLATERAL††,4 - 1.8%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	3,939,697	3,939,697
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	3,877,178	3,877,178
Total Securities Lending Collateral
(Cost $7,816,875)		7,816,875
Total Investments - 93.3%
(Cost $397,513,911)		$398,055,880
Other Assets & Liabilities, net - 6.7%		28,377,183
Total Net Assets - 100.0%		$426,433,063

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $323,587,344)	2,596	$1,160,484

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,5

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Appreciation
CDX.NA.HY-19 Index	Goldman Sachs International	5.00%	12/20/17	$4,800,000	$(4,790,500)	$(29,953)	$20,453
CDX.NA.HY-19 Index	Credit Suisse International	5.00%	12/20/17	87,900,000	(87,726,028)	(493,660)	319,689
CDX.NA.HY-19 Index	Barclays Bank plc	5.00%	12/20/17	303,400,000	(302,799,511)	(1,459,703)	859,213

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 11.
[5]	Credit Default Swaps — See Note 6.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 209

High Yield strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $7,620,525 of
securities loaned
(cost $31,536,994)	$32,078,963
Repurchase agreements, at value
(cost $365,976,917)	365,976,917
Total investments
(cost $397,513,911)	398,055,880
Segregated cash with broker	31,525,800
Unrealized appreciation on swap agreements	1,199,355
Receivables:
Fund shares sold	3,889,689
Securities sold	2,827,814
Interest	1,670,005
Variation margin	119,419
Total assets	439,287,962
Liabilities:
Unamortized upfront premiums received on
credit default swaps	1,983,316
Payable for:
Payable upon return of securities loaned	7,816,875
Fund shares redeemed	1,415,212
Management fees	252,475
Distribution and service fees	88,571
Transfer agent and administrative fees	84,158
Portfolio accounting fees	29,858
Securities purchased	6,188
Miscellaneous	1,178,246
Total liabilities	12,854,899
Net assets	$426,433,063
Net assets consist of:
Paid in capital	$408,231,055
Accumulated net investment loss	(1,765,213)
Accumulated net realized gain on investments	17,065,413
Net unrealized appreciation on investments	2,901,808
Net assets	$426,433,063
A-Class:
Net assets	$11,519,519
Capital shares outstanding	472,496
Net asset value per share	$24.38
Maximum offering price per share
(Net asset value divided by 95.25%)	$25.60
C-Class:
Net assets	$10,695,317
Capital shares outstanding	460,736
Net asset value per share	$23.21
H-Class:
Net assets	$404,218,227
Capital shares outstanding	16,604,768
Net asset value per share	$24.34

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$471,509
Interest	153,736
Income from securities lending, net	187
Total investment income	625,432
Expenses:
Management fees	1,023,994
Transfer agent and administrative fees	341,331
Distribution and service fees:
A-Class	26,839
C-Class	38,912
H-Class	304,764
Portfolio accounting fees	127,371
Custodian fees	24,796
Trustees’ fees*	14,436
Miscellaneous	191,775
Total expenses	2,094,218
Net investment loss	(1,468,786)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(548,725)
Swap agreements	10,611,436
Futures contracts	1,819,874
Net realized gain	11,882,585
Net change in unrealized appreciation
(depreciation) on:
Investments	244,479
Swap agreements	2,744,896
Futures contracts	1,966,091
Net change in unrealized appreciation
(depreciation)	4,955,466
Net realized and unrealized gain	16,838,051
Net increase in net assets resulting
from operations	$15,369,265

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

210 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

High Yield strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,468,786)	$(2,834,352)
Net realized gain on investments	11,882,585	17,921,727
Net change in unrealized appreciation (depreciation) on investments	4,955,466	(2,032,176)
Net increase in net assets resulting from operations	15,369,265	13,055,199

Distributions to shareholders from:
Net investment income
A-Class	—	(547,032)
C-Class	—	(168,804)
H-Class	—	(6,784,948)
Total distributions to shareholders	—	(7,500,784)

Capital share transactions:
Proceeds from sale of shares
A-Class	86,641,508	125,538,758
C-Class	34,570,645	77,987,615
H-Class	611,898,473	1,220,509,361
Distributions reinvested
A-Class	—	131,423
C-Class	—	153,755
H-Class	—	6,728,875
Cost of shares redeemed
A-Class	(88,516,307)	(127,439,479)
C-Class	(31,617,207)	(77,109,524)
H-Class	(488,095,151)	(1,082,668,489)
Net increase from capital share transactions	124,881,961	143,832,295
Net increase in net assets	140,251,226	149,386,710

Net assets:
Beginning of period	286,181,837	136,795,127
End of period	$426,433,063	$286,181,837
Accumulated net investment loss at end of period	$(1,765,213)	$(296,427)

Capital share activity:
Shares sold
A-Class	3,742,655	5,627,710
C-Class	1,555,186	3,669,955
H-Class	26,397,179	54,935,323
Shares issued from reinvestment of distributions
A-Class	—	6,020
C-Class	—	7,350
H-Class	—	308,664
Shares redeemed
A-Class	(3,788,721)	(5,777,601)
C-Class	(1,429,395)	(3,631,647)
H-Class	(21,449,649)	(48,876,797)
Net increase in shares	5,027,255	6,268,977

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 211

High Yield strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$22.93	$21.98	$20.42	$16.64	$24.31	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.27)	(.30)	(.26)	(.16)	.69
Net gain (loss) on investments (realized and unrealized)	1.55	1.77	3.37	5.39	(3.51)	(1.31)
Total from investment operations	1.45	1.50	3.07	5.13	(3.67)	(.62)
Less distributions from:
Net investment income	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$24.38	$22.93	$21.98	$20.42	$16.64	$24.31

Total Return[d]	6.32%	6.94%	15.21%	31.07%	(16.15%)	(2.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,520	$11,890	$14,561	$4,800	$5,748	$10,530
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(1.21%)	(1.40%)	(1.37%)	(0.71%)	2.79%
Total expenses[e]	1.49%	1.49%	1.54%	1.54%	1.57%	1.50%
Portfolio turnover rate	115%	583%	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$21.92	$21.19	$19.87	$16.33	$24.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.45)	(.45)	(.40)	(.25)	.46
Net gain (loss) on investments (realized and unrealized)	1.47	1.73	3.28	5.29	(3.54)	(1.27)
Total from investment operations	1.29	1.28	2.83	4.89	(3.79)	(.81)
Less distributions from:
Net investment income	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$23.21	$21.92	$21.19	$19.87	$16.33	$24.12

Total Return[d]	5.88%	6.16%	14.40%	30.17%	(16.83%)	(3.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,695	$7,343	$6,129	$3,351	$1,773	$1,001
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(2.10%)	(2.13%)	(2.13%)	(1.21%)	1.90%
Total expenses[e]	2.28%	2.25%	2.28%	2.29%	2.32%	2.22%
Portfolio turnover rate	115%	583%	—	—	—	—

212 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

High Yield strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$22.90	$21.95	$20.38	$16.61	$24.28	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.28)	(.30)	(.26)	(.04)	.62
Net gain (loss) on investments (realized and unrealized)	1.57	1.78	3.38	5.38	(3.63)	(1.27)
Total from investment operations	1.44	1.50	3.08	5.12	(3.67)	(.65)
Less distributions from:
Net investment income	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	—	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$24.34	$22.90	$21.95	$20.38	$16.61	$24.28

Total Return[d]	6.29%	6.95%	15.29%	31.07%	(16.16%)	(2.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$404,218	$266,950	$116,106	$16,368	$239,528	$64,290
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.26%)	(1.38%)	(1.37%)	(0.20%)	2.55%
Total expenses[e]	1.51%	1.49%	1.53%	1.53%	1.56%	1.49%
Portfolio turnover rate	115%	583%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 213

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

214 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE HIGH YIELD STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 67.7%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$7,252,159	$7,252,159
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	4,172,603	4,172,603
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	2,380,358	2,380,358
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	501,121	501,121
Total Repurchase Agreements
(Cost $14,306,241)		14,306,241
Total Investments - 67.7%
(Cost $14,306,241)		$14,306,241
Other Assets & Liabilities, net - 32.3%		6,820,703
Total Net Assets - 100.0%		$21,126,944

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $16,952,188)	136	$(37,317)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††,3

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Depreciation
CDX.NA.HY-19 Index	Barclays Bank plc	5.00%	12/20/17	$18,900,000	$18,862,592	$94,351	$(56,945)
CDX.NA.HY-19 Index	Credit Suisse International	5.00%	12/20/17	1,900,000	1,896,240	10,671	(6,910)
CDX.NA.HY-19 Index	Goldman Sachs International	5.00%	12/20/17	800,000	798,417	4,992	(3,409)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2012.
[3]	Credit Default Swaps — See Note 6.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 215

inverse High Yield strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Repurchase agreements, at value
(cost $14,306,241)	$14,306,241
Segregated cash with broker	7,507,550
Unamortized upfront premiums paid on
credit default swaps	110,014
Receivables:
Interest	43,004
Securities sold	33,413
Fund shares sold	9,777
Total assets	22,009,999
Liabilities:
Unrealized depreciation on swap agreements	67,264
Payable for:
Securities purchased	564,451
Interest	160,960
Fund shares redeemed	36,619
Management fees	22,345
Distribution and service fees	8,842
Transfer agent and administrative fees	7,448
Variation margin	6,661
Portfolio accounting fees	2,979
Miscellaneous	5,486
Total liabilities	883,055
Net assets	$21,126,944
Net assets consist of:
Paid in capital	$33,521,598
Accumulated net investment loss	(134,624)
Accumulated net realized loss on investments	(12,155,449)
Net unrealized depreciation on investments	(104,581)
Net assets	$21,126,944
A-Class:
Net assets	$334,834
Capital shares outstanding	12,928
Net asset value per share	$25.90
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.19
C-Class:
Net assets	$650,152
Capital shares outstanding	26,069
Net asset value per share	$24.94
H-Class:
Net assets	$20,141,958
Capital shares outstanding	775,661
Net asset value per share	$25.97

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$11,932
Total investment income	11,932
Expenses:
Management fees	72,212
Transfer agent and administrative fees	24,071
Distribution and service fees:
A-Class	1,873
C-Class	5,240
H-Class	20,888
Portfolio accounting fees	9,628
Custodian fees	1,893
Trustees’ fees*	1,460
Miscellaneous	9,291
Total expenses	146,556
Net investment loss	(134,624)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(243,230)
Futures contracts	(504,666)
Net realized loss	(747,896)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(143,223)
Futures contracts	(36,692)
Net change in unrealized appreciation
(depreciation)	(179,915)
Net realized and unrealized loss	(927,811)
Net decrease in net assets resulting
from operations	$(1,062,435)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

216 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

inverse High Yield strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(134,624)	$(316,240)
Net realized loss on investments	(747,896)	(3,594,796)
Net change in unrealized appreciation (depreciation) on investments	(179,915)	(104,030)
Net decrease in net assets resulting from operations	(1,062,435)	(4,015,066)

Capital share transactions:
Proceeds from sale of shares
A-Class	23,019,419	71,981,360
C-Class	2,754,201	8,812,685
H-Class	254,769,439	333,685,614
Cost of shares redeemed
A-Class	(22,966,543)	(72,478,567)
C-Class	(2,668,624)	(10,566,693)
H-Class	(247,324,410)	(326,559,879)
Net increase from capital share transactions	7,583,482	4,874,520
Net increase in net assets	6,521,047	859,454

Net assets:
Beginning of period	14,605,897	13,746,443
End of period	$21,126,944	$14,605,897
Accumulated net investment income (loss) at end of period	$(134,624)	$—

Capital share activity:
Shares sold
A-Class	804,587	2,353,360
C-Class	106,112	299,399
H-Class	9,377,029	10,932,156
Shares redeemed
A-Class	(811,409)	(2,380,877)
C-Class	(105,508)	(355,403)
H-Class	(9,074,672)	(10,761,580)
Net increase in shares	296,139	87,055

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 217

inverse High Yield strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$28.15	$31.99	$38.51	$55.13	$51.26	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.43)	(.47)	(.63)	(.10)	.54
Net gain (loss) on investments (realized and unrealized)	(2.06)	(3.41)	(6.05)	(15.60)	5.29	.72
Total from investment operations	(2.25)	(3.84)	(6.52)	(16.23)	5.19	1.26
Less distributions from:
Net realized gains	—	—	—	(.39)	(1.32)	—
Total distributions	—	—	—	(.39)	(1.32)	—
Net asset value, end of period	$25.90	$28.15	$31.99	$38.51	$55.13	$51.26

Total Return[d]	(7.99%)	(11.98%)	(16.96%)	29.47%	10.17%	2.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$335	$556	$1,512	$2,269	$2,278	$1,673
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.39%)	(1.39%)	(1.43%)	(0.19%)	1.09%
Total expenses	1.47%	1.51%	1.53%	1.54%	1.52%	1.52%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$27.21	$31.12	$37.77	$54.49	$51.06	$50.00
Income (loss) from investment operations:
Net investment loss[c]	(.27)	(.55)	(.72)	(.95)	(.52)	(.62)
Net gain (loss) on investments (realized and unrealized)	(2.00)	(3.36)	(5.93)	(15.38)	5.27	1.68
Total from investment operations	(2.27)	(3.91)	(6.65)	(16.33)	4.75	1.06
Less distributions from:
Net realized gains	—	—	—	(.39)	(1.32)	—
Total distributions	—	—	—	(.39)	(1.32)	—
Net asset value, end of period	$24.94	$27.21	$31.12	$37.77	$54.49	$51.06

Total Return[d]	(8.31%)	(12.60%)	(17.61%)	(30.00%)	9.34%	2.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$650	$693	$2,535	$2,055	$869	$2,958
Ratios to average net assets:
Net investment loss	(2.11%)	(1.87%)	(2.13%)	(2.18%)	(1.00%)	(1.25%)
Total expenses	2.23%	2.26%	2.28%	2.29%	2.28%	2.26%
Portfolio turnover rate	—	—	—	—	—	—

218 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

inverse High Yield strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$28.22	$32.04	$38.60	$55.26	$51.38	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.47)	(.50)	(.61)	(.29)	1.44
Net gain (loss) on investments (realized and unrealized)	(2.06)	(3.35)	(6.06)	(15.66)	5.49	(.06)
Total from investment operations	(2.25)	(3.82)	(6.56)	(16.27)	5.20	1.38
Less distributions from:
Net realized gains	—	—	—	(.39)	(1.32)	—
Total distributions	—	—	—	(.39)	(1.32)	—
Net asset value, end of period	$25.97	$28.22	$32.04	$38.60	$55.26	$51.38

Total Return[d]	(7.97%)	(11.92%)	(16.99%)	(29.47%)	10.17%	2.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,142	$13,357	$9,699	$27,954	$13,799	$6,536
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.51%)	(1.38%)	(1.43%)	(0.55%)	2.84%
Total expenses	1.48%	1.51%	1.53%	1.53%	1.53%	1.52%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 219

FUND PROFILE (Unaudited)	September 30, 2012

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN — Federal Agency Discount Notes

FAN — Federal Agency Notes

Inception Date:	December 1, 1993

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

220 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
u.s. government money market FUND

	Face
	Amount	Value
FEDERAL AGENCY NOTES†† - 13.7%
Federal Home Loan Bank[1]
0.17% due 02/08/13	$16,700,000	$16,697,992
0.22% due 04/25/13	15,000,000	14,999,745
0.18% due 12/28/12	15,000,000	14,999,580
0.20% due 04/30/13	15,000,000	14,998,955
0.75% due 12/28/12	14,200,000	14,220,566
0.20% due 01/11/13	10,000,000	10,000,000
0.20% due 12/28/12	10,000,000	9,999,908
0.16% due 01/24/13	10,000,000	9,998,782
0.15% due 02/06/13	7,500,000	7,498,593
Total Federal Home Loan Bank		113,414,121
Fannie Mae[2]
0.75% due 02/26/13	10,000,000	10,021,454
Federal Farm Credit Bank[1]
0.22% due 03/27/13	10,000,000	10,000,361
Total Federal Agency Notes
(Cost $133,435,936)		133,435,936
FEDERAL AGENCY DISCOUNT NOTES†† - 12.8%
Farmer Mac[1]
0.18% due 11/27/12	25,000,000	24,992,875
0.16% due 03/15/13	25,000,000	24,981,667
0.17% due 03/08/13	25,000,000	24,981,347
0.19% due 04/02/13	25,000,000	24,975,854
Total Farmer Mac		99,931,743
Freddie Mac[2]
0.15% due 04/23/13	15,000,000	14,987,250
Federal Home Loan Banks
0.01% due 06/21/13	10,000,000	9,999,133
Total Federal Agency Discount Notes
(Cost $124,918,126)		124,918,126
COMMERCIAL PAPER†† - 11.2%
Caterpillar Financial Service Corp.
0.15% due 10/16/12	10,000,000	9,999,375
General RE Corp.
0.18% due 11/08/12	10,000,000	9,998,100
Societe Generale North America, Inc.
0.36% due 11/01/12	10,000,000	9,996,900
Prudential plc
0.37% due 11/01/12	10,000,000	9,996,814
0.40% due 11/01/12	10,000,000	9,996,556
Jupiter Securitization Company LLC
0.21% due 12/05/12	10,000,000	9,996,208
Coca-Cola Co.
0.25% due 12/03/12	5,000,000	4,997,813
0.26% due 02/01/13	5,000,000	4,995,558
Total Coca-Cola Co.		9,993,371

Nestle Capital Corp.
0.21% due 10/12/12	5,000,000	4,999,679
0.24% due 05/20/13	5,000,000	4,992,300
Total Nestle Capital Corp.		9,991,979
Toyota Motor Credit Corp
0.30% due 04/08/13	10,000,000	9,984,250
Barclays Funding LLC
0.73% due 02/21/13	10,000,000	9,971,003
UBS Finance LLC
0.54% due 04/19/13	10,000,000	9,970,000
Total Commercial Paper
(Cost $109,894,556)		109,894,556
REPURCHASE AGREEMENTS†† - 68.7%
Individual Repurchase Agreement
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12 secured by:
U.S. Treasury Notes,
1.75% 05/31/16
with a value of $130,989,423
and U.S. Treasury Bills,
0.00% 07/25/13
with a value of $44,464,803,
to be repurchased at
$172,016,334	172,013,897	172,013,897
Joint Repurchase Agreements[3]
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	262,517,446	262,517,446
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	151,042,075	151,042,075
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	86,165,464	86,165,464
Total Repurchase Agreements
(Cost $671,738,882)		671,738,882
Total Investments - 106.4%
(Cost $1,039,987,500)		$1,039,987,500
Other Assets & Liabilities, net - (6.4)%		(62,512,559)
Total Net Assets - 100.0%		$977,474,941

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5. plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 221

u.s. government money market FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $368,248,618)	$368,248,618
Repurchase agreements, at value
(cost $671,738,882)	671,738,882
Total investments
(cost $1,039,987,500)	1,039,987,500
Receivables:
Fund shares sold	24,385,911
Interest	96,688
Total assets	1,064,470,099
Liabilities:
Overdraft due to custodian bank	246
Payable for:
Fund shares redeemed	86,699,774
Portfolio accounting fees	37,706
Transfer agent and administrative fees	1,031
Miscellaneous	256,401
Total liabilities	86,995,158
Net assets	$977,474,941
Net assets consist of:
Paid in capital	$977,440,470
Undistributed net investment income	945
Accumulated net realized gain on investments	33,526
Net unrealized appreciation on investments	—
Net assets	$977,474,941
Capital shares outstanding	978,051,439
Net asset value per share	$1.00

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$892,784
Other income	47
Total investment income	892,831
Expenses:
Management fees	2,549,364
Transfer agent and administrative fees	1,019,749
Distribution and service fees	406,011
Portfolio accounting fees	321,712
Registration fees	316,497
Custodian fees	91,674
Trustees’ fees*	78,848
Miscellaneous	182,863
Total expenses	4,966,718
Less:
Expenses waived by service company	(1,115,411)
Expenses waived by distributor	(406,011)
Expenses waived by advisor	(2,552,623)
Total waived expenses	(4,074,045)
Net expenses	892,673
Net investment income	158
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(288)
Net realized loss	(288)
Net decrease in net assets resulting from operations	$(130)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

222 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

u.s. government money market FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$158	$4,154
Net realized gain (loss) on investments	(288)	33,814
Net increase (decrease) in net assets resulting from operations	(130)	37,968

Distributions to shareholders from:
Net investment income
Money Market Class	(190)	—
Investor Class	—	(2,991)
Investor2 Class	—	(169)
Advisor Class	—	(613)
A-Class	—	(155)
C-Class	—	(195)
Net realized gains
Money Market Class	—	—
Investor Class	—	(14,115)
Investor2 Class	—	(524)
Advisor Class	—	(3,382)
A-Class	—	(517)
C-Class	—	(803)
Total distributions to shareholders	(190)	(23,464)

Capital share transactions:
Proceeds from sale of shares
Money Market Class	8,004,829,280	—
Investor Class	—	8,520,351,901
Investor2 Class	—	38,434,174
Advisor Class	—	5,981,133,747
A-Class	—	140,249,344
C-Class	—	332,253,713
Distributions reinvested
Money Market Class	123	—
Investor Class	—	17,010
Investor2 Class	—	677
Advisor Class	—	3,962
A-Class	—	627
C-Class	—	968
Cost of shares redeemed
Money Market Class	(8,370,714,033)	—
Investor Class	—	(8,746,713,127)
Investor2 Class	—	(45,998,905)
Advisor Class	—	(5,497,279,690)
A-Class	—	(142,707,495)
C-Class	—	(345,516,973)
Net increase (decrease) from capital share transactions	(365,884,630)	234,229,933
Net increase (decrease) in net assets	(365,884,950)	234,244,437

Net assets:
Beginning of period	1,343,359,891	1,109,115,454
End of period	$977,474,941	$1,343,359,891
Undistributed net investment income at end of year	$945	$977

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 223

u.s. government money market FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Capital share activity:
Shares sold
Money Market Class	8,004,377,694	—
Investor Class	—	8,520,351,901
Investor2 Class	—	38,434,174
Advisor Class	—	5,981,133,747
A-Class	—	140,249,345
C-Class	—	332,253,713
Shares issued from reinvestment of distributions
Money Market Class	122	—
Investor Class	—	17,013
Investor2 Class	—	677
Advisor Class	—	3,962
A-Class	—	627
C-Class	—	969
Shares redeemed
Money Market Class	(8,370,262,447)	—
Investor Class	—	(8,746,713,127)
Investor2 Class	—	(45,998,904)
Advisor Class	—	(5,497,279,690)
A-Class	—	(142,707,495)
C-Class	—	(345,516,973)
Net increase (decrease) in shares	(365,884,631)	234,229,939

224 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

u.s. government money market FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Money Market Class[a]	2012[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	— [d]	— [d]	— [d]	— [d]	.01	.04
Net gain on investments (realized and unrealized)	(—)[d]	— [d]	— [d]	—	—	—
Total from investment operations	(—)[d]	— [d]	— [d]	— [d]	.01	.04
Less distributions from:
Net investment income	(—)[d]	(—)[d]	(—)[d]	(—)[d]	(.01)	(.04)
Net realized gains	—	(—)[d]	(—)[d]	—	—	—
Total distributions	(—)[d]	(—)[d]	(—)[d]	(—)[d]	(.01)	(.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.00%	0.00%	0.01%	0.01%	1.06%	3.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$977,475	$607,565	$833,899	$872,765	$1,114,286	$978,584
Ratios to average net assets:
Net investment income	0.00%[f]	0.00%[g]	0.01%	0.01%	1.02%	3.71%
Total expenses	0.97%	0.91%	0.94%	0.93%	0.95%	0.93%
Net expenses[e]	0.18%	0.11%	0.22%	0.37%	0.90%	0.93%
Portfolio turnover rate	—	—	—	—	—	—

[a]	The shares of the Fund offered are new and, thus, the financial highlights set forth represent the financial performance of the Fund’s former Investor Class shares. The shares of the Fund would have financial performance that is substantially similar to that of the Investor Class shares because the fees and expenses of the Investor Class shares are the same and the Investor Class shares were invested in the same portfolio of securities.

[b]	Since commencement of operations: June 18, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net expense information reflects the expense ratios after expense waivers.

[d]	Less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Less than 0.01%.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 225

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2012, the Trust consisted of fifty-six separate funds. This report covers the Target Beta Funds and the Money Market Fund (the “Funds”), while the other funds are contained in separate reports. Only Investor Class, Advisor Class, A-Class, C-Class, H-Class and Money Market Class shares had been issued in the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in this report price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2012, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date.

226 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 227

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in

228 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended September 30, 2012:

Management Fees
Fund	(as a % of Net Assets)
Nova Fund	0.75%
S&P 500 Fund	0.75%
Inverse S&P 500 Strategy Fund	0.90%
Nasdaq-100® Fund	0.75%
Inverse Nasdaq-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500 Pure Growth Fund	0.75%
S&P 500 Pure Value Fund	0.75%
S&P MidCap 400 Pure Growth Fund	0.75%
S&P MidCap 400 Pure Value Fund	0.75%
S&P SmallCap 600 Pure Growth Fund	0.75%
S&P SmallCap 600 Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Real Estate Fund	0.85%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent
and Administrative Fees
Fund	(as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 229

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

For the period ended September 30, 2012, RDL retained sales charges of $112,708 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Nova Fund	$39,104,037	$—	$28,622,514	$44,182	$—	$67,770,733
S&P 500 Fund	227,795,978	—	119,408,900	177,618	—	347,382,496
Inverse S&P 500 Strategy Fund	—	194,975	153,411,817	273,586	—	153,880,378
NASDAQ-100® Fund	661,695,488	51,475	174,026,982	—	—	835,773,945
Inverse NASDAQ-100® Strategy Fund	—	—	12,929,515	53,539	—	12,983,054
Mid-Cap 1.5x Strategy Fund	20,990,119	—	12,967,283	18,920	—	33,976,322
Inverse Mid-Cap Strategy Fund	—	7,617	2,623,003	3,398	—	2,634,018
Russell 2000® 1.5x Strategy Fund	27,823,543	—	11,187,180	6,639	—	39,017,362
Russell 2000® Fund	44,736,821	—	37,911,151	12,105	—	82,660,077
Inverse Russell 2000® Strategy Fund	—	71,264	12,778,855	26,638	—	12,876,757
S&P 500 Pure Growth Fund	87,931,371	—	388,787	—	—	88,320,158
S&P 500 Pure Value Fund	80,368,588	—	2,427,079	—	—	82,795,667
S&P MidCap 400 Pure Growth Fund	277,095,839	—	6,357,463	—	—	283,453,302
S&P MidCap 400 Pure Value Fund	11,847,923	—	154,184	—	—	12,002,107
S&P SmallCap 600 Pure Growth Fund	13,179,531	—	196,565	—	—	13,376,096
S&P SmallCap 600 Pure Value Fund	17,092,797	—	202,889	—	—	17,295,686
Europe 1.25x Strategy Fund	32,351,101	—	5,419,285	—	—	37,770,386
Japan 2x Strategy Fund	—	45,375	1,740,786	—	—	1,786,161
Strengthening Dollar 2x Strategy Fund	—	97,149	26,152,902	—	—	26,250,051
Weakening Dollar 2x Strategy Fund	—	—	17,027,536	510,950	—	17,538,486
Real Estate Fund	45,618,296	—	570,083	—	—	46,188,379
Government Long Bond 1.2x Strategy Fund	117,287,778	416,441	1,725,139	—	—	119,429,358
Inverse Government Long Bond Strategy Fund	—	1,776,315	640,561,249	—	—	642,337,564
High Yield Strategy Fund	24,262,088	1,160,484	373,793,792	1,199,355	—	400,415,719
Inverse High Yield Strategy Fund	—	—	14,306,241	—	—	14,306,241
U.S. Government Money Market Fund	—	—	1,039,987,500	—	—	1,039,987,500

230 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Liabilities
Nova Fund	$—	$58,763	$—	$234,283	$—	$293,046
S&P 500 Fund	—	364,615	—	202,889	—	567,504
Inverse S&P 500 Strategy Fund	—	—	—	105,617	—	105,617
NASDAQ-100® Fund	—	—	—	460,649	—	460,649
Inverse NASDAQ-100® Strategy Fund	—	12	—	25,766	—	25,778
Mid-Cap 1.5x Strategy Fund	—	214,509	—	52,360	—	266,869
Inverse Mid-Cap Strategy Fund	—	—	—	3,034	—	3,034
Russell 2000® 1.5x Strategy Fund	—	101,964	—	181,163	—	283,127
Russell 2000® Fund	—	4,276	—	245,721	—	249,997
Inverse Russell 2000® Strategy Fund	—	—	—	2,492	—	2,492
Europe 1.25x Strategy Fund	—	755,661	—	—	—	755,661
Japan 2x Strategy Fund	—	5,979	—	—	—	5,979
Strengthening Dollar 2x Strategy Fund	—	—	—	82,791	—	82,791
Weakening Dollar 2x Strategy Fund	—	51,218	—	—	—	51,218
Inverse Government Long Bond Strategy Fund	193,506,361	—	—	—	—	193,506,361
Inverse High Yield Strategy Fund	—	37,317	—	67,264	—	104,581

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Federal Farm Credit Bank Notes
0.17%			0.15% - 1.13%
Due 10/01/12	$914,000,000	$914,012,948	01/06/14 - 02/27/14	$422,477,000	$464,919,327
			Freddie Mac Notes
			0.65% - 4.75%
			03/12/15 - 07/10/19	300,000,000	302,288,410
			U.S. Treasury Note
			3.13%
			11/15/41	150,000,000	165,072,575
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.17%			0.00%
Due 10/01/12	525,879,171	525,886,621	03/07/13 - 05/30/13	455,835,000	455,479,165
			U.S. Treasury Note
			1.75%
			05/31/16	76,370,900	80,917,681
Deutsche Bank			U.S. Treasury Note
0.12%			2.63%
Due 10/01/12	300,000,000	300,003,000	12/31/14	288,794,900	306,000,061
Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	113,451,718	113,452,853	03/15/14	113,923,600	115,720,867

the RYDEX FUNDS SEMI-ANNUAL REPORT | 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 209 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2012.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The following Funds utilized derivatives for the following purposes:

		Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Nova Fund	x	x	x	x
S&P 500 Fund	x	x	x	x
Inverse S&P 500 Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
Inverse Mid-Cap Stategy Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x	—	—
Japan 2x Strategy Fund	x	x	—	—
Strengthening Dollor 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x	—	—
Inverse Government Long Bond Strategy Fund	x	x	—	—
High Yield Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x

232 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
Nova Fund	95%	—
S&P 500 Fund	40%	—
Inverse S&P 500 Strategy Fund	—	100%
NASDAQ-100® Fund	20%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
Mid-Cap 1.5x Strategy Fund	90%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 1.5x Strategy Fund	80%	—
Russell 2000® Fund	45%	—
Inverse Russell 2000® Strategy Fund	—	100%
Europe 1.25x Strategy Fund*	80%	—
Japan 2x Strategy Fund*	395%	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%
Government Long Bond 1.2x Strategy Fund	30%	—
Inverse Government Long Bond Strategy Fund	—	65%
High Yield Strategy Fund	170%	—
Inverse High Yield Strategy Fund	—	180%

* These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The net derivative instrument exposure to the benchmark is 80% and 400% for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2012:

Derivative Investment Type	Asset Derivatives	Liability Derivatives

Equity/Interest Rate/Currency	Variation margin	Variation margin
and credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2012:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2012
Nova Fund	$—	$44,182	$—	$—	$—	$—	$44,182
S&P 500 Fund	—	177,618	—	—	—	—	177,618
Inverse S&P 500 Strategy Fund	194,974	273,586	—	—	—	—	468,560
NASDAQ-100® Fund	51,475	—	—	—	—	—	51,475
Inverse NASDAQ-100® Strategy Fund	—	53,539	—	—	—	—	53,539
Mid-Cap 1.5x Strategy Fund	—	18,920	—	—	—	—	18,920
Inverse Mid-Cap Strategy Fund	7,617	3,398	—	—	—	—	11,015
Russell 2000® 1.5x Strategy Fund	—	6,639	—	—	—	—	6,639
Russell 2000® Fund	—	12,105	—	—	—	—	12,105
Inverse Russell 2000® Strategy Fund	71,264	26,638	—	—	—	—	97,902
Japan 2x Strategy Fund	45,375	—	—	—	—	—	45,375
Strengthening Dollar 2x Strategy Fund	—	—	97,149	—	—	—	97,149
Weakening Dollar 2x Strategy Fund	—	—	—	510,950	—	—	510,950
Government Long Bond 1.2x Strategy Fund	—	—	—	—	416,441	—	416,441
Inverse Government Long Bond Strategy Fund	—	—	—	—	1,776,315	—	1,776,315
High Yield Strategy Fund	—	—	—	—	1,160,484	1,199,355	2,359,839

the RYDEX FUNDS SEMI-ANNUAL REPORT | 233

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2012
Nova Fund	$58,763	$234,283	$—	$—	$—	$—	$293,046
S&P 500 Fund	364,615	202,889	—	—	—	—	567,504
Inverse S&P 500 Strategy Fund	—	105,617	—	—	—	—	105,617
NASDAQ-100® Fund	—	460,649	—	—	—	—	460,649
Inverse NASDAQ-100® Strategy Fund	12	25,766	—	—	—	—	25,778
Mid-Cap 1.5x Strategy Fund	214,509	52,360	—	—	—	—	266,869
Inverse Mid-Cap Strategy Fund	—	3,034	—	—	—	—	3,034
Russell 2000® 1.5x Strategy Fund	101,964	181,163	—	—	—	—	283,127
Russell 2000® Fund	4,276	245,721	—	—	—	—	249,997
Inverse Russell 2000® Strategy Fund	—	2,492	—	—	—	—	2,492
Europe 1.25x Strategy Fund	586,112	—	169,549	—	—	—	755,661
Japan 2x Strategy Fund	—	—	5,979	—	—	—	5,979
Strengthening Dollar 2x Strategy Fund	—	—	—	82,791	—	—	82,791
Weakening Dollar 2x Strategy Fund	—	—	51,218	—	—	—	51,218
Inverse High Yield Strategy Fund	—	—	—	—	37,317	67,264	104,581

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/currency contracts	Net realized gain (loss) on futures contracts and swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts and swap agreements
Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(1,017,004)	$977,912	$—	$—	$—	$—	$(39,092)
S&P 500 Fund	1,968,780	2,599,583	—	—	—	—	4,568,363
Inverse S&P 500 Strategy Fund	(8,077,821)	(2,084,311)	—	—	—	—	(10,162,132)
NASDAQ-100® Fund	4,710,290	(1,017,377)	—	—	—	—	3,692,913
Inverse NASDAQ-100® Strategy Fund	(524,048)	(77,085)	—	—	—	—	(601,133)
Mid-Cap 1.5x Strategy Fund	388,941	698,113	—	—	—	—	1,087,054
Inverse Mid-Cap Strategy Fund	(227,333)	(116,035)	—	—	—	—	(343,368)
Russell 2000® 1.5x Strategy Fund	(589,176)	316,329	—	—	—	—	(272,847)
Russell 2000® Fund	(172,042)	(253,275)	—	—	—	—	(425,317)
Inverse Russell 2000® Strategy Fund	(697,081)	(1,712,020)	—	—	—	—	(2,409,101)
Europe 1.25x Strategy Fund	(33,765)	—	25,218	—	—	—	(8,547)
Japan 2x Strategy Fund	(916,924)	—	564,602	—	—	—	(352,322)
Strengthening Dollar 2x Strategy Fund	—	—	1,070,621	557,751	—	—	1,628,372
Weakening Dollar 2x Strategy Fund	—	—	(163,786)	(338,798)	—	—	(502,584)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	18,151,953	—	18,151,953
Inverse Government Long Bond Strategy Fund	—	—	—	—	(1,028,537)	—	(1,028,537)
High Yield Strategy Fund	—	—	—	—	1,819,874	10,611,436	12,431,310
Inverse High Yield Strategy Fund	—	—	—	—	(504,666)	(243,230)	(747,896)

234 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(112,061)	$(185,972)	$—	$—	$—	$—	$(298,033)
S&P 500 Fund	(412,176)	(89,150)	—	—	—	—	(501,326)
Inverse S&P 500 Strategy Fund	254,683	366,138	—	—	—	—	620,821
NASDAQ-100® Fund	(676,024)	(328,505)	—	—	—	—	(1,004,529)
Inverse NASDAQ-100® Strategy Fund	(12)	(13,346)	—	—	—	—	(13,358)
Mid-Cap 1.5x Strategy Fund	(409,612)	(7,307)	—	—	—	—	(416,919)
Inverse Mid-Cap Strategy Fund	6,320	(3,351)	—	—	—	—	2,969
Russell 2000® 1.5x Strategy Fund	(156,688)	(135,825)	—	—	—	—	(292,513)
Russell 2000® Fund	(38,624)	(190,225)	—	—	—	—	(228,849)
Inverse Russell 2000® Strategy Fund	182,626	(20,962)	—	—	—	—	161,664
Europe 1.25x Strategy Fund	(434,989)	—	(195,730)	—	—	—	(630,719)
Japan 2x Strategy Fund	(633,722)	—	(19,584)	—	—	—	(653,306)
Strengthening Dollar 2x Strategy Fund	—	—	792,002	(31,820)	—	—	760,182
Weakening Dollar 2x Strategy Fund	—	—	(401,522)	384,751	—	—	(16,771)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	203,717	—	203,717
Inverse Government Long Bond Strategy Fund	—	—	—	—	(4,695,233)	—	(4,695,233)
High Yield Strategy Fund	—	—	—	—	1,966,091	2,744,896	4,710,987
Inverse High Yield Strategy Fund	—	—	—	—	(36,692)	(143,223)	(179,915)

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 235

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$58,856,423	$9,045,389	$(175,261)	$8,870,128
S&P 500 Fund	321,266,706	28,061,138	(2,122,966)	25,938,172
Inverse S&P 500 Strategy Fund	153,392,707	19,110	—	19,110
NASDAQ-100® Fund	493,678,328	346,655,642	(4,611,501)	342,044,141
Inverse NASDAQ-100® Strategy Fund	12,929,515	—	—	—
Mid-Cap 1.5x Strategy Fund	31,453,530	2,978,146	(474,274)	2,503,872
Inverse Mid-Cap Strategy Fund	2,623,003	—	—	—
Russell 2000® 1.5x Strategy Fund	37,701,199	2,108,965	(799,442)	1,309,523
Russell 2000® Fund	79,666,027	4,218,324	(1,236,379)	2,981,945
Inverse Russell 2000® Strategy Fund	12,778,855	—	—	—
S&P 500 Pure Growth Fund	80,916,001	8,262,699	(858,542)	7,404,157
S&P 500 Pure Value Fund	79,996,060	4,227,183	(1,427,577)	2,799,606
S&P MidCap 400 Pure Growth Fund	248,464,119	44,616,023	(9,626,841)	34,989,182
S&P MidCap 400 Pure Value Fund	11,565,473	527,482	(90,848)	436,634
S&P SmallCap 600 Pure Growth Fund	11,341,593	2,166,639	(132,135)	2,034,504
S&P SmallCap 600 Pure Value Fund	17,660,274	—	(364,588)	(364,588)
Europe 1.25x Strategy Fund	37,969,493	472,733	(671,840)	(199,107)
Japan 2x Strategy Fund	1,740,786	—	—	—
Strengthening Dollar 2x Strategy Fund	26,152,902	—	—	—
Weakening Dollar 2x Strategy Fund	17,027,536	—	—	—
Real Estate Fund	47,205,075	—	(1,016,696)	(1,016,696)
Government Long Bond 1.2x Strategy Fund	117,124,649	1,920,588	(32,320)	1,888,268
Inverse Government Long Bond Strategy Fund	646,538,924	—	(5,977,675)	(5,977,675)
High Yield Strategy Fund	397,513,911	559,277	(17,308)	541,969
Inverse High Yield Strategy Fund	14,306,241	—	—	—
U.S. Government Money Market Fund	1,039,987,500	—	—	—

9. Securities Transactions

For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Nova Fund	$52,486,548	$57,720,250
S&P 500 Fund	124,633,329	118,192,643
Inverse S&P 500 Strategy Fund	—	—
NASDAQ-100® Fund	263,494,475	392,589,561
Inverse NASDAQ-100® Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	11,499,405	10,837,679
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	32,834,502	20,451,574
Russell 2000® Fund	39,889,585	45,378,597
Inverse Russell 2000® Strategy Fund	—	—
S&P 500 Pure Growth Fund	236,297,961	200,650,470
S&P 500 Pure Value Fund	100,834,787	93,086,976
S&P MidCap 400 Pure Growth Fund	201,002,135	281,373,452
S&P MidCap 400 Pure Value Fund	24,379,931	39,710,494
S&P SmallCap 600 Pure Growth Fund	47,437,416	65,784,933
S&P SmallCap 600 Pure Value Fund	80,435,163	88,037,305
Europe 1.25x Strategy Fund	63,779,175	37,253,596
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Real Estate Fund	136,729,906	107,241,175
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	25,000,000
High Yield Strategy Fund	23,870,275	17,449,956
Inverse High Yield Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

236 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended September 30, 2012, the cost of purchases and proceeds from sale of government securities were:

	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$1,697,578,024	$1,663,304,921
Inverse Government Long Bond Strategy Fund	1,312,724,247	1,519,057,386

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013.

This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2012. The Funds did not have any borrowings under this agreement at September 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended September 30, 2012:

Fund	Average Daily Balance
Nova Fund	$820
S&P 500 Fund	1,470
Russell 2000® 1.5x Strategy Fund	19,208
S&P 500 Pure Growth Fund	40,689
S&P 500 Pure Value Fund	39,126
MidCap 400 Pure Growth Fund	2,918
MidCap 400 Pure Value Fund	9,863
SmallCap 600 Pure Growth Fund	5,016
SmallCap 600 Pure Value Fund	19,383
Real Estate Fund	4,503
Inverse Government Long Bond Strategy Fund	131,995
U.S. Government Money Market Fund	22

11. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 100% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

	Value of	Cash
Fund	Securities Loaned	Collateral
Nova Fund	$7,350	$7,875
S&P 500 Fund	259,047	271,800
NASDAQ 100® Fund	1,384,178	1,463,475
Mid-Cap 1.5x Strategy Fund	104,798	107,743
Russell 2000® 1.5x Strategy Fund	167,672	179,188
Russell 2000® Fund	436,646	460,385
S&P 500 Pure Growth Fund	119,768	124,850
S&P 500 Pure Value Fund	1,907,437	1,958,525
S&P MidCap 400 Pure Growth Fund	4,201,247	4,397,593
S&P MidCap 400 Pure Value Fund	102,148	106,419
S&P SmallCap 600 Pure Growth Fund	130,135	132,650
S&P SmallCap 600 Pure Value Fund	75,768	78,925
Europe 1.25x Strategy Fund	266,532	279,300
Real Estate Fund	388,914	397,200
High Yield Strategy Fund	7,620,525	7,816,875

the RYDEX FUNDS SEMI-ANNUAL REPORT | 237

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following represents a breakdown of the collateral for the repurchase agreements at September 30, 2012:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

12. U.S. Government Money Market Fund Consolidation

Effective upon the close of business on June 15, 2012, the U.S. Government Money Market Fund replaced its existing Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor2 Class shares with a single share class. The Fund’s new share class has no performance history and the Fund’s shares would have annual returns substantially similar to those of the former Investor Class Shares because they are invested in the same portfolio of securities.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Series Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding has now been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”).

Rydex Series Funds also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SCLFC actions”). The SLCFC actions also have been consolidated into the MDL Proceeding.

On September 7, 2012, the District Court issued a Master Case Order in the MDL Proceeding. This order established a briefing schedule for motions to dismiss in the SLCFC actions; no schedule has yet been established in the Fitzsimons Action. The Court also extended the plaintiffs’ deadline to serve summonses and complaints through January 15, 2013. Finally, the Court ordered that merits discovery will be stayed until further order of the Court.

None of these lawsuits allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500 Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

238 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $ 1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 239

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

240 | the RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION on board of trustees and officers (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	146
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	146
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	146
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	146
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

the RYDEX FUNDS SEMI-ANNUAL REPORT | 241

INFORMATION on board of trustees and officers (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	146
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	146
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	146
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	146
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

242 | the RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION on board of trustees and officers (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 243

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

244 | the RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 245

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

guggenheiminvestments.com

800 820 0888

RBENF-SEMI-0912x0313

SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND

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ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2012

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for an extensive selection of our mutual funds (the “Funds”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

This report covers performance for the semiannual period ended September 30, 2012.

Rydex Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer a wide range of domestic and global themes in our funds and a distinctive ETF line-up.

To learn more about economic and market conditions affecting the six months ending September 30, 2012, we encourage you to read the Economic and Market Overview section of the report. That and the six-month performance of each Fund follow this letter.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2012

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2012

Amidst the negative headlines concerning the potential fiscal cliff in the U.S., further turmoil in Europe and worsening economic data from China, the U.S. economy has shown surprising resilience, with signs of rising consumer sentiment and a recovery in housing. The U.S. housing market appears to have passed its bottom and real estate prices have begun to pick up. Our expectation is that a period of continued low interest rates will likely reinforce the rise in home prices and sales. Rising home prices will increase household net worth, which will translate into greater consumption via the wealth effect, and is supportive of overall economic growth. The recent rise in headline inflation, led by increases in energy and food prices, is likely to be transitory. Inflationary pressures should remain muted in the medium-term given the substantial slack in the economy.

The U.S. economy continues to press forward despite the current headwinds, and we believe the current macroeconomic environment remains constructive for risk assets, especially in the U.S. Stocks in the U.S. appear to be undervalued by most measures, and should benefit from continued capital inflow and the Federal Reserve’s accommodative monetary policy. We continue to see attractive value in credit products on a relative basis. This positive outlook for fixed income, however, is limited to spread (or non-government) sectors. Treasury prices, particularly in the ten-year segment, appear rich. As a result, Treasuries are not a significant holding in the portfolios.

On the international front, uncertainty continues to weigh on European markets. European policymakers appear to be coming closer to a consensus on the need for a fiscal union, albeit at a glacial pace. This would be a positive development in our view and is necessary for a resolution of the current crisis. In China, a recent batch of economic data suggests that the odds of a hard landing have increased materially. We expect an announcement of additional stimulus measures after the government transition next year, but not on the scale of the previous round of stimulus from 2009. Although a stimulus would be supportive of economic growth, we expect China’s headline growth to slow from its breakneck pace of the past decade.

For the period covered by this report, the broad U.S. stock and bond markets have been, much like the economy, slowly moving up. The Standard & Poor’s 500 Index (the “S&P 500”)*, which is generally regarded as an indicator of the broad U.S. stock market, closed at a four-year high during September, and for the period returned 3.43% (all returns cited are for the 6-month period ended September 30, 2012). Foreign equity markets were weaker. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -0.70%. The MSCI Emerging Markets Index*, which measures stock market performance in global emerging markets, returned -1.84%.

The search for yield continued to attract investors to the U.S. bond market, helping performance, with lower-rated bonds outperforming higher-quality issues. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, returned 3.68%, while return of the Barclays U.S. Corporate High Yield Index* was 6.45%.

Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

All indices described are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Standard & Poor’s 500 Index (the “S&P 500”) is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2012 and ending September 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]

Banking Fund
Investor Class	1.33%	(0.26%)	$1,000.00	$997.40	$6.64
Advisor Class	1.84%	(0.47%)	1,000.00	995.30	9.18
A-Class	1.59%	(0.37%)	1,000.00	996.30	7.94
C-Class	2.34%	(0.73%)	1,000.00	992.70	11.66

Basic Materials Fund
Investor Class	1.35%	(1.27%)	1,000.00	987.30	6.71
Advisor Class	1.85%	(1.52%)	1,000.00	984.80	9.18
A-Class	1.60%	(1.39%)	1,000.00	986.10	7.94
C-Class	2.35%	(1.78%)	1,000.00	982.20	11.65

Biotechnology Fund
Investor Class	1.34%	16.31%	1,000.00	1,163.10	7.25
Advisor Class	1.85%	16.08%	1,000.00	1,160.80	9.99
A-Class	1.60%	16.20%	1,000.00	1,162.00	8.65
C-Class	2.34%	15.74%	1,000.00	1,157.40	12.62

Consumer Products Fund
Investor Class	1.33%	2.19%	1,000.00	1,021.90	6.72
Advisor Class	1.83%	1.94%	1,000.00	1,019.40	9.24
A-Class	1.58%	2.08%	1,000.00	1,020.80	7.98
C-Class	2.33%	1.68%	1,000.00	1,016.80	11.75

Electronics Fund
Investor Class	1.33%	(16.65%)	1,000.00	833.50	6.10
Advisor Class	1.83%	(16.89%)	1,000.00	831.10	8.38
A-Class	1.58%	(16.73%)	1,000.00	832.70	7.24
C-Class	2.34%	(17.09%)	1,000.00	829.10	10.70

Energy Fund
Investor Class	1.33%	(1.06%)	1,000.00	989.40	6.61
Advisor Class	1.83%	(1.31%)	1,000.00	986.90	9.09
A-Class	1.58%	(1.20%)	1,000.00	988.00	7.85
C-Class	2.33%	(1.56%)	1,000.00	984.40	11.56

Energy Services Fund
Investor Class	1.33%	(3.42%)	1,000.00	965.80	6.54
Advisor Class	1.83%	(3.67%)	1,000.00	963.30	8.98
A-Class	1.58%	(3.54%)	1,000.00	964.60	7.76
C-Class	2.33%	(3.92%)	1,000.00	960.80	11.42

Financial Services Fund
Investor Class	1.33%	(0.17%)	1,000.00	998.30	6.64
Advisor Class	1.83%	(0.42%)	1,000.00	995.80	9.13
A-Class	1.58%	(0.31%)	1,000.00	996.90	7.89
C-Class	2.33%	(0.67%)	1,000.00	993.30	11.61

Health Care Fund
Investor Class	1.34%	4.89%	1,000.00	1,048.90	6.86
Advisor Class	1.83%	4.67%	1,000.00	1,046.70	9.36
A-Class	1.58%	4.76%	1,000.00	1,047.60	8.09
C-Class	2.34%	4.39%	1,000.00	1,043.90	11.91

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Internet Fund
Investor Class	1.33%	(2.33%)	$1,000.00	$ 976.70	$6.57
Advisor Class	1.83%	(2.55%)	1,000.00	974.50	9.03
A-Class	1.58%	(2.44%)	1,000.00	975.60	7.80
C-Class	2.33%	(2.82%)	1,000.00	971.80	11.49

Leisure Fund
Investor Class	1.33%	4.28%	1,000.00	1,042.80	6.79
Advisor Class	1.83%	4.02%	1,000.00	1,040.20	9.33
A-Class	1.58%	4.15%	1,000.00	1,041.50	8.06
C-Class	2.33%	3.77%	1,000.00	1,037.70	11.87

Precious Metals Fund
Investor Class	1.23%	8.47%	1,000.00	1,084.70	6.41
Advisor Class	1.73%	8.22%	1,000.00	1,082.20	9.01
A-Class	1.48%	8.36%	1,000.00	1,083.60	7.71
C-Class	2.23%	7.96%	1,000.00	1,079.60	11.59

Retailing Fund
Investor Class	1.33%	3.21%	1,000.00	1,032.10	6.76
Advisor Class	1.83%	3.16%	1,000.00	1,031.60	9.29
A-Class	1.58%	2.98%	1,000.00	1,029.80	8.02
C-Class	2.33%	2.75%	1,000.00	1,027.50	11.81

Technology Fund
Investor Class	1.34%	(5.24%)	1,000.00	947.60	6.52
Advisor Class	1.85%	(5.52%)	1,000.00	944.80	8.99
A-Class	1.58%	(5.37%)	1,000.00	946.30	7.69
C-Class	2.35%	(5.67%)	1,000.00	943.30	11.42

Telecommunications Fund
Investor Class	1.35%	(3.25%)	1,000.00	967.50	6.64
Advisor Class	1.85%	(3.49%)	1,000.00	965.10	9.09
A-Class	1.60%	(3.36%)	1,000.00	966.40	7.87
C-Class	2.35%	(3.72%)	1,000.00	962.80	11.53

Transportation Fund
Investor Class	1.33%	(7.27%)	1,000.00	927.30	6.41
Advisor Class	1.83%	(7.43%)	1,000.00	925.70	8.81
A-Class	1.59%	(7.33%)	1,000.00	926.70	7.66
C-Class	2.33%	(7.68%)	1,000.00	923.20	11.20

Utilities Fund
Investor Class	1.35%	5.01%	1,000.00	1,050.10	6.92
Advisor Class	1.85%	4.76%	1,000.00	1,047.60	9.47
A-Class	1.61%	4.88%	1,000.00	1,048.80	8.25
C-Class	2.36%	4.50%	1,000.00	1,045.00	12.07

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

Banking Fund
Investor Class	1.33%	5.00%	$1,000.00	$1,018.35	$6.71
Advisor Class	1.84%	5.00%	1,000.00	1,015.80	9.27
A-Class	1.59%	5.00%	1,000.00	1,017.05	8.02
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78

Basic Materials Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.25	6.81
Advisor Class	1.85%	5.00%	1,000.00	1,015.75	9.32
A-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
C-Class	2.35%	5.00%	1,000.00	1,013.25	11.83

Biotechnology Fund
Investor Class	1.34%	5.00%	1,000.00	1,018.30	6.76
Advisor Class	1.85%	5.00%	1,000.00	1,015.75	9.32
A-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78

Consumer Products Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Electronics Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78

Energy Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Energy Services Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Financial Services Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Health Care Fund
Investor Class	1.34%	5.00%	1,000.00	1,018.30	6.76
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Internet Fund
Investor Class	1.33%	5.00%	$1,000.00	$1,018.35	$6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Leisure Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Precious Metals Fund
Investor Class	1.23%	5.00%	1,000.00	1,018.85	6.21
Advisor Class	1.73%	5.00%	1,000.00	1,016.35	8.72
A-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
C-Class	2.23%	5.00%	1,000.00	1,013.85	11.23

Retailing Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Technology Fund
Investor Class	1.34%	5.00%	1,000.00	1,018.30	6.76
Advisor Class	1.85%	5.00%	1,000.00	1,015.75	9.32
A-Class	1.58%	5.00%	1,000.00	1,017.10	7.97
C-Class	2.35%	5.00%	1,000.00	1,013.25	11.83

Telecommunications Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.25	6.81
Advisor Class	1.85%	5.00%	1,000.00	1,015.75	9.32
A-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
C-Class	2.35%	5.00%	1,000.00	1,013.25	11.83

Transportation Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.35	6.71
Advisor Class	1.83%	5.00%	1,000.00	1,015.85	9.22
A-Class	1.59%	5.00%	1,000.00	1,017.05	8.02
C-Class	2.33%	5.00%	1,000.00	1,013.35	11.73

Utilities Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.25	6.81
Advisor Class	1.85%	5.00%	1,000.00	1,015.75	9.32
A-Class	1.61%	5.00%	1,000.00	1,016.95	8.12
C-Class	2.36%	5.00%	1,000.00	1,013.20	11.88

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2012 to September 30, 2012.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2012

BANKING FUND

OBJECTIVE:  Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”)

Holdings Diversification (Market Exposure as % of Net Assets)

Banking Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
U.S. Bancorp	4.0%
Citigroup, Inc.	4.0%
Bank of America Corp.	3.9%
Capital One Financial Corp.	2.8%
PNC Financial Services Group, Inc.	2.7%
Bank of New York Mellon Corp.	2.5%
BB&T Corp.	2.3%
State Street Corp.	2.1%
Top Ten Total	32.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
Banking fund

	Shares	Value
COMMON STOCKS† - 99.1%

REGIONAL BANKS - 39.3%
PNC Financial Services Group, Inc.	9,107	$574,651
BB&T Corp.	14,849	492,392
SunTrust Banks, Inc.	14,072	397,815
Fifth Third Bancorp	25,056	388,619
M&T Bank Corp.	3,708	352,853
Regions Financial Corp.	44,510	320,917
KeyCorp	33,517	292,939
CIT Group, Inc.*	7,317	288,217
Huntington Bancshares, Inc.	36,126	249,269
First Republic Bank	6,285	216,581
Popular, Inc.*	11,790	205,500
Zions Bancorporation	9,426	194,694
Commerce Bancshares, Inc.	4,671	188,381
Cullen/Frost Bankers, Inc.	3,270	187,796
Signature Bank*	2,685	180,110
First Niagara Financial Group, Inc.	21,491	173,862
East West Bancorp, Inc.	8,140	171,917
City National Corp.	3,225	166,120
SVB Financial Group*	2,728	164,935
Hancock Holding Co.	5,163	159,795
First Horizon National Corp.	16,257	156,555
Prosperity Bancshares, Inc.	3,653	155,691
Associated Banc-Corp.	11,656	153,510
Texas Capital Bancshares, Inc.*	2,940	146,147
TCF Financial Corp.	12,123	144,749
Webster Financial Corp.	6,084	144,191
Valley National Bancorp	14,306	143,346
Bank of Hawaii Corp.	3,141	143,292
Fulton Financial Corp.	14,525	143,217
UMB Financial Corp.	2,915	141,902
Susquehanna Bancshares, Inc.	13,296	139,076
FirstMerit Corp.	8,555	126,015
Trustmark Corp.	5,129	124,840
FNB Corp.	11,102	124,453
Umpqua Holdings Corp.	9,292	119,774
Wintrust Financial Corp.	3,146	118,195
National Penn Bancshares, Inc.	12,900	117,519
BancorpSouth, Inc.	7,927	116,844
Cathay General Bancorp	6,761	116,695
IBERIABANK Corp.	2,507	114,821
United Bankshares, Inc.	4,520	112,593
PrivateBancorp, Inc. — Class A	6,497	103,887
Total Regional Banks		8,274,675

DIVERSIFIED BANKS - 28.6%
Wells Fargo & Co.	24,775	855,480
U.S. Bancorp	24,403	837,023
Itau Unibanco Holding S.A. ADR	19,048	291,053
Banco Bradesco S.A. ADR	17,481	280,920
New York Community Bancorp, Inc.	18,477	261,634
ICICI Bank Ltd. ADR	6,215	249,470
Comerica, Inc.	7,934	246,351
HSBC Holdings plc ADR	4,960	230,442
Toronto-Dominion Bank	2,695	224,601
Barclays plc ADR	15,868	220,089
Bank of Montreal	3,726	219,983
HDFC Bank Ltd. ADR	5,850	219,843
Royal Bank of Canada	3,818	219,191
Credicorp Ltd.	1,735	217,361
Bank of Nova Scotia	3,930	215,443
Bancolombia S.A. ADR	3,560	212,568
Banco Santander S.A. ADR	27,922	208,298
Canadian Imperial Bank of Commerce	2,660	207,985
Banco Santander Chile ADR	2,837	207,782
Banco Santander Brasil S.A. ADR	27,865	205,365
Banco Bilbao Vizcaya Argentaria S.A. ADR	25,250	195,688
Total Diversified Banks		6,026,570

OTHER DIVERSIFIED FINANCIAL SERVICES - 12.9%
JPMorgan Chase & Co.	20,995	849,878
Citigroup, Inc.	25,578	836,912
Bank of America Corp.	93,752	827,830
ING Groep N.V. ADR*	24,930	196,698
Total Other Diversified Financial Services		2,711,318

Asset Management & Custody Banks - 6.2%
Bank of New York Mellon Corp.	23,096	522,431
State Street Corp.	10,780	452,329
Northern Trust Corp.	7,190	333,724
Total Asset Management & Custody Banks		1,308,484

THRIFTS & MORTGAGE FINANCE - 5.6%
People’s United Financial, Inc.	17,695	214,817
Hudson City Bancorp, Inc.	26,784	213,201
Ocwen Financial Corp.*	7,450	204,205
Nationstar Mortgage Holdings, Inc.*	5,400	179,172
Capitol Federal Financial, Inc.	11,891	142,216
Washington Federal, Inc.	8,097	135,058
Astoria Financial Corp.	9,976	98,563
Total Thrifts & Mortgage Finance		1,187,232

DIVERSIFIED CAPITAL MARKETS - 3.1%
Deutsche Bank AG	5,718	226,719
Credit Suisse Group AG ADR	9,960	210,654
UBS AG*	16,866	205,428
Total Diversified Capital Markets		642,801

CONSUMER FINANCE - 2.8%
Capital One Financial Corp.	10,410	593,474

MORTGAGE REITS - 0.6%
CapitalSource, Inc.	17,950	136,061

Total Common Stocks
(Cost $17,757,958)		20,880,615

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

Banking fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$160,315	$160,315
Total Repurchase Agreement
(Cost $160,315)		160,315
Total Investments - 99.9%
(Cost $17,918,273)		$21,040,930
Other Assets & Liabilities, net - 0.1%		16,293
Total Net Assets - 100.0%		$21,057,223

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $17,757,958)	$20,880,615
Repurchase agreements, at value
(cost $160,315)	160,315
Total investments
(cost $17,918,273)	21,040,930
Receivables:
Fund shares sold	44,861
Dividends	30,515
Foreign taxes reclaim	237
Total assets	21,116,543
Liabilities:
Payable for:
Fund shares redeemed	29,400
Management fees	12,483
Distribution and service fees	5,543
Transfer agent and administrative fees	3,672
Portfolio accounting fees	1,469
Miscellaneous	6,753
Total liabilities	59,320
Net assets	$21,057,223
Net assets consist of:
Paid in capital	$43,853,779
Undistributed net investment income	174,687
Accumulated net realized loss on investments	(26,093,900)
Net unrealized appreciation on investments	3,122,657
Net assets	$21,057,223
Investor Class:
Net assets	$7,395,639
Capital shares outstanding	158,614
Net asset value per share	$46.63
Advisor Class:
Net assets	$9,838,137
Capital shares outstanding	231,890
Net asset value per share	$42.43
A-Class:
Net assets	$801,534
Capital shares outstanding	18,519
Net asset value per share	$43.28
Maximum offering price per share
(Net asset value divided by 95.25%)	$45.44
C-Class:
Net assets	$3,021,913
Capital shares outstanding	74,090
Net asset value per share	$40.79

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $4,337)	$248,798
Interest	59
Total investment income	248,857

Expenses:
Management fees	84,243
Transfer agent and administrative fees	24,777
Distribution and service fees:
Advisor Class	4,691
A-Class	5,528
C-Class	14,457
Portfolio accounting fees	9,911
Custodian fees	2,220
Trustees’ fees*	842
Miscellaneous	10,378
Total expenses	157,047
Net investment income	91,810

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(484,808)
Net realized loss	(484,808)
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,315,881)
Net change in unrealized appreciation
(depreciation)	(1,315,881)
Net realized and unrealized loss	(1,800,689)
Net decrease in net assets resulting from operations	$(1,708,879)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$91,810	$82,876
Net realized loss on investments	(484,808)	(308,256)
Net change in unrealized appreciation (depreciation) on investments	(1,315,881)	985,526
Net increase (decrease) in net assets resulting from operations	(1,708,879)	760,146

Distributions to shareholders from:
Net investment income
Investor Class	—	(4,887)
Advisor Class	—	(312)
A-Class	—	(1,058)
C-Class	—	(2,425)
Total distributions to shareholders	—	(8,682)

Capital share transactions:
Proceeds from sale of shares
Investor Class	26,576,090	74,194,636
Advisor Class	10,666,774	8,893,776
A-Class	6,330,841	7,556,286
C-Class	5,401,545	21,091,736
Distributions reinvested
Investor Class	—	4,793
Advisor Class	—	310
A-Class	—	941
C-Class	—	2,128
Cost of shares redeemed
Investor Class	(47,249,497)	(54,909,089)
Advisor Class	(2,032,877)	(8,436,847)
A-Class	(7,938,687)	(5,211,904)
C-Class	(6,082,891)	(19,941,025)
Net increase (decrease) from capital share transactions	(14,328,702)	23,245,741
Net increase (decrease) in net assets	(16,037,581)	23,997,205

Net assets:
Beginning of period	37,094,804	13,097,599
End of period	$21,057,223	$37,094,804
Undistributed net investment income at end of period	$174,687	$82,877

Capital share activity:
Shares sold
Investor Class	593,966	1,701,638
Advisor Class	258,355	227,380
A-Class	149,819	176,291
C-Class	142,706	543,253
Shares issued from reinvestment of distributions
Investor Class	—	135
Advisor Class	—	10
A-Class	—	28
C-Class	—	68
Shares redeemed
Investor Class	(1,057,021)	(1,255,178)
Advisor Class	(52,383)	(215,262)
A-Class	(202,368)	(124,945)
C-Class	(162,097)	(514,199)
Net increase (decrease) in shares	(329,023)	539,219

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$46.75	$49.75	$50.73	$32.62	$75.60	$110.30
Income (loss) from investment operations:
Net investment income[b]	.27	.44	.13	.28	1.30	2.50
Net gain (loss) on investments (realized and unrealized)	(.39)	(3.39)	(.99)	20.05	(42.98)	(36.20)
Total from investment operations	(.12)	(2.95)	(.86)	20.33	(41.68)	(33.70)
Less distributions from:
Net investment income	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$46.63	$46.75	$49.75	$50.73	$32.62	$75.60

Total Return[c]	(0.26%)	(5.89%)	(1.66%)	63.48%	(55.66%)	(30.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,396	$29,061	$8,711	$26,340	$23,804	$7,035
Ratios to average net assets:
Net investment income	1.24%	1.02%	0.27%	0.67%	2.42%	2.59%
Total expenses	1.33%	1.34%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	192%	544%	1,130%	986%	1,055%	1,417%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$42.63	$45.63	$46.79	$30.36	$70.70	$103.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.12	(.08)	.06	1.20	2.00
Net gain (loss) on investments (realized and unrealized)	(.28)	(3.07)	(.96)	18.59	(40.24)	(34.20)
Total from investment operations	(.20)	(2.95)	(1.04)	18.65	(39.04)	(32.20)
Less distributions from:
Net investment income	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$42.43	$42.63	$45.63	$46.79	$30.36	$70.70

Total Return[c]	(0.47%)	(6.43%)	(2.19%)	62.66%	(55.70%)	(31.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,838	$1,105	$629	$1,291	$2,509	$1,449
Ratios to average net assets:
Net investment income (loss)	0.40%	0.30%	(0.18%)	0.17%	2.42%	2.32%
Total expenses	1.84%	1.83%	1.89%	1.88%	1.88%	1.85%
Portfolio turnover rate	192%	544%	1,130%	986%	1,055%	1,417%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$43.45	$46.38	$47.41	$30.67	$71.50	$104.70
Income (loss) from investment operations:
Net investment income[b]	.19	.30	.04	.02	1.30	2.00
Net gain (loss) on investments (realized and unrealized)	(.36)	(3.18)	(.95)	18.94	(40.83)	(34.20)
Total from investment operations	(.17)	(2.88)	(.91)	18.96	(39.53)	(32.20)
Less distributions from:
Net investment income	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$43.28	$43.45	$46.38	$47.41	$30.67	$71.50

Total Return[c]	(0.37%)	(6.19%)	(1.89%)	63.04%	(55.77%)	(30.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$802	$3,088	$913	$6,381	$851	$547
Ratios to average net assets:
Net investment income	0.93%	0.73%	0.09%	0.06%	2.71%	2.33%
Total expenses	1.59%	1.61%	1.64%	1.63%	1.62%	1.55%
Portfolio turnover rate	192%	544%	1,130%	986%	1,055%	1,417%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$41.09	$44.20	$45.51	$29.90	$69.50	$102.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.01)	(.29)	(.16)	.90	1.60
Net gain (loss) on investments (realized and unrealized)	(.32)	(3.05)	(.90)	17.99	(39.20)	(33.80)
Total from investment operations	(.30)	(3.06)	(1.19)	17.83	(38.30)	(32.20)
Less distributions from:
Net investment income	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	—	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$40.79	$41.09	$44.20	$45.51	$29.90	$69.50

Total Return[c]	(0.73%)	(6.88%)	(2.58%)	60.86%	(55.64%)	(31.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,022	$3,841	$2,844	$5,607	$2,114	$3,408
Ratios to average net assets:
Net investment income (loss)	0.11%	(0.03%)	(0.67%)	(0.42%)	1.82%	1.89%
Total expenses	2.34%	2.35%	2.38%	2.38%	2.40%	2.35%
Portfolio turnover rate	192%	544%	1,130%	986%	1,055%	1,417%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	September 30, 2012

BASIC MATERIALS FUND

OBJECTIVE:  Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Basic Materials Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Monsanto Co.	3.1%
EI du Pont de Nemours & Co.	3.0%
Freeport-McMoRan Copper & Gold, Inc.	2.6%
Dow Chemical Co.	2.5%
Praxair, Inc.	2.4%
Southern Copper Corp.	2.3%
Newmont Mining Corp.	2.3%
Vale S.A. ADR	2.3%
Mosaic Co.	2.1%
Ecolab, Inc.	1.9%
Top Ten Total	24.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Gold - 17.3%
Newmont Mining Corp.	23,373	$1,309,121
Barrick Gold Corp.	25,456	1,063,043
Goldcorp, Inc.	18,968	869,683
Royal Gold, Inc.	6,174	616,536
Yamana Gold, Inc.[1]	31,584	603,570
Agnico-Eagle Mines Ltd.	10,933	567,204
Kinross Gold Corp.	54,289	554,291
Gold Fields Ltd. ADR	42,860	550,751
Randgold Resources Ltd. ADR	4,209	517,707
AngloGold Ashanti Ltd. ADR	14,746	516,847
Eldorado Gold Corp.	32,098	489,174
Allied Nevada Gold Corp.*	12,000	468,720
Cia de Minas Buenaventura S.A. ADR	11,993	467,247
IAMGOLD Corp.	27,393	433,083
New Gold, Inc.*	32,400	395,928
Harmony Gold Mining Company Ltd. ADR	45,600	383,496
Total Gold		9,806,401
SPECIALTY CHEMICALS - 14.2%
Ecolab, Inc.	16,970	1,099,826
LyondellBasell Industries N.V. — Class A	19,230	993,422
Sherwin-Williams Co.	6,551	975,509
Sigma-Aldrich Corp.	10,081	725,530
Celanese Corp. — Class A	15,797	598,864
Ashland, Inc.	8,112	580,819
Valspar Corp.	9,995	560,720
International Flavors & Fragrances, Inc.	9,255	551,413
Albemarle Corp.	10,211	537,915
WR Grace & Co.*	8,742	516,477
Rockwood Holdings, Inc.	9,936	463,018
Cytec Industries, Inc.	6,518	427,059
Total Specialty Chemicals		8,030,572
STEEL - 12.0%
Vale S.A. ADR	71,704	1,283,501
Nucor Corp.	22,402	857,100
Cliffs Natural Resources, Inc.	14,552	569,420
Gerdau S.A. ADR	54,590	519,151
ArcelorMittal[1]	34,224	494,195
Reliance Steel & Aluminum Co.	9,274	485,494
Allegheny Technologies, Inc.	13,996	446,472
Cia Siderurgica Nacional S.A. ADR	73,425	413,383
Carpenter Technology Corp.	7,714	403,596
United States Steel Corp.[1]	21,074	401,881
POSCO ADR	4,790	390,577
Steel Dynamics, Inc.	33,616	377,508
AK Steel Holding Corp.	35,740	171,552
Total Steel		6,813,830
DIVERSIFIED CHEMICALS - 10.5%
EI du Pont de Nemours & Co.	33,544	1,686,256
Dow Chemical Co.	49,428	1,431,435
PPG Industries, Inc.	9,126	1,048,030
Eastman Chemical Co.	12,212	696,206
FMC Corp.	12,162	673,532
Huntsman Corp.	31,088	464,144
Total Diversified Chemicals		5,999,603
FERTILIZERS & AGRICULTURAL CHEMICALS - 10.5%
Monsanto Co.	19,134	1,741,576
Mosaic Co.	21,062	1,213,381
Potash Corporation of Saskatchewan, Inc.	24,430	1,060,751
CF Industries Holdings, Inc.	4,344	965,411
Agrium, Inc.	5,543	573,479
Sociedad Quimica y Minera de Chile S.A. ADR	6,700	412,988
Total Fertilizers & Agricultural Chemicals		5,967,586
DIVERSIFIED METALS & MINING - 10.4%
Freeport-McMoRan Copper & Gold, Inc.	37,841	1,497,747
Southern Copper Corp.	38,762	1,331,862
BHP Billiton Ltd. ADR	9,334	640,406
Rio Tinto plc ADR	13,166	615,642
Teck Resources Ltd. — Class B	16,433	483,952
BHP Billiton plc ADR	6,350	396,621
Titanium Metals Corp.	28,542	366,194
Walter Energy, Inc.	10,435	338,720
Molycorp, Inc.*,1	24,140	277,610
Total Diversified Metals & Mining		5,948,754
INDUSTRIAL GASES - 5.3%
Praxair, Inc.	13,103	1,361,140
Air Products & Chemicals, Inc.	12,523	1,035,652
Airgas, Inc.	7,611	626,385
Total Industrial Gases		3,023,177
PRECIOUS METALS & MINERALS - 3.7%
Silver Wheaton Corp.	17,595	698,698
Pan American Silver Corp.	18,979	407,100
Coeur d’Alene Mines Corp.*	13,916	401,198
Hecla Mining Co.	50,800	332,740
Stillwater Mining Co.*	23,851	281,203
Total Precious Metals & Minerals		2,120,939
PAPER PRODUCTS - 3.5%
International Paper Co.	27,123	985,107
MeadWestvaco Corp.	18,640	570,384
Domtar Corp.	5,600	438,424
Total Paper Products		1,993,915
CONSTRUCTION MATERIALS - 3.4%
Vulcan Materials Co.	12,882	609,319
Cemex SAB de CV ADR*	63,134	525,906
Martin Marietta Materials, Inc.	5,729	474,762
Eagle Materials, Inc.	7,680	355,277
Total Construction Materials		1,965,264
PAPER PACKAGING - 3.3%
Rock-Tenn Co. — Class A	7,826	564,880
Packaging Corporation of America	13,200	479,160
Bemis Company, Inc.	14,182	446,308
Sealed Air Corp.	27,034	417,946
Total Paper Packaging		1,908,294

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
BASIC MATERIALS FUND

	Shares	Value
METAL & GLASS CONTAINERS - 2.9%
Ball Corp.	14,962	$633,042
Crown Holdings, Inc.*	15,641	574,807
Owens-Illinois, Inc.*	22,963	430,786
Total Metal & Glass Containers		1,638,635
ALUMINUM - 1.3%
Alcoa, Inc.	84,789	750,383
COMMODITY CHEMICALS - 0.9%
Westlake Chemical Corp.	7,360	537,722
FOREST PRODUCTS - 0.5%
Louisiana-Pacific Corp.*	24,150	301,875
Total Common Stocks
(Cost $32,382,614)		56,806,950

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$253,016	253,016
Total Repurchase Agreement
(Cost $253,016)		253,016

SECURITIES LENDING COLLATERAL††,3 - 1.5%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	418,269	418,269
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	411,631	411,631
Total Securities Lending Collateral
(Cost $829,900)		829,900
Total Investments - 101.6%
(Cost $33,465,530)		$57,889,866
Other Assets & Liabilities, net - (1.6)%		(890,764)
Total Net Assets - 100.0%		$56,999,102

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt plc — Public Limited Company

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $791,878 of
securities loaned
(cost $33,212,514)	$57,636,850
Repurchase agreements, at value
(cost $253,016)	253,016
Total investments
(cost $33,465,530)	57,889,866
Cash	22,170
Receivables:
Fund shares sold	1,289,568
Dividends	54,835
Interest	16
Total assets	59,256,455
Liabilities:
Payable for:
Fund shares redeemed	1,354,215
Payable upon return of securities loaned	829,900
Management fees	35,158
Transfer agent and administrative fees	10,341
Distribution and service fees	8,312
Portfolio accounting fees	4,136
Miscellaneous	15,291
Total liabilities	2,257,353
Net assets	$56,999,102
Net assets consist of:
Paid in capital	$66,985,249
Undistributed net investment income	179,931
Accumulated net realized loss on investments	(34,590,414)
Net unrealized appreciation on investments	24,424,336
Net assets	$56,999,102
Investor Class:
Net assets	$36,568,146
Capital shares outstanding	743,851
Net asset value per share	$49.16
Advisor Class:
Net assets	$4,471,876
Capital shares outstanding	97,443
Net asset value per share	$45.89
A-Class:
Net assets	$8,531,841
Capital shares outstanding	181,844
Net asset value per share	$46.92
Maximum offering price per share
(Net asset value divided by 95.25%)	$49.26
C-Class:
Net assets	$7,427,239
Capital shares outstanding	170,105
Net asset value per share	$43.66

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $14,720)	$572,371
Interest	110
Income from securities lending, net	14
Total investment income	572,495

Expenses:
Management fees	229,628
Transfer agent and administrative fees	67,538
Distribution and service fees:
Advisor Class	10,137
A-Class	10,262
C-Class	34,931
Portfolio accounting fees	27,015
Trustees’ fees*	4,958
Custodian fees	4,814
Miscellaneous	31,103
Total expenses	420,386
Net investment income	152,109

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(23,156)
Net realized loss	(23,156)
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,594,813)
Net change in unrealized appreciation
(depreciation)	(1,594,813)
Net realized and unrealized loss	(1,617,969)
Net decrease in net assets resulting from operations	$(1,465,860)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$152,109	$21,656
Net realized loss on investments	(23,156)	(8,317,969)
Net change in unrealized appreciation (depreciation) on investments	(1,594,813)	(16,403,333)
Net decrease in net assets resulting from operations	(1,465,860)	(24,699,646)

Capital share transactions:
Proceeds from sale of shares
Investor Class	61,139,112	158,637,965
Advisor Class	5,091,427	35,677,067
A-Class	1,336,334	13,460,261
C-Class	14,996,927	61,071,902
Cost of shares redeemed
Investor Class	(60,592,754)	(178,091,332)
Advisor Class	(5,685,528)	(43,057,527)
A-Class	(2,008,197)	(19,707,926)
C-Class	(15,674,203)	(64,560,166)
Net decrease from capital share transactions	(1,396,882)	(36,569,756)
Net decrease in net assets	(2,862,742)	(61,269,402)

Net assets:
Beginning of period	59,861,844	121,131,246
End of period	$56,999,102	$59,861,844
Undistributed net investment income at end of period	$179,931	$27,822

Capital share activity:
Shares sold
Investor Class	1,308,480	3,036,471
Advisor Class	115,732	762,822
A-Class	28,860	266,896
C-Class	360,659	1,333,277
Shares redeemed
Investor Class	(1,304,575)	(3,602,522)
Advisor Class	(131,736)	(950,966)
A-Class	(44,776)	(405,994)
C-Class	(377,677)	(1,408,986)
Net decrease in shares	(45,033)	(969,002)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$49.80	$56.36	$44.65	$27.43	$50.49	$42.25
Income (loss) from investment operations:
Net investment income[b]	.18	.09	— [c]	.24	.20	.15
Net gain (loss) on investments (realized and unrealized)	(.82)	(6.65)	11.82	17.07	(22.77)	8.18
Total from investment operations	(.64)	(6.56)	11.82	17.31	(22.57)	8.33
Less distributions from:
Net investment income	—	—	(.11)	(.09)	(.49)	(.09)
Total distributions	—	—	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$49.16	$49.80	$56.36	$44.65	$27.43	$50.49

Total Return[d]	(1.27%)	(11.66%)	26.50%	63.12%	(44.54%)	19.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,568	$36,847	$73,606	$44,582	$98,767	$120,870
Ratios to average net assets:
Net investment income	0.77%	0.17%	0.00%	0.65%	0.46%	0.31%
Total expenses	1.35%	1.36%	1.39%	1.39%	1.37%	1.37%
Portfolio turnover rate	108%	217%	292%	455%	288%	225%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$46.61	$53.00	$42.20	$26.06	$48.27	$40.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	(.20)	.03	.05	(.11)
Net gain (loss) on investments (realized and unrealized)	(.77)	(6.47)	11.11	16.20	(21.77)	7.86
Total from investment operations	(.72)	(6.39)	10.91	16.23	(21.72)	7.75
Less distributions from:
Net investment income	—	—	(.11)	(.09)	(.49)	(.09)
Total distributions	—	—	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$45.89	$46.61	$53.00	$42.20	$26.06	$48.27

Total Return[d]	(1.52%)	(12.08%)	25.88%	62.30%	(44.83%)	19.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,472	$5,287	$15,986	$8,799	$4,705	$11,899
Ratios to average net assets:
Net investment income (loss)	0.25%	0.17%	(0.44%)	0.07%	0.13%	(0.25%)
Total expenses	1.85%	1.86%	1.89%	1.89%	1.88%	1.87%
Portfolio turnover rate	108%	217%	292%	455%	288%	225%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$47.58	$53.99	$42.88	$26.41	$48.80	$40.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	(.01)	(.09)	.15	.12	.03
Net gain (loss) on investments (realized and unrealized)	(.77)	(6.40)	11.31	16.41	(22.02)	7.94
Total from investment operations	(.66)	(6.41)	11.22	16.56	(21.90)	7.97
Less distributions from:
Net investment income	—	—	(.11)	(.09)	(.49)	(.09)
Total distributions	—	—	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$46.92	$47.58	$53.99	$42.88	$26.41	$48.80

Total Return[d]	(1.39%)	(11.87%)	26.20%	62.72%	(44.71%)	19.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,532	$9,410	$18,187	$8,159	$3,986	$6,985
Ratios to average net assets:
Net investment income (loss)	0.51%	(0.03%)	(0.19%)	0.40%	0.30%	0.07%
Total expenses	1.60%	1.61%	1.64%	1.65%	1.63%	1.62%
Portfolio turnover rate	108%	217%	292%	455%	288%	225%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$44.45	$50.80	$40.67	$25.24	$47.02	$39.76
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.33)	(.40)	(.13)	(.18)	(.28)
Net gain (loss) on investments (realized and unrealized)	(.74)	(6.02)	10.64	15.65	(21.11)	7.63
Total from investment operations	(.79)	(6.35)	10.24	15.52	(21.29)	7.35
Less distributions from:
Net investment income	—	—	(.11)	(.09)	(.49)	(.09)
Total distributions	—	—	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$43.66	$44.45	$50.80	$40.67	$25.24	$47.02

Total Return[d]	(1.78%)	(12.50%)	25.21%	61.51%	(45.11%)	18.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,427	$8,317	$13,353	$9,125	$4,024	$12,725
Ratios to average net assets:
Net investment loss	(0.24%)	(0.73%)	(0.93%)	(0.37%)	(0.46%)	(0.63%)
Total expenses	2.35%	2.36%	2.39%	2.40%	2.38%	2.37%
Portfolio turnover rate	108%	217%	292%	455%	288%	225%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Biotechnology Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Amgen, Inc.	9.0%
Gilead Sciences, Inc.	7.7%
Biogen Idec, Inc.	6.4%
Celgene Corp.	6.3%
Alexion Pharmaceuticals, Inc.	5.1%
Regeneron Pharmaceuticals, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	3.8%
Life Technologies Corp.	3.2%
Illumina, Inc.	2.7%
Onyx Pharmaceuticals, Inc.	2.6%
Top Ten Total	51.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.3%

BIOTECHNOLOGY - 83.5%
Amgen, Inc.	245,034	$20,661,267
Gilead Sciences, Inc.*	267,152	17,720,192
Biogen Idec, Inc.*	98,788	14,742,133
Celgene Corp.*	188,157	14,375,195
Alexion Pharmaceuticals, Inc.*	103,506	11,841,086
Regeneron Pharmaceuticals, Inc.*	64,719	9,880,003
Vertex Pharmaceuticals, Inc.*	154,122	8,623,126
Onyx Pharmaceuticals, Inc.*	69,666	5,886,777
BioMarin Pharmaceutical, Inc.*	139,111	5,602,000
Pharmacyclics, Inc.*	84,180	5,429,610
Medivation, Inc.*	93,342	5,260,755
ARIAD Pharmaceuticals, Inc.*	210,475	5,098,757
Seattle Genetics, Inc.*,1	164,087	4,422,145
Cubist Pharmaceuticals, Inc.*	90,398	4,310,177
United Therapeutics Corp.*	75,083	4,195,638
Amarin Corporation plc ADR*	328,860	4,143,636
Theravance, Inc.*	151,950	3,937,025
Incyte Corporation Ltd.*,1	206,169	3,721,350
Myriad Genetics, Inc.*	137,572	3,713,068
Cepheid, Inc.*	100,276	3,460,525
Alkermes plc*	156,129	3,239,677
Arena Pharmaceuticals, Inc.*	388,500	3,232,320
Isis Pharmaceuticals, Inc.*	208,800	2,937,816
Ironwood Pharmaceuticals, Inc. —
Class A*	220,800	2,821,824
Immunogen, Inc.*	182,900	2,670,340
PDL BioPharma, Inc.[1]	340,093	2,615,315
Acorda Therapeutics, Inc.*	100,295	2,568,555
Exelixis, Inc.*,1	451,900	2,178,158
Affymax, Inc.*	102,200	2,152,332
Dendreon Corp.*,1	433,351	2,093,085
Spectrum Pharmaceuticals, Inc.*,1	175,050	2,048,085
Idenix Pharmaceuticals, Inc.*	418,500	1,912,545
InterMune, Inc.*	201,155	1,804,360
Threshold Pharmaceuticals, Inc.*	215,300	1,558,772
Sarepta Therapeutics, Inc.*,1	48,200	748,546
Peregrine Pharmaceuticals, Inc.*,1	356,700	367,401
Total Biotechnology		191,973,596

LIFE SCIENCES TOOLS & SERVICES - 13.3%
Life Technologies Corp.*	150,000	7,332,000
Illumina, Inc.*	127,336	6,137,595
QIAGEN N.V.*	280,200	5,186,502
Bio-Rad Laboratories, Inc. — Class A*	40,919	4,366,876
Techne Corp.	56,900	4,093,386
Charles River Laboratories International, Inc.*	88,900	3,520,440
Total Life Sciences Tools & Services		30,636,799
PHARMACEUTICALS - 2.5%
Medicines Co.*	112,800	2,911,368
Nektar Therapeutics*	260,100	2,777,868
Total Pharmaceuticals		5,689,236
Total Common Stocks
(Cost $156,251,582)		228,299,631
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	24,000	—
Total Rights
(Cost $—)		—

	Face
	Amount
REPURCHASE AGREEMENT††,3 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$1,358,292	1,358,292
Total Repurchase Agreement
(Cost $1,358,292)		1,358,292

SECURITIES LENDING COLLATERAL††,4 - 3.3%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	3,855,202	3,855,202
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	3,794,023	3,794,023
Total Securities Lending Collateral
(Cost $7,649,225)		7,649,225
Total Investments - 103.2%
(Cost $165,259,099)		$237,307,148
Other Assets & Liabilities, net - (3.2)%		(7,312,858)
Total Net Assets - 100.0%		$229,994,290

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 5.
[4]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt plc — Public Limited Company

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $7,385,022 of
securities loaned
(cost $163,900,807)	$235,948,856
Repurchase agreements, at value
(cost $1,358,292)	1,358,292
Total investments
(cost $165,259,099)	237,307,148
Receivables:
Fund shares sold	1,935,523
Interest	523
Total assets	239,243,194
Liabilities:
Payable for:
Payable upon return of securities loaned	7,649,225
Fund shares redeemed	1,301,323
Management fees	139,756
Transfer agent and administrative fees	41,105
Distribution and service fees	21,899
Portfolio accounting fees	16,442
Miscellaneous	79,154
Total liabilities	9,248,904
Net assets	$229,994,290
Net assets consist of:
Paid in capital	$218,470,285
Accumulated net investment loss	(1,640,458)
Accumulated net realized loss on investments	(58,883,586)
Net unrealized appreciation on investments	72,048,049
Net assets	$229,994,290
Investor Class:
Net assets	$165,544,701
Capital shares outstanding	3,856,738
Net asset value per share	$42.92
Advisor Class:
Net assets	$16,526,418
Capital shares outstanding	415,498
Net asset value per share	$39.77
A-Class:
Net assets	$35,639,199
Capital shares outstanding	879,338
Net asset value per share	$40.53
Maximum offering price per share
(Net asset value divided by 95.25%)	$42.55
C-Class:
Net assets	$12,283,972
Capital shares outstanding	321,211
Net asset value per share	$38.24

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$275,045
Income from securities lending, net	509
Interest	486
Total investment income	276,040

Expenses:
Management fees	774,578
Transfer agent and administrative fees	227,818
Distribution and service fees:
Advisor Class	36,008
A-Class	22,011
C-Class	46,446
Portfolio accounting fees	91,126
Custodian fees	22,928
Trustees’ fees*	6,608
Miscellaneous	99,632
Total expenses	1,327,155
Net investment loss	(1,051,115)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,272,919
Net realized gain	4,272,919
Net change in unrealized appreciation
(depreciation) on:
Investments	26,228,212
Net change in unrealized appreciation
(depreciation)	26,228,212
Net realized and unrealized gain	30,501,131
Net increase in net assets resulting from operations	$29,450,016

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,051,115)	$(1,105,434)
Net realized gain (loss) on investments	4,272,919	(1,767,250)
Net change in unrealized appreciation (depreciation) on investments	26,228,212	12,875,710
Net increase in net assets resulting from operations	29,450,016	10,003,026

Capital share transactions:
Proceeds from sale of shares
Investor Class	313,724,029	409,078,194
Advisor Class	39,398,761	57,985,279
A-Class	44,865,175	13,301,426
C-Class	20,740,707	41,235,486
Cost of shares redeemed
Investor Class	(259,982,223)	(373,528,443)
Advisor Class	(33,840,099)	(57,829,153)
A-Class	(16,593,624)	(10,403,210)
C-Class	(16,819,518)	(38,491,682)
Net increase from capital share transactions	91,493,208	41,347,897
Net increase in net assets	120,943,224	51,350,923

Net assets:
Beginning of period	109,051,066	57,700,143
End of period	$229,994,290	$109,051,066
Accumulated net investment loss at end of period	$(1,640,458)	$(589,343)

Capital share activity:
Shares sold
Investor Class	8,192,133	12,989,084
Advisor Class	1,081,115	2,002,963
A-Class	1,199,684	438,491
C-Class	592,074	1,445,494
Shares redeemed
Investor Class	(6,748,092)	(12,108,672)
Advisor Class	(908,186)	(2,032,560)
A-Class	(456,268)	(382,591)
C-Class	(481,789)	(1,363,188)
Net increase in shares	2,470,671	989,021

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$36.90	$29.16	$27.34	$19.37	$21.51	$21.21
Income (loss) from investment operations:
Net investment loss[b]	(.20)	(.34)	(.33)	(.21)	(.19)	(.22)
Net gain (loss) on investments (realized and unrealized)	6.22	8.08	2.15	8.18	(1.95)	.52
Total from investment operations	6.02	7.74	1.82	7.97	(2.14)	.30
Net asset value, end of period	$42.92	$36.90	$29.16	$27.34	$19.37	$21.51

Total Return[c]	16.31%	26.54%	6.66%	41.15%	(9.95%)	1.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,545	$89,027	$44,686	$147,631	$65,829	$47,696
Ratios to average net assets:
Net investment loss	(1.04%)	(1.09%)	(1.26%)	(0.90%)	(0.86%)	(0.94%)
Total expenses	1.34%	1.36%	1.39%	1.39%	1.38%	1.39%
Portfolio turnover rate	119%	333%	337%	316%	370%	193%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.27	$27.22	$25.66	$18.27	$20.39	$20.20
Income (loss) from investment operations:
Net investment loss[b]	(.28)	(.48)	(.43)	(.30)	(.29)	(.31)
Net gain (loss) on investments (realized and unrealized)	5.78	7.53	1.99	7.69	(1.83)	.50
Total from investment operations	5.50	7.05	1.56	7.39	(2.12)	.19
Net asset value, end of period	$39.77	$34.27	$27.22	$25.66	$18.27	$20.39

Total Return[c]	16.08%	25.90%	6.08%	40.45%	(10.40%)	0.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,526	$8,313	$7,410	$9,144	$6,675	$4,220
Ratios to average net assets:
Net investment loss	(1.50%)	(1.65%)	(1.77%)	(1.38%)	(1.40%)	(1.42%)
Total expenses	1.85%	1.87%	1.89%	1.89%	1.88%	1.89%
Portfolio turnover rate	119%	333%	337%	316%	370%	193%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.88	$27.64	$25.98	$18.45	$20.54	$20.30
Income (loss) from investment operations:
Net investment loss[b]	(.24)	(.37)	(.37)	(.25)	(.24)	(.27)
Net gain (loss) on investments (realized and unrealized)	5.89	7.61	2.03	7.78	(1.85)	.51
Total from investment operations	5.65	7.24	1.66	7.53	(2.09)	.24
Net asset value, end of period	$40.53	$34.88	$27.64	$25.98	$18.45	$20.54

Total Return[c]	16.20%	26.19%	6.39%	40.81%	(10.18%)	1.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,639	$4,741	$2,211	$2,869	$4,346	$2,321
Ratios to average net assets:
Net investment loss	(1.28%)	(1.30%)	(1.51%)	(1.12%)	(1.17%)	(1.26%)
Total expenses	1.60%	1.61%	1.64%	1.64%	1.64%	1.62%
Portfolio turnover rate	119%	333%	337%	316%	370%	193%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.04	$26.38	$24.96	$17.87	$20.03	$19.95
Income (loss) from investment operations:
Net investment loss[b]	(.36)	(.58)	(.54)	(.38)	(.38)	(.42)
Net gain (loss) on investments (realized and unrealized)	5.56	7.24	1.96	7.47	(1.78)	.50
Total from investment operations	5.20	6.66	1.42	7.09	(2.16)	.08
Net asset value, end of period	$38.24	$33.04	$26.38	$24.96	$17.87	$20.03

Total Return[c]	15.74%	25.25%	5.65%	39.68%	(10.78%)	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,284	$6,969	$3,393	$4,705	$4,028	$3,671
Ratios to average net assets:
Net investment loss	(2.03%)	(2.06%)	(2.27%)	(1.78%)	(1.89%)	(1.99%)
Total expenses	2.34%	2.36%	2.39%	2.39%	2.39%	2.38%
Portfolio turnover rate	119%	333%	337%	316%	370%	193%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

consumer products fund

Objective: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Consumer Products Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.8%
Coca-Cola Co.	5.5%
Philip Morris International, Inc.	5.1%
PepsiCo, Inc.	4.4%
Mondelez International, Inc. — Class A	3.5%
Altria Group, Inc.	3.4%
Colgate-Palmolive Co.	3.0%
Kimberly-Clark Corp.	2.4%
General Mills, Inc.	2.1%
Reynolds American, Inc.	2.1%
Top Ten Total	37.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI - ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
consumer products fund

	Shares	Value
COMMON STOCKS† - 97.9%

Packaged Foods & Meats - 27.8%
Mondelez International, Inc. — Class A	136,082	$5,626,992
General Mills, Inc.	84,237	3,356,845
Kellogg Co.	55,420	2,862,997
HJ Heinz Co.	49,937	2,793,975
Hershey Co.	37,392	2,650,719
Mead Johnson Nutrition Co. — Class A	34,249	2,509,767
ConAgra Foods, Inc.	80,682	2,226,016
Campbell Soup Co.[1]	62,917	2,190,770
JM Smucker Co.	23,652	2,041,877
McCormick & Company, Inc.	30,386	1,885,147
Hormel Foods Corp.	62,886	1,838,787
BRF - Brasil Foods S.A. ADR	104,680	1,810,964
Unilever N.V. — Class Y	48,541	1,722,235
Tyson Foods, Inc. — Class A	99,015	1,586,220
Ralcorp Holdings, Inc.*	18,330	1,338,090
Green Mountain Coffee Roasters, Inc.*,1	51,974	1,234,383
Hillshire Brands Co.	44,540	1,192,781
Dean Foods Co.*	71,581	1,170,349
Smithfield Foods, Inc.*	57,896	1,137,656
Hain Celestial Group, Inc.*	17,600	1,108,800
Flowers Foods, Inc.	54,695	1,103,745
TreeHouse Foods, Inc.*	17,472	917,280
Total Packaged Foods & Meats		44,306,395

Soft Drinks - 14.9%
Coca-Cola Co.	229,168	8,692,343
PepsiCo, Inc.	98,201	6,949,686
Monster Beverage Corp.*	38,053	2,060,950
Dr Pepper Snapple Group, Inc.	46,025	2,049,493
Coca-Cola Enterprises, Inc.	64,794	2,026,108
Fomento Economico Mexicano
SAB de CV ADR	20,693	1,903,342
Total Soft Drinks		23,681,922

Household Products - 14.6%
Procter & Gamble Co.	132,160	9,166,618
Colgate-Palmolive Co.	44,411	4,761,747
Kimberly-Clark Corp.	45,222	3,879,143
Clorox Co.	28,167	2,029,432
Church & Dwight Company, Inc.	33,806	1,825,186
Energizer Holdings, Inc.	19,265	1,437,362
Total Household Products		23,099,488

Tobacco - 13.2%
Philip Morris International, Inc.	89,923	8,087,674
Altria Group, Inc.	162,905	5,439,398
Reynolds American, Inc.	75,408	3,268,183
Lorillard, Inc.	21,735	2,531,041
British American Tobacco plc ADR	15,400	1,580,656
Total Tobacco		20,906,952

Agricultural Products - 5.7%
Archer-Daniels-Midland Co.	103,703	2,818,647
Bunge Ltd.	31,296	2,098,397
Cosan Ltd. — Class A	113,200	1,795,352
Ingredion, Inc.	24,474	1,349,986
Darling International, Inc.*	53,320	975,223
Total Agricultural Products		9,037,605

Food Retail - 5.4%
Whole Foods Market, Inc.	28,607	2,786,321
Kroger Co.	98,853	2,327,000
Safeway, Inc.[1]	80,545	1,295,969
Fresh Market, Inc.*	19,000	1,139,620
Casey’s General Stores, Inc.	17,000	971,380
Total Food Retail		8,520,290

Distillers & Vintners - 5.0%
Brown-Forman Corp. — Class B	37,856	2,470,104
Beam, Inc.	34,770	2,000,666
Diageo plc ADR	16,100	1,814,953
Constellation Brands, Inc. — Class A*	48,544	1,570,398
Total Distillers & Vintners		7,856,121

Personal Products - 4.9%
Estee Lauder Companies, Inc. — Class A	52,556	3,235,873
Herbalife Ltd.	37,841	1,793,663
Avon Products, Inc.	107,602	1,716,252
Nu Skin Enterprises, Inc. — Class A	26,830	1,041,809
Total Personal Products		7,787,597

Brewers - 3.9%
Cia de Bebidas das Americas ADR	58,080	2,222,721
Anheuser-Busch InBev N.V. ADR	24,012	2,062,871
Molson Coors Brewing Co. — Class B	41,817	1,883,856
Total Brewers		6,169,448

Food Distributors - 2.5%
Sysco Corp.	91,605	2,864,488
United Natural Foods, Inc.*	19,070	1,114,642
Total Food Distributors		3,979,130
Total Common Stocks
(Cost $120,275,731)		155,344,948

30 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
consumer products fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$491,710	$491,710
Total Repurchase Agreement
(Cost $491,710)		491,710

SECURITIES LENDING COLLATERAL††,3 - 1.6%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	1,254,202	1,254,202
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	1,234,298	1,234,298
Total Securities Lending Collateral
(Cost $2,488,500)		2,488,500
Total Investments - 99.8%
(Cost $123,255,941)		$158,325,158
Other Assets & Liabilities, net - 0.2%		308,574
Total Net Assets - 100.0%		$158,633,732

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note8.
ADR — American Depositary Receipt
plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 31

consumer products fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $2,391,430 of
securities loaned
(cost $122,764,231)	$157,833,448
Repurchase agreements, at value
(cost $491,710)	491,710
Total investments
(cost $123,255,941)	158,325,158
Receivables:
Fund shares sold	3,165,431
Dividends	434,154
Foreign taxes reclaim	3,752
Interest	32
Total assets	161,928,527
Liabilities:
Payable for:
Payable upon return of securities loaned	2,488,500
Fund shares redeemed	593,431
Management fees	98,508
Transfer agent and administrative fees	28,973
Distribution and service fees	15,846
Portfolio accounting fees	11,589
Miscellaneous	57,948
Total liabilities	3,294,795
Net assets	$158,633,732
Net assets consist of:
Paid in capital	$138,282,162
Undistributed net investment income	997,018
Accumulated net realized loss on investments	(15,714,665)
Net unrealized appreciation on investments	35,069,217
Net assets	$158,633,732
Investor Class:
Net assets	$118,452,889
Capital shares outstanding	2,884,680
Net asset value per share	$41.06
Advisor Class:
Net assets	$10,941,775
Capital shares outstanding	289,487
Net asset value per share	$37.80
A-Class:
Net assets	$19,011,899
Capital shares outstanding	491,046
Net asset value per share	$38.72
Maximum offering price per share
(Net asset value divided by 95.25%)	$40.65
C-Class:
Net assets	$10,227,169
Capital shares outstanding	286,510
Net asset value per share	$35.70

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $8,439)	$2,313,617
Interest	358
Income from securities lending, net	27
Total investment income	2,314,002

Expenses:
Management fees	770,800
Transfer agent and administrative fees	226,706
Distribution and service fees:
Advisor Class	34,297
A-Class	24,097
C-Class	50,392
Portfolio accounting fees	90,681
Custodian fees	16,000
Trustees’ fees*	9,255
Miscellaneous	94,756
Total expenses	1,316,984
Net investment income	997,018

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,171,004)
Net realized loss	(2,171,004)
Net change in unrealized appreciation
(depreciation) on:
Investments	1,420,120
Net change in unrealized appreciation
(depreciation)	1,420,120
Net realized and unrealized loss	(750,884)
Net increase in net assets resulting
from operations	$246,134

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

consumer products fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$997,018	$1,504,928
Net realized loss on investments	(2,171,004)	(6,633,752)
Net change in unrealized appreciation (depreciation) on investments	1,420,120	20,261,583
Net increase in net assets resulting from operations	246,134	15,132,759

Distributions to shareholders from:
Net investment income
Investor Class	—	(990,072)
Advisor Class	—	(144,687)
A-Class	—	(240,403)
C-Class	—	(134,982)
Net realized gains
Investor Class	—	(1,589,392)
Advisor Class	—	(232,270)
A-Class	—	(385,926)
C-Class	—	(216,691)
Total distributions to shareholders	—	(3,934,423)

Capital share transactions:
Proceeds from sale of shares
Investor Class	195,424,310	659,811,510
Advisor Class	27,404,297	75,806,217
A-Class	6,401,191	31,615,141
C-Class	24,032,303	57,692,984
Distributions reinvested
Investor Class	—	2,488,504
Advisor Class	—	373,093
A-Class	—	494,046
C-Class	—	339,654
Cost of shares redeemed
Investor Class	(232,228,377)	(573,144,067)
Advisor Class	(33,333,785)	(63,966,727)
A-Class	(8,753,054)	(17,284,638)
C-Class	(23,699,514)	(52,151,706)
Net increase (decrease) from capital share transactions	(44,752,629)	122,074,011
Net increase (decrease) in net assets	(44,506,495)	133,272,347

Net assets:
Beginning of period	203,140,227	69,867,880
End of period	$158,633,732	$203,140,227
Undistributed net investment income at end of period	$997,018	$—

Capital share activity:
Shares sold
Investor Class	4,886,049	17,440,289
Advisor Class	740,498	2,159,455
A-Class	169,395	881,716
C-Class	688,719	1,721,281
Shares issued from reinvestment of distributions
Investor Class	—	69,356
Advisor Class	—	11,251
A-Class	—	14,574
C-Class	—	10,800
Shares redeemed
Investor Class	(5,869,223)	(15,233,138)
Advisor Class	(908,818)	(1,815,584)
A-Class	(232,522)	(488,025)
C-Class	(678,833)	(1,563,405)
Net increase (decrease) in shares	(1,204,735)	3,208,570

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 33

consumer products fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$40.19	$36.37	$37.83	$26.39	$36.40	$36.11
Income (loss) from investment operations:
Net investment income[b]	.24	.49	.69	.50	.55	.52
Net gain (loss) on investments (realized and unrealized)	.63	4.82	4.40	11.04	(10.35)	.13
Total from investment operations	.87	5.31	5.09	11.54	(9.80)	.65
Less distributions from:
Net investment income	—	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	—	(.92)	(5.73)	—	—	—
Total distributions	—	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$41.06	$40.19	$36.37	$37.83	$26.39	$36.40

Total Return[c]	2.19%	15.06%	14.81%	43.75%	(26.96%)	1.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,453	$155,432	$57,876	$182,915	$14,703	$8,722
Ratios to average net assets:
Net investment income	1.22%	1.29%	1.84%	1.46%	1.81%	1.37%
Total expenses	1.33%	1.35%	1.38%	1.37%	1.38%	1.37%
Portfolio turnover rate	94%	402%	400%	200%	445%	449%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.08	$33.84	$35.77	$25.09	$34.78	$34.68
Income (loss) from investment operations:
Net investment income[b]	.13	.24	.62	.35	.34	.15
Net gain (loss) on investments (realized and unrealized)	.59	4.49	4.00	10.43	(9.82)	.31
Total from investment operations	.72	4.73	4.62	10.78	(9.48)	.46
Less distributions from:
Net investment income	—	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	—	(.92)	(5.73)	—	—	—
Total distributions	—	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$37.80	$37.08	$33.84	$35.77	$25.09	$34.78

Total Return[c]	1.94%	14.49%	14.32%	42.99%	(27.29%)	1.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,942	$16,975	$3,475	$5,824	$11,113	$5,384
Ratios to average net assets:
Net investment income	0.69%	0.68%	1.78%	1.17%	1.18%	0.42%
Total expenses	1.83%	1.84%	1.88%	1.88%	1.87%	1.87%
Portfolio turnover rate	94%	402%	400%	200%	445%	449%

34 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

consumer products fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.93	$34.49	$36.26	$25.37	$35.09	$34.90
Income (loss) from investment operations:
Net investment income[b]	.19	.40	.41	.55	.42	.50
Net gain (loss) on investments (realized and unrealized)	.60	4.53	4.37	10.44	(9.93)	.05
Total from investment operations	.79	4.93	4.78	10.99	(9.51)	.55
Less distributions from:
Net investment income	—	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	—	(.92)	(5.73)	—	—	—
Total distributions	—	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$38.72	$37.93	$34.49	$36.26	$25.37	$35.09

Total Return[c]	2.08%	14.80%	14.58%	43.34%	(27.14%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,012	$21,021	$5,033	$21,277	$2,898	$1,682
Ratios to average net assets:
Net investment income	1.00%	1.11%	1.14%	1.72%	1.41%	1.38%
Total expenses	1.58%	1.60%	1.63%	1.63%	1.63%	1.63%
Portfolio turnover rate	94%	402%	400%	200%	445%	449%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$35.11	$32.28	$34.57	$24.36	$33.95	$34.04
Income (loss) from investment operations:
Net investment income[b]	.04	.12	.30	.24	.19	.17
Net gain (loss) on investments (realized and unrealized)	.55	4.20	3.96	10.07	(9.57)	.10
Total from investment operations	.59	4.32	4.26	10.31	(9.38)	.27
Less distributions from:
Net investment income	—	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	—	(.92)	(5.73)	—	—	—
Total distributions	—	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$35.70	$35.11	$32.28	$34.57	$24.36	$33.95

Total Return[c]	1.68%	13.91%	13.78%	42.35%	(27.67%)	0.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,227	$9,712	$3,484	$4,194	$3,067	$3,903
Ratios to average net assets:
Net investment income	0.25%	0.36%	0.90%	0.77%	0.65%	0.49%
Total expenses	2.33%	2.35%	2.38%	2.38%	2.38%	2.37%
Portfolio turnover rate	94%	402%	400%	200%	445%	449%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	September 30, 2012

electronics FUND

Objective: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Electronics Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	12.2%
Texas Instruments, Inc.	6.3%
Broadcom Corp. — Class A	4.9%
Applied Materials, Inc.	4.2%
Analog Devices, Inc.	3.9%
Altera Corp.	3.6%
Xilinx, Inc.	3.3%
NVIDIA Corp.	3.3%
KLA-Tencor Corp.	3.3%
Maxim Integrated Products, Inc.	3.2%
Top Ten Total	48.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
electronics fund

	Shares	Value
COMMON STOCKS† - 101.4%

Semiconductors - 82.4%
Intel Corp.	16,796	$380,933
Texas Instruments, Inc.	7,112	195,936
Broadcom Corp. — Class A	4,454	154,019
Analog Devices, Inc.	3,079	120,666
Altera Corp.	3,354	113,986
Xilinx, Inc.	3,112	103,972
NVIDIA Corp.*	7,652	102,078
Maxim Integrated Products, Inc.	3,739	99,532
Linear Technology Corp.	3,032	96,569
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	5,831	92,246
Microchip Technology, Inc.	2,727	89,282
Micron Technology, Inc.*	14,394	86,148
Skyworks Solutions, Inc.*	3,003	70,766
LSI Corp.*	9,729	67,227
Mellanox Technologies Ltd.*	658	66,807
Avago Technologies Ltd.	1,898	66,174
Marvell Technology Group Ltd.	7,153	65,450
ARM Holdings plc ADR	2,172	60,773
Cree, Inc.*	2,302	58,770
ON Semiconductor Corp.*	9,359	57,745
NXP Semiconductor N.V.*	2,233	55,847
Cirrus Logic, Inc.*	1,381	53,017
Atmel Corp.*	9,430	49,602
Cavium, Inc.*	1,358	45,262
Semtech Corp.*	1,794	45,119
Fairchild Semiconductor International,
Inc. — Class A*	3,402	44,634
Cypress Semiconductor Corp.	3,980	42,666
PMC - Sierra, Inc.*	6,560	36,998
TriQuint Semiconductor, Inc.*	6,026	30,431
OmniVision Technologies, Inc.*	2,088	29,138
Total Semiconductors		2,581,793

Semiconductor Equipment - 17.4%
Applied Materials, Inc.	11,788	131,614
KLA-Tencor Corp.	2,134	101,802
Lam Research Corp.*	2,689	85,470
ASML Holding N.V.	1,121	60,175
Teradyne, Inc.*	4,059	57,719
Cymer, Inc.*	862	44,014
Veeco Instruments, Inc.*	1,203	36,114
GT Advanced Technologies, Inc.*	4,927	26,852
Total Semiconductor Equipment		543,760

Electrical Components & Equipment - 1.6%
First Solar, Inc.*	2,278	50,446
Total Common Stocks
(Cost $1,613,871)		3,175,999
Total Investments - 101.4%
(Cost $1,613,871)		$3,175,999
Other Assets & Liabilities, net - (1.4)%		(44,780)
Total Net Assets - 100.0%		$3,131,219

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

  ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 37

electronics fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $1,613,871)	$3,175,999
Receivables:
Dividends	2,206
Total assets	3,178,205

Liabilities:
Overdraft due to custodian bank	39,132
Payable for:
Management fees	3,266
Transfer agent and administrative fees	961
Distribution and service fees	591
Portfolio accounting fees	384
Miscellaneous	2,652
Total liabilities	46,986
Net assets	$3,131,219
Net assets consist of:
Paid in capital	$30,127,770
Accumulated net investment loss	(7,775)
Accumulated net realized loss on investments	(28,550,904)
Net unrealized appreciation on investments	1,562,128
Net assets	$3,131,219
Investor Class:
Net assets	$2,297,460
Capital shares outstanding	50,030
Net asset value per share	$45.92
Advisor Class:
Net assets	$193,659
Capital shares outstanding	4,533
Net asset value per share	$42.72
A-Class:
Net assets	$173,034
Capital shares outstanding	3,979
Net asset value per share	$43.49
Maximum offering price per share
(Net asset value divided by 95.25%)	$45.66
C-Class:
Net assets	$467,066
Capital shares outstanding	11,377
Net asset value per share	$41.05

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $105)	$48,010
Interest	12
Total investment income	48,022

Expenses:
Management fees	23,591
Transfer agent and administrative fees	6,939
Distribution and service fees:
Advisor Class	1,340
A-Class	674
C-Class	2,294
Portfolio accounting fees	2,775
Registration fees	2,454
Trustees’ fees*	601
Custodian fees	510
Miscellaneous	85
Total expenses	41,263
Net investment income	6,759

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(30,995)
Net realized loss	(30,995)
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,141,120)
Net change in unrealized appreciation
(depreciation)	(1,141,120)
Net realized and unrealized loss	(1,172,115)
Net decrease in net assets resulting
from operations	$(1,165,356)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

electronics fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$6,759	$(40,638)
Net realized gain (loss) on investments	(30,995)	645,228
Net change in unrealized appreciation (depreciation) on investments	(1,141,120)	(2,200,960)
Net decrease in net assets resulting from operations	(1,165,356)	(1,596,370)

Capital share transactions:
Proceeds from sale of shares
Investor Class	31,079,446	98,746,392
Advisor Class	9,458,098	26,293,819
A-Class	2,897,363	4,470,157
C-Class	17,672,257	56,542,448
Cost of shares redeemed
Investor Class	(33,378,163)	(99,518,199)
Advisor Class	(10,440,719)	(27,450,204)
A-Class	(3,279,111)	(5,415,408)
C-Class	(17,358,580)	(57,348,385)
Net decrease from capital share transactions	(3,349,409)	(3,679,380)
Net decrease in net assets	(4,514,765)	(5,275,750)

Net assets:
Beginning of period	7,645,984	12,921,734
End of period	$3,131,219	$7,645,984
Accumulated net investment loss at end of period	$(7,775)	$(14,534)

Capital share activity:
Shares sold
Investor Class	622,575	1,826,514
Advisor Class	207,784	530,537
A-Class	61,726	90,548
C-Class	404,297	1,191,961
Shares redeemed
Investor Class	(671,539)	(1,842,695)
Advisor Class	(227,977)	(560,085)
A-Class	(70,365)	(106,039)
C-Class	(398,225)	(1,209,292)
Net decrease in shares	(71,724)	(78,551)

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 39

electronics fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$55.09	$60.57	$52.33	$32.76	$50.30	$62.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.12)	(.13)	(.02)	(—)[c]	(.25)
Net gain (loss) on investments (realized and unrealized)	(9.25)	(5.36)	8.37	19.59	(17.54)	(11.75)
Total from investment operations	(9.17)	(5.48)	8.24	19.57	(17.54)	(12.00)
Net asset value, end of period	$45.92	$55.09	$60.57	$52.33	$32.76	$50.30

Total Return[d]	(16.65%)	(9.05%)	15.75%	59.74%	(34.89%)	(19.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,297	$5,453	$6,976	$15,988	$106,703	$9,835
Ratios to average net assets:
Net investment income (loss)	0.32%	(0.22%)	(0.23%)	(0.06%)	(0.03%)	(0.37%)
Total expenses	1.33%	1.35%	1.39%	1.38%	1.34%	1.36%
Portfolio turnover rate	886%	1,329%	1,171%	592%	408%	784%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$51.40	$56.77	$49.26	$31.01	$47.80	$59.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.34)	(.41)	(.16)	(.10)	(.60)
Net gain (loss) on investments (realized and unrealized)	(8.72)	(5.03)	7.92	18.41	(16.69)	(11.00)
Total from investment operations	(8.68)	(5.37)	7.51	18.25	(16.79)	(11.60)
Net asset value, end of period	$42.72	$51.40	$56.77	$49.26	$31.01	$47.80

Total Return[d]	(16.89%)	(9.46%)	15.25%	58.85%	(35.15%)	(19.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194	$1,271	$3,081	$1,634	$3,152	$566
Ratios to average net assets:
Net investment income (loss)	0.18%	(0.67%)	(0.79%)	(0.39%)	(0.29%)	(0.98%)
Total expenses	1.83%	1.86%	1.89%	1.87%	1.86%	1.88%
Portfolio turnover rate	886%	1,329%	1,171%	592%	408%	784%

40 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

electronics fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$52.23	$57.59	$49.88	$31.31	$48.25	$59.95
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.19)	(.21)	(.14)	(.10)	(.55)
Net gain (loss) on investments (realized and unrealized)	(8.79)	(5.17)	7.92	18.71	(16.84)	(11.15)
Total from investment operations	(8.74)	(5.36)	7.71	18.57	(16.94)	(11.70)
Net asset value, end of period	$43.49	$52.23	$57.59	$49.88	$31.31	$48.25

Total Return[d]	(16.73%)	(9.31%)	15.46%	59.31%	(35.13%)	(19.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173	$659	$1,619	$1,329	$42	$85
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.36%)	(0.43%)	(0.31%)	(0.26%)	(0.90%)
Total expenses	1.58%	1.62%	1.64%	1.62%	1.60%	1.62%
Portfolio turnover rate	886%	1,329%	1,171%	592%	408%	784%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$49.50	$55.03	$47.90	$30.28	$46.90	$58.65
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.70)	(.65)	(.51)	(.30)	(.75)
Net gain (loss) on investments (realized and unrealized)	(8.37)	(4.83)	7.78	18.13	(16.32)	(11.00)
Total from investment operations	(8.45)	(5.53)	7.13	17.62	(16.62)	(11.75)
Net asset value, end of period	$41.05	$49.50	$55.03	$47.90	$30.28	$46.90

Total Return[d]	(17.09%)	(10.01%)	14.86%	58.19%	(35.39%)	(20.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$467	$263	$1,246	$3,342	$460	$962
Ratios to average net assets:
Net investment loss	(0.34%)	(1.42%)	(1.31%)	(1.21%)	(0.74%)	(1.26%)
Total expenses	2.34%	2.36%	2.39%	2.38%	2.42%	2.38%
Portfolio turnover rate	886%	1,329%	1,171%	592%	408%	784%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment loss is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the period March 31, 2007–April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 41

FUND PROFILE (Unaudited)	September 30, 2012

energy FUND

Objective: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Energy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	7.2%
Chevron Corp.	5.3%
Schlumberger Ltd.	3.4%
ConocoPhillips	2.9%
Occidental Petroleum Corp.	2.9%
Kinder Morgan, Inc.	2.2%
Anadarko Petroleum Corp.	2.0%
National Oilwell Varco, Inc.	2.0%
Apache Corp.	2.0%
EOG Resources, Inc.	1.9%
Top Ten Total	31.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

energy fund

	Shares	Value

COMMON STOCKS† - 103.0%

Oil & Gas Exploration & Production - 36.2%
ConocoPhillips	29,221	$1,670,856
Anadarko Petroleum Corp.	16,692	1,167,105
Apache Corp.	13,340	1,153,510
EOG Resources, Inc.	9,767	1,094,392
Devon Energy Corp.	16,372	990,506
Marathon Oil Corp.	30,423	899,608
Noble Energy, Inc.	8,781	814,087
Continental Resources, Inc.*	9,507	731,088
Pioneer Natural Resources Co.	6,839	713,992
Southwestern Energy Co.*	20,280	705,338
Chesapeake Energy Corp.	37,169	701,379
Range Resources Corp.	9,661	675,014
Cabot Oil & Gas Corp.	13,675	614,008
Concho Resources, Inc.*	6,421	608,390
Equities Corp.	10,170	600,030
Nexen, Inc.	21,869	554,160
Encana Corp.	25,209	552,581
Canadian Natural Resources Ltd.	16,138	496,889
Denbury Resources, Inc.*	30,238	488,646
QEP Resources, Inc.	15,074	477,243
Whiting Petroleum Corp.*	9,696	459,396
Cimarex Energy Co.	7,543	441,643
Talisman Energy, Inc.	32,903	438,268
Plains Exploration & Production Co.*	11,474	429,931
CNOOC Ltd. ADR	2,100	425,733
Newfield Exploration Co.*	12,852	402,525
Energy XXI Bermuda Ltd.	11,065	386,722
SM Energy Co.	6,978	377,580
Ultra Petroleum Corp.*	16,490	362,450
WPX Energy, Inc.*	21,626	358,775
Oasis Petroleum, Inc.*	11,028	324,995
Rosetta Resources, Inc.*	6,600	316,140
Kodiak Oil & Gas Corp.*	33,232	311,052
Total Oil & Gas Exploration & Production		20,744,032
Integrated Oil & Gas - 24.8%
Exxon Mobil Corp.	45,014	4,116,530
Chevron Corp.	25,971	3,027,180
Occidental Petroleum Corp.	19,344	1,664,745
Petroleo Brasileiro S.A. ADR	41,139	943,729
Hess Corp.	15,606	838,354
BP plc ADR	15,106	639,890
Murphy Oil Corp.	11,825	634,884
Suncor Energy, Inc.	17,128	562,655
Total S.A. ADR	10,744	538,274
Royal Dutch Shell plc ADR	6,517	452,345
InterOil Corp.*	5,300	409,478
SandRidge Energy, Inc.*	52,041	362,726
Total Integrated Oil & Gas		14,190,790
Oil & Gas Equipment & Services - 16.5%
Schlumberger Ltd.	26,625	1,925,787
National Oilwell Varco, Inc.	14,467	1,158,951
Halliburton Co.	31,963	1,076,833
Baker Hughes, Inc.	19,512	882,528
Cameron International Corp.*	12,993	728,518
FMC Technologies, Inc.*	14,133	654,358
Weatherford International Ltd.*	48,125	610,225
Oceaneering International, Inc.	8,763	484,156
Tenaris S.A. ADR	10,465	426,658
Oil States International, Inc.*	5,090	404,451
Core Laboratories N.V.	3,227	392,016
Superior Energy Services, Inc.*	16,499	338,559
McDermott International, Inc.*	27,358	334,315
Total Oil & Gas Equipment & Services		9,417,355
Oil & Gas Drilling - 8.1%
Ensco plc — Class A	12,652	690,294
Transocean Ltd.	14,905	669,085
Noble Corp.	16,757	599,565
Diamond Offshore Drilling, Inc.	9,000	592,290
Seadrill Ltd.	12,436	487,740
Nabors Industries Ltd.*	32,345	453,800
Helmerich & Payne, Inc.	9,202	438,107
Rowan Companies plc — Class A*	11,700	395,109
Patterson-UTI Energy, Inc.	19,001	300,976
Total Oil & Gas Drilling		4,626,966
Oil & Gas Refining & Marketing - 8.1%
Phillips 66	23,343	1,082,415
Marathon Petroleum Corp.	15,842	864,815
Valero Energy Corp.	26,246	831,473
HollyFrontier Corp.	13,994	577,532
Tesoro Corp.	11,812	494,923
Sunoco, Inc.	9,566	447,976
Western Refining, Inc.	11,700	306,306
Total Oil & Gas Refining & Marketing		4,605,440
Oil & Gas Storage & Transportation - 6.1%
Kinder Morgan, Inc.	35,980	1,278,009
Williams Companies, Inc.	27,146	949,296
Spectra Energy Corp.	30,199	886,643
Cheniere Energy, Inc.*	23,200	360,760
Total Oil & Gas Storage & Transportation		3,474,708
Coal & Consumable Fuels - 3.2%
CONSOL Energy, Inc.	17,204	516,979
Peabody Energy Corp.	21,202	472,593
Cameco Corp.	19,146	372,390
Alpha Natural Resources, Inc.*	34,950	229,622
Arch Coal, Inc.	34,792	220,233
Total Coal & Consumable Fuels		1,811,817
Total Common Stocks
(Cost $31,937,807)		58,871,108

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

energy fund

	Face
	amount	Value

REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$322,939	$322,939
Total Repurchase Agreement
(Cost $322,939)		322,939
Total Investments - 103.6%
(Cost $32,260,746)		$59,194,047
Other Assets & Liabilities, net - (3.6)%		(2,045,959)
Total Net Assets - 100.0%		$57,148,088

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

44 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

energy fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $31,937,807)	$58,871,108
Repurchase agreements, at value
(cost $322,939)	322,939
Total investments
(cost $32,260,746)	59,194,047
Cash	8,255
Receivables:
Fund shares sold	39,471
Dividends	35,129
Foreign taxes reclaim	4,039
Total assets	59,280,941
Liabilities:
Payable for:
Fund shares redeemed	2,054,911
Management fees	36,864
Transfer agent and administrative fees	10,842
Distribution and service fees	10,092
Portfolio accounting fees	4,337
Miscellaneous	15,807
Total liabilities	2,132,853
Net assets	$57,148,088
Net assets consist of:
Paid in capital	$53,276,268
Undistributed net investment income	81,484
Accumulated net realized loss on investments	(23,142,965)
Net unrealized appreciation on investments	26,933,301
Net assets	$57,148,088
Investor Class:
Net assets	$37,729,626
Capital shares outstanding	1,551,974
Net asset value per share	$24.31
Advisor Class:
Net assets	$5,349,608
Capital shares outstanding	236,227
Net asset value per share	$22.65
A-Class:
Net assets	$4,745,758
Capital shares outstanding	205,412
Net asset value per share	$23.10
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.25
C-Class:
Net assets	$9,323,096
Capital shares outstanding	433,504
Net asset value per share	$21.51

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $9,949)	$532,570
Interest	100
Total investment income	532,670

Expenses:
Management fees	240,077
Transfer agent and administrative fees	70,611
Distribution and service fees:
Advisor Class	16,568
A-Class	6,283
C-Class	49,051
Portfolio accounting fees	28,244
Registration fees	22,507
Trustees’ fees*	5,433
Custodian fees	5,166
Miscellaneous	4,356
Total expenses	448,296
Net investment income	84,374

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	174,506
Net realized gain	174,506
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,909,886)
Net change in unrealized appreciation
(depreciation)	(1,909,886)
Net realized and unrealized loss	(1,735,380)
Net decrease in net assets resulting from operations	$(1,651,006)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 45

energy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$84,374	$(3,737)
Net realized gain (loss) on investments	174,506	(5,643,611)
Net change in unrealized appreciation (depreciation) on investments	(1,909,886)	(21,665,145)
Net decrease in net assets resulting from operations	(1,651,006)	(27,312,493)

Capital share transactions:
Proceeds from sale of shares
Investor Class	45,100,478	259,673,506
Advisor Class	12,965,544	45,234,147
A-Class	1,912,334	36,601,233
C-Class	19,237,247	70,279,961
Cost of shares redeemed
Investor Class	(47,729,536)	(294,390,687)
Advisor Class	(18,091,744)	(47,103,298)
A-Class	(2,727,201)	(42,750,254)
C-Class	(22,669,691)	(73,838,306)
Net decrease from capital share transactions	(12,002,569)	(46,293,698)
Net decrease in net assets	(13,653,575)	(73,606,191)

Net assets:
Beginning of period	70,801,663	144,407,854
End of period	$57,148,088	$70,801,663
Undistributed/(Accumulated) net investment income/(loss) at end of period	$81,484	$(2,890)

Capital share activity:
Shares sold
Investor Class	1,947,036	10,314,220
Advisor Class	608,788	2,028,589
A-Class	86,991	1,545,449
C-Class	954,302	3,174,677
Shares redeemed
Investor Class	(2,061,241)	(11,910,644)
Advisor Class	(855,419)	(2,140,312)
A-Class	(122,007)	(1,843,425)
C-Class	(1,122,731)	(3,348,275)
Net decrease in shares	(564,281)	(2,179,721)

46 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

energy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.58	$28.70	$20.91	$14.01	$27.29	$23.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	— [c]	.10	.06	(.03)
Net gain (loss) on investments (realized and unrealized)	(.33)	(4.19)	7.82	6.82	(12.61)	4.86
Total from investment operations	(.27)	(4.12)	7.82	6.92	(12.55)	4.83
Less distributions from:
Net investment income	—	—	(.03)	(.02)	—	—
Net realized gains	—	—	—	—	(.73)	(.73)
Total distributions	—	—	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$24.31	$24.58	$28.70	$20.91	$14.01	$27.29

Total Return[d]	(1.06%)	(14.39%)	37.43%	49.37%	(46.01%)	20.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,730	$40,947	$93,648	$35,228	$53,627	$63,325
Ratios to average net assets:
Net investment income (loss)	0.55%	0.27%	0.00%	0.51%	0.28%	(0.10%)
Total expenses	1.33%	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	86%	288%	273%	228%	310%	188%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$22.95	$26.93	$19.72	$13.28	$26.07	$22.29
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	(.08)	(.11)	(—)[c]	(.04)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.30)	(3.90)	7.35	6.46	(12.02)	4.66
Total from investment operations	(.30)	(3.98)	7.24	6.46	(12.06)	4.51
Less distributions from:
Net investment income	—	—	(.03)	(.02)	—	—
Net realized gains	—	—	—	—	(.73)	(.73)
Total distributions	—	—	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$22.65	$22.95	$26.93	$19.72	$13.28	$26.07

Total Return[d]	(1.31%)	(14.78%)	36.75%	48.62%	(46.29%)	20.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,350	$11,080	$16,015	$6,489	$4,679	$17,713
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.33%)	(0.53%)	(0.02%)	(0.16%)	(0.58%)
Total expenses	1.83%	1.86%	1.89%	1.88%	1.88%	1.86%
Portfolio turnover rate	86%	288%	273%	228%	310%	188%

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 47

energy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.38	$27.40	$20.01	$13.44	$26.30	$22.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.01)	(.08)	.06	.02	(.08)
Net gain (loss) on investments (realized and unrealized)	(.32)	(4.01)	7.50	6.53	(12.15)	4.67
Total from investment operations	(.28)	(4.02)	7.42	6.59	(12.13)	4.59
Less distributions from:
Net investment income	—	—	(.03)	(.02)	—	—
Net realized gains	—	—	—	—	(.73)	(.73)
Total distributions	—	—	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$23.10	$23.38	$27.40	$20.01	$13.44	$26.30

Total Return[d]	(1.20%)	(14.67%)	37.11%	49.01%	(46.15%)	20.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,746	$5,622	$14,752	$3,903	$4,845	$6,378
Ratios to average net assets:
Net investment income (loss)	0.37%	(0.05%)	(0.38%)	0.35%	0.10%	(0.31%)
Total expenses	1.58%	1.61%	1.64%	1.63%	1.63%	1.61%
Portfolio turnover rate	86%	288%	273%	228%	310%	188%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$21.85	$25.78	$18.97	$12.84	$25.37	$21.81
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.19)	(.20)	(.08)	(.14)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.29)	(3.74)	7.04	6.23	(11.66)	4.56
Total from investment operations	(.34)	(3.93)	6.84	6.15	(11.80)	4.29
Less distributions from:
Net investment income	—	—	(.03)	(.02)	—	—
Net realized gains	—	—	—	—	(.73)	(.73)
Total distributions	—	—	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$21.51	$21.85	$25.78	$18.97	$12.84	$25.37

Total Return[d]	(1.56%)	(15.24%)	36.09%	47.87%	(46.55%)	19.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,323	$13,153	$19,993	$13,972	$9,865	$20,989
Ratios to average net assets:
Net investment loss	(0.46%)	(0.84%)	(0.99%)	(0.48%)	(0.65%)	(1.07%)
Total expenses	2.33%	2.36%	2.39%	2.38%	2.38%	2.36%
Portfolio turnover rate	86%	288%	273%	228%	310%	188%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

48 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Energy Services Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	12.4%
National Oilwell Varco, Inc.	7.5%
Halliburton Co.	6.9%
Baker Hughes, Inc.	5.7%
Cameron International Corp.	4.7%
FMC Technologies, Inc.	4.2%
Ensco plc — Class A	3.8%
Diamond Offshore Drilling, Inc.	3.8%
Transocean Ltd.	3.6%
Weatherford International Ltd.	3.2%
Top Ten Total	55.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 103.7%

OIL & GAS EQUIPMENT & SERVICES - 75.4%
Schlumberger Ltd.	100,024	$7,234,735
National Oilwell Varco, Inc.	54,348	4,353,818
Halliburton Co.	120,063	4,044,922
Baker Hughes, Inc.	73,152	3,308,665
Cameron International Corp.*	48,757	2,733,805
FMC Technologies, Inc.*	52,803	2,444,779
Weatherford International Ltd.*	145,760	1,848,237
Oceaneering International, Inc.	32,907	1,818,112
Dresser-Rand Group, Inc.*	28,231	1,555,810
Oil States International, Inc.*	19,071	1,515,382
Superior Energy Services, Inc.*	61,801	1,268,157
Dril-Quip, Inc.*	17,618	1,266,382
McDermott International, Inc.*	102,500	1,252,550
Tidewater, Inc.	23,683	1,149,336
Tenaris S.A. ADR	26,154	1,066,299
Helix Energy Solutions Group, Inc.*	54,966	1,004,229
Bristow Group, Inc.	19,687	995,178
Lufkin Industries, Inc.	17,679	951,484
Core Laboratories N.V.	7,785	945,722
CARBO Ceramics, Inc.[1]	14,183	892,394
Exterran Holdings, Inc.*	43,166	875,406
Hornbeck Offshore Services, Inc.*	22,337	818,651
Key Energy Services, Inc.*	99,986	699,902
Total Oil & Gas Equipment & Services		44,043,955
OIL & GAS DRILLING - 28.3%
Ensco plc — Class A	41,091	2,241,925
Diamond Offshore Drilling, Inc.	33,689	2,217,073
Transocean Ltd.	47,177	2,117,776
Noble Corp.	51,391	1,838,770
Helmerich & Payne, Inc.	34,463	1,640,783
Rowan Companies plc — Class A*	43,729	1,476,728
Seadrill Ltd.	33,855	1,327,793
Atwood Oceanics, Inc.*	27,975	1,271,464
Nabors Industries Ltd.*	89,540	1,256,246
Patterson-UTI Energy, Inc.	71,107	1,126,335
Total Oil & Gas Drilling		16,514,893
Total Common Stocks
(Cost $32,691,426)		60,558,848

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$320,086	320,086
Total Repurchase Agreement
(Cost $320,086)		320,086
SECURITIES LENDING COLLATERAL††,3 - 0.8%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	232,848	232,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	229,152	229,152
Total Securities Lending Collateral
(Cost $462,000)		462,000
Total Investments - 105.0%
(Cost $33,473,512)		$61,340,934
Other Assets & Liabilities, net - (5.0)%		(2,925,981)
Total Net Assets - 100.0%		$58,414,953

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $440,440 of
securities loaned
(cost $33,153,426)	$61,020,848
Repurchase agreements, at value
(cost $320,086)	320,086
Total investments
(cost $33,473,512)	61,340,934
Receivables:
Fund shares sold	44,926
Dividends	31,346
Total assets	61,417,206
Liabilities:
Payable for:
Fund shares redeemed	2,452,403
Payable upon return of securities loaned	462,000
Management fees	40,908
Transfer agent and administrative fees	12,032
Distribution and service fees	11,092
Portfolio accounting fees	4,812
Miscellaneous	19,006
Total liabilities	3,002,253
Net assets	$58,414,953
Net assets consist of:
Paid in capital	$71,890,715
Accumulated net investment loss	(113,361)
Accumulated net realized loss on investments	(41,229,823)
Net unrealized appreciation on investments	27,867,422
Net assets	$58,414,953
Investor Class:
Net assets	$38,585,712
Capital shares outstanding	785,458
Net asset value per share	$49.13
Advisor Class:
Net assets	$5,388,411
Capital shares outstanding	117,409
Net asset value per share	$45.89
A-Class:
Net assets	$6,019,042
Capital shares outstanding	128,423
Net asset value per share	$46.87
Maximum offering price per share
(Net asset value divided by 95.25%)	$49.21
C-Class:
Net assets	$8,421,788
Capital shares outstanding	191,981
Net asset value per share	$43.87

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $842)	$351,490
Interest from securities lending, net	680
Interest	114
Total investment income	352,284

Expenses:
Management fees	230,091
Transfer agent and administrative fees	67,674
Distribution and service fees:
Advisor Class	16,117
A-Class	7,896
C-Class	45,671
Portfolio accounting fees	27,069
Registration fees	24,007
Trustees’ fees*	5,645
Custodian fees	4,818
Miscellaneous	1,537
Total expenses	430,525
Net investment loss	(78,241)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,291,812
Net realized gain	1,291,812
Net change in unrealized appreciation
(depreciation) on:
Investments	(3,539,101)
Net change in unrealized appreciation
(depreciation)	(3,539,101)
Net realized and unrealized loss	(2,247,289)
Net decrease in net assets resulting
from operations	$(2,325,530)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(78,241)	$(420,225)
Net realized gain on investments	1,291,812	10,379,464
Net change in unrealized appreciation (depreciation) on investments	(3,539,101)	(46,057,326)
Net decrease in net assets resulting from operations	(2,325,530)	(36,098,087)

Capital share transactions:
Proceeds from sale of shares
Investor Class	85,710,942	234,908,118
Advisor Class	24,641,460	34,706,940
A-Class	691,165	20,278,466
C-Class	16,740,846	44,471,112
Cost of shares redeemed
Investor Class	(80,188,397)	(327,454,174)
Advisor Class	(26,888,478)	(40,482,465)
A-Class	(1,552,334)	(32,499,776)
C-Class	(18,051,090)	(46,859,111)
Net increase (decrease) from capital share transactions	1,104,114	(112,930,890)
Net decrease in net assets	(1,221,416)	(149,028,977)

Net assets:
Beginning of period	59,636,369	208,665,346
End of period	$58,414,953	$59,636,369
Accumulated net investment loss at end of period	$(113,361)	$(35,120)

Capital share activity:
Shares sold
Investor Class	1,790,086	4,303,024
Advisor Class	543,857	674,396
A-Class	15,603	373,580
C-Class	394,201	915,082
Shares redeemed
Investor Class	(1,679,907)	(6,042,507)
Advisor Class	(594,903)	(797,982)
A-Class	(33,590)	(641,283)
C-Class	(424,372)	(961,820)
Net increase (decrease) in shares	10,975	(2,177,510)

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$50.87	$62.66	$42.83	$25.07	$58.04	$47.47
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.14)	(.21)	(.01)	(.24)	(.43)
Net gain (loss) on investments (realized and unrealized)	(1.73)	(11.65)	20.04	17.77	(32.73)	11.00
Total from investment operations	(1.74)	(11.79)	19.83	17.76	(32.97)	10.57
Net asset value, end of period	$49.13	$50.87	$62.66	$42.83	$25.07	$58.04

Total Return[c]	(3.42%)	(18.82%)	46.27%	70.84%	(56.81%)	22.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,586	$34,353	$151,318	$49,371	$59,706	$82,691
Ratios to average net assets:
Net investment loss	(0.06%)	(0.25%)	(0.42%)	(0.01%)	(0.48%)	(0.77%)
Total expenses	1.33%	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	147%	162%	205%	472%	207%	193%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$47.64	$58.97	$40.50	$23.83	$55.45	$45.58
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.34)	(.42)	(.26)	(.43)	(.69)
Net gain (loss) on investments (realized and unrealized)	(1.67)	(10.99)	18.89	16.93	(31.19)	10.56
Total from investment operations	(1.75)	(11.33)	18.47	16.67	(31.62)	9.87
Net asset value, end of period	$45.89	$47.64	$58.97	$40.50	$23.83	$55.45

Total Return[c]	(3.67%)	(19.21%)	45.61%	69.95%	(57.02%)	21.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,388	$8,025	$17,222	$6,631	$7,058	$15,929
Ratios to average net assets:
Net investment loss	(0.35%)	(0.66%)	(0.93%)	(0.70%)	(0.92%)	(1.28%)
Total expenses	1.83%	1.86%	1.89%	1.88%	1.88%	1.87%
Portfolio turnover rate	147%	162%	205%	472%	207%	193%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$48.59	$60.01	$41.12	$24.13	$55.99	$45.90
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.25)	(.31)	(.16)	(.31)	(.55)
Net gain (loss) on investments (realized and unrealized)	(1.65)	(11.17)	19.20	17.15	(31.55)	10.64
Total from investment operations	(1.72)	(11.42)	18.89	16.99	(31.86)	10.09
Net asset value, end of period	$46.87	$48.59	$60.01	$41.12	$24.13	$55.99

Total Return[c]	(3.54%)	(19.03%)	45.94%	70.41%	(56.90%)	21.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,019	$7,115	$24,849	$8,957	$4,920	$11,450
Ratios to average net assets:
Net investment loss	(0.29%)	(0.47%)	(0.67%)	(0.43%)	(0.68%)	(1.01%)
Total expenses	1.58%	1.61%	1.64%	1.63%	1.63%	1.62%
Portfolio turnover rate	147%	162%	205%	472%	207%	193%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$45.66	$56.81	$39.22	$23.19	$54.22	$44.79
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.54)	(.60)	(.44)	(.64)	(.93)
Net gain (loss) on investments (realized and unrealized)	(1.57)	(10.61)	18.19	16.47	(30.39)	10.36
Total from investment operations	(1.79)	(11.15)	17.59	16.03	(31.03)	9.43
Net asset value, end of period	$43.87	$45.66	$56.81	$39.22	$23.19	$54.22

Total Return[c]	(3.92%)	(19.63%)	44.85%	69.12%	(57.23%)	21.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,422	$10,144	$15,276	$11,059	$9,196	$29,316
Ratios to average net assets:
Net investment loss	(1.06%)	(1.13%)	(1.43%)	(1.25%)	(1.41%)	(1.76%)
Total expenses	2.33%	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	147%	162%	205%	472%	207%	193%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Financial Services Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.7%
Wells Fargo & Co.	3.4%
JPMorgan Chase & Co.	3.1%
Citigroup, Inc.	2.4%
Bank of America Corp.	2.4%
U.S. Bancorp	2.1%
American Express Co.	2.0%
Goldman Sachs Group, Inc.	1.9%
American International Group, Inc.	1.8%
Simon Property Group, Inc.	1.7%
Top Ten Total	24.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 108.4%

PROPERTY & CASUALTY INSURANCE - 10.8%
Berkshire Hathaway, Inc. — Class B*	4,383	$386,580
Travelers Companies, Inc.	1,983	135,360
Chubb Corp.	1,567	119,531
Allstate Corp.	2,886	114,314
ACE Ltd.	1,462	110,527
Progressive Corp.	4,478	92,874
XL Group plc — Class A	3,679	88,406
Cincinnati Financial Corp.	1,710	64,792
Total Property & Casualty Insurance		1,112,384
DIVERSIFIED BANKS - 10.6%
Wells Fargo & Co.	10,245	353,759
U.S. Bancorp	6,205	212,831
Itau Unibanco Holding S.A. ADR	6,777	103,553
Banco Bradesco S.A. ADR	6,224	100,020
ICICI Bank Ltd. ADR	2,249	90,275
HSBC Holdings plc ADR	1,801	83,674
Barclays plc ADR	5,744	79,669
Comerica, Inc.	2,058	63,901
Total Diversified Banks		1,087,682
ASSET MANAGEMENT & CUSTODY BANKS - 9.8%
BlackRock, Inc. — Class A	818	145,848
Franklin Resources, Inc.	1,084	135,576
Bank of New York Mellon Corp.	5,869	132,757
State Street Corp.	2,752	115,474
T. Rowe Price Group, Inc.	1,652	104,572
Ameriprise Financial, Inc.	1,582	89,684
Invesco Ltd.	3,477	86,890
Northern Trust Corp.	1,863	86,471
Affiliated Managers Group, Inc.*	532	65,436
Legg Mason, Inc.	1,910	47,139
Total Asset Management & Custody Banks		1,009,847
SPECIALIZED REITs - 9.4%
American Tower Corp. — Class A	1,970	140,638
Public Storage	938	130,541
HCP, Inc.	2,575	114,536
Ventas, Inc.	1,814	112,922
Health Care REIT, Inc.	1,769	102,160
Weyerhaeuser Co.	3,728	97,450
Host Hotels & Resorts, Inc.	5,512	88,468
Plum Creek Timber Company, Inc.	1,585	69,486
Rayonier, Inc.	1,304	63,909
Senior Housing Properties Trust	2,350	51,183
Total Specialized REITs		971,293
REGIONAL BANKS - 8.7%
PNC Financial Services Group, Inc.	2,364	149,168
BB&T Corp.	3,789	125,643
SunTrust Banks, Inc.	3,594	101,602
Fifth Third Bancorp	6,364	98,706
M&T Bank Corp.	961	91,449
Regions Financial Corp.	11,310	81,545
CIT Group, Inc.*	1,899	74,802
KeyCorp	8,515	74,421
Huntington Bancshares, Inc.	9,177	63,321
First Horizon National Corp.	4,150	39,965
Total Regional Banks		900,622
OTHER DIVERSIFIED FINANCIAL SERVICES - 8.0%
JPMorgan Chase & Co.	8,003	323,961
Citigroup, Inc.	7,723	252,697
Bank of America Corp.	28,292	249,818
Total Other Diversified Financial Services		826,476
RETAIL REITs - 7.1%
Simon Property Group, Inc.	1,173	178,073
General Growth Properties, Inc.	5,748	111,971
Kimco Realty Corp.	3,699	74,979
Macerich Co.	1,252	71,652
Federal Realty Investment Trust	652	68,656
Realty Income Corp.	1,500	61,335
Taubman Centers, Inc.	740	56,780
DDR Corp.	3,690	56,678
Regency Centers Corp.	1,130	55,065
Total Retail REITs		735,189
LIFE & HEALTH INSURANCE - 6.5%
MetLife, Inc.	4,681	161,308
Prudential Financial, Inc.	2,379	129,679
Aflac, Inc.	2,598	124,392
Principal Financial Group, Inc.	2,714	73,115
Lincoln National Corp.	2,790	67,490
Unum Group	3,103	59,640
Torchmark Corp.	1,131	58,077
Total Life & Health Insurance		673,701
CONSUMER FINANCE - 5.3%
American Express Co.	3,684	209,472
Capital One Financial Corp.	2,654	151,305
Discover Financial Services	3,029	120,342
SLM Corp.	4,442	69,828
Total Consumer Finance		550,947
INVESTMENT BANKING & BROKERAGE - 5.0%
Goldman Sachs Group, Inc.	1,706	193,938
Morgan Stanley	8,990	150,493
Charles Schwab Corp.	8,120	103,855
TD Ameritrade Holding Corp.	4,828	74,206
Total Investment Banking & Brokerage		522,492
RESIDENTIAL REITs - 4.8%
Equity Residential	1,919	110,401
AvalonBay Communities, Inc.	694	94,377
UDR, Inc.	2,638	65,475
Essex Property Trust, Inc.	410	60,778
Camden Property Trust	935	60,298
American Campus Communities, Inc.	1,200	52,656
Apartment Investment &
Management Co. — Class A	1,970	51,200
Total Residential REITs		495,185

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
FINANCIAL SERVICES FUND

	Shares	Value

MULTI-LINE INSURANCE - 4.3%
American International Group, Inc.*	5,530	$181,329
Loews Corp.	2,560	105,626
Hartford Financial Services Group, Inc.	3,951	76,807
Assurant, Inc.	1,230	45,879
Genworth Financial, Inc. — Class A*	7,720	40,376
Total Multi-Line Insurance		450,017
SPECIALIZED FINANCE - 3.8%
CME Group, Inc. — Class A	2,005	114,887
Moody’s Corp.	1,859	82,112
IntercontinentalExchange, Inc.*	603	80,446
NYSE Euronext	2,591	63,868
NASDAQ OMX Group, Inc.	2,210	51,482
Total Specialized Finance		392,795
OFFICE REITs - 2.9%
Boston Properties, Inc.	963	106,517
Digital Realty Trust, Inc.	1,103	77,045
SL Green Realty Corp.	884	70,782
Highwoods Properties, Inc.	1,270	41,427
Total Office REITs		295,771
MORTGAGE REITs - 2.3%
Annaly Capital Management, Inc.	6,240	105,082
American Capital Agency Corp.	2,594	89,726
Two Harbors Investment Corp.	4,070	47,823
Total Mortgage REITs		242,631
INSURANCE BROKERS - 2.0%
Marsh & McLennan Companies, Inc.	3,316	112,512
Aon plc	1,884	98,514
Total Insurance Brokers		211,026
THRIFTS & MORTGAGE FINANCE - 1.7%
New York Community Bancorp, Inc.	4,719	66,821
People’s United Financial, Inc.	4,515	54,812
Hudson City Bancorp, Inc.	6,810	54,208
Total Thrifts & Mortgage Finance		175,841
DIVERSIFIED CAPITAL MARKETS - 1.5%
Deutsche Bank AG	2,076	82,314
Credit Suisse Group AG ADR	3,615	76,457
Total Diversified Capital Markets		158,771
DIVERSIFIED REITs - 1.5%
Vornado Realty Trust	1,252	101,475
Duke Realty Corp.	3,500	51,450
Total Diversified REITs		152,925
INDUSTRIAL REITs - 1.0%
Prologis, Inc.	3,006	105,300
REINSURANCE - 0.8%
Everest Re Group Ltd.	758	81,076
REAL ESTATE SERVICES - 0.6%
CBRE Group, Inc. — Class A*	3,415	62,870
Total Common Stocks
(Cost $7,874,072)		11,214,841

	Face
	amount
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$56,005	56,005
Total Repurchase Agreement
(Cost $56,005)		56,005
Total Investments - 108.9%
(Cost $7,930,077)		$11,270,846
Other Assets & Liabilities, net - (8.9)%		(922,167)
Total Net Assets - 100.0%		$10,348,679

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $7,874,072)	$11,214,841
Repurchase agreements, at value
(cost $56,005)	56,005
Total investments
(cost $7,930,077)	11,270,846
Receivables:
Fund shares sold	116,711
Dividends	18,415
Total assets	11,405,972
Liabilities:
Payable for:
Fund shares redeemed	1,043,020
Management fees	6,499
Transfer agent and administrative fees	1,912
Distribution and service fees	1,522
Portfolio accounting fees	764
Miscellaneous	3,576
Total liabilities	1,057,293
Net assets	$10,348,679
Net assets consist of:
Paid in capital	$14,072,399
Undistributed net investment income	147,833
Accumulated net realized loss on investments	(7,212,322)
Net unrealized appreciation on investments	3,340,769
Net assets	$10,348,679
Investor Class:
Net assets	$6,655,079
Capital shares outstanding	84,962
Net asset value per share	$78.33
Advisor Class:
Net assets	$2,338,216
Capital shares outstanding	31,933
Net asset value per share	$73.22
A-Class:
Net assets	$514,514
Capital shares outstanding	6,875
Net asset value per share	$74.84
Maximum offering price per share
(Net asset value divided by 95.25%)	$78.57
C-Class:
Net assets	$840,870
Capital shares outstanding	12,050
Net asset value per share	$69.78

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,672)	$155,471
Interest	32
Total investment income	155,503

Expenses:
Management fees	62,216
Transfer agent and administrative fees	18,299
Distribution and service fees:
Advisor Class	10,010
A-Class	955
C-Class	3,166
Portfolio accounting fees	7,319
Custodian fees	1,351
Trustees’ fees*	1,036
Miscellaneous	7,194
Total expenses	111,546
Net investment income	43,957

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,232,809
Net realized gain	1,232,809
Net change in unrealized appreciation
(depreciation) on:
Investments	(2,508,642)
Net change in unrealized appreciation
(depreciation)	(2,508,642)
Net realized and unrealized loss	(1,275,833)
Net decrease in net assets resulting
from operations	$(1,231,876)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

financial services fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$43,957	$103,430
Net realized gain (loss) on investments	1,232,809	(1,220,034)
Net change in unrealized appreciation (depreciation) on investments	(2,508,642)	1,814,186
Net increase (decrease) in net assets resulting from operations	(1,231,876)	697,582

Distributions to shareholders from:
Net investment income
Investor Class	—	(4,792)
Advisor Class	—	(283)
A-Class	—	(282)
C-Class	—	(276)
Total distributions to shareholders	—	(5,633)

Capital share transactions:
Proceeds from sale of shares
Investor Class	56,829,378	147,870,058
Advisor Class	11,923,455	20,606,160
A-Class	509,324	5,182,199
C-Class	3,878,471	13,036,171
Distributions reinvested
Investor Class	—	4,758
Advisor Class	—	279
A-Class	—	199
C-Class	—	258
Cost of shares redeemed
Investor Class	(69,148,697)	(133,582,777)
Advisor Class	(13,641,823)	(20,032,579)
A-Class	(607,838)	(6,307,011)
C-Class	(3,826,356)	(13,219,440)
Net increase (decrease) from capital share transactions	(14,084,086)	13,558,275
Net increase (decrease) in net assets	(15,315,962)	14,250,224

Net assets:
Beginning of period	25,664,641	11,414,417
End of period	$10,348,679	$25,664,641
Undistributed net investment income at end of period	$147,833	$103,876

Capital share activity:
Shares sold
Investor Class	760,445	2,115,046
Advisor Class	171,684	329,675
A-Class	6,900	72,286
C-Class	57,490	197,182
Shares issued from reinvestment of distributions
Investor Class	—	76
Advisor Class	—	5
A-Class	—	3
C-Class	—	5
Shares redeemed
Investor Class	(930,026)	(1,920,753)
Advisor Class	(197,455)	(319,490)
A-Class	(8,441)	(86,753)
C-Class	(57,064)	(200,740)
Net increase (decrease) in shares	(196,467)	186,542

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 59

financial services fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$78.47	$81.18	$75.23	$44.37	$101.80	$142.50
Income (loss) from investment operations:
Net investment income[b]	.33	.61	.15	.41	1.60	1.70
Net gain (loss) on investments (realized and unrealized)	(.47)	(3.29)	6.75	31.07	(57.13)	(40.20)
Total from investment operations	(.14)	(2.68)	6.90	31.48	(55.53)	(38.50)
Less distributions from:
Net investment income	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$78.33	$78.47	$81.18	$75.23	$44.37	$101.80

Total Return[c]	(0.17%)	(3.31%)	9.33%	71.12%	(54.76%)	(27.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,655	$19,973	$4,885	$26,364	$13,257	$4,640
Ratios to average net assets:
Net investment income	0.87%	0.86%	0.19%	0.64%	2.16%	1.25%
Total expenses	1.33%	1.34%	1.39%	1.38%	1.37%	1.38%
Portfolio turnover rate	344%	970%	601%	447%	755%	913%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$73.53	$76.47	$71.29	$42.28	$97.80	$137.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.26	(.14)	.12	1.30	.90
Net gain (loss) on investments (realized and unrealized)	(.32)	(3.17)	6.27	29.51	(54.92)	(38.50)
Total from investment operations	(.31)	(2.91)	6.13	29.63	(53.62)	(37.60)
Less distributions from:
Net investment income	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$73.22	$73.53	$76.47	$71.29	$42.28	$97.80

Total Return[c]	(0.42%)	(3.80%)	8.76%	70.26%	(55.06%)	(27.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,338	$4,243	$3,634	$3,285	$2,710	$1,957
Ratios to average net assets:
Net investment income (loss)	0.04%	0.37%	(0.20%)	0.21%	1.83%	0.70%
Total expenses	1.83%	1.85%	1.89%	1.88%	1.88%	1.89%
Portfolio turnover rate	344%	970%	601%	447%	755%	913%

60 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

financial services fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$75.07	$77.87	$72.38	$42.80	$98.60	$138.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.45	(.01)	.30	1.30	1.60
Net gain (loss) on investments (realized and unrealized)	(.48)	(3.22)	6.45	29.90	(55.20)	(39.00)
Total from investment operations	(.23)	(2.77)	6.44	30.20	(53.90)	(37.40)
Less distributions from:
Net investment income	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$74.84	$75.07	$77.87	$72.38	$42.80	$98.60

Total Return[c]	(0.31%)	(3.57%)	9.06%	70.74%	(54.92%)	(27.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$515	$632	$1,782	$1,408	$2,683	$1,367
Ratios to average net assets:
Net investment income (loss)	0.70%	0.64%	(0.01%)	0.50%	1.97%	1.42%
Total expenses	1.58%	1.61%	1.64%	1.63%	1.62%	1.59%
Portfolio turnover rate	344%	970%	601%	447%	755%	913%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$70.26	$73.42	$68.79	$41.01	$95.10	$134.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.12)	(.49)	(.24)	.80	.50
Net gain (loss) on investments (realized and unrealized)	(.51)	(3.01)	6.07	28.64	(52.99)	(37.80)
Total from investment operations	(.48)	(3.13)	5.58	28.40	(52.19)	(37.30)
Less distributions from:
Net investment income	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	—	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$69.78	$70.26	$73.42	$68.79	$41.01	$95.10

Total Return[c]	(0.67%)	(4.27%)	8.28%	69.44%	(55.16%)	(27.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$841	$817	$1,114	$1,942	$1,407	$2,847
Ratios to average net assets:
Net investment income (loss)	0.10%	(0.18%)	(0.72%)	(0.40%)	1.13%	0.45%
Total expenses	2.33%	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	344%	970%	601%	447%	755%	913%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	September 30, 2012

Health care FUND

Objective:  Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Health Care Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	4.3%
Pfizer, Inc.	4.3%
Merck & Company, Inc.	3.7%
Abbott Laboratories	3.3%
Amgen, Inc.	2.6%
Bristol-Myers Squibb Co.	2.4%
UnitedHealth Group, Inc.	2.4%
Eli Lilly & Co.	2.3%
Express Scripts Holding Co.	2.3%
Gilead Sciences, Inc.	2.2%
Top Ten Total	29.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

62 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

health care fund

	Shares	Value
COMMON STOCKS† - 98.9%

Pharmaceuticals - 34.7%
Johnson & Johnson	70,326	$4,846,164
Pfizer, Inc.	194,394	4,830,691
Merck & Company, Inc.	91,910	4,145,141
Abbott Laboratories	53,005	3,634,023
Bristol-Myers Squibb Co.	79,026	2,667,128
Eli Lilly & Co.	55,112	2,612,860
Allergan, Inc.	20,328	1,861,638
Teva Pharmaceutical Industries Ltd. ADR	28,287	1,171,365
Watson Pharmaceuticals, Inc.*	13,695	1,166,266
Perrigo Co.	9,960	1,157,053
Mylan, Inc.*	45,536	1,111,078
Forest Laboratories, Inc.*	30,247	1,077,096
Warner Chilcott plc — Class A	79,130	1,068,255
Novartis AG ADR	16,709	1,023,593
Valeant Pharmaceuticals International, Inc.*	17,576	971,426
AstraZeneca plc ADR	20,208	967,155
GlaxoSmithKline plc ADR	19,824	916,662
Sanofi ADR	20,400	878,424
Hospira, Inc.*	24,293	797,296
Endo Health Solutions, Inc.*	21,090	668,975
Medicis Pharmaceutical Corp. — Class A	11,200	484,624
Vivus, Inc.*	25,800	459,756
Questcor Pharmaceuticals, Inc.*,1	19,000	351,500
Total Pharmaceuticals		38,868,169
Health Care Equipment - 17.4%
Medtronic, Inc.	54,112	2,333,309
Baxter International, Inc.	33,497	2,018,529
Stryker Corp.	29,203	1,625,439
Intuitive Surgical, Inc.*	3,131	1,551,818
Covidien plc	23,550	1,399,341
Becton Dickinson and Co.	17,696	1,390,198
St. Jude Medical, Inc.	30,313	1,277,087
Edwards Lifesciences Corp.*	11,690	1,255,155
Zimmer Holdings, Inc.	17,878	1,208,910
CR Bard, Inc.	10,079	1,054,767
Boston Scientific Corp.*	175,785	1,009,006
Varian Medical Systems, Inc.*	15,005	905,102
CareFusion Corp.*	31,064	881,907
ResMed, Inc.	21,169	856,709
Hologic, Inc.*	39,370	796,849
Total Health Care Equipment		19,564,126
Biotechnology - 15.5%
Amgen, Inc.	34,308	2,892,850
Gilead Sciences, Inc.*	37,415	2,481,737
Biogen Idec, Inc.*	13,806	2,060,269
Celgene Corp.*	26,345	2,012,758
Alexion Pharmaceuticals, Inc.*	14,492	1,657,885
Regeneron Pharmaceuticals, Inc.*	9,021	1,377,146
Vertex Pharmaceuticals, Inc.*	21,601	1,208,576
Amarin Corporation plc ADR*	67,500	850,500
Onyx Pharmaceuticals, Inc.*	9,800	828,100
Medivation, Inc.*	13,100	738,316
Ariad Pharmaceuticals, Inc.*	29,500	714,638
Arena Pharmaceuticals, Inc.*	54,400	452,608
Total Biotechnology		17,275,383
Managed Health Care - 9.1%
UnitedHealth Group, Inc.	48,132	2,666,994
WellPoint, Inc.	26,236	1,521,950
Cigna Corp.	27,671	1,305,241
Aetna, Inc.	32,692	1,294,603
Humana, Inc.	17,072	1,197,601
Coventry Health Care, Inc.	20,056	836,135
AMERIGROUP Corp.*	8,240	753,383
WellCare Health Plans, Inc.*	9,520	538,356
Total Managed Health Care		10,114,263
Health Care Services - 7.4%
Express Scripts Holding Co.*	40,068	2,511,061
DaVita, Inc.*	10,919	1,131,318
Catamaran Corp.*	11,500	1,126,655
Quest Diagnostics, Inc.	17,694	1,122,330
Laboratory Corporation of America Holdings*	11,456	1,059,336
Omnicare, Inc.	20,249	687,859
HMS Holdings Corp.*	18,090	604,749
Total Health Care Services		8,243,308
Life Sciences Tools & Services - 5.9%
Thermo Fisher Scientific, Inc.	27,489	1,617,177
Agilent Technologies, Inc.	33,144	1,274,387
Life Technologies Corp.*	21,052	1,029,022
Waters Corp.*	11,348	945,629
Illumina, Inc.*	17,814	858,635
Mettler-Toledo International, Inc.*	4,730	807,600
Total Life Sciences Tools & Services		6,532,450
Health Care Distributors - 4.4%
McKesson Corp.	18,336	1,577,446
Cardinal Health, Inc.	33,189	1,293,375
AmerisourceBergen Corp. — Class A	28,196	1,091,467
Henry Schein, Inc.*	11,747	931,185
Total Health Care Distributors		4,893,473
Health Care Facilities - 1.9%
HCA Holdings, Inc.	40,827	1,357,498
Universal Health Services, Inc. — Class B	16,282	744,576
Total Health Care Facilities		2,102,074
Health Care Supplies - 1.4%
DENTSPLY International, Inc.	21,783	830,804
Cooper Companies, Inc.	8,029	758,419
Total Health Care Supplies		1,589,223
Health Care Technology - 1.2%
Cerner Corp.*	16,868	1,305,752
Total Common Stocks
(Cost $92,810,820)		110,488,221

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

health care fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$574,325	$574,325
Total Repurchase Agreement
(Cost $574,325)		574,325
SECURITIES LENDING COLLATERAL††,3 - 0.2%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	87,270	87,270
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	85,886	85,886
Total Securities Lending Collateral
(Cost $173,156)		173,156
Total Investments - 99.6%
(Cost $93,558,301)		$111,235,702
Other Assets & Liabilities, net - 0.4%		412,487
Total Net Assets - 100.0%		$111,648,189

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company

64 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

health care fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value – including $175,528 of
securities loaned
(cost $92,983,976)	$110,661,377
Repurchase agreements, at value
(cost $574,325)	574,325
Total investments
(cost $93,558,301)	111,235,702
Receivables:
Fund shares sold	831,938
Dividends	91,875
Interest	25
Total assets	112,159,540
Liabilities:
Payable for:
Fund shares redeemed	219,807
Payable upon return of securities loaned	173,156
Management fees	55,085
Transfer agent and administrative fees	16,202
Portfolio accounting fees	6,481
Distribution and service fees	4,607
Miscellaneous	36,013
Total liabilities	511,351
Net assets	$111,648,189
Net assets consist of:
Paid in capital	$105,843,051
Undistributed net investment income	115,965
Accumulated net realized loss on investments	(11,988,228)
Net unrealized appreciation on investments	17,677,401
Net assets	$111,648,189
Investor Class:
Net assets	$100,861,412
Capital shares outstanding	5,106,080
Net asset value per share	$19.75
Advisor Class:
Net assets	$3,820,983
Capital shares outstanding	208,047
Net asset value per share	$18.37
A-Class:
Net assets	$2,860,037
Capital shares outstanding	152,793
Net asset value per share	$18.72
Maximum offering price per share
(Net asset value divided by 95.25%)	$19.65
C-Class:
Net assets	$4,105,757
Capital shares outstanding	233,301
Net asset value per share	$17.60

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$717,064
Interest	154
Income from securities lending, net	20
Total investment income	717,238

Expenses:
Management fees	363,324
Transfer agent and administrative fees	106,860
Distribution and service fees:
Advisor Class	9,789
A-Class	3,357
C-Class	17,316
Portfolio accounting fees	42,743
Custodian fees	8,330
Trustees’ fees*	3,150
Miscellaneous	46,404
Total expenses	601,273
Net investment income	115,965

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,416,337)
Net realized loss	(1,416,337)
Net change in unrealized appreciation
(depreciation) on:
Investments	5,322,079
Net change in unrealized appreciation
(depreciation)	5,322,079
Net realized and unrealized gain	3,905,742
Net increase in net assets resulting
from operations	$4,021,707

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 65

health care fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$115,965	$(33,481)
Net realized loss on investments	(1,416,337)	(2,733,212)
Net change in unrealized appreciation (depreciation) on investments	5,322,079	4,434,547
Net increase in net assets resulting from operations	4,021,707	1,667,854

Capital share transactions:
Proceeds from sale of shares
Investor Class	184,561,472	326,325,036
Advisor Class	17,491,571	30,857,462
A-Class	598,581	7,626,282
C-Class	16,467,002	55,798,360
Cost of shares redeemed
Investor Class	(126,459,768)	(308,122,674)
Advisor Class	(17,974,572)	(29,208,278)
A-Class	(824,012)	(5,704,682)
C-Class	(15,975,825)	(56,286,961)
Net increase from capital share transactions	57,884,449	21,284,545
Net increase in net assets	61,906,156	22,952,399

Net assets:
Beginning of period	49,742,033	26,789,634
End of period	$111,648,189	$49,742,033
Undistributed net investment income at end of period	$115,965	$—

Capital share activity:
Shares sold
Investor Class	9,853,972	18,620,010
Advisor Class	1,004,028	1,915,231
A-Class	33,855	466,763
C-Class	990,075	3,613,148
Shares redeemed
Investor Class	(6,820,676)	(17,686,638)
Advisor Class	(1,039,605)	(1,810,557)
A-Class	(46,943)	(371,821)
C-Class	(962,464)	(3,657,187)
Net increase in shares	3,012,242	1,088,949

66 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

health care fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.83	$17.14	$15.80	$11.20	$14.28	$15.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.01	(.02)	(.01)	.07	(.02)
Net gain (loss) on investments (realized and unrealized)	.89	1.68	1.36	4.62	(3.15)	(.98)
Total from investment operations	.92	1.69	1.34	4.61	(3.08)	(1.00)
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.01)	—	—
Net asset value, end of period	$19.75	$18.83	$17.14	$15.80	$11.20	$14.28

Total Return[c]	4.89%	9.86%	8.48%	41.17%	(21.57%)	(6.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,861	$39,036	$19,534	$195,616	$13,920	$22,062
Ratios to average net assets:
Net investment income (loss)	0.35%	0.08%	(0.10%)	(0.04%)	0.48%	(0.13%)
Total expenses	1.34%	1.36%	1.38%	1.37%	1.36%	1.37%
Portfolio turnover rate	137%	582%	619%	241%	745%	444%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.55	$16.04	$14.85	$10.58	$13.57	$14.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.07)	(.05)	(.04)	.01	(.09)
Net gain (loss) on investments (realized and unrealized)	.86	1.58	1.24	4.32	(3.00)	(.93)
Total from investment operations	.82	1.51	1.19	4.28	(2.99)	(1.02)
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.01)	—	—
Net asset value, end of period	$18.37	$17.55	$16.04	$14.85	$10.58	$13.57

Total Return[c]	4.67%	9.41%	8.01%	40.46%	(22.03%)	(6.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,821	$4,275	$2,229	$3,432	$6,353	$13,099
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.44%)	(0.36%)	(0.33%)	0.04%	(0.60%)
Total expenses	1.83%	1.85%	1.88%	1.88%	1.93%	1.86%
Portfolio turnover rate	137%	582%	619%	241%	745%	444%

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 67

health care fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.87	$16.30	$15.05	$10.69	$13.68	$14.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.02)	(.02)	(.03)	.02	(.06)
Net gain (loss) on investments (realized and unrealized)	.83	1.59	1.27	4.40	(3.01)	(.93)
Total from investment operations	.85	1.57	1.25	4.37	(2.99)	(.99)
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.01)	—	—
Net asset value, end of period	$18.72	$17.87	$16.30	$15.05	$10.69	$13.68

Total Return[c]	4.76%	9.63%	8.31%	40.88%	(21.86%)	(6.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,860	$2,964	$1,156	$6,204	$997	$730
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.13%)	(0.14%)	(0.25%)	0.15%	(0.36%)
Total expenses	1.58%	1.60%	1.63%	1.62%	1.63%	1.61%
Portfolio turnover rate	137%	582%	619%	241%	745%	444%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.86	$15.50	$14.39	$10.30	$13.28	$14.35
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.14)	(.11)	(.11)	(.08)	(.16)
Net gain (loss) on investments (realized and unrealized)	.79	1.50	1.22	4.21	(2.90)	(.91)
Total from investment operations	.74	1.36	1.11	4.10	(2.98)	(1.07)
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.01)	—	—
Net asset value, end of period	$17.60	$16.86	$15.50	$14.39	$10.30	$13.28

Total Return[c]	4.39%	8.77%	7.71%	39.81%	(22.44%)	(7.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,106	$3,468	$3,870	$8,393	$5,101	$5,677
Ratios to average net assets:
Net investment loss	(0.58%)	(0.91%)	(0.76%)	(0.91%)	(0.65%)	(1.12%)
Total expenses	2.34%	2.36%	2.38%	2.38%	2.38%	2.37%
Portfolio turnover rate	137%	582%	619%	241%	745%	444%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

68 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

INTERNET FUND

Objective: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Internet Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Google, Inc. — Class A	9.5%
Amazon.com, Inc.	6.3%
QUALCOMM, Inc.	6.0%
Cisco Systems, Inc.	5.9%
eBay, Inc.	4.6%
Facebook, Inc. — Class A	4.1%
Time Warner, Inc.	3.8%
Baidu, Inc. ADR	3.3%
Priceline.com, Inc.	3.2%
Yahoo!, Inc.	2.6%
Top Ten Total	49.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.1%
INTERNET SOFTWARE & SERVICES - 47.8%
Google, Inc. — Class A*	787	$593,791
eBay, Inc.*	5,954	288,233
Facebook, Inc. — Class A*	11,960	258,934
Baidu, Inc. ADR*	1,792	209,341
Yahoo!, Inc.*	10,167	162,418
LinkedIn Corp. — Class A*	1,087	130,875
Equinix, Inc.*	577	118,891
Rackspace Hosting, Inc.*	1,663	109,908
VeriSign, Inc.*	2,111	102,785
Akamai Technologies, Inc.*	2,488	95,191
SINA Corp.*	1,353	87,512
IAC/InterActiveCorp	1,489	77,517
AOL, Inc.*	1,938	68,276
CoStar Group, Inc.*	686	55,936
NetEase, Inc. ADR*	942	52,884
Yelp, Inc. — Class A*	1,780	48,149
MercadoLibre, Inc.	570	47,054
Qihoo 360 Technology Company Ltd. ADR*	2,119	46,724
j2 Global, Inc.	1,400	45,948
Sohu.com, Inc.*	1,046	44,026
Youku Tudou, Inc. ADR*	2,375	43,676
Liquidity Services, Inc.*	857	43,030
ValueClick, Inc.*	2,405	41,342
Ancestry.com, Inc.*	1,367	41,119
Yandex N.V. — Class A*	1,699	40,963
Open Text Corp.*	713	39,315
VistaPrint N.V.*	1,085	37,053
OpenTable, Inc.*	830	34,528
Monster Worldwide, Inc.*	4,444	32,575
Total Internet Software & Services		2,997,994
COMMUNICATIONS EQUIPMENT - 17.2%
QUALCOMM, Inc.	5,992	374,440
Cisco Systems, Inc.	19,437	371,052
Juniper Networks, Inc.*	6,183	105,791
F5 Networks, Inc.*	994	104,072
Research In Motion Ltd.*	10,678	80,085
Ciena Corp.*	3,080	41,888
Total Communications Equipment		1,077,328
INTERNET RETAIL - 15.9%
Amazon.com, Inc.*	1,546	393,180
Priceline.com, Inc.*	328	202,943
Expedia, Inc.	1,742	100,757
TripAdvisor, Inc.*	2,350	77,386
Groupon, Inc. — Class A*,1	15,466	73,618
Netflix, Inc.*	1,128	61,408
Liberty Ventures*	1,000	49,640
Shutterfly, Inc.*	1,204	37,468
Total Internet Retail		996,400
SYSTEMS SOFTWARE - 7.3%
Symantec Corp.*	7,102	127,835
Red Hat, Inc.*	2,111	120,200
Check Point Software Technologies Ltd.*	2,410	116,066
BMC Software, Inc.*	2,246	93,187
Total Systems Software		457,288
MOVIES & ENTERTAINMENT - 3.8%
Time Warner, Inc.	5,283	239,478
APPLICATION SOFTWARE - 3.7%
Intuit, Inc.	2,626	154,619
TIBCO Software, Inc.*	2,610	78,900
Total Application Software		233,519
SEMICONDUCTORS - 2.5%
Broadcom Corp. — Class A	4,561	157,719
INVESTMENT BANKING & BROKERAGE - 0.9%
E*TRADE Financial Corp.*	6,517	57,415
Total Common Stocks
(Cost $3,045,711)		6,217,141

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$40,787	40,787
Total Repurchase Agreement
(Cost $40,787)		40,787
SECURITIES LENDING COLLATERAL††,3 - 0.7%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	20,664	20,664
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	20,336	20,336
Total Securities Lending Collateral
(Cost $41,000)		41,000
Total Investments - 100.4%
(Cost $3,127,498)		$6,298,928
Other Assets & Liabilities, net - (0.4)%		(22,177)
Total Net Assets - 100.0%		$6,276,751

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $39,032 of securities loaned
(cost $3,086,711)	$6,258,141
Repurchase agreements, at value
(cost $40,787)	40,787
Total investments
(cost $3,127,498)	6,298,928
Receivables:
Fund shares sold	53,425
Dividends	70
Total assets	6,352,423
Liabilities:
Payable for:
Payable upon return of securities loaned	41,000
Fund shares redeemed	24,639
Management fees	4,085
Transfer agent and administrative fees	1,202
Distribution and service fees	1,014
Portfolio accounting fees	480
Miscellaneous	3,252
Total liabilities	75,672
Net assets	$6,276,751
Net assets consist of:
Paid in capital	$4,476,690
Accumulated net investment loss	(92,387)
Accumulated net realized loss on investments	(1,278,982)
Net unrealized appreciation on investments	3,171,430
Net assets	$6,276,751
Investor Class:
Net assets	$4,483,616
Capital shares outstanding	88,445
Net asset value per share	$50.69
Advisor Class:
Net assets	$590,026
Capital shares outstanding	12,433
Net asset value per share	$47.46
A-Class:
Net assets	$220,103
Capital shares outstanding	4,546
Net asset value per share	$48.42
Maximum offering price per share
(Net asset value divided by 95.25%)	$50.83
C-Class:
Net assets	$983,006
Capital shares outstanding	21,751
Net asset value per share	$45.19

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$15,311
Interest	17
Income from securities lending, net	3
Total investment income	15,331

Expenses:
Management fees	30,221
Transfer agent and administrative fees	8,889
Distribution and service fees:
Advisor Class	1,637
A-Class	538
C-Class	5,226
Portfolio accounting fees	3,555
Registration fees	3,703
Trustees’ fees*	889
Custodian fees	683
Miscellaneous	(620)
Total expenses	54,721
Net investment loss	(39,390)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	140,293
Net realized gain	140,293
Net change in unrealized appreciation (depreciation) on:
Investments	(623,732)
Net change in unrealized appreciation (depreciation)	(623,732)
Net realized and unrealized loss	(483,439)
Net decrease in net assets resulting from operations	$(522,829)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(39,390)	$(168,561)
Net realized gain on investments	140,293	3,682,105
Net change in unrealized appreciation (depreciation) on investments	(623,732)	(7,435,883)
Net decrease in net assets resulting from operations	(522,829)	(3,922,339)

Capital share transactions:
Proceeds from sale of shares
Investor Class	11,958,750	46,931,498
Advisor Class	121,123	3,247,918
A-Class	311,264	3,283,366
C-Class	6,017,524	25,638,180
Cost of shares redeemed
Investor Class	(13,293,528)	(58,111,981)
Advisor Class	(232,125)	(4,394,039)
A-Class	(855,117)	(3,259,688)
C-Class	(5,623,779)	(26,601,531)
Net decrease from capital share transactions	(1,595,888)	(13,266,277)
Net decrease in net assets	(2,118,717)	(17,188,616)

Net assets:
Beginning of period	8,395,468	25,584,084
End of period	$6,276,751	$8,395,468
Accumulated net investment loss at end of period	$(92,387)	$(52,998)

Capital share activity:
Shares sold
Investor Class	240,337	952,258
Advisor Class	2,753	71,309
A-Class	6,328	69,108
C-Class	138,566	593,808
Shares redeemed
Investor Class	(271,460)	(1,226,540)
Advisor Class	(5,076)	(99,635)
A-Class	(18,467)	(74,379)
C-Class	(130,645)	(617,390)
Net decrease in shares	(37,664)	(331,461)

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$51.90	$52.28	$41.74	$26.58	$38.55	$41.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.51)	(.34)	(.38)	(.29)	.46
Net gain (loss) on investments (realized and unrealized)	(.99)	.13	10.88	15.54	(11.23)	(2.87)
Total from investment operations	(1.21)	(.38)	10.54	15.16	(11.52)	(2.41)
Less distributions from:
Net investment income	—	—	—	—	(.45)	(.15)
Total distributions	—	—	—	—	(.45)	(.15)
Net asset value, end of period	$50.69	$51.90	$52.28	$41.74	$26.58	$38.55

Total Return[c]	(2.33%)	(0.73%)	25.25%	57.04%	(29.63%)	(5.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,484	$6,206	$20,589	$21,924	$61,745	$4,365
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(1.05%)	(0.69%)	(1.12%)	(1.01%)	1.00%
Total expenses	1.33%	1.36%	1.39%	1.37%	1.35%	1.38%
Portfolio turnover rate	196%	380%	291%	443%	550%	870%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$48.71	$49.31	$39.57	$25.32	$36.95	$39.61
Income (loss) from investment operations:
Net investment loss[b]	(.32)	(.71)	(.59)	(.58)	(.41)	(.09)
Net gain (loss) on investments (realized and unrealized)	(.93)	.11	10.33	14.83	(10.77)	(2.42)
Total from investment operations	(1.25)	(.60)	9.74	14.25	(11.18)	(2.51)
Less distributions from:
Net investment income	—	—	—	—	(.45)	(.15)
Total distributions	—	—	—	—	(.45)	(.15)
Net asset value, end of period	$47.46	$48.71	$49.31	$39.57	$25.32	$36.95

Total Return[c]	(2.55%)	(1.24%)	24.61%	56.28%	(29.99%)	(6.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$590	$719	$2,124	$3,908	$3,604	$1,364
Ratios to average net assets:
Net investment loss	(1.41%)	(1.58%)	(1.32%)	(1.74%)	(1.43%)	(0.21%)
Total expenses	1.83%	1.86%	1.89%	1.88%	1.87%	1.88%
Portfolio turnover rate	196%	380%	291%	443%	550%	870%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$49.63	$50.13	$40.12	$25.62	$37.29	$39.87
Income (loss) from investment operations:
Net investment loss[b]	(.27)	(.64)	(.46)	(.50)	(.33)	(.19)
Net gain (loss) on investments (realized and unrealized)	(.94)	.14	10.47	15.00	(10.89)	(2.24)
Total from investment operations	(1.21)	(.50)	10.01	14.50	(11.22)	(2.43)
Less distributions from:
Net investment income	—	—	—	—	(.45)	(.15)
Total distributions	—	—	—	—	(.45)	(.15)
Net asset value, end of period	$48.42	$49.63	$50.13	$40.12	$25.62	$37.29

Total Return[c]	(2.44%)	(1.00%)	24.95%	56.60%	(29.82%)	(6.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$220	$828	$1,101	$2,989	$91	$116
Ratios to average net assets:
Net investment loss	(1.14%)	(1.39%)	(1.01%)	(1.44%)	(1.07%)	(0.44%)
Total expenses	1.58%	1.61%	1.64%	1.63%	1.62%	1.63%
Portfolio turnover rate	196%	380%	291%	443%	550%	870%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$46.50	$47.30	$38.17	$24.56	$36.01	$38.79
Income (loss) from investment operations:
Net investment loss[b]	(.41)	(.94)	(.83)	(.66)	(.59)	(.38)
Net gain (loss) on investments (realized and unrealized)	(.90)	.14	9.96	14.27	(10.41)	(2.25)
Total from investment operations	(1.31)	(.80)	9.13	13.61	(11.00)	(2.63)
Less distributions from:
Net investment income	—	—	—	—	(.45)	(.15)
Total distributions	—	—	—	—	(.45)	(.15)
Net asset value, end of period	$45.19	$46.50	$47.30	$38.17	$24.56	$36.01

Total Return[c]	(2.82%)	(1.69%)	23.92%	55.42%	(30.28%)	(6.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$983	$643	$1,770	$1,057	$602	$1,608
Ratios to average net assets:
Net investment loss	(1.92%)	(2.17%)	(1.92%)	(2.00%)	(1.95%)	(0.89%)
Total expenses	2.33%	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	196%	380%	291%	443%	550%	870%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

74 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

LEISURE FUND

Objective: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Leisure Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Philip Morris International, Inc.	5.3%
Comcast Corp. — Class A	4.2%
Walt Disney Co.	4.2%
McDonald’s Corp.	4.1%
Altria Group, Inc.	3.6%
News Corp. — Class A	3.3%
Time Warner, Inc.	2.8%
Las Vegas Sands Corp.	2.7%
Starbucks Corp.	2.7%
DIRECTV	2.5%
Top Ten Total	35.4%

“Ten Largest Holdings” exclude any temporary cash or   derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 105.8%

CABLE & SATELLITE - 15.7%
Comcast Corp. — Class A	27,853	$996,303
DIRECTV*	11,292	592,378
Time Warner Cable, Inc.	5,852	556,291
Liberty Global, Inc. — Class A*	6,827	414,740
DISH Network Corp. — Class A	12,136	371,483
Virgin Media, Inc.	9,479	279,062
Charter Communications, Inc. — Class A*	3,610	271,003
Cablevision Systems Corp. — Class A	13,098	207,603
Total Cable & Satellite		3,688,863
RESTAURANTS - 15.0%
McDonald’s Corp.	10,629	975,210
Starbucks Corp.	12,438	631,229
Yum! Brands, Inc.	8,341	553,342
Chipotle Mexican Grill, Inc. — Class A*	899	285,468
Darden Restaurants, Inc.	4,783	266,652
Panera Bread Co. — Class A*	1,358	232,069
Dunkin’ Brands Group, Inc.	6,050	176,630
Brinker International, Inc.	4,610	162,733
Cheesecake Factory, Inc.	3,934	140,641
Buffalo Wild Wings, Inc.*	1,527	130,925
Total Restaurants		3,554,899
MOVIES & ENTERTAINMENT - 14.5%
Walt Disney Co.	18,864	986,210
News Corp. — Class A	31,574	774,510
Time Warner, Inc.	14,682	665,535
Viacom, Inc. — Class B	9,968	534,185
Imax Corp.*	8,159	162,446
Cinemark Holdings, Inc.	7,196	161,406
Lions Gate Entertainment Corp.*	9,797	149,600
Total Movies & Entertainment		3,433,892
TOBACCO - 12.6%
Philip Morris International, Inc.	13,896	1,249,806
Altria Group, Inc.	25,189	841,061
Reynolds American, Inc.	11,665	505,561
Lorillard, Inc.	3,254	378,928
Total Tobacco		2,975,356
HOTELS, RESORTS & CRUISE LINES - 9.0%
Carnival Corp.	15,054	548,569
Marriott International, Inc. — Class A	9,153	357,882
Starwood Hotels & Resorts Worldwide, Inc.	5,966	345,789
Wyndham Worldwide Corp.	5,255	275,782
Royal Caribbean Cruises Ltd.	8,622	260,471
Ctrip.com International Ltd. ADR*	12,430	209,818
Ryman Hospitality Properties*	3,560	140,727
Total Hotels, Resorts & Cruise Lines		2,139,038
BROADCASTING - 8.3%
CBS Corp. — Class B	13,365	485,551
Discovery Communications, Inc. — Class A*	7,990	476,444
Liberty Media Corp. - Liberty Capital — Class A*	3,367	350,740
Scripps Networks Interactive, Inc. — Class A	5,060	309,824
Grupo Televisa SAB ADR	8,720	205,007
Pandora Media, Inc.*,1	13,177	144,288
Total Broadcasting		1,971,854
CASINOS & GAMING - 8.3%
Las Vegas Sands Corp.	13,767	638,376
Wynn Resorts Ltd.	2,961	341,818
MGM Resorts International*	21,950	235,963
Melco Crown Entertainment Ltd. ADR*	16,023	215,990
International Game Technology	14,738	192,920
Penn National Gaming, Inc.*	4,373	188,476
Bally Technologies, Inc.*	2,947	145,552
Total Casinos & Gaming		1,959,095
DISTILLERS & VINTNERS - 4.8%
Brown-Forman Corp. — Class B	5,853	381,908
Beam, Inc.	5,364	308,645
Constellation Brands, Inc. — Class A*	7,509	242,916
Diageo plc ADR	1,790	201,787
Total Distillers & Vintners		1,135,256
PUBLISHING - 4.7%
Thomson Reuters Corp.	17,064	492,467
McGraw-Hill Companies, Inc.	7,358	401,673
Gannett Company, Inc.	11,616	206,184
Total Publishing		1,100,324
LEISURE PRODUCTS - 4.0%
Mattel, Inc.	9,989	354,409
Polaris Industries, Inc.	2,895	234,119
Hasbro, Inc.	5,962	227,570
Brunswick Corp.	6,224	140,849
Total Leisure Products		956,947
BREWERS - 3.6%
Cia de Bebidas das Americas ADR	7,840	300,037
Molson Coors Brewing Co. — Class B	6,464	291,203
Anheuser-Busch InBev N.V. ADR	3,013	258,847
Total Brewers		850,087
HOME ENTERTAINMENT SOFTWARE - 2.7%
Activision Blizzard, Inc.	31,111	350,931
Electronic Arts, Inc.*	15,940	202,279
Take-Two Interactive Software, Inc.*	9,299	96,989
Total Home Entertainment Software		650,199
MOTORCYCLE MANUFACTURERS - 1.3%
Harley-Davidson, Inc.	7,467	316,377
LEISURE FACILITIES - 1.3%
Six Flags Entertainment Corp.	2,955	173,754
Life Time Fitness, Inc.*	2,999	137,174
Total Leisure Facilities		310,928
Total Common Stocks
(Cost $21,530,735)		25,043,115

76 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
LEISURE FUND

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 0.1%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$16,895	$16,895
Total Repurchase Agreement
(Cost $16,895)		16,895
SECURITIES LENDING COLLATERAL††,3 - 0.3%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	36,855	36,855
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	36,270	36,270
Total Securities Lending Collateral
(Cost $73,125)		73,125
Total Investments - 106.2%
(Cost $21,620,755)		$25,133,135
Other Assets & Liabilities, net - (6.2)%		(1,476,246)
Total Net Assets - 100.0%		$23,656,889

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $71,175 of securities loaned
(cost $21,603,860)	$25,116,240
Repurchase agreements, at value
(cost $16,895)	16,895
Total investments
(cost $21,620,755)	25,133,135
Receivables:
Dividends	39,269
Fund shares sold	10,025
Foreign taxes reclaim	263
Interest	9
Total assets	25,182,701
Liabilities:
Payable for:
Fund shares redeemed	1,422,335
Payable upon return of securities loaned	73,125
Management fees	14,080
Transfer agent and administrative fees	4,141
Portfolio accounting fees	1,657
Distribution and service fees	1,195
Miscellaneous	9,279
Total liabilities	1,525,812
Net assets	$23,656,889
Net assets consist of:
Paid in capital	$27,127,177
Undistributed net investment income	39,957
Accumulated net realized loss on investments	(7,022,625)
Net unrealized appreciation on investments	3,512,380
Net assets	$23,656,889
Investor Class:
Net assets	$20,619,383
Capital shares outstanding	535,335
Net asset value per share	$38.52
Advisor Class:
Net assets	$1,408,300
Capital shares outstanding	39,441
Net asset value per share	$35.71
A-Class:
Net assets	$818,077
Capital shares outstanding	22,502
Net asset value per share	$36.36
Maximum offering price per share
(Net asset value divided by 95.25%)	$38.17
C-Class:
Net assets	$811,129
Capital shares outstanding	23,578
Net asset value per share	$34.40

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,677)	$159,461
Interest	42
Income from securities lending, net	10
Total investment income	159,513

Expenses:
Management fees	86,837
Transfer agent and administrative fees	25,540
Distribution and service fees:
Advisor Class	2,494
A-Class	860
C-Class	4,137
Portfolio accounting fees	10,216
Custodian fees	1,775
Trustees’ fees*	594
Miscellaneous	11,248
Total expenses	143,701
Net investment income	15,812

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,702,779)
Net realized loss	(1,702,779)
Net change in unrealized appreciation (depreciation) on:
Investments	1,214,021
Net change in unrealized appreciation (depreciation)	1,214,021
Net realized and unrealized loss	(488,758)
Net decrease in net assets resulting from operations	$(472,946)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

leisure fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$15,812	$24,145
Net realized loss on investments	(1,702,779)	(1,120,704)
Net change in unrealized appreciation (depreciation) on investments	1,214,021	490,827
Net decrease in net assets resulting from operations	(472,946)	(605,732)

Capital share transactions:
Proceeds from sale of shares
Investor Class	81,526,776	67,307,816
Advisor Class	865,176	7,640,459
A-Class	494,870	1,101,175
C-Class	577,328	5,204,525
Cost of shares redeemed
Investor Class	(73,069,952)	(56,013,411)
Advisor Class	(852,564)	(6,768,833)
A-Class	(163,546)	(1,923,474)
C-Class	(1,107,691)	(4,790,936)
Net increase from capital share transactions	8,270,397	11,757,321
Net increase in net assets	7,797,451	11,151,589

Net assets:
Beginning of period	15,859,438	4,707,849
End of period	$23,656,889	$15,859,438
Undistributed net investment income at end of period	$39,957	$24,145

Capital share activity:
Shares sold
Investor Class	2,238,843	1,961,935
Advisor Class	24,641	240,055
A-Class	14,440	37,255
C-Class	17,438	171,187
Shares redeemed
Investor Class	(2,046,964)	(1,682,378)
Advisor Class	(25,362)	(218,494)
A-Class	(4,780)	(60,854)
C-Class	(34,433)	(157,894)
Net increase in shares	183,823	290,812

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 79

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$36.94	$33.50	$27.48	$15.40	$31.72	$35.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.17	(.02)	.03	.01	.09
Net gain (loss) on investments (realized and unrealized)	1.55	3.27	6.04	12.05	(16.33)	(4.24)
Total from investment operations	1.58	3.44	6.02	12.08	(16.32)	(4.15)
Net asset value, end of period	$38.52	$36.94	$33.50	$27.48	$15.40	$31.72

Total Return[c]	4.28%	10.27%	21.91%	78.44%	(51.45%)	(11.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,619	$12,687	$2,141	$13,186	$4,132	$3,283
Ratios to average net assets:
Net investment income (loss)	0.19%	0.49%	(0.07%)	0.13%	0.05%	0.24%
Total expenses	1.33%	1.35%	1.39%	1.37%	1.37%	1.39%
Portfolio turnover rate	392%	797%	963%	943%	1,529%	646%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.33	$31.29	$25.81	$14.53	$30.06	$34.14
Income (loss) from investment operations:
Net investment loss[b]	(—)[d]	(.01)	(.16)	(.11)	(.03)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.38	3.05	5.64	11.39	(15.50)	(4.01)
Total from investment operations	1.38	3.04	5.48	11.28	(15.53)	(4.08)
Net asset value, end of period	$35.71	$34.33	$31.29	$25.81	$14.53	$30.06

Total Return[c]	4.02%	9.72%	21.23%	77.63%	(51.66%)	(11.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,408	$1,379	$582	$1,111	$373	$1,611
Ratios to average net assets:
Net investment loss	(0.02%)	(0.03%)	(0.61%)	(0.56%)	(0.11%)	(0.22%)
Total expenses	1.83%	1.86%	1.89%	1.88%	1.88%	1.89%
Portfolio turnover rate	392%	797%	963%	943%	1,529%	646%

80 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.91	$31.75	$26.13	$14.67	$30.30	$34.32
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.07	(.05)	.17	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.40	3.09	5.67	11.29	(15.59)	(3.95)
Total from investment operations	1.45	3.16	5.62	11.46	(15.63)	(4.02)
Net asset value, end of period	$36.36	$34.91	$31.75	$26.13	$14.67	$30.30

Total Return[c]	4.15%	9.95%	21.51%	78.12%	(51.58%)	(11.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$818	$448	$1,157	$489	$25	$206
Ratios to average net assets:
Net investment income (loss)	0.31%	0.23%	(0.18%)	0.74%	(0.16%)	(0.20%)
Total expenses	1.58%	1.60%	1.63%	1.63%	1.63%	1.67%
Portfolio turnover rate	392%	797%	963%	943%	1,529%	646%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.16	$30.36	$25.19	$14.26	$29.66	$33.86
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.15)	(.30)	(.22)	(.18)	(.28)
Net gain (loss) on investments (realized and unrealized)	1.33	2.95	5.47	11.15	(15.22)	(3.92)
Total from investment operations	1.24	2.80	5.17	10.93	(15.40)	(4.20)
Net asset value, end of period	$34.40	$33.16	$30.36	$25.19	$14.26	$29.66

Total Return[c]	3.77%	9.19%	20.52%	76.65%	(51.92%)	(12.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$811	$1,345	$828	$929	$123	$430
Ratios to average net assets:
Net investment loss	(0.53%)	(0.50%)	(1.13%)	(1.01%)	(0.78%)	(0.81%)
Total expenses	2.33%	2.35%	2.39%	2.38%	2.38%	2.40%
Portfolio turnover rate	392%	797%	963%	943%	1,529%	646%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment loss is less than $0.01 per share.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 81

FUND PROFILE (Unaudited)	September 30, 2012

precious metals FUND

Objective: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Precious Metals Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	9.9%
Barrick Gold Corp.	7.4%
Newmont Mining Corp.	7.2%
Goldcorp, Inc.	6.0%
Silver Wheaton Corp.	5.0%
Yamana Gold, Inc.	4.0%
Agnico-Eagle Mines Ltd.	3.9%
Kinross Gold Corp.	3.7%
Randgold Resources Ltd. ADR	3.4%
Royal Gold, Inc.	3.4%
Top Ten Total	53.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

82 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
precious metals fund

	Shares	Value
COMMON STOCKS† - 100.7%

Gold - 65.6%
Barrick Gold Corp.	322,704	$13,476,120
Newmont Mining Corp.	232,427	13,018,236
Goldcorp, Inc.	238,807	10,949,301
Yamana Gold, Inc.[1]	383,585	7,330,309
Agnico-Eagle Mines Ltd.	134,789	6,992,853
Kinross Gold Corp.	664,327	6,782,779
Randgold Resources Ltd. ADR	50,183	6,172,509
Royal Gold, Inc.	61,684	6,159,764
AngloGold Ashanti Ltd. ADR	173,467	6,080,018
Gold Fields Ltd. ADR	418,045	5,371,878
Eldorado Gold Corp.	352,413	5,370,774
Cia de Minas Buenaventura S.A. ADR	115,512	4,500,348
IAMGOLD Corp.	279,627	4,420,903
New Gold, Inc.*	309,023	3,776,261
Allied Nevada Gold Corp.*	89,605	3,499,971
AuRico Gold, Inc.*	449,709	3,138,969
Novagold Resources, Inc.*	556,060	3,113,936
Harmony Gold Mining Company Ltd. ADR	359,472	3,023,160
Franco-Nevada Corp.	41,929	2,470,876
Gold Resource Corp.	87,026	1,866,708
Seabridge Gold, Inc.*	94,448	1,832,291
Total Gold		119,347,964
Precious Metals & Minerals - 20.3%
Silver Wheaton Corp.	228,014	9,054,436
Pan American Silver Corp.	198,469	4,257,160
Coeur d’Alene Mines Corp.*	147,573	4,254,530
Hecla Mining Co.	525,471	3,441,835
Stillwater Mining Co.*	266,094	3,137,248
Silver Standard Resources, Inc.*	159,119	2,550,678
First Majestic Silver Corp.*	109,785	2,543,718
Endeavour Silver Corp.*	230,945	2,304,831
Silvercorp Metals, Inc.	319,025	2,067,282
McEwen Mining, Inc.*	444,502	2,040,264
Harry Winston Diamond Corp.*	107,551	1,273,404
Total Precious Metals & Minerals		36,925,386
Diversified Metals & Mining - 14.8%
Freeport-McMoRan Copper & Gold, Inc.	453,338	17,943,118
Southern Copper Corp.	163,225	5,608,411
Titanium Metals Corp.	256,086	3,285,583
Total Diversified Metals & Mining		26,837,112
Total Common Stocks
(Cost $101,861,319)		183,110,462

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$1,056,740	1,056,740
Total Repurchase Agreement
(Cost $1,056,740)		1,056,740
SECURITIES LENDING COLLATERAL††,3 - 2.0%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	1,809,860	1,809,860
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	1,781,140	1,781,140
Total Securities Lending Collateral
(Cost $3,591,000)		3,591,000
Total Investments - 103.3%
(Cost $106,509,059)		$187,758,202
Other Assets & Liabilities, net - (3.3)%		(6,006,688)
Total Net Assets - 100.0%		$181,751,514

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 83

precious metals fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $3,611,790 of
securities loaned
(cost $105,452,319)	$186,701,462
Repurchase agreements, at value
(cost $1,056,740)	1,056,740
Total investments
(cost $106,509,059)	187,758,202
Cash	44,011
Receivables:
Fund shares sold	895,408
Dividends	27,764
Interest	25
Total assets	188,725,410
Liabilities:
Payable for:
Payable upon return of securities loaned	3,591,000
Fund shares redeemed	3,179,589
Management fees	95,496
Transfer agent and administrative fees	31,832
Distribution and service fees	20,992
Portfolio accounting fees	12,732
Miscellaneous	42,255
Total liabilities	6,973,896
Net assets	$181,751,514
Net assets consist of:
Paid in capital	$121,593,510
Accumulated net investment loss	(839,215)
Accumulated net realized loss on investments	(20,251,936)
Net unrealized appreciation on investments	81,249,155
Net assets	$181,751,514
Investor Class:
Net assets	$141,396,371
Capital shares outstanding	1,982,987
Net asset value per share	$71.30
Advisor Class:
Net assets	$7,422,079
Capital shares outstanding	108,829
Net asset value per share	$68.20
A-Class:
Net assets	$8,720,395
Capital shares outstanding	125,349
Net asset value per share	$69.57
Maximum offering price per share
(Net asset value divided by 95.25%)	$73.04
C-Class:
Net assets	$24,212,669
Capital shares outstanding	380,043
Net asset value per share	$63.71

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $66,015)	$1,010,422
Interest	48
Income from securities lending, net	260
Total investment income	1,010,730

Expenses:
Management fees	476,900
Transfer agent and administrative fees	158,967
Distribution and service fees:
Advisor Class	17,871
A-Class	8,295
C-Class	111,724
Portfolio accounting fees	63,586
Custodian fees	11,145
Trustees’ fees*	9,695
Miscellaneous	63,175
Total expenses	921,358
Net investment income	89,372

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,616,264)
Foreign currency	64
Net realized loss	(2,616,200)
Net change in unrealized appreciation
(depreciation) on:
Investments	21,484,256
Foreign currency	12
Net change in unrealized appreciation
(depreciation)	21,484,268
Net realized and unrealized gain	18,868,068
Net increase in net assets resulting from operations	$18,957,440

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

precious metals fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$89,372	$(476,552)
Net realized gain (loss) on investments	(2,616,200)	19,678,661
Net change in unrealized appreciation (depreciation) on investments	21,484,268	(67,488,597)
Net increase (decrease) in net assets resulting from operations	18,957,440	(48,286,488)

Distributions to shareholders from:
Net investment income
Investor Class	—	(342,783)
Advisor Class	—	(98,439)
A-Class	—	(29,266)
C-Class	—	(131,027)
Total distributions to shareholders	—	(601,515)

Capital share transactions:
Proceeds from sale of shares
Investor Class	200,643,810	423,424,295
Advisor Class	35,097,999	175,221,277
A-Class	6,556,530	16,352,801
C-Class	32,613,351	100,545,119
Distributions reinvested
Investor Class	—	327,275
Advisor Class	—	98,109
A-Class	—	26,774
C-Class	—	127,230
Cost of shares redeemed
Investor Class	(155,712,865)	(456,983,256)
Advisor Class	(37,185,718)	(188,141,866)
A-Class	(5,074,106)	(21,646,696)
C-Class	(36,336,393)	(105,056,886)
Net increase (decrease) from capital share transactions	40,602,608	(55,705,824)
Net increase (decrease) in net assets	59,560,048	(104,593,827)

Net assets:
Beginning of period	122,191,466	226,785,293
End of period	$181,751,514	$122,191,466
Accumulated net investment loss at end of period	$(839,215)	$(928,587)

Capital share activity:
Shares sold
Investor Class	3,300,657	5,482,005
Advisor Class	608,739	2,329,104
A-Class	112,520	219,463
C-Class	601,877	1,456,077
Shares issued from reinvestment of distributions
Investor Class	—	4,566
Advisor Class	—	1,425
A-Class	—	382
C-Class	—	1,971
Shares redeemed
Investor Class	(2,529,206)	(5,909,703)
Advisor Class	(652,406)	(2,541,906)
A-Class	(87,034)	(295,558)
C-Class	(671,415)	(1,512,258)
Net increase (decrease) in shares	683,732	(764,432)

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 85

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$65.73	$86.74	$61.73	$46.36	$69.89	$56.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	(.02)	(.28)	(.44)	(.23)	(.37)
Net gain (loss) on investments
(realized and unrealized)	5.47	(20.70)	25.32	15.96	(23.30)	14.05
Total from investment operations	5.57	(20.72)	25.04	15.52	(23.53)	13.68
Less distributions from:
Net investment income	—	(.29)	(.03)	—	—	—
Net realized gains	—	—	—	(.08)	—	—
Return of capital	—	—	—	(.07)	—	—
Total distributions	—	(.29)	(.03)	(.15)	—	—
Net asset value, end of period	$71.30	$65.73	$86.74	$61.73	$46.36	$69.89

Total Return[c]	8.47%	(23.91%)	40.57%	33.44%	(33.67%)	24.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,396	$79,637	$141,798	$113,546	$160,759	$149,805
Ratios to average net assets:
Net investment income (loss)	0.34%	(0.03%)	(0.37%)	(0.76%)	(0.48%)	(0.58%)
Total expenses	1.23%	1.26%	1.28%	1.28%	1.28%	1.27%
Portfolio turnover rate	86%	235%	322%	383%	245%	203%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$63.02	$83.59	$59.79	$45.12	$68.36	$55.24
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.44)	(.61)	(.79)	(.50)	(.69)
Net gain (loss) on investments
(realized and unrealized)	5.24	(19.84)	24.44	15.61	(22.74)	13.81
Total from investment operations	5.18	(20.28)	23.83	14.82	(23.24)	13.12
Less distributions from:
Net investment income	—	(.29)	(.03)	—	—	—
Net realized gains	—	—	—	(.08)	—	—
Return of capital	—	—	—	(.07)	—	—
Total distributions	—	(.29)	(.03)	(.15)	—	—
Net asset value, end of period	$68.20	$63.02	$83.59	$59.79	$45.12	$68.36

Total Return[c]	8.22%	(24.29%)	39.87%	32.81%	(34.00%)	23.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,422	$9,610	$30,418	$18,677	$12,056	$11,817
Ratios to average net assets:
Net investment loss	(0.20%)	(0.59%)	(0.86%)	(1.35%)	(1.02%)	(1.09%)
Total expenses	1.73%	1.76%	1.78%	1.77%	1.77%	1.77%
Portfolio turnover rate	86%	235%	322%	383%	245%	203%

86 | the RYDEX FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$64.21	$84.97	$60.63	$45.64	$68.96	$55.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.22)	(.45)	(.59)	(.36)	(.55)
Net gain (loss) on investments
(realized and unrealized)	5.31	(20.25)	24.82	15.73	(22.96)	13.92
Total from investment operations	5.36	(20.47)	24.37	15.14	(23.32)	13.37
Less distributions from:
Net investment income	—	(.29)	(.03)	—	—	—
Net realized gains	—	—	—	(.08)	—	—
Return of capital	—	—	—	(.07)	—	—
Total distributions	—	(.29)	(.03)	(.15)	—	—
Net asset value, end of period	$69.57	$64.21	$84.97	$60.63	$45.64	$68.96

Total Return[c]	8.36%	(24.13%)	40.21%	33.14%	(33.82%)	24.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,720	$6,412	$14,919	$8,422	$8,484	$10,911
Ratios to average net assets:
Net investment income (loss)	0.16%	(0.30%)	(0.63%)	(1.04%)	(0.71%)	(0.84%)
Total expenses	1.48%	1.51%	1.53%	1.52%	1.53%	1.52%
Portfolio turnover rate	86%	235%	322%	383%	245%	203%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$59.02	$78.70	$56.58	$42.92	$65.38	$53.12
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.72)	(.94)	(.97)	(.68)	(.97)
Net gain (loss) on investments
(realized and unrealized)	4.85	(18.67)	23.09	14.78	(21.78)	13.23
Total from investment operations	4.69	(19.39)	22.15	13.81	(22.46)	12.26
Less distributions from:
Net investment income	—	(.29)	(.03)	—	—	—
Net realized gains	—	—	—	(.08)	—	—
Return of capital	—	—	—	(.07)	—	—
Total distributions	—	(.29)	(.03)	(.15)	—	—
Net asset value, end of period	$63.71	$59.02	$78.70	$56.58	$42.92	$65.38

Total Return[c]	7.96%	(24.68%)	39.18%	32.14%	(34.35%)	23.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,213	$26,533	$39,650	$23,483	$20,452	$26,319
Ratios to average net assets:
Net investment loss	(0.58%)	(1.04%)	(1.37%)	(1.81%)	(1.43%)	(1.60%)
Total expenses	2.23%	2.26%	2.28%	2.28%	2.27%	2.27%
Portfolio turnover rate	86%	235%	322%	383%	245%	203%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

FUND PROFILE (Unaudited)	September 30, 2012

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Retailing Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	6.5%
Amazon.com, Inc.	4.4%
Home Depot, Inc.	4.0%
CVS Caremark Corp.	3.3%
Costco Wholesale Corp.	2.7%
Target Corp.	2.6%
Walgreen Co.	2.5%
Priceline.com, Inc.	2.5%
Lowe’s Companies, Inc.	2.4%
TJX Companies, Inc.	2.4%
Top Ten Total	33.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

88 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 94.4%

Apparel Retail - 19.1%
TJX Companies, Inc.	14,162	$634,316
The Gap, Inc.	12,599	450,792
Ross Stores, Inc.	6,430	415,378
Limited Brands, Inc.	8,177	402,799
Urban Outfitters, Inc.*	6,729	252,741
Foot Locker, Inc.	7,033	249,672
American Eagle Outfitters, Inc.	9,990	210,589
Ascena Retail Group, Inc.*	9,306	199,614
DSW, Inc. — Class A	2,865	191,153
Chico’s FAS, Inc.	10,296	186,461
Abercrombie & Fitch Co. — Class A	5,076	172,178
Buckle, Inc.	3,543	160,958
Guess?, Inc.	6,150	156,333
ANN, Inc.*	3,802	143,449
Men’s Wearhouse, Inc.	4,133	142,299
Genesco, Inc.*	2,068	137,998
Children’s Place Retail Stores, Inc.*	2,198	131,880
Francesca’s Holdings Corp.*	4,180	128,451
Collective Brands, Inc.*	5,858	127,177
Jos. A. Bank Clothiers, Inc.*	2,583	125,224
Express, Inc.*	8,030	119,005
Finish Line, Inc. — Class A	5,146	117,020
Aeropostale, Inc.*	8,215	111,149
Zumiez, Inc.*	3,700	102,601
Total Apparel Retail		5,069,237
Specialty Stores - 11.0%
Tiffany & Co.	4,893	302,778
PetSmart, Inc.	4,352	300,201
Staples, Inc.	25,805	297,274
Tractor Supply Co.	2,971	293,802
Dick’s Sporting Goods, Inc.	5,267	273,094
Ulta Salon Cosmetics & Fragrance, Inc.	2,815	271,099
Sally Beauty Holdings, Inc.*	9,016	226,211
GNC Holdings, Inc. — Class A	5,720	222,908
Cabela’s, Inc.*	3,894	212,924
Signet Jewelers Ltd.	3,218	156,910
Vitamin Shoppe, Inc.*	2,480	144,634
Hibbett Sports, Inc.*	2,290	136,141
OfficeMax, Inc.	11,200	87,472
Total Specialty Stores		2,925,448
Internet Retail - 10.8%
Amazon.com, Inc.*	4,597	1,169,116
Priceline.com, Inc.*	1,058	654,616
Expedia, Inc.	5,165	298,744
TripAdvisor, Inc.*	6,975	229,687
Groupon, Inc. — Class A*,1	45,979	218,860
Netflix, Inc.*	3,351	182,428
Shutterfly, Inc.*	3,590	111,721
Total Internet Retail		2,865,172
Hypermarkets & Super Centers - 9.8%
Wal-Mart Stores, Inc.	23,360	1,723,968
Costco Wholesale Corp.	7,147	715,593
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	3,380	152,472
Total Hypermarkets & Super Centers		2,592,033
Department Stores - 7.5%
Macy’s, Inc.	11,188	420,893
Kohl’s Corp.	7,339	375,904
Nordstrom, Inc.	6,541	360,932
Sears Holdings Corp.*,1	4,650	258,029
JC Penney Company, Inc.	10,149	246,519
Dillard’s, Inc. — Class A	2,719	196,638
Saks, Inc.*	12,940	133,411
Total Department Stores		1,992,326
General Merchandise Stores - 7.4%
Target Corp.	11,014	699,058
Dollar General Corp.*	8,757	451,336
Dollar Tree, Inc.*	7,570	365,442
Family Dollar Stores, Inc.	4,700	311,610
Big Lots, Inc.*	4,828	142,812
Total General Merchandise Stores		1,970,258
Home Improvement Retail - 6.9%
Home Depot, Inc.	17,463	1,054,242
Lowe’s Companies, Inc.	21,475	649,404
Lumber Liquidators Holdings, Inc.*	2,490	126,193
Total Home Improvement Retail		1,829,839
Automotive Retail - 6.3%
AutoZone, Inc.*	1,200	443,604
O’Reilly Automotive, Inc.*	4,093	342,257
CarMax, Inc.*	9,657	273,293
AutoNation, Inc.*	5,744	250,840
Advance Auto Parts, Inc.	3,601	246,452
Group 1 Automotive, Inc.	2,137	128,712
Total Automotive Retail		1,685,158
Drug Retail - 5.7%
CVS Caremark Corp.	17,974	870,301
Walgreen Co.	18,056	657,961
Total Drug Retail		1,528,262
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc.*	6,748	425,124
Williams-Sonoma, Inc.	5,198	228,556
Aaron’s, Inc.	5,667	157,599
Pier 1 Imports, Inc.	8,108	151,944
Select Comfort Corp.*	4,447	140,303
Total Homefurnishing Retail		1,103,526
Distributors - 2.2%
Genuine Parts Co.	5,503	335,848
LKQ Corp.*	13,720	253,820
Total Distributors		589,668

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI - ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
RETAILING FUND

	Shares	Value
Computer & Electronics Retail - 2.2%
Best Buy Company, Inc.	15,125	$259,999
GameStop Corp. — Class A1	8,055	169,155
Rent-A-Center, Inc. — Class A	4,356	152,808
Total Computer & Electronics Retail		581,962
Catalog Retail - 1.3%
Liberty Interactive Corp. — Class A*	18,613	344,341
Total Common Stocks
(Cost $17,914,320)		25,077,230
RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*	358	4,847
Total Rights
(Cost $–)		4,847

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$99,979	99,979
Total Repurchase Agreement
(Cost $99,979)		99,979

SECURITIES LENDING COLLATERAL††,3 - 1.3%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	176,324	176,324
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	173,526	173,526
Total Securities Lending Collateral
(Cost $349,850)		349,850
Total Investments - 96.1%
(Cost $18,364,149)		$25,531,906
Other Assets & Liabilities, net - 3.9%		1,046,877
Total Net Assets - 100.0%		$26,578,783

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $335,975 of
securities loaned
(cost $18,264,170)	$25,431,927
Repurchase agreements, at value
(cost $99,979)	99,979
Total investments
(cost $18,364,149)	25,531,906
Receivables:
Fund shares sold	1,721,196
Dividends	31,514
Investment advisor	3,088
Interest	21
Total assets	27,287,725
Liabilities:
Payable for:
Payable upon return of securities loaned	349,850
Fund shares redeemed	322,183
Management fees	16,337
Transfer agent and administrative fees	4,805
Distribution and service fees	2,740
Portfolio accounting fees	1,922
Miscellaneous	11,105
Total liabilities	708,942
Net assets	$26,578,783
Net assets consist of:
Paid in capital	$27,507,764
Accumulated net investment loss	(26,623)
Accumulated net realized loss on investments	(8,070,115)
Net unrealized appreciation on investments	7,167,757
Net assets	$26,578,783
Investor Class:
Net assets	$18,656,083
Capital shares outstanding	1,035,781
Net asset value per share	$18.01
Advisor Class:
Net assets	$2,350,640
Capital shares outstanding	138,526
Net asset value per share	$16.97
A-Class:
Net assets	$3,441,967
Capital shares outstanding	199,279
Net asset value per share	$17.27
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.13
C-Class:
Net assets	$2,130,093
Capital shares outstanding	132,760
Net asset value per share	$16.04

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $141)	$223,744
Interest	65
Income from securities lending, net	20
Total investment income	223,829

Expenses:
Management fees	134,854
Transfer agent and administrative fees	39,663
Distribution and service fees:
Advisor Class	4,872
A-Class	5,329
C-Class	10,032
Portfolio accounting fees	15,865
Custodian fees	2,976
Trustees’ fees*	1,263
Miscellaneous	16,731
Total expenses	231,585
Net investment loss	(7,756)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(615,832)
Net realized loss	(615,832)
Net change in unrealized appreciation
(depreciation) on:
Investments	498,662
Net change in unrealized appreciation
(depreciation)	498,662
Net realized and unrealized loss	(117,170)
Net decrease in net assets resulting
from operations	$(124,926)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI - ANNUAL REPORT | 91

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(7,756)	$(32,136)
Net realized loss on investments	(615,832)	(1,736,442)
Net change in unrealized appreciation (depreciation) on investments	498,662	4,064,079
Net increase (decrease) in net assets resulting from operations	(124,926)	2,295,501

Distributions to shareholders from:
Net investment income
Investor Class	—	(10,261)
Advisor Class	—	(2,123)
A-Class	—	(918)
C-Class	—	(2,740)
Total distributions to shareholders	—	(16,042)

Capital share transactions:
Proceeds from sale of shares
Investor Class	64,541,949	154,522,734
Advisor Class	15,317,314	41,989,998
A-Class	5,277,967	6,468,017
C-Class	16,495,809	42,900,385
Distributions reinvested
Investor Class	—	9,550
Advisor Class	—	2,100
A-Class	—	708
C-Class	—	1,782
Cost of shares redeemed
Investor Class	(80,562,430)	(124,920,412)
Advisor Class	(16,812,497)	(39,872,121)
A-Class	(7,565,109)	(1,518,199)
C-Class	(17,070,615)	(43,364,257)
Net increase (decrease) from capital share transactions	(20,377,612)	36,220,285
Net increase (decrease) in net assets	(20,502,538)	38,499,744

Net assets:
Beginning of period	47,081,321	8,581,577
End of period	$26,578,783	$47,081,321
Accumulated net investment loss at end of period	$(26,623)	$(18,867)

Capital share activity:
Shares sold
Investor Class	3,754,574	10,008,491
Advisor Class	934,706	2,942,412
A-Class	319,182	406,397
C-Class	1,073,034	3,163,632
Shares issued from reinvestment of distributions
Investor Class	—	653
Advisor Class	—	152
A-Class	—	50
C-Class	—	136
Shares redeemed
Investor Class	(4,713,015)	(8,272,567)
Advisor Class	(1,038,054)	(2,814,468)
A-Class	(459,678)	(103,243)
C-Class	(1,106,868)	(3,201,016)
Net increase (decrease) in shares	(1,236,119)	2,130,629

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.45	$14.66	$12.75	$8.58	$11.54	$14.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	.05	.03	(.01)	(.04)
Net gain (loss) on investments (realized and unrealized)	.55	2.79	1.89	4.14	(2.95)	(2.89)
Total from investment operations	.56	2.80	1.94	4.17	(2.96)	(2.93)
Less distributions from:
Net investment income	—	(.01)	(.03)	—	—	—
Total distributions	—	(.01)	(.03)	—	—	—
Net asset value, end of period	$18.01	$17.45	$14.66	$12.75	$8.58	$11.54

Total Return[c]	3.21%	19.14%	15.20%	48.60%	(25.65%)	(20.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,656	$34,802	$3,776	$12,060	$84,894	$3,152
Ratios to average net assets:
Net investment income (loss)	0.11%	0.04%	0.34%	0.28%	(0.14%)	(0.27%)
Total expenses	1.33%	1.34%	1.39%	1.38%	1.32%	1.37%
Portfolio turnover rate	185%	822%	1,062%	1,049%	461%	1,205%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.45	$13.91	$12.14	$8.20	$11.10	$13.97
Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.09)	(.07)	(.06)	(.02)	(.12)
Net gain (loss) on investments (realized and unrealized)	.56	2.64	1.87	4.00	(2.88)	(2.75)
Total from investment operations	.52	2.55	1.80	3.94	(2.90)	(2.87)
Less distributions from:
Net investment income	—	(.01)	(.03)	—	—	—
Total distributions	—	(.01)	(.03)	—	—	—
Net asset value, end of period	$16.97	$16.45	$13.91	$12.14	$8.20	$11.10

Total Return[c]	3.16%	18.38%	14.81%	48.05%	(26.13%)	(20.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,351	$3,979	$1,583	$2,350	$901	$800
Ratios to average net assets:
Net investment loss	(0.47%)	(0.66%)	(0.58%)	(0.57%)	(0.26%)	(0.89%)
Total expenses	1.83%	1.84%	1.89%	1.87%	1.88%	1.87%
Portfolio turnover rate	185%	822%	1,062%	1,049%	461%	1,205%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.77	$14.14	$12.31	$8.30	$11.18	$14.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.03)	.18	(.01)	(.02)	(.10)
Net gain (loss) on investments (realized and unrealized)	.52	2.67	1.68	4.02	(2.86)	(2.76)
Total from investment operations	.50	2.64	1.86	4.01	(2.88)	(2.86)
Less distributions from:
Net investment income	—	(.01)	(.03)	—	—	—
Total distributions	—	(.01)	(.03)	—	—	—
Net asset value, end of period	$17.27	$16.77	$14.14	$12.31	$8.30	$11.18

Total Return[c]	2.98%	18.71%	15.09%	48.31%	(25.76%)	(20.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,442	$5,697	$517	$395	$49	$101
Ratios to average net assets:
Net investment income (loss)	(0.30%)	(0.18%)	1.42%	(0.12%)	(0.17%)	(0.73%)
Total expenses	1.58%	1.58%	1.64%	1.62%	1.63%	1.63%
Portfolio turnover rate	185%	822%	1,062%	1,049%	461%	1,205%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.62	$13.27	$11.65	$7.92	$10.76	$13.62
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.13)	(.11)	(.10)	(.07)	(.17)
Net gain (loss) on investments (realized and unrealized)	.49	2.49	1.76	3.83	(2.77)	(2.69)
Total from investment operations	.42	2.36	1.65	3.73	(2.84)	(2.86)
Less distributions from:
Net investment income	—	(.01)	(.03)	—	—	—
Total distributions	—	(.01)	(.03)	—	—	—
Net asset value, end of period	$16.04	$15.62	$13.27	$11.65	$7.92	$10.76

Total Return[c]	2.75%	17.83%	14.14%	47.10%	(26.39%)	(21.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,130	$2,603	$2,705	$1,709	$1,008	$1,291
Ratios to average net assets:
Net investment loss	(0.92%)	(0.96%)	(0.96%)	(1.08%)	(0.76%)	(1.36%)
Total expenses	2.33%	2.35%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	185%	822%	1,062%	1,049%	461%	1,205%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Technology Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.5%
Google, Inc. — Class A	3.6%
International Business Machines Corp.	3.5%
Microsoft Corp.	3.5%
Oracle Corp.	2.7%
Intel Corp.	2.4%
QUALCOMM, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Visa, Inc. — Class A	2.1%
eBay, Inc.	1.8%
Top Ten Total	29.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI - ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 96.1%

Semiconductors - 15.7%
Intel Corp.	16,854	$382,249
Texas Instruments, Inc.	7,136	196,597
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	10,668	168,768
Broadcom Corp. — Class A	4,472	154,642
Avago Technologies Ltd.	4,372	152,430
ARM Holdings plc ADR	5,312	148,630
Mellanox Technologies Ltd.*	1,420	144,173
Marvell Technology Group Ltd.	15,322	140,196
Analog Devices, Inc.	3,090	121,097
Altera Corp.	3,366	114,394
Xilinx, Inc.	3,118	104,172
NVIDIA Corp.*	7,684	102,505
Maxim Integrated Products, Inc.	3,752	99,878
Linear Technology Corp.	3,040	96,824
Microchip Technology, Inc.	2,737	89,609
Micron Technology, Inc.*	14,445	86,453
Skyworks Solutions, Inc.*	3,018	71,119
LSI Corp.*	9,760	67,442
Cirrus Logic, Inc.*	1,390	53,362
First Solar, Inc.*	2,290	50,712
Total Semiconductors		2,545,252
Internet Software & Services - 13.8%
Google, Inc. — Class A*	761	574,174
eBay, Inc.*	5,835	282,472
Facebook, Inc. — Class A*	11,720	253,738
Baidu, Inc. ADR*	1,702	198,828
Yahoo!, Inc.*	9,972	159,303
SINA Corp.*	2,390	154,585
LinkedIn Corp. — Class A*	1,061	127,744
Equinix, Inc.*	560	115,388
Rackspace Hosting, Inc.*	1,630	107,727
VeriSign, Inc.*	2,072	100,886
Akamai Technologies, Inc.*	2,435	93,163
AOL, Inc.*	1,900	66,937
Total Internet Software & Services		2,234,945
Systems Software - 11.4%
Microsoft Corp.	18,690	556,589
Oracle Corp.	13,895	437,554
VMware, Inc. — Class A*	2,346	226,952
Check Point Software Technologies Ltd.*	3,190	153,630
Symantec Corp.*	6,960	125,280
CA, Inc.	4,762	122,693
Red Hat, Inc.*	2,077	118,264
BMC Software, Inc.*	2,207	91,568
Total Systems Software		1,832,530
Communications Equipment - 9.7%
QUALCOMM, Inc.	5,872	366,941
Cisco Systems, Inc.	19,053	363,722
Research In Motion Ltd.*	23,373	175,298
Motorola Solutions, Inc.	2,670	134,969
Juniper Networks, Inc.*	6,060	103,687
F5 Networks, Inc.*	972	101,768
Harris Corp.	1,692	86,664
Riverbed Technology, Inc.*	2,980	69,345
JDS Uniphase Corp.*	4,780	59,200
Aruba Networks, Inc.*	2,570	57,786
Ciena Corp.*	3,020	41,072
Total Communications Equipment		1,560,452
Data Processing & Outsourced Services - 9.3%
Visa, Inc. — Class A	2,556	343,220
Mastercard, Inc. — Class A	589	265,922
Automatic Data Processing, Inc.	3,295	193,285
Paychex, Inc.	3,703	123,273
Western Union Co.	6,484	118,138
Fiserv, Inc.*	1,548	114,598
Fidelity National Information Services, Inc.	3,464	108,146
Alliance Data Systems Corp.*	697	98,939
Computer Sciences Corp.	2,476	79,752
VeriFone Systems, Inc.*	2,110	58,764
Total Data Processing & Outsourced Services		1,504,037
Computer Hardware - 7.7%
Apple, Inc.	1,326	884,786
Hewlett-Packard Co.	12,099	206,409
Dell, Inc.	14,717	145,110
Total Computer Hardware		1,236,305
IT Consulting & Other Services - 7.4%
International Business Machines Corp.	2,688	557,626
Accenture plc — Class A	2,607	182,568
Cognizant Technology Solutions Corp. —
Class A*	2,370	165,710
Infosys Ltd. ADR	3,152	152,998
Teradata Corp.*	1,685	127,066
Total IT Consulting & Other Services		1,185,968
Application Software - 7.1%
Salesforce.com, Inc.*	1,081	165,057
Intuit, Inc.	2,570	151,322
SAP AG ADR	2,028	144,657
Adobe Systems, Inc.*	4,398	142,759
Citrix Systems, Inc.*	1,721	131,777
Autodesk, Inc.*	2,988	99,710
Nuance Communications, Inc.*	3,990	99,311
TIBCO Software, Inc.*	2,560	77,389
SolarWinds, Inc.*	1,270	70,790
Informatica Corp.*	1,958	68,158
Total Application Software		1,150,930

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
TECHNOLOGY FUND

	Shares	Value
Computer Storage & Peripherals - 5.3%
EMC Corp.*	9,855	$268,746
Seagate Technology plc	5,893	182,683
NetApp, Inc.*	3,639	119,650
SanDisk Corp.*	2,603	113,048
Western Digital Corp.	2,862	110,845
Fusion-io, Inc.*	2,010	60,843
Total Computer Storage & Peripherals		855,815
Semiconductor Equipment - 3.3%
ASML Holding N.V.	2,769	148,640
Applied Materials, Inc.	11,835	132,138
KLA-Tencor Corp.	2,138	101,993
Lam Research Corp.*	2,694	85,629
Teradyne, Inc.*	4,073	57,918
Total Semiconductor Equipment		526,318
Electronic Manufacturing Services - 1.8%
TE Connectivity Ltd.	4,207	143,080
Trimble Navigation Ltd.*	1,820	86,741
Jabil Circuit, Inc.	3,530	66,082
Total Electronic Manufacturing Services		295,903
Electronic Components - 1.7%
Corning, Inc.	12,060	158,589
Amphenol Corp. — Class A	1,831	107,809
Total Electronic Components		266,398
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	10,986	123,922
Electronic Arts, Inc.*	5,625	71,381
Total Home Entertainment Software		195,303
Office Electronics - 0.7%
Xerox Corp.	14,830	108,852
Total Common Stocks
(Cost $8,397,286)		15,499,008

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$95,191	95,191
Total Repurchase Agreement
(Cost $95,191)		95,191
Total Investments - 96.7%
(Cost $8,492,477)		$15,594,199
Other Assets & Liabilities, net - 3.3%		533,942
Total Net Assets - 100.0%		$16,128,141

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI - ANNUAL REPORT | 97

TECHNOLOGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value
(cost $8,397,286)	$15,499,008
Repurchase agreements, at value
(cost $95,191)	95,191
Total investments
(cost $8,492,477)	15,594,199
Receivables:
Fund shares sold	688,067
Dividends	9,567
Total assets	16,291,833
Liabilities:
Payable for:
Fund shares redeemed	142,164
Management fees	10,289
Transfer agent and administrative fees	3,026
Distribution and service fees	2,252
Portfolio accounting fees	1,210
Miscellaneous	4,751
Total liabilities	163,692
Net assets	$16,128,141
Net assets consist of:
Paid in capital	$26,545,966
Accumulated net investment loss	(109,434)
Accumulated net realized loss on investments	(17,410,113)
Net unrealized appreciation on investments	7,101,722
Net assets	$16,128,141
Investor Class:
Net assets	$11,298,045
Capital shares outstanding	833,429
Net asset value per share	$13.56
Advisor Class:
Net assets	$1,445,727
Capital shares outstanding	114,087
Net asset value per share	$12.67
A-Class:
Net assets	$1,456,745
Capital shares outstanding	113,293
Net asset value per share	$12.86
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.50
C-Class:
Net assets	$1,927,624
Capital shares outstanding	158,672
Net asset value per share	$12.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,312)	$103,033
Interest	36
Total investment income	103,069

Expenses:
Management fees	71,914
Transfer agent and administrative fees	21,151
Distribution and service fees:
Advisor Class	4,042
A-Class	2,598
C- Class	9,554
Portfolio accounting fees	8,460
Registration fees	6,911
Custodian fees	2,532
Trustees’ fees *	1,646
Miscellaneous	792
Total expenses	129,600
Net investment loss	(26,531)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	1,427,807
Net realized gain	1,427,807
Net change in unrealized appreciation
(depreciation) on:
Investments	(2,738,163)
Net change in unrealized appreciation
(depreciation)	(2,738,163)
Net realized and unrealized loss	(1,310,356)
Net decrease in net assets resulting
from operations	$(1,336,887)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(26,531)	$(104,258)
Net realized gain on investments	1,427,807	1,250,892
Net change in unrealized appreciation (depreciation) on investments	(2,738,163)	(2,397,822)
Net decrease in net assets resulting from operations	(1,336,887)	(1,251,188)

Capital share transactions:
Proceeds from sale of shares
Investor Class	21,620,709	108,582,687
Advisor Class	306,173	8,173,636
A-Class	1,262,556	7,857,718
C-Class	13,387,043	60,684,739
Cost of shares redeemed
Investor Class	(29,435,992)	(122,517,037)
Advisor Class	(1,071,219)	(12,349,402)
A-Class	(7,048,361)	(2,487,350)
C-Class	(14,012,095)	(60,553,860)
Net decrease from capital share transactions	(14,991,186)	(12,608,869)
Net decrease in net assets	(16,328,073)	(13,860,057)

Net assets:
Beginning of period	32,456,214	46,316,271
End of period	$16,128,141	$32,456,214
Accumulated net investment loss at end of period	$(109,434)	$(82,903)

Capital share activity:
Shares sold
Investor Class	1,614,696	8,083,995
Advisor Class	24,157	672,443
A-Class	103,896	613,241
C-Class	1,138,837	5,174,420
Shares redeemed
Investor Class	(2,178,193)	(9,227,976)
Advisor Class	(86,180)	(996,290)
A-Class	(532,736)	(201,069)
C-Class	(1,193,105)	(5,167,807)
Net decrease in shares	(1,108,628)	(1,049,043)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI - ANNUAL REPORT | 99

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.31	$13.94	$12.03	$7.70	$11.77	$12.53
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.01)	(.06)	(.05)	(.03)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.74)	.38	1.97	4.38	(4.04)	(.66)
Total from investment operations	(.75)	.37	1.91	4.33	(4.07)	(.76)
Net asset value, end of period	$13.56	$14.31	$13.94	$12.03	$7.70	$11.77

Total Return[c]	(5.24%)	2.65%	15.88%	56.23%	(34.58%)	(6.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,298	$19,985	$35,408	$37,391	$11,601	$9,916
Ratios to average net assets:
Net investment loss	(0.12%)	(0.10%)	(0.48%)	(0.52%)	(0.29%)	(0.72%)
Total expenses	1.34%	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	149%	487%	393%	335%	564%	694%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.41	$13.13	$11.39	$7.32	$11.27	$12.05
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.11)	(.11)	(.11)	(.05)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.71)	.39	1.85	4.18	(3.90)	(.63)
Total from investment operations	(.74)	.28	1.74	4.07	(3.95)	(.78)
Net asset value, end of period	$12.67	$13.41	$13.13	$11.39	$7.32	$11.27

Total Return[c]	(5.52%)	2.13%	15.28%	55.60%	(35.05%)	(6.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,446	$2,361	$6,565	$17,969	$1,914	$2,077
Ratios to average net assets:
Net investment loss	(0.53%)	(0.87%)	(0.94%)	(1.04%)	(0.53%)	(1.16%)
Total expenses	1.85%	1.85%	1.88%	1.87%	1.87%	1.88%
Portfolio turnover rate	149%	487%	393%	335%	564%	694%

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.59	$13.28	$11.49	$7.37	$11.32	$12.09
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.10)	(.09)	(.08)	(.04)	(.11)
Net gain (loss) on investments (realized and unrealized)	(.70)	.41	1.88	4.20	(3.91)	(.66)
Total from investment operations	(.73)	.31	1.79	4.12	(3.95)	(.77)
Net asset value, end of period	$12.86	$13.59	$13.28	$11.49	$7.37	$11.32

Total Return[c]	(5.37%)	2.33%	15.58%	55.90%	(34.89%)	(6.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,457	$7,367	$1,725	$3,936	$1,669	$546
Ratios to average net assets:
Net investment loss	(0.51%)	(0.76%)	(0.73%)	(0.78%)	(0.41%)	(0.86%)
Total expenses	1.58%	1.59%	1.64%	1.63%	1.63%	1.60%
Portfolio turnover rate	149%	487%	393%	335%	564%	694%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.88	$12.69	$11.05	$7.14	$11.04	$11.87
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.17)	(.17)	(.14)	(.12)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.67)	.36	1.81	4.05	(3.78)	(.62)
Total from investment operations	(.73)	.19	1.64	3.91	(3.90)	(.83)
Net asset value, end of period	$12.15	$12.88	$12.69	$11.05	$7.14	$11.04

Total Return[c]	(5.67%)	1.50%	14.84%	54.76%	(35.33%)	(6.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,928	$2,743	$2,618	$3,719	$1,335	$2,448
Ratios to average net assets:
Net investment loss	(1.04%)	(1.45%)	(1.53%)	(1.49%)	(1.24%)	(1.67%)
Total expenses	2.35%	2.36%	2.39%	2.38%	2.38%	2.35%
Portfolio turnover rate	149%	487%	393%	335%	564%	694%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

FUND PROFILE (Unaudited)	September 30, 2012

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Telecommunications Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	10.9%
Verizon Communications, Inc.	8.5%
QUALCOMM, Inc.	7.6%
Cisco Systems, Inc.	7.5%
CenturyLink, Inc.	3.7%
Crown Castle International Corp.	3.2%
Sprint Nextel Corp.	3.0%
Motorola Solutions, Inc.	2.8%
America Movil SAB de CV ADR	2.2%
Vodafone Group plc ADR	2.2%
Top Ten Total	51.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 98.9%

Communications Equipment - 41.1%
QUALCOMM, Inc.	7,553	$471,987
Cisco Systems, Inc.	24,499	467,686
Motorola Solutions, Inc.	3,433	173,538
Juniper Networks, Inc.*	7,789	133,270
F5 Networks, Inc.*	1,250	130,875
Research In Motion Ltd.*	15,494	116,205
Harris Corp.	2,177	111,506
Palo Alto Networks, Inc.*	1,512	93,094
Riverbed Technology, Inc.*	3,836	89,264
JDS Uniphase Corp.*	6,138	76,019
Brocade Communications
Systems, Inc.*	12,633	74,724
Aruba Networks, Inc.*	3,313	74,493
Telefonaktiebolaget LM Ericsson —
Class B ADR	7,588	69,278
InterDigital, Inc.	1,635	60,953
ViaSat, Inc.*	1,569	58,649
Polycom, Inc.*	5,724	56,496
NETGEAR, Inc.*	1,452	55,379
Arris Group, Inc.*	4,219	53,961
Ciena Corp.*	3,882	52,795
Acme Packet, Inc.*	2,858	48,872
Finisar Corp.*	3,375	48,263
ADTRAN, Inc.	2,626	45,377
Total Communications Equipment		2,562,684
Integrated Telecommunication Services - 32.6%
AT&T, Inc.	18,064	681,013
Verizon Communications, Inc.	11,655	531,118
CenturyLink, Inc.	5,660	228,664
Windstream Corp.[1]	10,749	108,672
Telefonica Brasil S.A. ADR	3,393	73,764
Telefonica S.A. ADR	4,839	64,262
BCE, Inc.	1,436	63,098
China Unicom Hong Kong Ltd. ADR	3,809	62,125
KT Corp. ADR	3,796	59,369
France Telecom S.A. ADR	4,784	58,460
Telekomunikasi Indonesia
Persero Tbk PT ADR	1,355	52,750
Cincinnati Bell, Inc.*	8,800	50,160
Total Integrated Telecommunication Services		2,033,455
Wireless Telecommunication Services - 22.1%
Crown Castle International Corp.*	3,093	198,262
Sprint Nextel Corp.*	34,320	189,446
America Movil SAB de CV ADR	5,457	138,826
Vodafone Group plc ADR	4,780	136,206
SBA Communications Corp. — Class A*	2,074	130,455
MetroPCS Communications, Inc.*	7,753	90,788
China Mobile Ltd. ADR	1,543	85,420
Mobile Telesystems OJSC ADR	4,707	82,467
Telephone & Data Systems, Inc.	3,004	76,932
Tim Participacoes S.A. ADR	3,468	66,655
VimpelCom Ltd. ADR	5,582	66,426
SK Telecom Company Ltd. ADR	4,373	63,583
NII Holdings, Inc.*,1	6,920	54,322
Total Wireless Telecommunication Services		1,379,788
Alternative Carriers - 3.1%
Level 3 Communications, Inc.*	4,460	102,446
tw telecom, Inc. — Class A*	3,550	92,549
Total Alternative Carriers		194,995
Total Common Stocks
(Cost $4,756,300)		6,170,922

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$42,561	42,561
Total Repurchase Agreement
(Cost $42,561)		42,561

SECURITIES LENDING COLLATERAL††,3 - 1.3%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	41,026	41,026
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	40,374	40,374
Total Securities Lending Collateral
(Cost $81,400)		81,400
Total Investments - 100.9%
(Cost $4,880,261)		$6,294,883
Other Assets & Liabilities, net - (0.9)%		(55,804)
Total Net Assets - 100.0%		$6,239,079

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI - ANNUAL REPORT | 103

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $75,606 of
securities loaned
(cost $4,837,700)	$6,252,322
Repurchase agreements, at value
(cost $42,561)	42,561
Total investments
(cost $4,880,261)	6,294,883
Receivables:
Fund shares sold	635,112
Dividends	5,912
Foreign taxes reclaim	959
Interest	33
Total assets	6,936,899
Liabilities:
Payable for:
Fund shares redeemed	607,464
Payable upon return of securities loaned	81,400
Management fees	3,939
Transfer agent and administrative fees	1,158
Distribution and service fees	772
Portfolio accounting fees	463
Miscellaneous	2,624
Total liabilities	697,820
Net assets	$6,239,079
Net assets consist of:
Paid in capital	$10,784,390
Undistributed net investment income	166,232
Accumulated net realized loss on investments	(6,126,165)
Net unrealized appreciation on investments	1,414,622
Net assets	$6,239,079
Investor Class:
Net assets	$4,510,619
Capital shares outstanding	336,782
Net asset value per share	$13.39
Advisor Class:
Net assets	$151,505
Capital shares outstanding	12,169
Net asset value per share	$12.45
A-Class:
Net assets	$864,742
Capital shares outstanding	68,350
Net asset value per share	$12.65
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.28
C-Class:
Net assets	$712,213
Capital shares outstanding	59,893
Net asset value per share	$11.89

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $7,867)	$129,911
Income from securities lending, net	32
Interest	11
Total investment income	129,954

Expenses:
Management fees	29,174
Transfer agent and administrative fees	8,581
Distribution and service fees:
Advisor Class	415
A-Class	962
C-Class	3,776
Portfolio accounting fees	3,432
Custodian fees	920
Trustees’ fees*	469
Miscellaneous	3,664
Total expenses	51,393
Net investment income	78,561

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,323,428)
Net realized loss	(1,323,428)
Net change in unrealized appreciation
(depreciation) on:
Investments	(277,402)
Net change in unrealized appreciation
(depreciation)	(277,402)
Net realized and unrealized loss	(1,600,830)
Net decrease in net assets resulting from operations	$(1,522,269)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$78,561	$175,835
Net realized gain (loss) on investments	(1,323,428)	446,580
Net change in unrealized appreciation (depreciation) on investments	(277,402)	(1,853,210)
Net decrease in net assets resulting from operations	(1,522,269)	(1,230,795)

Distributions to shareholders from:
Net investment income
Investor Class	—	(75,956)
Advisor Class	—	(26,034)
A-Class	—	(45,257)
C-Class	—	(22,099)
Total distributions to shareholders	—	(169,346)

Capital share transactions:
Proceeds from sale of shares
Investor Class	33,098,560	47,973,211
Advisor Class	83,911	2,527,832
A-Class	427,627	2,925,127
C-Class	19,975,651	64,107,314
Distributions reinvested
Investor Class	—	74,213
Advisor Class	—	23,065
A-Class	—	45,175
C-Class	—	21,048
Cost of shares redeemed
Investor Class	(34,236,125)	(88,037,595)
Advisor Class	(122,726)	(2,967,150)
A-Class	(1,091,668)	(2,011,577)
C-Class	(19,840,653)	(66,192,569)
Net decrease from capital share transactions	(1,705,423)	(41,511,906)
Net decrease in net assets	(3,227,692)	(42,912,047)

Net assets:
Beginning of period	9,466,771	52,378,818
End of period	$6,239,079	$9,466,771
Undistributed net investment income at end of period	$166,232	$87,671

Capital share activity:
Shares sold
Investor Class	2,510,567	3,399,757
Advisor Class	6,907	180,932
A-Class	35,746	231,535
C-Class	1,737,662	5,027,824
Shares issued from reinvestment of distributions
Investor Class	—	5,970
Advisor Class	—	1,988
A-Class	—	3,841
C-Class	—	1,891
Shares redeemed
Investor Class	(2,681,663)	(5,959,087)
Advisor Class	(10,275)	(214,545)
A-Class	(87,042)	(162,618)
C-Class	(1,732,181)	(5,179,379)
Net decrease in shares	(220,279)	(2,661,891)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.84	$15.71	$13.73	$10.29	$17.04	$19.02
Income (loss) from investment operations:
Net investment income[b]	.14	.41	.10	.26	.27	.12
Net gain (loss) on investments (realized and unrealized)	(.59)	(1.84)	1.96	3.52	(6.68)	(2.08)
Total from investment operations	(.45)	(1.43)	2.06	3.78	(6.41)	(1.96)
Less distributions from:
Net investment income	—	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	—	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$13.39	$13.84	$15.71	$13.73	$10.29	$17.04

Total Return[c]	(3.25%)	(8.77%)	15.06%	36.88%	(37.55%)	(10.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,511	$7,028	$48,089	$4,677	$4,440	$11,134
Ratios to average net assets:
Net investment income	2.23%	2.86%	0.73%	2.03%	1.92%	0.58%
Total expenses	1.35%	1.36%	1.39%	1.39%	1.39%	1.37%
Portfolio turnover rate	775%	793%	1,008%	867%	672%	528%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.90	$14.74	$12.94	$9.75	$16.26	$18.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.22	.03	.23	.17	(.02)
Net gain (loss) on investments (realized and unrealized)	(.60)	(1.62)	1.85	3.30	(6.34)	(1.94)
Total from investment operations	(.45)	(1.40)	1.88	3.53	(6.17)	(1.96)
Less distributions from:
Net investment income	—	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	—	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$12.45	$12.90	$14.74	$12.94	$9.75	$16.26

Total Return[c]	(3.49%)	(9.15%)	14.59%	36.35%	(37.88%)	(10.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152	$200	$695	$279	$9,991	$835
Ratios to average net assets:
Net investment income (loss)	2.47%	1.65%	0.25%	1.94%	1.53%	(0.09%)
Total expenses	1.85%	1.85%	1.88%	1.89%	1.81%	1.88%
Portfolio turnover rate	775%	793%	1,008%	867%	672%	528%

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.09	$14.91	$13.07	$9.83	$16.33	$18.28
Income (loss) from investment operations:
Net investment income[b]	.17	.18	.14	.17	.27	.03
Net gain (loss) on investments (realized and unrealized)	(.61)	(1.56)	1.78	3.41	(6.43)	(1.96)
Total from investment operations	(.44)	(1.38)	1.92	3.58	(6.16)	(1.93)
Less distributions from:
Net investment income	—	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	—	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$12.65	$13.09	$14.91	$13.07	$9.83	$16.33

Total Return[c]	(3.36%)	(8.91%)	14.75%	36.57%	(37.66%)	(10.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$865	$1,566	$699	$1,093	$1,317	$451
Ratios to average net assets:
Net investment income	2.84%	1.41%	1.01%	1.45%	2.15%	0.13%
Total expenses	1.60%	1.60%	1.64%	1.63%	1.63%	1.61%
Portfolio turnover rate	775%	793%	1,008%	867%	672%	528%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.35	$14.19	$12.50	$9.48	$15.91	$17.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.05	(.01)	.10	.13	(.10)
Net gain (loss) on investments (realized and unrealized)	(.58)	(1.45)	1.78	3.26	(6.22)	(1.90)
Total from investment operations	(.46)	(1.40)	1.77	3.36	(6.09)	(2.00)
Less distributions from:
Net investment income	—	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	—	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$11.89	$12.35	$14.19	$12.50	$9.48	$15.91

Total Return[c]	(3.72%)	(9.52%)	14.22%	35.59%	(38.21%)	(11.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$712	$672	$2,896	$1,141	$1,281	$2,846
Ratios to average net assets:
Net investment income (loss)	2.08%	0.39%	(0.07%)	0.86%	0.99%	(0.50%)
Total expenses	2.35%	2.36%	2.39%	2.39%	2.42%	2.37%
Portfolio turnover rate	775%	793%	1,008%	867%	672%	528%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

FUND PROFILE (Unaudited)	September 30, 2012

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Transportation Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	6.7%
Union Pacific Corp.	6.0%
Ford Motor Co.	4.8%
General Motors Co.	4.6%
FedEx Corp.	4.2%
CSX Corp.	3.7%
Norfolk Southern Corp.	3.6%
Johnson Controls, Inc.	3.4%
CH Robinson Worldwide, Inc.	2.5%
Harley-Davidson, Inc.	2.5%
Top Ten Total	42.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.5%

RAILROADS - 19.9%
Union Pacific Corp.	2,546	$302,210
CSX Corp.	8,954	185,796
Norfolk Southern Corp.	2,852	181,473
Kansas City Southern	1,537	116,474
Canadian National Railway Co.	840	74,113
Genesee & Wyoming, Inc. — Class A*	1,074	71,808
Canadian Pacific Railway Ltd.	808	66,975
Total Railroads		998,849
AUTO PARTS & EQUIPMENT - 18.8%
Johnson Controls, Inc.	6,286	172,235
BorgWarner, Inc.*	1,620	111,958
Delphi Automotive plc*	3,410	105,710
TRW Automotive Holdings Corp.*	2,080	90,917
Lear Corp.	2,020	76,336
Autoliv, Inc.	1,080	66,928
Gentex Corp.	3,670	62,427
Magna International, Inc.	1,440	62,294
Visteon Corp.*	1,375	61,133
Dana Holding Corp.	4,230	52,029
Tenneco, Inc.*	1,820	50,960
American Axle & Manufacturing Holdings, Inc.*	3,190	35,951
Total Auto Parts & Equipment		948,878
AIR FREIGHT & LOGISTICS - 15.6%
United Parcel Service, Inc. — Class B	4,713	337,308
FedEx Corp.	2,480	209,858
CH Robinson Worldwide, Inc.	2,163	126,644
Expeditors International of Washington, Inc.	3,071	111,662
Total Air Freight & Logistics		785,472
AUTOMOBILE MANUFACTURERS - 14.8%
Ford Motor Co.	24,515	241,719
General Motors Co.*	10,140	230,685
Tata Motors Ltd. ADR	3,180	81,662
Tesla Motors, Inc.*,1	2,375	69,540
Toyota Motor Corp. ADR	810	63,593
Thor Industries, Inc.	1,560	56,659
Total Automobile Manufacturers		743,858
AIRLINES - 12.0%
Delta Air Lines, Inc.*	12,477	114,290
Southwest Airlines Co.	11,747	103,021
United Continental Holdings, Inc.*	5,250	102,375
Alaska Air Group, Inc.*	1,854	65,001
Latam Airlines Group S.A. ADR	2,490	62,947
Copa Holdings S.A. — Class A	722	58,677
US Airways Group, Inc.*,1	5,074	53,074
JetBlue Airways Corp.*	9,660	46,271
Total Airlines		605,656
TRUCKING - 10.7%
J.B. Hunt Transport Services, Inc.	1,932	100,542
Hertz Global Holdings, Inc.*	6,899	94,723
Old Dominion Freight Line, Inc.*	2,182	65,809
Dollar Thrifty Automotive Group, Inc.*	730	63,459
Landstar System, Inc.	1,268	59,951
Ryder System, Inc.	1,451	56,676
Con-way, Inc.	1,822	49,868
Avis Budget Group, Inc.*	3,214	49,431
Total Trucking		540,459
MOTORCYCLE MANUFACTURERS - 2.5%
Harley-Davidson, Inc.	2,961	125,458
TIRES & RUBBER - 2.3%
Goodyear Tire & Rubber Co.*	5,659	68,983
Cooper Tire & Rubber Co.	2,310	44,306
Total Tires & Rubber		113,289
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.5%
WABCO Holdings, Inc.*	1,330	76,701
MARINE - 1.4%
Kirby Corp.*	1,268	70,095
Total Common Stocks
(Cost $2,969,906)		5,008,715

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$23,715	23,715
Total Repurchase Agreement
(Cost $23,715)		23,715
SECURITIES LENDING COLLATERAL††,3 - 1.8%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	44,654	44,654
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	43,946	43,946
Total Securities Lending Collateral
(Cost $88,600)		88,600
Total Investments - 101.8%
(Cost $3,082,221)		$5,121,030
Other Assets & Liabilities, net - (1.8)%		(88,654)
Total Net Assets - 100.0%		$5,032,376

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

TRANSPORTATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value - including $87,848 of
securities loaned
(cost $3,058,506)	$5,097,315
Repurchase agreements, at value
(cost $23,715)	23,715
Total investments
(cost $3,082,221)	5,121,030
Cash	692
Receivables:
Dividends	9,063
Interest	52
Total assets	5,130,837
Liabilities:
Payable for:
Payable upon return of securities loaned	88,600
Management fees	4,538
Transfer agent and administrative fees	1,335
Distribution and service fees	1,095
Portfolio accounting fees	534
Miscellaneous	2,359
Total liabilities	98,461
Net assets	$5,032,376
Net assets consist of:
Paid in capital	$28,583,239
Accumulated net investment loss	(16,552)
Accumulated net realized loss on investments	(25,573,120)
Net unrealized appreciation on investments	2,038,809
Net assets	$5,032,376
Investor Class:
Net assets	$2,393,145
Capital shares outstanding	95,714
Net asset value per share	$25.00
Advisor Class:
Net assets	$394,856
Capital shares outstanding	17,231
Net asset value per share	$22.92
A-Class:
Net assets	$1,465,430
Capital shares outstanding	62,652
Net asset value per share	$23.39
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.56
C-Class:
Net assets	$778,945
Capital shares outstanding	34,659
Net asset value per share	$22.47

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $601)	$69,041
Income from securities lending, net	52
Interest	19
Total investment income	69,112

Expenses:
Management fees	42,060
Transfer agent and administrative fees	12,371
Distribution and service fees:
Advisor Class	1,451
A-Class	3,300
C-Class	5,068
Portfolio accounting fees	4,948
Custodian fees	1,011
Trustees’ fees*	769
Miscellaneous	4,733
Total expenses	75,711
Net investment loss	(6,599)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(407,579)
Net realized loss	(407,579)
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,188,523)
Net change in unrealized appreciation
(depreciation)	(1,188,523)
Net realized and unrealized loss	(1,596,102)
Net decrease in net assets resulting from operations	$(1,602,701)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(6,599)	$(52,244)
Net realized gain (loss) on investments	(407,579)	701,658
Net change in unrealized appreciation (depreciation) on investments	(1,188,523)	(1,537,677)
Net decrease in net assets resulting from operations	(1,602,701)	(888,263)

Capital share transactions:
Proceeds from sale of shares
Investor Class	52,368,959	146,001,078
Advisor Class	498,695	11,497,718
A-Class	3,300,541	2,345,386
C-Class	12,390,436	53,815,378
Cost of shares redeemed
Investor Class	(56,760,821)	(143,034,415)
Advisor Class	(2,398,232)	(11,458,698)
A-Class	(3,266,312)	(1,836,804)
C-Class	(14,213,057)	(53,256,215)
Net increase (decrease) from capital share transactions	(8,079,791)	4,073,428
Net increase (decrease) in net assets	(9,682,492)	3,185,165

Net assets:
Beginning of period	14,714,868	11,529,703
End of period	$5,032,376	$14,714,868
Accmulated net investment loss at end of period	$(16,552)	$(9,953)

Capital share activity:
Shares sold
Investor Class	2,015,699	5,515,828
Advisor Class	21,073	478,798
A-Class	134,981	91,969
C-Class	540,689	2,280,986
Shares redeemed
Investor Class	(2,217,870)	(5,408,959)
Advisor Class	(98,938)	(496,602)
A-Class	(135,707)	(75,967)
C-Class	(618,145)	(2,250,403)
Net increase (decrease) in shares	(358,218)	135,650

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.96	$27.85	$23.79	$14.38	$25.21	$29.16
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	(.06)	— [c]	(.15)	.07	.06
Net gain (loss) on investments (realized and unrealized)	(1.96)	(.83)	4.06	9.70	(10.90)	(4.01)
Total from investment operations	(1.96)	(.89)	4.06	9.55	(10.83)	(3.95)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Total distributions	—	—	—	(.14)	—	—
Net asset value, end of period	$25.00	$26.96	$27.85	$23.79	$14.38	$25.21

Total Return[d]	(7.27%)	(3.20%)	17.07%	66.51%	(42.96%)	(13.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,393	$8,031	$5,320	$22,292	$20,990	$17,420
Ratios to average net assets:
Net investment income (loss)	0.00%	(0.22%)	0.02%	(0.68%)	0.33%	0.22%
Total expenses	1.33%	1.35%	1.38%	1.37%	1.38%	1.36%
Portfolio turnover rate	536%	1,082%	1,217%	1,073%	875%	952%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.76	$25.70	$22.05	$13.40	$23.59	$27.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.14)	(.17)	(.18)	.10	(.01)
Net gain (loss) on investments (realized and unrealized)	(1.76)	(.80)	3.82	8.97	(10.29)	(3.82)
Total from investment operations	(1.84)	(.94)	3.65	8.79	(10.19)	(3.83)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Total distributions	—	—	—	(.14)	—	—
Net asset value, end of period	$22.92	$24.76	$25.70	$22.05	$13.40	$23.59

Total Return[d]	(7.43%)	(3.66%)	16.55%	65.70%	(43.20%)	(13.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$395	$2,355	$2,902	$2,795	$1,139	$5,152
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.55%)	(0.74%)	(0.95%)	0.51%	(0.05%)
Total expenses	1.83%	1.86%	1.89%	1.88%	1.90%	1.87%
Portfolio turnover rate	536%	1,082%	1,217%	1,073%	875%	952%

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.25	$26.15	$22.37	$13.55	$23.81	$27.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.12)	(.10)	(.04)	.08	— [c]
Net gain (loss) on investments (realized and unrealized)	(1.87)	(.78)	3.88	9.00	(10.34)	(3.79)
Total from investment operations	(1.86)	(.90)	3.78	8.96	(10.26)	(3.79)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Total distributions	—	—	—	(.14)	—	—
Net asset value, end of period	$23.39	$25.25	$26.15	$22.37	$13.55	$23.81

Total Return[d]	(7.33%)	(3.48%)	16.90%	66.22%	(43.09%)	(13.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,465	$1,600	$1,239	$1,842	$561	$228
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.51%)	(0.42%)	(0.22%)	0.43%	0.00%
Total expenses	1.59%	1.61%	1.64%	1.62%	1.67%	1.62%
Portfolio turnover rate	536%	1,082%	1,217%	1,073%	875%	952%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.34	$25.38	$21.87	$13.40	$23.70	$27.68
Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.29)	(.24)	(.24)	(.16)	(.20)
Net gain (loss) on investments (realized and unrealized)	(1.74)	(.75)	3.75	8.85	(10.14)	(3.78)
Total from investment operations	(1.87)	(1.04)	3.51	8.61	(10.30)	(3.98)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Total distributions	—	—	—	(.14)	—	—
Net asset value, end of period	$22.47	$24.34	$25.38	$21.87	$13.40	$23.70

Total Return[d]	(7.68%)	(4.10%)	16.05%	64.35%	(43.46%)	(14.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$779	$2,729	$2,069	$3,375	$2,186	$845
Ratios to average net assets:
Net investment loss	(1.10%)	(1.24%)	(1.04%)	(1.31%)	(0.79%)	(0.73%)
Total expenses	2.33%	2.35%	2.39%	2.38%	2.40%	2.38%
Portfolio turnover rate	536%	1,082%	1,217%	1,073%	875%	952%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

FUND PROFILE (Unaudited)	September 30, 2012

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

Utilities Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.8%
Southern Co.	3.6%
Exelon Corp.	3.1%
NextEra Energy, Inc.	3.1%
Dominion Resources, Inc.	3.1%
American Electric Power Company, Inc.	2.6%
FirstEnergy Corp.	2.4%
PG&E Corp.	2.4%
Consolidated Edison, Inc.	2.4%
PPL Corp.	2.3%
Top Ten Total	28.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

114 | the RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

utilities fund

	Shares	Value
COMMON STOCKS† - 96.3%

Electric Utilities - 46.3%
Duke Energy Corp.	25,756	$1,668,988
Southern Co.	34,095	1,571,438
Exelon Corp.	38,192	1,358,870
NextEra Energy, Inc.	19,290	1,356,666
American Electric Power Company, Inc.	25,816	1,134,355
FirstEnergy Corp.	24,036	1,059,988
PPL Corp.	35,010	1,017,041
Edison International	20,760	948,524
Xcel Energy, Inc.	32,763	907,863
Entergy Corp.	12,479	864,795
Northeast Utilities	22,533	861,437
Cia Energetica de Minas Gerais ADR	49,748	602,946
Pinnacle West Capital Corp.	11,163	589,406
OGE Energy Corp.	10,398	576,673
Pepco Holdings, Inc.	27,093	512,058
N.V. Energy, Inc.	28,156	507,090
ITC Holdings Corp.	6,470	489,003
Westar Energy, Inc.	16,137	478,623
Great Plains Energy, Inc.	20,378	453,614
Cleco Corp.	9,309	390,792
Hawaiian Electric Industries, Inc.	14,783	388,941
Cia Paranaense de Energia ADR	23,215	381,190
Enersis S.A. ADR	22,915	375,577
CPFL Energia S.A. ADR	16,705	366,007
IDACORP, Inc.	8,293	358,838
Portland General Electric Co.	12,998	351,466
UNS Energy Corp.	7,714	322,908
PNM Resources, Inc.	15,060	316,712
Total Electric Utilities		20,211,809
Multi-Utilities - 31.2%
Dominion Resources, Inc.	25,501	1,350,022
PG&E Corp.	24,477	1,044,433
Consolidated Edison, Inc.	17,268	1,034,180
Public Service Enterprise Group, Inc.	30,962	996,357
Sempra Energy	14,999	967,286
DTE Energy Co.	13,285	796,303
CenterPoint Energy, Inc.	35,084	747,289
Wisconsin Energy Corp.	19,404	730,949
Ameren Corp.	21,207	692,833
NiSource, Inc.	25,918	660,391
CMS Energy Corp.	26,229	617,693
SCANA Corp.	12,740	614,960
Alliant Energy Corp.	12,386	537,429
MDU Resources Group, Inc.	22,531	496,583
Integrys Energy Group, Inc.	9,451	493,342
TECO Energy, Inc.	27,353	485,242
National Grid plc ADR	6,980	386,413
Vectren Corp.	13,125	375,375
Black Hills Corp.	8,639	307,289
Avista Corp.	11,617	299,022
Total Multi-Utilities		13,633,391
Gas Utilities - 9.8%
ONEOK, Inc.	16,142	779,820
AGL Resources, Inc.	13,038	533,385
National Fuel Gas Co.	9,617	519,703
Questar Corp.	23,352	474,746
UGI Corp.	14,763	468,725
Atmos Energy Corp.	12,319	440,897
Piedmont Natural Gas Company, Inc.[1]	11,430	371,246
WGL Holdings, Inc.	8,771	353,033
New Jersey Resources Corp.	7,293	333,436
Total Gas Utilities		4,274,991
Independent Power Producers & Energy Traders - 5.4%
AES Corp.*	63,687	698,647
Calpine Corp.*	40,348	698,020
NRG Energy, Inc.	25,054	535,905
Empresa Nacional de Electricidad
S.A. ADR	8,550	410,058
Total Independent Power Producers & Energy Traders		2,342,630
Water Utilities - 3.6%
American Water Works Company, Inc.	16,866	625,055
Cia de Saneamento Basico do
Estado de Sao Paulo ADR	5,935	481,981
Aqua America, Inc.	18,411	455,856
Total Water Utilities		1,562,892
Total Common Stocks
(Cost $31,665,903)		42,025,713

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$141,766	141,766
Total Repurchase Agreement
(Cost $141,766)		141,766

SECURITIES LENDING COLLATERAL††,3 - 0.4%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	97,196	97,196
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	95,654	95,654
Total Securities Lending Collateral
(Cost $192,850)		192,850
Total Investments - 97.0%
(Cost $32,000,519)		$42,360,329
Other Assets & Liabilities, net - 3.0%		1,299,463
Total Net Assets - 100.0%		$43,659,792

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 115

utilities fund

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $188,384 of
securities loaned
(cost $31,858,753)	$42,218,563
Repurchase agreements, at value
(cost $141,766)	141,766
Total investments
(cost $32,000,519)	42,360,329
Cash	22,610
Receivables:
Fund shares sold	1,457,871
Dividends	105,667
Total assets	43,946,477
Liabilities:
Payable for:
Payable upon return of securities loaned	192,850
Management fees	28,415
Fund shares redeemed	22,754
Distribution and service fees	9,138
Transfer agent and administrative fees	8,357
Portfolio accounting fees	3,343
Miscellaneous	21,828
Total liabilities	286,685
Net assets	$43,659,792
Net assets consist of:
Paid in capital	$42,712,972
Undistributed net investment income	1,254,642
Accumulated net realized loss on investments	(10,667,632)
Net unrealized appreciation on investments	10,359,810
Net assets	$43,659,792
Investor Class:
Net assets	$21,934,283
Capital shares outstanding	717,117
Net asset value per share	$30.59
Advisor Class:
Net assets	$5,998,268
Capital shares outstanding	211,336
Net asset value per share	$28.38
A-Class:
Net assets	$8,406,425
Capital shares outstanding	289,485
Net asset value per share	$29.04
Maximum offering price per share
(Net asset value divided by 95.25%)	$30.49
C-Class:
Net assets	$7,320,816
Capital shares outstanding	276,830
Net asset value per share	$26.45

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,310)	$1,244,382
Interest	100
Income from securities lending, net	6
Total investment income	1,244,488

Expenses:
Management fees	292,450
Transfer agent and administrative fees	86,015
Distribution and service fees:
Advisor Class	16,058
A-Class	11,561
C-Class	40,291
Portfolio accounting fees	34,405
Custodian fees	5,556
Trustees’ fees*	3,856
Miscellaneous	41,929
Total expenses	532,121
Net investment income	712,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,507,460
Net realized gain	2,507,460
Net change in unrealized appreciation
(depreciation) on:
Investments	695,331
Net change in unrealized appreciation
(depreciation)	695,331
Net realized and unrealized gain	3,202,791
Net increase in net assets resulting
from operations	$3,915,158

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

116 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

utilities fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$712,367	$1,266,642
Net realized gain (loss) on investments	2,507,460	(3,259,840)
Net change in unrealized appreciation (depreciation) on investments	695,331	3,867,455
Net increase in net assets resulting from operations	3,915,158	1,874,257

Distributions to shareholders from:
Net investment income
Investor Class	—	(570,365)
Advisor Class	—	(54,402)
A-Class	—	(183,282)
C-Class	—	(110,178)
Total distributions to shareholders	—	(918,227)

Capital share transactions:
Proceeds from sale of shares
Investor Class	162,850,082	338,234,668
Advisor Class	35,370,416	87,974,041
A-Class	13,906,697	24,133,839
C-Class	24,334,346	76,501,438
Distributions reinvested
Investor Class	—	471,912
Advisor Class	—	45,467
A-Class	—	174,040
C-Class	—	103,815
Cost of shares redeemed
Investor Class	(181,243,253)	(310,540,659)
Advisor Class	(37,642,734)	(81,379,607)
A-Class	(13,874,761)	(20,137,942)
C-Class	(24,333,048)	(74,769,209)
Net increase (decrease) from capital share transactions	(20,632,255)	40,811,803
Net increase (decrease) in net assets	(16,717,097)	41,767,833

Net assets:
Beginning of period	60,376,889	18,609,056
End of period	$43,659,792	$60,376,889
Undistributed net investment income at end of period	$1,254,642	$542,275

Capital share activity:
Shares sold
Investor Class	5,404,412	12,034,044
Advisor Class	1,249,675	3,319,631
A-Class	487,542	900,431
C-Class	931,239	3,120,067
Shares issued from reinvestment of distributions
Investor Class	—	17,123
Advisor Class	—	1,771
A-Class	—	6,638
C-Class	—	4,322
Shares redeemed
Investor Class	(5,973,413)	(11,110,513)
Advisor Class	(1,334,910)	(3,073,927)
A-Class	(483,748)	(749,118)
C-Class	(929,417)	(3,049,349)
Net increase (decrease) in shares	(648,620)	1,421,120

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 117

utilities fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$29.13	$27.00	$24.80	$20.56	$29.29	$31.89
Income (loss) from investment operations:
Net investment income[b]	.34	.73	.86	.61	.72	.51
Net gain (loss) on investments (realized and unrealized)	1.12	1.80	2.96	4.85	(9.32)	(2.31)
Total from investment operations	1.46	2.53	3.82	5.46	(8.60)	(1.80)
Less distributions from:
Net investment income	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$30.59	$29.13	$27.00	$24.80	$20.56	$29.29

Total Return[c]	5.01%	9.44%	15.94%	26.58%	(29.40%)	(5.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,934	$37,469	$9,328	$9,912	$10,348	$11,242
Ratios to average net assets:
Net investment income	2.23%	2.59%	3.35%	2.49%	2.90%	1.57%
Total expenses	1.35%	1.35%	1.37%	1.39%	1.39%	1.39%
Portfolio turnover rate	269%	549%	800%	758%	684%	375%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$27.10	$25.26	$23.40	$19.56	$28.00	$30.65
Income (loss) from investment operations:
Net investment income[b]	.21	.56	.62	.47	.63	.32
Net gain (loss) on investments (realized and unrealized)	1.07	1.68	2.86	4.59	(8.94)	(2.17)
Total from investment operations	1.28	2.24	3.48	5.06	(8.31)	(1.85)
Less distributions from:
Net investment income	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$28.38	$27.10	$25.26	$23.40	$19.56	$28.00

Total Return[c]	4.76%	8.90%	15.43%	25.89%	(29.72%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,998	$8,036	$1,240	$1,184	$5,939	$2,960
Ratios to average net assets:
Net investment income	1.49%	2.11%	2.53%	2.07%	2.72%	1.02%
Total expenses	1.85%	1.84%	1.87%	1.88%	1.90%	1.88%
Portfolio turnover rate	269%	549%	800%	758%	684%	375%

118 | the RYDEX FUNDS SEMI - ANNUAL REPORT	See Notes to Financial Statements.

utilities fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$27.69	$25.75	$23.77	$19.80	$28.27	$30.87
Income (loss) from investment operations:
Net investment income[b]	.31	.67	.54	.65	.54	.42
Net gain (loss) on investments (realized and unrealized)	1.04	1.67	3.06	4.54	(8.88)	(2.22)
Total from investment operations	1.35	2.34	3.60	5.19	(8.34)	(1.80)
Less distributions from:
Net investment income	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$29.04	$27.69	$25.75	$23.77	$19.80	$28.27

Total Return[c]	4.88%	9.16%	15.70%	26.24%	(29.54%)	(6.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,406	$7,912	$3,289	$1,721	$1,489	$3,032
Ratios to average net assets:
Net investment income	2.20%	2.47%	2.23%	2.81%	2.15%	1.38%
Total expenses	1.61%	1.60%	1.63%	1.64%	1.64%	1.63%
Portfolio turnover rate	269%	549%	800%	758%	684%	375%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.31	$23.76	$22.21	$18.71	$26.93	$29.66
Income (loss) from investment operations:
Net investment income[b]	.20	.42	.39	.39	.32	.18
Net gain (loss) on investments (realized and unrealized)	.94	1.53	2.78	4.33	(8.41)	(2.11)
Total from investment operations	1.14	1.95	3.17	4.72	(8.09)	(1.93)
Less distributions from:
Net investment income	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	—	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$26.45	$25.31	$23.76	$22.21	$18.71	$26.93

Total Return[c]	4.50%	8.28%	14.85%	25.24%	(30.08%)	(6.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,321	$6,961	$4,751	$7,306	$4,127	$8,934
Ratios to average net assets:
Net investment income	1.52%	1.70%	1.72%	1.77%	1.31%	0.60%
Total expenses	2.36%	2.35%	2.38%	2.39%	2.39%	2.38%
Portfolio turnover rate	269%	549%	800%	758%	684%	375%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI - ANNUAL REPORT | 119

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2012, the Trust consisted of fifty-six separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports. Only Investor Class, Advisor Class, A-Class and C-Class shares had been issued in the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended September 30, 2012:

Management Fees
Fund	(as a % of Net Assets)

Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)

On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2012, RDL retained sales charges of $112,708 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009–2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carry-forwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

122 | THE RYDEX FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Banking Fund	$21,956,569	$—	$(915,639)	$(915,639)
Basic Materials Fund	45,745,145	12,893,919	(749,197)	12,144,722
Biotechnology Fund	177,884,593	65,887,205	(6,464,651)	59,422,554
Consumer Products Fund	138,808,580	20,223,740	(707,162)	19,516,578
Electronics Fund	3,416,554	—	(240,555)	(240,555)
Energy Fund	44,421,923	15,129,112	(356,988)	14,772,124
Energy Services Fund	42,845,014	18,999,430	(503,510)	18,495,920
Financial Services Fund	10,971,177	383,622	(83,953)	299,669
Health Care Fund	101,399,153	11,088,091	(1,251,541)	9,836,550
Internet Fund	4,531,628	1,831,168	(63,867)	1,767,301
Leisure Fund	22,693,490	2,655,924	(216,279)	2,439,645
Precious Metals Fund	132,508,337	56,364,319	(1,114,454)	55,249,865
Retailing Fund	23,640,879	2,225,790	(334,763)	1,891,027
Technology Fund	11,124,228	4,603,029	(133,058)	4,469,971
Telecommunications Fund	6,388,322	—	(93,439)	(93,439)
Transportation Fund	4,768,504	359,795	(7,268)	352,527
Utilities Fund	36,728,786	5,861,760	(230,216)	5,631,544

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$20,880,615	$160,315	$—	$21,040,930
Basic Materials Fund	56,806,950	1,082,916	—	57,889,866
Biotechnology Fund	228,299,631	9,007,517	—	237,307,148
Consumer Products Fund	155,344,948	2,980,210	—	158,325,158
Electronics Fund	3,175,999	—	—	3,175,999
Energy Fund	58,871,108	322,939	—	59,194,047
Energy Services Fund	60,558,848	782,086	—	61,340,934
Financial Services Fund	11,214,841	56,005	—	11,270,846
Health Care Fund	110,488,221	747,481	—	111,235,702
Internet Fund	6,217,141	81,787	—	6,298,928
Leisure Fund	25,043,115	90,020	—	25,133,135
Precious Metals Fund	183,110,462	4,647,740	—	187,758,202
Retailing Fund	25,082,077	449,829	—	25,531,906
Technology Fund	15,499,008	95,191	—	15,594,199
Telecommunications Fund	6,170,922	123,961	—	6,294,883
Transportation Fund	5,008,715	112,315	—	5,121,030
Utilities Fund	42,025,713	334,616	—	42,360,329

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended September 30, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	$50,220,592	$50,221,095	03/15/14	$50,429,500	$51,225,080

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Securities Transactions

For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales

Banking Fund	$42,439,842	$56,639,144
Basic Materials Fund	59,584,022	60,945,338
Biotechnology Fund	303,034,368	213,738,534
Consumer Products Fund	166,778,053	213,035,316
Electronics Fund	45,045,237	48,311,329
Energy Fund	49,580,983	59,431,070
Energy Services Fund	84,432,413	80,981,228
Financial Services Fund	48,745,720	61,746,009
Health Care Fund	176,433,277	119,336,536
Internet Fund	13,906,723	15,535,913
Leisure Fund	80,375,174	70,898,990
Precious Metals Fund	156,042,110	113,322,609
Retailing Fund	61,516,662	83,391,725
Technology Fund	25,856,484	41,321,857
Telecommunications Fund	45,065,153	46,657,995
Transportation Fund	52,760,225	60,798,075
Utilities Fund	166,741,962	187,732,403

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2012. On September 30, 2012, the Electronics Fund borrowed $40,000 under this agreement. As of and for the period ended September 30, 2012, the Funds did not have any other borrowings under this agreement.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table illustrates the average daily balance borrowed for the period ended September 30, 2012:

Fund	Average Daily Balance

Banking Fund	$58,093
Basic Materials Fund	7,240
Biotechnology Fund	1,142,235
Consumer Products Fund	8,328
Electronics Fund	4,791
Energy Fund	24,628
Energy Services Fund	11,514
Financial Services Fund	6,115
Health Care Fund	150,967
Internet Fund	1,443
Leisure Fund	11,224
Precious Metals Fund	32,738
Retailing Fund	8,055
Technology Fund	152,126
Telecommunications Fund	35,492
Transportation Fund	2,672
Utilities Fund	22,989

8. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

	Value of	Cash
Fund	Securities Loaned	Collateral

Basic Materials Fund	$791,878	$829,900
Biotechnology Fund	7,385,022	7,649,225
Consumer Products Fund	2,391,430	2,488,500
Energy Services Fund	440,440	462,000
Health Care Fund	175,528	173,156	*
Internet Fund	39,032	41,000
Leisure Fund	71,175	73,125
Precious Metals Fund	3,611,790	3,591,000	*
Retailing Fund	335,975	349,850
Telecommunications Fund	75,606	81,400
Transportation Fund	87,848	88,600
Utilities Fund	188,384	192,850

* Subsequent to September 30, 2012, additional collateral was received.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The following represents a breakdown of the collateral for the repurchase agreements at September 30, 2012:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

9. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Series Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding has now been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”).

Rydex Series Funds also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SCLFC actions”). The SLCFC actions also have been consolidated into the MDL Proceeding.

On September 7, 2012, the District Court issued a Master Case Order in the MDL Proceeding. This order established a briefing schedule for motions to dismiss in the SLCFC actions; no schedule has yet been established in the Fitzsimons Action. The Court also extended the plaintiffs’ deadline to serve summonses and complaints through January 15, 2013. Finally, the Court ordered that merits discovery will be stayed until further order of the Court.

None of these lawsuits allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500 Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $ 1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	146
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to

February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	146
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	146
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	146
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	146
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	146
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	146
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	146
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos*	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex
Vice President and Treasurer (1963)	Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security
Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies” tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

132 | THE RYDEX FUNDS SEMI - ANNUAL REPORT

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805 King Farm Boulevard, Suite 600

Rockville, MD 20850

guggenheiminvestments.com

800 820 0888

RSECF-SEMI-0912x0313

GUGGENHEIM ALTERNATIVES FUNDS

GUGGENHEIM U.S. LONG SHORT MOMENTUM FUND

GUGGENHEIM EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

GUGGENHEIM LONG SHORT INTEREST RATE STRATEGY FUND

RYDEX INTERNATIONAL EQUITY FUNDS

RYDEX EMERGING MARKETS 2x STRATEGY FUND

RYDEX INVERSE EMERGING MARKETS 2x STRATEGY FUND

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

the GUGGENHEIM FUNDS SEMI-annual report | 1

September 30, 2012

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for an extensive selection of our mutual funds (the “Funds”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

This report covers performance for the semiannual period ended September 30, 2012.

Rydex Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer a wide range of domestic and global themes in our funds and a distinctive ETF line-up.

To learn more about economic and market conditions affecting the six months ending September 30, 2012, we encourage you to read the Economic and Market Overview section of the report. That and the six-month performance of each Fund follow this letter.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2012

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

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Economic and market overview	September 30, 2012

Amidst the negative headlines concerning the potential fiscal cliff in the U.S., further turmoil in Europe and worsening economic data from China, the U.S. economy has shown surprising resilience, with signs of rising consumer sentiment and a recovery in housing. The U.S. housing market appears to have passed its bottom and real estate prices have begun to pick up. Our expectation is that a period of continued low interest rates will likely reinforce the rise in home prices and sales. Rising home prices will increase household net worth, which will translate into greater consumption via the wealth effect, and is supportive of overall economic growth. The recent rise in headline inflation, led by increases in energy and food prices, is likely to be transitory. Inflationary pressures should remain muted in the medium-term given the substantial slack in the economy.

The U.S. economy continues to press forward despite the current headwinds, and we believe the current macroeconomic environment remains constructive for risk assets, especially in the U.S. Stocks in the U.S. appear to be undervalued by most measures, and should benefit from continued capital inflow and the Federal Reserve’s accommodative monetary policy. We continue to see attractive value in credit products on a relative basis. This positive outlook for fixed income, however, is limited to spread (or non-government) sectors. Treasury prices, particularly in the ten-year segment, appear rich. As a result, Treasuries are not a significant holding in the portfolios.

On the international front, uncertainty continues to weigh on European markets. European policymakers appear to be coming closer to a consensus on the need for a fiscal union, albeit at a glacial pace. This would be a positive development in our view and is necessary for a resolution of the current crisis. In China, a recent batch of economic data suggests that the odds of a hard landing have increased materially. We expect an announcement of additional stimulus measures after the government transition next year, but not on the scale of the previous round of stimulus from 2009. Although a stimulus would be supportive of economic growth, we expect China’s headline growth to slow from its breakneck pace of the past decade.

For the period covered by this report, the broad U.S. stock and bond markets have been, much like the economy, slowly moving up. The Standard & Poor’s 500 Index (the “S&P 500”)*, which is generally regarded as an indicator of the broad U.S. stock market, closed at a four-year high during September, and for the period returned 3.43% (all returns cited are for the 6-month period ended September 30, 2012). Foreign equity markets were weaker. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -0.70%. The MSCI Emerging Markets Index*, which measures stock market performance in global emerging markets, returned -1.84%.

The search for yield continued to attract investors to the U.S. bond market, helping performance, with lower-rated bonds outperforming higher-quality issues. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, returned 3.68%, while return of the Barclays U.S. Corporate High Yield Index* was 6.45%.

Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

All indices described are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Standard & Poor’s 500 Index (the “S&P 500”) is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the GUGGENHEIM FUNDS SEMI-annual report | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

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ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2012 and ending September 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

the GUGGENHEIM FUNDS SEMI-annual report | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]

U.S. Long Short Momentum Fund
A-Class	1.64%	(3.39%)	$1,000.00	$ 966.10	$8.06
C-Class	2.39%	(3.74%)	1,000.00	962.60	11.73
H-Class	1.64%	(3.45%)	1,000.00	965.50	8.06
Institutional Class	1.39%	(3.23%)	1,000.00	967.70	6.84

Event Driven and Distressed Strategies Fund[4]
A-Class	1.90%	3.71%	1,000.00	1,037.10	9.68
C-Class	2.65%	3.36%	1,000.00	1,033.60	13.47
H-Class	1.90%	3.71%	1,000.00	1,037.10	9.68
Institutional Class	1.65%	3.81%	1,000.00	1,038.10	8.41

Long Short Interest Rate Strategy Fund
A-Class	1.48%	(3.23%)	1,000.00	967.70	7.28
C-Class	2.23%	(3.61%)	1,000.00	963.90	10.95
H-Class	1.48%	(3.23%)	1,000.00	967.70	7.28
Institutional Class	1.23%	(3.13%)	1,000.00	968.70	6.05

Emerging Markets 2x Strategy Fund
A-Class	1.69%	(13.16%)	1,000.00	868.40	7.89
C-Class	2.43%	(13.57%)	1,000.00	864.30	11.33
H-Class	1.68%	(13.22%)	1,000.00	867.80	7.84

Inverse Emerging Markets 2x Strategy Fund
A-Class	1.68%	3.58%	1,000.00	1,035.80	8.55
C-Class	2.44%	3.36%	1,000.00	1,033.60	12.40
H-Class	1.67%	3.53%	1,000.00	1,035.30	8.50

6 | the GUGGENHEIM FUNDS SEMI-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

U.S. Long Short Momentum Fund
A-Class	1.64%	5.00%	$1,000.00	$1,016.80	$8.27
C-Class	2.39%	5.00%	1,000.00	1,013.05	12.03
H-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
Institutional Class	1.39%	5.00%	1,000.00	1,018.05	7.01

Event Driven and Distressed Strategies Fund[4]
A-Class	1.90%	5.00%	1,000.00	1,015.50	9.57
C-Class	2.65%	5.00%	1,000.00	1,011.75	13.33
H-Class	1.90%	5.00%	1,000.00	1,015.50	9.57
Institutional Class	1.65%	5.00%	1,000.00	1,016.75	8.32

Long Short Interest Rate Strategy Fund
A-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
C-Class	2.23%	5.00%	1,000.00	1,013.85	11.23
H-Class	1.48%	5.00%	1,000.00	1,017.60	7.47
Institutional Class	1.23%	5.00%	1,000.00	1,018.85	6.21

Emerging Markets 2x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.55	8.52
C-Class	2.43%	5.00%	1,000.00	1,012.85	12.23
H-Class	1.68%	5.00%	1,000.00	1,016.60	8.47

Inverse Emerging Markets 2x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.60	8.47
C-Class	2.44%	5.00%	1,000.00	1,012.80	12.28
H-Class	1.67%	5.00%	1,000.00	1,016.65	8.42

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2012 to September 30, 2012.
[4]	Excludes expenses of the underlying funds in which the Fund invests.

the GUGGENHEIM FUNDS SEMI-annual report | 7

FUND PROFILE (Unaudited)	September 30, 2012

U.S. Long short momentum FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002
Institutional Class	November 30, 2011

Ten Largest Long Holdings (% of Total Net Assets)
Tempur-Pedic International, Inc.	1.1%
AOL, Inc.	1.1%
Ariad Pharmaceuticals, Inc.	1.1%
SBA Communications Corp. — Class A	1.0%
Myriad Genetics, Inc.	1.0%
Yahoo!, Inc.	1.0%
Incyte Corporation Ltd.	1.0%
VeriSign, Inc.	1.0%
Hasbro, Inc.	1.0%
Leggett & Platt, Inc.	1.0%
Top Ten Total	10.3%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

8 | the GUGGENHEIM FUNDS SEMI-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
U.S. Long short momentum fund

	Shares	Value

COMMON STOCKS† - 65.3%

CONSUMER DISCRETIONARY - 19.7%
Tempur-Pedic International, Inc.*,1	27,374	$818,209
Hasbro, Inc.[1]	20,109	767,561
Leggett & Platt, Inc.[1]	30,419	761,996
Jarden Corp.[1]	14,399	760,843
Washington Post Co. — Class B1	2,094	760,185
Morningstar, Inc.[1]	12,125	759,510
Newell Rubbermaid, Inc.[1]	39,555	755,105
Cablevision Systems Corp. — Class A1	47,466	752,336
Mohawk Industries, Inc.*,1	9,390	751,388
Whirlpool Corp.[1]	9,055	750,750
Harman International Industries, Inc.[1]	16,095	742,945
Cinemark Holdings, Inc.[1]	33,086	742,119
NVR, Inc.*,1	875	738,937
Tupperware Brands Corp.[1]	13,774	738,149
John Wiley & Sons, Inc. — Class A1	16,051	737,543
Lennar Corp. — Class A1	20,813	723,668
DR Horton, Inc.[1]	34,715	716,518
Toll Brothers, Inc.*,1	21,265	706,636
Genuine Parts Co.[1]	8,907	543,594
Staples, Inc.[1]	30,710	353,779
Clear Channel Outdoor Holdings,
Inc. — Class A1	32,252	192,867
Williams-Sonoma, Inc.[1]	3,847	169,153
Total Consumer Discretionary		14,743,791

Information Technology - 12.3%
AOL, Inc.*,1	22,421	789,891
Yahoo!, Inc.*,1	48,147	769,147
VeriSign, Inc.*,1	15,782	768,425
Rackspace Hosting, Inc.*,1	11,529	761,952
eBay, Inc.*,1	15,713	760,666
Booz Allen Hamilton Holding Corp.[1]	54,888	760,199
Google, Inc. — Class A*,1	1,007	759,782
Broadridge Financial Solutions, Inc.[1]	32,544	759,252
Akamai Technologies, Inc.*,1	19,625	750,853
IAC/InterActiveCorp[1]	14,323	745,655
SAIC, Inc.[1]	61,862	744,818
Equinix, Inc.*,[1]	2,632	542,324
LinkedIn Corp. — Class A*,1	2,304	277,402
Total Information Technology		9,190,366

Health Care - 12.1%
Ariad Pharmaceuticals, Inc.*,1	32,559	788,742
Myriad Genetics, Inc.*,1	28,598	771,860
Incyte Corporation Ltd.*,1,2	42,591	768,768
Amgen, Inc.[1]	9,004	759,217
Alexion Pharmaceuticals, Inc.*,1	6,625	757,900
Celgene Corp.*,1	9,911	757,200
BioMarin Pharmaceutical, Inc.*,1	18,750	755,063
Vertex Pharmaceuticals, Inc.*,1	13,414	750,513
Gilead Sciences, Inc.*,1	11,215	743,891
Biogen Idec, Inc.*,1	4,938	736,898
United Therapeutics Corp.*,1	13,125	733,425
LifePoint Hospitals, Inc.*,1	16,339	698,982
Regeneron Pharmaceuticals, Inc.*,1	387	59,079
Total Health Care		9,081,538

Financials - 8.2%
Valley National Bancorp[1]	75,699	758,504
CommonWealth REIT[1]	51,693	752,650
MFA Financial, Inc.[1]	88,168	749,429
Ares Capital Corp.[1]	43,600	747,304
Hatteras Financial Corp.[1]	25,775	726,597
Annaly Capital Management, Inc.[1]	43,126	726,242
Chimera Investment Corp.[1]	260,251	705,280
Bank of Hawaii Corp.[1]	12,386	565,049
American National Insurance Co.[1]	2,651	190,421
Alexander & Baldwin, Inc.*,1	6,324	186,748
Total Financials		6,108,224

Industrials - 7.1%
L-3 Communications Holdings, Inc.[1]	10,486	751,951
Armstrong World Industries, Inc.[1]	16,174	749,988
Fortune Brands Home & Security, Inc.*,1	27,374	739,372
Owens Corning*,1	21,945	734,280
Lennox International, Inc.[1]	15,133	731,832
Masco Corp.[1]	48,566	730,918
MSC Industrial Direct Company,
Inc. — Class A1	10,395	701,247
MRC Global, Inc.*,1	7,616	187,277
Total Industrials		5,326,865

Materials - 2.9%
International Flavors & Fragrances, Inc.[1]	10,531	627,437
RPM International, Inc.[1]	19,141	546,284
Huntsman Corp.[1]	22,833	340,897
MeadWestvaco Corp.[1]	8,912	272,708
Domtar Corp.[1]	2,784	217,959
Cabot Corp.[1]	2,025	74,054
Scotts Miracle-Gro Co. — Class A1	1,215	52,816
Total Materials		2,132,155

Telecommunication Services - 2.3%
SBA Communications Corp. — Class A*,1	12,328	775,431
Telephone & Data Systems, Inc.[1]	29,596	757,954
United States Cellular Corp.*,1	4,855	189,976
Total Telecommunication Services		1,723,361

Utilities - 0.4%
Aqua America, Inc.[1]	11,795	292,044

Consumer Staples - 0.3%
Safeway, Inc.[1,2]	16,160	260,029

Total Common Stocks
(Cost $47,346,491)		48,858,373

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012
U.S. Long short momentum fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,3 - 3.7%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$1,474,230	$1,474,230
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	848,213	848,213
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	483,883	483,883
Total Repurchase Agreements
(Cost $2,806,326)		2,806,326

SECURITIES LENDING COLLATERAL††,4 - 0.7%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	257,884	257,884
Merrill Lynch, Pierce, Fenner &
Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	253,791	253,791
Total Securities Lending Collateral
(Cost $511,675)		511,675
Total Long Investments - 69.7%
(Cost $50,664,492)		52,176,374

	Shares
COMMON STOCKS SOLD SHORT† - (27.7)%

Financials - (0.3)%
Citigroup, Inc.	6,616	(216,476)

Consumer Staples - (2.1)%
Green Mountain Coffee Roasters, Inc.*	15,802	(375,298)
Estee Lauder Companies, Inc. — Class A	6,146	(378,409)
Herbalife Ltd.	8,272	(392,093)
Nu Skin Enterprises, Inc. — Class A	10,280	(399,172)
Total Consumer Staples		(1,544,972)

Materials - (2.6)%
Cliffs Natural Resources, Inc.	2,971	(116,255)
Allied Nevada Gold Corp.*	7,903	(308,691)
Walter Energy, Inc.	11,653	(378,256)
Freeport-McMoRan Copper & Gold, Inc.	9,599	(379,929)
Newmont Mining Corp.	6,853	(383,837)
Royal Gold, Inc.	4,029	(402,336)
Total Materials		(1,969,304)

Health Care - (2.8)%
Endo Health Solutions, Inc.*	3,292	(104,422)
Salix Pharmaceuticals Ltd.*	8,759	(370,856)
Warner Chilcott plc — Class A	28,469	(384,332)
Watson Pharmaceuticals, Inc.*	4,538	(386,456)
Cerner Corp.*	5,043	(390,379)
Allscripts Healthcare Solutions, Inc.*	35,006	(435,124)
Total Health Care		(2,071,569)

Industrials - (2.9)%
Verisk Analytics, Inc. — Class A*	441	(20,996)
Expeditors International of
Washington, Inc.	1,451	(52,758)
IHS, Inc. — Class A*	2,472	(240,649)
Towers Watson & Co. — Class A	7,041	(373,525)
United Parcel Service, Inc. — Class B	5,236	(374,741)
Dun & Bradstreet Corp.	4,710	(375,010)
Hertz Global Holdings, Inc.*	27,404	(376,257)
FedEx Corp.	4,463	(377,659)
Total Industrials		(2,191,595)

Consumer Discretionary - (7.6)%
TripAdvisor, Inc.*	11,184	(368,289)
Priceline.com, Inc.*	597	(369,382)
JC Penney Company, Inc.	15,296	(371,540)
BorgWarner, Inc.*	5,402	(373,332)
Expedia, Inc.	6,491	(375,439)
Fossil, Inc.*	4,446	(376,576)
Goodyear Tire & Rubber Co.*	31,007	(377,975)
Amazon.com, Inc.*	1,495	(380,208)
Service Corporation International	28,288	(380,756)
Netflix, Inc.*	7,014	(381,843)
Visteon Corp.*	8,618	(383,157)
DeVry, Inc.	16,891	(384,439)
Weight Watchers International, Inc.	7,292	(385,018)
H&R Block, Inc.	22,263	(385,818)
Apollo Group, Inc. — Class A*	13,420	(389,851)
Total Consumer Discretionary		(5,683,623)

Information Technology - (9.4)%
Marvell Technology Group Ltd.	2,825	(25,849)
Rovi Corp.*	2,710	(39,322)
Texas Instruments, Inc.	4,683	(129,017)
Teradyne, Inc.*	9,424	(134,009)
Apple, Inc.	267	(178,158)
IPG Photonics Corp.*	3,501	(200,607)
PMC - Sierra, Inc.*	44,603	(251,561)
Atmel Corp.*	69,050	(363,203)
Acme Packet, Inc.*	21,527	(368,112)
Micron Technology, Inc.*	61,811	(369,939)
LSI Corp.*	53,602	(370,390)
NVIDIA Corp.*	28,141	(375,401)
Lam Research Corp.*	11,851	(376,684)
Cree, Inc.*	14,776	(377,231)
Broadcom Corp. — Class A	10,916	(377,475)
Skyworks Solutions, Inc.*	16,051	(378,242)
Salesforce.com, Inc.*	2,481	(378,824)

10 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2012
U.S. Long short momentum fund

	Shares	Value

Intel Corp.	16,745	$(379,777)
Zynga, Inc. — Class A*	133,816	(380,037)
ON Semiconductor Corp.*	61,863	(381,695)
Advanced Micro Devices, Inc.*	115,049	(387,715)
Freescale Semiconductor Ltd.*	41,242	(392,211)
Avago Technologies Ltd.	11,432	(398,576)
Total Information Technology		(7,014,035)
Total Common Stock Sold Short
(Proceeds $20,411,786)		$(20,691,574)
Other Assets & Liabilities, net - 58.0%		43,395,942
Total Net Assets - 100.0%		$74,880,742

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2012.
[2]	All or portion of this security is on loan at September 30, 2012 — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 10. plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 11

U.S. Long short momentum fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets
Investments, at value - including $501,212 of
securities loaned
(cost $47,858,166)	$49,370,048
Repurchase agreements, at value
(cost $2,806,326)	2,806,326
Total investments
(cost $50,664,492)	52,176,374
Cash	2,525
Receivables:
Securities sold	84,600,819
Dividends	175,367
Fund shares sold	7,761
Interest	756
Total assets	136,963,602
Liabilities:
Securities sold short, at value
(proceeds $20,411,786)	20,691,574
Payable for:
Securities purchased	40,656,792
Payable upon return of securities loaned	511,675
Fund shares redeemed	82,647
Management fees	53,417
Distribution and service fees	30,044
Transfer agent and administrative fees	14,838
Portfolio accounting fees	5,935
Miscellaneous	35,938
Total liabilities	62,082,860
Net assets	$74,880,742
Net assets consist of:
Paid in capital	$152,319,260
Accumulated net investment loss	(19,839)
Accumulated net realized loss on investments	(78,650,773)
Net unrealized appreciation on investments	1,232,094
Net assets	$74,880,742
A-Class:
Net assets	$14,154,672
Capital shares outstanding	1,103,245
Net asset value per share	$12.83
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.47
C-Class:
Net assets	$26,871,374
Capital shares outstanding	2,267,798
Net asset value per share	$11.85
H-Class:
Net assets	$33,844,287
Capital shares outstanding	2,628,848
Net asset value per share	$12.87
Institutional Class:
Net assets	$10,409
Capital shares outstanding	807
Net asset value per share	$12.90

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$863,366
Interest	3,567
Income from securities lending, net	718
Total investment income	867,651

Expenses:
Management fees	409,365
Transfer agent and administrative fees	113,712
Distribution and service fees:
A-Class	18,922
C-Class	145,619
H-Class	58,373
Portfolio accounting fees	45,484
Custodian fees	8,590
Trustees’ fees*	8,074
Miscellaneous	46,519
Total expenses	854,658
Net investment income	12,993

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,629,236
Futures contracts	(2,036,347)
Net realized gain	6,592,889
Net change in unrealized appreciation (depreciation) on:
Investments	(9,918,449)
Securities sold short	(279,788)
Futures contracts	212,043
Net change in unrealized appreciation (depreciation)	(9,986,194)
Net realized and unrealized loss	(3,393,305)
Net decrease in net assets resulting from operations	$(3,380,312)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

U.S. Long short momentum fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$12,993	$(31,700)
Net realized gain (loss) on investments	6,592,889	(1,222,219)
Net change in unrealized appreciation (depreciation) on investments	(9,986,194)	(11,338,590)
Net decrease in net assets resulting from operations	(3,380,312)	(12,592,509)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,758,058	7,600,825
C-Class	144,647	1,083,648
H-Class	2,894,743	27,684,775
Institutional Class	—	10,000 *
Cost of shares redeemed
A-Class	(4,569,096)	(14,808,494)
C-Class	(4,564,683)	(14,982,720)
H-Class	(22,014,345)	(53,424,983)
Institutional Class	—	— *
Net decrease from capital share transactions	(25,350,676)	(46,836,949)
Net decrease in net assets	(28,730,988)	(59,429,458)

Net assets:
Beginning of period	103,611,730	163,041,188
End of period	$74,880,742	$103,611,730
Accumulated net investment loss at end of period	$(19,839)	$(32,832)

Capital share activity:
Shares sold
A-Class	214,152	581,398
C-Class	12,061	85,372
H-Class	222,974	2,126,165
Institutional Class	—	807 *
Shares redeemed
A-Class	(354,022)	(1,120,843)
C-Class	(384,273)	(1,224,264)
H-Class	(1,690,605)	(4,118,953)
Institutional Class	—	— *
Net decrease in shares	(1,979,713)	(3,670,318)

* Since commencement of operations: November 30, 2011–Institutional Class.

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 13

U.S. Long short momentum fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.28	$14.28	$12.59	$8.62	$13.45	$14.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	(.04)	(.07)	.01	(.01)
Net gain (loss) on investments
(realized and unrealized)	(.47)	(1.03)	1.73	4.04	(4.84)	.30
Total from investment operations	(.45)	(1.00)	1.69	3.97	(4.83)	.29
Less distributions from:
Net realized gains	—	—	—	—	—	(.93)
Total distributions	—	—	—	—	—	(.93)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.01
Net asset value, end of period	$12.83	$13.28	$14.28	$12.59	$8.62	$13.45

Total Return[d]	(3.39%)	(7.00%)	13.42%	46.06%	(35.91%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,155	$16,510	$25,447	$36,231	$31,925	$49,148
Ratios to average net assets:
Net investment income (loss)	0.29%	0.21%	(0.33%)	(0.62%)	0.13%	(0.08%)
Total expenses	1.64%	1.66%	1.71%	1.68%	1.69%	1.65%
Portfolio turnover rate	98%	190%	231%	375%	528%	278%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.31	$13.33	$11.85	$8.17	$12.85	$13.58
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.07)	(.13)	(.14)	(.07)	(.12)
Net gain (loss) on investments
(realized and unrealized)	(.43)	(.95)	1.61	3.82	(4.61)	.31
Total from investment operations	(.46)	(1.02)	1.48	3.68	(4.68)	.19
Less distributions from:
Net realized gains	—	—	—	—	—	(.93)
Total distributions	—	—	—	—	—	(.93)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.01
Net asset value, end of period	$11.85	$12.31	$13.33	$11.85	$8.17	$12.85

Total Return[d]	(3.74%)	(7.65%)	12.49%	45.04%	(36.42%)	0.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,871	$32,503	$50,381	$64,918	$57,792	$115,136
Ratios to average net assets:
Net investment loss	(0.47%)	(0.54%)	(1.08%)	(1.37%)	(0.66%)	(0.80%)
Total expenses	2.39%	2.41%	2.46%	2.43%	2.44%	2.41%
Portfolio turnover rate	98%	190%	231%	375%	528%	278%

14 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

U.S. Long short momentum fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.33	$14.32	$12.63	$8.65	$13.49	$14.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	(.04)	(.07)	(—)[e]	(.02)
Net gain (loss) on investments
(realized and unrealized)	(.48)	(1.02)	1.73	4.05	(4.84)	.31
Total from investment operations	(.46)	(.99)	1.69	3.98	(4.84)	.29
Less distributions from:
Net realized gains	—	—	—	—	—	(.93)
Total distributions	—	—	—	—	—	(.93)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.01
Net asset value, end of period	$12.87	$13.33	$14.32	$12.63	$8.65	$13.49

Total Return[d]	(3.45%)	(6.91%)	13.38%	46.01%	(35.88%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,844	$54,589	$87,212	$99,418	$76,080	$178,949
Ratios to average net assets:
Net investment income (loss)	0.26%	0.20%	(0.31%)	(0.63%)	(0.01%)	(0.13%)
Total expenses	1.64%	1.66%	1.70%	1.68%	1.68%	1.65%
Portfolio turnover rate	98%	190%	231%	375%	528%	278%

	Period Ended	Period Ended
	September 30,	March 31,
Institutional Class	2012[a]	2012[f]
Per Share Data
Net asset value, beginning of period	$13.33	$12.39
Income (loss) from investment operations:
Net investment income[b]	.04	.06
Net gain (loss) on investments
(realized and unrealized)	(.47)	.88
Total from investment operations	(.43)	.94
Net asset value, end of period	$12.90	$13.33

Total Return[d]	(3.23%)	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$11
Ratios to average net assets:
Net investment income	0.55%	1.29%
Total expenses	1.39%	1.36%
Portfolio turnover rate	98%	190%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net investment loss is less than $0.01 per share.
[f]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 15

FUND PROFILE (Unaudited)	September 30, 2012

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

OBJECTIVE: Seeks to achieve capital growth.

Holdings Diversification (Market Exposure as % of Net Assets)

Event Driven and

Distressed Strategies Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010

The Fund invests principally in exchange traded funds and derivative investments such as swap agreements and futures contracts.

16 | the GUGGENHEIM FUNDS SEMI-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
EVENT DRIVEN AND DISTRESSED STRATEGIES fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 11.2%
iShares iBoxx $ High Yield
Corporate Bond Fund[1]	11,000	$1,016,070
Total Exchange Traded Funds
(Cost $1,022,672)		1,016,070

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 88.6%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$3,644,737	3,644,737
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	2,097,037	2,097,037
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	1,196,303	1,196,303
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[3]	1,096,202	1,096,202
Total Repurchase Agreements
(Cost $8,034,279)		8,034,279

SECURITIES LENDING COLLATERAL††,4 - 5.8%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	262,646	262,646
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	258,479	258,479
Total Securities Lending Collateral
(Cost $521,125)		521,125
Total Investments - 105.6%
(Cost $9,578,076)		$9,571,474
Other Assets & Liabilities, net - (5.6)%		(503,694)
Total Net Assets - 100.0%		$9,067,780

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $917,620)	11	$(11,146)

Units
CORPORATE BOND INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC
October 2012 iShares iBoxx
High Yield Corporate Bond
Fund Index Swap,
Terminating 10/31/12[5]
(Notional Value $7,391,078)	80,016	$(29,748)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2012 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as corporate bond index swap collateral at September 30, 2012.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/- financing at a variable rate.

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-annual report | 17

EVENT DRIVEN AND DISTRESSED STRATEGIES fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value - including $508,035 of
securities loaned
(cost $1,543,797)	$1,537,195
Repurchase agreements, at value
(cost $8,034,279)	8,034,279
Total investments
(cost $9,578,076)	9,571,474
Segregated cash with broker	73,041
Receivables:
Fund shares sold	1,500
Investment advisor	914
Interest	108
Total assets	9,647,037
Liabilities:
Unrealized depreciation on swap agreements	29,748
Payable for:
Payable upon return of securities loaned	521,125
Variation margin	7,040
Management fees	5,833
Distribution and service fees	2,165
Transfer agent and administrative fees	1,620
Portfolio accounting fees	648
Fund shares redeemed	22
Miscellaneous	11,056
Total liabilities	579,257
Net assets	$9,067,780
Net assets consist of:
Paid in capital	$9,405,927
Accumulated net investment loss	(84,334)
Accumulated net realized loss on investments	(206,317)
Net unrealized depreciation on investments	(47,496)
Net assets	$9,067,780
A-Class:
Net assets	$1,330,316
Capital shares outstanding	50,570
Net asset value per share	$26.31
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.62
C-Class:
Net assets	$1,166,891
Capital shares outstanding	45,201
Net asset value per share	$25.82
H-Class:
Net assets	$5,721,454
Capital shares outstanding	217,478
Net asset value per share	$26.31
Institutional Class:
Net assets	$849,119
Capital shares outstanding	32,088
Net asset value per share	$26.46

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends	$46,514
Interest	4,825
Income from securities lending, net	3
Total investment income	51,342

Expenses:
Management fees	40,869
Transfer agent and administrative fees	11,352
Distribution and service fees:
A-Class	2,347
C-Class	4,969
H-Class	7,353
Portfolio accounting fees	4,541
Licensing fees	16,482
Trustees’ fees*	971
Custodian fees	815
Miscellaneous	4,222
Total expenses	93,921
Less:
Expenses waived by Advisor	(4,359)
Net expenses	89,562
Net investment loss	(38,220)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,883
Swap agreements	350,568
Futures contracts	21,965
Net realized gain	442,416
Net change in unrealized appreciation (depreciation) on:
Investments	(77,763)
Swap agreements	(17,380)
Futures contracts	(11,146)
Net change in unrealized appreciation (depreciation)	(106,289)
Net realized and unrealized gain	336,127
Net increase in net assets resulting from operations	$297,907

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(38,220)	$(227,787)
Net realized gain (loss) on investments	442,416	(648,862)
Net change in unrealized appreciation (depreciation) on investments	(106,289)	(114,048)
Net increase (decrease) in net assets resulting from operations	297,907	(990,697)
Distributions to shareholders from:
Net realized gains
A-Class	—	(123,350)
C-Class	—	(34,259)
H-Class	—	(195,843)
Institutional Class	—	(7,071)
Total distributions to shareholders	—	(360,523)
Capital share transactions:
Proceeds from sale of shares
A-Class	631,252	9,458,376
C-Class	288,371	503,350
H-Class	1,266,117	12,381,886
Institutional Class	568,359	303,221
Distributions reinvested
A-Class	—	120,912
C-Class	—	32,777
H-Class	—	195,843
Institutional Class	—	7,071
Cost of shares redeemed
A-Class	(1,946,447)	(17,938,484)
C-Class	(173,086)	(770,952)
H-Class	(1,943,957)	(14,678,435)
Institutional Class	(50,676)	(33,231)
Net decrease from capital share transactions	(1,360,067)	(10,417,666)
Net decrease in net assets	(1,062,160)	(11,768,886)
Net assets:
Beginning of period	10,129,940	21,898,826
End of period	$9,067,780	$10,129,940
Accumulated net investment loss at end of period	$(84,334)	$(46,114)
Capital share activity:
Shares sold
A-Class	24,257	358,306
C-Class	11,284	19,545
H-Class	49,494	468,085
Institutional Class	21,153	11,688
Shares issued from reinvestment of distributions
A-Class	—	4,947
C-Class	—	1,358
H-Class	—	8,013
Institutional Class	—	288
Shares redeemed
A-Class	(75,990)	(692,503)
C-Class	(6,996)	(31,104)
H-Class	(75,753)	(563,225)
Institutional Class	(1,988)	(1,250)
Net decrease in shares	(54,539)	(415,852)

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 19

EVENT DRIVEN AND DISTRESSED STRATEGIES fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
A-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.07)	(.37)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.01	(.36)	4.27
Total from investment operations	.94	(.73)	3.94
Less distributions from:
Net realized gains	—	(.76)	(2.08)
Total distributions	—	(.76)	(2.08)
Net asset value, end of period	$26.31	$25.37	$26.86

Total Return[d]	3.71%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,330	$2,595	$11,591
Ratios to average net assets:
Net investment loss	(0.55%)	(1.43%)	(1.65%)
Total expenses[e]	1.99%	1.93%	2.03%
Net expenses[f]	1.90%	1.85%	1.89%
Portfolio turnover rate	151%	513%	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
C-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$24.99	$26.67	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.21)	(.52)	(.48)
Net gain (loss) on investments (realized and unrealized)	1.04	(.40)	4.23
Total from investment operations	.83	(.92)	3.75
Less distributions from:
Net realized gains	—	(.76)	(2.08)
Total distributions	—	(.76)	(2.08)
Net asset value, end of period	$25.82	$24.99	$26.67

Total Return[d]	3.36%	(3.38%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,167	$1,022	$1,363
Ratios to average net assets:
Net investment loss	(1.65%)	(2.04%)	(2.42%)
Total expenses[e]	2.75%	2.66%	2.79%
Net expenses[f]	2.65%	2.60%	2.65%
Portfolio turnover rate	151%	513%	—

20 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
H-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.10)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.04	(.39)	4.27
Total from investment operations	.94	(.73)	3.94
Less distributions from:
Net realized gains	—	(.76)	(2.08)
Total distributions	—	(.76)	(2.08)
Net asset value, end of period	$26.31	$25.37	$26.86

Total Return[d]	3.71%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,721	$6,183	$8,886
Ratios to average net assets:
Net investment loss	(0.80%)	(1.33%)	(1.67%)
Total expenses[e]	2.00%	1.91%	2.04%
Net expenses[f]	1.90%	1.85%	1.90%
Portfolio turnover rate	151%	513%	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
Institutional Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$25.49	$26.91	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.09)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	1.06	(.43)	4.26
Total from investment operations	.97	(.66)	3.99
Less distributions from:
Net realized gains	—	(.76)	(2.08)
Total distributions	—	(.76)	(2.08)
Net asset value, end of period	$26.46	$25.49	$26.91

Total Return[d]	3.81%	(2.34%)	16.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$849	$329	$59
Ratios to average net assets:
Net investment loss	(0.71%)	(0.90%)	(1.42%)
Total expenses[e]	1.75%	1.61%	1.79%
Net expenses[f]	1.65%	1.58%	1.65%
Portfolio turnover rate	151%	513%	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

[f]	Net expense information reflects the expense ratios after expense waivers.

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 21

FUND PROFILE (Unaudited)	September 30, 2012

LONG SHORT INTEREST RATE STRATEGY FUND

OBJECTIVE: Seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010

The Fund invests principally in derivative investments such as futures contracts.

22 | the GUGGENHEIM FUNDS SEMI-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
LONG SHORT INTEREST RATE STRATEGY fund

	Face
	Amount	Value

FEDERAL AGENCY NOTES†† - 44.2%
Federal Home Loan Bank[1]
0.20% due 12/28/12	$15,290,000	$15,290,734
Total Federal Agency Notes
(Cost $15,289,857)		15,290,734
FEDERAL AGENCY DISCOUNT NOTES†† - 24.3%
Federal Home Loan Bank[1]
0.12% due 10/22/12	8,412,000	8,411,899
Total Federal Agency Discount Notes
(Cost $8,411,436)		8,411,899
REPURCHASE AGREEMENTS††,2 - 31.9%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	5,807,703	5,807,703
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	3,341,521	3,341,521
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	1,906,248	1,906,248
Total Repurchase Agreements
(Cost $11,055,472)		11,055,472
Total Investments - 100.4%
(Cost $34,756,765)		$34,758,105
Other Assets & Liabilities, net - (0.4)%		(140,522)
Total Net Assets - 100.0%		$34,617,583

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $6,453,281)	39	$4,818
December 2012 U.S. Treasury Long Bond
Futures Contracts
(Aggregate Value of
Contracts $7,174,500)	48	(3,145)
December 2012 U.S. Treasury 2 Year
Note Futures Contracts
(Aggregate Value of
Contracts $26,463,750)	120	(10,682)
December 2012 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $8,813,063)	66	(30,780)
December 2012 U.S. Treasury 5 Year
Note Futures Contracts
(Aggregate Value of
Contracts $22,062,773)	177	(35,109)
(Total Aggregate Value of
Contracts $70,967,367)		$(74,898)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 23

LONG SHORT INTEREST RATE STRATEGY fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments, at value
(cost $23,701,293)	$23,702,633
Repurchase agreements, at value
(cost $11,055,472)	11,055,472
Total investments
(cost $34,756,765)	34,758,105
Segregated cash with broker	503,100
Receivables:
Interest	8,048
Fund shares sold	592
Total assets	35,269,845
Liabilities:
Payable for:
Fund shares redeemed	546,510
Management fees	24,966
Variation margin	17,579
Distribution and service fees	10,010
Transfer agent and administrative fees	8,322
Portfolio accounting fees	3,329
Miscellaneous	41,546
Total liabilities	652,262
Net assets	$34,617,583
Net assets consist of:
Paid in capital	$48,398,678
Accumulated net investment loss	(785,273)
Accumulated net realized loss on investments	(12,922,264)
Net unrealized depreciation on investments	(73,558)
Net assets	$34,617,583
A-Class:
Net assets	$13,393,974
Capital shares outstanding	580,596
Net asset value per share	$23.07
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.22
C-Class:
Net assets	$6,749,551
Capital shares outstanding	297,569
Net asset value per share	$22.68
H-Class:
Net assets	$5,688,416
Capital shares outstanding	246,584
Net asset value per share	$23.07
Institutional Class:
Net assets	$8,785,642
Capital shares outstanding	378,797
Net asset value per share	$23.19

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Interest	$55,791
Total investment income	55,791

Expenses:
Management fees	263,121
Transfer agent and administrative fees	87,707
Distribution and service fees:
A-Class	25,553
C-Class	46,676
H-Class	18,456
Portfolio accounting fees	35,082
Registration fees	34,216
Trustees’ fees*	8,281
Custodian fees	6,370
Miscellaneous	(2,752)
Total expenses	522,710
Net investment loss	(466,919)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	269
Futures contracts	(130,584)
Net realized loss	(130,315)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,068)
Futures contracts	(2,272,025)
Net change in unrealized appreciation (depreciation)	(2,278,093)
Net realized and unrealized loss	(2,408,408)
Net decrease in net assets resulting from operations	$(2,875,327)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(466,919)	$(1,777,946)
Net realized loss on investments	(130,315)	(9,591,081)
Net change in unrealized appreciation (depreciation) on investments	(2,278,093)	2,528,478
Net decrease in net assets resulting from operations	(2,875,327)	(8,840,549)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,143,584	23,645,537
C-Class	71,688	7,494,316
H-Class	1,433,435	25,597,870
Institutional Class	1,118,125	28,451,019
Cost of shares redeemed
A-Class	(12,484,221)	(46,966,821)
C-Class	(5,352,160)	(9,100,331)
H-Class	(13,432,015)	(51,941,799)
Institutional Class	(28,159,963)	(26,789,213)
Net decrease from capital share transactions	(55,661,527)	(49,609,422)
Net decrease in net assets	(58,536,854)	(58,449,971)

Net assets:
Beginning of period	93,154,437	151,604,408
End of period	$34,617,583	$93,154,437
Accumulated net investment loss at end of period	$(785,273)	$(318,354)

Capital share activity:
Shares sold
A-Class	49,424	978,397
C-Class	3,128	310,507
H-Class	61,949	1,063,468
Institutional Class	47,930	1,177,662
Shares redeemed
A-Class	(539,706)	(1,986,372)
C-Class	(234,539)	(389,005)
H-Class	(580,330)	(2,190,686)
Institutional Class	(1,211,439)	(1,128,561)
Net decrease in shares	(2,403,583)	(2,164,590)

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-annual report | 25

LONG SHORT INTEREST RATE STRATEGY fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
A-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$23.85	$24.97	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.15)	(.31)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.63)	(.81)	.50
Total from investment operations	(.78)	(1.12)	.24
Less distributions from:
Net realized gains	—	—	(.27)
Total distributions	—	—	(.27)
Net asset value, end of period	$23.07	$23.85	$24.97

Total Return[d]	(3.23%)	(4.53%)	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,394	$25,536	$51,915
Ratios to average net assets:
Net investment loss	(1.32%)	(1.32%)	(1.35%)
Total expenses	1.48%	1.51%	1.54%
Portfolio turnover rate	—	—	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
C-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$23.53	$24.83	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.24)	(.49)	(.40)
Net gain (loss) on investments (realized and unrealized)	(.61)	(.81)	.50
Total from investment operations	(.85)	(1.30)	.10
Less distributions from:
Net realized gains	—	—	(.27)
Total distributions	—	—	(.27)
Net asset value, end of period	$22.68	$23.53	$24.83

Total Return[d]	(3.61%)	(5.24%)	0.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,750	$12,449	$15,086
Ratios to average net assets:
Net investment loss	(2.07%)	(2.06%)	(2.12%)
Total expenses	2.23%	2.26%	2.30%
Portfolio turnover rate	—	—	—

26 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
H-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$23.84	$24.97	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.15)	(.32)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.62)	(.81)	.50
Total from investment operations	(.77)	(1.13)	.24
Less distributions from:
Net realized gains	—	—	(.27)
Total distributions	—	—	(.27)
Net asset value, end of period	$23.07	$23.84	$24.97

Total Return[d]	(3.23%)	(4.53%)	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,688	$18,240	$47,252
Ratios to average net assets:
Net investment loss	(1.32%)	(1.32%)	(1.36%)
Total expenses	1.48%	1.51%	1.54%
Portfolio turnover rate	—	—	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
Institutional Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$23.94	$25.01	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.12)	(.25)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.63)	(.82)	.49
Total from investment operations	(.75)	(1.07)	.28
Less distributions from:
Net realized gains	—	—	(.27)
Total distributions	—	—	(.27)
Net asset value, end of period	$23.19	$23.94	$25.01

Total Return[d]	(3.13%)	(4.28%)	1.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,786	$36,929	$37,351
Ratios to average net assets:
Net investment loss	(1.07%)	(1.06%)	(1.13%)
Total expenses	1.23%	1.25%	1.30%
Portfolio turnover rate	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-annual report | 27

FUND PROFILE (Unaudited)	September 30, 2012

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	3.8%
China Mobile Ltd. ADR	3.8%
Petroleo Brasileiro S.A. ADR — Class A	3.1%
America Movil SAB de CV ADR	3.0%
Petroleo Brasileiro S.A. ADR	2.5%
Vale S.A. Preferred ADR	2.4%
Itau Unibanco Holding S.A. ADR	2.3%
CNOOC Ltd. ADR	2.1%
Baidu, Inc. ADR	2.1%
Banco Bradesco S.A. ADR	2.0%
Top Ten Total	27.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28 | the GUGGENHEIM FUNDS SEMI-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 58.6%

ENERGY - 13.6%
Petroleo Brasileiro S.A. ADR — Class A	6,898	$152,240
Petroleo Brasileiro S.A. ADR	5,342	122,546
CNOOC Ltd. ADR	521	105,622
PetroChina Company Ltd. ADR	684	88,345
Sasol Ltd. ADR	1,642	73,200
China Petroleum & Chemical Corp. ADR	550	50,831
Ecopetrol S.A. ADR	799	47,085
Ultrapar Participacoes S.A. ADR	1,350	30,119
Total Energy		669,988

TELECOMMUNICATION SERVICES - 11.0%
China Mobile Ltd. ADR	3,387	187,505
America Movil SAB de CV ADR	5,819	148,035
Chunghwa Telecom Company Ltd. ADR	1,252	39,750
Telekomunikasi Indonesia Persero
Tbk PT ADR	806	31,378
Mobile Telesystems OJSC ADR	1,641	28,750
China Telecom Corporation Ltd. ADR	455	26,376
China Unicom Hong Kong Ltd. ADR	1,383	22,557
Telefonica Brasil S.A. ADR	951	20,675
Philippine Long Distance
Telephone Co. ADR	270	17,823
SK Telecom Company Ltd. ADR	1,154	16,779
Total Telecommunication Services		539,628

FINANCIALS - 9.7%
Itau Unibanco Holding S.A. ADR	7,394	112,980
Banco Bradesco S.A. ADR	6,198	99,602
China Life Insurance Company Ltd. ADR	1,625	70,476
Shinhan Financial Group
Company Ltd. ADR	768	51,564
HDFC Bank Ltd. ADR	1,242	46,674
KB Financial Group, Inc. ADR	1,244	43,901
ICICI Bank Ltd. ADR	921	36,969
Bancolombia S.A. ADR	278	16,599
Total Financials		478,765

MATERIALS – 9.3%
Vale S.A. Preferred ADR	6,833	118,621
POSCO ADR	1,074	87,574
Vale S.A. ADR	4,327	77,453
AngloGold Ashanti Ltd. ADR	1,251	43,847
Gold Fields Ltd. ADR	2,361	30,339
Cemex SAB de CV ADR*	3,459	28,813
Gerdau S.A. ADR	2,929	27,855
Cia de Minas Buenaventura S.A. ADR	609	23,727
Sociedad Quimica y Minera de Chile
S.A. ADR	292	17,999
Total Materials		456,228

INFORMATION TECHNOLOGY - 8.1%
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	11,912	188,449
Baidu, Inc. ADR*	876	102,334
Infosys Ltd. ADR	1,555	75,480
LG Display Company Ltd. ADR*	1,438	18,076
United Microelectronics Corp. ADR	7,882	16,158
Total Information Technology		400,497

CONSUMER STAPLES - 4.6%
Cia de Bebidas das Americas ADR	2,442	93,455
Fomento Economico Mexicano
SAB de CV ADR	616	56,660
BRF - Brasil Foods S.A. ADR	2,184	37,783
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	461	20,796
Cencosud S.A. ADR	1,029	18,882
Total Consumer Staples		227,576

UTILITIES - 1.2%
Korea Electric Power Corp. ADR*	1,776	22,057
Cia Energetica de Minas Gerais ADR	1,573	19,065
Empresa Nacional de Electricidad
S.A. ADR	358	17,170
Total Utilities		58,292

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB ADR	1,301	30,587

INDUSTRIALS - 0.5%
Latam Airlines Group S.A. ADR	1,003	25,356
Total Common Stocks
(Cost $2,809,599)		2,886,917

	Face Amount
REPURCHASE AGREEMENTS††,1 - 80.8%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	$1,761,151	1,761,151
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	1,165,353	1,165,353
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	670,498	670,498
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	382,501	382,501
Total Repurchase Agreements
(Cost $3,979,503)		3,979,503
Total Investments - 139.4%
(Cost $6,789,102)		$6,866,420
Other Assets & Liabilities, net - (39.4)%		(1,939,755)
Total Net Assets - 100.0%		$4,926,665

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
EMERGING MARKETS 2x STRATEGY FUND

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 MSCI Emerging Markets
Index Mini
Futures Contracts
(Aggregate Value of
Contracts $845,325)	17	$(3,322)

Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2012 BNY
Mellon Emerging Markets
50 ADR Index Swap,
Terminating 10/29/12[3]
(Notional Value $7,806,036)	3,166	$67,458

Country Diversification

The pie chart above reflects percentages of
the market value of Common Stocks.

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR — American Depositary Receipt

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments, at value
(cost $2,809,599)	$2,886,917
Repurchase agreements, at value
(cost $3,979,503)	3,979,503
Total investments
(cost $6,789,102)	6,866,420
Unrealized appreciation on swap agreements	67,458
Segregated cash with broker	44,200
Receivable for swap settlement	39,352
Cash	50
Receivables:
Fund shares sold	149,514
Variation margin	13,892
Dividends	8,151
Interest	47
Total assets	7,189,084
Liabilities:
Payable for:
Fund shares redeemed	2,254,683
Management fees	3,598
Distribution and service fees	1,055
Transfer agent and administrative fees	999
Portfolio accounting fees	400
Miscellaneous	1,684
Total liabilities	2,262,419
Net Assets	$4,926,665
Net assets consist of:
Paid in capital	$6,158,445
Accumulated net investment loss	(23,865)
Accumulated net realized loss on investments	(1,349,369)
Net unrealized appreciation on investments	141,454
Net assets	$4,926,665
A-class:
Net assets	$256,145
Capital shares outstanding	16,876
Net asset value per share	$15.18
Maximum offering price per share
(Net asset value divided by 95.25%)	$15.94
C-class:
Net assets	$117,280
Capital shares outstanding	7,773
Net asset value per share	$15.09
H-class:
Net assets	$4,553,240
Capital shares outstanding	298,920
Net asset value per share	$15.23

STATEMENT OF
OPERATIONS (Unaudited)
Period ended September 30, 2012

Investment income:
Dividends (net of foreign withholding tax of $421)	$23,434
Interest	1,183
Total investment income	24,617

Expenses:
Management fees	15,688
Transfer agent and administrative fees	4,358
Distribution and service fees:
A-class	289
C-class	890
H-Class	3,847
Portfolio accounting fees	1,743
Licensing fees	2,960
Custodian fees	436
Trustees’ fees*	290
Miscellaneous	1,738
Total expenses	32,239
Less:
Expenses waived by advisor	(2,263)
Net expenses	29,976
Net investment loss	(5,359)

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(100,884)
Swap agreements	(774,910)
Futures contracts	(98,638)
Net realized loss	(974,432)
Net change in unrealized appreciation (depreciation) on:
Investments	33,441
Swap agreements	262,692
Futures contracts	(3,322)
Net change in unrealized appreciation (depreciation)	292,811
Net realized and unrealized loss	(681,621)
Net decrease in net assets resulting from operations	$(686,980)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(5,359)	$(18,506)
Net realized loss on investments	(974,432)	(274,258)
Net change in unrealized appreciation (depreciation) on investments	292,811	(513,638)
Net decrease in net assets resulting from operations	(686,980)	(806,402)

Distributions to shareholders from:
Net realized gains
A-Class	—	(1,547)
C-Class	—	(1,676)
H-Class	—	(191,123)
Total distributions to shareholders	—	(194,346)

Capital share transactions:
Proceeds from sale of shares
A-Class	249,484	2,133,102
C-Class	12,065,560	67,533,983
H-Class	50,985,896	112,547,354
Distributions reinvested
A-Class	—	1,547
C-Class	—	1,676
H-Class	—	189,012
Cost of shares redeemed
A-Class	(295,655)	(2,733,563)
C-Class	(11,911,583)	(68,198,547)
H-Class	(50,618,511)	(110,758,822)
Net increase from capital share transactions	475,191	715,742
Net decrease in net assets	(211,789)	(285,006)

Net assets:
Beginning of period	5,138,454	5,423,460
End of period	$4,926,665	$5,138,454
Accumulated net investment loss at end of period	$(23,865)	$(18,506)

Capital share activity:
Shares sold
A-Class	17,503	93,188
C-Class	835,809	3,321,992
H-Class	3,542,103	5,747,087
Shares issued from reinvestment of distributions
A-Class	—	110
C-Class	—	119
H-Class	—	13,358
Shares redeemed
A-Class	(21,422)	(109,307)
C-Class	(831,583)	(3,345,630)
H-Class	(3,511,768)	(5,629,413)
Net increase in shares	30,642	91,504

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
A-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$17.48	$26.95	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.01)	(—)[d]	(.13)
Net gain (loss) on investments (realized and unrealized)	(2.29)	(8.35)	2.08
Total from investment operations	(2.30)	(8.35)	1.95
Less distributions from:
Net realized gains	—	(1.12)	—
Total distributions	—	(1.12)	—
Net asset value, end of period	$15.18	$17.48	$26.95

Total Return[e]	(13.16%)	(30.00%)	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256	$363	$992
Ratios to average net assets:
Net investment loss	(0.07%)	(0.01%)	(1.42%)
Total expenses	1.82%	1.77%	1.85%
Net expenses[f]	1.69%	1.69%	1.73%
Portfolio turnover rate	183%	883%	58%

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
C-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$17.46	$26.83	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.11)	(.18)	(.31)
Net gain (loss) on investments (realized and unrealized)	(2.26)	(8.07)	2.14
Total from investment operations	(2.37)	(8.25)	1.83
Less distributions from:
Net realized gains	—	(1.12)	—
Total distributions	—	(1.12)	—
Net asset value, end of period	$15.09	$17.46	$26.83

Total Return[e]	(13.57%)	(29.75%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117	$62	$726
Ratios to average net assets:
Net investment loss	(1.56%)	(0.87%)	(1.98%)
Total expenses	2.56%	2.54%	2.60%
Net expenses[f]	2.43%	2.46%	2.49%
Portfolio turnover rate	183%	883%	58%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
H-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$17.55	$26.94	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.02)	(.07)	(.11)
Net gain (loss) on investments (realized and unrealized)	(2.30)	(8.20)	2.05
Total from investment operations	(2.32)	(8.27)	1.94
Less distributions from:
Net realized gains	—	(1.12)	—
Total distributions	—	(1.12)	—
Net asset value, end of period	$15.23	$17.55	$26.94

Total Return[e]	(13.22%)	(29.70%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,553	$4,713	$3,705
Ratios to average net assets:
Net investment loss	(0.25%)	(0.37%)	(1.05%)
Total expenses	1.81%	1.77%	1.85%
Net expenses[f]	1.68%	1.69%	1.74%
Portfolio turnover rate	183%	883%	58%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Net investment loss is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net expense information reflects the expense ratios after expense waivers.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2012

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 81.1%
HSBC Group
issued 09/28/12 at 0.17%
due 10/01/12	$1,039,494	$1,039,494
Mizuho Financial Group, Inc.
issued 09/28/12 at 0.17%
due 10/01/12	598,083	598,083
Deutsche Bank
issued 09/28/12 at 0.12%
due 10/01/12	341,190	341,190
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12[2]	140,770	140,770
Total Repurchase Agreements
(Cost $2,119,537)		2,119,537
Total Investments - 81.1%
(Cost $2,119,537)		$2,119,537
Other Assets & liabilities, net - 18.9%		494,351
Total net Assets - 100.0%		$2,613,888

	Contracts	Unrealized Gain (loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 MSCI Emerging
Markets Index
Mini Futures Contracts
(Aggregate Value of
Contracts $3,828,825)	77	$34,871

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
October 2012 BNY
Mellon Emerging Markets
50 ADR Index Swap,
Terminating 10/29/12[3]
(Notional Value $1,382,375)	561	$(8,238)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Repurchase agreements, at value
(cost $2,119,537)	$2,119,537
Segregated cash with broker	187,200
Receivables:
Fund shares sold	489,943
Variation margin	30,430
Interest	28
Total assets	2,827,138
Liabilities:
Unrealized depreciation on swap agreements	8,238
Overdraft due to custodian bank	165
Payable for:
Fund shares redeemed	200,696
Management fees	1,519
Distribution and service fees	438
Transfer agent and administrative fees	422
Portfolio accounting fees	169
Miscellaneous	1,603
Total liabilities	213,250
Net assets	$2,613,888
Net assets consist of:
Paid in capital	$3,817,503
Accumulated net investment loss	(31,053)
Accumulated net realized loss on investments	(1,199,195)
Net unrealized appreciation on investments	26,633
Net assets	$2,613,888
A-class:
Net assets	$231,356
Capital shares outstanding	11,588
Net asset value per share	$19.97
Maximum offering price per share
(Net asset value divided by 95.25%)	$20.97
C-Class:
Net assets	$17,391
Capital shares outstanding	831
Net asset value per share	$20.93
H-Class:
Net assets	$2,365,141
Capital shares outstanding	118,462
Net asset value per share	$19.97

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2012

Investment Income:
Interest	$1,298
Total investment income	1,298

Expenses:
Management fees	10,351
Transfer agent and administrative fees	2,876
Distribution and service fees:
A-Class	224
C-Class	1,202
H-Class	2,351
Portfolio accounting fees	1,150
Licensing fees	2,048
Custodian fees	210
Trustees’ fees*	209
Miscellaneous	1,104
Total expenses	21,725
Less:
Expenses waived by Advisor	(1,588)
Net expenses	20,137
Net investment loss	(18,839)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	106,112
Futures contracts	(36,811)
Net realized gain	69,301
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(61,842)
Futures contracts	37,090
Net change in unrealized appreciation (depreciation)	(24,752)
Net realized and unrealized gain	44,549
Net increase in net assets resulting from operations	$25,710

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(18,839)	$(57,122)
Net realized gain (loss) on investments	69,301	(953,332)
Net change in unrealized appreciation (depreciation) on investments	(24,752)	247,396
Net increase (decrease) in net assets resulting from operations	25,710	(763,058)

Capital share transactions:
Proceeds from sale of shares
A-Class	315,431	648,870
C-Class	21,002,970	87,793,549
H-Class	60,062,379	73,854,823
Cost of shares redeemed
A-Class	(40,155)	(567,237)
C-Class	(22,286,073)	(86,340,121)
H-Class	(59,950,877)	(74,083,821)
Net increase (decrease) from capital share transactions	(896,325)	1,306,063
Net increase (decrease) in net assets	(870,615)	543,005

Net assets:
Beginning of period	3,484,503	2,941,498
End of period	$2,613,888	$3,484,503
Accumulated net investment loss at end of period	$(31,053)	$(12,214)

Capital share activity:
Shares sold
A-Class	12,906	24,792
C-Class	905,111	3,786,907
H-Class	2,700,011	3,190,564
Shares redeemed
A-Class	(1,750)	(25,988)
C-Class	(966,557)	(3,725,324)
H-Class	(2,696,384)	(3,212,511)
Net increase (decrease) in shares	(46,663)	38,440

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS .

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
A-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.39)	(.16)
Net gain (loss) on investments (realized and unrealized)	.86	(1.47)	(3.69)
Total from investment operations	.68	(1.86)	(3.85)
Net asset value, end of period	$19.97	$19.29	$21.15

Total Return[d]	3.58%	(8.84%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$231	$8	$34
Ratios to average net assets:
Net investment loss	(1.56%)	(1.66%)	(1.61%)
Total expenses	1.82%	1.78%	1.85%
Net expenses[e]	1.68%	1.69%	1.73%
Portfolio turnover rate	—	—	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
C-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$20.25	$21.33	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.26)	(.55)	(.25)
Net gain (loss) on investments (realized and unrealized)	.94	(.53)	(3.42)
Total from investment operations	.68	(1.08)	(3.67)
Net asset value, end of period	$20.93	$20.25	$21.33

Total Return[d]	3.36%	(5.06%)[f]	(14.68%)[f]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17	$1,261	$15
Ratios to average net assets:
Net investment loss	(2.35%)	(2.41%)	(2.37%)
Total expenses	2.58%	2.53%	2.57%
Net expenses[e]	2.44%	2.44%	2.46%
Portfolio turnover rate	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
H-Class	2012[a]	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.17)	(.38)	(.16)
Net gain (loss) on investments (realized and unrealized)	.85	(1.48)	(3.69)
Total from investment operations	.68	(1.86)	(3.85)
Net asset value, end of period	$19.97	$19.29	$21.15

Total Return[d]	3.53%	(8.79%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,365	$2,215	$2,892
Ratios to average net assets:
Net investment loss	(1.56%)	(1.67%)	(1.63%)
Total expenses	1.81%	1.79%	1.85%
Net expenses[e]	1.67%	1.70%	1.74%
Portfolio turnover rate	—	—	—

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Generally, the performance of the Fund’s C-Class shares will under perform the Fund’s H-Class shares and A-Class shares due to the C-Class shares’ higher expense ratio. However, the performance of the Fund’s C-Class shares is greater than that of the H-Class shares and A-Class shares due to the impact large redemptions of C-Class shares had on the expense accruals for C-Class shares. The effect of the expense accruals on the performance of the C-Class shares of the Fund was magnified by the small asset base of the C-Class shares.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS .

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2012, the Trust consisted of fifty-six separate funds. This report covers the Alternatives Funds and the International Equity Funds (the “Funds”), while the other funds are contained in separate reports. Only A-Class, C-Class, H-Class and Institutional Class shares had been issued in the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The International Equity Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2012, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund or an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.  Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
U.S. Long Short Momentum Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Long Short Interest Rate Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%

GI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund to the extent necessary to keep net operating expenses for A-Class, C-Class, H-Class, and Institutional Class shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively, of the Fund’s A-Class, C-Class, H-Class, and Institutional Class shares average daily net assets until August 1, 2013. The total annual fund operating expenses after fee waiver and/or expense reimbursement includes excluded expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90%, and 1.65%, respectively. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

For the period ended September 30, 2012, GI voluntarily agreed to reimburse a portion of the licensing fee charged to the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2012, RDL retained sales charges of $112,708 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments.

The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
U.S. Long Short Momentum Fund	$48,858,373	$—	$3,318,001	$—	$—	$52,176,374
Event Driven and Distressed Strategies Fund	1,016,070	—	8,555,404	—	—	9,571,474
Long Short Interest Rate Strategy Fund	—	4,818	34,758,105	—	—	34,762,923
Emerging Markets 2x Strategy Fund	2,886,917	—	3,979,503	67,458	—	6,933,878
Inverse Emerging Markets 2x Strategy Fund	—	34,871	2,119,537	—	—	2,154,408
Liabilities
U.S. Long Short Momentum Fund	$20,691,574	$—	$—	$—	$—	$20,691,574
Event Driven and Distressed Strategies Fund	—	11,146	—	29,748	—	40,894
Long Short Interest Rate Strategy Fund	—	79,716	—	—	—	79,716
Emerging Markets 2x Strategy Fund	—	3,322	—	—	—	3,322
Inverse Emerging Markets 2x Strategy Fund	—	—	—	8,238	—	8,238

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no transfers between levels.

5.  Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Federal Farm Credit Bank Notes
0.17%			0.15% - 1.13%
Due 10/01/12	$914,000,000	$914,012,948	01/06/14 - 02/27/14	$422,477,000	$464,919,327
			Freddie Mac Notes
			0.65% - 4.75%
			03/12/15 - 07/10/19	300,000,000	302,288,410
			U.S. Treasury Note
			3.13%
			11/15/41	150,000,000	165,072,575
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.17%			0.00%
Due 10/01/12	525,879,171	525,886,621	03/07/13 - 05/30/13	455,835,000	455,479,165
			U.S. Treasury Note
			1.75%
			05/31/16	76,370,900	80,917,681
Deutsche Bank			U.S. Treasury Note
0.12%			2.63%
Due 10/01/12	300,000,000	300,003,000	12/31/14	288,794,900	306,000,061
Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	113,451,718	113,452,853	03/15/14	113,923,600	115,720,867

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6.  Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity
U.S. Long Short Momentum Fund		x
Event Driven and Distressed Strategies Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
Event Driven and Distressed Strategies Fund	90%	—
Long Short Interest Rate Strategy Fund	—	205%
Emerging Markets 2x Strategy Fund	160%	15%
Inverse Emerging Markets 2x Strategy Fund	—	200%

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2012:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Corporate Bond	Variation margin	Variation margin
contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2012:

Asset Derivative Investments Value

	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Interest Rate	Corporate Bond	September 30,
	Contracts*	Contracts	Contracts*	Contracts	2012
Long Short Interest Rate Strategy Fund	$—	$—	$4,818	$—	$4,818
Emerging Markets 2x Strategy Fund	—	67,458	—	—	67,458
Inverse Emerging Markets 2x Strategy Fund	34,871	—	—	—	34,871

Liability Derivative Investments Value

	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Interest Rate	Corporate Bond	September 30,
	Contracts*	Contracts	Contracts*	Contracts	2012
Event Driven and Distressed Strategies Fund	$11,146	$—	$—	$29,748	$40,894
Long Short Interest Rate Strategy Fund	—	—	79,716	—	79,716
Emerging Markets 2x Strategy Fund	3,322	—	—	—	3,322
Inverse Emerging Markets 2x Strategy Fund	—	8,238	—	—	8,238

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Corporate Bond contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations

	Futures	Swaps	Futures	Swaps
	Equity	Equity	Interest Rate	Corporate Bond
	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$(2,036,347)	$—	$—	$—	$(2,036,347)
Event Driven and Distressed Strategies Fund	21,965	(50,204)	—	400,772	372,533
Long Short Interest Rate Strategy Fund	—	—	(130,584)	—	(130,584)
Emerging Markets 2x Strategy Fund	(98,638)	(774,910)	—	—	(873,548)
Inverse Emerging Markets 2x Strategy Fund	(36,811)	106,112	—	—	69,301

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations

	Futures	Swaps	Futures	Swaps
	Equity	Equity	Interest Rate	Corporate Bond
	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$212,043	$—	$—	$—	$212,043
Event Driven and Distressed Strategies Fund	(11,146)	(4,370)	—	(13,010)	(28,526)
Long Short Interest Rate Strategy Fund	—	—	(2,272,025)	—	(2,272,025)
Emerging Markets 2x Strategy Fund	(3,322)	262,692	—	—	259,370
Inverse Emerging Markets 2x Strategy Fund	37,090	(61,842)	—	—	(24,752)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7.  Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
U.S. Long Short Momentum Fund	$50,669,650	$1,840,596	$(333,871)	$1,506,725
Event Driven and Distressed Strategies Fund	9,578,076	—	(6,602)	(6,602)
Long Short Interest Rate Strategy Fund	34,756,765	1,340	—	1,340
Emerging Markets 2x Strategy Fund	7,041,472	—	(175,052)	(175,052)
Inverse Emerging Markets 2x Strategy Fund	2,119,537	—	—	—

8.  Securities Transactions

For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
U.S. Long Short Momentum Fund	$76,709,080	$148,474,248
Event Driven and Distressed Strategies Fund	1,924,708	2,817,502
Long Short Interest Rate Strategy Fund	—	—
Emerging Markets 2x Strategy Fund	5,690,242	2,992,175
Inverse Emerging Markets 2x Strategy Fund	—	—

9.  Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2012. The Funds did not have any borrowings under this agreement at September 30, 2012.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table illustrates the average daily balance borrowed for the period ended September 30, 2012:

Fund	Average Daily Balance
U.S. Long Short Momentum Fund	$87,618
Long Short Interest Rate Strategy Fund	52,967
Emerging Markets 2x Strategy Fund	15,945

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

Fund	Value of Securities Loaned	Cash Collateral
U.S. Long Short Momentum Fund	$501,212	$511,675
Event Driven and Distressed Strategies Fund	508,035	521,125

The following represents a breakdown of the collateral for the repurchase agreements at September 30, 2012:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Series Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding has now been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”).

Rydex Series Funds also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SCLFC actions”). The SLCFC actions also have been consolidated into the MDL Proceeding.

the GUGGENHEIM FUNDS SEMI-annual report | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

On September 7, 2012, the District Court issued a Master Case Order in the MDL Proceeding. This order established a briefing schedule for motions to dismiss in the SLCFC actions; no schedule has yet been established in the Fitzsimons Action. The Court also extended the plaintiffs’ deadline to serve summonses and complaints through January 15, 2013. Finally, the Court ordered that merits discovery will be stayed until further order of the Court.

None of these lawsuits allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500 Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $ 1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. Subsequent Event

American Independence Financial Services, LLC (“American Independence”), the sub-adviser to the Long Short Interest Rate Strategy Fund, provided notice that it intends to resign as the Fund’s sub-adviser, effective October 2, 2012. In connection with the resignation of American Independence, the Board of Trustees (the “Board”) of Rydex Series Funds approved a change to the investment program of the Fund to permit Security Investors, LLC, which operates under the name GI, to manage the Fund in accordance with a macro opportunities strategy.

The Board approved the following changes with respect to the Long Short Interest Rate Strategy Fund’s investment program effective October 2, 2012:

•	a change to the Fund’s name from “Long Short Interest Rate Strategy Fund” to the “Flexible Strategies Fund”;

•	changes to the investment objective, strategies, risks and benchmark, including a change to the Fund’s strategy to invest “substantially all of its assets in cash, U.S. Treasury Bills, Notes and Bonds as well as futures linked to those instruments and exchange-traded funds (“ETFs”)” (such that as a result, the Fund will no longer invest in those securities to the same extent);

•	changes to the portfolio management team; and

•	changes to the non-fundamental investment policies.

The transition to the new investment program will result in adjustments to the Fund’s portfolio holdings, which will increase the Fund’s portfolio turnover rate and could result in increased costs and the realization of taxable gains or losses (which, to the extent of actual gains or losses, would ultimately be borne by shareholders). The Advisor will attempt to minimize these costs, but there is no guarantee these efforts will be successful.

50 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

the GUGGENHEIM FUNDS SEMI-annual report | 51

INFORMATION on board of trustees and officers (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	146
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	146
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	146
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	146
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

Werner E. Keller	Rydex Series Funds – 2005	146
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

52 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION on board of trustees and officers (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded

	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	146
(1960)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	146
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	146
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

the GUGGENHEIM FUNDS SEMI-annual report | 53

INFORMATION on board of trustees and officers (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

54 | the GUGGENHEIM FUNDS SEMI-annual report

GUGGENHEIM INVESTMeNTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

the GUGGENHEIM FUNDS SEMI-annual report | 55

GUGGENHEIM INVESTMeNTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

56 | the GUGGENHEIM FUNDS SEMI-annual report

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805 King Farm Boulevard, Suite 600

Rockville, MD 20850

guggenheiminvestments.com

800 820 0888

RSTF-Semi-0912x0313

ASSET ALLOCATION FUNDS

ALL-ASSET CONSERVATIVE STRATEGY FUND

ALL-ASSET MODERATE STRATEGY FUND

ALL-ASSET AGGRESSIVE STRATEGY FUND

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2012

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for an extensive selection of our mutual funds (the “Funds”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

This report covers performance for the semiannual period ended September 30, 2012.

Rydex Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer a wide range of domestic and global themes in our funds and a distinctive ETF line-up.

To learn more about economic and market conditions affecting the six months ending September 30, 2012, we encourage you to read the Economic and Market Overview section of the report. That and the six-month performance of each Fund follow this letter.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2012

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

2 | the GUGGENHEIM FUNDS SEMI-ANNUAL report

ECONOMIC AND MARKET OVERVIEW	September 30, 2012

Amidst the negative headlines concerning the potential fiscal cliff in the U.S., further turmoil in Europe and worsening economic data from China, the U.S. economy has shown surprising resilience, with signs of rising consumer sentiment and a recovery in housing. The U.S. housing market appears to have passed its bottom and real estate prices have begun to pick up. Our expectation is that a period of continued low interest rates will likely reinforce the rise in home prices and sales. Rising home prices will increase household net worth, which will translate into greater consumption via the wealth effect, and is supportive of overall economic growth. The recent rise in headline inflation, led by increases in energy and food prices, is likely to be transitory. Inflationary pressures should remain muted in the medium-term given the substantial slack in the economy.

The U.S. economy continues to press forward despite the current headwinds, and we believe the current macroeconomic environment remains constructive for risk assets, especially in the U.S. Stocks in the U.S. appear to be undervalued by most measures, and should benefit from continued capital inflow and the Federal Reserve’s accommodative monetary policy. We continue to see attractive value in credit products on a relative basis. This positive outlook for fixed income, however, is limited to spread (or non-government) sectors. Treasury prices, particularly in the ten-year segment, appear rich. As a result, Treasuries are not a significant holding in the portfolios.

On the international front, uncertainty continues to weigh on European markets. European policymakers appear to be coming closer to a consensus on the need for a fiscal union, albeit at a glacial pace. This would be a positive development in our view and is necessary for a resolution of the current crisis. In China, a recent batch of economic data suggests that the odds of a hard landing have increased materially. We expect an announcement of additional stimulus measures after the government transition next year, but not on the scale of the previous round of stimulus from 2009. Although a stimulus would be supportive of economic growth, we expect China’s headline growth to slow from its breakneck pace of the past decade.

For the period covered by this report, the broad U.S. stock and bond markets have been, much like the economy, slowly moving up. The Standard & Poor’s 500 Index (the “S&P 500”)*, which is generally regarded as an indicator of the broad U.S. stock market, closed at a four-year high during September, and for the period returned 3.43% (all returns cited are for the 6-month period ended September 30, 2012). Foreign equity markets were weaker. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -0.70%. The MSCI Emerging Markets Index*, which measures stock market performance in global emerging markets, returned -1.84%.

The search for yield continued to attract investors to the U.S. bond market, helping performance, with lower-rated bonds outperforming higher-quality issues. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, returned 3.68%, while return of the Barclays U.S. Corporate High Yield Index* was 6.45%.

Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

All indices described are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Standard & Poor’s 500 Index (the “S&P 500”) is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the GUGGENHEIM FUNDS SEMI-ANNUAL report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2012 and ending September 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2012	September 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]

All-Asset Conservative Strategy Fund
A-Class	0.00%[4]	1.49%	$1,000.00	$1,014.90	$—
C-Class	0.75%	1.17%	1,000.00	1,011.70	3.77
H-Class	0.00%[4]	1.49%	1,000.00	1,014.90	—

All-Asset Moderate Strategy Fund
A-Class	0.00%[4]	0.94%	1,000.00	1,009.40	—
C-Class	0.75%	0.49%	1,000.00	1,004.90	3.76
H-Class	0.00%[4]	0.84%	1,000.00	1,008.40	—

All-Asset Aggressive Strategy Fund
A-Class	0.00%[4]	0.19%	1,000.00	1,001.90	—
C-Class	0.75%	(0.20%)	1,000.00	998.00	3.75
H-Class	0.00%[4]	0.19%	1,000.00	1,001.90	—

Table 2. Based on hypothetical 5% return (before expenses)

All-Asset Conservative Strategy Fund
A-Class	0.00%[4]	5.00%	$1,000.00	$1,025.00	$—
C-Class	0.75%	5.00%	1,000.00	1,021.25	3.79
H-Class	0.00%[4]	5.00%	1,000.00	1,025.00	—

All-Asset Moderate Strategy Fund
A-Class	0.00%[4]	5.00%	1,000.00	1,025.00	—
C-Class	0.75%	5.00%	1,000.00	1,021.25	3.79
H-Class	0.00%[4]	5.00%	1,000.00	1,025.00	—

All-Asset Aggressive Strategy Fund
A-Class	0.00%[4]	5.00%	1,000.00	1,025.00	—
C-Class	0.75%	5.00%	1,000.00	1,021.25	3.79
H-Class	0.00%[4]	5.00%	1,000.00	1,025.00	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2012 to September 30, 2012.
[4]	Less than 0.01%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	September 30, 2012

ALL-ASSET CONSERVATIVE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

All-Asset Conservative Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)
GF – U.S. Intermediate Bond Fund[1]	18.4%
iShares Barclays Aggregate Bond Fund	15.1%
GF – U.S. Long Short Momentum Fund[1]	11.0%
GF – Multi-Hedge Strategies Fund[1]	6.5%
GF – High Yield Fund[1]	6.2%
GF – Large Cap Value Fund[1]	4.2%
GF – Large Cap Concentrated Growth Fund[1]	4.2%
GF – MSCI EAFE Equal Weight Fund[1]	2.2%
GF – Event Driven and Distressed Strategies Fund[1]	1.5%
GF – Mid Cap Growth Fund[1]	1.2%
Top Ten Total	70.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GF – Guggenheim Funds

1A-Class Shares

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
All-Asset Conservative Strategy Fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 15.1%
iShares Barclays Aggregate Bond Fund	20,159	$2,266,880
Total Exchange Traded Funds
(Cost $2,209,348)		2,266,880

MUTUAL FUNDS†,1 - 58.3%
Fixed Income Funds - 24.6%
GF – U.S. Intermediate Bond Fund	154,687	2,771,989
GF – High Yield Fund	77,419	925,156
Total Fixed Income Funds		3,697,145
Alternatives Funds - 20.6%
GF – U.S. Long Short Momentum Fund*	128,798	1,652,481
GF – Multi-Hedge Strategies Fund	43,371	978,894
GF – Event Driven and Distressed Strategies Fund*	8,285	217,973
GF – Long/Short Commodities Strategy Fund	7,656	141,170
GF – Long Short Interest Rate Strategy Fund*	2,729	62,957
GF – Managed Futures Strategy Fund*	1,872	40,524
Total Alternatives Funds		3,093,999
Domestic Equity Funds - 10.9%
GF – Large Cap Value Fund	20,168	630,243
GF – Large Cap Concentrated Growth Fund*	67,320	628,096
GF – Mid Cap Growth Fund*	4,768	173,542
GF – Mid Cap Value Fund*	5,224	172,650
GF – Small Cap Growth Fund*	977	14,956
GF – Small Cap Value Fund*	989	14,871
Total Domestic Equity Funds		1,634,358
International Equity Funds - 2.2%
GF – MSCI EAFE Equal Weight Fund	31,915	336,701
Total Mutual Funds
(Cost $7,540,612)		8,762,203

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 25.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$3,841,135	3,841,135
Total Repurchase Agreement
(Cost $3,841,135)		3,841,135
Total Investments - 99.0%
(Cost $13,591,095)		$14,870,218
Other Assets & Liabilities, net - 1.0%		150,689
Total Net Assets - 100.0%		$15,020,907

		Unrealized
	Contracts	Gain (loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note
Futures Contracts
(Aggregate Value of
Contracts $1,735,906)	13	$10,426
December 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $1,869,726)	15	7,853
(Total Aggregate Value of
Contracts $3,605,632)		$18,279
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $101,540)	1	$(978)
December 2012 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $103,050)	1	(1,634)
(Total Aggregate Value of
Contracts $204,590)		$(2,612)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index
Futures Contracts
(Aggregate Value of
Contracts $133,125)	3	$1,565
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,720,501)	24	1,349
December 2012 S&P/TSX 60 IX Index
Futures Contracts
(Aggregate Value of
Contracts $142,405)	1	1,212
December 2012 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $113,350)	1	(671)
December 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $823,735)	11	(29,293)
(Total Aggregate Value of
Contracts $2,933,116)		$(25,838)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2012
ALL-ASSET CONSERVATIVE STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $232,539)	1	$7,058
October 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $129,442)	3	5,992
December 2012 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $184,648)	2	4,280
December 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $250,260)	3	2,440
October 2012 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $134,532)	1	(2,368)
(Total Aggregate Value of
Contracts $931,421)		$17,402

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $160,762)	1	$1,718
December 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $100,869)	1	(471)
(Total Aggregate Value of
Contracts $261,631)		$1,247

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 5. GF — Guggenheim Funds

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET CONSERVATIVE STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $2,209,348)	$2,266,880
Investments in affiliated issuers, at value
(cost $7,540,612)	8,762,203
Repurchase agreement, at value
(cost $3,841,135)	3,841,135
Total investments
(cost $13,591,095)	14,870,218
Segregated cash with broker	236,046
Cash	36,797
Receivables:
Dividends	10,186
Fund shares sold	9,155
Interest	39
Total assets	15,162,441
Liabilities:
Foreign currency, at value
(cost $36,021)	36,827
Payable for:
Fund shares redeemed	84,170
Variation margin	16,744
Distribution and service fees	3,793
Total liabilities	141,534
Net assets	$15,020,907
Net assets consist of:
Paid in capital	$15,000,647
Undistributed net investment income	229,102
Accumulated net realized loss on investments	(1,495,655)
Net unrealized appreciation on investments	1,286,813
Net assets	$15,020,907
A-Class:
Net assets	$3,327,727
Capital shares outstanding	305,310
Net asset value per share	$10.90
Maximum offering price per share
(Net asset value divided by 95.25%)	$11.44
C-Class:
Net assets	$6,725,861
Capital shares outstanding	648,198
Net asset value per share	$10.38
H-Class:
Net assets	$4,967,319
Capital shares outstanding	455,199
Net asset value per share	$10.91

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends from securities of affiliated issuers	$73,887
Dividends from securities of unaffiliated issuers	32,812
Interest	1,400
Total investment income	108,099

Expenses:
Distribution and service fees:
C-Class	25,765
Custodian fees	79
Miscellaneous	131
Total expenses	25,975
Net investment income	82,124

Net Real and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,960
Investments in affiliated issuers	(27,842)
Futures contracts	114,121
Foreign currency	(1,286)
Net realized gain	89,953
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	50,801
Investments in affiliated issuers	(28,294)
Futures contracts	(21,450)
Foreign currency	(504)
Net change in unrealized appreciation (depreciation)	553
Net realized and unrealized gain	90,506
Net increase in net assets resulting from operations	$172,630

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

All-Asset Conservative Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$82,124	$137,107
Net realized gain on investments	89,953	187,949
Net change in unrealized appreciation (depreciation) on investments	553	(301,536)
Net increase in net assets resulting from operations	172,630	23,520

Distributions to shareholders from:
Net investment income
A-Class	—	(43,707)
C-Class	—	(97,577)
H-Class	—	(40,701)
Total distributions to shareholders	—	(181,985)

Capital share transactions:
Proceeds from sale of shares
A-Class	620,737	9,397,815
C-Class	726,786	1,754,348
H-Class	9,931,782	3,738,975
Distributions reinvested
A-Class	—	36,459
C-Class	—	88,690
H-Class	—	35,178
Cost of shares redeemed
A-Class	(553,491)	(9,129,139)
C-Class	(1,020,497)	(3,446,312)
H-Class	(9,646,459)	(1,694,933)
Net increase from capital share transactions	58,858	781,081
Net increase in net assets	231,488	622,616

Net assets:
Beginning of period	14,789,419	14,166,803
End of period	$15,020,907	$14,789,419
Undistributed net investment income at end of period	$229,102	$146,978

Capital share activity:
Shares sold
A-Class	58,281	886,084
C-Class	71,056	175,048
H-Class	930,083	352,100
Shares issued from reinvestment of distributions
A-Class	—	3,599
C-Class	—	9,143
H-Class	—	3,469
Shares redeemed
A-Class	(52,134)	(860,201)
C-Class	(99,327)	(341,306)
H-Class	(906,305)	(161,461)
Net increase in shares	1,654	66,475

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.74	$10.81	$10.11	$8.64	$10.74	$10.70
Income (loss) from investment operations:
Net investment income[b]	.07	.15	.14	.12	.28	.26

Net gain (loss) on investments (realized and unrealized)	.09	(.08)	.65	1.52	(2.08)	.12
Total from investment operations	.16	.07	.79	1.64	(1.80)	.38
Less distributions from:
Net investment income	—	(.14)	(.07)[f]	(.16)[f]	(.14)[f]	(.22	)f
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.16)[f]	(.14	)f
Total distributions	—	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.02
Net asset value, end of period	$10.90	$10.74	$10.81	$10.11	$8.64	$10.74

Total Return[d]	1.49%	0.72%	7.86%	19.02%	(17.05%)	3.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,328	$3,212	$2,915	$2,805	$2,274	$4,431
Ratios to average net assets:
Net investment income	1.22%	1.41%	1.39%	1.27%	2.84%	2.39%
Total expenses[e]	— [g]	—	—	—	—	0.01%
Portfolio turnover rate	71%	134%	112%	174%	230%	119%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.26	$10.42	$9.82	$8.46	$10.60	$10.65
Income (loss) from investment operations:
Net investment income[b]	.02	.07	.07	.05	.28	.17
Net gain (loss) on investments (realized and unrealized)	.10	(.09)	.62	1.48	(2.12)	.12
Total from investment operations	.12	(.02)	.69	1.53	(1.84)	.29
Less distributions from:
Net investment income	—	(.14)	(.07)[f]	(.16)[f]	(.14)[f]	(.22)[f]
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.16)[f]	(.14)[f]
Total distributions	—	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.02
Net asset value, end of period	$10.38	$10.26	$10.42	$9.82	$8.46	$10.60

Total Return[d]	1.17%	(0.12%)	7.07%	18.12%	(17.65%)	2.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,726	$6,941	$8,683	$9,474	$5,107	$5,074
Ratios to average net assets:
Net investment income	0.47%	0.65%	0.66%	0.58%	2.87%	1.53%
Total expenses[e]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover rate	71%	134%	112%	174%	230%	119%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

ALL-ASSET CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.75	$10.82	$10.12	$8.65	$10.75	$10.71
Income (loss) from investment operations:
Net investment income[b]	.07	.15	.14	.12	.31	.25
Net gain (loss) on investments (realized and unrealized)	.09	(.08)	.65	1.52	(2.11)	.13
Total from investment operations	.16	.07	.79	1.64	(1.80)	.38
Less distributions from:
Net investment income	—	(.14)	(.07)[f]	(.16)[f]	(.14)[f]	(.22)[f]
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.16)[f]	(.14)[f]
Total distributions	—	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	.02
Net asset value, end of period	$10.91	$10.75	$10.82	$10.12	$8.65	$10.75

Total Return[d]	1.49%	0.71%	7.85%	19.00%	(17.03%)	3.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,967	$4,636	$2,568	$4,667	$3,022	$7,014
Ratios to average net assets:
Net investment income	1.26%	1.46%	1.33%	1.28%	3.14%	2.28%
Total expenses[e]	— [g]	—	—	—	—	0.01%
Portfolio turnover rate	71%	134%	112%	174%	230%	119%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.
[g]	Less than 0.01%.

12 | the GUGGENHEIM FUNDS SEMI-ANNUAL report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2012

ALL-ASSET MODERATE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

All-Asset Moderate Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)
GF – U.S. Intermediate Bond Fund[1]	18.6%
GF – U.S. Long Short Momentum Fund[1]	17.5%
iShares Barclays Aggregate Bond Fund	11.4%
GF – Large Cap Value Fund[1]	6.7%
GF – Large Cap Concentrated Growth Fund[1]	6.7%
GF – Multi-Hedge Strategies Fund[1]	6.5%
GF – MSCI EAFE Equal Weight Fund[1]	4.2%
GF – Mid Cap Growth Fund[1]	1.8%
GF – Mid Cap Value Fund[1]	1.7%
GF – Event Driven and Distressed Strategies Fund[1]	1.3%
Top Ten Total	76.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GF – Guggenheim Funds

1A-Class Shares

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
all-asset MODERATE STRATEGY fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 11.4%
iShares Barclays Aggregate Bond Fund	21,812	$2,452,759
Total Exchange Traded Funds
(Cost $2,389,324)		2,452,759

MUTUAL FUNDS†,1 - 67.7%
Alternatives Funds - 26.3%
GF – U.S. Long Short Momentum Fund*	292,839	3,757,122
GF – Multi-Hedge Strategies Fund	61,432	1,386,528
GF – Event Driven and Distressed Strategies Fund*	10,540	277,311
GF – Long/Short Commodities Strategy Fund	7,233	133,371
GF – Long Short Interest Rate Strategy Fund*	2,697	62,218
GF – Managed Futures Strategy Fund*	1,013	21,941
Total Alternatives Funds		5,638,491
Fixed Income Funds - 19.5%
GF – U.S. Intermediate Bond Fund	222,474	3,986,734
GF – High Yield Fund	15,538	185,675
Total Fixed Income Funds		4,172,409
Domestic Equity Funds - 17.7%
GF – Large Cap Value Fund	46,136	1,441,757
GF – Large Cap Concentrated Growth Fund*	153,924	1,436,110
GF – Mid Cap Growth Fund*	10,260	373,464
GF – Mid Cap Value Fund*	11,254	371,931
GF – Small Cap Growth Fund*	5,600	85,740
GF – Small Cap Value Fund*	5,676	85,361
Total Domestic Equity Funds		3,794,363
International Equity Funds - 4.2%
GF – MSCI EAFE Equal Weight Fund	85,955	906,828
Total Mutual Funds
(Cost $11,947,310)		14,512,091

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 19.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$4,203,456	4,203,456
Total Repurchase Agreement
(Cost $4,203,456)		4,203,456
Total Investments - 98.7%
(Cost $18,540,090)		$21,168,306
Other Assets & Liabilities, net - 1.3%		286,825
Total Net Assets - 100.0%		$21,455,131

		Unrealized
	Contracts	gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note
Futures Contracts
(Aggregate Value of
Contracts $2,537,093)	19	$14,472
December 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $747,891)	6	3,141
(Total Aggregate Value of
Contracts $3,284,984)		$17,613

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $206,100)	2	$(1,305)
December 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $203,080)	2	(1,955)
(Total Aggregate Value of
Contracts $409,180)		$(3,260)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index
Futures Contracts
(Aggregate Value of
Contracts $221,875)	5	$2,608
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $3,154,251)	44	2,473
December 2012 S&P/TSX 60 IX Index
Futures Contracts
(Aggregate Value of
Contracts $284,810)	2	2,425
December 2012 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $226,700)	2	(1,862)
December 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,497,700)	20	(56,054)
(Total Aggregate Value of
Contracts $5,385,336)		$(50,410)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2012
All-asset MODERATE STRATEGY fund

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $215,736)	5	$9,987
December 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $232,539)	1	7,058
December 2012 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $184,648)	2	4,280
December 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $333,680)	4	3,253
October 2012 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $134,532)	1	(2,368)
(Total Aggregate Value of
Contracts $1,101,135)		$22,210

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $321,525)	2	$3,435
December 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $201,738)	2	(943)
(Total Aggregate Value of
Contracts $523,263)		$2,492

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 5. GF — Guggenheim Funds

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALL-ASSET MODERATE STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $2,389,324)	$2,452,759
Investments in affiliated issuers, at value
(cost $11,947,310)	14,512,091
Repurchase agreement, at value
(cost $4,203,456)	4,203,456
Total investments
(cost $18,540,090)	21,168,306
Segregated cash with broker	377,156
Cash	30,381
Receivables:
Fund shares sold	59,382
Dividends	8,281
Interest	42
Total assets	21,643,548
Liabilities:
Foreign currency, at value
(cost $29,710)	30,402
Payable for:
Fund shares redeemed	115,894
Variation margin	35,838
Distribution and service fees	6,283
Total liabilities	188,417
Net assets	$21,455,131
Net assets consist of:
Paid in capital	$24,998,891
Undistributed net investment income	182,070
Accumulated net realized loss on investments	(6,342,023)
Net unrealized appreciation on investments	2,616,193
Net assets	$21,455,131
A-Class:
Net assets	$6,548,912
Capital shares outstanding	606,895
Net asset value per share	$10.79
Maximum offering price per share
(Net asset value divided by 95.25%)	$11.33
C-Class:
Net assets	$11,301,566
Capital shares outstanding	1,099,086
Net asset value per share	$10.28
H-Class:
Net assets	$3,604,653
Capital shares outstanding	333,983
Net asset value per share	$10.79

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends from securities of affiliated issuers	$51,366
Dividends from securities of unaffiliated issuers	33,370
Interest	1,313
Total investment income	86,049

Expenses:
Distribution and service fees:
C-Class	44,986
Miscellaneous	141
Total expenses	45,127
Net investment income	40,922

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	8,277
Investments in affiliated issuers	295,039
Futures contracts	304,976
Foreign currency	(1,642)
Net realized gain	606,650
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	55,068
Investments in affiliated issuers	(490,765)
Futures contracts	(142,971)
Foreign currency	(450)
Net change in unrealized appreciation (depreciation)	(579,118)
Net realized and unrealized gain	27,532
Net increase in net assets resulting from operations	$68,454

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

all-asset MODERATE STRATEGY fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$40,922	$119,686
Net realized gain on investments	606,650	890,125
Net change in unrealized appreciation (depreciation) on investments	(579,118)	(1,141,591)
Net increase (decrease) in net assets resulting from operations	68,454	(131,780)

Distributions to shareholders from:
Net investment income
A-Class	—	(69,182)
C-Class	—	(138,307)
H-Class	—	(38,073)
Total distributions to shareholders	—	(245,562)

Capital share transactions:
Proceeds from sale of shares
A-Class	328,140	953,533
C-Class	995,305	1,660,360
H-Class	891,070	2,213,182
Distributions reinvested
A-Class	—	63,638
C-Class	—	127,152
H-Class	—	37,295
Cost of shares redeemed
A-Class	(862,412)	(2,396,111)
C-Class	(2,953,602)	(6,071,901)
H-Class	(1,337,033)	(2,662,165)
Net decrease from capital share transactions	(2,938,532)	(6,074,917)
Net decrease in net assets	(2,870,078)	(6,452,259)

Net assets:
Beginning of period	24,325,209	30,777,468
End of period	$21,455,131	$24,325,209
Undistributed net investment income at end of period	$182,070	$141,148

Capital share activity:
Shares sold
A-Class	31,469	92,258
C-Class	99,191	166,888
H-Class	83,385	214,253
Shares issued from reinvestment of distributions
A-Class	—	6,500
C-Class	—	13,566
H-Class	—	3,810
Shares redeemed
A-Class	(82,589)	(234,397)
C-Class	(294,758)	(614,294)
H-Class	(127,908)	(258,330)
Net decrease in shares	(291,210)	(609,746)

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-ANNUAL report | 17

all-asset MODERATE STRATEGY fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.69	$10.69	$9.84	$7.93	$10.18	$10.56
Income (loss) from investment operations:
Net investment income[b]	.04	.09	.10	.09	.20	.17
Net gain (loss) on investments (realized and unrealized)	.06	.01	.82	1.99	(2.31)	(.24)
Total from investment operations	.10	.10	.92	2.08	(2.11)	(.07)
Less distributions from:
Net investment income	—	(.10)	(.05)[g]	(.17)[g]	(.02)[g]	(.12)[g]
Net realized gains	—	—	(.02)[g]	(.01)[g]	(.12)[g]	(.19)[g]
Total distributions	—	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	—	—	— [c]	.01	— [c]	— [c]
Net asset value, end of period	$10.79	$10.69	$10.69	$9.84	$7.93	$10.18

Total Return[d]	0.94%	1.04%	9.39%	26.34%	(20.85%)	(0.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,549	$7,036	$8,485	$9,907	$7,907	$10,214
Ratios to average net assets:
Net investment income	0.77%	0.89%	0.95%	0.94%	2.14%	1.58%
Total expenses[e]	— [h]	—	—	—	—	0.01%
Portfolio turnover rate	24%	77%	93%	170%	220%	125%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.23	$10.31	$9.56	$7.77	$10.05	$10.50
Income (loss) from investment operations:
Net investment income[b]	— [f]	.01	.02	.02	.11	.10
Net gain (loss) on investments (realized and unrealized)	.05	.01	.80	1.94	(2.25)	(.24)
Total from investment operations	.05	.02	.82	1.96	(2.14)	(.14)
Less distributions from:
Net investment income	—	(.10)	(.05)[g]	(.17)[g]	(.02)[g]	(.12)[g]
Net realized gains	—	—	(.02)[g]	(.01)[g]	(.12)[g]	(.19)[g]
Total distributions	—	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	—	—	— [c]	.01	— [c]	— [c]
Net asset value, end of period	$10.28	$10.23	$10.31	$9.56	$7.77	$10.05

Total Return[d]	0.49%	0.30%	8.62%	25.33%	(21.42%)	(1.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,302	$13,241	$17,815	$19,607	$17,885	$30,282
Ratios to average net assets:
Net investment income	0.02%	0.12%	0.21%	0.17%	1.22%	0.90%
Total expenses[e]	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%
Portfolio turnover rate	24%	77%	93%	170%	220%	125%

18 | the GUGGENHEIM FUNDS SEMI-ANNUAL report	See Notes to Financial Statements.

all-asset MODERATE STRATEGY fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.70	$10.69	$9.84	$7.94	$10.18	$10.56
Income (loss) from investment operations:
Net investment income[b]	.04	.09	.09	.08	.16	.13
Net gain (loss) on investments (realized and unrealized)	.05	.02	.83	1.99	(2.26)	(.20)
Total from investment operations	.09	.11	.92	2.07	(2.10)	(.07)
Less distributions from:
Net investment income	—	(.10)	(.05)[g]	(.17)[g]	(.02)[g]	(.12)[g]
Net realized gains	—	—	(.02)[g]	(.01)[g]	(.12)[g]	(.19)[g]
Total distributions	—	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	—	—	— [c]	.01	— [c]	— [c]
Net asset value, end of period	$10.79	$10.70	$10.69	$9.84	$7.94	$10.18

Total Return[d]	0.84%	1.13%	9.39%	26.18%	(20.75%)	(0.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,605	$4,048	$4,478	$7,660	$6,279	$11,359
Ratios to average net assets:
Net investment income	0.77%	0.90%	0.92%	0.92%	1.73%	1.22%
Total expenses[e]	— [h]	—	—	—	—	0.01%
Portfolio turnover rate	24%	77%	93%	170%	220%	125%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net investment income is less than $0.01 per share.
[g]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.
[h]	Less than 0.01%.

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI-ANNUAL report | 19

FUND PROFILE (Unaudited)	September 30, 2012

ALL-ASSET AGGRESSIVE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

All-Asset Aggressive Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)
GF – U.S. Long Short Momentum Fund[1]	18.9%
GF – U.S. Intermediate Bond Fund[1]	9.1%
GF – Large Cap Value Fund[1]	9.0%
GF – Large Cap Concentrated Growth Fund[1]	8.9%
GF – Multi-Hedge Strategies Fund[1]	5.6%
iShares Barclays Aggregate Bond Fund	4.6%
GF – MSCI EAFE Equal Weight Fund[1]	4.2%
GF – Mid Cap Growth Fund[1]	2.0%
GF – Mid Cap Value Fund[1]	1.9%
GF – Event Driven and Distressed Strategies Fund[1]	1.4%
Top Ten Total	65.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GF – Guggenheim Funds

1A-Class Shares

20 | the GUGGENHEIM FUNDS SEMI-ANNUAL report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012
all-asset AGGRESSIVE STRATEGY fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 4.6%
iShares Barclays Aggregate Bond Fund	4,009	$450,812
Total Exchange Traded Funds
(Cost $439,498)		450,812
MUTUAL FUNDS†,1 - 65.0%
Alternatives Funds - 27.1%
GF – U.S. Long Short Momentum Fund*	144,349	1,851,992
GF – Multi-Hedge Strategies Fund	24,195	546,074
GF – Event Driven and Distressed Strategies Fund*	5,026	132,227
GF – Long/Short Commodities Strategy Fund	2,798	51,602
GF – Long Short Interest Rate Strategy Fund*	1,960	45,213
GF – Managed Futures Strategy Fund*	852	18,445
Total Alternatives Funds		2,645,553
Domestic Equity Funds - 23.8%
GF – Large Cap Value Fund	28,141	879,403
GF – Large Cap Concentrated Growth Fund*	93,576	873,062
GF – Mid Cap Growth Fund*	5,314	193,423
GF – Mid Cap Value Fund*	5,844	193,141
GF – Small Cap Value Fund*	6,448	96,975
GF – Small Cap Growth Fund*	6,300	96,447
Total Domestic Equity Funds		2,332,451
Fixed Income Funds - 9.9%
GF – U.S. Intermediate Bond Fund	49,438	885,935
GF – High Yield Fund	6,600	78,866
Total Fixed Income Funds		964,801
International Equity Funds - 4.2%
GF – MSCI EAFE Equal Weight Fund	39,358	415,229
Total Mutual Funds
(Cost $5,054,418)		6,358,034
	Face
	Amount
REPURCHASE AGREEMENT††,2 - 28.4%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$2,773,148	2,773,148
Total Repurchase Agreement
(Cost $2,773,148)		2,773,148
Total Investments - 98.0%
(Cost $8,267,064)		$9,581,994
Other Assets & Liabilities, net - 2.0%		198,341
Total Net Assets - 100.0%		$9,780,335

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note
Futures Contracts
(Aggregate Value of
Contracts $801,188)	6	$4,032
December 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $373,945)	3	1,571
(Total Aggregate Value of
Contracts $1,175,133)		$5,603
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $101,540)	1	$(978)
December 2012 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $103,050)	1	(1,634)
(Total Aggregate Value of
Contracts $204,590)		$(2,612)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,078,937)	29	$1,630
December 2012 S&P/TSX 60 IX Index
Futures Contracts
(Aggregate Value of
Contracts $142,405)	1	1,212
December 2012 Nikkei 225 (CME) Index
Futures Contracts
(Aggregate Value of
Contracts $88,750)	2	1,043
December 2012 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $113,350)	1	(671)
December 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,123,275)	15	(47,528)
(Total Aggregate Value of
Contracts $3,546,717)		$(44,314)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012
all-asset AGGRESSIVE STRATEGY fund

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $232,539)	1	$7,058
October 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $86,294)	2	3,995
December 2012 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $92,324)	1	2,140
December 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $83,420)	1	813
(Total Aggregate Value of
Contracts $494,577)		$14,006

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $160,762)	1	$1,718
December 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $100,869)	1	(471)
(Total Aggregate Value of
Contracts $261,631)		$1,247

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 5.

GF — Guggenheim Funds

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET AGGRESSIVE STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $439,498)	$450,812
Investments in affiliated issuers, at value
(cost $5,054,418)	6,358,034
Repurchase agreement, at value
(cost $2,773,148)	2,773,148
Total investments
(cost $8,267,064)	9,581,994
Segregated cash with broker	227,252
Cash	24,346
Receivables:
Dividends	2,009
Fund shares sold	966
Interest	27
Total assets	9,836,594
Liabilities:
Foreign currency, at value
(cost $23,963)	24,337
Payable for:
Variation margin	29,195
Distribution and service fees	2,723
Fund shares redeemed	4
Total liabilities	56,259
Net assets	$9,780,335
Net assets consist of:
Paid in capital	$11,178,414
Undistributed net investment income	39,073
Accumulated net realized loss on investments	(2,725,653)
Net unrealized appreciation on investments	1,288,501
Net assets	$9,780,335
A-Class:
Net assets	$3,214,657
Capital shares outstanding	309,694
Net asset value per share	$10.38
Maximum offering price per share
(Net asset value divided by 95.25%)	$10.90
C-Class:
Net assets	$4,899,318
Capital shares outstanding	496,346
Net asset value per share	$9.87
H-Class:
Net assets	$1,666,360
Capital shares outstanding	160,589
Net asset value per share	$10.38

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2012

Investment Income:
Dividends from securities of affiliated issuers	$11,599
Dividends from securities of unaffiliated issuers	11,388
Interest	758
Total investment income	23,745

Expenses:
Distribution and service fees:
C-Class	19,239
Miscellaneous	125
Total expenses	19,364
Net investment income	4,381

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	9,157
Investments in affiliated issuers	179,459
Futures contracts	175,716
Foreign currency	(652)
Net realized gain	363,680
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	12,314
Investments in affiliated issuers	(317,693)
Futures contracts	(118,169)
Foreign currency	(658)
Net change in unrealized appreciation
(depreciation)	(424,206)
Net realized and unrealized loss	(60,526)
Net decrease in net assets resulting from operations	$(56,145)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

all-asset AGGRESSIVE STRATEGY fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2012	March 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,381	$24,888
Net realized gain on investments	363,680	663,872
Net change in unrealized appreciation (depreciation) on investments	(424,206)	(1,077,045)
Net decrease in net assets resulting from operations	(56,145)	(388,285)

Distributions to shareholders from:
Net investment income
A-Class	—	(32,421)
C-Class	—	(56,510)
H-Class	—	(17,469)
Total distributions to shareholders	—	(106,400)

Capital share transactions:
Proceeds from sale of shares
A-Class	102,398	564,208
C-Class	224,441	893,522
H-Class	243,167	1,474,836
Distributions reinvested
A-Class	—	30,714
C-Class	—	50,150
H-Class	—	17,168
Cost of shares redeemed
A-Class	(336,365)	(4,012,179)
C-Class	(991,971)	(2,246,851)
H-Class	(635,683)	(2,257,775)
Net decrease from capital share transactions	(1,394,013)	(5,486,207)
Net decrease in net assets	(1,450,158)	(5,980,892)

Net assets:
Beginning of period	11,230,493	17,211,385
End of period	$9,780,335	$11,230,493
Undistributed net investment income at end of period	$39,073	$34,692

Capital share activity:
Shares sold
A-Class	10,330	54,903
C-Class	23,276	93,743
H-Class	24,120	147,220
Shares issued from reinvestment of distributions
A-Class	—	3,331
C-Class	—	5,686
H-Class	—	1,864
Shares redeemed
A-Class	(33,482)	(411,253)
C-Class	(103,958)	(235,389)
H-Class	(63,795)	(231,875)
Net decrease in shares	(143,509)	(571,770)

24 | the GUGGENHEIM FUNDS SEMI-ANNUAL report	See Notes to Financial Statements.

ALL-ASSET AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.36	$10.40	$9.29	$6.98	$9.69	$10.28
Income (loss) from investment operations:
Net investment income[b]	.02	.05	.07	.05	.12	.11
Net gain (loss) on investments (realized and unrealized)	—	—	1.07	2.37	(2.60)	(.48)
Total from investment operations	.02	.05	1.14	2.42	(2.48)	(.37)
Less distributions from:
Net investment income	—	(.09)	(.01)[f]	(.10)[f]	(.22)[f]	(.06)[f]
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.01)[f]	(.16)[f]
Total distributions	—	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.38	$10.36	$10.40	$9.29	$6.98	$9.69

Total Return[d]	0.19%	0.61%	12.31%	34.67%	(25.81%)	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,215	$3,449	$7,134	$6,457	$5,389	$8,596
Ratios to average net assets:
Net investment income	0.47%	0.48%	0.70%	0.55%	1.40%	1.01%
Total expenses[e]	— [g]	—	—	—	0.02%	0.01%
Portfolio turnover rate	28%	77%	97%	185%	278%	120%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.89	$10.01	$9.01	$6.82	$9.56	$10.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	(.01)	(.02)	.05	.06
Net gain (loss) on investments (realized and unrealized)	(.01)	(.01)	1.04	2.32	(2.56)	(.50)
Total from investment operations	(.02)	(.03)	1.03	2.30	(2.51)	(.44)
Less distributions from:
Net investment income	—	(.09)	(.01)[f]	(.10)[f]	(.22)[f]	(.06)[f]
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.01)[f]	(.16)[f]
Total distributions	—	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$9.87	$9.89	$10.01	$9.01	$6.82	$9.56

Total Return[d]	(0.20%)	(0.17%)	11.47%	33.72%	(26.48%)	(4.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,899	$5,707	$7,135	$7,063	$4,667	$6,178
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.18%)	(0.09%)	(0.21%)	0.59%	0.60%
Total expenses[e]	0.75%	0.75%	0.75%	0.75%	0.77%	0.76%
Portfolio turnover rate	28%	77%	97%	185%	278%	120%

SEE NOTES TO FINANCIAL STATEMENTS.	the GUGGENHEIM FUNDS SEMI-ANNUAL report | 25

all-asset AGGRESSIVE STRATEGY fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2012[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.36	$10.40	$9.29	$6.97	$9.69	$10.29
Income (loss) from investment operations:
Net investment income[b]	.02	.05	.06	.04	.11	.08
Net gain (loss) on investments (realized and unrealized)	—	—	1.08	2.39	(2.60)	(.46)
Total from investment operations	.02	.05	1.14	2.43	(2.49)	(.38)
Less distributions from:
Net investment income	—	(.09)	(.01)[f]	(.10)[f]	(.22)[f]	(.06)[f]
Net realized gains	—	—	(.02)[f]	(.01)[f]	(.01)[f]	(.16)[f]
Total distributions	—	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	—	—	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.38	$10.36	$10.40	$9.29	$6.97	$9.69

Total Return[d]	0.19%	0.61%	12.31%	34.86%	(25.92%)	(3.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,666	$2,074	$2,943	$3,630	$3,240	$4,447
Ratios to average net assets:
Net investment income	0.47%	0.53%	0.66%	0.53%	1.22%	0.80%
Total expenses[e]	— [g]	—	—	—	0.02%	0.01%
Portfolio turnover rate	28%	77%	97%	185%	278%	120%

[a]	Unaudited figures for the period ended September 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.
[g]	Less than 0.01%.

26 | the GUGGENHEIM FUNDS SEMI-ANNUAL report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2012, the Trust consisted of fifty-six separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports. Only A-Class, C-Class and H-Class shares had been issued in the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

Each Fund is a “fund of funds”, which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (“the underlying funds”), within the same group of affiliated investment companies and exchange traded funds (“ETFs”) instead of in individual securities. The underlying funds are advised by GI.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The underlying funds are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date and ETFs are valued at the last quoted sales price. Short-term securities with a maturity of 60 days or less and repurchase agreements, are valued at amortized cost, which approximates market value.

B. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

D. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the

the GUGGENHEIM FUNDS SEMI-ANNUAL report | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Classes based upon the value of the outstanding shares in each Class. Certain costs, such as service and distribution fees related to C-Class shares, are charged directly to such class. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets of each Fund included in the Trust.

F. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.

The Funds also directly utilize futures contracts as part of their investment strategies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

In conjunction with the use of futures, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

GI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay GI a management fee. As part of its agreement with the Trust, GI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds and ETFs in which the Fund invests.

RFS provides transfer agent, accounting and administrative services to the Funds. However, the related fees are paid by GI, as noted above.

The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to RDL

28 | the GUGGENHEIM FUNDS SEMI-ANNUAL report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, RDL will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets.

The Funds have adopted a Distribution and Shareholder Services Plan applicable to their C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.50% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$11,029,083	$43,893	$3,841,135	$—	$14,914,111
All-Asset Moderate Strategy Fund	16,964,850	53,132	4,203,456	—	21,221,438
All-Asset Aggressive Strategy Fund	6,808,846	25,212	2,773,148	—	9,607,206
Liabilities
All-Asset Conservative Strategy Fund	$—	$35,415	$—	$—	$35,415
All-Asset Moderate Strategy Fund	—	64,487	—	—	64,487
All-Asset Aggressive Strategy Fund	—	51,282	—	—	51,282

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

the GUGGENHEIM FUNDS SEMI-ANNUAL report | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	$50,220,592	$50,221,095	03/15/14	$50,429,500	$51,225,080

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

During the period ended September 30, 2012, the Funds sought to gain exposure to their respective investment strategies by investing in currency and financial-linked derivative instruments. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
All-Asset Conservative Strategy Fund	45%	10%
All-Asset Moderate Strategy Fund	40%	10%
All-Asset Aggressive Strategy Fund	50%	10%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2012:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency contracts	variation margin	variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2012:

Asset Derivative Investments Value

	Futures	Futures	Futures	Total Value at
	Equity	Currency	Interest Rate	September 30,
Fund	Contracts*	Contracts*	Contracts*	2012
All-Asset Conservative Strategy Fund	$23,896	$1,718	$18,279	$43,893
All-Asset Moderate Strategy Fund	32,084	3,435	17,613	53,132
All-Asset Aggressive Strategy Fund	17,891	1,718	5,603	25,212

Liability Derivative Investments Value
	Futures	Futures	Futures	Total Value at
	Equity	Currency	Interest Rate	September 30,
Fund	Contracts*	Contracts*	Contracts*	2012
All-Asset Conservative Strategy Fund	$32,332	$3,083	$—	$35,415
All-Asset Moderate Strategy Fund	60,284	4,203	—	64,487
All-Asset Aggressive Strategy Fund	48,199	3,083	—	51,282

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$65,177	$(16,884)	$65,828	$114,121
All-Asset Moderate Strategy Fund	273,933	(32,927)	63,970	304,976
All-Asset Aggressive Strategy Fund	174,441	(14,642)	15,917	175,716

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$(56,199)	$7,699	$27,050	$(21,450)
All-Asset Moderate Strategy Fund	(178,224)	16,347	18,906	(142,971)
All-Asset Aggressive Strategy Fund	(131,260)	7,699	5,392	(118,169)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

At September 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
All-Asset Conservative Strategy Fund	$13,707,388	$1,210,131	$(47,301)	$1,162,830
All-Asset Moderate Strategy Fund	18,892,101	2,313,825	(37,619)	2,276,206
All-Asset Aggressive Strategy Fund	8,486,216	1,111,811	(16,033)	1,095,778

8. Securities Transactions

For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
All-Asset Conservative Strategy Fund	$9,748,924	$10,226,875
All-Asset Moderate Strategy Fund	4,500,552	7,622,482
All-Asset Aggressive Strategy Fund	2,300,508	4,695,780

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2012. The Funds did not have any borrowings under this agreement at September 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended September 30, 2012:

Fund	Average Daily Balance
All-Asset Conservative Strategy Fund	$12,377
All-Asset Moderate Strategy Fund	22
All-Asset Aggressive Strategy Fund	16

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION on board of trustees and officers (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	146
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments:

President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	146
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	146
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	146
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION on board of trustees and officers (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	146
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	146
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	146
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	146
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

INFORMATION on board of trustees and officers (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

36 | the GUGGENHEIM FUNDS SEMI-ANNUAL report

GUGGENHEIM INVESTMeNTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

the GUGGENHEIM FUNDS SEMI-ANNUAL report | 37

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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805 King Farm Boulevard, Suite

600 Rockville, MD 20850

guggenheiminvestments.com

800 820 0888

RSEP-SEMI-0912x0313

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date December 5, 2012

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date December 5, 2012

* Print the name and title of each signing officer under his or her signature.